UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07589
The Hartford Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a) The Semi-Annual Shareholder Reports for each of The Hartford Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford Healthcare Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, Hartford Small Cap Value Fund, The Hartford Small Company Fund, The Hartford Balanced Income Fund, The Hartford Checks and Balances Fund, The Hartford Conservative Allocation Fund, Hartford Moderate Allocation Fund, Hartford Moderately Aggressive Allocation, Hartford Multi-Asset Income Fund and Hartford Real Asset Fund are filed herewith.

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Capital Appreciation Fund
Class A/ITHAX
This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$53	1.04%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,126,664,163
Total number of portfolio holdings (excluding derivatives, if any)	144
Portfolio turnover rate (excludes in-kind redemption transactions)	44%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.1%
Communication Services	12.1%
Financials	11.8%
Consumer Discretionary	9.8%
Health Care	7.3%
Industrials	7.3%
Consumer Staples	5.3%
Energy	3.9%
Utilities	2.8%
Materials	2.3%
Real Estate	1.5%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process. As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITHAX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Capital Appreciation Fund
Class C/HCACX
This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$95	1.87%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,126,664,163
Total number of portfolio holdings (excluding derivatives, if any)	144
Portfolio turnover rate (excludes in-kind redemption transactions)	44%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.1%
Communication Services	12.1%
Financials	11.8%
Consumer Discretionary	9.8%
Health Care	7.3%
Industrials	7.3%
Consumer Staples	5.3%
Energy	3.9%
Utilities	2.8%
Materials	2.3%
Real Estate	1.5%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process. As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCACX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Capital Appreciation Fund
Class I/ITHIX
This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$41	0.80%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,126,664,163
Total number of portfolio holdings (excluding derivatives, if any)	144
Portfolio turnover rate (excludes in-kind redemption transactions)	44%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.1%
Communication Services	12.1%
Financials	11.8%
Consumer Discretionary	9.8%
Health Care	7.3%
Industrials	7.3%
Consumer Staples	5.3%
Energy	3.9%
Utilities	2.8%
Materials	2.3%
Real Estate	1.5%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process. As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITHIX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Capital Appreciation Fund
Class R3/ITHRX
This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$71	1.41%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,126,664,163
Total number of portfolio holdings (excluding derivatives, if any)	144
Portfolio turnover rate (excludes in-kind redemption transactions)	44%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.1%
Communication Services	12.1%
Financials	11.8%
Consumer Discretionary	9.8%
Health Care	7.3%
Industrials	7.3%
Consumer Staples	5.3%
Energy	3.9%
Utilities	2.8%
Materials	2.3%
Real Estate	1.5%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process. As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITHRX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Capital Appreciation Fund
Class R4/ITHSX
This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$56	1.10%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,126,664,163
Total number of portfolio holdings (excluding derivatives, if any)	144
Portfolio turnover rate (excludes in-kind redemption transactions)	44%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.1%
Communication Services	12.1%
Financials	11.8%
Consumer Discretionary	9.8%
Health Care	7.3%
Industrials	7.3%
Consumer Staples	5.3%
Energy	3.9%
Utilities	2.8%
Materials	2.3%
Real Estate	1.5%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process. As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITHSX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Capital Appreciation Fund
Class R5/ITHTX
This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$41	0.81%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,126,664,163
Total number of portfolio holdings (excluding derivatives, if any)	144
Portfolio turnover rate (excludes in-kind redemption transactions)	44%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.1%
Communication Services	12.1%
Financials	11.8%
Consumer Discretionary	9.8%
Health Care	7.3%
Industrials	7.3%
Consumer Staples	5.3%
Energy	3.9%
Utilities	2.8%
Materials	2.3%
Real Estate	1.5%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process. As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITHTX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Capital Appreciation Fund
Class R6/ITHVX
This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$35	0.70%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,126,664,163
Total number of portfolio holdings (excluding derivatives, if any)	144
Portfolio turnover rate (excludes in-kind redemption transactions)	44%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.1%
Communication Services	12.1%
Financials	11.8%
Consumer Discretionary	9.8%
Health Care	7.3%
Industrials	7.3%
Consumer Staples	5.3%
Energy	3.9%
Utilities	2.8%
Materials	2.3%
Real Estate	1.5%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process. As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITHVX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Capital Appreciation Fund
Class Y/HCAYX
This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$41	0.80%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,126,664,163
Total number of portfolio holdings (excluding derivatives, if any)	144
Portfolio turnover rate (excludes in-kind redemption transactions)	44%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.1%
Communication Services	12.1%
Financials	11.8%
Consumer Discretionary	9.8%
Health Care	7.3%
Industrials	7.3%
Consumer Staples	5.3%
Energy	3.9%
Utilities	2.8%
Materials	2.3%
Real Estate	1.5%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process. As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCAYX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Capital Appreciation Fund
Class F/HCAFX
This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$35	0.70%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$6,126,664,163
Total number of portfolio holdings (excluding derivatives, if any)	144
Portfolio turnover rate (excludes in-kind redemption transactions)	44%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.1%
Communication Services	12.1%
Financials	11.8%
Consumer Discretionary	9.8%
Health Care	7.3%
Industrials	7.3%
Consumer Staples	5.3%
Energy	3.9%
Utilities	2.8%
Materials	2.3%
Real Estate	1.5%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund no longer uses a multi-sleeve structure to construct the portfolio and to include information related to the portfolio managers’ modified portfolio construction process. As of the same date, “Asset Allocation Risk” was removed as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCAFX_0426
Semi-Annual Shareholder Report
April 30, 2026
Hartford Core Equity Fund
Class A/HAIAX
This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$36	0.70%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$11,475,120,652
Total number of portfolio holdings (excluding derivatives, if any)	76
Portfolio turnover rate	20%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.2%
Communication Services	12.2%
Financials	11.1%
Industrials	9.5%
Consumer Discretionary	9.3%
Health Care	8.1%
Consumer Staples	5.7%
Energy	3.7%
Utilities	2.6%
Real Estate	2.2%
Materials	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. As of the same date, “Sector Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHAIAX_0426
Semi-Annual Shareholder Report
April 30, 2026
Hartford Core Equity Fund
Class C/HGICX
This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$75	1.47%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$11,475,120,652
Total number of portfolio holdings (excluding derivatives, if any)	76
Portfolio turnover rate	20%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.2%
Communication Services	12.2%
Financials	11.1%
Industrials	9.5%
Consumer Discretionary	9.3%
Health Care	8.1%
Consumer Staples	5.7%
Energy	3.7%
Utilities	2.6%
Real Estate	2.2%
Materials	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. As of the same date, “Sector Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGICX_0426
Semi-Annual Shareholder Report
April 30, 2026
Hartford Core Equity Fund
Class I/HGIIX
This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$23	0.45%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$11,475,120,652
Total number of portfolio holdings (excluding derivatives, if any)	76
Portfolio turnover rate	20%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.2%
Communication Services	12.2%
Financials	11.1%
Industrials	9.5%
Consumer Discretionary	9.3%
Health Care	8.1%
Consumer Staples	5.7%
Energy	3.7%
Utilities	2.6%
Real Estate	2.2%
Materials	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. As of the same date, “Sector Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGIIX_0426
Semi-Annual Shareholder Report
April 30, 2026
Hartford Core Equity Fund
Class R3/HGIRX
This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$55	1.08%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$11,475,120,652
Total number of portfolio holdings (excluding derivatives, if any)	76
Portfolio turnover rate	20%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.2%
Communication Services	12.2%
Financials	11.1%
Industrials	9.5%
Consumer Discretionary	9.3%
Health Care	8.1%
Consumer Staples	5.7%
Energy	3.7%
Utilities	2.6%
Real Estate	2.2%
Materials	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. As of the same date, “Sector Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGIRX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Core Equity Fund
Class R4/HGISX
This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$38	0.75%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$11,475,120,652
Total number of portfolio holdings (excluding derivatives, if any)	76
Portfolio turnover rate	20%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.2%
Communication Services	12.2%
Financials	11.1%
Industrials	9.5%
Consumer Discretionary	9.3%
Health Care	8.1%
Consumer Staples	5.7%
Energy	3.7%
Utilities	2.6%
Real Estate	2.2%
Materials	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. As of the same date, “Sector Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGISX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Core Equity Fund
Class R5/HGITX
This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$24	0.48%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$11,475,120,652
Total number of portfolio holdings (excluding derivatives, if any)	76
Portfolio turnover rate	20%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.2%
Communication Services	12.2%
Financials	11.1%
Industrials	9.5%
Consumer Discretionary	9.3%
Health Care	8.1%
Consumer Staples	5.7%
Energy	3.7%
Utilities	2.6%
Real Estate	2.2%
Materials	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. As of the same date, “Sector Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGITX_0426
Semi-Annual Shareholder Report
April 30, 2026
Hartford Core Equity Fund
Class R6/HAITX
This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$18	0.36%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$11,475,120,652
Total number of portfolio holdings (excluding derivatives, if any)	76
Portfolio turnover rate	20%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.2%
Communication Services	12.2%
Financials	11.1%
Industrials	9.5%
Consumer Discretionary	9.3%
Health Care	8.1%
Consumer Staples	5.7%
Energy	3.7%
Utilities	2.6%
Real Estate	2.2%
Materials	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. As of the same date, “Sector Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHAITX_0426
Semi-Annual Shareholder Report
April 30, 2026
Hartford Core Equity Fund
Class Y/HGIYX
This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$23	0.46%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$11,475,120,652
Total number of portfolio holdings (excluding derivatives, if any)	76
Portfolio turnover rate	20%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.2%
Communication Services	12.2%
Financials	11.1%
Industrials	9.5%
Consumer Discretionary	9.3%
Health Care	8.1%
Consumer Staples	5.7%
Energy	3.7%
Utilities	2.6%
Real Estate	2.2%
Materials	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. As of the same date, “Sector Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGIYX_0426
Semi-Annual Shareholder Report
April 30, 2026
Hartford Core Equity Fund
Class F/HGIFX
This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$18	0.36%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$11,475,120,652
Total number of portfolio holdings (excluding derivatives, if any)	76
Portfolio turnover rate	20%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.2%
Communication Services	12.2%
Financials	11.1%
Industrials	9.5%
Consumer Discretionary	9.3%
Health Care	8.1%
Consumer Staples	5.7%
Energy	3.7%
Utilities	2.6%
Real Estate	2.2%
Materials	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that, based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. As of the same date, “Sector Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGIFX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Dividend and Growth Fund
Class A/IHGIX
This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$49	0.95%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$18,281,385,735
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	29%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.6%
Financials	16.9%
Industrials	12.5%
Health Care	12.4%
Communication Services	8.4%
Consumer Discretionary	6.9%
Energy	6.4%
Consumer Staples	6.1%
Utilities	4.6%
Real Estate	3.1%
Materials	2.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHGIX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Dividend and Growth Fund
Class C/HDGCX
This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$90	1.74%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$18,281,385,735
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	29%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.6%
Financials	16.9%
Industrials	12.5%
Health Care	12.4%
Communication Services	8.4%
Consumer Discretionary	6.9%
Energy	6.4%
Consumer Staples	6.1%
Utilities	4.6%
Real Estate	3.1%
Materials	2.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDGCX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Dividend and Growth Fund
Class I/HDGIX
This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38	0.73%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$18,281,385,735
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	29%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.6%
Financials	16.9%
Industrials	12.5%
Health Care	12.4%
Communication Services	8.4%
Consumer Discretionary	6.9%
Energy	6.4%
Consumer Staples	6.1%
Utilities	4.6%
Real Estate	3.1%
Materials	2.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDGIX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Dividend and Growth Fund
Class R3/HDGRX
This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$69	1.34%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$18,281,385,735
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	29%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.6%
Financials	16.9%
Industrials	12.5%
Health Care	12.4%
Communication Services	8.4%
Consumer Discretionary	6.9%
Energy	6.4%
Consumer Staples	6.1%
Utilities	4.6%
Real Estate	3.1%
Materials	2.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDGRX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Dividend and Growth Fund
Class R4/HDGSX
This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$54	1.04%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$18,281,385,735
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	29%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.6%
Financials	16.9%
Industrials	12.5%
Health Care	12.4%
Communication Services	8.4%
Consumer Discretionary	6.9%
Energy	6.4%
Consumer Staples	6.1%
Utilities	4.6%
Real Estate	3.1%
Materials	2.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDGSX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Dividend and Growth Fund
Class R5/HDGTX
This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$38	0.73%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$18,281,385,735
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	29%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.6%
Financials	16.9%
Industrials	12.5%
Health Care	12.4%
Communication Services	8.4%
Consumer Discretionary	6.9%
Energy	6.4%
Consumer Staples	6.1%
Utilities	4.6%
Real Estate	3.1%
Materials	2.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDGTX_0426
Semi-Annual Shareholder Report
April 30, 2026
The Hartford Dividend and Growth Fund
Class R6/HDGVX
This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$33	0.63%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$18,281,385,735
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	29%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.6%
Financials	16.9%
Industrials	12.5%
Health Care	12.4%
Communication Services	8.4%
Consumer Discretionary	6.9%
Energy	6.4%
Consumer Staples	6.1%
Utilities	4.6%
Real Estate	3.1%
Materials	2.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDGVX_0426
Semi-Annual Shareholder Report
April 30, 2026
The Hartford Dividend and Growth Fund
Class Y/HDGYX
This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$38	0.73%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$18,281,385,735
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	29%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.6%
Financials	16.9%
Industrials	12.5%
Health Care	12.4%
Communication Services	8.4%
Consumer Discretionary	6.9%
Energy	6.4%
Consumer Staples	6.1%
Utilities	4.6%
Real Estate	3.1%
Materials	2.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDGYX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Dividend and Growth Fund
Class F/HDGFX
This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$33	0.63%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$18,281,385,735
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	29%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	19.6%
Financials	16.9%
Industrials	12.5%
Health Care	12.4%
Communication Services	8.4%
Consumer Discretionary	6.9%
Energy	6.4%
Consumer Staples	6.1%
Utilities	4.6%
Real Estate	3.1%
Materials	2.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDGFX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Equity Income Fund
Class A/HQIAX
This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$51	0.97%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$4,914,562,582
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	33%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.3%
Health Care	15.8%
Information Technology	11.7%
Industrials	11.6%
Consumer Staples	9.5%
Utilities	8.0%
Real Estate	7.4%
Energy	4.9%
Materials	3.8%
Consumer Discretionary	3.1%
Communication Services	2.9%
Short-Term Investments	1.3%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHQIAX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Equity Income Fund
Class C/HQICX
This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$91	1.76%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$4,914,562,582
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	33%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.3%
Health Care	15.8%
Information Technology	11.7%
Industrials	11.6%
Consumer Staples	9.5%
Utilities	8.0%
Real Estate	7.4%
Energy	4.9%
Materials	3.8%
Consumer Discretionary	3.1%
Communication Services	2.9%
Short-Term Investments	1.3%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHQICX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Equity Income Fund
Class I/HQIIX
This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$40	0.76%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$4,914,562,582
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	33%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.3%
Health Care	15.8%
Information Technology	11.7%
Industrials	11.6%
Consumer Staples	9.5%
Utilities	8.0%
Real Estate	7.4%
Energy	4.9%
Materials	3.8%
Consumer Discretionary	3.1%
Communication Services	2.9%
Short-Term Investments	1.3%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHQIIX_0426
Semi-Annual Shareholder Report
April 30, 2026
The Hartford Equity Income Fund
Class R3/HQIRX
This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$71	1.36%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$4,914,562,582
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	33%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.3%
Health Care	15.8%
Information Technology	11.7%
Industrials	11.6%
Consumer Staples	9.5%
Utilities	8.0%
Real Estate	7.4%
Energy	4.9%
Materials	3.8%
Consumer Discretionary	3.1%
Communication Services	2.9%
Short-Term Investments	1.3%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHQIRX_0426
Semi-Annual Shareholder Report
April 30, 2026
The Hartford Equity Income Fund
Class R4/HQISX
This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$55	1.06%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$4,914,562,582
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	33%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.3%
Health Care	15.8%
Information Technology	11.7%
Industrials	11.6%
Consumer Staples	9.5%
Utilities	8.0%
Real Estate	7.4%
Energy	4.9%
Materials	3.8%
Consumer Discretionary	3.1%
Communication Services	2.9%
Short-Term Investments	1.3%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHQISX_0426
Semi-Annual Shareholder Report
April 30, 2026
The Hartford Equity Income Fund
Class R5/HQITX
This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$39	0.75%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$4,914,562,582
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	33%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.3%
Health Care	15.8%
Information Technology	11.7%
Industrials	11.6%
Consumer Staples	9.5%
Utilities	8.0%
Real Estate	7.4%
Energy	4.9%
Materials	3.8%
Consumer Discretionary	3.1%
Communication Services	2.9%
Short-Term Investments	1.3%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHQITX_0426
Semi-Annual Shareholder Report
April 30, 2026
The Hartford Equity Income Fund
Class R6/HQIVX
This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$34	0.65%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$4,914,562,582
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	33%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.3%
Health Care	15.8%
Information Technology	11.7%
Industrials	11.6%
Consumer Staples	9.5%
Utilities	8.0%
Real Estate	7.4%
Energy	4.9%
Materials	3.8%
Consumer Discretionary	3.1%
Communication Services	2.9%
Short-Term Investments	1.3%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHQIVX_0426
Semi-Annual Shareholder Report
April 30, 2026
The Hartford Equity Income Fund
Class Y/HQIYX
This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$39	0.74%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$4,914,562,582
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	33%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.3%
Health Care	15.8%
Information Technology	11.7%
Industrials	11.6%
Consumer Staples	9.5%
Utilities	8.0%
Real Estate	7.4%
Energy	4.9%
Materials	3.8%
Consumer Discretionary	3.1%
Communication Services	2.9%
Short-Term Investments	1.3%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHQIYX_0426
Semi-Annual Shareholder Report
April 30, 2026
The Hartford Equity Income Fund
Class F/HQIFX
This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$33	0.64%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$4,914,562,582
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	33%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.3%
Health Care	15.8%
Information Technology	11.7%
Industrials	11.6%
Consumer Staples	9.5%
Utilities	8.0%
Real Estate	7.4%
Energy	4.9%
Materials	3.8%
Consumer Discretionary	3.1%
Communication Services	2.9%
Short-Term Investments	1.3%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHQIFX_0426
Semi-Annual Shareholder Report
April 30, 2026
The Hartford Healthcare Fund
Class A/HGHAX
This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$66	1.31%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$728,721,557
Total number of portfolio holdings (excluding derivatives, if any)	86
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	25.1%
Health Care Providers & Services	17.6%
Health Care Equipment & Services & Supplies	15.9%
Life Sciences Tools & Services	8.3%
Health Care Technology	0.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGHAX_0426
Semi-Annual Shareholder Report
April 30, 2026
The Hartford Healthcare Fund
Class C/HGHCX
This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$108	2.15%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$728,721,557
Total number of portfolio holdings (excluding derivatives, if any)	86
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	25.1%
Health Care Providers & Services	17.6%
Health Care Equipment & Services & Supplies	15.9%
Life Sciences Tools & Services	8.3%
Health Care Technology	0.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGHCX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Healthcare Fund
Class I/HGHIX
This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$53	1.05%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$728,721,557
Total number of portfolio holdings (excluding derivatives, if any)	86
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	25.1%
Health Care Providers & Services	17.6%
Health Care Equipment & Services & Supplies	15.9%
Life Sciences Tools & Services	8.3%
Health Care Technology	0.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGHIX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Healthcare Fund
Class R3/HGHRX
This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$83	1.64%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$728,721,557
Total number of portfolio holdings (excluding derivatives, if any)	86
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	25.1%
Health Care Providers & Services	17.6%
Health Care Equipment & Services & Supplies	15.9%
Life Sciences Tools & Services	8.3%
Health Care Technology	0.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGHRX_0426

Semi-Annual Shareholder Report

April 30, 2026
The Hartford Healthcare Fund
Class R4/HGHSX
This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$67	1.33%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$728,721,557
Total number of portfolio holdings (excluding derivatives, if any)	86
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	25.1%
Health Care Providers & Services	17.6%
Health Care Equipment & Services & Supplies	15.9%
Life Sciences Tools & Services	8.3%
Health Care Technology	0.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGHSX_0426

Semi-Annual Shareholder Report

April 30, 2026
The Hartford Healthcare Fund
Class R5/HGHTX
This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$54	1.06%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$728,721,557
Total number of portfolio holdings (excluding derivatives, if any)	86
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	25.1%
Health Care Providers & Services	17.6%
Health Care Equipment & Services & Supplies	15.9%
Life Sciences Tools & Services	8.3%
Health Care Technology	0.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGHTX_0426
Semi-Annual Shareholder Report
April 30, 2026
The Hartford Healthcare Fund
Class R6/HGHVX
This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$48	0.94%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$728,721,557
Total number of portfolio holdings (excluding derivatives, if any)	86
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	25.1%
Health Care Providers & Services	17.6%
Health Care Equipment & Services & Supplies	15.9%
Life Sciences Tools & Services	8.3%
Health Care Technology	0.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGHVX_0426
Semi-Annual Shareholder Report
April 30, 2026
The Hartford Healthcare Fund
Class Y/HGHYX
This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$53	1.05%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$728,721,557
Total number of portfolio holdings (excluding derivatives, if any)	86
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	25.1%
Health Care Providers & Services	17.6%
Health Care Equipment & Services & Supplies	15.9%
Life Sciences Tools & Services	8.3%
Health Care Technology	0.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGHYX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Healthcare Fund
Class F/HGHFX
This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$48	0.94%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$728,721,557
Total number of portfolio holdings (excluding derivatives, if any)	86
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	25.1%
Health Care Providers & Services	17.6%
Health Care Equipment & Services & Supplies	15.9%
Life Sciences Tools & Services	8.3%
Health Care Technology	0.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGHFX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford MidCap Fund
Class A/HFMCX
This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$57	1.15%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$3,535,001,945
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	24%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	31.7%
Information Technology	22.4%
Consumer Discretionary	15.5%
Communication Services	8.5%
Health Care	7.7%
Financials	7.4%
Consumer Staples	2.9%
Energy	2.2%
Real Estate	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFMCX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford MidCap Fund
Class C/HMDCX
This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$98	1.97%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$3,535,001,945
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	24%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	31.7%
Information Technology	22.4%
Consumer Discretionary	15.5%
Communication Services	8.5%
Health Care	7.7%
Financials	7.4%
Consumer Staples	2.9%
Energy	2.2%
Real Estate	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMDCX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford MidCap Fund
Class I/HFMIX
This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$45	0.90%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$3,535,001,945
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	24%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	31.7%
Information Technology	22.4%
Consumer Discretionary	15.5%
Communication Services	8.5%
Health Care	7.7%
Financials	7.4%
Consumer Staples	2.9%
Energy	2.2%
Real Estate	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFMIX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford MidCap Fund
Class R3/HFMRX
This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$74	1.49%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$3,535,001,945
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	24%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	31.7%
Information Technology	22.4%
Consumer Discretionary	15.5%
Communication Services	8.5%
Health Care	7.7%
Financials	7.4%
Consumer Staples	2.9%
Energy	2.2%
Real Estate	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFMRX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford MidCap Fund
Class R4/HFMSX
This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$59	1.19%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$3,535,001,945
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	24%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	31.7%
Information Technology	22.4%
Consumer Discretionary	15.5%
Communication Services	8.5%
Health Care	7.7%
Financials	7.4%
Consumer Staples	2.9%
Energy	2.2%
Real Estate	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFMSX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford MidCap Fund
Class R5/HFMTX
This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$44	0.89%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$3,535,001,945
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	24%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	31.7%
Information Technology	22.4%
Consumer Discretionary	15.5%
Communication Services	8.5%
Health Care	7.7%
Financials	7.4%
Consumer Staples	2.9%
Energy	2.2%
Real Estate	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFMTX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford MidCap Fund
Class R6/HFMVX
This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$38	0.77%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$3,535,001,945
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	24%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	31.7%
Information Technology	22.4%
Consumer Discretionary	15.5%
Communication Services	8.5%
Health Care	7.7%
Financials	7.4%
Consumer Staples	2.9%
Energy	2.2%
Real Estate	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFMVX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford MidCap Fund
Class Y/HMDYX
This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$44	0.88%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$3,535,001,945
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	24%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	31.7%
Information Technology	22.4%
Consumer Discretionary	15.5%
Communication Services	8.5%
Health Care	7.7%
Financials	7.4%
Consumer Staples	2.9%
Energy	2.2%
Real Estate	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMDYX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford MidCap Fund
Class F/HMDFX
This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$38	0.77%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$3,535,001,945
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	24%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	31.7%
Information Technology	22.4%
Consumer Discretionary	15.5%
Communication Services	8.5%
Health Care	7.7%
Financials	7.4%
Consumer Staples	2.9%
Energy	2.2%
Real Estate	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMDFX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford MidCap Value Fund
Class A/HMVAX
This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$59	1.12%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,183,426,373
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	85%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Financials	16.0%
Consumer Discretionary	9.6%
Information Technology	9.6%
Real Estate	7.3%
Health Care	7.2%
Materials	6.5%
Utilities	6.1%
Energy	5.0%
Consumer Staples	4.6%
Communication Services	2.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMVAX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford MidCap Value Fund
Class C/HMVCX
This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$105	1.99%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,183,426,373
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	85%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Financials	16.0%
Consumer Discretionary	9.6%
Information Technology	9.6%
Real Estate	7.3%
Health Care	7.2%
Materials	6.5%
Utilities	6.1%
Energy	5.0%
Consumer Staples	4.6%
Communication Services	2.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMVCX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford MidCap Value Fund
Class I/HMVJX
This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$41	0.78%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,183,426,373
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	85%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Financials	16.0%
Consumer Discretionary	9.6%
Information Technology	9.6%
Real Estate	7.3%
Health Care	7.2%
Materials	6.5%
Utilities	6.1%
Energy	5.0%
Consumer Staples	4.6%
Communication Services	2.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMVJX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford MidCap Value Fund
Class R3/HMVRX
This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$77	1.46%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,183,426,373
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	85%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Financials	16.0%
Consumer Discretionary	9.6%
Information Technology	9.6%
Real Estate	7.3%
Health Care	7.2%
Materials	6.5%
Utilities	6.1%
Energy	5.0%
Consumer Staples	4.6%
Communication Services	2.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMVRX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford MidCap Value Fund
Class R4/HMVSX
This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$61	1.16%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,183,426,373
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	85%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Financials	16.0%
Consumer Discretionary	9.6%
Information Technology	9.6%
Real Estate	7.3%
Health Care	7.2%
Materials	6.5%
Utilities	6.1%
Energy	5.0%
Consumer Staples	4.6%
Communication Services	2.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMVSX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford MidCap Value Fund
Class R5/HMVTX
This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$45	0.86%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,183,426,373
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	85%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Financials	16.0%
Consumer Discretionary	9.6%
Information Technology	9.6%
Real Estate	7.3%
Health Care	7.2%
Materials	6.5%
Utilities	6.1%
Energy	5.0%
Consumer Staples	4.6%
Communication Services	2.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMVTX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford MidCap Value Fund
Class R6/HMVUX
This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$39	0.74%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,183,426,373
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	85%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Financials	16.0%
Consumer Discretionary	9.6%
Information Technology	9.6%
Real Estate	7.3%
Health Care	7.2%
Materials	6.5%
Utilities	6.1%
Energy	5.0%
Consumer Staples	4.6%
Communication Services	2.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMVUX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford MidCap Value Fund
Class Y/HMVYX
This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$45	0.85%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,183,426,373
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	85%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Financials	16.0%
Consumer Discretionary	9.6%
Information Technology	9.6%
Real Estate	7.3%
Health Care	7.2%
Materials	6.5%
Utilities	6.1%
Energy	5.0%
Consumer Staples	4.6%
Communication Services	2.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMVYX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford MidCap Value Fund
Class F/HMVFX
This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$39	0.74%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,183,426,373
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	85%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Financials	16.0%
Consumer Discretionary	9.6%
Information Technology	9.6%
Real Estate	7.3%
Health Care	7.2%
Materials	6.5%
Utilities	6.1%
Energy	5.0%
Consumer Staples	4.6%
Communication Services	2.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMVFX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Small Cap Value Fund
Class A/HSMAX
This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$67*	1.24%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$265,855,861
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	33%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.9%
Consumer Discretionary	19.0%
Industrials	10.1%
Information Technology	8.8%
Utilities	6.3%
Real Estate	5.7%
Materials	5.6%
Health Care	4.8%
Energy	4.1%
Consumer Staples	1.4%
Communication Services	0.8%
Short-Term Investments	4.8%
Other Assets & Liabilities	(4.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSMAX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Small Cap Value Fund
Class C/HTSCX
This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$111*	2.05%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$265,855,861
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	33%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.9%
Consumer Discretionary	19.0%
Industrials	10.1%
Information Technology	8.8%
Utilities	6.3%
Real Estate	5.7%
Materials	5.6%
Health Care	4.8%
Energy	4.1%
Consumer Staples	1.4%
Communication Services	0.8%
Short-Term Investments	4.8%
Other Assets & Liabilities	(4.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHTSCX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Small Cap Value Fund
Class I/HSEIX
This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$50*	0.92%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$265,855,861
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	33%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.9%
Consumer Discretionary	19.0%
Industrials	10.1%
Information Technology	8.8%
Utilities	6.3%
Real Estate	5.7%
Materials	5.6%
Health Care	4.8%
Energy	4.1%
Consumer Staples	1.4%
Communication Services	0.8%
Short-Term Investments	4.8%
Other Assets & Liabilities	(4.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSEIX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Small Cap Value Fund
Class R3/HSMRX
This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$81*	1.50%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$265,855,861
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	33%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.9%
Consumer Discretionary	19.0%
Industrials	10.1%
Information Technology	8.8%
Utilities	6.3%
Real Estate	5.7%
Materials	5.6%
Health Care	4.8%
Energy	4.1%
Consumer Staples	1.4%
Communication Services	0.8%
Short-Term Investments	4.8%
Other Assets & Liabilities	(4.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSMRX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Small Cap Value Fund
Class R4/HSMSX
This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$65*	1.20%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$265,855,861
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	33%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.9%
Consumer Discretionary	19.0%
Industrials	10.1%
Information Technology	8.8%
Utilities	6.3%
Real Estate	5.7%
Materials	5.6%
Health Care	4.8%
Energy	4.1%
Consumer Staples	1.4%
Communication Services	0.8%
Short-Term Investments	4.8%
Other Assets & Liabilities	(4.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSMSX_0426
Semi-Annual Shareholder Report
April 30, 2026
Hartford Small Cap Value Fund
Class R5/HSMTX
This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$48*	0.89%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$265,855,861
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	33%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.9%
Consumer Discretionary	19.0%
Industrials	10.1%
Information Technology	8.8%
Utilities	6.3%
Real Estate	5.7%
Materials	5.6%
Health Care	4.8%
Energy	4.1%
Consumer Staples	1.4%
Communication Services	0.8%
Short-Term Investments	4.8%
Other Assets & Liabilities	(4.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSMTX_0426
Semi-Annual Shareholder Report
April 30, 2026
Hartford Small Cap Value Fund
Class R6/HSMVX
This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$43*	0.80%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$265,855,861
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	33%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.9%
Consumer Discretionary	19.0%
Industrials	10.1%
Information Technology	8.8%
Utilities	6.3%
Real Estate	5.7%
Materials	5.6%
Health Care	4.8%
Energy	4.1%
Consumer Staples	1.4%
Communication Services	0.8%
Short-Term Investments	4.8%
Other Assets & Liabilities	(4.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSMVX_0426
Semi-Annual Shareholder Report
April 30, 2026
Hartford Small Cap Value Fund
Class Y/HSMYX
This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$46*	0.85%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$265,855,861
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	33%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.9%
Consumer Discretionary	19.0%
Industrials	10.1%
Information Technology	8.8%
Utilities	6.3%
Real Estate	5.7%
Materials	5.6%
Health Care	4.8%
Energy	4.1%
Consumer Staples	1.4%
Communication Services	0.8%
Short-Term Investments	4.8%
Other Assets & Liabilities	(4.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSMYX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Small Cap Value Fund
Class F/HSMFX
This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$43*	0.80%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$265,855,861
Total number of portfolio holdings (excluding derivatives, if any)	63
Portfolio turnover rate	33%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.9%
Consumer Discretionary	19.0%
Industrials	10.1%
Information Technology	8.8%
Utilities	6.3%
Real Estate	5.7%
Materials	5.6%
Health Care	4.8%
Energy	4.1%
Consumer Staples	1.4%
Communication Services	0.8%
Short-Term Investments	4.8%
Other Assets & Liabilities	(4.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSMFX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Small Company Fund
Class A/IHSAX
This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$66	1.28%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$664,345,108
Total number of portfolio holdings (excluding derivatives, if any)	119
Portfolio turnover rate	24%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.5%
Industrials	26.7%
Information Technology	17.8%
Financials	8.0%
Consumer Discretionary	7.1%
Real Estate	3.8%
Energy	3.3%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHSAX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Small Company Fund
Class C/HSMCX
This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$110	2.13%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$664,345,108
Total number of portfolio holdings (excluding derivatives, if any)	119
Portfolio turnover rate	24%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.5%
Industrials	26.7%
Information Technology	17.8%
Financials	8.0%
Consumer Discretionary	7.1%
Real Estate	3.8%
Energy	3.3%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSMCX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Small Company Fund
Class I/IHSIX
This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$52	1.01%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$664,345,108
Total number of portfolio holdings (excluding derivatives, if any)	119
Portfolio turnover rate	24%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.5%
Industrials	26.7%
Information Technology	17.8%
Financials	8.0%
Consumer Discretionary	7.1%
Real Estate	3.8%
Energy	3.3%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHSIX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Small Company Fund
Class R3/IHSRX
This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$83	1.60%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$664,345,108
Total number of portfolio holdings (excluding derivatives, if any)	119
Portfolio turnover rate	24%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.5%
Industrials	26.7%
Information Technology	17.8%
Financials	8.0%
Consumer Discretionary	7.1%
Real Estate	3.8%
Energy	3.3%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHSRX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Small Company Fund
Class R4/IHSSX
This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$67	1.29%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$664,345,108
Total number of portfolio holdings (excluding derivatives, if any)	119
Portfolio turnover rate	24%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.5%
Industrials	26.7%
Information Technology	17.8%
Financials	8.0%
Consumer Discretionary	7.1%
Real Estate	3.8%
Energy	3.3%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHSSX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Small Company Fund
Class R5/IHSUX
This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$52	1.00%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$664,345,108
Total number of portfolio holdings (excluding derivatives, if any)	119
Portfolio turnover rate	24%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.5%
Industrials	26.7%
Information Technology	17.8%
Financials	8.0%
Consumer Discretionary	7.1%
Real Estate	3.8%
Energy	3.3%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHSUX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Small Company Fund
Class R6/IHSVX
This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$46	0.88%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$664,345,108
Total number of portfolio holdings (excluding derivatives, if any)	119
Portfolio turnover rate	24%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.5%
Industrials	26.7%
Information Technology	17.8%
Financials	8.0%
Consumer Discretionary	7.1%
Real Estate	3.8%
Energy	3.3%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHSVX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Small Company Fund
Class Y/HSCYX
This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$51	0.98%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$664,345,108
Total number of portfolio holdings (excluding derivatives, if any)	119
Portfolio turnover rate	24%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.5%
Industrials	26.7%
Information Technology	17.8%
Financials	8.0%
Consumer Discretionary	7.1%
Real Estate	3.8%
Energy	3.3%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSCYX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Small Company Fund
Class F/IHSFX
This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$46	0.88%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$664,345,108
Total number of portfolio holdings (excluding derivatives, if any)	119
Portfolio turnover rate	24%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	27.5%
Industrials	26.7%
Information Technology	17.8%
Financials	8.0%
Consumer Discretionary	7.1%
Real Estate	3.8%
Energy	3.3%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHSFX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Balanced Income Fund
Class A/HBLAX
This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$45	0.89%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$11,298,883,722
Total number of portfolio holdings	1,581
Portfolio turnover rate	51%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	44.2%
Foreign Government Obligations	4.0%
U.S. Government Securities	2.7%
Municipal Bonds	0.3%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBLAX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Balanced Income Fund
Class C/HBLCX
This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$85	1.67%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$11,298,883,722
Total number of portfolio holdings	1,581
Portfolio turnover rate	51%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	44.2%
Foreign Government Obligations	4.0%
U.S. Government Securities	2.7%
Municipal Bonds	0.3%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBLCX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Balanced Income Fund
Class I/HBLIX
This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$34	0.67%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$11,298,883,722
Total number of portfolio holdings	1,581
Portfolio turnover rate	51%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	44.2%
Foreign Government Obligations	4.0%
U.S. Government Securities	2.7%
Municipal Bonds	0.3%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBLIX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Balanced Income Fund
Class R3/HBLRX
This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$64	1.27%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$11,298,883,722
Total number of portfolio holdings	1,581
Portfolio turnover rate	51%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	44.2%
Foreign Government Obligations	4.0%
U.S. Government Securities	2.7%
Municipal Bonds	0.3%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBLRX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Balanced Income Fund
Class R4/HBLSX
This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$50	0.99%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$11,298,883,722
Total number of portfolio holdings	1,581
Portfolio turnover rate	51%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	44.2%
Foreign Government Obligations	4.0%
U.S. Government Securities	2.7%
Municipal Bonds	0.3%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBLSX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Balanced Income Fund
Class R5/HBLTX
This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$34	0.67%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$11,298,883,722
Total number of portfolio holdings	1,581
Portfolio turnover rate	51%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	44.2%
Foreign Government Obligations	4.0%
U.S. Government Securities	2.7%
Municipal Bonds	0.3%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBLTX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Balanced Income Fund
Class R6/HBLVX
This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$29	0.57%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$11,298,883,722
Total number of portfolio holdings	1,581
Portfolio turnover rate	51%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	44.2%
Foreign Government Obligations	4.0%
U.S. Government Securities	2.7%
Municipal Bonds	0.3%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBLVX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Balanced Income Fund
Class Y/HBLYX
This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$35	0.68%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$11,298,883,722
Total number of portfolio holdings	1,581
Portfolio turnover rate	51%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	44.2%
Foreign Government Obligations	4.0%
U.S. Government Securities	2.7%
Municipal Bonds	0.3%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBLYX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Balanced Income Fund
Class F/HBLFX
This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$29	0.57%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$11,298,883,722
Total number of portfolio holdings	1,581
Portfolio turnover rate	51%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	44.2%
Foreign Government Obligations	4.0%
U.S. Government Securities	2.7%
Municipal Bonds	0.3%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBLFX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Checks and Balances Fund
Class A/HCKAX
This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$19*	0.38%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,354,090,828
Total number of portfolio holdings	3
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	67.3%
Taxable Fixed Income Fund	32.4%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCKAX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Checks and Balances Fund
Class C/HCKCX
This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$60*	1.18%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,354,090,828
Total number of portfolio holdings	3
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	67.3%
Taxable Fixed Income Fund	32.4%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCKCX_0426
Semi-Annual Shareholder Report
April 30, 2026
The Hartford Checks and Balances Fund
Class I/HCKIX
This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$9*	0.18%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,354,090,828
Total number of portfolio holdings	3
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	67.3%
Taxable Fixed Income Fund	32.4%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCKIX_0426
Semi-Annual Shareholder Report
April 30, 2026
The Hartford Checks and Balances Fund
Class R3/HCKRX
This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$38*	0.75%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,354,090,828
Total number of portfolio holdings	3
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	67.3%
Taxable Fixed Income Fund	32.4%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCKRX_0426
Semi-Annual Shareholder Report
April 30, 2026
The Hartford Checks and Balances Fund
Class R4/HCKSX
This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$23*	0.46%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,354,090,828
Total number of portfolio holdings	3
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	67.3%
Taxable Fixed Income Fund	32.4%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCKSX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Checks and Balances Fund
Class R5/HCKTX
This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$8*	0.16%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,354,090,828
Total number of portfolio holdings	3
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	67.3%
Taxable Fixed Income Fund	32.4%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCKTX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Checks and Balances Fund
Class F/HCKFX
This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$2*	0.04%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$1,354,090,828
Total number of portfolio holdings	3
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	67.3%
Taxable Fixed Income Fund	32.4%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCKFX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Conservative Allocation Fund
Class A/HCVAX
This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$26*	0.52%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$140,826,533
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.4%
Domestic Equity Funds	26.7%
International/Global Equity Funds	10.6%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCVAX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Conservative Allocation Fund
Class C/HCVCX
This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$69*	1.37%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$140,826,533
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.4%
Domestic Equity Funds	26.7%
International/Global Equity Funds	10.6%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCVCX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Conservative Allocation Fund
Class I/HCVIX
This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$13*	0.25%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$140,826,533
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.4%
Domestic Equity Funds	26.7%
International/Global Equity Funds	10.6%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCVIX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Conservative Allocation Fund
Class R3/HCVRX
This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$44*	0.87%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$140,826,533
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.4%
Domestic Equity Funds	26.7%
International/Global Equity Funds	10.6%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCVRX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Conservative Allocation Fund
Class R4/HCVSX
This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$28*	0.56%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$140,826,533
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.4%
Domestic Equity Funds	26.7%
International/Global Equity Funds	10.6%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCVSX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Conservative Allocation Fund
Class R5/HCVTX
This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$13*	0.26%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$140,826,533
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.4%
Domestic Equity Funds	26.7%
International/Global Equity Funds	10.6%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCVTX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Conservative Allocation Fund
Class Y/HCVYX
This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$13*	0.25%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$140,826,533
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.4%
Domestic Equity Funds	26.7%
International/Global Equity Funds	10.6%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCVYX_0426

Semi-Annual Shareholder Report

April 30, 2026

The Hartford Conservative Allocation Fund
Class F/HCVFX
This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$8*	0.15%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$140,826,533
Total number of portfolio holdings	17
Portfolio turnover rate	9%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.4%
Domestic Equity Funds	26.7%
International/Global Equity Funds	10.6%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCVFX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Moderate Allocation Fund
Class A/HBAAX
This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$28*	0.54%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$327,377,892
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.4%
Taxable Fixed Income Funds	36.4%
International/Global Equity Funds	21.0%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBAAX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Moderate Allocation Fund
Class C/HBACX
This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$70*	1.37%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$327,377,892
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.4%
Taxable Fixed Income Funds	36.4%
International/Global Equity Funds	21.0%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBACX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Moderate Allocation Fund
Class I/HBAIX
This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$15*	0.29%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$327,377,892
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.4%
Taxable Fixed Income Funds	36.4%
International/Global Equity Funds	21.0%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBAIX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Moderate Allocation Fund
Class R3/HBARX
This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$45*	0.89%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$327,377,892
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.4%
Taxable Fixed Income Funds	36.4%
International/Global Equity Funds	21.0%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBARX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Moderate Allocation Fund
Class R4/HBASX
This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$30*	0.58%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$327,377,892
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.4%
Taxable Fixed Income Funds	36.4%
International/Global Equity Funds	21.0%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBASX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Moderate Allocation Fund
Class R5/HBATX
This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$14*	0.27%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$327,377,892
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.4%
Taxable Fixed Income Funds	36.4%
International/Global Equity Funds	21.0%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBATX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Moderate Allocation Fund
Class F/HBADX
This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$9*	0.18%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$327,377,892
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.4%
Taxable Fixed Income Funds	36.4%
International/Global Equity Funds	21.0%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBADX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Moderately Aggressive Allocation Fund
(formerly, The Hartford Growth Allocation Fund)
Class A/HRAAX
This semi-annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$27*	0.53%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$584,225,718
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	58.0%
International/Global Equity Funds	26.1%
Taxable Fixed Income Funds	15.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRAAX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Moderately Aggressive Allocation Fund
(formerly, The Hartford Growth Allocation Fund)
Class C/HRACX
This semi-annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$71*	1.38%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$584,225,718
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	58.0%
International/Global Equity Funds	26.1%
Taxable Fixed Income Funds	15.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRACX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Moderately Aggressive Allocation Fund
(formerly, The Hartford Growth Allocation Fund)
Class I/HRAIX
This semi-annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$14*	0.27%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$584,225,718
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	58.0%
International/Global Equity Funds	26.1%
Taxable Fixed Income Funds	15.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRAIX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Moderately Aggressive Allocation Fund
(formerly, The Hartford Growth Allocation Fund)
Class R3/HRARX
This semi-annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$45*	0.88%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$584,225,718
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	58.0%
International/Global Equity Funds	26.1%
Taxable Fixed Income Funds	15.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRARX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Moderately Aggressive Allocation Fund
(formerly, The Hartford Growth Allocation Fund)
Class R4/HRASX
This semi-annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$29*	0.57%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$584,225,718
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	58.0%
International/Global Equity Funds	26.1%
Taxable Fixed Income Funds	15.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRASX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Moderately Aggressive Allocation Fund
(formerly, The Hartford Growth Allocation Fund)
Class R5/HRATX
This semi-annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$13*	0.26%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$584,225,718
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	58.0%
International/Global Equity Funds	26.1%
Taxable Fixed Income Funds	15.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRATX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Moderately Aggressive Allocation Fund
(formerly, The Hartford Growth Allocation Fund)
Class F/HRAFX
This semi-annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$8*	0.16%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$584,225,718
Total number of portfolio holdings	16
Portfolio turnover rate	10%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	58.0%
International/Global Equity Funds	26.1%
Taxable Fixed Income Funds	15.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRAFX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Multi-Asset Income Fund
Class A/ITTAX
This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$54	1.07%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$571,179,491
Total number of portfolio holdings	1,507
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	65%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	25.1%
Corporate Bonds	21.1%
Asset-Backed & Commercial Mortgage-Backed Securities	12.4%
U.S. Government Agencies^	10.7%
Equity Linked Securities	10.5%
U.S. Government Securities	8.2%
Senior Floating Rate Interests	5.8%
Convertible Bonds	4.6%
Foreign Government Obligations	4.2%
Exchange-Traded Funds	1.8%
Preferred Stocks	1.3%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Short-Term Investments	2.5%
Other Assets & Liabilities	(8.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITTAX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Multi-Asset Income Fund
Class C/HAFCX
This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$93	1.83%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$571,179,491
Total number of portfolio holdings	1,507
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	65%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	25.1%
Corporate Bonds	21.1%
Asset-Backed & Commercial Mortgage-Backed Securities	12.4%
U.S. Government Agencies^	10.7%
Equity Linked Securities	10.5%
U.S. Government Securities	8.2%
Senior Floating Rate Interests	5.8%
Convertible Bonds	4.6%
Foreign Government Obligations	4.2%
Exchange-Traded Funds	1.8%
Preferred Stocks	1.3%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Short-Term Investments	2.5%
Other Assets & Liabilities	(8.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHAFCX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Multi-Asset Income Fund
Class I/ITTIX
This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$40	0.78%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$571,179,491
Total number of portfolio holdings	1,507
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	65%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	25.1%
Corporate Bonds	21.1%
Asset-Backed & Commercial Mortgage-Backed Securities	12.4%
U.S. Government Agencies^	10.7%
Equity Linked Securities	10.5%
U.S. Government Securities	8.2%
Senior Floating Rate Interests	5.8%
Convertible Bonds	4.6%
Foreign Government Obligations	4.2%
Exchange-Traded Funds	1.8%
Preferred Stocks	1.3%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Short-Term Investments	2.5%
Other Assets & Liabilities	(8.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITTIX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Multi-Asset Income Fund
Class R3/ITTRX
This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$70	1.38%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$571,179,491
Total number of portfolio holdings	1,507
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	65%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	25.1%
Corporate Bonds	21.1%
Asset-Backed & Commercial Mortgage-Backed Securities	12.4%
U.S. Government Agencies^	10.7%
Equity Linked Securities	10.5%
U.S. Government Securities	8.2%
Senior Floating Rate Interests	5.8%
Convertible Bonds	4.6%
Foreign Government Obligations	4.2%
Exchange-Traded Funds	1.8%
Preferred Stocks	1.3%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Short-Term Investments	2.5%
Other Assets & Liabilities	(8.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITTRX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Multi-Asset Income Fund
Class R4/ITTSX
This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$55	1.08%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$571,179,491
Total number of portfolio holdings	1,507
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	65%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	25.1%
Corporate Bonds	21.1%
Asset-Backed & Commercial Mortgage-Backed Securities	12.4%
U.S. Government Agencies^	10.7%
Equity Linked Securities	10.5%
U.S. Government Securities	8.2%
Senior Floating Rate Interests	5.8%
Convertible Bonds	4.6%
Foreign Government Obligations	4.2%
Exchange-Traded Funds	1.8%
Preferred Stocks	1.3%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Short-Term Investments	2.5%
Other Assets & Liabilities	(8.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITTSX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Multi-Asset Income Fund
Class R5/ITTTX
This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$40	0.79%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$571,179,491
Total number of portfolio holdings	1,507
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	65%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	25.1%
Corporate Bonds	21.1%
Asset-Backed & Commercial Mortgage-Backed Securities	12.4%
U.S. Government Agencies^	10.7%
Equity Linked Securities	10.5%
U.S. Government Securities	8.2%
Senior Floating Rate Interests	5.8%
Convertible Bonds	4.6%
Foreign Government Obligations	4.2%
Exchange-Traded Funds	1.8%
Preferred Stocks	1.3%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Short-Term Investments	2.5%
Other Assets & Liabilities	(8.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITTTX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Multi-Asset Income Fund
Class R6/ITTVX
This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$34	0.67%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$571,179,491
Total number of portfolio holdings	1,507
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	65%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	25.1%
Corporate Bonds	21.1%
Asset-Backed & Commercial Mortgage-Backed Securities	12.4%
U.S. Government Agencies^	10.7%
Equity Linked Securities	10.5%
U.S. Government Securities	8.2%
Senior Floating Rate Interests	5.8%
Convertible Bonds	4.6%
Foreign Government Obligations	4.2%
Exchange-Traded Funds	1.8%
Preferred Stocks	1.3%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Short-Term Investments	2.5%
Other Assets & Liabilities	(8.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITTVX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Multi-Asset Income Fund
Class Y/IHAYX
This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$40	0.78%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$571,179,491
Total number of portfolio holdings	1,507
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	65%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	25.1%
Corporate Bonds	21.1%
Asset-Backed & Commercial Mortgage-Backed Securities	12.4%
U.S. Government Agencies^	10.7%
Equity Linked Securities	10.5%
U.S. Government Securities	8.2%
Senior Floating Rate Interests	5.8%
Convertible Bonds	4.6%
Foreign Government Obligations	4.2%
Exchange-Traded Funds	1.8%
Preferred Stocks	1.3%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Short-Term Investments	2.5%
Other Assets & Liabilities	(8.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHAYX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Multi-Asset Income Fund
Class F/ITTFX
This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$34	0.67%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$571,179,491
Total number of portfolio holdings	1,507
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	65%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	25.1%
Corporate Bonds	21.1%
Asset-Backed & Commercial Mortgage-Backed Securities	12.4%
U.S. Government Agencies^	10.7%
Equity Linked Securities	10.5%
U.S. Government Securities	8.2%
Senior Floating Rate Interests	5.8%
Convertible Bonds	4.6%
Foreign Government Obligations	4.2%
Exchange-Traded Funds	1.8%
Preferred Stocks	1.3%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Short-Term Investments	2.5%
Other Assets & Liabilities	(8.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITTFX_0426
Semi-Annual Shareholder Report
April 30, 2026
Hartford Real Asset Fund (Consolidated)
Class A/HRLAX
This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$68	1.25%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$69,821,278
Total number of portfolio holdings	224
Portfolio turnover rate	61%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	49.9%
U.S. Government Securities	36.7%
Foreign Government Obligations	2.6%
Closed End Funds	0.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	9.5%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRLAX_0426
Semi-Annual Shareholder Report
April 30, 2026
Hartford Real Asset Fund (Consolidated)
Class C/HRLCX
This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$108	2.00%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$69,821,278
Total number of portfolio holdings	224
Portfolio turnover rate	61%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	49.9%
U.S. Government Securities	36.7%
Foreign Government Obligations	2.6%
Closed End Funds	0.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	9.5%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRLCX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Real Asset Fund (Consolidated)
Class I/HRLIX
This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$54	1.00%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$69,821,278
Total number of portfolio holdings	224
Portfolio turnover rate	61%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	49.9%
U.S. Government Securities	36.7%
Foreign Government Obligations	2.6%
Closed End Funds	0.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	9.5%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRLIX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Real Asset Fund (Consolidated)
Class R3/HRLRX
This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$81	1.50%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$69,821,278
Total number of portfolio holdings	224
Portfolio turnover rate	61%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	49.9%
U.S. Government Securities	36.7%
Foreign Government Obligations	2.6%
Closed End Funds	0.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	9.5%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRLRX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Real Asset Fund (Consolidated)
Class R4/HRLSX
This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$65	1.20%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$69,821,278
Total number of portfolio holdings	224
Portfolio turnover rate	61%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	49.9%
U.S. Government Securities	36.7%
Foreign Government Obligations	2.6%
Closed End Funds	0.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	9.5%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRLSX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Real Asset Fund (Consolidated)
Class R5/HRLTX
This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$51	0.95%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$69,821,278
Total number of portfolio holdings	224
Portfolio turnover rate	61%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	49.9%
U.S. Government Securities	36.7%
Foreign Government Obligations	2.6%
Closed End Funds	0.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	9.5%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRLTX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Real Asset Fund (Consolidated)
Class R6/HRLZX
This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$49	0.90%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$69,821,278
Total number of portfolio holdings	224
Portfolio turnover rate	61%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	49.9%
U.S. Government Securities	36.7%
Foreign Government Obligations	2.6%
Closed End Funds	0.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	9.5%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRLZX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Real Asset Fund (Consolidated)
Class Y/HRLYX
This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$49	0.90%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$69,821,278
Total number of portfolio holdings	224
Portfolio turnover rate	61%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	49.9%
U.S. Government Securities	36.7%
Foreign Government Obligations	2.6%
Closed End Funds	0.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	9.5%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRLYX_0426

Semi-Annual Shareholder Report

April 30, 2026

Hartford Real Asset Fund (Consolidated)
Class F/HRLFX
This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$49	0.90%
^	Annualized.
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$69,821,278
Total number of portfolio holdings	224
Portfolio turnover rate	61%
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	49.9%
U.S. Government Securities	36.7%
Foreign Government Obligations	2.6%
Closed End Funds	0.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	9.5%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Futures and Options Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRLFX_0426

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The information required by this Item 6(a) for each of The Hartford Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford Healthcare Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, Hartford Small Cap Value Fund, The Hartford Small Company Fund, The Hartford Balanced Income Fund, The Hartford Checks and Balances Fund, The Hartford Conservative Allocation Fund, Hartford Moderate Allocation Fund, Hartford Moderately Aggressive Allocation Fund, Hartford Multi-Asset Income Fund and Hartford Real Asset Fund is included in the Semi-Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford Domestic
Equity Funds
Semi-Annual Financial Statements
and Other Information
April 30, 2026 (Unaudited)
◼The Hartford Capital Appreciation Fund
◼Hartford Core Equity Fund
◼The Hartford Dividend and Growth Fund
◼The Hartford Equity Income Fund
◼The Hartford Growth Opportunities Fund
◼The Hartford Healthcare Fund
◼The Hartford MidCap Fund
◼The Hartford MidCap Value Fund
◼Hartford Schroders US MidCap Opportunities Fund
◼Hartford Schroders US Small Cap Opportunities Fund
◼The Hartford Small Cap Growth Fund
◼Hartford Small Cap Value Fund
◼The Hartford Small Company Fund

Hartford Domestic Equity Funds
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
The Hartford Capital Appreciation Fund	3
Hartford Core Equity Fund	6
The Hartford Dividend and Growth Fund	8
The Hartford Equity Income Fund	10
The Hartford Growth Opportunities Fund	12
The Hartford Healthcare Fund	14
The Hartford MidCap Fund	16
The Hartford MidCap Value Fund	18
Hartford Schroders US MidCap Opportunities Fund	20
Hartford Schroders US Small Cap Opportunities Fund	22
The Hartford Small Cap Growth Fund	24
Hartford Small Cap Value Fund	27
The Hartford Small Company Fund	29
Glossary	32
Statements of Assets and Liabilities:
The Hartford Capital Appreciation Fund	33
Hartford Core Equity Fund	33
The Hartford Dividend and Growth Fund	33
The Hartford Equity Income Fund	33
The Hartford Growth Opportunities Fund	33
The Hartford Healthcare Fund	33
The Hartford MidCap Fund	35
The Hartford MidCap Value Fund	35
Hartford Schroders US MidCap Opportunities Fund	35
Hartford Schroders US Small Cap Opportunities Fund	35
The Hartford Small Cap Growth Fund	35
Hartford Small Cap Value Fund	35
The Hartford Small Company Fund	37
Statements of Operations:
The Hartford Capital Appreciation Fund	39
Hartford Core Equity Fund	39
The Hartford Dividend and Growth Fund	39
The Hartford Equity Income Fund	39
The Hartford Growth Opportunities Fund	39
The Hartford Healthcare Fund	39
The Hartford MidCap Fund	41
The Hartford MidCap Value Fund	41
Hartford Schroders US MidCap Opportunities Fund	41
Hartford Schroders US Small Cap Opportunities Fund	41

Hartford Domestic Equity Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
The Hartford Capital Appreciation Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6%
	Automobiles & Components - 1.5%
241,458	Tesla, Inc.*	$92,147,617
	Banks - 2.7%
638,730	Bank of America Corp.	34,146,506
310,072	Bank of Nova Scotia	24,123,602
13,613	M&T Bank Corp.	2,976,210
139,716	Pinnacle Financial Partners, Inc.	13,823,501
173,714	Southstate Bank Corp.	16,966,646
887,832	Truist Financial Corp.	45,723,348
352,366	Wells Fargo & Co.	28,975,056
		166,734,869
	Capital Goods - 6.2%
112,045	AMETEK, Inc.	26,386,597
18,653	Axon Enterprise, Inc.*	7,494,029
35,541	Boise Cascade Co.	2,817,335
21,414	Carpenter Technology Corp.	9,169,475
162,172	Helios Technologies, Inc.	11,092,565
232,184	Honeywell International, Inc.	49,763,997
44,687	Hubbell, Inc.	22,708,593
114,655	IDEX Corp.	24,977,592
47,441	Kratos Defense & Security Solutions, Inc.*	2,991,155
52,084	Lockheed Martin Corp.	26,977,949
806,800	Mammoth, Inc.*(1)(2)	14,127,068
90,285	Masco Corp.	6,484,269
71,787	Northrop Grumman Corp.	41,599,131
25,936	Quanta Services, Inc.	18,875,443
27,379	Regal Rexnord Corp.	5,887,306
76,706	RTX Corp.	13,505,625
78,037	Vertiv Holdings Co. Class A	25,634,374
98,492	WESCO International, Inc.	34,385,527
121,594	Westinghouse Air Brake Technologies Corp.	32,817,005
		377,695,035
	Commercial & Professional Services - 0.5%
32,589	CACI International, Inc. Class A*	16,931,289
238,642	TransUnion	16,943,582
		33,874,871
	Consumer Discretionary Distribution & Retail - 6.3%
852,114	Amazon.com, Inc.*	225,861,337
120,082	Dick's Sporting Goods, Inc.	27,249,007
163,498	Home Depot, Inc.	53,758,142
103,516	Lowe's Cos., Inc.	24,718,586
270,765	TJX Cos., Inc.	42,442,414
316,327	Tory Burch LLC*(1)(2)	14,864,191
		388,893,677
	Consumer Durables & Apparel - 0.7%
819,745	NIKE, Inc. Class B	36,363,888
226,747	On Holding AG Class A*	8,074,461
		44,438,349
	Consumer Services - 1.3%
120,748	DoorDash, Inc. Class A*	20,364,150
39,836	Marriott International, Inc. Class A	14,408,283
136,461	McDonald's Corp.	40,063,585
36,143	Wyndham Hotels & Resorts, Inc.	2,941,317
		77,777,335
	Consumer Staples Distribution & Retail - 1.7%
1,093,358	Kroger Co.	74,424,879
311,774	U.S. Foods Holding Corp.*	29,147,751
		103,572,630
	Energy - 3.9%
601,026	ConocoPhillips	75,597,050
405,167	Exxon Mobil Corp.	62,529,423
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Energy - 3.9% - (continued)
301,744	SLB Ltd.	$17,163,199
24,306	Targa Resources Corp.	6,321,505
134,212	Valero Energy Corp.	33,899,267
535,365	Williams Cos., Inc.	40,853,703
		236,364,147
	Equity Real Estate Investment Trusts (REITs) - 1.5%
405,455	Crown Castle, Inc. REIT	35,996,295
272,202	Simon Property Group, Inc. REIT	55,450,269
		91,446,564
	Financial Services - 5.5%
72,161	American Express Co.	23,311,611
8,648	Blackrock, Inc.	9,215,309
51,432	Evercore, Inc. Class A	16,524,587
253,059	Intercontinental Exchange, Inc.	40,006,097
215,273	KKR & Co., Inc.	22,461,585
107,552	Mastercard, Inc. Class A	54,090,052
88,311	S&P Global, Inc.	38,082,353
251,883	Stifel Financial Corp.	19,850,899
124,279	Tradeweb Markets, Inc. Class A	14,074,597
230,532	Visa, Inc. Class A	76,038,675
325,821	Voya Financial, Inc.	26,704,289
		340,360,054
	Food, Beverage & Tobacco - 2.8%
171,118	Archer-Daniels-Midland Co.	12,755,136
501,414	Coca-Cola Co.	39,491,367
1,220,247	Keurig Dr. Pepper, Inc.	35,875,262
123,285	Monster Beverage Corp.*	9,501,575
261,152	Philip Morris International, Inc.	43,108,360
476,756	Tyson Foods, Inc. Class A	30,545,757
		171,277,457
	Health Care Equipment & Services - 2.4%
44,496	Cencora, Inc.	13,705,213
75,143	Elevance Health, Inc.	28,285,328
16,074	Intuitive Surgical, Inc.*	7,355,623
116,823	Stryker Corp.	36,814,432
55,475	Tenet Healthcare Corp.*	9,825,732
114,503	UnitedHealth Group, Inc.	42,421,072
43,056	Veeva Systems, Inc. Class A*	6,715,444
		145,122,844
	Household & Personal Products - 0.9%
289,608	Procter & Gamble Co.	42,598,441
166,738	Unilever PLC ADR	9,834,207
		52,432,648
	Insurance - 2.9%
262,945	American International Group, Inc.	19,668,286
274,824	Chubb Ltd.	89,867,448
20,385	Everest Group Ltd.	7,272,553
166,142	Marsh & McLennan Cos., Inc.	27,863,675
414,363	MetLife, Inc.	33,190,476
		177,862,438
	Materials - 2.3%
141,477	Amcor PLC	5,381,785
369,065	Freeport-McMoRan, Inc.	21,324,576
101,759	Ingevity Corp.*	7,753,018
1,033,117	James Hardie Industries PLC*	21,685,126
120,959	Linde PLC	60,617,393
21,167	Quaker Chemical Corp.	2,876,384
51,877	Reliance, Inc.	18,805,412
		138,443,694
The accompanying notes are an integral part of these financial statements.

3

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Media & Entertainment - 11.6%
923,486	Alphabet, Inc. Class A	$355,357,413
134,898	Alphabet, Inc. Class C	51,522,942
288,687	EchoStar Corp. Class A*	35,548,917
181,147	Liberty Media Corp.-Liberty Formula One Class C*	15,569,585
273,929	Meta Platforms, Inc. Class A	167,619,894
635,190	Netflix, Inc.*	59,460,136
61,608	Reddit, Inc. Class A*	9,070,546
43,769	Spotify Technology SA*	19,545,047
		713,694,480
	Pharmaceuticals, Biotechnology & Life Sciences - 5.0%
164,491	AbbVie, Inc.	34,760,238
206,101	Danaher Corp.	36,881,774
124,048	Eli Lilly & Co.	115,935,261
240,406	Gilead Sciences, Inc.	31,454,721
58,797	Illumina, Inc.*	7,451,932
463,688	Merck & Co., Inc.	50,625,456
136,239	Natera, Inc.*	28,087,032
		305,196,414
	Semiconductors & Semiconductor Equipment - 17.1%
704,846	Broadcom, Inc.	294,223,866
71,352	Entegris, Inc.	10,087,746
27,762	KLA Corp.	48,593,216
158,957	Micron Technology, Inc.	82,206,202
52,353	MKS, Inc.	14,855,164
2,174,120	NVIDIA Corp.	433,889,128
170,925	NXP Semiconductors NV	50,181,871
200,502	QUALCOMM, Inc.	36,006,149
282,000	Texas Instruments, Inc.	79,264,560
		1,049,307,902
	Software & Services - 7.4%
54,195	AppLovin Corp. Class A*	24,189,938
89,762	Cloudflare, Inc. Class A*	18,398,517
12,949	Crowdstrike Holdings, Inc. Class A*	5,772,017
17,541	Intuit, Inc.	6,814,678
785,638	Microsoft Corp.	320,367,464
154,438	Oracle Corp.	24,924,749
293,173	Palantir Technologies, Inc. Class A*	40,783,296
1,477	Rubicon Earnout Shares*(1)(2)	—
160,048	Trimble, Inc.*	10,774,431
		452,025,090
	Technology Hardware & Equipment - 8.6%
197,180	Amphenol Corp. Class A	29,038,699
1,202,770	Apple, Inc.	326,371,640
160,633	Arista Networks, Inc.*	27,742,926
197,185	Corning, Inc.	32,385,664
41,013	Dell Technologies, Inc. Class C	8,569,666
747,827	Flex Ltd.*	68,463,562
22,871	Sandisk Corp.*	25,078,280
30,801	TD SYNNEX Corp.	7,028,172
		524,678,609
	Telecommunication Services - 0.4%
132,074	T-Mobile U.S., Inc.	25,820,467
	Transportation - 0.6%
53,155	CH Robinson Worldwide, Inc.	9,664,110
112,402	Hub Group, Inc. Class A	4,926,580
271,054	Knight-Swift Transportation Holdings, Inc.	17,591,404
29,013	XPO, Inc.*	6,386,632
		38,568,726
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.6% - (continued)
	Utilities - 2.8%
78,960	American Water Works Co., Inc.		$10,140,043
198,585	Atmos Energy Corp.		37,727,178
1,915,991	Exelon Corp.		88,116,426
365,011	Sempra		34,719,847
			170,703,494
	Total Common Stocks (cost $3,981,647,498)		$5,918,439,411
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Health Care Equipment & Services - 0.0%
566,622	Lumeris Group Holdings Corp.*(1)(2)(3)		$351,306
	Software & Services - 0.0%
77,707	Lookout, Inc. Series F*(1)(2)(3)		249,439
	Total Convertible Preferred Stocks (cost $1,783,654)		$600,745
EXCHANGE-TRADED FUNDS - 0.6%
	Other Investment Pools & Funds - 0.6%
360,978	Vanguard Russell 1000 Value ETF (4)		$36,617,608
	Total Exchange-Traded Funds (cost $33,604,845)		$36,617,608
	Total Long-Term Investments (cost $4,017,035,997)		$5,955,657,764
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.6%
$ 33,716,432	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $33,719,841; collateralized by U.S. Treasury Notes at 1.63% - 4.13%, maturing 06/15/2028 - 04/30/2033, with total market value of $34,390,766		$33,716,432
	Securities Lending Collateral - 0.1%
6,075,450	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(5)		6,075,450
	Total Short-Term Investments (cost $39,791,882)		$39,791,882
	Total Investments (cost $4,056,827,879)	97.9%	$5,995,449,646
	Other Assets and Liabilities	2.1%	131,214,517
	Net Assets	100.0%	$6,126,664,163
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

4

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $29,592,004 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	$887,655	$249,439
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	566,622	895,999	351,306
06/2015	Mammoth, Inc.	806,800	10,846,942	14,127,068
09/2015	Rubicon Earnout Shares	1,477	—	—
11/2013	Tory Burch LLC	316,327	24,792,580	14,864,191
			$37,423,176	$29,592,004

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(5)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	463	06/18/2026	$167,692,813	$862,562
Total futures contracts				$862,562
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$5,918,439,411	$5,889,448,152	$—	$28,991,259
Convertible Preferred Stocks	600,745	—	—	600,745
Exchange-Traded Funds	36,617,608	36,617,608	—	—
Short-Term Investments	39,791,882	6,075,450	33,716,432	—
Futures Contracts(2)	862,562	862,562	—	—
Total	$5,996,312,208	$5,933,003,772	$33,716,432	$29,592,004

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

5

Hartford Core Equity Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 0.6%
166,545	Tesla, Inc.*	$63,558,568
	Banks - 4.0%
1,621,843	Fifth Third Bancorp	82,324,751
767,492	JP Morgan Chase & Co.	240,401,519
1,674,707	Wells Fargo & Co.	137,711,157
		460,437,427
	Capital Goods - 8.2%
292,773	Builders FirstSource, Inc.*	23,155,416
200,470	Eaton Corp. PLC	86,805,515
304,748	Ferguson Enterprises, Inc.	81,584,087
256,959	FTAI Aviation Ltd.	64,154,953
26,354	GE Vernova, Inc.	28,553,505
511,383	General Electric Co.	148,265,273
385,277	ITT, Inc.	82,580,272
287,449	L3Harris Technologies, Inc.	92,141,777
97,316	Parker-Hannifin Corp.	88,501,117
726,810	RTX Corp.	127,969,437
231,911	Trane Technologies PLC	114,225,444
		937,936,796
	Commercial & Professional Services - 1.4%
514,647	Cintas Corp.	89,913,978
321,956	Republic Services, Inc.	67,359,634
		157,273,612
	Consumer Discretionary Distribution & Retail - 7.8%
2,259,479	Amazon.com, Inc.*	598,897,504
30,684	AutoZone, Inc.*	113,654,456
548,710	Lowe's Cos., Inc.	131,026,461
267,136	Pool Corp.	56,985,452
		900,563,873
	Consumer Services - 0.9%
275,628	Marriott International, Inc. Class A	99,691,891
	Consumer Staples Distribution & Retail - 3.7%
1,105,049	BJ's Wholesale Club Holdings, Inc.*	103,753,051
91,317	Casey's General Stores, Inc.	75,076,272
621,492	Performance Food Group Co.*	56,282,315
1,464,798	Walmart, Inc.	193,250,800
		428,362,438
	Energy - 3.7%
168,251	Diamondback Energy, Inc.	34,597,453
368,432	EOG Resources, Inc.	51,790,486
844,194	Exxon Mobil Corp.	130,284,460
261,802	Phillips 66	46,901,829
284,015	Targa Resources Corp.	73,866,621
1,130,141	Williams Cos., Inc.	86,241,060
		423,681,909
	Equity Real Estate Investment Trusts (REITs) - 2.1%
547,416	Simon Property Group, Inc. REIT	111,514,113
621,278	Welltower, Inc. REIT	135,028,561
		246,542,674
	Financial Services - 5.3%
136,413	Goldman Sachs Group, Inc.	126,014,237
742,875	Intercontinental Exchange, Inc.	117,441,109
384,109	KKR & Co., Inc.	40,077,933
407,600	Mastercard, Inc. Class A	204,990,192
1,358,739	Nasdaq, Inc.	124,881,701
		613,405,172
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Food, Beverage & Tobacco - 2.0%
914,355	Monster Beverage Corp.*	$70,469,340
940,363	Philip Morris International, Inc.	155,225,720
		225,695,060
	Health Care Equipment & Services - 2.5%
1,075,341	Abbott Laboratories	97,630,209
336,592	Cencora, Inc.	103,673,702
203,499	HCA Healthcare, Inc.	88,410,141
		289,714,052
	Insurance - 1.8%
510,401	Arthur J Gallagher & Co.	105,346,766
298,896	Chubb Ltd.	97,738,992
		203,085,758
	Materials - 2.0%
226,226	Linde PLC	113,370,898
365,328	Sherwin-Williams Co.	117,493,138
		230,864,036
	Media & Entertainment - 12.2%
2,255,046	Alphabet, Inc. Class A	867,741,701
509,748	EchoStar Corp. Class A*(1)	62,770,369
506,671	Meta Platforms, Inc. Class A	310,037,051
1,693,892	Netflix, Inc.*	158,565,230
		1,399,114,351
	Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
257,743	Eli Lilly & Co.	240,886,608
880,282	Gilead Sciences, Inc.	115,176,097
1,228,790	Merck & Co., Inc.	134,159,292
90,258	United Therapeutics Corp.*	51,568,908
232,830	Vertex Pharmaceuticals, Inc.*	99,506,886
		641,297,791
	Semiconductors & Semiconductor Equipment - 16.4%
1,179,797	Broadcom, Inc.	492,482,662
88,066	KLA Corp.	154,146,323
220,254	Micron Technology, Inc.	113,906,559
4,913,783	NVIDIA Corp.	980,643,673
515,174	Texas Instruments, Inc.	144,805,108
		1,885,984,325
	Software & Services - 7.7%
108,215	Cadence Design Systems, Inc.*	35,666,582
1,632,198	Microsoft Corp.	665,577,700
589,731	Oracle Corp.	95,176,686
223,607	Palantir Technologies, Inc. Class A*	31,105,970
917,204	Trimble, Inc.*	61,746,173
		889,273,111
	Technology Hardware & Equipment - 9.1%
2,822,387	Apple, Inc.	765,854,713
684,288	Cisco Systems, Inc.	62,612,352
698,114	Corning, Inc.	114,658,243
152,170	Motorola Solutions, Inc.	66,807,195
43,356	Seagate Technology Holdings PLC	29,206,336
		1,039,138,839
	Utilities - 2.6%
503,644	Atmos Energy Corp.	95,682,287
1,626,921	Dominion Energy, Inc.	104,936,404
805,908	WEC Energy Group, Inc.	95,048,790
		295,667,481
	Total Common Stocks (cost $6,107,987,695)	$11,431,289,164
The accompanying notes are an integral part of these financial statements.

6

Hartford Core Equity Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 13,007,850	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $13,009,165; collateralized by U.S. Treasury Note at 3.63%, maturing 09/30/2030, with a market value of $13,268,040		$13,007,850
	Total Short-Term Investments (cost $13,007,850)		$13,007,850
	Total Investments (cost $6,120,995,545)	99.7%	$11,444,297,014
	Other Assets and Liabilities	0.3%	30,823,638
	Net Assets	100.0%	$11,475,120,652
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$11,431,289,164	$11,431,289,164	$—	$—
Short-Term Investments	13,007,850	—	13,007,850	—
Total	$11,444,297,014	$11,431,289,164	$13,007,850	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

7

The Hartford Dividend and Growth Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Banks - 6.6%
8,423,295	Bank of America Corp.	$450,309,351
8,896,611	Huntington Bancshares, Inc.	149,107,200
6,995,487	Truist Financial Corp.	360,267,581
3,060,571	Wells Fargo & Co.	251,670,753
		1,211,354,885
	Capital Goods - 9.9%
788,699	Airbus SE	162,597,683
245,082	General Dynamics Corp.	84,381,733
615,633	Hubbell, Inc.	312,846,222
526,147	Lockheed Martin Corp.	272,528,362
2,951,875	Masco Corp.	212,003,662
2,611,089	Otis Worldwide Corp.	203,351,611
861,608	Vertiv Holdings Co. Class A	283,029,612
1,015,805	Westinghouse Air Brake Technologies Corp.	274,155,611
		1,804,894,496
	Consumer Discretionary Distribution & Retail - 5.6%
2,166,373	Amazon.com, Inc.*	574,218,827
1,433,826	Lowe's Cos., Inc.	342,383,311
638,492	TJX Cos., Inc.	100,083,621
		1,016,685,759
	Consumer Durables & Apparel - 1.0%
1,272,543	Tapestry, Inc.	184,569,637
	Consumer Services - 0.4%
278,937	Expedia Group, Inc.	69,279,583
	Consumer Staples Distribution & Retail - 0.8%
1,855,841	Sysco Corp.	138,649,881
	Energy - 6.4%
1,921,196	ConocoPhillips	241,648,033
8,301,672	Coterra Energy, Inc.	298,113,041
1,680,445	EQT Corp.	100,961,136
1,742,490	TotalEnergies SE(1)	161,546,248
4,820,655	Williams Cos., Inc.	367,864,183
		1,170,132,641
	Equity Real Estate Investment Trusts (REITs) - 3.1%
664,065	Public Storage REIT	200,846,459
1,680,897	Welltower, Inc. REIT	365,326,154
		566,172,613
	Financial Services - 7.6%
262,307	American Express Co.	84,738,276
253,668	Blackrock, Inc.	270,308,621
2,198,708	Intercontinental Exchange, Inc.	347,593,748
480,034	Morgan Stanley	91,489,680
732,590	S&P Global, Inc.	315,914,785
830,120	Visa, Inc. Class A	273,806,781
		1,383,851,891
	Food, Beverage & Tobacco - 3.5%
4,587,601	General Mills, Inc.	161,988,191
2,884,169	Philip Morris International, Inc.	476,089,777
		638,077,968
	Health Care Equipment & Services - 4.7%
404,455	HCA Healthcare, Inc.	175,715,475
507,139	Humana, Inc.	119,907,945
649,616	Labcorp Holdings, Inc.	166,821,389
1,076,420	UnitedHealth Group, Inc.	398,792,081
		861,236,890
	Household & Personal Products - 1.8%
5,656,972	Unilever PLC ADR	333,648,209
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Insurance - 2.7%
3,016,730	American International Group, Inc.	$225,651,404
1,644,780	Marsh & McLennan Cos., Inc.	275,846,054
		501,497,458
	Materials - 2.6%
4,027,380	Amcor PLC	153,201,535
810,708	Avery Dennison Corp.	132,899,363
2,446,593	BHP Group Ltd. ADR(1)	194,014,825
		480,115,723
	Media & Entertainment - 8.4%
2,804,696	Alphabet, Inc. Class A	1,079,247,021
1,658,154	Omnicom Group, Inc.	127,213,575
1,358,177	Publicis Groupe SA	126,904,369
2,012,278	Walt Disney Co.	208,773,842
		1,542,138,807
	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
994,568	AbbVie, Inc.	210,172,110
885,558	AstraZeneca PLC	165,927,002
1,285,911	Danaher Corp.	230,113,773
1,494,084	Gilead Sciences, Inc.	195,485,951
3,513,410	Merck & Co., Inc.	383,594,104
8,411,889	Pfizer, Inc.	224,597,436
		1,409,890,376
	Semiconductors & Semiconductor Equipment - 8.3%
671,625	Broadcom, Inc.	280,356,424
378,818	Micron Technology, Inc.	195,909,517
1,655,352	NXP Semiconductors NV	485,994,794
1,764,387	QUALCOMM, Inc.	316,848,617
594,242	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	235,355,486
		1,514,464,838
	Software & Services - 5.9%
3,190,658	Cognizant Technology Solutions Corp. Class A	168,785,808
1,392,219	Microsoft Corp.	567,719,064
500,941	Roper Technologies, Inc.	177,738,876
965,883	Salesforce, Inc.	170,507,326
		1,084,751,074
	Technology Hardware & Equipment - 5.3%
404,870	Apple, Inc.	109,861,474
6,484,528	Cisco Systems, Inc.	593,334,312
770,500	Dell Technologies, Inc. Class C	160,995,975
489,137	TD SYNNEX Corp.	111,611,281
		975,803,042
	Transportation - 2.6%
2,839,972	Delta Air Lines, Inc.	193,089,696
577,596	JB Hunt Transport Services, Inc.	145,282,722
1,220,609	United Parcel Service, Inc. Class B	132,802,259
		471,174,677
	Utilities - 4.6%
1,843,339	Duke Energy Corp.	238,804,567
6,154,051	Exelon Corp.	283,024,806
3,297,583	Sempra	313,666,095
		835,495,468
	Total Common Stocks (cost $12,331,237,810)	$18,193,885,916
The accompanying notes are an integral part of these financial statements.

8

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.1%
$ 17,592,796	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $17,594,575; collateralized by U.S. Treasury Note at 4.13%, maturing 04/30/2033, with a market value of $17,944,701		$17,592,796
	Securities Lending Collateral - 0.4%
67,868,011	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(2)		67,868,011
	Total Short-Term Investments (cost $85,460,807)		$85,460,807
	Total Investments (cost $12,416,698,617)	100.0%	$18,279,346,723
	Other Assets and Liabilities	0.0%	2,039,012
	Net Assets	100.0%	$18,281,385,735
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$18,193,885,916	$17,904,383,864	$289,502,052	$—
Short-Term Investments	85,460,807	67,868,011	17,592,796	—
Total	$18,279,346,723	$17,972,251,875	$307,094,848	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

9

The Hartford Equity Income Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Banks - 6.1%
1,439,947	Bank of America Corp.	$76,979,567
4,986,604	Huntington Bancshares, Inc.	83,575,483
355,722	M&T Bank Corp.	77,771,501
2,145,997	Regions Financial Corp.	61,268,214
		299,594,765
	Capital Goods - 10.4%
134,210	Eaton Corp. PLC	58,114,272
382,942	Emerson Electric Co.	53,780,375
268,110	Ferguson Enterprises, Inc.	71,775,728
316,586	Honeywell International, Inc.	67,853,877
173,766	IDEX Corp.	37,854,923
291,309	Johnson Controls International PLC	42,539,853
199,989	L3Harris Technologies, Inc.	64,106,474
441,883	PACCAR, Inc.	52,495,700
824,977	Sunbelt Rentals Holdings, Inc.	62,008,555
		510,529,757
	Commercial & Professional Services - 1.3%
296,123	Automatic Data Processing, Inc.	62,760,309
	Consumer Discretionary Distribution & Retail - 2.5%
297,834	Dick's Sporting Goods, Inc.	67,584,491
921,650	Industria de Diseno Textil SA(1)	55,161,335
		122,745,826
	Consumer Durables & Apparel - 0.6%
634,065	NIKE, Inc. Class B	28,127,123
	Energy - 4.9%
495,024	Diamondback Energy, Inc.	101,791,785
832,521	EQT Corp.	50,017,862
119,638	Marathon Petroleum Corp.	29,704,919
231,403	Targa Resources Corp.	60,183,292
		241,697,858
	Equity Real Estate Investment Trusts (REITs) - 7.4%
1,088,860	Crown Castle, Inc. REIT	96,668,991
1,935,970	Gaming & Leisure Properties, Inc. REIT	93,817,106
430,642	Lamar Advertising Co. Class A, REIT	59,359,693
455,555	Sun Communities, Inc. REIT	58,238,151
2,259,204	Weyerhaeuser Co. REIT	55,395,682
		363,479,623
	Financial Services - 9.9%
662,360	Ares Management Corp. Class A	77,761,064
288,979	Capital One Financial Corp.	55,281,683
850,000	Equitable Holdings, Inc.	35,870,000
351,204	Intercontinental Exchange, Inc.	55,521,840
762,975	Nasdaq, Inc.	70,125,032
410,173	Raymond James Financial, Inc.	64,938,590
149,605	S&P Global, Inc.	64,514,164
190,882	Visa, Inc. Class A	62,960,519
		486,972,892
	Food, Beverage & Tobacco - 6.4%
828,000	Archer-Daniels-Midland Co.	61,719,120
353,922	Constellation Brands, Inc. Class A	55,417,107
3,085,519	Keurig Dr. Pepper, Inc.	90,714,258
541,838	Pernod Ricard SA	40,281,249
413,666	Philip Morris International, Inc.	68,283,847
		316,415,581
	Health Care Equipment & Services - 4.3%
355,367	Becton Dickinson & Co.	52,963,898
712,227	CVS Health Corp.	59,321,387
261,280	Elevance Health, Inc.	98,351,017
		210,636,302
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Household & Personal Products - 3.0%
532,918	Kimberly-Clark Corp.	$52,455,119
1,638,376	Unilever PLC ADR	96,631,416
		149,086,535
	Insurance - 4.3%
910,523	American International Group, Inc.	68,107,120
438,518	Marsh & McLennan Cos., Inc.	73,543,854
337,784	Progressive Corp.	67,989,164
		209,640,138
	Materials - 3.8%
1,248,699	Anglo American PLC	61,791,775
280,134	Avery Dennison Corp.	45,922,367
392,262	Nutrien Ltd.	29,811,912
464,753	PPG Industries, Inc.	50,425,700
		187,951,754
	Media & Entertainment - 1.3%
622,179	Walt Disney Co.	64,551,071
	Pharmaceuticals, Biotechnology & Life Sciences - 11.5%
291,420	AstraZeneca PLC	54,603,365
71,300	Eli Lilly & Co.	66,636,980
492,538	Gilead Sciences, Inc.	64,443,672
399,205	Johnson & Johnson	91,757,269
1,151,642	Merck & Co., Inc.	125,736,274
2,120,557	Pfizer, Inc.	56,618,872
132,522	Roche Holding AG	54,002,694
440,073	Zoetis, Inc.	50,595,193
		564,394,319
	Semiconductors & Semiconductor Equipment - 3.4%
205,009	Broadcom, Inc.	85,576,907
272,370	NXP Semiconductors NV	79,965,108
		165,542,015
	Software & Services - 3.5%
763,434	Amdocs Ltd.	49,371,277
184,011	Microsoft Corp.	75,036,005
133,706	Roper Technologies, Inc.	47,440,226
		171,847,508
	Technology Hardware & Equipment - 4.9%
973,645	Cisco Systems, Inc.	89,088,517
670,928	NetApp, Inc.	74,318,695
357,672	TE Connectivity PLC	75,704,856
		239,112,068
	Telecommunication Services - 1.5%
392,173	T-Mobile U.S., Inc.	76,669,821
	Utilities - 8.0%
557,618	American Electric Power Co., Inc.	76,455,004
444,474	American Water Works Co., Inc.	57,079,351
323,020	Atmos Energy Corp.	61,367,340
1,180,459	Dominion Energy, Inc.	76,139,606
1,471,653	PPL Corp.	55,098,688
734,085	Sempra	69,826,165
		395,966,154
	Total Common Stocks (cost $4,014,965,798)	$4,867,721,419
The accompanying notes are an integral part of these financial statements.

10

The Hartford Equity Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 0.2%
$ 11,236,387	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $11,237,523; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $11,461,143		$11,236,387
	Securities Lending Collateral - 1.1%
51,718,390	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(2)		51,718,390
	Total Short-Term Investments (cost $62,954,777)		$62,954,777
	Total Investments (cost $4,077,920,575)	100.3%	$4,930,676,196
	Other Assets and Liabilities	(0.3)%	(16,113,614)
	Net Assets	100.0%	$4,914,562,582
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$4,867,721,419	$4,594,475,811	$273,245,608	$—
Short-Term Investments	62,954,777	51,718,390	11,236,387	—
Total	$4,930,676,196	$4,646,194,201	$284,481,995	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

11

The Hartford Growth Opportunities Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Automobiles & Components - 2.3%
399,952	Tesla, Inc.*	$152,633,682
	Capital Goods - 3.3%
149,350	Axon Enterprise, Inc.*	60,002,856
112,618	Carpenter Technology Corp.	48,223,028
579,030	Kratos Defense & Security Solutions, Inc.*	36,507,842
228,454	Vertiv Holdings Co. Class A	75,044,854
		219,778,580
	Consumer Discretionary Distribution & Retail - 9.3%
2,006,660	Amazon.com, Inc.*	531,885,299
331,492	Aritzia, Inc.*	34,988,043
125,964	Home Depot, Inc.	41,416,963
171,581	Tory Burch LLC*(1)(2)	8,062,590
		616,352,895
	Consumer Durables & Apparel - 0.6%
1,023,974	On Holding AG Class A*	36,463,714
	Consumer Services - 1.1%
538,383	Airbnb, Inc. Class A*	75,567,438
	Energy - 0.7%
398,936	Cameco Corp.	49,085,085
	Financial Services - 3.3%
217,674	Evercore, Inc. Class A	69,936,479
913,629	KKR & Co., Inc.	95,328,050
476,079	Tradeweb Markets, Inc. Class A	53,915,947
		219,180,476
	Food, Beverage & Tobacco - 0.6%
531,164	Monster Beverage Corp.*	40,936,809
	Health Care Equipment & Services - 0.5%
69,630	Intuitive Surgical, Inc.*	31,863,384
	Media & Entertainment - 20.5%
1,458,540	Alphabet, Inc. Class A	561,246,192
1,148,642	EchoStar Corp. Class A*(3)	141,443,776
547,021	Liberty Media Corp.-Liberty Formula One Class C*	47,016,455
442,577	Meta Platforms, Inc. Class A	270,817,292
2,441,690	Netflix, Inc.*	228,566,601
237,892	Reddit, Inc. Class A*	35,024,839
167,696	Spotify Technology SA*	74,884,649
		1,358,999,804
	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
255,341	Eli Lilly & Co.	238,641,698
225,272	Illumina, Inc.*	28,550,973
568,536	Natera, Inc.*	117,209,382
196,251	Structure Therapeutics, Inc. ADR*	8,134,604
117,644	Vertex Pharmaceuticals, Inc.*	50,278,693
		442,815,350
	Semiconductors & Semiconductor Equipment - 26.3%
916,642	ARM Holdings PLC ADR*	192,788,145
1,089,116	Broadcom, Inc.	454,629,692
81,161	Micron Technology, Inc.	41,973,223
5,254,936	NVIDIA Corp.	1,048,727,578
		1,738,118,638
	Software & Services - 10.1%
45,498	AppLovin Corp. Class A*	20,308,032
338,033	Cloudflare, Inc. Class A*	69,286,624
238,092	Datadog, Inc. Class A*	31,473,382
65,094	Intuit, Inc.	25,289,019
531,045	Microsoft Corp.	216,549,530
1,098,257	Palantir Technologies, Inc. Class A*	152,778,531
20,599	Rubicon Earnout Shares*(1)(2)	—
1,085,019	Samsara, Inc. Class A*	31,183,446
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.5% - (continued)
	Software & Services - 10.1% - (continued)
528,982	Shopify, Inc. Class A*		$64,075,590
800,296	Trimble, Inc.*		53,875,927
			664,820,081
	Technology Hardware & Equipment - 14.2%
1,211,807	Apple, Inc.		328,823,829
832,720	Arista Networks, Inc.*		143,819,071
263,946	Celestica, Inc.*		108,109,642
861,455	Corning, Inc.		141,485,369
1,522,970	Flex Ltd.*		139,427,904
69,821	Sandisk Corp.*		76,559,425
			938,225,240
	Total Common Stocks (cost $3,826,736,617)		$6,584,841,176
CONVERTIBLE PREFERRED STOCKS - 0.1%
	Health Care Equipment & Services - 0.1%
5,668,755	Lumeris Group Holdings Corp.*(1)(2)(4)		$3,514,628
	Software & Services - 0.0%
743,470	Lookout, Inc. Series F*(1)(2)(4)		2,386,539
	Total Convertible Preferred Stocks (cost $17,456,734)		$5,901,167
	Total Long-Term Investments (cost $3,844,193,351)		$6,590,742,343
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 8,676,372	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $8,677,249; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $8,849,978		$8,676,372
	Total Short-Term Investments (cost $8,676,372)		$8,676,372
	Total Investments (cost $3,852,869,723)	99.7%	$6,599,418,715
	Other Assets and Liabilities	0.3%	16,619,779
	Net Assets	100.0%	$6,616,038,494
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
The accompanying notes are an integral part of these financial statements.

12

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $13,963,757 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	$8,492,732	$2,386,539
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	5,668,755	8,964,002	3,514,628
09/2015	Rubicon Earnout Shares	20,599	—	—
11/2013	Tory Burch LLC	171,581	13,447,917	8,062,590
			$30,904,651	$13,963,757

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Currently no rate available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$6,584,841,176	$6,576,778,586	$—	$8,062,590
Convertible Preferred Stocks	5,901,167	—	—	5,901,167
Short-Term Investments	8,676,372	—	8,676,372	—
Total	$6,599,418,715	$6,576,778,586	$8,676,372	$13,963,757

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

13

The Hartford Healthcare Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Biotechnology - 25.1%
106,556	AbbVie, Inc.	$22,517,414
18,140	Alnylam Pharmaceuticals, Inc.*	5,614,149
35,692	Apogee Therapeutics, Inc.*	2,958,510
160,316	Arcus Biosciences, Inc.*	4,088,058
8,404	Argenx SE ADR*	6,569,575
22,341	Ascendis Pharma AS*	5,124,578
51,492	Biogen, Inc.*	9,746,406
24,004	Bridgebio Pharma, Inc.*	1,706,924
92,052	Celldex Therapeutics, Inc.*	3,026,670
13,705	CG oncology, Inc.*	914,672
56,668	Cytokinetics, Inc.*	3,625,052
35,054	Dianthus Therapeutics, Inc.*	3,077,741
55,907	Disc Medicine, Inc.*	3,687,067
583,800	GenFleet Therapeutics Shanghai, Inc. Class H*(1)	3,247,121
108,668	Immunocore Holdings PLC ADR*(1)	3,032,924
117,155	Immunome, Inc.*	2,687,536
61,927	Incyte Corp.*	5,899,785
78,893	Ionis Pharmaceuticals, Inc.*	5,898,041
190,598	Kailera Therapeutics, Inc.*	4,764,950
38,652	Kymera Therapeutics, Inc.*	3,133,518
10,120	Madrigal Pharmaceuticals, Inc.*	5,235,987
101,748	Mineralys Therapeutics, Inc.*	2,711,584
37,970	Mirum Pharmaceuticals, Inc.*	3,694,861
9,955	Natera, Inc.*	2,052,323
54,042	Newamsterdam Pharma Co. NV*(1)	1,543,439
14,306	Nuvalent, Inc. Class A*	1,434,606
40,688	Protagonist Therapeutics, Inc.*	4,026,891
52,549	PTC Therapeutics, Inc.*	3,418,838
19,182	Regeneron Pharmaceuticals, Inc.	13,562,825
23,937	Revolution Medicines, Inc.*	3,449,800
69,874	Scholar Rock Holding Corp.*	3,256,827
76,905	Stoke Therapeutics, Inc.*	2,516,332
15,097	United Therapeutics Corp.*	8,625,671
42,970	Vaxcyte, Inc.*	2,459,603
40,946	Vertex Pharmaceuticals, Inc.*	17,499,501
278,409	Viridian Therapeutics, Inc.*	3,752,953
47,284	Xenon Pharmaceuticals, Inc.*	2,649,795
		183,212,527
	Health Care Distributors - 3.4%
51,714	Cardinal Health, Inc.	9,974,596
48,572	Cencora, Inc.	14,960,662
		24,935,258
	Health Care Equipment - 15.9%
224,493	Abbott Laboratories	20,381,719
293,259	Boston Scientific Corp.*	16,894,651
123,198	Dexcom, Inc.*	7,336,441
222,047	Edwards Lifesciences Corp.*	18,540,925
51,992	Inspire Medical Systems, Inc.*	2,918,831
57,736	Intuitive Surgical, Inc.*	26,420,571
106,061	Medtronic PLC	8,587,759
28,488	STERIS PLC	6,178,477
26,981	Stryker Corp.	8,502,523
		115,761,897
	Health Care Facilities - 2.9%
118,448	Acadia Healthcare Co., Inc.*	3,067,211
47,796	Encompass Health Corp.	4,779,600
30,243	HCA Healthcare, Inc.	13,139,071
		20,985,882
	Health Care Services - 2.9%
213,326	CVS Health Corp.	17,767,922
161,629	Option Care Health, Inc.*	3,285,918
		21,053,840
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Health Care Technology - 0.6%
147,880	HeartFlow, Inc.*	$4,400,909
	Life Sciences Tools & Services - 8.3%
218,296	Adaptive Biotechnologies Corp.*	3,077,974
79,872	Agilent Technologies, Inc.	9,229,210
9,100	Alamar Biosciences, Inc.*	227,864
461,799	Avantor, Inc.*	3,740,572
73,067	Bio-Techne Corp.	4,042,066
109,308	Danaher Corp.	19,560,667
33,670	ICON PLC*	3,984,171
84,169	Qiagen NV*	2,910,564
28,548	Thermo Fisher Scientific, Inc.	13,673,350
		60,446,438
	Managed Health Care - 8.4%
135,254	Alignment Healthcare, Inc.*	3,048,625
44,870	Centene Corp.*	2,409,070
39,861	Elevance Health, Inc.	15,004,478
109,012	UnitedHealth Group, Inc.	40,386,766
		60,848,939
	Pharmaceuticals - 30.8%
15,481	AstraZeneca PLC	2,900,675
17,700	Avalyn Pharma, Inc.*	318,600
88,181	Bristol-Myers Squibb Co.	5,342,887
57,316	Crinetics Pharmaceuticals, Inc.*	2,222,715
215,158	Elanco Animal Health, Inc.*	4,813,084
92,477	Eli Lilly & Co.	86,429,004
20,401	Galderma Group AG*	4,279,994
360,879	GSK PLC	9,461,334
317,981	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H(1)	2,651,415
184,164	Johnson & Johnson	42,330,095
421,010	Merck & Co., Inc.	45,965,872
109,845	Oculis Holding AG*	3,018,541
123,487	Pharvaris NV*	3,829,332
71,938	Structure Therapeutics, Inc. ADR*	2,981,830
180,509	Trevi Therapeutics, Inc.*	2,483,804
21,218	UCB SA*	5,777,476
		224,806,658
	Total Common Stocks (cost $503,958,432)	$716,452,348
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
7,416	Abiomed, Inc. CVR*(2)(3)(4)	$7,564
	Total Rights (cost $7,564)	$7,564
	Total Long-Term Investments (cost $503,965,996)	$716,459,912
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.3%
$ 2,179,591	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $2,179,811; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $2,223,267	$2,179,591
The accompanying notes are an integral part of these financial statements.

14

The Hartford Healthcare Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5% - (continued)
	Securities Lending Collateral - 0.2%
1,467,300	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(5)		$1,467,300
	Total Short-Term Investments (cost $3,646,891)		$3,646,891
	Total Investments (cost $507,612,887)	98.8%	$720,106,803
	Other Assets and Liabilities	1.2%	8,614,754
	Net Assets	100.0%	$728,721,557
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,564 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	7,416	$7,564	$7,564

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$716,452,348	$691,035,008	$25,417,340	$—
Rights	7,564	—	—	7,564
Short-Term Investments	3,646,891	1,467,300	2,179,591	—
Total	$720,106,803	$692,502,308	$27,596,931	$7,564

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

15

The Hartford MidCap Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1%
	Capital Goods - 25.3%
241,927	Acuity, Inc.	$70,103,187
178,758	Axon Enterprise, Inc.*	71,817,814
302,740	Builders FirstSource, Inc.*	23,943,707
81,808	Carpenter Technology Corp.	35,030,186
45,601	Comfort Systems USA, Inc.	83,917,240
66,360	EMCOR Group, Inc.	59,171,221
2,624,523	Fastenal Co.	117,919,818
188,994	FTAI Aviation Ltd.	47,186,132
530,611	Graco, Inc.	42,592,145
233,173	HEICO Corp. Class A	48,737,820
462,924	Howmet Aerospace, Inc.	112,509,049
406,831	Ingersoll Rand, Inc.	32,489,524
452,391	Vertiv Holdings Co. Class A	148,605,920
		894,023,763
	Commercial & Professional Services - 6.3%
222,288	Clean Harbors, Inc.*	69,505,012
2,108,579	Rollins, Inc.	117,511,107
190,749	Verisk Analytics, Inc.	35,191,283
		222,207,402
	Consumer Discretionary Distribution & Retail - 5.2%
276,621	Aritzia, Inc.*	29,196,564
167,846	Carvana Co.*	66,433,447
695,363	O'Reilly Automotive, Inc.*	69,119,082
88,125	Pool Corp.	18,798,825
		183,547,918
	Consumer Durables & Apparel - 1.7%
336,534	Deckers Outdoor Corp.*	34,393,775
3,814	NVR, Inc.*	24,088,728
		58,482,503
	Consumer Services - 8.7%
825,722	Compass Group PLC ADR	23,384,447
249,777	DoorDash, Inc. Class A*	42,124,891
579,588	Hyatt Hotels Corp. Class A(1)	97,121,561
391,299	Royal Caribbean Cruises Ltd.	103,209,024
255,923	Texas Roadhouse, Inc.	41,201,044
		307,040,967
	Consumer Staples Distribution & Retail - 2.9%
123,032	Casey's General Stores, Inc.	101,150,759
	Energy - 2.2%
305,132	Targa Resources Corp.	79,358,731
	Equity Real Estate Investment Trusts (REITs) - 0.8%
207,936	Lamar Advertising Co. Class A, REIT	28,661,898
	Financial Services - 6.4%
1,524,950	Interactive Brokers Group, Inc. Class A	121,233,525
3,435,845	Rocket Cos., Inc. Class A*	50,232,054
484,804	Tradeweb Markets, Inc. Class A	54,904,053
		226,369,632
	Health Care Equipment & Services - 2.4%
79,733	IDEXX Laboratories, Inc.*	44,714,266
93,678	STERIS PLC	20,316,885
134,992	Veeva Systems, Inc. Class A*	21,054,702
		86,085,853
	Insurance - 1.0%
20,328	Markel Group, Inc.*	36,030,770
	Media & Entertainment - 7.6%
157,209	EchoStar Corp. Class A*	19,358,716
406,006	Live Nation Entertainment, Inc.*	64,124,588
442,636	Reddit, Inc. Class A*	65,169,298
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.1% - (continued)
	Media & Entertainment - 7.6% - (continued)
1,108,038	ROBLOX Corp. Class A*		$61,230,180
280,950	Take-Two Interactive Software, Inc.*		60,055,872
			269,938,654
	Pharmaceuticals, Biotechnology & Life Sciences - 5.3%
24,629	Mettler-Toledo International, Inc.*		31,441,628
493,001	Natera, Inc.*		101,637,086
328,275	Tempus AI, Inc. Class A*(1)		18,212,697
115,664	Waters Corp.*		35,766,779
			187,058,190
	Semiconductors & Semiconductor Equipment - 6.9%
320,378	MKS, Inc.		90,907,258
94,171	Monolithic Power Systems, Inc.		152,030,604
			242,937,862
	Software & Services - 6.8%
552,386	Cloudflare, Inc. Class A*		113,222,558
9,699	Constellation Software, Inc.		17,664,269
259,883	Datadog, Inc. Class A*		34,353,934
66,104	HubSpot, Inc.*		14,659,223
281,392	Procore Technologies, Inc.*		15,921,159
376,769	Trimble, Inc.*		25,364,089
667,250	Unity Software, Inc.*		17,628,745
			238,813,977
	Technology Hardware & Equipment - 8.7%
179,829	Amphenol Corp. Class A		26,483,417
187,151	Celestica, Inc.*		76,655,178
964,724	Flex Ltd.*		88,320,482
43,321	Lumentum Holdings, Inc.*		39,089,405
497,557	TTM Technologies, Inc.*		78,723,468
			309,271,950
	Telecommunication Services - 0.9%
425,882	AST SpaceMobile, Inc.*(1)		31,472,680
	Total Common Stocks (cost $2,764,914,831)		$3,502,453,509
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 3,492,182	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $3,492,535; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $3,562,183		$3,492,182
	Securities Lending Collateral - 0.0%
1,595,772	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(2)		1,595,772
	Total Short-Term Investments (cost $5,087,954)		$5,087,954
	Total Investments (cost $2,770,002,785)	99.2%	$3,507,541,463
	Other Assets and Liabilities	0.8%	27,460,482
	Net Assets	100.0%	$3,535,001,945
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

16

The Hartford MidCap Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,502,453,509	$3,502,453,509	$—	$—
Short-Term Investments	5,087,954	1,595,772	3,492,182	—
Total	$3,507,541,463	$3,504,049,281	$3,492,182	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

17

The Hartford MidCap Value Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 0.5%
907,481	Goodyear Tire & Rubber Co.*	$6,424,965
	Banks - 7.2%
679,377	Columbia Banking System, Inc.	20,109,559
96,261	M&T Bank Corp.	21,045,543
245,043	Pinnacle Financial Partners, Inc.	24,244,554
197,411	Southstate Bank Corp.	19,281,132
		84,680,788
	Capital Goods - 18.6%
88,939	AAON, Inc.	8,298,898
131,397	Boise Cascade Co.	10,415,840
83,674	Builders FirstSource, Inc.*	6,617,777
107,114	Dover Corp.	24,251,681
101,768	IDEX Corp.	22,170,159
241,741	Ingersoll Rand, Inc.	19,305,436
87,281	JBT Marel Corp.	10,307,886
56,047	L3Harris Technologies, Inc.	17,965,866
208,472	Mercury Systems, Inc.*	16,450,526
37,346	Moog, Inc. Class A	11,252,723
124,145	Regal Rexnord Corp.	26,694,899
231,661	StandardAero, Inc.*	5,759,092
56,051	WESCO International, Inc.	19,568,525
79,486	Westinghouse Air Brake Technologies Corp.	21,452,477
		220,511,785
	Commercial & Professional Services - 2.7%
27,997	CACI International, Inc. Class A*	14,545,561
248,099	TransUnion	17,615,029
		32,160,590
	Consumer Discretionary Distribution & Retail - 6.0%
67,372	Boot Barn Holdings, Inc.*	11,550,929
102,278	Dick's Sporting Goods, Inc.(1)	23,208,924
76,527	Ross Stores, Inc.	17,432,085
584,703	Valvoline, Inc.*	19,429,681
		71,621,619
	Consumer Durables & Apparel - 1.6%
242,395	Somnigroup International, Inc.	18,388,085
	Consumer Services - 1.5%
220,402	Wyndham Hotels & Resorts, Inc.	17,936,315
	Consumer Staples Distribution & Retail - 3.1%
246,788	Kroger Co.	16,798,859
210,806	U.S. Foods Holding Corp.*	19,708,253
		36,507,112
	Energy - 5.0%
410,343	Antero Resources Corp.*	16,110,066
67,256	Diamondback Energy, Inc.	13,829,852
144,440	EQT Corp.	8,677,955
485,833	Halliburton Co.	20,550,736
		59,168,609
	Equity Real Estate Investment Trusts (REITs) - 7.3%
168,297	Camden Property Trust REIT	17,674,551
405,912	CareTrust, Inc. REIT	16,013,228
388,692	Essential Properties Realty Trust, Inc. REIT	12,216,590
801,467	Kimco Realty Corp. REIT	18,946,680
289,139	UDR, Inc. REIT	10,507,311
470,882	Weyerhaeuser Co. REIT	11,546,027
		86,904,387
	Financial Services - 6.7%
431,451	Ally Financial, Inc.	19,152,110
204,479	Nasdaq, Inc.	18,793,665
234,202	Stifel Financial Corp.	18,457,460
278,866	Voya Financial, Inc.	22,855,857
		79,259,092
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Food, Beverage & Tobacco - 1.5%
236,829	Archer-Daniels-Midland Co.	$17,653,234
	Health Care Equipment & Services - 4.3%
299,121	Acadia Healthcare Co., Inc.*(1)	7,745,738
70,116	Cardinal Health, Inc.	13,523,974
127,009	Cooper Cos., Inc.*	7,988,866
142,876	LivaNova PLC*	8,586,848
65,732	Quest Diagnostics, Inc.	12,765,154
		50,610,580
	Insurance - 2.2%
153,869	American International Group, Inc.	11,509,401
176,392	MetLife, Inc.	14,128,999
		25,638,400
	Materials - 6.5%
196,495	Freeport-McMoRan, Inc.	11,353,481
129,922	Ingevity Corp.*	9,898,757
859,499	James Hardie Industries PLC*	18,040,884
173,528	PPG Industries, Inc.	18,827,788
51,616	Reliance, Inc.	18,710,800
		76,831,710
	Media & Entertainment - 2.1%
100,318	EchoStar Corp. Class A*	12,353,159
77,609	Live Nation Entertainment, Inc.*	12,257,565
		24,610,724
	Pharmaceuticals, Biotechnology & Life Sciences - 2.9%
114,636	Agilent Technologies, Inc.	13,246,190
125,802	ICON PLC*	14,886,151
10,883	United Therapeutics Corp.*	6,218,002
		34,350,343
	Semiconductors & Semiconductor Equipment - 3.5%
120,333	Entegris, Inc.	17,012,680
84,324	MKS, Inc.	23,926,935
		40,939,615
	Software & Services - 2.1%
216,343	Dynatrace, Inc.*	7,833,780
58,207	PTC, Inc.*	7,933,614
25,775	Tyler Technologies, Inc.*	8,792,884
		24,560,278
	Technology Hardware & Equipment - 4.1%
14,029	Coherent Corp.*	4,485,212
262,650	Flex Ltd.*	24,045,607
6,328	Lumentum Holdings, Inc.*	5,709,881
13,275	Sandisk Corp.*	14,556,170
		48,796,870
	Transportation - 3.9%
380,486	Hub Group, Inc. Class A	16,676,701
44,074	Ryder System, Inc.	11,184,659
85,258	XPO, Inc.*	18,767,844
		46,629,204
	Utilities - 6.1%
69,061	Atmos Energy Corp.	13,120,209
300,227	NiSource, Inc.	14,494,959
381,713	PPL Corp.	14,291,335
167,106	Sempra	15,895,123
118,531	WEC Energy Group, Inc.	13,979,546
		71,781,172
	Total Common Stocks (cost $931,464,756)	$1,175,965,477
The accompanying notes are an integral part of these financial statements.

18

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.2%
$ 2,282,624	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $2,282,855; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $2,328,317		$2,282,624
	Securities Lending Collateral - 0.9%
10,676,533	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(2)		10,676,533
	Total Short-Term Investments (cost $12,959,157)		$12,959,157
	Total Investments (cost $944,423,913)	100.5%	$1,188,924,634
	Other Assets and Liabilities	(0.5)%	(5,498,261)
	Net Assets	100.0%	$1,183,426,373
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,175,965,477	$1,175,965,477	$—	$—
Short-Term Investments	12,959,157	10,676,533	2,282,624	—
Total	$1,188,924,634	$1,186,642,010	$2,282,624	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

19

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2%
	Banks - 3.1%
94,450	East West Bancorp, Inc.	$11,945,091
98,103	Southstate Bank Corp.	9,581,720
82,310	UMB Financial Corp.	10,385,053
		31,911,864
	Capital Goods - 14.3%
87,066	Advanced Drainage Systems, Inc.	12,994,601
101,855	BWX Technologies, Inc.	22,040,404
74,173	Dover Corp.	16,793,509
192,807	Hexcel Corp.	18,098,793
32,260	Hubbell, Inc.	16,393,564
70,099	IDEX Corp.	15,271,067
174,804	Masco Corp.	12,554,423
64,367	Regal Rexnord Corp.	13,840,836
36,591	Trane Technologies PLC	18,022,531
		146,009,728
	Commercial & Professional Services - 8.3%
332,062	ExlService Holdings, Inc.*	10,586,137
52,311	Leidos Holdings, Inc.	7,805,847
68,944	RB Global, Inc.	7,190,859
542,581	Rentokil Initial PLC ADR(1)	18,377,218
67,377	Republic Services, Inc.	14,096,616
131,210	Veralto Corp.	11,572,722
81,446	Verisk Analytics, Inc.	15,025,973
		84,655,372
	Consumer Discretionary Distribution & Retail - 2.7%
58,176	Burlington Stores, Inc.*	18,616,902
252,540	Tractor Supply Co.	8,864,154
		27,481,056
	Consumer Durables & Apparel - 1.7%
49,006	Ralph Lauren Corp.	17,575,512
	Consumer Services - 6.9%
689,376	Aramark	31,497,590
162,689	Churchill Downs, Inc.	16,429,962
326,244	DraftKings, Inc. Class A*	7,608,010
87,335	Hyatt Hotels Corp. Class A(1)	14,634,726
		70,170,288
	Energy - 6.2%
89,647	Diamondback Energy, Inc.	18,434,113
158,454	EQT Corp.	9,519,916
289,519	TechnipFMC PLC	21,878,951
53,595	Valero Energy Corp.	13,537,025
		63,370,005
	Equity Real Estate Investment Trusts (REITs) - 4.6%
480,501	Brixmor Property Group, Inc. REIT	14,458,275
112,245	Lamar Advertising Co. Class A, REIT	15,471,851
190,328	Ventas, Inc. REIT	16,722,218
		46,652,344
	Financial Services - 2.8%
41,832	Evercore, Inc. Class A	13,440,203
97,674	Raymond James Financial, Inc.	15,463,748
		28,903,951
	Food, Beverage & Tobacco - 2.1%
60,480	Hershey Co.	11,233,555
193,024	McCormick & Co., Inc.	9,813,340
		21,046,895
	Health Care Equipment & Services - 0.9%
75,021	Teleflex, Inc.	9,295,852
	Insurance - 4.8%
42,525	Aon PLC Class A	13,252,916
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.2% - (continued)
	Insurance - 4.8% - (continued)
86,189	Assurant, Inc.		$20,363,875
74,190	Reinsurance Group of America, Inc. Class A		15,688,218
			49,305,009
	Materials - 2.4%
192,859	Dow, Inc.		7,808,861
47,643	RPM International, Inc.		4,854,345
98,435	Westlake Corp.		11,347,587
			24,010,793
	Media & Entertainment - 1.5%
73,042	Take-Two Interactive Software, Inc.*		15,613,458
	Pharmaceuticals, Biotechnology & Life Sciences - 5.0%
266,214	Bio-Techne Corp.		14,726,959
13,325	Mettler-Toledo International, Inc.*		17,010,828
63,195	West Pharmaceutical Services, Inc.		18,806,200
			50,543,987
	Semiconductors & Semiconductor Equipment - 4.2%
106,990	Entegris, Inc.		15,126,246
165,520	Marvell Technology, Inc.		27,335,628
			42,461,874
	Software & Services - 5.4%
215,350	Dynatrace, Inc.*		7,797,823
61,365	EPAM Systems, Inc.*		6,982,110
73,977	Snowflake, Inc.*		10,095,641
112,214	Twilio, Inc. Class A*		16,614,405
49,247	VeriSign, Inc.		13,230,699
			54,720,678
	Technology Hardware & Equipment - 13.0%
84,899	CDW Corp.		11,623,522
40,300	Ciena Corp.*		21,261,474
58,256	Coherent Corp.*		18,625,026
202,864	Everpure, Inc. Class A*		14,494,633
60,893	Keysight Technologies, Inc.*		21,307,069
11,733	Sandisk Corp.*		12,865,352
26,984	Teledyne Technologies, Inc.*		17,427,616
62,753	Zebra Technologies Corp. Class A*		14,198,494
			131,803,186
	Transportation - 1.5%
82,724	CH Robinson Worldwide, Inc.		15,040,050
	Utilities - 4.8%
237,287	Alliant Energy Corp.		17,423,985
137,103	Ameren Corp.		15,581,756
126,657	NiSource, Inc.		6,115,000
262,753	PPL Corp.		9,837,472
			48,958,213
	Total Common Stocks (cost $692,690,766)		$979,530,115
SHORT-TERM INVESTMENTS - 1.8%
	Securities Lending Collateral - 1.8%
18,382,564	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(2)		$18,382,564
	Total Short-Term Investments (cost $18,382,564)		$18,382,564
	Total Investments (cost $711,073,330)	98.0%	$997,912,679
	Other Assets and Liabilities	2.0%	20,528,931
	Net Assets	100.0%	$1,018,441,610
The accompanying notes are an integral part of these financial statements.

20

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$979,530,115	$979,530,115	$—	$—
Short-Term Investments	18,382,564	18,382,564	—	—
Total	$997,912,679	$997,912,679	$—	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

21

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Automobiles & Components - 0.9%
17,491	Patrick Industries, Inc.(1)	$1,626,663
	Banks - 9.6%
28,320	FB Financial Corp.	1,531,262
101,772	First BanCorp	2,471,024
46,819	First Bancorp/Southern Pines NC	2,703,329
25,816	QCR Holdings, Inc.	2,334,283
80,760	Seacoast Banking Corp. of Florida	2,541,517
20,018	Southstate Bank Corp.	1,955,158
41,239	TriCo Bancshares	2,073,085
40,720	United Community Banks, Inc.	1,357,198
		16,966,856
	Capital Goods - 18.3%
9,646	Enpro, Inc.	2,812,291
7,973	ESCO Technologies, Inc.	2,582,853
135,425	Hayward Holdings, Inc.*	2,032,729
33,487	Hexcel Corp.	3,143,425
94,381	Kornit Digital Ltd.*	1,492,164
28,220	McGrath RentCorp	3,119,721
12,128	Modine Manufacturing Co.*	3,088,153
10,127	Moog, Inc. Class A	3,051,366
16,387	Primoris Services Corp.	2,968,505
11,200	Simpson Manufacturing Co., Inc.	2,136,176
35,426	V2X, Inc.*	2,402,237
73,645	WillScot Holdings Corp.	1,667,323
55,584	York Space Systems, Inc.*	1,843,165
		32,340,108
	Commercial & Professional Services - 6.7%
123,433	ACV Auctions, Inc. Class A*	640,617
25,576	Casella Waste Systems, Inc. Class A*	2,026,898
47,787	Interface, Inc.	1,332,302
13,700	MSA Safety, Inc.	2,279,543
57,371	Robert Half, Inc.	1,526,642
30,473	UL Solutions, Inc. Class A	2,757,502
87,197	Verra Mobility Corp.*	1,293,131
		11,856,635
	Consumer Discretionary Distribution & Retail - 0.9%
4,437	Group 1 Automotive, Inc.	1,583,432
	Consumer Durables & Apparel - 2.5%
5,780	Cavco Industries, Inc.*	2,930,460
33,446	Oxford Industries, Inc.(1)	1,432,827
		4,363,287
	Consumer Services - 2.8%
26,954	Churchill Downs, Inc.	2,722,084
91,585	McGraw Hill, Inc.*	1,107,263
25,254	Pursuit Attractions & Hospitality, Inc.*	1,062,688
		4,892,035
	Consumer Staples Distribution & Retail - 2.3%
25,807	Chefs' Warehouse, Inc.*	2,002,623
80,698	Yesway, Inc. Class A*	2,075,553
		4,078,176
	Energy - 5.1%
27,686	Cactus, Inc. Class A	1,542,664
66,547	Flowco Holdings, Inc. Class A	1,652,362
7,606	Gulfport Energy Corp.*	1,464,459
81,270	HMH Holding, Inc. Class A*	1,722,924
117,859	Permian Resources Corp. Class A	2,548,112
		8,930,521
	Equity Real Estate Investment Trusts (REITs) - 3.3%
157,474	Douglas Emmett, Inc. REIT	1,702,294
50,995	Smartstop Self Storage, Inc. REIT	1,605,322
38,724	Terreno Realty Corp. REIT	2,524,805
		5,832,421
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Financial Services - 4.7%
19,285	Bread Financial Holdings, Inc.	$1,634,982
12,506	Houlihan Lokey, Inc.	1,935,304
135,940	Perella Weinberg Partners	3,091,276
10,518	PJT Partners, Inc. Class A	1,606,519
		8,268,081
	Health Care Equipment & Services - 5.7%
31,224	Castle Biosciences, Inc.*	764,676
28,532	ICU Medical, Inc.*	3,401,014
10,200	IRhythm Holdings, Inc.*	1,317,432
66,034	Kestra Medical Technologies Ltd.*(1)	1,368,225
166,721	NeoGenomics, Inc.*	1,543,836
24,415	U.S. Physical Therapy, Inc.	1,738,836
		10,134,019
	Insurance - 3.1%
19,838	Axis Capital Holdings Ltd.	1,991,934
50,513	Bowhead Specialty Holdings, Inc.*	1,201,199
11,153	Reinsurance Group of America, Inc. Class A	2,358,413
		5,551,546
	Materials - 4.5%
15,372	Balchem Corp.	2,484,423
9,290	Hawkins, Inc.	1,555,610
14,012	Materion Corp.	2,575,546
9,945	Quaker Chemical Corp.	1,351,426
		7,967,005
	Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
60,840	Azenta, Inc.*(1)	1,494,839
20,708	Repligen Corp.*	2,449,963
		3,944,802
	Semiconductors & Semiconductor Equipment - 3.5%
10,471	MACOM Technology Solutions Holdings, Inc.*	2,948,738
30,349	Semtech Corp.*	3,188,163
		6,136,901
	Software & Services - 5.3%
76,660	Bitdeer Technologies Group Class A*(1)	865,491
55,756	Box, Inc. Class A*	1,349,295
167,504	CCC Intelligent Solutions Holdings, Inc.*	877,721
25,379	Commvault Systems, Inc.*	2,509,476
34,644	Everforth, Inc.*	730,988
102,702	LiveRamp Holdings, Inc.*	3,001,980
		9,334,951
	Technology Hardware & Equipment - 9.1%
5,925	Ciena Corp.*	3,125,911
3,071	Lumentum Holdings, Inc.*	2,771,025
119,894	Mirion Technologies, Inc.*	2,367,906
21,841	Novanta, Inc.*	2,829,065
96,744	Viavi Solutions, Inc.*	5,069,386
		16,163,293
	Telecommunication Services - 1.3%
60,296	Iridium Communications, Inc.	2,355,765
	Transportation - 2.6%
43,048	Hub Group, Inc. Class A	1,886,794
17,602	Kirby Corp.*	2,649,805
		4,536,599
	Utilities - 3.5%
12,438	Chesapeake Utilities Corp.	1,568,681
44,569	H2O America(1)	2,504,332
13,900	IDACORP, Inc.(1)	2,053,586
		6,126,599
	Total Common Stocks (cost $117,234,613)	$172,989,695
The accompanying notes are an integral part of these financial statements.

22

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.6%
	Securities Lending Collateral - 3.6%
6,425,147	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(2)		$6,425,147
	Total Short-Term Investments (cost $6,425,147)		$6,425,147
	Total Investments (cost $123,659,760)	101.5%	$179,414,842
	Other Assets and Liabilities	(1.5)%	(2,599,269)
	Net Assets	100.0%	$176,815,573
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$172,989,695	$172,989,695	$—	$—
Short-Term Investments	6,425,147	6,425,147	—	—
Total	$179,414,842	$179,414,842	$—	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

23

The Hartford Small Cap Growth Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 1.3%
22,856	Dorman Products, Inc.*	$2,571,529
13,794	Patrick Industries, Inc.	1,282,842
		3,854,371
	Banks - 0.7%
23,085	Pinnacle Financial Partners, Inc.	2,284,030
	Capital Goods - 21.4%
20,679	AAON, Inc.	1,929,557
7,817	AeroVironment, Inc.*	1,524,471
7,662	ATI, Inc.*	1,191,134
44,550	Atmus Filtration Technologies, Inc.	2,824,470
15,165	AZZ, Inc.	2,169,202
40,080	Bloom Energy Corp. Class A*	11,357,069
12,392	DXP Enterprises, Inc.*	2,115,934
52,792	Eos Energy Enterprises, Inc.*(1)	353,706
7,600	EquipmentShare.com, Inc. Class A*	159,562
8,966	ESCO Technologies, Inc.	2,904,536
8,284	FTAI Aviation Ltd.	2,068,266
20,843	Griffon Corp.	1,900,256
199,998	Hillman Solutions Corp.*	1,631,984
19,351	Kratos Defense & Security Solutions, Inc.*	1,220,081
13,508	Loar Holdings, Inc.*	758,069
19,821	Mercury Systems, Inc.*	1,564,075
16,875	Modine Manufacturing Co.*	4,296,881
8,667	Moog, Inc. Class A	2,611,454
8,075	MYR Group, Inc.*	3,268,841
22,364	Nextpower, Inc. Class A*	2,664,223
4,956	Powell Industries, Inc.	1,374,150
20,154	Primoris Services Corp.	3,650,897
17,248	SPX Technologies, Inc.*	3,775,760
30,521	Terex Corp.	1,898,406
23,390	Transcat, Inc.*	1,779,979
5,872	WESCO International, Inc.	2,050,033
7,300	X-Energy, Inc.*	231,629
29,402	Xometry, Inc. Class A*	1,507,441
17,714	York Space Systems, Inc.*	587,396
		65,369,462
	Commercial & Professional Services - 3.1%
14,188	Casella Waste Systems, Inc. Class A*	1,124,399
21,731	CBIZ, Inc.*	662,795
6,166	Clean Harbors, Inc.*	1,927,985
29,194	Innodata, Inc.*(1)	1,232,863
25,808	Planet Labs PBC*	954,122
110,279	Upwork, Inc.*	1,141,388
164,675	Verra Mobility Corp.*	2,442,130
		9,485,682
	Consumer Discretionary Distribution & Retail - 1.7%
6,964	Boot Barn Holdings, Inc.*	1,193,978
48,631	National Vision Holdings, Inc.*	1,129,212
15,459	Ollie's Bargain Outlet Holdings, Inc.*	1,337,358
6,982	Pool Corp.	1,489,400
		5,149,948
	Consumer Durables & Apparel - 1.6%
3,305	Installed Building Products, Inc.	953,658
24,109	Kontoor Brands, Inc.	1,768,636
13,768	Polaris, Inc.	912,405
24,398	Smith Douglas Homes Corp.*(1)	345,964
20,431	YETI Holdings, Inc.*	806,207
		4,786,870
	Consumer Services - 3.7%
14,984	Covista, Inc.*	1,726,456
89,758	Genius Sports Ltd.*	391,345
8,864	Hyatt Hotels Corp. Class A(1)	1,485,340
71,723	Life Time Group Holdings, Inc.*	1,922,894
107,782	Navan, Inc. Class A*	1,885,107
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Consumer Services - 3.7% - (continued)
154,402	Super Group SGHC Ltd.	$2,001,050
46,541	Universal Technical Institute, Inc.*	1,746,684
		11,158,876
	Consumer Staples Distribution & Retail - 1.7%
23,575	BJ's Wholesale Club Holdings, Inc.*	2,213,457
34,520	Chefs' Warehouse, Inc.*	2,678,752
17,300	Yesway, Inc. Class A*	444,956
		5,337,165
	Energy - 2.9%
29,324	Cactus, Inc. Class A	1,633,933
10,144	Chord Energy Corp.	1,476,966
26,999	Energy Fuels, Inc.*(1)	584,258
3,288	Gulfport Energy Corp.*	633,072
19,401	Solaris Energy Infrastructure, Inc.	1,432,570
147,336	TETRA Technologies, Inc.*	1,402,639
112,544	Uranium Energy Corp.*	1,675,780
		8,839,218
	Equity Real Estate Investment Trusts (REITs) - 1.3%
56,317	CareTrust, Inc. REIT	2,221,705
79,329	Urban Edge Properties REIT	1,738,892
		3,960,597
	Financial Services - 7.5%
10,247	Dave, Inc.*	2,787,081
3,978	Evercore, Inc. Class A	1,278,092
27,564	Figure Technology Solutions, Inc. Class A*(1)	967,496
19,646	FirstCash Holdings, Inc.	4,287,150
65,907	Marex Group PLC	3,516,138
110,778	Perella Weinberg Partners	2,519,092
83,209	Remitly Global, Inc.*	1,821,445
23,284	StepStone Group, Inc. Class A	1,231,724
28,923	Stifel Financial Corp.	2,279,422
62,752	Wealthfront Corp.*	660,779
81,615	WisdomTree, Inc.(1)	1,387,455
		22,735,874
	Food, Beverage & Tobacco - 1.6%
17,467	Freshpet, Inc.*	1,176,926
20,038	Turning Point Brands, Inc.	1,616,666
29,897	Vita Coco Co., Inc.*	1,972,903
		4,766,495
	Health Care Equipment & Services - 7.9%
44,114	Acadia Healthcare Co., Inc.*	1,142,332
110,748	Alignment Healthcare, Inc.*	2,496,260
43,198	AtriCure, Inc.*	1,214,296
22,901	Encompass Health Corp.	2,290,100
20,729	Ensign Group, Inc.	3,869,897
15,347	GeneDx Holdings Corp.*	965,173
24,364	Guardant Health, Inc.*	2,121,617
25,967	Guardian Pharmacy Services, Inc. Class A*	963,376
11,617	HealthEquity, Inc.*	952,942
10,980	Hims & Hers Health, Inc.*(1)	298,327
10,283	IRhythm Holdings, Inc.*	1,328,152
17,051	Lantheus Holdings, Inc.*	1,442,856
31,831	Merit Medical Systems, Inc.*	2,170,237
27,276	RadNet, Inc.*	1,542,458
13,450	TransMedics Group, Inc.*	1,355,625
		24,153,648
	Insurance - 1.0%
45,232	SiriusPoint Ltd.*	1,058,881
881	White Mountains Insurance Group Ltd.	1,966,383
		3,025,264
	Materials - 2.0%
12,131	Cabot Corp.	933,602
12,899	Century Aluminum Co.*	766,717
The accompanying notes are an integral part of these financial statements.

24

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Materials - 2.0% - (continued)
60,406	Coeur Mining, Inc.*	$1,085,496
94,623	Ivanhoe Electric, Inc.*	1,214,013
100,681	James Hardie Industries PLC*	2,113,294
		6,113,122
	Media & Entertainment - 1.5%
63,275	Cargurus, Inc.*	2,307,007
70,486	Magnite, Inc.*	903,278
134,101	MNTN, Inc. Class A*	1,264,572
		4,474,857
	Pharmaceuticals, Biotechnology & Life Sciences - 14.9%
41,128	Alkermes PLC*	1,386,425
15,889	Apogee Therapeutics, Inc.*	1,317,039
14,451	Axsome Therapeutics, Inc.*	3,002,195
29,050	Bridgebio Pharma, Inc.*	2,065,746
54,789	Celldex Therapeutics, Inc.*	1,801,462
27,352	CG oncology, Inc.*	1,825,473
50,227	Cogent Biosciences, Inc.*	1,797,624
25,123	Corvus Pharmaceuticals, Inc.*(1)	381,618
37,075	Crinetics Pharmaceuticals, Inc.*	1,437,769
14,471	Cytokinetics, Inc.*	925,710
4,500	Dianthus Therapeutics, Inc.*	395,100
20,493	Disc Medicine, Inc.*	1,351,513
19,349	Ionis Pharmaceuticals, Inc.*	1,446,531
37,725	Janux Therapeutics, Inc.*	542,108
8,000	Kailera Therapeutics, Inc.*	200,000
24,431	Kodiak Sciences, Inc.*	1,062,260
17,442	Kymera Therapeutics, Inc.*	1,414,023
4,314	Madrigal Pharmaceuticals, Inc.*	2,232,021
19,907	Mirum Pharmaceuticals, Inc.*	1,937,150
15,991	Nuvalent, Inc. Class A*	1,603,578
23,016	Protagonist Therapeutics, Inc.*	2,277,894
25,899	PTC Therapeutics, Inc.*	1,684,989
8,545	Revolution Medicines, Inc.*	1,231,505
30,938	Scholar Rock Holding Corp.*	1,442,020
26,081	Spyre Therapeutics, Inc.*	1,941,731
17,496	Structure Therapeutics, Inc. ADR*	725,209
29,911	Travere Therapeutics, Inc.*	1,259,851
39,000	Trevi Therapeutics, Inc.*	536,640
15,138	Ultragenyx Pharmaceutical, Inc.*	373,757
18,326	Vaxcyte, Inc.*	1,048,980
52,419	Veracyte, Inc.*	1,725,634
25,829	Vericel Corp.*	897,041
40,779	Viridian Therapeutics, Inc.*	549,701
27,450	Xenon Pharmaceuticals, Inc.*	1,538,298
		45,358,595
	Semiconductors & Semiconductor Equipment - 6.9%
7,214	Cirrus Logic, Inc.*	1,176,459
32,554	Credo Technology Group Holding Ltd.*	5,664,722
6,126	MACOM Technology Solutions Holdings, Inc.*	1,725,143
9,926	MKS, Inc.	2,816,502
20,601	Power Integrations, Inc.	1,497,899
22,192	Rambus, Inc.*	2,554,521
43,030	Rigetti Computing, Inc.*	750,873
14,601	Semtech Corp.*	1,533,835
5,704	SiTime Corp.*	3,206,504
		20,926,458
	Software & Services - 6.8%
43,113	ACI Worldwide, Inc.*	1,863,344
10,898	Akamai Technologies, Inc.*	1,122,276
67,986	Applied Digital Corp.*(1)	2,328,520
30,415	Bill Holdings, Inc.*	1,155,770
10,878	Commvault Systems, Inc.*	1,075,617
19,375	DigitalOcean Holdings, Inc.*	1,868,331
42,589	D-Wave Quantum, Inc.*(1)	863,705
123,635	Porch Group, Inc.*	1,190,605
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 6.8% - (continued)
36,317	Q2 Holdings, Inc.*		$1,843,088
57,695	Riot Platforms, Inc.*(1)		994,662
135,179	Terawulf, Inc.*		2,937,440
5,422	Tyler Technologies, Inc.*		1,849,661
97,070	Zeta Global Holdings Corp. Class A*		1,788,029
			20,881,048
	Technology Hardware & Equipment - 8.4%
5,024	Advanced Energy Industries, Inc.		1,928,764
8,254	Applied Optoelectronics, Inc.*		1,356,627
24,675	Benchmark Electronics, Inc.		2,024,584
5,667	Fabrinet*		3,873,225
51,034	IonQ, Inc.*(1)		2,302,654
77,413	Mirion Technologies, Inc.*		1,528,907
45,916	Napco Security Technologies, Inc.		2,146,573
12,531	Novanta, Inc.*		1,623,140
15,149	Sanmina Corp.*		3,299,755
70,598	Unusual Machines, Inc.*(1)		1,030,025
84,355	Viavi Solutions, Inc.*		4,420,202
			25,534,456
	Transportation - 1.3%
412,595	FTAI Infrastructure, Inc.(1)		2,535,396
5,931	Ryder System, Inc.		1,505,110
			4,040,506
	Utilities - 0.6%
15,253	Chesapeake Utilities Corp.		1,923,708
	Total Common Stocks (cost $214,041,541)		$304,160,250
SHORT-TERM INVESTMENTS - 2.5%
	Repurchase Agreements - 0.1%
$ 300,065	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $300,095; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $306,126		$300,065
	Securities Lending Collateral - 2.4%
7,349,003	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(2)		7,349,003
	Total Short-Term Investments (cost $7,649,068)		$7,649,068
	Total Investments (cost $221,690,609)	102.3%	$311,809,318
	Other Assets and Liabilities	(2.3)%	(6,984,375)
	Net Assets	100.0%	$304,824,943
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
The accompanying notes are an integral part of these financial statements.

25

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$304,160,250	$304,160,250	$—	$—
Short-Term Investments	7,649,068	7,349,003	300,065	—
Total	$311,809,318	$311,509,253	$300,065	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

26

Hartford Small Cap Value Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1%
	Automobiles & Components - 1.6%
58,856	Phinia, Inc.	$4,246,460
	Banks - 18.6%
135,999	Atlantic Union Bankshares Corp.	5,120,362
85,415	Bank OZK	4,113,586
156,636	ConnectOne Bancorp, Inc.	4,576,904
235,288	CVB Financial Corp.	4,792,817
63,148	First Financial Bancorp	1,912,121
162,977	First Hawaiian, Inc.	4,446,013
136,932	First Interstate BancSystem, Inc. Class A(1)	4,859,717
256,474	FNB Corp.	4,578,061
188,207	Home BancShares, Inc.	5,057,122
132,895	Renasant Corp.	5,301,182
225,790	Simmons First National Corp. Class A	4,800,295
		49,558,180
	Capital Goods - 3.6%
122,804	Kennametal, Inc.	4,753,743
47,777	MSC Industrial Direct Co., Inc. Class A	4,886,154
		9,639,897
	Commercial & Professional Services - 6.5%
957,856	Alight, Inc. Class A	792,530
75,506	Loomis AB	3,498,575
274,208	MillerKnoll, Inc.	4,409,265
105,827	TriNet Group, Inc.	4,844,760
256,044	Verra Mobility Corp.*	3,797,132
		17,342,262
	Consumer Durables & Apparel - 9.9%
127,434	Carter's, Inc.	4,602,916
163,895	Helen of Troy Ltd.*	3,794,169
448,051	Leggett & Platt, Inc.	4,870,314
142,154	Malibu Boats, Inc. Class A*(1)	3,639,143
126,152	Steven Madden Ltd.	4,738,269
107,730	Sturm Ruger & Co., Inc.	4,673,328
		26,318,139
	Consumer Services - 7.5%
44,774	Choice Hotels International, Inc.	4,436,208
40,747	Covista, Inc.*	4,694,869
57,055	Cracker Barrel Old Country Store, Inc.(1)	1,786,963
38,690	Monarch Casino & Resort, Inc.	4,592,116
33,957	Vail Resorts, Inc.(1)	4,318,651
		19,828,807
	Energy - 4.1%
108,763	Kinetik Holdings, Inc.	5,496,882
315,108	Select Water Solutions, Inc.	5,271,757
		10,768,639
	Equity Real Estate Investment Trusts (REITs) - 5.7%
131,834	National Storage Affiliates Trust REIT	5,610,855
388,299	Pebblebrook Hotel Trust REIT	5,455,601
492,573	Piedmont Realty Trust, Inc. REIT*	4,117,910
		15,184,366
	Financial Services - 9.6%
66,897	Bread Financial Holdings, Inc.	5,671,528
22,363	Federal Agricultural Mortgage Corp. Class C	3,886,689
339,657	Navient Corp.	3,138,431
134,474	PROG Holdings, Inc.	4,818,203
143,273	Radian Group, Inc.	5,133,472
293,625	Rithm Capital Corp. REIT	2,871,652
		25,519,975
	Health Care Equipment & Services - 3.8%
287,867	Integra LifeSciences Holdings Corp.*	3,034,118
112,799	Omnicell, Inc.*	4,672,135
489,823	Veradigm, Inc.*(1)	2,302,168
		10,008,421
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.1% - (continued)
	Household & Personal Products - 1.4%
194,972	Energizer Holdings, Inc.		$3,817,552
	Insurance - 1.2%
96,702	Kemper Corp.		3,257,890
	Materials - 5.7%
34,319	Kaiser Aluminum Corp.		5,848,987
36,089	Quaker Chemical Corp.		4,904,134
85,104	Sonoco Products Co.		4,251,796
			15,004,917
	Media & Entertainment - 0.8%
611,850	National CineMedia, Inc.(1)		2,074,172
	Pharmaceuticals, Biotechnology & Life Sciences - 1.1%
112,905	Pacira BioSciences, Inc.*		2,877,949
	Semiconductors & Semiconductor Equipment - 2.1%
86,319	Ichor Holdings Ltd.*		5,694,464
	Software & Services - 6.6%
186,225	Adeia, Inc.		5,931,266
63,205	Dolby Laboratories, Inc. Class A		4,053,969
651,679	NCR Voyix Corp.*		4,490,068
469,323	Xperi, Inc.*(1)		3,139,771
			17,615,074
	Utilities - 6.3%
66,458	H2O America(1)		3,734,275
58,576	Spire, Inc.		5,340,960
103,706	UGI Corp.		3,742,750
77,151	Unitil Corp.		4,047,341
			16,865,326
	Total Common Stocks (cost $223,441,271)		$255,622,490
EXCHANGE-TRADED FUNDS - 3.4%
	Other Investment Pools & Funds - 3.4%
43,428	iShares Russell 2000 Value ETF (1)		$9,022,167
	Total Exchange-Traded Funds (cost $7,543,901)		$9,022,167
	Total Long-Term Investments (cost $230,985,172)		$264,644,657
SHORT-TERM INVESTMENTS - 4.8%
	Repurchase Agreements - 0.1%
$ 242,485	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $242,510; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $247,526		$242,485
	Securities Lending Collateral - 4.7%
12,452,654	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(2)		12,452,654
	Total Short-Term Investments (cost $12,695,139)		$12,695,139
	Total Investments (cost $243,680,311)	104.3%	$277,339,796
	Other Assets and Liabilities	(4.3)%	(11,483,935)
	Net Assets	100.0%	$265,855,861
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

27

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$255,622,490	$255,622,490	$—	$—
Exchange-Traded Funds	9,022,167	9,022,167	—	—
Short-Term Investments	12,695,139	12,452,654	242,485	—
Total	$277,339,796	$277,097,311	$242,485	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

28

The Hartford Small Company Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 0.7%
40,837	Visteon Corp.	$4,561,901
	Banks - 3.0%
626,029	Huntington Bancshares, Inc.	10,492,246
310,998	Seacoast Banking Corp. of Florida	9,787,107
		20,279,353
	Capital Goods - 23.8%
21,407	Acuity, Inc.	6,203,105
347,557	Ameresco, Inc. Class A*	10,284,212
37,764	Applied Industrial Technologies, Inc.	11,546,343
56,293	Bloom Energy Corp. Class A*	15,951,185
5,400	Comfort Systems USA, Inc.	9,937,350
17,912	Curtiss-Wright Corp.	12,900,222
63,295	DXP Enterprises, Inc.*	10,807,621
172,537	Kornit Digital Ltd.*	2,727,810
67,639	Kratos Defense & Security Solutions, Inc.*	4,264,639
39,279	Loar Holdings, Inc.*	2,204,338
62,980	Modine Manufacturing Co.*	16,036,597
140,818	Nextpower, Inc. Class A*	16,775,648
77,949	Rush Enterprises, Inc. Class A	5,770,564
160,174	StandardAero, Inc.*	3,981,926
117,542	Voyager Technologies, Inc. Class A*	3,104,284
16,000	X-Energy, Inc.*	507,680
189,273	Xometry, Inc. Class A*	9,704,027
299,812	Zurn Elkay Water Solutions Corp.	15,578,232
		158,285,783
	Commercial & Professional Services - 2.9%
58,909	Casella Waste Systems, Inc. Class A*	4,668,538
86,474	ExlService Holdings, Inc.*	2,756,791
55,115	TriNet Group, Inc.	2,523,165
612,223	Verra Mobility Corp.*	9,079,267
		19,027,761
	Consumer Discretionary Distribution & Retail - 2.9%
43,935	Boot Barn Holdings, Inc.*	7,532,656
43,310	Five Below, Inc.*	10,206,434
26,907	Tory Burch LLC*(1)(2)	1,264,381
		19,003,471
	Consumer Durables & Apparel - 1.4%
121,194	Champion Homes, Inc.*	9,238,619
	Consumer Services - 2.2%
287,166	Life Time Group Holdings, Inc.*	7,698,920
61,724	Stride, Inc.*	5,997,104
6,158	Wingstop, Inc.	1,010,282
		14,706,306
	Energy - 3.3%
83,531	Cactus, Inc. Class A	4,654,347
47,453	Chord Energy Corp.	6,909,157
34,100	Innovex International, Inc.*	946,957
189,315	Viper Energy, Inc. Class A	9,348,375
		21,858,836
	Equity Real Estate Investment Trusts (REITs) - 3.8%
269,782	American Healthcare, Inc. REIT	13,699,530
41,000	Janus Living, Inc. Class A-1, REIT*	1,075,840
261,689	Phillips Edison & Co., Inc. REIT	10,510,739
		25,286,109
	Financial Services - 3.1%
11,314	Dave, Inc.*	3,077,295
231,311	HA Sustainable Infrastructure Capital, Inc.	9,703,496
51,469	PJT Partners, Inc. Class A	7,861,375
		20,642,166
	Food, Beverage & Tobacco - 2.1%
215,994	Vita Coco Co., Inc.*	14,253,444
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Health Care Equipment & Services - 10.2%
589,950	Alignment Healthcare, Inc.*	$13,297,473
39,727	Ensign Group, Inc.	7,416,634
57,299	GeneDx Holdings Corp.*	3,603,534
32,737	Glaukos Corp.*	4,703,325
23,334	Guardant Health, Inc.*	2,031,925
174,476	Guardian Pharmacy Services, Inc. Class A*	6,473,059
39,751	HealthEquity, Inc.*	3,260,774
63,899	Hims & Hers Health, Inc.*(3)	1,736,136
124,675	Hinge Health, Inc. Class A*	5,560,505
19,260	Inspire Medical Systems, Inc.*	1,081,256
56,098	Lantheus Holdings, Inc.*	4,747,013
193,266	PACS Group, Inc.*	6,484,074
74,944	TransMedics Group, Inc.*(3)	7,553,606
		67,949,314
	Insurance - 1.8%
515,661	SiriusPoint Ltd.*	12,071,624
	Materials - 2.4%
82,640	Cabot Corp.	6,359,974
122,501	Coeur Mining, Inc.*	2,201,343
337,554	James Hardie Industries PLC*	7,085,259
		15,646,576
	Media & Entertainment - 1.0%
181,528	Cargurus, Inc.*	6,618,511
	Pharmaceuticals, Biotechnology & Life Sciences - 17.3%
171,563	Adaptive Biotechnologies Corp.*	2,419,038
86,627	Apellis Pharmaceuticals, Inc.*	3,547,376
69,056	Apogee Therapeutics, Inc.*	5,724,052
28,726	Axsome Therapeutics, Inc.*	5,967,826
46,581	Bridgebio Pharma, Inc.*	3,312,375
30,786	Celcuity, Inc.*	3,735,881
153,068	Celldex Therapeutics, Inc.*	5,032,876
52,274	CG oncology, Inc.*	3,488,767
104,431	Cogent Biosciences, Inc.*	3,737,585
147,435	Corvus Pharmaceuticals, Inc.*	2,239,538
117,043	Crinetics Pharmaceuticals, Inc.*	4,538,927
46,199	Cytokinetics, Inc.*	2,955,350
22,343	Dianthus Therapeutics, Inc.*	1,961,715
36,843	Disc Medicine, Inc.*	2,429,796
34,361	Insmed, Inc.*	4,684,435
62,803	Ionis Pharmaceuticals, Inc.*	4,695,152
69,794	Kymera Therapeutics, Inc.*	5,658,200
103,777	MBX Biosciences, Inc.*	3,136,141
73,652	Mineralys Therapeutics, Inc.*	1,962,826
35,099	Nuvalent, Inc. Class A*	3,519,728
69,223	Oculis Holding AG*	1,902,248
94,410	Pharvaris NV*	2,927,654
66,833	Protagonist Therapeutics, Inc.*	6,614,462
75,997	PTC Therapeutics, Inc.*	4,944,365
24,480	Revolution Medicines, Inc.*	3,528,058
74,129	Scholar Rock Holding Corp.*	3,455,153
53,728	Spyre Therapeutics, Inc.*	4,000,050
74,614	Structure Therapeutics, Inc. ADR*	3,092,750
178,156	Trevi Therapeutics, Inc.*	2,451,427
82,302	Vaxcyte, Inc.*	4,710,966
58,274	Viridian Therapeutics, Inc.*	785,533
30,327	Xenon Pharmaceuticals, Inc.*	1,699,525
		114,859,775
	Semiconductors & Semiconductor Equipment - 7.1%
62,679	Credo Technology Group Holding Ltd.*	10,906,773
53,948	Enphase Energy, Inc.*	1,778,126
62,657	MKS, Inc.	17,778,924
26,987	SiTime Corp.*	15,170,742
16,944	Universal Display Corp.	1,475,653
		47,110,218
The accompanying notes are an integral part of these financial statements.

29

The Hartford Small Company Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.7% - (continued)
	Software & Services - 6.5%
47,475	Agilysys, Inc.*		$3,041,248
681,273	Amplitude, Inc. Class A*		4,843,851
382,020	AvePoint, Inc.*		3,724,695
90,455	Clear Secure, Inc. Class A		4,829,392
35,844	Commvault Systems, Inc.*		3,544,255
192,161	Core Scientific, Inc.*		3,843,220
14,277	CyberArk Software Ltd.*(1)(2)		642,465
23,490	DigitalOcean Holdings, Inc.*		2,265,141
118,947	Intapp, Inc.*		2,670,360
31,712	Palo Alto Networks, Inc.*		5,686,596
86,169	Rubrik, Inc. Class A*		4,582,467
23,310	ServiceTitan, Inc. Class A*		1,386,013
92,324	Terawulf, Inc.*(3)		2,006,201
			43,065,904
	Technology Hardware & Equipment - 4.2%
9,672	Applied Optoelectronics, Inc.*		1,589,690
150,084	Calix, Inc.*		6,537,659
14,841	Fabrinet*		10,143,378
46,842	IonQ, Inc.*(3)		2,113,511
25,943	OSI Systems, Inc.*		7,443,566
			27,827,804
	Total Common Stocks (cost $469,872,381)		$662,293,475
RIGHTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
61,984	Akero Therapeutics, Inc. CVR*(1)(2)(4)		$40,290
	Total Rights (cost $40,290)		$40,290
	Total Long-Term Investments (cost $469,912,671)		$662,333,765
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.1%
$ 514,934	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $514,986; collateralized by U.S. Treasury Note at 4.13%, maturing 04/30/2033, with a market value of $525,295		$514,934
	Securities Lending Collateral - 0.7%
4,800,420	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(5)		4,800,420
	Total Short-Term Investments (cost $5,315,354)		$5,315,354
	Total Investments (cost $475,228,025)	100.5%	$667,649,119
	Other Assets and Liabilities	(0.5)%	(3,304,011)
	Net Assets	100.0%	$664,345,108
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,947,136 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2025	Akero Therapeutics, Inc. CVR	61,984	$40,290	$40,290
02/2026	CyberArk Software Ltd.	14,277	642,465	642,465
11/2013	Tory Burch LLC	26,907	2,108,912	1,264,381
			$2,791,667	$1,947,136

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

30

The Hartford Small Company Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$662,293,475	$660,386,629	$—	$1,906,846
Rights	40,290	—	—	40,290
Short-Term Investments	5,315,354	4,800,420	514,934	—
Total	$667,649,119	$665,187,049	$514,934	$1,947,136

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

31

Hartford Domestic Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Index Abbreviations:
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

32

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Assets:
Investments in securities, at market value(1)	$5,961,733,214	$11,431,289,164	$18,261,753,927	$4,919,439,809	$6,590,742,343	$717,927,212
Repurchase agreements	33,716,432	13,007,850	17,592,796	11,236,387	8,676,372	2,179,591
Cash	130,270,928	52,122,286	70,266,912	45,042,033	34,866,584	8,729,811
Cash collateral due from broker on futures contracts	11,168,574	—	—	—	—	—
Foreign currency	—	—	2,456,266	792	—	385,305
Receivables:
Investment securities sold	—	29,627,769	—	5,767,384	—	2,687,942
Fund shares sold	251,233	9,111,878	9,969,184	1,632,907	2,597,358	103,642
Dividends and interest	1,558,460	2,160,431	9,373,651	2,780,380	17,210	531,459
Securities lending income	18,324	4,088	35,120	3,083	16,316	10,615
Variation margin on futures contracts	1,765,084	—	—	—	—	—
Tax reclaims	368,331	—	7,226,272	2,948,180	55,282	523,971
Other assets	96,881	232,721	203,291	102,779	180,748	84,807
Total assets	6,140,947,461	11,537,556,187	18,378,877,419	4,988,953,734	6,637,152,213	733,164,355
Liabilities:
Obligation to return securities lending collateral	6,075,450	—	67,868,011	51,718,390	—	1,467,300
Payables:
Investment securities purchased	—	37,824,208	—	13,351,511	10,220,596	1,478,491
Fund shares redeemed	2,533,742	18,671,303	16,088,430	5,294,717	5,063,274	517,980
Investment management fees	3,255,795	3,040,620	8,669,067	2,440,221	3,656,879	538,627
Transfer agent fees	1,887,192	2,085,412	3,335,628	1,155,523	1,674,125	327,178
Accounting services fees	215,693	391,851	615,671	176,568	234,397	33,196
Chief Compliance Officer fees	5,740	10,365	16,501	4,676	6,205	735
Board of Directors' fees	19,979	35,247	56,901	16,025	20,674	2,793
Distribution fees	101,160	69,793	125,118	45,039	76,839	11,967
Accrued expenses	188,547	306,736	716,357	188,482	160,730	64,531
Total liabilities	14,283,298	62,435,535	97,491,684	74,391,152	21,113,719	4,442,798
Net assets	$6,126,664,163	$11,475,120,652	$18,281,385,735	$4,914,562,582	$6,616,038,494	$728,721,557
Summary of Net Assets:
Capital stock and paid-in-capital	$3,930,026,330	$5,469,744,968	$11,122,141,532	$3,643,667,256	$3,856,754,119	$437,474,729
Distributable earnings (loss)	2,196,637,833	6,005,375,684	7,159,244,203	1,270,895,326	2,759,284,375	291,246,828
Net assets	$6,126,664,163	$11,475,120,652	$18,281,385,735	$4,914,562,582	$6,616,038,494	$728,721,557
Shares authorized	1,540,000,000	825,000,000	1,405,000,000	825,000,000	19,850,000,000	485,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0001	$0.0010
Class A:Net asset value per share	$45.64	$56.41	$36.20	$21.26	$64.82	$37.11
Maximum offering price per share	48.30	59.69	38.31	22.50	68.59	39.27
Shares outstanding	102,965,886	37,547,682	146,048,356	88,834,273	51,227,411	13,284,072
Net Assets	$4,699,564,372	$2,118,048,326	$5,286,809,439	$1,888,270,856	$3,320,624,442	$492,983,123
Class C:Net asset value per share	$25.12	$48.90	$34.10	$21.11	$63.42	$24.29
Shares outstanding	1,765,375	5,585,615	5,396,416	3,130,074	1,226,187	613,293
Net Assets	$44,337,497	$273,138,667	$184,043,481	$66,081,175	$77,767,687	$14,894,935
Class I:Net asset value per share	$46.09	$56.68	$35.90	$21.02	$72.91	$40.95
Shares outstanding	11,238,368	51,015,924	120,385,071	61,836,787	17,027,591	3,936,955
Net Assets	$518,003,792	$2,891,403,958	$4,322,180,209	$1,299,547,852	$1,241,535,405	$161,232,931
Class R3:Net asset value per share	$54.17	$57.49	$37.07	$21.34	$62.93	$37.64
Shares outstanding	513,363	851,184	1,428,234	965,565	566,562	377,398
Net Assets	$27,810,603	$48,935,315	$52,937,615	$20,603,549	$35,651,659	$14,207,090
Class R4:Net asset value per share	$57.87	$59.02	$37.50	$21.38	$72.10	$41.79
Shares outstanding	376,068	1,637,315	2,169,791	1,627,909	611,861	184,092
Net Assets	$21,762,772	$96,641,019	$81,361,482	$34,812,803	$44,114,414	$7,692,505
Class R5:Net asset value per share	$59.69	$57.33	$37.74	$21.59	$80.60	$45.75
Shares outstanding	311,458	1,591,263	3,154,677	2,351,989	86,101	20,913
Net Assets	$18,590,758	$91,231,744	$119,062,461	$50,768,433	$6,939,312	$956,718
The accompanying notes are an integral part of these financial statements.

33

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Class R6:Net asset value per share	$60.27	$57.65	$37.74	$21.68	$83.57	$46.87
Shares outstanding	555,575	22,913,737	29,089,936	8,764,243	413,000	138,904
Net Assets	$33,483,988	$1,321,000,077	$1,097,833,416	$190,032,589	$34,513,782	$6,510,531
Class Y:Net asset value per share	$60.34	$57.63	$37.75	$21.69	$83.05	$46.61
Shares outstanding	396,103	6,988,782	10,705,960	3,952,983	7,377,842	175,245
Net Assets	$23,900,571	$402,762,189	$404,106,448	$85,748,324	$612,726,618	$8,167,582
Class F:Net asset value per share	$46.08	$56.73	$35.86	$21.01	$73.83	$41.37
Shares outstanding	16,041,265	74,598,909	187,745,055	60,851,457	16,825,078	533,598
Net Assets	$739,209,810	$4,231,959,357	$6,733,051,184	$1,278,697,001	$1,242,165,175	$22,076,142
Cost of investments	$4,056,827,879	$6,120,995,545	$12,416,698,617	$4,077,920,575	$3,852,869,723	$507,612,887
Cost of foreign currency	$—	$—	$2,456,224	$778	$—	$377,805
(1) Includes Investment in securities on loan, at market value	$5,954,528	$62,202,201	$78,397,899	$49,645,202	$82,709,567	$5,128,318
The accompanying notes are an integral part of these financial statements.

34

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund
Assets:
Investments in securities, at market value(1)	$3,504,049,281	$1,186,642,010	$997,912,679	$179,414,842	$311,509,253	$277,097,311
Repurchase agreements	3,492,182	2,282,624	—	—	300,065	242,485
Cash	14,023,255	9,148,322	29,816,755	4,981,066	1,204,210	1,056,644
Receivables:
From affiliates	—	—	—	9,559	—	3,450
Investment securities sold	52,086,828	1,202,910	9,492,356	253,890	673,847	—
Fund shares sold	975,925	660,271	624,491	57,144	207,452	147,479
Dividends and interest	1,230,329	131,807	413,091	30,118	3,063	150,607
Securities lending income	12,273	2,407	7,475	2,336	3,117	4,246
Other assets	109,047	102,519	94,481	74,150	73,008	69,422
Total assets	3,575,979,120	1,200,172,870	1,038,361,328	184,823,105	313,974,015	278,771,644
Liabilities:
Obligation to return securities lending collateral	1,595,772	10,676,533	18,382,564	6,425,147	7,349,003	12,452,654
Payables:
Investment securities purchased	31,030,965	4,225,814	—	1,231,759	1,205,912	—
Fund shares redeemed	4,625,111	800,838	520,237	119,211	191,240	216,391
Investment management fees	2,075,257	656,900	611,952	127,573	194,297	146,257
Transfer agent fees	1,109,151	230,242	291,424	62,624	159,652	69,931
Accounting services fees	156,412	44,910	39,506	9,032	13,906	8,918
Chief Compliance Officer fees	4,389	1,045	883	177	273	150
Board of Directors' fees	17,002	3,568	3,208	704	977	401
Distribution fees	34,644	9,230	6,385	928	3,805	1,274
Accrued expenses	328,472	97,417	63,559	30,377	30,007	19,807
Total liabilities	40,977,175	16,746,497	19,919,718	8,007,532	9,149,072	12,915,783
Net assets	$3,535,001,945	$1,183,426,373	$1,018,441,610	$176,815,573	$304,824,943	$265,855,861
Summary of Net Assets:
Capital stock and paid-in-capital	$2,705,398,664	$969,069,050	$637,426,941	$99,769,074	$191,184,230	$218,835,176
Distributable earnings (loss)	829,603,281	214,357,323	381,014,669	77,046,499	113,640,713	47,020,685
Net assets	$3,535,001,945	$1,183,426,373	$1,018,441,610	$176,815,573	$304,824,943	$265,855,861
Shares authorized	1,105,000,000	535,000,000	500,000,000	500,000,000	22,100,000,000	860,000,000
Par value	$0.0050	$0.0010	$0.0001	$0.0001	$0.0001	$0.0010
Class A:Net asset value per share	$20.42	$16.91	$19.99	$29.60	$43.66	$13.65
Maximum offering price per share	21.61	17.89	21.15	31.32	46.20	14.44
Shares outstanding	71,177,086	25,412,292	12,595,937	1,081,214	3,828,933	4,119,636
Net Assets	$1,453,176,554	$429,813,679	$251,737,990	$32,005,712	$167,167,090	$56,248,867
Class C:Net asset value per share	$20.36	$11.34	$19.41	$28.71	$45.43	$11.20
Shares outstanding	1,982,193	193,853	729,158	93,816	28,552	95,525
Net Assets	$40,349,392	$2,198,672	$14,151,906	$2,693,619	$1,297,165	$1,069,829
Class I:Net asset value per share	$22.37	$17.22	$21.29	$32.30	$48.98	$13.68
Shares outstanding	21,969,928	9,932,716	22,456,848	3,358,413	672,834	1,158,600
Net Assets	$491,457,476	$171,036,074	$478,192,568	$108,464,607	$32,955,593	$15,849,086
Class R3:Net asset value per share	$24.72	$18.39	$20.43	$30.59	$41.71	$14.42
Shares outstanding	1,516,902	293,605	108,163	40,196	149,161	40,370
Net Assets	$37,503,494	$5,400,775	$2,209,652	$1,229,478	$6,221,232	$581,982
Class R4:Net asset value per share	$27.53	$19.12	$21.06	$31.61	$47.17	$14.70
Shares outstanding	984,498	180,920	21,010	20,735	118,426	19,336
Net Assets	$27,104,376	$3,460,068	$442,440	$655,442	$5,586,182	$284,166
Class R5:Net asset value per share	$29.81	$19.54	$21.24	$32.32	$53.20	$14.64
Shares outstanding	951,170	132,477	60,100	5,755	15,964	14,404
Net Assets	$28,358,692	$2,588,801	$1,276,632	$185,977	$849,249	$210,903
Class R6:Net asset value per share	$30.65	$17.22	$—	$—	$55.09	$14.64
Shares outstanding	3,876,161	241,511	—	—	851,387	1,209,192
Net Assets	$118,804,389	$4,158,521	$—	$—	$46,900,370	$17,700,066
The accompanying notes are an integral part of these financial statements.

35

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund
Class Y:Net asset value per share	$30.41	$19.62	$21.28	$32.35	$54.99	$14.60
Shares outstanding	1,828,342	357,724	2,361,140	184,643	194,520	7,994,694
Net Assets	$55,608,596	$7,016,834	$50,239,718	$5,972,879	$10,696,582	$116,755,200
Class F:Net asset value per share	$22.68	$17.22	$21.30	$32.54	$49.64	$13.66
Shares outstanding	56,550,180	32,385,405	7,069,391	429,939	667,826	4,185,115
Net Assets	$1,282,638,976	$557,752,949	$150,604,661	$13,989,675	$33,151,480	$57,155,762
Class SDR:Net asset value per share	$—	$—	$21.36	$32.59	$—	$—
Shares outstanding	—	—	3,257,899	356,516	—	—
Net Assets	$—	$—	$69,586,043	$11,618,184	$—	$—
Cost of investments	$2,770,002,785	$944,423,913	$711,073,330	$123,659,760	$221,690,609	$243,680,311
(1) Includes Investment in securities on loan, at market value	$51,785,364	$10,451,147	$17,966,032	$6,971,605	$13,241,390	$12,626,309
The accompanying notes are an integral part of these financial statements.

36

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

The Hartford Small Company Fund
Assets:
Investments in securities, at market value(1)	$667,134,185
Repurchase agreements	514,934
Cash	2,079,793
Receivables:
Investment securities sold	431,348
Fund shares sold	271,202
Dividends and interest	97,994
Securities lending income	1,686
Other assets	71,067
Total assets	670,602,209
Liabilities:
Obligation to return securities lending collateral	4,800,420
Payables:
Investment securities purchased	288,000
Fund shares redeemed	433,265
Investment management fees	423,826
Transfer agent fees	193,870
Accounting services fees	27,097
Chief Compliance Officer fees	562
Board of Directors' fees	1,950
Distribution fees	7,341
Accrued expenses	80,770
Total liabilities	6,257,101
Net assets	$664,345,108
Summary of Net Assets:
Capital stock and paid-in-capital	$533,062,877
Distributable earnings (loss)	131,282,231
Net assets	$664,345,108
Shares authorized	525,000,000
Par value	$0.0010
Class A:Net asset value per share	$23.85
Maximum offering price per share	25.24
Shares outstanding	13,897,108
Net Assets	$331,441,066
Class C:Net asset value per share	$21.16
Shares outstanding	59,005
Net Assets	$1,248,700
Class I:Net asset value per share	$26.71
Shares outstanding	725,621
Net Assets	$19,381,300
Class R3:Net asset value per share	$26.71
Shares outstanding	363,412
Net Assets	$9,707,336
Class R4:Net asset value per share	$30.12
Shares outstanding	267,809
Net Assets	$8,067,380
Class R5:Net asset value per share	$33.50
Shares outstanding	43,923
Net Assets	$1,471,493
Class R6:Net asset value per share	$34.79
Shares outstanding	293,764
Net Assets	$10,220,832
The accompanying notes are an integral part of these financial statements.

37

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

The Hartford Small Company Fund
Class Y:Net asset value per share	$34.52
Shares outstanding	110,059
Net Assets	$3,799,235
Class F:Net asset value per share	$27.12
Shares outstanding	10,286,509
Net Assets	$279,007,766
Cost of investments	$475,228,025
(1) Includes Investment in securities on loan, at market value	$6,672,702
The accompanying notes are an integral part of these financial statements.

38

Hartford Domestic Equity Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Investment Income:
Dividends	$34,428,115	$54,166,924	$187,444,961	$69,969,842	$8,858,342	$4,563,856
Interest	2,158,463	821,517	1,694,481	1,543,363	968,278	144,534
Securities lending — net	88,016	24,151	459,910	31,925	40,478	29,337
Less: Foreign tax withheld	(142,982)	(40,431)	(1,603,789)	(793,885)	—	(926)
Total investment income, net	36,531,612	54,972,161	187,995,563	70,751,245	9,867,098	4,736,801
Expenses:
Investment management fees	20,037,546	18,539,203	53,430,052	15,102,395	22,605,469	3,537,902
Transfer agent fees
Class A	2,410,110	919,031	2,069,142	729,043	1,502,978	337,875
Class C	41,193	155,017	102,555	39,054	57,856	17,204
Class I	256,554	1,745,113	2,395,642	816,954	722,273	109,495
Class R3	30,326	54,394	58,370	21,990	38,687	15,535
Class R4	16,322	89,799	69,797	28,441	39,089	5,611
Class R5	11,100	54,951	64,579	25,669	4,580	683
Class R6	630	16,486	19,924	4,048	666	105
Class Y	12,984	220,716	217,332	44,883	294,426	5,849
Class F	2,935	30,568	46,414	11,492	10,357	381
Distribution fees
Class A	5,756,750	2,585,011	6,418,523	2,333,791	4,025,410	652,650
Class C	236,907	1,430,410	912,222	344,960	402,164	83,446
Class R3	68,923	123,622	132,940	50,365	88,000	38,434
Class R4	26,217	132,057	104,787	43,203	57,634	10,224
Custodian fees	12,095	58,104	180,619	10,081	14,450	21,356
Registration and filing fees	75,647	151,298	145,423	83,238	168,639	70,799
Accounting services fees	452,237	827,565	1,305,243	367,589	494,999	70,932
Board of Directors' fees	68,972	128,678	204,369	56,276	74,950	9,189
Chief Compliance Officer fees	6,386	11,755	18,502	5,132	6,970	819
Audit and tax fees	17,718	15,853	15,893	15,946	17,278	16,846
Other expenses	233,892	432,132	751,883	215,436	247,467	49,762
Total expenses (before waivers, reimbursements and fees paid indirectly)	29,775,444	27,721,763	68,664,211	20,349,986	30,874,342	5,055,097
Transfer agent fee waivers	—	(367,813)	(164,862)	(60,500)	(41,772)	—
Distribution fee reimbursements	(127,717)	(40,031)	(80,242)	(8,736)	(136,859)	(18,365)
Commission recapture	(42,064)	(19,049)	(80,759)	(21,841)	(26,151)	(1,376)
Total waivers, reimbursements and fees paid indirectly	(169,781)	(426,893)	(325,863)	(91,077)	(204,782)	(19,741)
Total expenses	29,605,663	27,294,870	68,338,348	20,258,909	30,669,560	5,035,356
Net Investment Income (Loss)	6,925,949	27,677,291	119,657,215	50,492,336	(20,802,462)	(298,555)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	359,731,544 (1)	682,126,654	1,312,349,000	432,668,175	87,153,039	87,149,315
Futures contracts	(1,129,932)	(780,600)	—	—	—	—
Other foreign currency transactions	(60,420)	—	(128,115)	2,503	(19,265)	(1,959)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	358,541,192	681,346,054	1,312,220,885	432,670,678	87,133,774	87,147,356
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(114,917,493)	(132,165,571)	109,999,250	1,635,431	(138,260,949)	(53,732,905)
Futures contracts	195,719	—	—	—	—	—
Translation of other assets and liabilities in foreign currencies	—	—	14,270	77,337	(150)	46,324
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(114,721,774)	(132,165,571)	110,013,520	1,712,768	(138,261,099)	(53,686,581)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	243,819,418	549,180,483	1,422,234,405	434,383,446	(51,127,325)	33,460,775
The accompanying notes are an integral part of these financial statements.

39

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Net Increase (Decrease) in Net Assets Resulting from Operations	$250,745,367	$576,857,774	$1,541,891,620	$484,875,782	$(71,929,787)	$33,162,220

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in the Notes to Financial Statements)
The accompanying notes are an integral part of these financial statements.

40

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund
Investment Income:
Dividends	$7,854,337	$8,958,793	$5,424,034	$809,772	$565,391	$2,756,634
Interest	393,443	145,969	539,479	94,437	23,831	42,596
Securities lending — net	82,987	18,096	27,117	5,372	31,361	24,047
Less: Foreign tax withheld	(3,034)	—	(8,250)	(4,214)	—	—
Total investment income, net	8,327,733	9,122,858	5,982,380	905,367	620,583	2,823,277
Expenses:
Investment management fees	13,523,891	3,940,451	3,588,531	782,340	1,184,404	774,946
Transfer agent fees
Class A	1,057,133	279,046	113,385	23,969	181,605	50,394
Class C	46,268	2,893	10,817	3,113	1,562	1,321
Class I	342,871	37,465	274,518	57,075	27,211	6,044
Class R3	41,563	5,802	2,039	1,234	6,194	646
Class R4	22,506	3,825	475	533	4,326	186
Class R5	17,115	1,412	561	137	486	79
Class R6	2,882	36	—	—	837	261
Class Y	38,153	3,561	25,285	3,631	5,523	45,725
Class F	25,621	5,873	1,621	272	241	253
Class SDR	—	—	1,222	230	—	—
Distribution fees
Class A	1,885,121	519,062	282,966	38,323	193,172	65,170
Class C	234,147	11,572	77,096	13,839	6,248	5,282
Class R3	94,461	13,245	5,041	2,895	14,337	1,470
Class R4	33,193	5,625	698	786	6,384	316
Custodian fees	8,936	3,026	4,083	4,784	5,039	1,685
Registration and filing fees	76,060	85,216	68,529	62,459	61,002	66,697
Accounting services fees	307,082	92,919	80,300	17,897	29,468	19,817
Board of Directors' fees	44,747	12,788	10,706	1,974	3,275	2,232
Chief Compliance Officer fees	4,480	1,188	1,010	191	305	198
Audit and tax fees	15,852	15,867	16,672	13,783	15,952	13,043
Other expenses	314,267	101,556	58,513	19,049	23,504	16,677
Total expenses (before waivers, reimbursements and fees paid indirectly)	18,136,349	5,142,428	4,624,068	1,048,514	1,771,075	1,072,442
Expense waivers	—	—	—	(68,045)	—	(27,991)
Transfer agent fee waivers	—	—	—	—	(3,853)	—
Distribution fee reimbursements	(27,015)	(5,830)	(341)	(937)	(9,217)	(2,136)
Commission recapture	(16,371)	(13,104)	—	—	(2,100)	(237)
Total waivers, reimbursements and fees paid indirectly	(43,386)	(18,934)	(341)	(68,982)	(15,170)	(30,364)
Total expenses	18,092,963	5,123,494	4,623,727	979,532	1,755,905	1,042,078
Net Investment Income (Loss)	(9,765,230)	3,999,364	1,358,653	(74,165)	(1,135,322)	1,781,199
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions on:
Investments	132,729,419	37,777,497	100,457,523	23,176,739	29,988,446	18,850,774
Other foreign currency transactions	(9,694)	—	(27)	—	—	2,341
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	132,719,725	37,777,497	100,457,496	23,176,739	29,988,446	18,853,115
Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions of:
Investments	(111,781,748)	95,642,040	37,844,485	2,092,276	6,299,036	18,802,890
Translation of other assets and liabilities in foreign currencies	(86)	—	—	—	—	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(111,781,834)	95,642,040	37,844,485	2,092,276	6,299,036	18,802,890
Net Gain (Loss) on Investments and Foreign Currency Transactions	20,937,891	133,419,537	138,301,981	25,269,015	36,287,482	37,656,005
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,172,661	$137,418,901	$139,660,634	$25,194,850	$35,152,160	$39,437,204
The accompanying notes are an integral part of these financial statements.

41

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2026 (Unaudited)

The Hartford Small Company Fund
Investment Income:
Dividends	$1,467,772
Interest	110,848
Securities lending — net	12,526
Total investment income, net	1,591,146
Expenses:
Investment management fees	2,562,496
Transfer agent fees
Class A	251,500
Class C	1,586
Class I	12,253
Class R3	10,155
Class R4	6,203
Class R5	790
Class R6	198
Class Y	1,602
Class F	3,207
Distribution fees
Class A	398,475
Class C	6,342
Class R3	23,173
Class R4	9,485
Custodian fees	9,142
Registration and filing fees	63,425
Accounting services fees	57,156
Board of Directors' fees	7,059
Chief Compliance Officer fees	644
Audit and tax fees	17,123
Other expenses	69,367
Total expenses (before reimbursements and fees paid indirectly)	3,511,381
Distribution fee reimbursements	(9,061)
Commission recapture	(6,143)
Total reimbursements and fees paid indirectly	(15,204)
Total expenses	3,496,177
Net Investment Income (Loss)	(1,905,031)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions on:
Investments	31,327,249
Other foreign currency transactions	15,488
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	31,342,737
Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions of:
Investments	25,844,641
Translation of other assets and liabilities in foreign currencies	1,193
Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	25,845,834
Net Gain (Loss) on Investments and Foreign Currency Transactions	57,188,571
Net Increase (Decrease) in Net Assets Resulting from Operations	$55,283,540
The accompanying notes are an integral part of these financial statements.

42

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$6,925,949	$24,073,035	$27,677,291	$60,380,590
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	358,541,192	393,808,818	681,346,054	1,304,907,915
Net changes in unrealized appreciation (depreciation) of investments and other financial instruments	(114,721,774)	338,334,768	(132,165,571)	464,978,863
Net Increase (Decrease) in Net Assets Resulting from Operations	250,745,367	756,216,621	576,857,774	1,830,267,368
Distributions to Shareholders:
Class A	(315,759,740)	(477,450,182)	(224,293,205)	(163,350,215)
Class C	(5,742,779)	(9,380,359)	(35,433,467)	(30,816,057)
Class I	(36,134,882)	(55,198,608)	(332,650,400)	(267,733,494)
Class R3	(1,542,917)	(2,455,003)	(5,160,497)	(4,410,555)
Class R4	(1,111,114)	(1,850,683)	(12,064,120)	(9,381,433)
Class R5	(1,027,899)	(1,590,709)	(9,661,043)	(13,210,852)
Class R6	(1,765,517)	(2,501,144)	(152,095,629)	(112,763,182)
Class Y	(1,287,633)	(2,161,175)	(48,299,303)	(39,630,556)
Class F	(51,401,429)	(75,021,813)	(417,519,274)	(262,350,567)
Total distributions	(415,773,910)	(627,609,676)	(1,237,176,938)	(903,646,911)
Capital Share Transactions:
Sold	693,057,923	240,901,773	1,020,776,192	2,107,848,985
Issued on reinvestment of distributions	403,784,631	608,721,988	1,199,881,725	872,184,665
Redeemed	(1,075,297,862)	(963,882,717)	(1,809,336,456)	(2,708,638,263)
Net increase (decrease) from capital share transactions	21,544,692	(114,258,956)	411,321,461	271,395,387
Net Increase (Decrease) in Net Assets	(143,483,851)	14,347,989	(248,997,703)	1,198,015,844
Net Assets:
Beginning of period	6,270,148,014	6,255,800,025	11,724,118,355	10,526,102,511
End of period	$6,126,664,163	$6,270,148,014	$11,475,120,652	$11,724,118,355
The accompanying notes are an integral part of these financial statements.

43

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Dividend and Growth Fund		The Hartford Equity Income Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$119,657,215	$265,910,006	$50,492,336	$99,192,021
Net realized gain (loss) on investments and foreign currency transactions	1,312,220,885	2,036,417,744	432,670,678	560,137,318
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	110,013,520	(322,906,104)	1,712,768	(268,006,344)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,541,891,620	1,979,421,646	484,875,782	391,322,995
Distributions to Shareholders:
Class A	(572,398,953)	(493,769,587)	(210,808,335)	(177,433,896)
Class C	(20,915,854)	(19,349,311)	(7,899,757)	(7,558,964)
Class I	(489,509,193)	(468,244,472)	(155,396,897)	(136,488,777)
Class R3	(5,847,846)	(4,952,363)	(2,249,615)	(1,896,814)
Class R4	(9,497,415)	(8,400,820)	(3,865,927)	(3,714,750)
Class R5	(13,048,064)	(14,286,148)	(5,461,561)	(4,806,069)
Class R6	(115,183,840)	(102,475,130)	(22,987,236)	(18,866,630)
Class Y	(42,894,714)	(53,518,975)	(10,391,112)	(9,718,025)
Class F	(760,874,192)	(672,094,229)	(147,914,692)	(125,479,209)
Total distributions	(2,030,170,071)	(1,837,091,035)	(566,975,132)	(485,963,134)
Capital Share Transactions:
Sold	1,012,009,080	2,644,087,901	218,274,189	590,775,776
Issued on reinvestment of distributions	1,982,908,431	1,784,100,488	550,714,728	471,676,222
Redeemed	(2,457,858,339)	(4,783,786,705)	(719,203,061)	(1,198,368,699)
Net increase (decrease) from capital share transactions	537,059,172	(355,598,316)	49,785,856	(135,916,701)
Net Increase (Decrease) in Net Assets	48,780,721	(213,267,705)	(32,313,494)	(230,556,840)
Net Assets:
Beginning of period	18,232,605,014	18,445,872,719	4,946,876,076	5,177,432,916
End of period	$18,281,385,735	$18,232,605,014	$4,914,562,582	$4,946,876,076
The accompanying notes are an integral part of these financial statements.

44

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Growth Opportunities Fund		The Hartford Healthcare Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$(20,802,462)	$(32,533,691)	$(298,555)	$(1,767,154)
Net realized gain (loss) on investments and foreign currency transactions	87,133,774	455,507,467	87,147,356	32,435,900
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(138,261,099)	1,056,731,005	(53,686,581)	(53,623,020)
Net Increase (Decrease) in Net Assets Resulting from Operations	(71,929,787)	1,479,704,781	33,162,220	(22,954,274)
Distributions to Shareholders:
Class A	(225,150,945)	—	(19,179,200)	(32,441,954)
Class C	(5,860,956)	—	(957,135)	(2,226,913)
Class I	(78,344,077)	—	(6,907,049)	(11,509,284)
Class R3	(2,567,850)	—	(567,541)	(878,485)
Class R4	(3,048,831)	—	(270,329)	(384,625)
Class R5	(456,306)	—	(36,304)	(82,220)
Class R6	(1,753,423)	—	(181,066)	(280,454)
Class Y	(31,903,928)	—	(344,576)	(1,198,019)
Class F	(72,911,372)	—	(756,820)	(1,432,480)
Total distributions	(421,997,688)	—	(29,200,020)	(50,434,434)
Capital Share Transactions:
Sold	323,675,791	1,193,156,998	28,971,338	81,801,817
Issued on reinvestment of distributions	401,371,214	—	27,827,845	47,633,671
Redeemed	(679,828,776)	(1,086,559,343)	(131,462,503)	(298,847,392)
Net increase (decrease) from capital share transactions	45,218,229	106,597,655	(74,663,320)	(169,411,904)
Net Increase (Decrease) in Net Assets	(448,709,246)	1,586,302,436	(70,701,120)	(242,800,612)
Net Assets:
Beginning of period	7,064,747,740	5,478,445,304	799,422,677	1,042,223,289
End of period	$6,616,038,494	$7,064,747,740	$728,721,557	$799,422,677
The accompanying notes are an integral part of these financial statements.

45

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford MidCap Fund		The Hartford MidCap Value Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$(9,765,230)	$(17,648,863)	$3,999,364	$10,898,794
Net realized gain (loss) on investments and foreign currency transactions	132,719,725	984,286,158	37,777,497	17,367,652
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(111,781,834)	(740,711,555)	95,642,040	(18,240,767)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,172,661	225,925,740	137,418,901	10,025,679
Distributions to Shareholders:
Class A	(348,846,261)	(127,066,299)	(18,638,510)	(54,192,824)
Class C	(11,506,296)	(5,910,035)	(141,865)	(681,678)
Class I	(118,255,243)	(50,969,535)	(8,273,058)	(5,566,054)
Class R3	(7,245,327)	(2,866,479)	(182,410)	(783,322)
Class R4	(4,769,614)	(2,093,105)	(182,364)	(526,284)
Class R5	(4,700,740)	(1,819,912)	(100,265)	(287,951)
Class R6	(23,786,917)	(14,510,675)	(195,327)	(505,707)
Class Y	(14,050,802)	(9,387,324)	(264,821)	(857,245)
Class F	(281,839,640)	(100,419,529)	(25,599,370)	(65,505,933)
Total distributions	(815,000,840)	(315,042,893)	(53,577,990)	(128,906,998)
Capital Share Transactions:
Sold	190,371,379	350,618,254	62,457,923	278,038,456
Issued on reinvestment of distributions	797,015,354	308,079,310	53,432,910	128,455,745
Redeemed	(937,211,126)	(1,692,462,529)	(140,396,873)	(218,504,151)
Net increase (decrease) from capital share transactions	50,175,607	(1,033,764,965)	(24,506,040)	187,990,050
Net Increase (Decrease) in Net Assets	(753,652,572)	(1,122,882,118)	59,334,871	69,108,731
Net Assets:
Beginning of period	4,288,654,517	5,411,536,635	1,124,091,502	1,054,982,771
End of period	$3,535,001,945	$4,288,654,517	$1,183,426,373	$1,124,091,502
The accompanying notes are an integral part of these financial statements.

46

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders US MidCap Opportunities Fund		Hartford Schroders US Small Cap Opportunities Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$1,358,653	$3,436,845	$(74,165)	$(31,280)
Net realized gain (loss) on investments and foreign currency transactions	100,457,496	92,273,459	23,176,739	27,637,122
Net changes in unrealized appreciation (depreciation) of investments	37,844,485	(40,537,607)	2,092,276	(11,970,003)
Net Increase (Decrease) in Net Assets Resulting from Operations	139,660,634	55,172,697	25,194,850	15,635,839
Distributions to Shareholders:
Class A	(20,517,729)	(15,032,867)	(3,942,410)	(2,139,199)
Class C	(1,564,108)	(2,795,261)	(376,571)	(306,110)
Class I	(41,374,200)	(43,120,822)	(12,864,262)	(8,237,335)
Class R3	(173,970)	(142,331)	(143,568)	(83,493)
Class R4	(57,335)	(40,065)	(77,678)	(31,829)
Class R5	(88,962)	(61,984)	(31,782)	(14,783)
Class Y	(4,178,327)	(4,408,144)	(732,905)	(497,160)
Class F	(12,973,015)	(11,179,337)	(1,617,600)	(886,203)
Class SDR	(5,835,341)	(4,807,858)	(1,373,225)	(1,614,378)
Total distributions	(86,762,987)	(81,588,669)	(21,160,001)	(13,810,490)
Capital Share Transactions:
Sold	95,130,512	205,089,940	8,359,584	23,530,677
Issued on reinvestment of distributions	84,456,162	79,470,173	20,185,931	13,296,367
Redeemed	(172,572,252)	(319,941,484)	(31,928,259)	(116,225,573)
Net increase (decrease) from capital share transactions	7,014,422	(35,381,371)	(3,382,744)	(79,398,529)
Net Increase (Decrease) in Net Assets	59,912,069	(61,797,343)	652,105	(77,573,180)
Net Assets:
Beginning of period	958,529,541	1,020,326,884	176,163,468	253,736,648
End of period	$1,018,441,610	$958,529,541	$176,815,573	$176,163,468
The accompanying notes are an integral part of these financial statements.

47

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Small Cap Growth Fund		Hartford Small Cap Value Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$(1,135,322)	$(2,175,067)	$1,781,199	$2,433,344
Net realized gain (loss) on investments and foreign currency transactions	29,988,446	28,030,857	18,853,115	8,355,277
Net changes in unrealized appreciation (depreciation) of investments	6,299,036	642,025	18,802,890	(6,945,085)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,152,160	26,497,815	39,437,204	3,843,536
Distributions to Shareholders:
Class A	(13,201,218)	(24,294,004)	(3,269,730)	(2,451,448)
Class C	(104,017)	(210,744)	(75,317)	(58,479)
Class I	(3,369,380)	(6,895,163)	(502,273)	(1,137,532)
Class R3	(506,943)	(736,410)	(37,308)	(26,578)
Class R4	(405,135)	(1,141,012)	(14,591)	(7,700)
Class R5	(59,902)	(2,054,247)	(11,413)	(5,419)
Class R6	(2,884,785)	(4,487,784)	(956,843)	(488,089)
Class Y	(675,898)	(3,543,094)	(6,015,281)	(104,656)
Class F	(2,354,124)	(3,882,922)	(2,027,276)	(1,576,249)
Total distributions	(23,561,402)	(47,245,380)	(12,910,032)	(5,856,150)
Capital Share Transactions:
Sold	12,955,812	44,433,772	62,573,533	109,775,478
Issued on reinvestment of distributions	23,296,663	45,722,117	12,853,461	5,810,128
Redeemed	(48,806,203)	(113,169,877)	(19,524,360)	(54,829,809)
Net increase (decrease) from capital share transactions	(12,553,728)	(23,013,988)	55,902,634	60,755,797
Net Increase (Decrease) in Net Assets	(962,970)	(43,761,553)	82,429,806	58,743,183
Net Assets:
Beginning of period	305,787,913	349,549,466	183,426,055	124,682,872
End of period	$304,824,943	$305,787,913	$265,855,861	$183,426,055
The accompanying notes are an integral part of these financial statements.

48

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Small Company Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$(1,905,031)	$(3,309,682)
Net realized gain (loss) on investments and foreign currency transactions	31,342,737	33,254,480
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	25,845,834	31,052,686
Net Increase (Decrease) in Net Assets Resulting from Operations	55,283,540	60,997,484
Capital Share Transactions:
Sold	38,685,204	66,940,298
Redeemed	(64,780,466)	(138,716,184)
Net increase (decrease) from capital share transactions	(26,095,262)	(71,775,886)
Net Increase (Decrease) in Net Assets	29,188,278	(10,778,402)
Net Assets:
Beginning of period	635,156,830	645,935,232
End of period	$664,345,108	$635,156,830
The accompanying notes are an integral part of these financial statements.

49

Hartford Domestic Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$46.83	$0.04	$1.88	$1.92	$(0.13)	$(2.98)	$(3.11)	$45.64	4.23%(5)	$4,699,564	1.05%(6)	1.04%(6)	0.17%(6)	44%(7)
C	27.11	(0.08)	1.07	0.99	—	(2.98)	(2.98)	25.12	3.83 (5)	44,337	1.87 (6)	1.87 (6)	(0.64)(6)	44 (7)
I	47.31	0.09	1.91	2.00	(0.24)	(2.98)	(3.22)	46.09	4.37 (5)	518,004	0.80 (6)	0.80 (6)	0.42 (6)	44 (7)
R3	54.98	(0.05)	2.22	2.17	—	(2.98)	(2.98)	54.17	4.04 (5)	27,811	1.41 (6)	1.41 (6)	(0.20)(6)	44 (7)
R4	58.50	0.03	2.38	2.41	(0.06)	(2.98)	(3.04)	57.87	4.23 (5)	21,763	1.10 (6)	1.10 (6)	0.12 (6)	44 (7)
R5	60.32	0.12	2.45	2.57	(0.22)	(2.98)	(3.20)	59.69	4.37 (5)	18,591	0.81 (6)	0.81 (6)	0.40 (6)	44 (7)
R6	60.90	0.15	2.48	2.63	(0.28)	(2.98)	(3.26)	60.27	4.43 (5)	33,484	0.70 (6)	0.70 (6)	0.52 (6)	44 (7)
Y	60.94	0.12	2.48	2.60	(0.22)	(2.98)	(3.20)	60.34	4.37 (5)	23,901	0.80 (6)	0.80 (6)	0.41 (6)	44 (7)
F	47.32	0.11	1.91	2.02	(0.28)	(2.98)	(3.26)	46.08	4.42 (5)	739,210	0.70 (6)	0.70 (6)	0.52 (6)	44 (7)
For the Year Ended October 31, 2025
A	$45.72	$0.15	$5.56	$5.71	$(0.23)	$(4.37)	$(4.60)	$46.83	13.10%	$4,804,606	1.05%	1.04%	0.34%	94%
C	28.33	(0.12)	3.34	3.22	(0.07)	(4.37)	(4.44)	27.11	12.18	53,305	1.85	1.85	(0.46)	94
I	46.14	0.26	5.62	5.88	(0.34)	(4.37)	(4.71)	47.31	13.39	533,877	0.79	0.79	0.59	94
R3	52.90	(0.01)	6.47	6.46	(0.01)	(4.37)	(4.38)	54.98	12.68	28,960	1.41	1.41	(0.03)	94
R4	55.95	0.15	6.87	7.02	(0.10)	(4.37)	(4.47)	58.50	13.02	21,455	1.10	1.10	0.28	94
R5	57.60	0.32	7.08	7.40	(0.31)	(4.37)	(4.68)	60.32	13.37	20,153	0.80	0.80	0.58	94
R6	58.12	0.38	7.14	7.52	(0.37)	(4.37)	(4.74)	60.90	13.47	31,985	0.70	0.70	0.68	94
Y	58.15	0.33	7.14	7.47	(0.31)	(4.37)	(4.68)	60.94	13.36	24,775	0.80	0.80	0.58	94
F	46.15	0.30	5.61	5.91	(0.37)	(4.37)	(4.74)	47.32	13.48	751,031	0.70	0.70	0.69	94
For the Year Ended October 31, 2024
A	$34.17	$0.25	$11.51	$11.76	$(0.21)	$—	$(0.21)	$45.72	34.51%	$4,780,804	1.05%	1.04%	0.60%	85%
C	21.26	(0.05)	7.16	7.11	(0.04)	—	(0.04)	28.33	33.45	60,872	1.85	1.85	(0.20)	85
I	34.48	0.36	11.60	11.96	(0.30)	—	(0.30)	46.14	34.85	538,378	0.78	0.78	0.86	85
R3	39.48	0.11	13.32	13.43	(0.01)	—	(0.01)	52.90	34.03	30,219	1.41	1.41	0.23	85
R4	41.75	0.28	14.08	14.36	(0.16)	—	(0.16)	55.95	34.45	27,894	1.10	1.10	0.54	85
R5	42.97	0.44	14.47	14.91	(0.28)	—	(0.28)	57.60	34.82	20,950	0.80	0.80	0.84	85
R6	43.35	0.51	14.60	15.11	(0.34)	—	(0.34)	58.12	34.99	30,986	0.70	0.70	0.98	85
Y	43.30	0.44	14.61	15.05	(0.20)	—	(0.20)	58.15	34.85	27,340	0.80	0.80	0.84	85
F	34.48	0.40	11.61	12.01	(0.34)	—	(0.34)	46.15	35.00	738,357	0.70	0.70	0.95	85
For the Year Ended October 31, 2023
A	$34.53	$0.20	$1.44	$1.64	$(0.12)	$(1.88)	$(2.00)	$34.17	4.79%	$3,943,921	1.06%	1.05%	0.57%	62%
C	22.26	(0.05)	0.93	0.88	—	(1.88)	(1.88)	21.26	3.93	63,034	1.85	1.85	(0.22)	62
I	34.84	0.29	1.45	1.74	(0.22)	(1.88)	(2.10)	34.48	5.05	444,439	0.79	0.79	0.83	62
R3	39.62	0.08	1.66	1.74	—	(1.88)	(1.88)	39.48	4.40	25,851	1.42	1.42	0.20	62
R4	41.74	0.22	1.74	1.96	(0.07)	(1.88)	(1.95)	41.75	4.72	24,703	1.10	1.10	0.52	62
R5	42.91	0.36	1.78	2.14	(0.20)	(1.88)	(2.08)	42.97	5.05	19,457	0.80	0.80	0.82	62
R6	43.28	0.38	1.82	2.20	(0.25)	(1.88)	(2.13)	43.35	5.14	64,712	0.70	0.70	0.87	62
Y	43.22	0.37	1.78	2.15	(0.19)	(1.88)	(2.07)	43.30	5.03	21,623	0.81	0.81	0.83	62
F	34.85	0.33	1.43	1.76	(0.25)	(1.88)	(2.13)	34.48	5.13	636,340	0.70	0.70	0.92	62
The accompanying notes are an integral part of these financial statements.

50

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund – (continued)
For the Year Ended October 31, 2022
A	$48.89	$0.12	$(7.60)	$(7.48)	$(0.05)	$(6.83)	$(6.88)	$34.53	(17.73)%	$4,238,197	1.05%	1.04%	0.31%	82%
C	34.14	(0.12)	(4.93)	(5.05)	—	(6.83)	(6.83)	22.26	(18.35)	87,852	1.84	1.84	(0.49)	82
I	49.25	0.22	(7.64)	(7.42)	(0.16)	(6.83)	(6.99)	34.84	(17.49)	513,601	0.78	0.78	0.57	82
R3	55.21	(0.03)	(8.73)	(8.76)	—	(6.83)	(6.83)	39.62	(18.03)	30,074	1.41	1.41	(0.06)	82
R4	57.63	0.12	(9.18)	(9.06)	—	(6.83)	(6.83)	41.74	(17.77)	26,984	1.10	1.10	0.25	82
R5	59.02	0.26	(9.41)	(9.15)	(0.13)	(6.83)	(6.96)	42.91	(17.51)	27,917	0.80	0.80	0.56	82
R6	59.48	0.31	(9.49)	(9.18)	(0.19)	(6.83)	(7.02)	43.28	(17.44)	27,644	0.70	0.70	0.66	82
Y	59.41	0.26	(9.48)	(9.22)	(0.14)	(6.83)	(6.97)	43.22	(17.52)	74,365	0.80	0.80	0.54	82
F	49.26	0.25	(7.64)	(7.39)	(0.19)	(6.83)	(7.02)	34.85	(17.42)	696,473	0.69	0.69	0.66	82
For the Year Ended October 31, 2021
A	$38.39	$0.05	$12.59	$12.64	$(0.15)	$(1.99)	$(2.14)	$48.89	33.83%	$5,710,869	1.04%	1.04%	0.12%	62%
C	27.45	(0.21)	8.89	8.68	—	(1.99)	(1.99)	34.14	32.74	148,862	1.83	1.83	(0.66)	62
I	38.66	0.18	12.66 (8)	12.84 (8)	(0.26)	(1.99)	(2.25)	49.25	34.15	721,608	0.77	0.77	0.38	62
R3	43.14	(0.13)	14.19	14.06	—	(1.99)	(1.99)	55.21	33.32	45,054	1.41	1.41	(0.25)	62
R4	44.91	0.03	14.78 (8)	14.81 (8)	(0.10)	(1.99)	(2.09)	57.63	33.72	36,750	1.10	1.10	0.06	62
R5	45.94	0.20	15.11 (8)	15.31 (8)	(0.24)	(1.99)	(2.23)	59.02	34.11	36,529	0.80	0.80	0.36	62
R6	46.27	0.26	15.22	15.48	(0.28)	(1.99)	(2.27)	59.48	34.27	19,261	0.69	0.69	0.46	62
Y	46.24	0.21	15.21	15.42	(0.26)	(1.99)	(2.25)	59.41	34.14	122,539	0.80	0.79	0.37	62
F	38.66	0.21	12.67	12.88	(0.29)	(1.99)	(2.28)	49.26	34.28	893,713	0.69	0.69	0.47	62
Hartford Core Equity Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$59.90	$0.07	$2.73	$2.80	$(0.17)	$(6.12)	$(6.29)	$56.41	5.11%(5)	$2,118,048	0.70%(6)	0.70%(6)	0.28%(6)	20%
C	52.76	(0.11)	2.37	2.26	—	(6.12)	(6.12)	48.90	4.72 (5)	273,139	1.47 (6)	1.47 (6)	(0.48)(6)	20
I	60.21	0.15	2.74	2.89	(0.30)	(6.12)	(6.42)	56.68	5.24 (5)	2,891,404	0.48 (6)	0.45 (6)	0.53 (6)	20
R3	60.86	(0.03)	2.78	2.75	—	(6.12)	(6.12)	57.49	4.91 (5)	48,935	1.08 (6)	1.08 (6)	(0.10)(6)	20
R4	62.35	0.06	2.85	2.91	(0.12)	(6.12)	(6.24)	59.02	5.08 (5)	96,641	0.78 (6)	0.75 (6)	0.25 (6)	20
R5	60.80	0.13	2.78	2.91	(0.26)	(6.12)	(6.38)	57.33	5.22 (5)	91,232	0.48 (6)	0.48 (6)	0.48 (6)	20
R6	61.16	0.18	2.78	2.96	(0.35)	(6.12)	(6.47)	57.65	5.28 (5)	1,321,000	0.36 (6)	0.36 (6)	0.62 (6)	20
Y	61.12	0.15	2.78	2.93	(0.30)	(6.12)	(6.42)	57.63	5.23 (5)	402,762	0.46 (6)	0.46 (6)	0.52 (6)	20
F	60.28	0.17	2.75	2.92	(0.35)	(6.12)	(6.47)	56.73	5.29 (5)	4,231,959	0.36 (6)	0.36 (6)	0.62 (6)	20
For the Year Ended October 31, 2025
A	$55.15	$0.20	$9.21	$9.41	$(0.23)	$(4.43)	$(4.66)	$59.90	17.97%	$2,151,092	0.70%	0.70%	0.36%	39%
C	49.23	(0.19)	8.15	7.96	—	(4.43)	(4.43)	52.76	17.06	312,413	1.46	1.46	(0.39)	39
I	55.40	0.33	9.26	9.59	(0.35)	(4.43)	(4.78)	60.21	18.25	3,174,138	0.47	0.46	0.61	39
R3	55.97	(0.01)	9.36	9.35	(0.03)	(4.43)	(4.46)	60.86	17.52	52,984	1.08	1.08	(0.01)	39
R4	57.19	0.19	9.58	9.77	(0.18)	(4.43)	(4.61)	62.35	17.93	123,614	0.76	0.73	0.33	39
R5	55.91	0.33	9.35	9.68	(0.36)	(4.43)	(4.79)	60.80	18.24	149,461	0.47	0.47	0.60	39
R6	56.20	0.39	9.40	9.79	(0.40)	(4.43)	(4.83)	61.16	18.37	1,457,531	0.36	0.36	0.70	39
Y	56.17	0.34	9.39	9.73	(0.35)	(4.43)	(4.78)	61.12	18.26	462,560	0.45	0.45	0.61	39
F	55.46	0.38	9.27	9.65	(0.40)	(4.43)	(4.83)	60.28	18.36	3,840,326	0.36	0.36	0.69	39
The accompanying notes are an integral part of these financial statements.

51

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Core Equity Fund – (continued)
For the Year Ended October 31, 2024
A	$41.56	$0.23	$14.64	$14.87	$(0.37)	$(0.91)	$(1.28)	$55.15	36.51%	$1,930,939	0.70%	0.70%	0.46%	27%
C	37.22	(0.13)	13.10	12.97	(0.05)	(0.91)	(0.96)	49.23	35.49	351,066	1.45	1.45	(0.28)	27
I	41.73	0.36	14.68	15.04	(0.46)	(0.91)	(1.37)	55.40	36.85	3,141,975	0.46	0.46	0.71	27
R3	42.15	0.04	14.86	14.90	(0.17)	(0.91)	(1.08)	55.97	35.99	55,523	1.08	1.08	0.08	27
R4	43.05	0.23	15.16	15.39	(0.34)	(0.91)	(1.25)	57.19	36.44	120,324	0.76	0.72	0.45	27
R5	42.11	0.36	14.81	15.17	(0.46)	(0.91)	(1.37)	55.91	36.82	163,071	0.46	0.46	0.70	27
R6	42.32	0.41	14.89	15.30	(0.51)	(0.91)	(1.42)	56.20	36.96	1,319,957	0.36	0.36	0.80	27
Y	42.30	0.37	14.88	15.25	(0.47)	(0.91)	(1.38)	56.17	36.84	467,979	0.45	0.45	0.72	27
F	41.78	0.40	14.70	15.10	(0.51)	(0.91)	(1.42)	55.46	36.96	2,975,270	0.36	0.36	0.80	27
For the Year Ended October 31, 2023
A	$40.38	$0.35	$2.31	$2.66	$(0.36)	$(1.12)	$(1.48)	$41.56	6.77%	$1,463,010	0.70%	0.70%	0.83%	19%
C	36.27	0.03	2.11	2.14	(0.07)	(1.12)	(1.19)	37.22	5.99	371,746	1.45	1.45	0.09	19
I	40.55	0.45	2.31	2.76	(0.46)	(1.12)	(1.58)	41.73	7.04	2,742,609	0.46	0.46	1.09	19
R3	40.90	0.19	2.36	2.55	(0.18)	(1.12)	(1.30)	42.15	6.37	49,721	1.08	1.08	0.46	19
R4	41.74	0.35	2.41	2.76	(0.33)	(1.12)	(1.45)	43.05	6.77	125,829	0.75	0.72	0.83	19
R5	40.89	0.45	2.35	2.80	(0.46)	(1.12)	(1.58)	42.11	7.04	126,235	0.46	0.46	1.08	19
R6	41.10	0.49	2.36	2.85	(0.51)	(1.12)	(1.63)	42.32	7.14	1,104,199	0.36	0.36	1.17	19
Y	41.07	0.46	2.35	2.81	(0.46)	(1.12)	(1.58)	42.30	7.05	471,414	0.44	0.44	1.10	19
F	40.60	0.49	2.32	2.81	(0.51)	(1.12)	(1.63)	41.78	7.13	2,266,753	0.36	0.36	1.18	19
For the Year Ended October 31, 2022
A	$49.41	$0.33	$(7.87)	$(7.54)	$(0.24)	$(1.25)	$(1.49)	$40.38	(15.79)%	$1,456,044	0.70%	0.70%	0.75%	15%
C	44.63	(0.00)(9)	(7.11)	(7.11)	—	(1.25)	(1.25)	36.27	(16.43)	431,852	1.45	1.45	(0.00)(10)	15
I	49.59	0.45	(7.89)	(7.44)	(0.35)	(1.25)	(1.60)	40.55	(15.57)	3,529,589	0.46	0.46	0.99	15
R3	50.06	0.17	(8.00)	(7.83)	(0.08)	(1.25)	(1.33)	40.90	(16.11)	54,393	1.08	1.07	0.37	15
R4	51.01	0.34	(8.14)	(7.80)	(0.22)	(1.25)	(1.47)	41.74	(15.80)	157,597	0.76	0.73	0.71	15
R5	49.99	0.44	(7.95)	(7.51)	(0.34)	(1.25)	(1.59)	40.89	(15.58)	146,672	0.46	0.46	0.98	15
R6	50.24	0.50	(8.00)	(7.50)	(0.39)	(1.25)	(1.64)	41.10	(15.51)	1,059,702	0.36	0.36	1.10	15
Y	50.20	0.45	(7.98)	(7.53)	(0.35)	(1.25)	(1.60)	41.07	(15.56)	529,017	0.45	0.44	1.00	15
F	49.65	0.49	(7.90)	(7.41)	(0.39)	(1.25)	(1.64)	40.60	(15.51)	2,299,856	0.36	0.36	1.08	15
For the Year Ended October 31, 2021
A	$36.04	$0.23	$13.36	$13.59	$(0.22)	$—	$(0.22)	$49.41	37.85%	$1,681,155	0.70%	0.70%	0.52%	13%
C	32.62	(0.09)	12.10	12.01	—	—	—	44.63	36.82	583,876	1.45	1.45	(0.23)	13
I	36.16	0.34	13.40	13.74	(0.31)	—	(0.31)	49.59	38.19	4,700,782	0.45	0.45	0.77	13
R3	36.54	0.07	13.56	13.63	(0.11)	—	(0.11)	50.06	37.38	71,617	1.07	1.06	0.16	13
R4	37.20	0.23	13.79	14.02	(0.21)	—	(0.21)	51.01	37.82	239,198	0.76	0.72	0.50	13
R5	36.44	0.34	13.51	13.85	(0.30)	—	(0.30)	49.99	38.17	225,017	0.46	0.46	0.76	13
R6	36.62	0.39	13.57	13.96	(0.34)	—	(0.34)	50.24	38.31	1,045,661	0.36	0.36	0.86	13
Y	36.60	0.35	13.56	13.91	(0.31)	—	(0.31)	50.20	38.20	903,952	0.46	0.44	0.78	13
F	36.19	0.38	13.42	13.80	(0.34)	—	(0.34)	49.65	38.33	3,213,368	0.36	0.36	0.86	13
The accompanying notes are an integral part of these financial statements.

52

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$37.28	$0.20	$2.87	$3.07	$(0.22)	$(3.93)	$(4.15)	$36.20	8.75%(5)	$5,286,809	0.96%(6)	0.95%(6)	1.14%(6)	29%
C	35.36	0.06	2.70	2.76	(0.09)	(3.93)	(4.02)	34.10	8.30 (5)	184,043	1.74 (6)	1.74 (6)	0.36 (6)	29
I	37.01	0.24	2.84	3.08	(0.26)	(3.93)	(4.19)	35.90	8.86 (5)	4,322,180	0.74 (6)	0.73 (6)	1.37 (6)	29
R3	38.08	0.14	2.93	3.07	(0.15)	(3.93)	(4.08)	37.07	8.54 (5)	52,938	1.34 (6)	1.34 (6)	0.75 (6)	29
R4	38.47	0.19	2.97	3.16	(0.20)	(3.93)	(4.13)	37.50	8.71 (5)	81,361	1.04 (6)	1.04 (6)	1.06 (6)	29
R5	38.70	0.25	2.97	3.22	(0.25)	(3.93)	(4.18)	37.74	8.86 (5)	119,062	0.73 (6)	0.73 (6)	1.36 (6)	29
R6	38.70	0.27	2.97	3.24	(0.27)	(3.93)	(4.20)	37.74	8.91 (5)	1,097,833	0.63 (6)	0.63 (6)	1.47 (6)	29
Y	38.70	0.25	2.98	3.23	(0.25)	(3.93)	(4.18)	37.75	8.88 (5)	404,106	0.73 (6)	0.73 (6)	1.36 (6)	29
F	36.97	0.26	2.83	3.09	(0.27)	(3.93)	(4.20)	35.86	8.92 (5)	6,733,051	0.63 (6)	0.63 (6)	1.47 (6)	29
For the Year Ended October 31, 2025
A	$36.91	$0.45	$3.49	$3.94	$(0.52)	$(3.05)	$(3.57)	$37.28	11.61%	$5,178,767	0.96%	0.96%	1.29%	69%
C	35.19	0.17	3.31	3.48	(0.26)	(3.05)	(3.31)	35.36	10.74	186,685	1.74	1.74	0.52	69
I	36.67	0.53	3.46	3.99	(0.60)	(3.05)	(3.65)	37.01	11.85	4,372,725	0.74	0.73	1.52	69
R3	37.62	0.32	3.57	3.89	(0.38)	(3.05)	(3.43)	38.08	11.19	54,644	1.34	1.34	0.90	69
R4	37.97	0.44	3.60	4.04	(0.49)	(3.05)	(3.54)	38.47	11.53	90,327	1.03	1.03	1.21	69
R5	38.17	0.55	3.63	4.18	(0.60)	(3.05)	(3.65)	38.70	11.88	122,090	0.73	0.73	1.54	69
R6	38.17	0.58	3.63	4.21	(0.63)	(3.05)	(3.68)	38.70	11.99	1,075,942	0.63	0.63	1.62	69
Y	38.18	0.55	3.61	4.16	(0.59)	(3.05)	(3.64)	38.70	11.84	398,221	0.73	0.73	1.52	69
F	36.63	0.56	3.46	4.02	(0.63)	(3.05)	(3.68)	36.97	11.98	6,753,204	0.63	0.63	1.62	69
For the Year Ended October 31, 2024
A	$29.39	$0.53	$7.60	$8.13	$(0.50)	$(0.11)	$(0.61)	$36.91	27.84%	$5,109,181	0.96%	0.95%	1.54%	28%
C	28.06	0.25	7.24	7.49	(0.25)	(0.11)	(0.36)	35.19	26.84	205,858	1.73	1.73	0.77	28
I	29.20	0.61	7.55	8.16	(0.58)	(0.11)	(0.69)	36.67	28.15	4,542,646	0.73	0.72	1.77	28
R3	29.95	0.41	7.73	8.14	(0.36)	(0.11)	(0.47)	37.62	27.34	53,873	1.34	1.34	1.16	28
R4	30.22	0.52	7.80	8.32	(0.46)	(0.11)	(0.57)	37.97	27.73	89,612	1.03	1.03	1.47	28
R5	30.38	0.63	7.84	8.47	(0.57)	(0.11)	(0.68)	38.17	28.09	152,045	0.73	0.73	1.78	28
R6	30.38	0.66	7.85	8.51	(0.61)	(0.11)	(0.72)	38.17	28.21	1,042,244	0.63	0.63	1.86	28
Y	30.38	0.63	7.85	8.48	(0.57)	(0.11)	(0.68)	38.18	28.12	601,093	0.73	0.73	1.77	28
F	29.18	0.64	7.53	8.17	(0.61)	(0.11)	(0.72)	36.63	28.25	6,649,322	0.63	0.63	1.87	28
For the Year Ended October 31, 2023
A	$30.41	$0.39	$0.36	$0.75	$(0.40)	$(1.37)	$(1.77)	$29.39	2.43%	$4,279,090	0.96%	0.96%	1.30%	26%
C	29.11	0.15	0.35	0.50	(0.18)	(1.37)	(1.55)	28.06	1.67	171,495	1.73	1.73	0.53	26
I	30.23	0.46	0.35	0.81	(0.47)	(1.37)	(1.84)	29.20	2.66	3,485,205	0.72	0.72	1.54	26
R3	30.95	0.29	0.36	0.65	(0.28)	(1.37)	(1.65)	29.95	2.05	47,143	1.34	1.34	0.93	26
R4	31.22	0.38	0.36	0.74	(0.37)	(1.37)	(1.74)	30.22	2.33	77,365	1.04	1.04	1.23	26
R5	31.37	0.48	0.37	0.85	(0.47)	(1.37)	(1.84)	30.38	2.68	150,816	0.73	0.73	1.54	26
R6	31.37	0.51	0.37	0.88	(0.50)	(1.37)	(1.87)	30.38	2.78	766,610	0.63	0.63	1.63	26
Y	31.38	0.49	0.36	0.85	(0.48)	(1.37)	(1.85)	30.38	2.68	499,611	0.72	0.71	1.56	26
F	30.20	0.49	0.36	0.85	(0.50)	(1.37)	(1.87)	29.18	2.79	5,303,889	0.63	0.63	1.64	26
The accompanying notes are an integral part of these financial statements.

53

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund – (continued)
For the Year Ended October 31, 2022
A	$34.32	$0.38	$(2.34)	$(1.96)	$(0.33)	$(1.62)	$(1.95)	$30.41	(6.11)%	$4,407,511	0.96%	0.96%	1.18%	18%
C	32.94	0.13	(2.23)	(2.10)	(0.11)	(1.62)	(1.73)	29.11	(6.82)	187,342	1.74	1.74	0.41	18
I	34.12	0.45	(2.31)	(1.86)	(0.41)	(1.62)	(2.03)	30.23	(5.86)	3,883,536	0.72	0.72	1.43	18
R3	34.88	0.26	(2.37)	(2.11)	(0.20)	(1.62)	(1.82)	30.95	(6.45)	54,565	1.34	1.34	0.79	18
R4	35.17	0.36	(2.39)	(2.03)	(0.30)	(1.62)	(1.92)	31.22	(6.16)	93,864	1.04	1.04	1.10	18
R5	35.33	0.46	(2.40)	(1.94)	(0.40)	(1.62)	(2.02)	31.37	(5.88)	233,377	0.73	0.73	1.40	18
R6	35.34	0.50	(2.41)	(1.91)	(0.44)	(1.62)	(2.06)	31.37	(5.80)	632,954	0.63	0.63	1.52	18
Y	35.34	0.48	(2.40)	(1.92)	(0.42)	(1.62)	(2.04)	31.38	(5.82)	714,793	0.73	0.68	1.45	18
F	34.10	0.48	(2.32)	(1.84)	(0.44)	(1.62)	(2.06)	30.20	(5.80)	5,420,063	0.63	0.63	1.52	18
For the Year Ended October 31, 2021
A	$24.26	$0.33	$10.63	$10.96	$(0.33)	$(0.57)	$(0.90)	$34.32	46.01%	$4,733,858	0.97%	0.97%	1.07%	18%
C	23.31	0.09	10.22	10.31	(0.11)	(0.57)	(0.68)	32.94	44.92	169,569	1.75	1.75	0.30	18
I	24.12	0.40	10.58	10.98	(0.41)	(0.57)	(0.98)	34.12	46.39	3,178,645	0.71	0.71	1.30	18
R3	24.65	0.22	10.80	11.02	(0.22)	(0.57)	(0.79)	34.88	45.43	66,751	1.35	1.35	0.70	18
R4	24.84	0.32	10.89	11.21	(0.31)	(0.57)	(0.88)	35.17	45.92	106,561	1.03	1.03	1.01	18
R5	24.95	0.41	10.95	11.36	(0.41)	(0.57)	(0.98)	35.33	46.35	265,832	0.73	0.73	1.30	18
R6	24.95	0.44	10.96	11.40	(0.44)	(0.57)	(1.01)	35.34	46.52	470,425	0.63	0.63	1.37	18
Y	24.95	0.44	10.94	11.38	(0.42)	(0.57)	(0.99)	35.34	46.47	929,283	0.74	0.67	1.38	18
F	24.10	0.43	10.58	11.01	(0.44)	(0.57)	(1.01)	34.10	46.55	4,746,178	0.63	0.63	1.40	18
The Hartford Equity Income Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$21.67	$0.20	$1.87	$2.07	$(0.20)	$(2.28)	$(2.48)	$21.26	10.15%(5)	$1,888,271	0.97%(6)	0.97%(6)	1.90%(6)	33%
C	21.54	0.12	1.85	1.97	(0.12)	(2.28)	(2.40)	21.11	9.67 (5)	66,081	1.76 (6)	1.76 (6)	1.13 (6)	33
I	21.45	0.22	1.86	2.08	(0.23)	(2.28)	(2.51)	21.02	10.29 (5)	1,299,548	0.77 (6)	0.76 (6)	2.12 (6)	33
R3	21.74	0.16	1.88	2.04	(0.16)	(2.28)	(2.44)	21.34	9.95 (5)	20,604	1.36 (6)	1.36 (6)	1.51 (6)	33
R4	21.79	0.19	1.87	2.06	(0.19)	(2.28)	(2.47)	21.38	10.05 (5)	34,813	1.06 (6)	1.06 (6)	1.81 (6)	33
R5	21.97	0.22	1.91	2.13	(0.23)	(2.28)	(2.51)	21.59	10.27 (5)	50,768	0.75 (6)	0.75 (6)	2.11 (6)	33
R6	22.06	0.24	1.90	2.14	(0.24)	(2.28)	(2.52)	21.68	10.28 (5)	190,033	0.65 (6)	0.65 (6)	2.22 (6)	33
Y	22.07	0.23	1.90	2.13	(0.23)	(2.28)	(2.51)	21.69	10.23 (5)	85,748	0.74 (6)	0.74 (6)	2.15 (6)	33
F	21.45	0.23	1.85	2.08	(0.24)	(2.28)	(2.52)	21.01	10.30 (5)	1,278,697	0.64 (6)	0.64 (6)	2.22 (6)	33
For the Year Ended October 31, 2025
A	$22.07	$0.39	$1.25	$1.64	$(0.40)	$(1.64)	$(2.04)	$21.67	8.07%	$1,851,243	0.97%	0.97%	1.84%	49%
C	21.94	0.23	1.24	1.47	(0.23)	(1.64)	(1.87)	21.54	7.25	72,145	1.75	1.75	1.08	49
I	21.87	0.43	1.23	1.66	(0.44)	(1.64)	(2.08)	21.45	8.29	1,356,362	0.76	0.75	2.06	49
R3	22.14	0.31	1.24	1.55	(0.31)	(1.64)	(1.95)	21.74	7.60	19,822	1.36	1.36	1.45	49
R4	22.18	0.37	1.26	1.63	(0.38)	(1.64)	(2.02)	21.79	7.97	33,773	1.06	1.06	1.78	49
R5	22.35	0.44	1.26	1.70	(0.44)	(1.64)	(2.08)	21.97	8.30	49,484	0.75	0.75	2.07	49
R6	22.43	0.46	1.28	1.74	(0.47)	(1.64)	(2.11)	22.06	8.42	203,098	0.65	0.65	2.16	49
Y	22.44	0.44	1.28	1.72	(0.45)	(1.64)	(2.09)	22.07	8.31	92,262	0.74	0.74	2.08	49
F	21.87	0.45	1.24	1.69	(0.47)	(1.64)	(2.11)	21.45	8.41	1,268,688	0.65	0.65	2.16	49
The accompanying notes are an integral part of these financial statements.

54

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Equity Income Fund – (continued)
For the Year Ended October 31, 2024
A	$19.09	$0.43	$4.08	$4.51	$(0.45)	$(1.08)	$(1.53)	$22.07	24.71%	$1,921,225	0.97%	0.97%	2.10%	35%
C	18.98	0.28	4.04	4.32	(0.28)	(1.08)	(1.36)	21.94	23.77	91,253	1.74	1.74	1.38	35
I	18.92	0.48	4.04	4.52	(0.49)	(1.08)	(1.57)	21.87	25.05	1,443,089	0.75	0.75	2.35	35
R3	19.14	0.36	4.08	4.44	(0.36)	(1.08)	(1.44)	22.14	24.27	25,195	1.36	1.36	1.72	35
R4	19.17	0.42	4.10	4.52	(0.43)	(1.08)	(1.51)	22.18	24.64	41,764	1.06	1.06	2.01	35
R5	19.30	0.49	4.13	4.62	(0.49)	(1.08)	(1.57)	22.35	25.06	52,229	0.75	0.75	2.36	35
R6	19.37	0.51	4.14	4.65	(0.51)	(1.08)	(1.59)	22.43	25.15	198,980	0.65	0.65	2.41	35
Y	19.38	0.49	4.14	4.63	(0.49)	(1.08)	(1.57)	22.44	25.04	110,371	0.73	0.73	2.35	35
F	18.92	0.50	4.04	4.54	(0.51)	(1.08)	(1.59)	21.87	25.17	1,293,326	0.65	0.65	2.43	35
For the Year Ended October 31, 2023
A	$21.83	$0.42	$(0.58)	$(0.16)	$(0.42)	$(2.16)	$(2.58)	$19.09	(1.39)%	$1,724,626	0.98%	0.98%	2.09%	39%
C	21.71	0.27	(0.58)	(0.31)	(0.26)	(2.16)	(2.42)	18.98	(2.13)	105,887	1.74	1.74	1.34	39
I	21.67	0.47	(0.60)	(0.13)	(0.46)	(2.16)	(2.62)	18.92	(1.22)	1,469,700	0.74	0.74	2.32	39
R3	21.88	0.35	(0.59)	(0.24)	(0.34)	(2.16)	(2.50)	19.14	(1.77)	24,626	1.36	1.36	1.71	39
R4	21.91	0.41	(0.59)	(0.18)	(0.40)	(2.16)	(2.56)	19.17	(1.52)	40,821	1.07	1.06	1.99	39
R5	22.05	0.48	(0.61)	(0.13)	(0.46)	(2.16)	(2.62)	19.30	(1.21)	59,722	0.75	0.75	2.33	39
R6	22.12	0.49	(0.60)	(0.11)	(0.48)	(2.16)	(2.64)	19.37	(1.10)	159,606	0.65	0.65	2.38	39
Y	22.12	0.48	(0.60)	(0.12)	(0.46)	(2.16)	(2.62)	19.38	(1.14)	105,278	0.73	0.73	2.34	39
F	21.66	0.49	(0.59)	(0.10)	(0.48)	(2.16)	(2.64)	18.92	(1.08)	1,152,460	0.65	0.65	2.41	39
For the Year Ended October 31, 2022
A	$23.85	$0.42	$(0.38)	$0.04	$(0.40)	$(1.66)	$(2.06)	$21.83	0.12%	$1,876,672	0.97%	0.97%	1.88%	42%
C	23.72	0.24	(0.37)	(0.13)	(0.22)	(1.66)	(1.88)	21.71	(0.64)	133,761	1.75	1.75	1.10	42
I	23.68	0.47	(0.37)	0.10	(0.45)	(1.66)	(2.11)	21.67	0.40	1,546,287	0.74	0.74	2.12	42
R3	23.89	0.34	(0.38)	(0.04)	(0.31)	(1.66)	(1.97)	21.88	(0.25)	28,332	1.36	1.35	1.50	42
R4	23.93	0.41	(0.39)	0.02	(0.38)	(1.66)	(2.04)	21.91	0.02	39,191	1.06	1.06	1.78	42
R5	24.07	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.05	0.34	73,876	0.75	0.75	2.10	42
R6	24.13	0.50	(0.38)	0.12	(0.47)	(1.66)	(2.13)	22.12	0.49	98,652	0.65	0.65	2.21	42
Y	24.14	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.12	0.36	123,645	0.73	0.73	2.12	42
F	23.68	0.49	(0.38)	0.11	(0.47)	(1.66)	(2.13)	21.66	0.46	1,106,281	0.64	0.64	2.21	42
For the Year Ended October 31, 2021
A	$17.55	$0.34	$6.50	$6.84	$(0.34)	$(0.20)	$(0.54)	$23.85	39.45%	$1,864,492	0.98%	0.98%	1.57%	24%
C	17.46	0.18	6.44	6.62	(0.16)	(0.20)	(0.36)	23.72	38.31	162,393	1.75	1.75	0.85	24
I	17.44	0.39	6.44	6.83	(0.39)	(0.20)	(0.59)	23.68	39.69	1,360,339	0.74	0.74	1.81	24
R3	17.59	0.26	6.50	6.76	(0.26)	(0.20)	(0.46)	23.89	38.83	33,485	1.36	1.35	1.21	24
R4	17.62	0.33	6.50	6.83	(0.32)	(0.20)	(0.52)	23.93	39.25	49,923	1.05	1.05	1.52	24
R5	17.71	0.40	6.55	6.95	(0.39)	(0.20)	(0.59)	24.07	39.75	80,991	0.75	0.75	1.80	24
R6	17.76	0.42	6.56	6.98	(0.41)	(0.20)	(0.61)	24.13	39.82	81,643	0.65	0.65	1.90	24
Y	17.76	0.40	6.57	6.97	(0.39)	(0.20)	(0.59)	24.14	39.77	120,502	0.74	0.73	1.81	24
F	17.44	0.41	6.44	6.85	(0.41)	(0.20)	(0.61)	23.68	39.81	1,141,345	0.65	0.65	1.92	24
The accompanying notes are an integral part of these financial statements.

55

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$69.91	$(0.24)	$(0.35)	$(0.59)	$—	$(4.50)	$(4.50)	$64.82	(0.83)%(5)	$3,320,624	1.08%(6)	1.07%(6)	(0.76)%(6)	31%
C	68.76	(0.48)	(0.36)	(0.84)	—	(4.50)	(4.50)	63.42	(1.23)(5)	77,768	1.88 (6)	1.88 (6)	(1.57)(6)	31
I	77.99	(0.19)	(0.39)	(0.58)	—	(4.50)	(4.50)	72.91	(0.73)(5)	1,241,535	0.85 (6)	0.85 (6)	(0.54)(6)	31
R3	68.12	(0.35)	(0.34)	(0.69)	—	(4.50)	(4.50)	62.93	(1.01)(5)	35,652	1.45 (6)	1.45 (6)	(1.15)(6)	31
R4	77.28	(0.29)	(0.39)	(0.68)	—	(4.50)	(4.50)	72.10	(0.87)(5)	44,114	1.15 (6)	1.15 (6)	(0.84)(6)	31
R5	85.73	(0.21)	(0.42)	(0.63)	—	(4.50)	(4.50)	80.60	(0.72)(5)	6,939	0.85 (6)	0.85 (6)	(0.54)(6)	31
R6	88.68	(0.17)	(0.44)	(0.61)	—	(4.50)	(4.50)	83.57	(0.67)(5)	34,514	0.74 (6)	0.74 (6)	(0.43)(6)	31
Y	88.19	(0.21)	(0.43)	(0.64)	—	(4.50)	(4.50)	83.05	(0.71)(5)	612,727	0.84 (6)	0.84 (6)	(0.53)(6)	31
F	78.87	(0.15)	(0.39)	(0.54)	—	(4.50)	(4.50)	73.83	(0.68)(5)	1,242,165	0.74 (6)	0.74 (6)	(0.43)(6)	31
For the Year Ended October 31, 2025
A	$54.99	$(0.39)	$15.31	$14.92	$—	$—	$—	$69.91	27.13%	$3,534,108	1.08%	1.07%	(0.65)%	107%
C	54.52	(0.86)	15.10	14.24	—	—	—	68.76	26.12	91,006	1.87	1.87	(1.45)	107
I	61.21	(0.29)	17.07	16.78	—	—	—	77.99	27.41	1,379,999	0.84	0.84	(0.43)	107
R3	53.79	(0.60)	14.93	14.33	—	—	—	68.12	26.64	39,341	1.44	1.44	(1.02)	107
R4	60.83	(0.48)	16.93	16.45	—	—	—	77.28	27.04	59,909	1.13	1.13	(0.72)	107
R5	67.29	(0.32)	18.76	18.44	—	—	—	85.73	27.40	9,116	0.85	0.85	(0.43)	107
R6	69.52	(0.24)	19.40	19.16	—	—	—	88.68	27.56	36,054	0.74	0.74	(0.32)	107
Y	69.19	(0.30)	19.30	19.00	—	—	—	88.19	27.46	635,739	0.79	0.79	(0.38)	107
F	61.83	(0.22)	17.26	17.04	—	—	—	78.87	27.56	1,279,476	0.74	0.74	(0.32)	107
For the Year Ended October 31, 2024
A	$35.65	$(0.35)	$19.69	$19.34	$—	$—	$—	$54.99	54.25%	$2,983,874	1.11%(11)	1.10%(11)	(0.72)%	104%
C(12)	35.64	(0.20)	19.08	18.88	—	—	—	54.52	52.97	93,858	1.92 (11)	1.92 (11)	(1.54)	104
I	39.58	(0.26)	21.89	21.63	—	—	—	61.21	54.65	1,208,959	0.87 (11)	0.86 (11)	(0.48)	104
R3	35.00	(0.51)	19.30	18.79	—	—	—	53.79	53.69	31,748	1.48 (11)	1.48 (11)	(1.10)	104
R4	39.46	(0.41)	21.78	21.37	—	—	—	60.83	54.16	53,501	1.16 (11)	1.16 (11)	(0.78)	104
R5	43.51	(0.28)	24.06	23.78	—	—	—	67.29	54.65	8,171	0.87 (11)	0.87 (11)	(0.48)	104
R6	44.92	(0.23)	24.83	24.60	—	—	—	69.52	54.76	31,413	0.77 (11)	0.77 (11)	(0.39)	104
Y	44.74	(0.28)	24.73	24.45	—	—	—	69.19	54.65	114,100	0.84 (11)	0.84 (11)	(0.46)	104
F	39.95	(0.21)	22.09	21.88	—	—	—	61.83	54.77	952,821	0.77 (11)	0.77 (11)	(0.39)	104
For the Year Ended October 31, 2023
A	$30.49	$(0.22)	$5.38	$5.16	$—	$—	$—	$35.65	16.92%	$2,100,921	1.10%	1.09%	(0.64)%	88%
C(12)	30.72	(0.48)	5.40	4.92	—	—	—	35.64	16.02	95,448	1.87	1.87	(1.40)	88
I	33.77	(0.15)	5.96	5.81	—	—	—	39.58	17.20	867,649	0.84	0.84	(0.38)	88
R3	30.04	(0.33)	5.29	4.96	—	—	—	35.00	16.51	30,333	1.44	1.44	(0.98)	88
R4	33.76	(0.26)	5.96	5.70	—	—	—	39.46	16.88	42,910	1.14	1.14	(0.68)	88
R5	37.13	(0.16)	6.54	6.38	—	—	—	43.51	17.18	7,434	0.86	0.86	(0.38)	88
R6	38.28	(0.12)	6.76	6.64	—	—	—	44.92	17.32	31,827	0.74	0.74	(0.27)	88
Y	38.16	(0.13)	6.71	6.58	—	—	—	44.74	17.24	81,918	0.83	0.83	(0.31)	88
F	34.05	(0.11)	6.01	5.90	—	—	—	39.95	17.33	718,884	0.74	0.74	(0.29)	88
The accompanying notes are an integral part of these financial statements.

56

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund – (continued)
For the Year Ended October 31, 2022
A	$62.10	$(0.31)	$(19.34)	$(19.65)	$—	$(11.96)	$(11.96)	$30.49	(38.47)%	$1,981,665	1.09%	1.08%	(0.79)%	95%
C(12)	100.56	(0.64)	(21.36)	(22.00)	—	(47.84)	(47.84)	30.72	(38.93)	130,590	1.85	1.85	(1.58)	95
I	67.29	(0.24)	(21.32)	(21.56)	—	(11.96)	(11.96)	33.77	(38.31)	941,202	0.84	0.84	(0.56)	95
R3	61.55	(0.44)	(19.11)	(19.55)	—	(11.96)	(11.96)	30.04	(38.69)	29,520	1.45	1.45	(1.16)	95
R4	67.45	(0.36)	(21.37)	(21.73)	—	(11.96)	(11.96)	33.76	(38.50)	42,391	1.14	1.14	(0.85)	95
R5	72.75	(0.26)	(23.40)	(23.66)	—	(11.96)	(11.96)	37.13	(38.33)	13,784	0.85	0.85	(0.56)	95
R6	74.55	(0.22)	(24.09)	(24.31)	—	(11.96)	(11.96)	38.28	(38.26)	39,511	0.74	0.74	(0.45)	95
Y	74.41	(0.26)	(24.03)	(24.29)	—	(11.96)	(11.96)	38.16	(38.32)	333,299	0.84	0.84	(0.54)	95
F	67.69	(0.19)	(21.49)	(21.68)	—	(11.96)	(11.96)	34.05	(38.25)	696,706	0.74	0.74	(0.44)	95
For the Year Ended October 31, 2021
A	$54.65	$(0.47)	$15.83	$15.36	$—	$(7.91)	$(7.91)	$62.10	30.45%	$3,650,083	1.07%	1.06%	(0.80)%	87%
C(12)	105.88	(1.52)	27.84	26.32	—	(31.64)	(31.64)	100.56	29.47	321,097	1.83	1.83	(1.57)	87
I	58.51	(0.36)	17.05	16.69	—	(7.91)	(7.91)	67.29	30.75	2,124,160	0.82	0.82	(0.56)	87
R3	54.41	(0.68)	15.73	15.05	—	(7.91)	(7.91)	61.55	29.96	51,824	1.45	1.44	(1.18)	87
R4	58.79	(0.56)	17.13	16.57	—	(7.91)	(7.91)	67.45	30.36	76,404	1.14	1.14	(0.88)	87
R5	62.69	(0.39)	18.36	17.97	—	(7.91)	(7.91)	72.75	30.74	25,000	0.84	0.84	(0.58)	87
R6	64.01	(0.34)	18.79	18.45	—	(7.91)	(7.91)	74.55	30.87	72,428	0.74	0.74	(0.49)	87
Y	63.96	(0.40)	18.76	18.36	—	(7.91)	(7.91)	74.41	30.74	565,204	0.84	0.83	(0.57)	87
F	58.77	(0.31)	17.14	16.83	—	(7.91)	(7.91)	67.69	30.87	1,197,268	0.73	0.73	(0.48)	87
The Hartford Healthcare Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$37.02	$(0.03)	$1.52	$1.49	$—	$(1.40)	$(1.40)	$37.11	3.90%(5)	$492,983	1.32%(6)	1.31%(6)	(0.13)%(6)	25%
C	24.77	(0.12)	1.04	0.92	—	(1.40)	(1.40)	24.29	3.52 (5)	14,895	2.15 (6)	2.15 (6)	(0.97)(6)	25
I	40.67	0.03	1.65	1.68	—	(1.40)	(1.40)	40.95	4.02 (5)	161,233	1.05 (6)	1.05 (6)	0.13 (6)	25
R3	37.59	(0.09)	1.54	1.45	—	(1.40)	(1.40)	37.64	3.73 (5)	14,207	1.64 (6)	1.64 (6)	(0.46)(6)	25
R4	41.52	(0.03)	1.70	1.67	—	(1.40)	(1.40)	41.79	3.91 (5)	7,693	1.33 (6)	1.33 (6)	(0.15)(6)	25
R5	45.27	0.03	1.85	1.88	—	(1.40)	(1.40)	45.75	4.06 (5)	957	1.06 (6)	1.06 (6)	0.11 (6)	25
R6	46.33	0.06	1.88	1.94	—	(1.40)	(1.40)	46.87	4.09 (5)	6,511	0.94 (6)	0.94 (6)	0.25 (6)	25
Y	46.10	0.03	1.88	1.91	—	(1.40)	(1.40)	46.61	4.05 (5)	8,168	1.05 (6)	1.05 (6)	0.13 (6)	25
F	41.05	0.05	1.67	1.72	—	(1.40)	(1.40)	41.37	4.09 (5)	22,076	0.94 (6)	0.94 (6)	0.24 (6)	25
For the Year Ended October 31, 2025
A	$39.24	$(0.09)	$(0.16)	$(0.25)	$(0.07)	$(1.90)	$(1.97)	$37.02	(0.53)%	$514,435	1.32%	1.32%	(0.26)%	49%
C	27.06	(0.25)	(0.14)	(0.39)	—	(1.90)	(1.90)	24.77	(1.35)	17,619	2.12	2.12	(1.07)	49
I	42.90	0.00 (9)	(0.16)	(0.16)	(0.17)	(1.90)	(2.07)	40.67	(0.25)	202,997	1.05	1.05	0.01	49
R3	39.87	(0.21)	(0.17)	(0.38)	—	(1.90)	(1.90)	37.59	(0.87)	15,751	1.66	1.66	(0.60)	49
R4	43.71	(0.12)	(0.17)	(0.29)	—	(1.90)	(1.90)	41.52	(0.58)	8,077	1.35	1.35	(0.30)	49
R5	47.43	(0.00)(9)	(0.19)	(0.19)	(0.07)	(1.90)	(1.97)	45.27	(0.29)	1,266	1.06	1.06	(0.01)	49
R6	48.57	0.05	(0.18)	(0.13)	(0.21)	(1.90)	(2.11)	46.33	(0.15)	5,355	0.94	0.94	0.11	49
Y	48.33	(0.02)	(0.16)	(0.18)	(0.15)	(1.90)	(2.05)	46.10	(0.27)	11,189	1.05	1.05	(0.04)	49
F	43.29	0.04	(0.16)	(0.12)	(0.22)	(1.90)	(2.12)	41.05	(0.15)	22,733	0.94	0.94	0.11	49
The accompanying notes are an integral part of these financial statements.

57

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Healthcare Fund – (continued)
For the Year Ended October 31, 2024
A	$32.57	$(0.14)	$6.81	$6.67	$—	$—	$—	$39.24	20.48%	$659,350	1.28%	1.28%	(0.36)%	40%
C	22.64	(0.30)	4.72	4.42	—	—	—	27.06	19.52	33,212	2.07	2.07	(1.12)	40
I	35.52	(0.04)	7.42	7.38	—	—	—	42.90	20.78	246,729	1.02	1.02	(0.09)	40
R3	33.21	(0.27)	6.93	6.66	—	—	—	39.87	20.05	19,135	1.62	1.62	(0.70)	40
R4	36.29	(0.16)	7.58	7.42	—	—	—	43.71	20.45	11,389	1.31	1.31	(0.38)	40
R5	39.27	(0.05)	8.21	8.16	—	—	—	47.43	20.78	4,896	1.03	1.03	(0.11)	40
R6	40.18	0.08	8.31	8.39	—	—	—	48.57	20.88	6,512	0.92	0.92	0.17	40
Y	40.01	(0.04)	8.36	8.32	—	—	—	48.33	20.79	31,519	1.03	1.03	(0.09)	40
F	35.80	0.00 (9)	7.49	7.49	—	—	—	43.29	20.92	29,480	0.92	0.92	0.01	40
For the Year Ended October 31, 2023
A	$34.67	$(0.08)	$(1.66)	$(1.74)	$—	$(0.36)	$(0.36)	$32.57	(5.11)%	$619,717	1.27%	1.27%	(0.24)%	32%
C	24.39	(0.24)	(1.15)	(1.39)	—	(0.36)	(0.36)	22.64	(5.84)	47,481	2.05	2.05	(1.00)	32
I	37.68	0.01	(1.81)	(1.80)	—	(0.36)	(0.36)	35.52	(4.86)	246,362	1.01	1.01	0.03	32
R3	35.46	(0.21)	(1.68)	(1.89)	—	(0.36)	(0.36)	33.21	(5.45)	20,093	1.62	1.62	(0.58)	32
R4	38.59	(0.10)	(1.84)	(1.94)	—	(0.36)	(0.36)	36.29	(5.14)	12,466	1.29	1.29	(0.26)	32
R5	41.63	0.02	(2.02)	(2.00)	—	(0.36)	(0.36)	39.27	(4.88)	5,008	1.02	1.02	0.04	32
R6	42.53	0.05	(2.04)	(1.99)	—	(0.36)	(0.36)	40.18	(4.77)	50,786	0.91	0.91	0.13	32
Y	42.40	0.01	(2.04)	(2.03)	—	(0.36)	(0.36)	40.01	(4.88)	42,815	1.01	1.01	0.02	32
F	37.93	0.05	(1.82)	(1.77)	—	(0.36)	(0.36)	35.80	(4.77)	27,600	0.91	0.91	0.13	32
For the Year Ended October 31, 2022
A	$44.57	$(0.10)	$(5.43)	$(5.53)	$—	$(4.37)	$(4.37)	$34.67	(13.39)%	$710,176	1.26%	1.26%	(0.27)%	33%
C	32.92	(0.27)	(3.89)	(4.16)	—	(4.37)	(4.37)	24.39	(14.05)	84,595	2.03	2.03	(1.04)	33
I	47.93	(0.00)(9)	(5.88)	(5.88)	—	(4.37)	(4.37)	37.68	(13.16)	329,897	1.00	1.00	(0.01)	33
R3	45.63	(0.23)	(5.57)	(5.80)	—	(4.37)	(4.37)	35.46	(13.70)	24,849	1.61	1.61	(0.62)	33
R4	49.12	(0.13)	(6.03)	(6.16)	—	(4.37)	(4.37)	38.59	(13.44)	16,006	1.30	1.30	(0.31)	33
R5	52.49	(0.01)	(6.48)	(6.49)	—	(4.37)	(4.37)	41.63	(13.18)	10,102	1.01	1.01	(0.02)	33
R6	53.47	(0.02)	(6.55)	(6.57)	—	(4.37)	(4.37)	42.53	(13.08)	55,392	0.90	0.90	(0.05)	33
Y	53.38	0.00 (9)	(6.61)	(6.61)	—	(4.37)	(4.37)	42.40	(13.19)	52,172	1.00	1.00	0.01	33
F	48.18	0.04	(5.92)	(5.88)	—	(4.37)	(4.37)	37.93	(13.09)	34,909	0.90	0.90	0.09	33
For the Year Ended October 31, 2021
A	$40.91	$(0.15)	$8.98	$8.83	$—	$(5.17)	$(5.17)	$44.57	22.88%	$883,719	1.25%	1.24%	(0.36)%	51%
C	31.63	(0.36)	6.82	6.46	—	(5.17)	(5.17)	32.92	21.98	134,574	2.01	2.01	(1.12)	51
I	43.53	(0.04)	9.61	9.57	—	(5.17)	(5.17)	47.93	23.23	463,673	0.98	0.98	(0.10)	51
R3	41.90	(0.31)	9.21	8.90	—	(5.17)	(5.17)	45.63	22.46	32,550	1.59	1.59	(0.70)	51
R4	44.63	(0.19)	9.85	9.66	—	(5.17)	(5.17)	49.12	22.83	25,818	1.29	1.29	(0.40)	51
R5	47.24	(0.06)	10.48	10.42	—	(5.17)	(5.17)	52.49	23.21	12,933	1.00	1.00	(0.11)	51
R6	47.99	(0.00)(9)	10.65	10.65	—	(5.17)	(5.17)	53.47	23.33	6,091	0.89	0.89	(0.00)(10)	51
Y	47.95	(0.05)	10.65	10.60	—	(5.17)	(5.17)	53.38	23.24	122,793	0.99	0.98	(0.09)	51
F	43.70	(0.00)(9)	9.65	9.65	—	(5.17)	(5.17)	48.18	23.34	46,477	0.89	0.89	(0.00)(10)	51
The accompanying notes are an integral part of these financial statements.

58

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$25.69	$(0.07)	$0.24	$0.17	$—	$(5.44)	$(5.44)	$20.42	0.69%(5)	$1,453,177	1.16%(6)	1.15%(6)	(0.71)%(6)	24%
C	25.71	(0.16)	0.25	0.09	—	(5.44)	(5.44)	20.36	0.32 (5)	40,349	1.97 (6)	1.97 (6)	(1.52)(6)	24
I	27.60	(0.05)	0.26	0.21	—	(5.44)	(5.44)	22.37	0.80 (5)	491,457	0.90 (6)	0.90 (6)	(0.45)(6)	24
R3	30.01	(0.13)	0.28	0.15	—	(5.44)	(5.44)	24.72	0.50 (5)	37,503	1.49 (6)	1.49 (6)	(1.04)(6)	24
R4	32.76	(0.10)	0.31	0.21	—	(5.44)	(5.44)	27.53	0.66 (5)	27,104	1.19 (6)	1.19 (6)	(0.74)(6)	24
R5	34.98	(0.06)	0.33	0.27	—	(5.44)	(5.44)	29.81	0.81 (5)	28,359	0.89 (6)	0.89 (6)	(0.44)(6)	24
R6	35.79	(0.05)	0.35	0.30	—	(5.44)	(5.44)	30.65	0.88 (5)	118,804	0.77 (6)	0.77 (6)	(0.33)(6)	24
Y	35.57	(0.07)	0.35	0.28	—	(5.44)	(5.44)	30.41	0.82 (5)	55,609	0.88 (6)	0.88 (6)	(0.45)(6)	24
F	27.89	(0.04)	0.27	0.23	—	(5.44)	(5.44)	22.68	0.88 (5)	1,282,639	0.77 (6)	0.77 (6)	(0.32)(6)	24
For the Year Ended October 31, 2025
A	$26.13	$(0.14)	$1.37	$1.23	$—	$(1.67)	$(1.67)	$25.69	4.43%	$1,742,535	1.13%	1.12%	(0.54)%	81%
C	26.35	(0.34)	1.37	1.03	—	(1.67)	(1.67)	25.71	3.59	56,872	1.91	1.91	(1.33)	81
I	27.89	(0.08)	1.46	1.38	—	(1.67)	(1.67)	27.60	4.70	648,172	0.86	0.86	(0.28)	81
R3	30.37	(0.27)	1.58	1.31	—	(1.67)	(1.67)	30.01	4.06	41,723	1.48	1.48	(0.89)	81
R4	32.91	(0.19)	1.71	1.52	—	(1.67)	(1.67)	32.76	4.40	29,715	1.17	1.17	(0.59)	81
R5	34.94	(0.10)	1.81	1.71	—	(1.67)	(1.67)	34.98	4.70	30,880	0.86	0.86	(0.28)	81
R6	35.68	(0.06)	1.84	1.78	—	(1.67)	(1.67)	35.79	4.80	162,353	0.76	0.76	(0.17)	81
Y	35.51	(0.10)	1.83	1.73	—	(1.67)	(1.67)	35.57	4.68	101,850	0.86	0.86	(0.29)	81
F	28.14	(0.05)	1.47	1.42	—	(1.67)	(1.67)	27.89	4.81	1,474,555	0.76	0.76	(0.18)	81
For the Year Ended October 31, 2024
A	$21.67	$(0.16)	$5.21	$5.05	$—	$(0.59)	$(0.59)	$26.13	23.56%	$2,032,564	1.11%	1.11%	(0.62)%	51%
C(13)	22.56	(0.19)	4.57	4.38	—	(0.59)	(0.59)	26.35	22.49	98,029	1.92	1.92	(1.42)	51
I	23.04	(0.09)	5.53	5.44	—	(0.59)	(0.59)	27.89	23.86	884,230	0.84	0.84	(0.35)	51
R3	25.19	(0.29)	6.06	5.77	—	(0.59)	(0.59)	30.37	23.12	53,640	1.47	1.47	(0.97)	51
R4	27.18	(0.21)	6.53	6.32	—	(0.59)	(0.59)	32.91	23.50	42,977	1.17	1.14	(0.64)	51
R5	28.74	(0.12)	6.91	6.79	—	(0.59)	(0.59)	34.94	23.83	39,298	0.86	0.86	(0.37)	51
R6	29.30	(0.09)	7.06	6.97	—	(0.59)	(0.59)	35.68	23.99	321,761	0.75	0.75	(0.25)	51
Y	29.19	(0.12)	7.03	6.91	—	(0.59)	(0.59)	35.51	23.87	203,510	0.86	0.86	(0.36)	51
F	23.22	(0.07)	5.58	5.51	—	(0.59)	(0.59)	28.14	23.98	1,735,526	0.75	0.75	(0.26)	51
For the Year Ended October 31, 2023
A	$24.51	$(0.10)	$(0.49)	$(0.59)	$—	$(2.25)	$(2.25)	$21.67	(3.04)%	$1,934,771	1.11%	1.11%	(0.43)%	35%
C(13)	27.76	(0.30)	(0.40)	(0.70)	—	(4.50)	(4.50)	22.56	(3.74)	132,668	1.88	1.88	(1.18)	35
I	25.85	(0.04)	(0.52)	(0.56)	—	(2.25)	(2.25)	23.04	(2.75)	1,041,241	0.83	0.83	(0.14)	35
R3	28.24	(0.22)	(0.58)	(0.80)	—	(2.25)	(2.25)	25.19	(3.41)	51,787	1.47	1.46	(0.78)	35
R4	30.20	(0.13)	(0.64)	(0.77)	—	(2.25)	(2.25)	27.18	(3.06)	52,865	1.16	1.14	(0.44)	35
R5	31.72	(0.05)	(0.68)	(0.73)	—	(2.25)	(2.25)	28.74	(2.77)	59,432	0.84	0.84	(0.14)	35
R6	32.27	(0.02)	(0.70)	(0.72)	—	(2.25)	(2.25)	29.30	(2.69)	435,508	0.75	0.75	(0.05)	35
Y	32.19	(0.04)	(0.71)	(0.75)	—	(2.25)	(2.25)	29.19	(2.80)	288,853	0.85	0.83	(0.14)	35
F	26.02	(0.02)	(0.53)	(0.55)	—	(2.25)	(2.25)	23.22	(2.69)	1,653,322	0.75	0.75	(0.06)	35
The accompanying notes are an integral part of these financial statements.

59

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund – (continued)
For the Year Ended October 31, 2022
A	$37.01	$(0.10)	$(8.08)	$(8.18)	$(0.16)	$(4.16)	$(4.32)	$24.51	(24.83)%	$2,303,790	1.09%	1.09%	(0.35)%	44%
C(13)	45.78	(0.38)	(9.24)	(9.62)	(0.08)	(8.32)	(8.40)	27.76	(25.38)	208,963	1.86	1.86	(1.14)	44
I	38.77	(0.04)	(8.49)	(8.53)	(0.23)	(4.16)	(4.39)	25.85	(24.63)	1,712,201	0.87	0.86	(0.12)	44
R3	41.94	(0.23)	(9.31)	(9.54)	—	(4.16)	(4.16)	28.24	(25.08)	61,073	1.46	1.45	(0.71)	44
R4	44.51	(0.15)	(9.91)	(10.06)	(0.09)	(4.16)	(4.25)	30.20	(24.83)	86,083	1.16	1.14	(0.42)	44
R5	46.54	(0.06)	(10.38)	(10.44)	(0.22)	(4.16)	(4.38)	31.72	(24.62)	93,005	0.86	0.86	(0.15)	44
R6	47.29	(0.03)	(10.55)	(10.58)	(0.28)	(4.16)	(4.44)	32.27	(24.56)	758,617	0.74	0.74	(0.08)	44
Y	47.18	(0.04)	(10.53)	(10.57)	(0.26)	(4.16)	(4.42)	32.19	(24.58)	438,595	0.84	0.79	(0.10)	44
F	39.01	(0.00)(9)	(8.55)	(8.55)	(0.28)	(4.16)	(4.44)	26.02	(24.56)	1,937,017	0.74	0.74	(0.00)(10)	44
For the Year Ended October 31, 2021
A	$30.63	$0.10	$10.24	$10.34	$—	$(3.96)	$(3.96)	$37.01	35.51%	$3,446,674	1.08%	1.08%	0.28%	28%
C(13)	40.68	(0.24)	13.26	13.02	—	(7.92)	(7.92)	45.78	34.49	381,566	1.84	1.84	(0.52)	28
I	31.87	0.20	10.66	10.86	—	(3.96)	(3.96)	38.77	35.79	3,960,713	0.86	0.85	0.53	28
R3	34.38	(0.05)	11.57	11.52	—	(3.96)	(3.96)	41.94	35.03	100,113	1.45	1.45	(0.12)	28
R4	36.18	0.08	12.21	12.29	—	(3.96)	(3.96)	44.51	35.45	189,348	1.15	1.13	0.18	28
R5	37.58	0.23	12.69	12.92	—	(3.96)	(3.96)	46.54	35.84	319,470	0.83	0.83	0.52	28
R6	38.09	0.26	12.90	13.16	—	(3.96)	(3.96)	47.29	36.00	1,659,582	0.74	0.74	0.57	28
Y	38.02	0.24	12.88	13.12	—	(3.96)	(3.96)	47.18	35.96	970,296	0.84	0.77	0.52	28
F	32.00	0.23	10.74	10.97	—	(3.96)	(3.96)	39.01	36.01	2,898,529	0.74	0.74	0.61	28
The Hartford MidCap Value Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$15.73	$0.04	$1.86	$1.90	$(0.11)	$(0.61)	$(0.72)	$16.91	12.45%(5)	$429,814	1.13%(6)	1.12%(6)	0.47%(6)	85%
C	10.71	(0.02)	1.26	1.24	(0.00)(9)	(0.61)	(0.61)	11.34	12.00 (5)	2,199	1.99 (6)	1.99 (6)	(0.37)(6)	85
I	16.03	0.07	1.90	1.97	(0.17)	(0.61)	(0.78)	17.22	12.65 (5)	171,036	0.78 (6)	0.78 (6)	0.81 (6)	85
R3	16.98	0.01	2.03	2.04	(0.02)	(0.61)	(0.63)	18.39	12.25 (5)	5,401	1.46 (6)	1.46 (6)	0.13 (6)	85
R4	17.69	0.04	2.10	2.14	(0.10)	(0.61)	(0.71)	19.12	12.40 (5)	3,460	1.16 (6)	1.16 (6)	0.47 (6)	85
R5	18.08	0.07	2.15	2.22	(0.15)	(0.61)	(0.76)	19.54	12.61 (5)	2,589	0.86 (6)	0.86 (6)	0.73 (6)	85
R6	16.03	0.07	1.91	1.98	(0.18)	(0.61)	(0.79)	17.22	12.70 (5)	4,159	0.74 (6)	0.74 (6)	0.86 (6)	85
Y	18.15	0.07	2.17	2.24	(0.16)	(0.61)	(0.77)	19.62	12.64 (5)	7,017	0.85 (6)	0.85 (6)	0.73 (6)	85
F	16.03	0.07	1.91	1.98	(0.18)	(0.61)	(0.79)	17.22	12.70 (5)	557,753	0.74 (6)	0.74 (6)	0.85 (6)	85
For the Year Ended October 31, 2025
A	$17.66	$0.12	$0.10 (14)	$0.22	$(0.12)	$(2.03)	$(2.15)	$15.73	0.90%	$407,369	1.13%	1.13%	0.76%	192%
C	12.70	(0.01)	0.08 (14)	0.07	(0.03)	(2.03)	(2.06)	10.71	(0.04)	2,652	1.97	1.97	(0.07)	192
I	17.95	0.18	0.09 (14)	0.27	(0.16)	(2.03)	(2.19)	16.03	1.21	172,322	0.80	0.80	1.17	192
R3	18.90	0.07	0.10 (14)	0.17	(0.06)	(2.03)	(2.09)	16.98	0.53	6,818	1.47	1.47	0.41	192
R4	19.59	0.13	0.10 (14)	0.23	(0.10)	(2.03)	(2.13)	17.69	0.84	4,635	1.17	1.17	0.73	192
R5	19.99	0.19	0.09 (14)	0.28	(0.16)	(2.03)	(2.19)	18.08	1.12	2,362	0.87	0.87	1.03	192
R6	17.96	0.18	0.10 (14)	0.28	(0.18)	(2.03)	(2.21)	16.03	1.26	3,825	0.75	0.75	1.14	192
Y	20.05	0.19	0.10 (14)	0.29	(0.16)	(2.03)	(2.19)	18.15	1.17	6,153	0.86	0.86	1.02	192
F	17.96	0.18	0.10 (14)	0.28	(0.18)	(2.03)	(2.21)	16.03	1.25	517,956	0.75	0.75	1.14	192
The accompanying notes are an integral part of these financial statements.

60

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Value Fund – (continued)
For the Year Ended October 31, 2024
A	$14.57	$0.14	$4.06	$4.20	$(0.10)	$(1.01)	$(1.11)	$17.66	30.09%	$444,392	1.14%	1.14%	0.85%	132%
C	10.75	0.01	2.96	2.97	(0.01)	(1.01)	(1.02)	12.70	29.09	4,206	1.95	1.95	0.05	132
I	14.79	0.19	4.13	4.32	(0.15)	(1.01)	(1.16)	17.95	30.46	42,207	0.87	0.87	1.13	132
R3	15.52	0.09	4.35	4.44	(0.05)	(1.01)	(1.06)	18.90	29.70	7,316	1.48	1.48	0.51	132
R4	16.02	0.15	4.50	4.65	(0.07)	(1.01)	(1.08)	19.59	30.13	5,007	1.18	1.18	0.82	132
R5	16.35	0.21	4.58	4.79	(0.14)	(1.01)	(1.15)	19.99	30.46	2,614	0.88	0.88	1.11	132
R6	14.80	0.12	4.21	4.33	(0.16)	(1.01)	(1.17)	17.96	30.56	3,853	0.76	0.76	0.68	132
Y	16.40	0.21	4.59	4.80	(0.14)	(1.01)	(1.15)	20.05	30.42	7,591	0.87	0.87	1.14	132
F	14.80	0.21	4.12	4.33	(0.16)	(1.01)	(1.17)	17.96	30.56	537,796	0.76	0.76	1.23	132
For the Year Ended October 31, 2023
A	$16.14	$0.09	$(0.03)	$0.06	$(0.05)	$(1.58)	$(1.63)	$14.57	0.04%	$367,294	1.16%	1.16%	0.56%	84%
C	12.36	(0.03)	—	(0.03)	—	(1.58)	(1.58)	10.75	(0.75)	5,019	1.95	1.95	(0.22)	84
I	16.36	0.13	(0.03)	0.10	(0.09)	(1.58)	(1.67)	14.79	0.35	39,690	0.87	0.87	0.85	84
R3	17.10	0.04	(0.04)	—	—	(1.58)	(1.58)	15.52	(0.33)	5,694	1.48	1.48	0.24	84
R4	17.59	0.09	(0.04)	0.05	(0.04)	(1.58)	(1.62)	16.02	(0.04)	4,366	1.18	1.18	0.51	84
R5	17.91	0.15	(0.04)	0.11	(0.09)	(1.58)	(1.67)	16.35	0.33	1,959	0.88	0.88	0.84	84
R6	16.37	0.14	(0.02)	0.12	(0.11)	(1.58)	(1.69)	14.80	0.44	107	0.77	0.77	0.90	84
Y	17.96	0.15	(0.05)	0.10	(0.08)	(1.58)	(1.66)	16.40	0.35	6,527	0.87	0.87	0.85	84
F	16.37	0.15	(0.03)	0.12	(0.11)	(1.58)	(1.69)	14.80	0.43	449,999	0.77	0.77	0.95	84
For the Year Ended October 31, 2022
A	$18.14	$0.05	$(0.75)	$(0.70)	$(0.01)	$(1.29)	$(1.30)	$16.14	(4.34)%	$368,040	1.16%	1.16%	0.28%	85%
C	14.28	(0.07)	(0.56)	(0.63)	—	(1.29)	(1.29)	12.36	(5.07)	7,041	1.95	1.95	(0.51)	85
I	18.36	0.10	(0.75)	(0.65)	(0.06)	(1.29)	(1.35)	16.36	(4.01)	37,582	0.86	0.86	0.61	85
R3	19.18	(0.01)	(0.78)	(0.79)	—	(1.29)	(1.29)	17.10	(4.58)	6,108	1.49	1.48	(0.04)	85
R4	19.64	0.05	(0.81)	(0.76)	—	(1.29)	(1.29)	17.59	(4.31)	9,121	1.18	1.18	0.26	85
R5	19.97	0.10	(0.82)	(0.72)	(0.05)	(1.29)	(1.34)	17.91	(4.03)	2,020	0.89	0.89	0.55	85
R6 (15)	15.38	0.03	0.96 (14)	0.99	—	—	—	16.37	6.47 (5)	11	0.77 (6)	0.77 (6)	0.50 (6)	85
Y	20.02	0.11	(0.83)	(0.72)	(0.05)	(1.29)	(1.34)	17.96	(4.03)	7,814	0.87	0.87	0.55	85
F	18.37	0.11	(0.75)	(0.64)	(0.07)	(1.29)	(1.36)	16.37	(3.94)	449,385	0.77	0.77	0.68	85
For the Year Ended October 31, 2021
A	$12.21	$(0.00)(9)	$5.97	$5.97	$(0.04)	$—	$(0.04)	$18.14	48.99%	$363,955	1.18%	1.18%	0.03%	57%
C	9.66	(0.09)	4.71	4.62	—	—	—	14.28	47.83	8,931	1.96	1.96	(0.73)	57
I	12.36	0.06	6.02	6.08	(0.08)	—	(0.08)	18.36	49.39	25,307	0.85	0.85	0.36	57
R3	12.91	(0.05)	6.32	6.27	—	—	—	19.18	48.57	6,973	1.49	1.49	(0.28)	57
R4	13.21	(0.00)(9)	6.46	6.46	(0.03)	—	(0.03)	19.64	48.99	10,502	1.19	1.19	0.02	57
R5	13.44	0.06	6.56	6.62	(0.09)	—	(0.09)	19.97	49.39	2,142	0.89	0.89	0.31	57
Y	13.47	0.06	6.58	6.64	(0.09)	—	(0.09)	20.02	49.49	15,307	0.88	0.88	0.32	57
F	12.36	0.07	6.04	6.11	(0.10)	—	(0.10)	18.37	49.64	442,227	0.77	0.77	0.43	57
The accompanying notes are an integral part of these financial statements.

61

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US MidCap Opportunities Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$19.08	$0.01	$2.74	$2.75	$(0.04)	$(1.80)	$(1.84)	$19.99	15.38%(5)	$251,738	1.15%(6)	1.15%(6)	0.10%(6)	31%
C	18.61	(0.06)	2.66	2.60	—	(1.80)	(1.80)	19.41	14.90 (5)	14,152	1.94 (6)	1.94 (6)	(0.69)(6)	31
I	20.23	0.03	2.91	2.94	(0.08)	(1.80)	(1.88)	21.29	15.44 (5)	478,193	0.92 (6)	0.92 (6)	0.33 (6)	31
R3	19.46	(0.02)	2.79	2.77	—	(1.80)	(1.80)	20.43	15.14 (5)	2,210	1.50 (6)	1.50 (6)	(0.25)(6)	31
R4	20.01	(0.00)(9)	2.88	2.88	(0.03)	(1.80)	(1.83)	21.06	15.31 (5)	442	1.22 (6)	1.22 (6)	0.02 (6)	31
R5	20.19	0.03	2.90	2.93	(0.08)	(1.80)	(1.88)	21.24	15.45 (5)	1,277	0.91 (6)	0.91 (6)	0.34 (6)	31
Y	20.22	0.03	2.91	2.94	(0.08)	(1.80)	(1.88)	21.28	15.47 (5)	50,240	0.91 (6)	0.91 (6)	0.34 (6)	31
F	20.25	0.04	2.91	2.95	(0.10)	(1.80)	(1.90)	21.30	15.52 (5)	150,605	0.80 (6)	0.80 (6)	0.45 (6)	31
SDR	20.30	0.04	2.92	2.96	(0.10)	(1.80)	(1.90)	21.36	15.53 (5)	69,586	0.80 (6)	0.80 (6)	0.45 (6)	31
For the Year Ended October 31, 2025
A	$19.57	$0.03	$1.10	$1.13	$(0.03)	$(1.59)	$(1.62)	$19.08	5.74%	$212,278	1.16%	1.16%	0.15%	62%
C	19.23	(0.11)	1.08	0.97	—	(1.59)	(1.59)	18.61	4.94	16,908	1.92	1.92	(0.59)	62
I	20.64	0.08	1.17	1.25	(0.07)	(1.59)	(1.66)	20.23	6.04	476,687	0.91	0.91	0.40	62
R3	19.96	(0.04)	1.13	1.09	—	(1.59)	(1.59)	19.46	5.39	1,870	1.52	1.52	(0.21)	62
R4	20.43	0.02	1.16	1.18	(0.01)	(1.59)	(1.60)	20.01	5.72	623	1.22	1.22	0.08	62
R5	20.60	0.08	1.17	1.25	(0.07)	(1.59)	(1.66)	20.19	6.03	987	0.92	0.92	0.39	62
Y	20.63	0.08	1.17	1.25	(0.07)	(1.59)	(1.66)	20.22	6.03	45,485	0.91	0.91	0.41	62
F	20.66	0.10	1.17	1.27	(0.09)	(1.59)	(1.68)	20.25	6.14	140,817	0.80	0.80	0.51	62
SDR	20.71	0.10	1.17	1.27	(0.09)	(1.59)	(1.68)	20.30	6.12	62,873	0.80	0.80	0.50	62
For the Year Ended October 31, 2024
A	$15.26	$0.06	$4.52	$4.58	$(0.05)	$(0.22)	$(0.27)	$19.57	30.29%	$177,860	1.16%	1.16%	0.32%	48%
C	15.07	(0.07)	4.45	4.38	—	(0.22)	(0.22)	19.23	29.32	34,455	1.91	1.91	(0.42)	48
I	16.08	0.11	4.75	4.86	(0.08)	(0.22)	(0.30)	20.64	30.58	550,887	0.91	0.90	0.58	48
R3	15.58	(0.00)(9)	4.60	4.60	—	(0.22)	(0.22)	19.96	29.78	1,799	1.52	1.52	(0.00)(10)	48
R4	15.93	0.05	4.71	4.76	(0.04)	(0.22)	(0.26)	20.43	30.17	502	1.22	1.22	0.27	48
R5	16.05	0.11	4.74	4.85	(0.08)	(0.22)	(0.30)	20.60	30.54	767	0.92	0.92	0.56	48
Y	16.06	0.11	4.76	4.87	(0.08)	(0.22)	(0.30)	20.63	30.65	56,661	0.91	0.91	0.59	48
F	16.09	0.13	4.76	4.89	(0.10)	(0.22)	(0.32)	20.66	30.73	138,758	0.81	0.81	0.68	48
SDR	16.12	0.13	4.78	4.91	(0.10)	(0.22)	(0.32)	20.71	30.80	58,637	0.81	0.81	0.67	48
For the Year Ended October 31, 2023
A	$15.92	$0.07	$(0.23)	$(0.16)	$(0.04)	$(0.46)	$(0.50)	$15.26	(1.12)%	$121,123	1.17%	1.17%	0.41%	34%
C	15.80	(0.05)	(0.22)	(0.27)	—	(0.46)	(0.46)	15.07	(1.85)	32,530	1.91	1.91	(0.31)	34
I	16.74	0.12	(0.24)	(0.12)	(0.08)	(0.46)	(0.54)	16.08	(0.84)	441,958	0.90	0.90	0.68	34
R3	16.26	0.01	(0.23)	(0.22)	—	(0.46)	(0.46)	15.58	(1.41)	1,742	1.53	1.53	0.07	34
R4	16.58	0.07	(0.23)	(0.16)	(0.03)	(0.46)	(0.49)	15.93	(1.10)	585	1.23	1.16	0.43	34
R5	16.71	0.11	(0.24)	(0.13)	(0.07)	(0.46)	(0.53)	16.05	(0.86)	592	0.93	0.93	0.63	34
Y	16.72	0.12	(0.25)	(0.13)	(0.07)	(0.46)	(0.53)	16.06	(0.86)	61,122	0.92	0.92	0.67	34
F	16.75	0.13	(0.24)	(0.11)	(0.09)	(0.46)	(0.55)	16.09	(0.74)	107,400	0.81	0.81	0.77	34
SDR	16.79	0.13	(0.25)	(0.12)	(0.09)	(0.46)	(0.55)	16.12	(0.81)	37,635	0.81	0.81	0.77	34
The accompanying notes are an integral part of these financial statements.

62

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US MidCap Opportunities Fund – (continued)
For the Year Ended October 31, 2022
A	$20.63	$0.03	$(1.84)	$(1.81)	$—	$(2.90)	$(2.90)	$15.92	(10.46)%	$107,826	1.17%	1.17%	0.20%	42%
C	20.64	(0.09)	(1.85)	(1.94)	—	(2.90)	(2.90)	15.80	(11.16)	41,486	1.91	1.91	(0.54)	42
I	21.52	0.08	(1.94)	(1.86)	(0.02)	(2.90)	(2.92)	16.74	(10.25)	397,914	0.89	0.89	0.47	42
R3	21.07	(0.03)	(1.88)	(1.91)	—	(2.90)	(2.90)	16.26	(10.75)	1,820	1.52	1.52	(0.15)	42
R4	21.37	0.04	(1.93)	(1.89)	—	(2.90)	(2.90)	16.58	(10.47)	564	1.22	1.16	0.22	42
R5	21.47	0.08	(1.93)	(1.85)	(0.01)	(2.90)	(2.91)	16.71	(10.22)	309	0.92	0.92	0.42	42
Y	21.50	0.08	(1.95)	(1.87)	(0.01)	(2.90)	(2.91)	16.72	(10.29)	60,674	0.91	0.91	0.45	42
F	21.53	0.10	(1.95)	(1.85)	(0.03)	(2.90)	(2.93)	16.75	(10.18)	88,436	0.80	0.80	0.57	42
SDR	21.56	0.10	(1.94)	(1.84)	(0.03)	(2.90)	(2.93)	16.79	(10.12)	34,340	0.81	0.81	0.56	42
For the Year Ended October 31, 2021
A	$14.57	$(0.02)	$6.09	$6.07	$(0.01)	$—	$(0.01)	$20.63	41.71%	$106,982	1.16%	1.16%	(0.10)%	47%
C	14.67	(0.16)	6.13	5.97	—	—	—	20.64	40.70	54,795	1.90	1.90	(0.84)	47
I	15.19	0.03	6.36	6.39	(0.06)	—	(0.06)	21.52	42.13	457,621	0.89	0.89	0.17	47
R3	14.92	(0.09)	6.24	6.15	—	—	—	21.07	41.22	2,157	1.52	1.52	(0.46)	47
R4	15.08	(0.02)	6.31	6.29	—	—	—	21.37	41.71	856	1.22	1.17	(0.11)	47
R5	15.16	0.03	6.33	6.36	(0.05)	—	(0.05)	21.47	42.03	874	0.92	0.92	0.17	47
Y	15.18	0.03	6.34	6.37	(0.05)	—	(0.05)	21.50	42.05	82,958	0.91	0.91	0.15	47
F	15.20	0.05	6.35	6.40	(0.07)	—	(0.07)	21.53	42.23	83,647	0.80	0.80	0.26	47
SDR	15.23	0.05	6.35	6.40	(0.07)	—	(0.07)	21.56	42.14	51,180	0.80	0.80	0.26	47
Hartford Schroders US Small Cap Opportunities Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$29.29	$(0.03)	$4.20	$4.17	$—	$(3.86)	$(3.86)	$29.60	15.26%(5)	$32,006	1.44%(6)	1.27%(6)	(0.23)%(6)	25%
C	28.62	(0.14)	4.09	3.95	—	(3.86)	(3.86)	28.71	14.81 (5)	2,694	2.26 (6)	2.10 (6)	(1.05)(6)	25
I	31.60	(0.01)	4.57	4.56	—	(3.86)	(3.86)	32.30	15.39 (5)	108,465	1.15 (6)	1.10 (6)	(0.06)(6)	25
R3	30.20	(0.09)	4.34	4.25	—	(3.86)	(3.86)	30.59	15.05 (5)	1,229	1.75 (6)	1.65 (6)	(0.61)(6)	25
R4	31.04	(0.05)	4.48	4.43	—	(3.86)	(3.86)	31.61	15.24 (5)	655	1.46 (6)	1.35 (6)	(0.31)(6)	25
R5	31.61	(0.00)(9)	4.57	4.57	—	(3.86)	(3.86)	32.32	15.42 (5)	186	1.16 (6)	1.05 (6)	(0.01)(6)	25
Y	31.64	(0.00)(9)	4.57	4.57	—	(3.86)	(3.86)	32.35	15.41 (5)	5,973	1.15 (6)	1.05 (6)	(0.00)(6)(10)	25
F	31.79	0.01	4.60	4.61	—	(3.86)	(3.86)	32.54	15.47 (5)	13,990	1.04 (6)	0.95 (6)	0.09 (6)	25
SDR	31.84	0.01	4.60	4.61	—	(3.86)	(3.86)	32.59	15.44 (5)	11,618	1.04 (6)	0.95 (6)	0.09 (6)	25
For the Year Ended October 31, 2025
A	$29.30	$(0.07)	$2.04	$1.97	$—	$(1.98)	$(1.98)	$29.29	6.46%	$30,313	1.43%	1.35%	(0.24)%	44%
C	28.88	(0.27)	1.99	1.72	—	(1.98)	(1.98)	28.62	5.64	2,900	2.21	2.10	(0.98)	44
I	31.40	0.00 (9)	2.18	2.18	—	(1.98)	(1.98)	31.60	6.71	107,372	1.13	1.10	0.01	44
R3	30.24	(0.16)	2.10	1.94	—	(1.98)	(1.98)	30.20	6.14	1,117	1.74	1.65	(0.54)	44
R4	30.95	(0.08)	2.15	2.07	—	(1.98)	(1.98)	31.04	6.43	620	1.44	1.35	(0.25)	44
R5	31.39	0.02	2.18	2.20	—	(1.98)	(1.98)	31.61	6.78	261	1.14	1.05	0.05	44
Y	31.42	0.02	2.18	2.20	—	(1.98)	(1.98)	31.64	6.77	8,601	1.13	1.05	0.06	44
F	31.53	0.05	2.19	2.24	—	(1.98)	(1.98)	31.79	6.88	13,529	1.03	0.95	0.16	44
SDR	31.57	0.07	2.18	2.25	—	(1.98)	(1.98)	31.84	6.90	11,451	1.03	0.95	0.22	44
The accompanying notes are an integral part of these financial statements.

63

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US Small Cap Opportunities Fund – (continued)
For the Year Ended October 31, 2024
A	$22.75	$(0.07)	$6.62	$6.55	$—	$—	$—	$29.30	28.79%	$31,604	1.40%	1.35%	(0.24)%	50%
C	22.59	(0.27)	6.56	6.29	—	—	—	28.88	27.84	4,519	2.16	2.10	(0.98)	50
I	24.34	0.01	7.07	7.08	(0.02)	—	(0.02)	31.40	29.11	130,280	1.10	1.10	0.02	50
R3	23.55	(0.15)	6.84	6.69	—	—	—	30.24	28.41	1,226	1.72	1.65	(0.54)	50
R4	24.03	(0.07)	6.99	6.92	—	—	—	30.95	28.80	493	1.42	1.35	(0.24)	50
R5	24.33	0.03	7.07	7.10	(0.04)	—	(0.04)	31.39	29.19	233	1.12	1.05	0.09	50
Y	24.35	0.03	7.08	7.11	(0.04)	—	(0.04)	31.42	29.20	8,710	1.11	1.05	0.10	50
F	24.44	0.05	7.11	7.16	(0.07)	—	(0.07)	31.53	29.31	14,280	1.00	0.95	0.16	50
SDR	24.47	0.04	7.13	7.17	(0.07)	—	(0.07)	31.57	29.31	62,391	1.00	0.95	0.13	50
For the Year Ended October 31, 2023
A	$26.06	$(0.02)	$(3.07)	$(3.09)	$—	$(0.22)	$(0.22)	$22.75	(11.94)%	$27,434	1.39%	1.35%	(0.08)%	42%
C	26.07	(0.21)	(3.05)	(3.26)	—	(0.22)	(0.22)	22.59	(12.59)	4,529	2.14	2.10	(0.83)	42
I	27.79	0.05	(3.28)	(3.23)	—	(0.22)	(0.22)	24.34	(11.70)	156,580	1.09	1.09	0.17	42
R3	27.05	(0.11)	(3.17)	(3.28)	—	(0.22)	(0.22)	23.55	(12.21)	1,234	1.71	1.65	(0.39)	42
R4	27.51	(0.02)	(3.24)	(3.26)	—	(0.22)	(0.22)	24.03	(11.93)	578	1.41	1.35	(0.08)	42
R5	27.77	0.06	(3.28)	(3.22)	—	(0.22)	(0.22)	24.33	(11.67)	640	1.11	1.05	0.21	42
Y	27.79	0.06	(3.28)	(3.22)	—	(0.22)	(0.22)	24.35	(11.66)	26,336	1.10	1.05	0.22	42
F	27.87	0.09	(3.30)	(3.21)	—	(0.22)	(0.22)	24.44	(11.59)	13,531	0.99	0.95	0.32	42
SDR	27.90	0.09	(3.30)	(3.21)	—	(0.22)	(0.22)	24.47	(11.58)	25,262	1.00	0.95	0.32	42
For the Year Ended October 31, 2022
A	$33.48	$(0.08)	$(3.65)	$(3.73)	$—	$(3.69)	$(3.69)	$26.06	(12.56)%	$32,403	1.37%	1.35%	(0.30)%	38%
C	33.73	(0.29)	(3.68)	(3.97)	—	(3.69)	(3.69)	26.07	(13.24)	6,440	2.13	2.10	(1.05)	38
I	35.38	(0.01)	(3.89)	(3.90)	—	(3.69)	(3.69)	27.79	(12.35)	179,554	1.09	1.09	(0.04)	38
R3	34.71	(0.17)	(3.80)	(3.97)	—	(3.69)	(3.69)	27.05	(12.83)	989	1.70	1.65	(0.59)	38
R4	35.14	(0.09)	(3.85)	(3.94)	—	(3.69)	(3.69)	27.51	(12.57)	636	1.41	1.35	(0.29)	38
R5	35.34	—	(3.88)	(3.88)	—	(3.69)	(3.69)	27.77	(12.30)	455	1.11	1.05	—	38
Y	35.37	—	(3.89)	(3.89)	—	(3.69)	(3.69)	27.79	(12.32)	34,407	1.10	1.05	—	38
F	35.42	0.03	(3.89)	(3.86)	—	(3.69)	(3.69)	27.87	(12.21)	16,017	0.99	0.95	0.10	38
SDR	35.46	0.03	(3.90)	(3.87)	—	(3.69)	(3.69)	27.90	(12.23)	37,043	0.99	0.95	0.11	38
For the Year Ended October 31, 2021
A	$23.20	$(0.11)	$10.39	$10.28	$—	$—	$—	$33.48	44.31%	$38,561	1.38%	1.35%	(0.34)%	56%
C	23.54	(0.34)	10.53	10.19	—	—	—	33.73	43.29	8,574	2.12	2.10	(1.09)	56
I	24.45	(0.02)	10.97	10.95	(0.02)	—	(0.02)	35.38	44.78	219,197	1.08	1.07	(0.06)	56
R3	24.11	(0.21)	10.81	10.60	—	—	—	34.71	43.97	1,379	1.70	1.63	(0.64)	56
R4	24.35	(0.11)	10.90	10.79	—	—	—	35.14	44.31	739	1.40	1.35	(0.34)	56
R5	24.44	(0.02)	10.95	10.93	(0.03)	—	(0.03)	35.34	44.75	687	1.10	1.05	(0.06)	56
Y	24.46	(0.01)	10.95	10.94	(0.03)	—	(0.03)	35.37	44.75	38,267	1.09	1.05	(0.05)	56
F	24.49	0.02	10.97	10.99	(0.06)	—	(0.06)	35.42	44.92	17,664	0.99	0.95	0.06	56
SDR	24.52	0.02	10.98	11.00	(0.06)	—	(0.06)	35.46	44.91	34,111	0.99	0.95	0.06	56
The accompanying notes are an integral part of these financial statements.

64

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$42.26	$(0.19)	$5.17	$4.98	$—	$(3.58)	$(3.58)	$43.66	12.52%(5)	$167,167	1.40%(6)	1.39%(6)	(0.96)%(6)	38%
C	44.00	(0.36)	5.37	5.01	—	(3.58)	(3.58)	45.43	12.06 (5)	1,297	2.17 (6)	2.17 (6)	(1.73)(6)	38
I	46.92	(0.14)	5.78	5.64	—	(3.58)	(3.58)	48.98	12.69 (5)	32,956	1.06 (6)	1.06 (6)	(0.63)(6)	38
R3	40.57	(0.23)	4.95	4.72	—	(3.58)	(3.58)	41.71	12.39 (5)	6,221	1.63 (6)	1.62 (6)	(1.19)(6)	38
R4	45.37	(0.20)	5.58	5.38	—	(3.58)	(3.58)	47.17	12.54 (5)	5,586	1.34 (6)	1.34 (6)	(0.91)(6)	38
R5	50.66	(0.15)	6.27	6.12	—	(3.58)	(3.58)	53.20	12.70 (5)	849	1.04 (6)	1.04 (6)	(0.60)(6)	38
R6	52.30	(0.12)	6.49	6.37	—	(3.58)	(3.58)	55.09	12.79 (5)	46,900	0.92 (6)	0.92 (6)	(0.49)(6)	38
Y	52.24	(0.14)	6.47	6.33	—	(3.58)	(3.58)	54.99	12.72 (5)	10,697	1.03 (6)	0.99 (6)	(0.56)(6)	38
F	47.47	(0.11)	5.86	5.75	—	(3.58)	(3.58)	49.64	12.78 (5)	33,151	0.92 (6)	0.92 (6)	(0.49)(6)	38
For the Year Ended October 31, 2025
A	$44.74	$(0.35)	$4.31	$3.96	$(0.55)	$(5.89)	$(6.44)	$42.26	8.90%	$157,549	1.41%	1.40%	(0.90)%	92%
C	46.31	(0.68)	4.47	3.79	(0.21)	(5.89)	(6.10)	44.00	8.10	1,276	2.16	2.16	(1.66)	92
I	48.98	(0.23)	4.75	4.52	(0.69)	(5.89)	(6.58)	46.92	9.33	47,204	1.02	1.02	(0.52)	92
R3	43.16	(0.42)	4.16	3.74	(0.44)	(5.89)	(6.33)	40.57	8.68	5,796	1.63	1.61	(1.12)	92
R4	47.57	(0.35)	4.60	4.25	(0.56)	(5.89)	(6.45)	45.37	8.99	5,330	1.33	1.33	(0.83)	92
R5	52.47	(0.29)	5.05	4.76	(0.68)	(5.89)	(6.57)	50.66	9.16	898	1.03	1.03	(0.58)	92
R6	53.90	(0.20)	5.22	5.02	(0.73)	(5.89)	(6.62)	52.30	9.43	42,703	0.91	0.91	(0.42)	92
Y	53.75	(0.24)	5.23	4.99	(0.61)	(5.89)	(6.50)	52.24	9.39	12,573	1.01	0.98	(0.49)	92
F	49.48	(0.18)	4.79	4.61	(0.73)	(5.89)	(6.62)	47.47	9.45	32,458	0.91	0.91	(0.41)	92
For the Year Ended October 31, 2024
A	$35.01	$(0.31)	$11.44	$11.13	$—	$(1.40)	$(1.40)	$44.74	32.54%	$168,088	1.33%	1.32%	(0.73)%	68%
C(13)	37.74	(0.36)	10.33	9.97	—	(1.40)	(1.40)	46.31	31.45	1,576	2.13	2.13	(1.54)	68
I	38.08	(0.17)	12.47	12.30	—	(1.40)	(1.40)	48.98	33.00	51,243	0.96	0.96	(0.37)	68
R3	33.90	(0.39)	11.05	10.66	—	(1.40)	(1.40)	43.16	32.20	5,050	1.58	1.57	(0.98)	68
R4	37.13	(0.30)	12.14	11.84	—	(1.40)	(1.40)	47.57	32.59	8,361	1.27	1.27	(0.68)	68
R5	40.71	(0.19)	13.35	13.16	—	(1.40)	(1.40)	52.47	32.98	16,496	0.97	0.97	(0.38)	68
R6	41.74	(0.13)	13.69	13.56	—	(1.40)	(1.40)	53.90	33.13	35,905	0.87	0.87	(0.27)	68
Y	41.66	(0.15)	13.64	13.49	—	(1.40)	(1.40)	53.75	33.05	33,532	0.97	0.93	(0.31)	68
F	38.42	(0.13)	12.59	12.46	—	(1.40)	(1.40)	49.48	33.13	29,300	0.86	0.86	(0.27)	68
For the Year Ended October 31, 2023
A	$37.07	$(0.22)	$(1.84)	$(2.06)	$—	$—	$—	$35.01	(5.56)%	$141,362	1.32%	1.31%	(0.58)%	53%
C(13)	40.28	(0.56)	(1.98)	(2.54)	—	—	—	37.74	(6.31)	1,276	2.09	2.09	(1.35)	53
I	40.17	(0.08)	(2.01)	(2.09)	—	—	—	38.08	(5.20)	46,723	0.94	0.94	(0.20)	53
R3	35.99	(0.31)	(1.78)	(2.09)	—	—	—	33.90	(5.81)	5,115	1.57	1.56	(0.84)	53
R4	39.30	(0.21)	(1.96)	(2.17)	—	—	—	37.13	(5.52)	7,774	1.26	1.26	(0.53)	53
R5	42.94	(0.08)	(2.15)	(2.23)	—	—	—	40.71	(5.19)	12,394	0.93	0.93	(0.19)	53
R6	43.99	(0.05)	(2.20)	(2.25)	—	—	—	41.74	(5.11)	34,009	0.85	0.85	(0.11)	53
Y	43.94	(0.09)	(2.19)	(2.28)	—	—	—	41.66	(5.19)	103,032	0.95	0.92	(0.19)	53
F	40.50	(0.05)	(2.03)	(2.08)	—	—	—	38.42	(5.14)	25,243	0.85	0.85	(0.13)	53
The accompanying notes are an integral part of these financial statements.

65

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2022
A	$64.88	$(0.30)	$(15.38)	$(15.68)	$—	$(12.13)	$(12.13)	$37.07	(28.75)%	$163,293	1.25%	1.24%	(0.72)%	42%
C(13)	82.68	(0.72)	(17.42)	(18.14)	—	(24.26)	(24.26)	40.28	(29.27)	2,197	1.98	1.98	(1.44)	42
I	69.03	(0.17)	(16.56)	(16.73)	—	(12.13)	(12.13)	40.17	(28.50)	66,150	0.89	0.89	(0.36)	42
R3	63.50	(0.41)	(14.97)	(15.38)	—	(12.13)	(12.13)	35.99	(28.93)	6,107	1.52	1.51	(0.99)	42
R4	67.99	(0.31)	(16.25)	(16.56)	—	(12.13)	(12.13)	39.30	(28.72)	11,684	1.21	1.21	(0.69)	42
R5	72.91	(0.20)	(17.64)	(17.84)	—	(12.13)	(12.13)	42.94	(28.51)	20,591	0.91	0.91	(0.39)	42
R6	74.32	(0.14)	(18.06)	(18.20)	—	(12.13)	(12.13)	43.99	(28.44)	57,807	0.80	0.80	(0.28)	42
Y	74.28	(0.17)	(18.04)	(18.21)	—	(12.13)	(12.13)	43.94	(28.47)	145,027	0.91	0.86	(0.34)	42
F	69.43	(0.13)	(16.67)	(16.80)	—	(12.13)	(12.13)	40.50	(28.42)	27,582	0.80	0.80	(0.28)	42
For the Year Ended October 31, 2021
A	$51.35	$(0.42)	$18.27	$17.85	$—	$(4.32)	$(4.32)	$64.88	35.73%	$256,061	1.18%	1.18%	(0.67)%	48%
C(13)	68.44	(1.10)	23.98	22.88	—	(8.64)	(8.64)	82.68	34.80	8,102	1.89	1.89	(1.37)	48
I	54.23	(0.22)	19.34	19.12	—	(4.32)	(4.32)	69.03	36.21	120,135	0.83	0.83	(0.33)	48
R3	50.47	(0.59)	17.94	17.35	—	(4.32)	(4.32)	63.50	35.34	8,637	1.48	1.47	(0.97)	48
R4	53.64	(0.42)	19.09	18.67	—	(4.32)	(4.32)	67.99	35.74	21,098	1.17	1.17	(0.64)	48
R5	57.10	(0.25)	20.38	20.13	—	(4.32)	(4.32)	72.91	36.15	86,788	0.87	0.87	(0.36)	48
R6	58.07	(0.18)	20.75	20.57	—	(4.32)	(4.32)	74.32	36.31	84,908	0.76	0.76	(0.25)	48
Y	58.07	(0.22)	20.75	20.53	—	(4.32)	(4.32)	74.28	36.24	268,416	0.87	0.81	(0.31)	48
F	54.48	(0.15)	19.42	19.27	—	(4.32)	(4.32)	69.43	36.32	36,439	0.76	0.76	(0.23)	48
Hartford Small Cap Value Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$12.26	$0.08	$2.12	$2.20	$(0.11)	$(0.70)	$(0.81)	$13.65	18.66%(5)	$56,249	1.25%(6)	1.24%(6)	1.35%(6)	33%
C	10.14	0.03	1.75	1.78	(0.02)	(0.70)	(0.72)	11.20	18.22 (5)	1,070	2.06 (6)	2.05 (6)	0.57 (6)	33
I	12.30	0.10	2.13	2.23	(0.15)	(0.70)	(0.85)	13.68	18.88 (5)	15,849	0.92 (6)	0.92 (6)	1.63 (6)	33
R3	12.89	0.07	2.25	2.32	(0.09)	(0.70)	(0.79)	14.42	18.60 (5)	582	1.53 (6)	1.50 (6)	1.09 (6)	33
R4	13.14	0.09	2.30	2.39	(0.13)	(0.70)	(0.83)	14.70	18.82 (5)	284	1.21 (6)	1.20 (6)	1.38 (6)	33
R5	13.12	0.11	2.27	2.38	(0.16)	(0.70)	(0.86)	14.64	18.87 (5)	211	0.89 (6)	0.89 (6)	1.69 (6)	33
R6	13.12	0.12	2.28	2.40	(0.18)	(0.70)	(0.88)	14.64	18.99 (5)	17,700	0.81 (6)	0.80 (6)	1.78 (6)	33
Y	13.09	0.11	2.27	2.38	(0.17)	(0.70)	(0.87)	14.60	18.89 (5)	116,755	0.90 (6)	0.85 (6)	1.71 (6)	33
F	12.29	0.10	2.15	2.25	(0.18)	(0.70)	(0.88)	13.66	19.05 (5)	57,156	0.81 (6)	0.80 (6)	1.65 (6)	33
For the Year Ended October 31, 2025
A	$12.71	$0.16	$(0.05)	$0.11	$(0.17)	$(0.39)	$(0.56)	$12.26	0.58%	$50,266	1.29%	1.28%	1.29%	60%
C	10.58	0.05	(0.02)	0.03	(0.08)	(0.39)	(0.47)	10.14	(0.14)	1,072	2.09	2.05	0.54	60
I	12.75	0.21	(0.06)	0.15	(0.21)	(0.39)	(0.60)	12.30	0.88	7,496	1.01	1.00	1.67	60
R3	13.34	0.14	(0.05)	0.09	(0.15)	(0.39)	(0.54)	12.89	0.35	627	1.56	1.50	1.07	60
R4	13.59	0.17	(0.04)	0.13	(0.19)	(0.39)	(0.58)	13.14	0.63	230	1.26	1.20	1.33	60
R5	13.56	0.21	(0.03)	0.18	(0.23)	(0.39)	(0.62)	13.12	1.00	171	0.94	0.90	1.62	60
R6	13.56	0.23	(0.04)	0.19	(0.24)	(0.39)	(0.63)	13.12	1.10	14,101	0.84	0.80	1.73	60
Y	13.53	0.19	(0.01)	0.18	(0.23)	(0.39)	(0.62)	13.09	1.05	84,429	0.95	0.85	1.50	60
F	12.75	0.22	(0.05)	0.17	(0.24)	(0.39)	(0.63)	12.29	1.01	25,035	0.84	0.80	1.78	60
The accompanying notes are an integral part of these financial statements.

66

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Value Fund – (continued)
For the Year Ended October 31, 2024
A	$9.97	$0.20	$2.90	$3.10	$(0.15)	$(0.21)	$(0.36)	$12.71	31.56%	$54,975	1.32%	1.30%	1.66%	46%
C	8.34	0.10	2.41	2.51	(0.06)	(0.21)	(0.27)	10.58	30.54	1,299	2.13	2.05	1.01	46
I	10.00	0.23	2.91	3.14	(0.18)	(0.21)	(0.39)	12.75	31.96	21,189	1.02	1.00	1.96	46
R3	10.45	0.18	3.04	3.22	(0.12)	(0.21)	(0.33)	13.34	31.29	650	1.60	1.50	1.45	46
R4	10.64	0.22	3.10	3.32	(0.16)	(0.21)	(0.37)	13.59	31.67	179	1.30	1.20	1.72	46
R5	10.62	0.33	3.01	3.34	(0.19)	(0.21)	(0.40)	13.56	32.01	119	1.00	0.90	2.68	46
R6	10.62	0.27	3.09	3.36	(0.21)	(0.21)	(0.42)	13.56	32.14	10,301	0.88	0.80	2.15	46
Y	10.60	0.28	3.06	3.34	(0.20)	(0.21)	(0.41)	13.53	32.04	2,617	0.99	0.85	2.26	46
F	10.00	0.25	2.92	3.17	(0.21)	(0.21)	(0.42)	12.75	32.23	33,353	0.88	0.80	2.13	46
For the Year Ended October 31, 2023
A	$11.40	$0.12	$(0.54)	$(0.42)	$(0.16)	$(0.85)	$(1.01)	$9.97	(4.16)%	$45,431	1.32%	1.30%	1.16%	52%
C	9.69	0.04	(0.46)	(0.42)	(0.08)	(0.85)	(0.93)	8.34	(4.94)	1,496	2.12	2.05	0.42	52
I	11.44	0.16	(0.56)	(0.40)	(0.19)	(0.85)	(1.04)	10.00	(3.94)	17,685	1.01	1.00	1.46	52
R3	11.90	0.11	(0.57)	(0.46)	(0.14)	(0.85)	(0.99)	10.45	(4.35)	531	1.59	1.50	0.98	52
R4	12.10	0.12	(0.56)	(0.44)	(0.17)	(0.85)	(1.02)	10.64	(4.08)	128	1.29	1.20	1.06	52
R5	12.08	0.18	(0.59)	(0.41)	(0.20)	(0.85)	(1.05)	10.62	(3.80)	1,855	0.99	0.90	1.54	52
R6	12.07	0.19	(0.58)	(0.39)	(0.21)	(0.85)	(1.06)	10.62	(3.63)	8,004	0.88	0.80	1.65	52
Y	12.05	0.18	(0.57)	(0.39)	(0.21)	(0.85)	(1.06)	10.60	(3.68)	2,448	0.98	0.85	1.61	52
F	11.43	0.18	(0.55)	(0.37)	(0.21)	(0.85)	(1.06)	10.00	(3.66)	23,870	0.88	0.80	1.69	52
For the Year Ended October 31, 2022
A	$13.36	$0.13	$(1.22)	$(1.09)	$(0.09)	$(0.78)	$(0.87)	$11.40	(8.86)%	$51,422	1.29%	1.28%	1.05%	59%
C	11.48	0.03	(1.04)	(1.01)	—	(0.78)	(0.78)	9.69	(9.54)	1,922	2.10	2.05	0.29	59
I	13.40	0.16	(1.22)	(1.06)	(0.12)	(0.78)	(0.90)	11.44	(8.56)	21,402	0.98	0.98	1.35	59
R3	13.91	0.11	(1.28)	(1.17)	(0.06)	(0.78)	(0.84)	11.90	(9.05)	760	1.57	1.45	0.90	59
R4	14.13	0.16	(1.31)	(1.15)	(0.10)	(0.78)	(0.88)	12.10	(8.79)	42	1.26	1.20	1.29	59
R5	14.10	0.17	(1.27)	(1.10)	(0.14)	(0.78)	(0.92)	12.08	(8.48)	1,756	0.97	0.90	1.36	59
R6	14.10	0.18	(1.28)	(1.10)	(0.15)	(0.78)	(0.93)	12.07	(8.46)	7,821	0.85	0.80	1.48	59
Y	14.07	0.18	(1.28)	(1.10)	(0.14)	(0.78)	(0.92)	12.05	(8.46)	2,887	0.96	0.85	1.53	59
F	13.40	0.19	(1.23)	(1.04)	(0.15)	(0.78)	(0.93)	11.43	(8.46)	38,106	0.85	0.80	1.54	59
For the Year Ended October 31, 2021
A	$8.29	$0.10	$5.06	$5.16	$(0.09)	$—	$(0.09)	$13.36	62.61%	$59,496	1.30%	1.28%	0.78%	60%
C	7.12	(0.00)(9)	4.37	4.37	(0.01)	—	(0.01)	11.48	61.49	3,098	2.09	2.04	0.01	60
I	8.31	0.15	5.06	5.21	(0.12)	—	(0.12)	13.40	63.20	32,905	0.97	0.96	1.12	60
R3	8.62	0.09	5.27	5.36	(0.07)	—	(0.07)	13.91	62.45	931	1.56	1.39	0.69	60
R4	8.76	0.12	5.35	5.47	(0.10)	—	(0.10)	14.13	62.83	53	1.26	1.20	0.88	60
R5	8.74	0.15	5.34	5.49	(0.13)	—	(0.13)	14.10	63.34	24	0.96	0.90	1.12	60
R6	8.74	0.16	5.35	5.51	(0.15)	—	(0.15)	14.10	63.49	1,508	0.85	0.80	1.24	60
Y	8.73	0.17	5.31	5.48	(0.14)	—	(0.14)	14.07	63.26	1,947	0.95	0.85	1.22	60
F	8.31	0.16	5.08	5.24	(0.15)	—	(0.15)	13.40	63.53	76,702	0.84	0.80	1.26	60
The accompanying notes are an integral part of these financial statements.

67

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$21.94	$(0.09)	$2.00	$1.91	$—	$—	$—	$23.85	8.71%(5)	$331,441	1.29%(6)	1.28%(6)	(0.78)%(6)	24%
C	19.55	(0.16)	1.77	1.61	—	—	—	21.16	8.24 (5)	1,249	2.13 (6)	2.13 (6)	(1.63)(6)	24
I	24.53	(0.06)	2.24	2.18	—	—	—	26.71	8.89 (5)	19,381	1.01 (6)	1.01 (6)	(0.50)(6)	24
R3	24.61	(0.14)	2.24	2.10	—	—	—	26.71	8.53 (5)	9,707	1.60 (6)	1.60 (6)	(1.09)(6)	24
R4	27.71	(0.11)	2.52	2.41	—	—	—	30.12	8.70 (5)	8,067	1.29 (6)	1.29 (6)	(0.79)(6)	24
R5	30.77	(0.08)	2.81	2.73	—	—	—	33.50	8.87 (5)	1,471	1.00 (6)	1.00 (6)	(0.49)(6)	24
R6	31.94	(0.06)	2.91	2.85	—	—	—	34.79	8.92 (5)	10,221	0.88 (6)	0.88 (6)	(0.38)(6)	24
Y	31.70	(0.08)	2.90	2.82	—	—	—	34.52	8.90 (5)	3,799	0.98 (6)	0.98 (6)	(0.47)(6)	24
F	24.90	(0.05)	2.27	2.22	—	—	—	27.12	8.92 (5)	279,008	0.88 (6)	0.88 (6)	(0.38)(6)	24
For the Year Ended October 31, 2025
A	$19.87	$(0.14)	$2.21	$2.07	$—	$—	$—	$21.94	10.42%	$320,582	1.30%	1.30%	(0.71)%	71%
C	17.86	(0.28)	1.97	1.69	—	—	—	19.55	9.46	1,330	2.13	2.13	(1.55)	71
I	22.16	(0.09)	2.46	2.37	—	—	—	24.53	10.69	19,145	1.00	1.00	(0.42)	71
R3	22.36	(0.23)	2.48	2.25	—	—	—	24.61	10.06	9,452	1.60	1.60	(1.02)	71
R4	25.11	(0.18)	2.78	2.60	—	—	—	27.71	10.35	7,584	1.30	1.30	(0.72)	71
R5	27.79	(0.12)	3.10	2.98	—	—	—	30.77	10.72	1,274	1.00	1.00	(0.42)	71
R6	28.82	(0.09)	3.21	3.12	—	—	—	31.94	10.83	9,826	0.89	0.89	(0.31)	71
Y	28.64	(0.12)	3.18	3.06	—	—	—	31.70	10.68	3,215	0.99	0.99	(0.41)	71
F	22.46	(0.07)	2.51	2.44	—	—	—	24.90	10.86	262,749	0.89	0.89	(0.30)	71
For the Year Ended October 31, 2024
A	$14.89	$(0.12)	$5.10	$4.98	$—	$—	$—	$19.87	33.45%	$322,034	1.30%	1.29%	(0.62)%	37%
C(13)	13.50	(0.13)	4.49	4.36	—	—	—	17.86	32.30	1,989	2.16	2.16	(1.48)	37
I	16.55	(0.07)	5.68	5.61	—	—	—	22.16	33.90	24,889	0.98	0.98	(0.32)	37
R3	16.80	(0.20)	5.76	5.56	—	—	—	22.36	33.10	10,706	1.60	1.60	(0.93)	37
R4	18.81	(0.15)	6.45	6.30	—	—	—	25.11	33.49	8,539	1.29	1.29	(0.63)	37
R5	20.76	(0.08)	7.11	7.03	—	—	—	27.79	33.86	1,830	1.00	1.00	(0.32)	37
R6	21.50	(0.06)	7.38	7.32	—	—	—	28.82	34.05	9,741	0.88	0.88	(0.22)	37
Y	21.38	(0.07)	7.33	7.26	—	—	—	28.64	33.96	4,499	0.99	0.99	(0.28)	37
F	16.76	(0.05)	5.75	5.70	—	—	—	22.46	34.01	261,708	0.88	0.88	(0.22)	37
For the Year Ended October 31, 2023
A	$16.30	$(0.08)	$(1.33)	$(1.41)	$—	$—	$—	$14.89	(8.59)%	$265,550	1.31%	1.31%	(0.48)%	48%
C(13)	14.90	(0.18)	(1.22)	(1.40)	—	—	—	13.50	(9.40)	2,584	2.14	2.14	(1.28)	48
I	18.06	(0.03)	(1.48)	(1.51)	—	—	—	16.55	(8.36)	22,387	1.00	1.00	(0.16)	48
R3	18.45	(0.14)	(1.51)	(1.65)	—	—	—	16.80	(8.94)	9,054	1.61	1.61	(0.78)	48
R4	20.59	(0.10)	(1.68)	(1.78)	—	—	—	18.81	(8.60)	7,204	1.31	1.31	(0.48)	48
R5	22.66	(0.03)	(1.87)	(1.90)	—	—	—	20.76	(8.38)	2,859	1.01	1.01	(0.15)	48
R6	23.44	(0.02)	(1.92)	(1.94)	—	—	—	21.50	(8.24)	7,199	0.89	0.89	(0.07)	48
Y	23.34	(0.00)(9)	(1.96)	(1.96)	—	—	—	21.38	(8.40)	6,959	1.00	1.00	0.01	48
F	18.27	(0.01)	(1.50)	(1.51)	—	—	—	16.76	(8.26)	215,475	0.89	0.89	(0.06)	48
The accompanying notes are an integral part of these financial statements.

68

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund – (continued)
For the Year Ended October 31, 2022
A	$30.24	$(0.13)	$(7.28)	$(7.41)	$—	$(6.53)	$(6.53)	$16.30	(30.20)%	$319,971	1.27%	1.26%	(0.69)%	90%
C(13)	35.30	(0.28)	(7.06)	(7.34)	—	(13.06)	(13.06)	14.90	(30.76)	4,678	2.10	2.10	(1.54)	90
I	32.69	(0.09)	(8.01)	(8.10)	—	(6.53)	(6.53)	18.06	(30.01)	31,819	0.99	0.99	(0.42)	90
R3	33.41	(0.22)	(8.21)	(8.43)	—	(6.53)	(6.53)	18.45	(30.43)	10,250	1.59	1.59	(1.01)	90
R4	36.39	(0.17)	(9.10)	(9.27)	—	(6.53)	(6.53)	20.59	(30.21)	9,040	1.29	1.29	(0.72)	90
R5	39.26	(0.11)	(9.96)	(10.07)	—	(6.53)	(6.53)	22.66	(30.01)	4,603	0.99	0.99	(0.41)	90
R6	40.33	(0.07)	(10.29)	(10.36)	—	(6.53)	(6.53)	23.44	(29.92)	6,580	0.87	0.87	(0.27)	90
Y	40.25	(0.10)	(10.28)	(10.38)	—	(6.53)	(6.53)	23.34	(30.05)	39,131	0.95	0.95	(0.36)	90
F	32.96	(0.06)	(8.10)	(8.16)	—	(6.53)	(6.53)	18.27	(29.93)	239,580	0.87	0.87	(0.29)	90
For the Year Ended October 31, 2021
A	$25.50	$(0.30)	$7.82	$7.52	$—	$(2.78)	$(2.78)	$30.24	30.50%	$502,923	1.23%	1.22%	(1.02)%	123%
C(13)	31.94	(0.66)	9.58	8.92	—	(5.56)	(5.56)	35.30	29.39	9,324	2.05	2.05	(1.85)	123
I	27.31	(0.25)	8.41	8.16	—	(2.78)	(2.78)	32.69	30.84	59,421	0.95	0.95	(0.77)	123
R3	28.02	(0.45)	8.62	8.17	—	(2.78)	(2.78)	33.41	30.04	15,527	1.57	1.57	(1.37)	123
R4	30.22	(0.38)	9.33	8.95	—	(2.78)	(2.78)	36.39	30.46	15,320	1.26	1.26	(1.06)	123
R5	32.33	(0.30)	10.01	9.71	—	(2.78)	(2.78)	39.26	30.85	6,782	0.97	0.97	(0.78)	123
R6	33.12	(0.28)	10.27	9.99	—	(2.78)	(2.78)	40.33	30.97	5,954	0.85	0.85	(0.69)	123
Y	33.07	(0.29)	10.25	9.96	—	(2.78)	(2.78)	40.25	30.92	45,590	0.91	0.91	(0.72)	123
F	27.49	(0.21)	8.46	8.25	—	(2.78)	(2.78)	32.96	30.98	333,061	0.85	0.85	(0.65)	123

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes in-kind transactions (See Note 12 in the Notes to Financial Statements).
(8)
The “Net Realized and Unrealized Gain (Loss) on Investments” and “Total from Net Investment Income” for Classes I, R4 and R5 shares have been updated since the October 31, 2021
Annual Report to reflect a non-material change of $0.01 to these amounts.

(9)	Amount is less than $0.01 per share.
(10)	Amount is less than 0.01%.
(11)
The expense ratio includes expenses associated with The Hartford Growth Opportunities Fund’s shareholder meeting held on December 13, 2023, which was ultimately adjourned until January 23, 2024. If these expenses were excluded, the ratios would have been as follows: 1.07% (Class A), 1.89% (Class C), 0.83% (Class I), 1.44% (Class R3), 1.13%
(Class R4), 0.83% (Class R5), 0.73% (Class R6), 0.81% (Class Y) and 0.73% (Class F).

(12)	Per share amounts have been adjusted for a 4 for 1 reverse share split on September 13, 2024 (See Note 14 in the Notes to Financial Statements).
(13)	Per share amounts have been adjusted for a 2 for 1 reverse share split on September 13, 2024 (See Note 14 in the Notes to Financial Statements).
(14)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(15)	Commenced operations on June 22, 2022.
The accompanying notes are an integral part of these financial statements.

69

Hartford Domestic Equity Funds
 Notes to Financial Statements
 April 30, 2026 (Unaudited)

1.
Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and twelve series, respectively, as of April 30, 2026. Financial statements for the series of each Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
The Hartford Mutual Funds, Inc.:	Classes
The Hartford Capital Appreciation Fund (the "Capital Appreciation Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Core Equity Fund (the "Core Equity Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Dividend and Growth Fund (the "Dividend and Growth Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Equity Income Fund (the "Equity Income Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Healthcare Fund (the "Healthcare Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford MidCap Fund (the "MidCap Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford MidCap Value Fund (the "MidCap Value Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Small Cap Value Fund (the "Small Cap Value Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Small Company Fund (the "Small Company Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Mutual Funds II, Inc.:
The Hartford Growth Opportunities Fund (the "Growth Opportunities Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Schroders US MidCap Opportunities Fund (the "US MidCap Opportunities Fund")	A, C, I, R3, R4, R5, Y, F and SDR
Hartford Schroders US Small Cap Opportunities Fund (the "US Small Cap Opportunities Fund")	A, C, I, R3, R4, R5, Y, F and SDR
The Hartford Small Cap Growth Fund (the "Small Cap Growth Fund")	A, C, I, R3, R4, R5, R6, Y and F
Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y, F and SDR shares do not have a sales charge.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services.

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Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order

71

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements. As of April 30, 2026, there were no repurchase agreements purchased through joint trading accounts.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business  on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the

72

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
h)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2026.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange.

73

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2026, each of Capital Appreciation Fund and Core Equity Fund had used futures contracts.
b)
Additional Derivative Instrument Information:
Capital Appreciation Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$862,562	$—	$862,562
Total	$—	$—	$—	$862,562	$—	$862,562

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(1,129,932)	$—	$(1,129,932)
Total	$—	$—	$—	$(1,129,932)	$—	$(1,129,932)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$195,719	$—	$195,719
Total	$—	$—	$—	$195,719	$—	$195,719
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	264
Core Equity Fund
The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(780,600)	$—	$(780,600)
Total	$—	$—	$—	$(780,600)	$—	$(780,600)

74

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Core Equity Fund – (continued)
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	39
c)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2026:
Capital Appreciation Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$862,562	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	862,562	—
Derivatives not subject to a MNA	(862,562)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.

75

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2026. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
Management evaluated each Fund's investments in foreign markets for the current tax year. As of April 30, 2026, the Funds have not incurred foreign income tax payments that met the disclosure threshold.
b)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2025 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Small Company Fund	$82,771,142	$—
During the year ended October 31, 2025, Growth Opportunities Fund utilized $36,591,279 and Small Company Fund utilized $33,154,186 of prior year capital loss carryforwards.
The Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, US MidCap Opportunities Fund, US Small Cap Opportunities Fund, Small Cap Growth Fund and Small Cap Value Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2025.
During the year ended October 31, 2025, Growth Opportunities Fund deferred $27,495,480, Healthcare Fund deferred $1,232,046, US Small Cap Opportunities Fund deferred $17,070, Small Cap Growth Fund deferred $1,864,855 and Small Company Fund deferred $3,366,204 late year ordinary losses.
c)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2026 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Appreciation Fund	$4,056,827,879	$2,055,053,112	$(115,568,783)	$1,939,484,329
Core Equity Fund	6,120,995,545	5,546,727,303	(223,425,834)	5,323,301,469
Dividend and Growth Fund	12,416,698,617	6,228,155,026	(365,506,920)	5,862,648,106
Equity Income Fund	4,077,920,575	1,033,131,323	(180,375,702)	852,755,621
Growth Opportunities Fund	3,852,869,723	2,891,136,682	(144,587,690)	2,746,548,992
Healthcare Fund	507,612,887	240,908,440	(28,414,524)	212,493,916
MidCap Fund	2,770,002,785	1,008,575,639	(271,036,961)	737,538,678
MidCap Value Fund	944,423,913	256,106,332	(11,605,611)	244,500,721
US MidCap Opportunities Fund	711,073,330	318,220,342	(31,380,993)	286,839,349
US Small Cap Opportunities Fund	123,659,760	61,325,487	(5,570,405)	55,755,082
Small Cap Growth Fund	221,690,609	101,643,403	(11,524,694)	90,118,709
Small Cap Value Fund	243,680,311	51,352,912	(17,693,427)	33,659,485
Small Company Fund	475,228,025	223,818,490	(31,397,396)	192,421,094
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund's investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund.  HFMC has entered into sub-advisory agreements with each of Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (“SIMNA”).  Wellington Management serves as a sub-adviser to each of Capital Appreciation Fund, Core Equity Fund, Dividend

76

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

and Growth Fund, Equity Income Fund, Growth Opportunities Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, Small Cap Growth Fund, Small Cap Value Fund and Small Company Fund (each a “Wellington Sub-Advised Fund” and collectively, the “Wellington Sub-Advised Funds”). Wellington Management performs the daily investment of the assets for the Wellington Sub-Advised Funds. SIMNA serves as the sub-adviser to each of US MidCap Opportunities Fund and US Small Cap Opportunities Fund (each a “Schroders Sub-Advised Fund” and collectively, the “Schroders Sub-Advised Funds”). SIMNA performs the daily investment of the assets for the Schroders Sub-Advised Funds. HFMC pays a sub-advisory fee to the respective sub-adviser out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2026; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion
Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion
Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion
Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion
MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
US MidCap Opportunities Fund	0.7500% on first $1 billion and;
0.7000% on next $1.5 billion and;
0.6500% on next $2.5 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion

77

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Fund	Management Fee Rates
US Small Cap Opportunities Fund	0.9000% on first $1 billion and;
0.8900% on next $4 billion and;
0.8800% on next $5 billion and;
0.8700% over $10 billion
Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
Small Cap Value Fund	0.7000% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2026, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) through February 28, 2027 (unless the applicable Board of Directors approves its earlier termination) as follows for the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
US Small Cap Opportunities Fund	1.27%	2.10%	1.10%	1.65%	1.35%	1.05%	N/A	1.05%	0.95%	0.95%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%	N/A
From November 1, 2025 through February 27, 2026, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) as follows for the following Fund:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
US Small Cap Opportunities Fund	1.35%	2.10%	1.10%	1.65%	1.35%	1.05%	1.05%	0.95%	0.95%
d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2026, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The impacted annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the six-month period ended April 30, 2026 is as follows: Capital Appreciation Fund Class I (0.79%) and Class F (0.69%), Growth Opportunities Fund Class Y (0.83%),

78

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

MidCap Fund Class C (1.96%), MidCap Value Fund Class R5 (0.85%), Small Cap Growth Fund Class C (2.16%), Class R4 (1.33%) and Class R5 (1.03%) and Small Company Fund Class I (1.00%) and Class Y (0.97%). The amount of fees recaptured by the other Funds did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2026, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$448,659	$2,321
Core Equity Fund	540,045	20,789
Dividend and Growth Fund	957,805	8,619
Equity Income Fund	328,141	4,922
Growth Opportunities Fund	746,956	5,416
Healthcare Fund	40,149	421
MidCap Fund	156,877	2,457
MidCap Value Fund	94,104	2,308
US MidCap Opportunities Fund	77,983	607
US Small Cap Opportunities Fund	5,938	334
Small Cap Growth Fund	18,364	579
Small Cap Value Fund	11,358	104
Small Company Fund	59,727	962
The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable share class of the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors and Officers – For the six-month period ended April 30, 2026, the remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of each Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2026, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds

79

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Management Group, Inc. ("HFMG"), allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.250%
Class C	0.250%
Class I	0.200%
Class R3	0.220%
Class R4	0.170%
Class R5	0.120%
Class R6	0.004%
Class Y	0.110%
Class F	0.004%
Class SDR	0.004%
Effective February 27, 2026, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below through February 28, 2027, unless the applicable Board of Directors approves its earlier termination.
Fund	Class A	Class I	Class Y
Core Equity Fund	N/A	0.095%	N/A
Dividend and Growth Fund	N/A	0.108%	N/A
Growth Opportunities Fund	N/A	0.103%	N/A
Small Cap Growth Fund	0.234%	N/A	0.079%
From November 1, 2025 through February 27, 2026, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class I	Class Y
Core Equity Fund	0.093%	N/A
Dividend and Growth Fund	0.103%	N/A
Equity Income Fund	0.109%	N/A
Small Cap Growth Fund	N/A	0.074%

Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2026, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Capital Appreciation Fund	0.10%	0.17%	0.10%	0.22%	0.16%	0.12%	0.00%*	0.11%	0.00%*	N/A
Core Equity Fund	0.09%	0.11%	0.09%	0.22%	0.17%	0.12%	0.00%*	0.10%	0.00%*	N/A
Dividend and Growth Fund	0.08%	0.11%	0.10%	0.22%	0.17%	0.11%	0.00%*	0.11%	0.00%*	N/A
Equity Income Fund	0.08%	0.11%	0.11%	0.22%	0.16%	0.10%	0.00%*	0.10%	0.00%*	N/A
Growth Opportunities Fund	0.09%	0.14%	0.11%	0.22%	0.17%	0.12%	0.00%*	0.10%	0.00%*	N/A
Healthcare Fund	0.13%	0.21%	0.11%	0.20%	0.14%	0.12%	0.00%*	0.11%	0.00%*	N/A
MidCap Fund	0.14%	0.20%	0.13%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
MidCap Value Fund	0.13%	0.25%	0.04%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
US MidCap Opportunities Fund	0.10%	0.14%	0.12%	0.20%	0.17%	0.11%	N/A	0.11%	0.00%*	0.00%*
US Small Cap Opportunities Fund	0.16%	0.22%	0.11%	0.21%	0.17%	0.12%	N/A	0.11%	0.00%*	0.00%*
Small Cap Growth Fund	0.23%	0.25%	0.14%	0.22%	0.17%	0.12%	0.00%*	0.08%	0.00%*	N/A
Small Cap Value Fund	0.19%	0.25%	0.12%	0.22%	0.15%	0.08%	0.00%*	0.09%	0.00%*	N/A
Small Company Fund	0.16%	0.25%	0.13%	0.22%	0.16%	0.12%	0.00%*	0.10%	0.00%*	N/A

*	Percentage rounds to zero.

80

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2026.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Capital Appreciation Fund	$5,954,528	$6,075,450	$—
Core Equity Fund	62,202,201	—	63,520,600 (2)
Dividend and Growth Fund	78,397,899	67,868,011	12,231,562 (2)
Equity Income Fund	49,645,202	51,718,390	—
Growth Opportunities Fund	82,709,567	—	84,462,628 (2)
Healthcare Fund	5,128,318	1,467,300	3,882,328 (2)
MidCap Fund	51,785,364	1,595,772	51,330,898 (2)
MidCap Value Fund	10,451,147	10,676,533	—
US MidCap Opportunities Fund	17,966,032	18,382,564	—
US Small Cap Opportunities Fund	6,971,605	6,425,147	721,055 (2)
Small Cap Growth Fund	13,241,390	7,349,003	6,258,560 (2)
Small Cap Value Fund	12,626,309	12,452,654	461,615 (2)
Small Company Fund	6,672,702	4,800,420	2,027,216 (2)

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

(2)	The non-cash collateral consisted of U.S. Government securities.

81

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

9.
Affiliate Holdings:
As of April 30, 2026, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
MidCap Value Fund	—	—	—	0%*	—	—	0%*	—	—	N/A
US MidCap Opportunities Fund	—	—	—	—	0%*	0%*	N/A	—	—	—
US Small Cap Opportunities Fund	—	—	—	—	—	0%*	N/A	—	—	—
Small Cap Value Fund	—	—	—	—	0%*	10%	—	—	—	N/A

*	Percentage rounds to zero.

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
MidCap Value Fund	—	—	—	0%*	—	—	0%*	—	—	N/A
US MidCap Opportunities Fund	—	—	—	—	0%*	0%*	N/A	—	—	—
US Small Cap Opportunities Fund	—	—	—	—	—	0%*	N/A	—	—	—
Small Cap Value Fund	—	—	—	—	0%*	0%*	—	—	—	N/A

*	Percentage rounds to zero.
As of April 30, 2026, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
Capital Appreciation Fund	8%
Core Equity Fund	3%
Dividend and Growth Fund	4%
Equity Income Fund	4%
Growth Opportunities Fund	3%
MidCap Fund	1%
MidCap Value Fund	1%
Small Cap Growth Fund	9%
Small Cap Value Fund	12%
Small Company Fund	7%

*	As of April 30, 2026, affiliated funds of funds and the 529 plan were invested in Class F shares.

82

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

10.
Investment Transactions:
For the six-month period ended April 30, 2026, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund(1)	$2,670,149,402	$2,614,526,879	$2,670,149,402	$2,614,526,879
Core Equity Fund	2,233,033,116	2,938,912,661	2,233,033,116	2,938,912,661
Dividend and Growth Fund	5,279,746,676	6,616,657,539	5,279,746,676	6,616,657,539
Equity Income Fund	1,605,969,656	1,980,145,320	1,605,969,656	1,980,145,320
Growth Opportunities Fund	1,997,472,183	2,322,624,224	1,997,472,183	2,322,624,224
Healthcare Fund	201,530,491	311,366,941	201,530,491	311,366,941
MidCap Fund	910,699,564	1,709,812,928	910,699,564	1,709,812,928
MidCap Value Fund	977,976,211	1,053,282,642	977,976,211	1,053,282,642
US MidCap Opportunities Fund	289,090,470	387,608,866	289,090,470	387,608,866
US Small Cap Opportunities Fund	42,959,017	67,196,615	42,959,017	67,196,615
Small Cap Growth Fund	111,783,597	149,613,954	111,783,597	149,613,954
Small Cap Value Fund	121,580,331	72,601,299	121,580,331	72,601,299
Small Company Fund	151,573,842	174,099,223	151,573,842	174,099,223

(1)	Excludes in-kind transactions (See Note 12 in the Notes to Financial Statements).
11.
Capital Share Transactions:
The following information is for the six-month period ended April 30, 2026 and the year ended October 31, 2025:
	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Capital Appreciation Fund
Class A
Shares Sold	889,990	$39,408,973	1,746,787	$75,616,460
Shares Issued for Reinvested Dividends	6,853,509	307,313,777	10,476,417	464,458,146
Shares Redeemed	(7,384,720)	(327,663,236)	(14,185,126)	(613,212,206)
Net Increase (Decrease)	358,779	19,059,514	(1,961,922)	(73,137,600)
Class C
Shares Sold	57,942	$1,426,852	214,625	$5,443,397
Shares Issued for Reinvested Dividends	228,169	5,633,497	354,212	9,145,045
Shares Redeemed	(487,147)	(11,879,362)	(751,161)	(18,893,225)
Net Increase (Decrease)	(201,036)	(4,819,013)	(182,324)	(4,304,783)
Class I
Shares Sold	550,348	$24,715,501	1,419,893	$62,376,700
Shares Issued for Reinvested Dividends	723,519	32,794,865	1,109,618	49,672,814
Shares Redeemed	(1,320,184)	(59,211,189)	(2,912,422)	(126,853,640)
Net Increase (Decrease)	(46,317)	(1,700,823)	(382,911)	(14,804,126)
Class R3
Shares Sold	18,999	$991,244	47,852	$2,438,192
Shares Issued for Reinvested Dividends	29,019	1,542,917	47,178	2,455,003
Shares Redeemed	(61,432)	(3,237,701)	(139,544)	(7,121,538)
Net Increase (Decrease)	(13,414)	(703,540)	(44,514)	(2,228,343)
Class R4
Shares Sold	11,446	$638,223	37,836	$2,103,560
Shares Issued for Reinvested Dividends	19,132	1,086,297	32,775	1,811,789
Shares Redeemed	(21,237)	(1,178,868)	(202,426)	(11,331,362)
Net Increase (Decrease)	9,341	545,652	(131,815)	(7,416,013)
Class R5
Shares Sold	21,700	$1,284,333	40,450	$2,289,519
Shares Issued for Reinvested Dividends	17,533	1,027,899	27,914	1,590,710
Shares Redeemed	(61,861)	(3,597,193)	(97,966)	(5,579,550)
Net Increase (Decrease)	(22,628)	(1,284,961)	(29,602)	(1,699,321)

83

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	39,833	$2,376,111	48,781	$2,730,573
Shares Issued for Reinvested Dividends	28,961	1,714,723	42,254	2,429,922
Shares Redeemed	(38,393)	(2,224,430)	(99,033)	(5,565,806)
Net Increase (Decrease)	30,401	1,866,404	(7,998)	(405,311)
Class Y
Shares Sold	10,103	$600,132	24,003	$1,363,943
Shares Issued for Reinvested Dividends	21,532	1,275,920	37,222	2,142,855
Shares Redeemed	(42,078)	(2,469,684)	(124,833)	(6,990,115)
Net Increase (Decrease)	(10,443)	(593,632)	(63,608)	(3,483,317)
Class F(1)
Shares Sold	13,862,854	$621,616,554	2,076,497	$86,539,429
Shares Issued for Reinvested Dividends	1,133,646	51,394,736	1,675,909	75,015,704
Shares Redeemed	(14,826,290)	(663,836,199)	(3,880,837)	(168,335,275)
Net Increase (Decrease)	170,210	9,175,091	(128,431)	(6,780,142)
Total Net Increase (Decrease)	274,893	$21,544,692	(2,933,125)	$(114,258,956)

Core Equity Fund
Class A
Shares Sold	1,599,313	$87,856,717	3,520,549	$190,326,709
Shares Issued for Reinvested Dividends	4,008,524	218,056,416	2,925,023	158,961,558
Shares Redeemed	(3,972,794)	(218,916,882)	(5,545,778)	(301,037,549)
Net Increase (Decrease)	1,635,043	86,996,251	899,794	48,250,718
Class C
Shares Sold	154,729	$7,394,599	405,457	$19,320,947
Shares Issued for Reinvested Dividends	725,042	34,185,731	611,358	29,363,523
Shares Redeemed	(1,215,005)	(57,937,949)	(2,227,637)	(106,944,067)
Net Increase (Decrease)	(335,234)	(16,357,619)	(1,210,822)	(58,259,597)
Class I
Shares Sold	3,217,954	$179,970,314	7,967,575	$432,401,917
Shares Issued for Reinvested Dividends	5,788,018	316,726,013	4,660,820	254,445,285
Shares Redeemed	(10,711,231)	(594,306,571)	(16,624,880)	(902,608,381)
Net Increase (Decrease)	(1,705,259)	(97,610,244)	(3,996,485)	(215,761,179)
Class R3
Shares Sold	50,656	$2,814,881	181,059	$9,981,290
Shares Issued for Reinvested Dividends	92,919	5,143,079	79,481	4,390,871
Shares Redeemed	(162,968)	(9,241,995)	(381,968)	(21,366,013)
Net Increase (Decrease)	(19,393)	(1,284,035)	(121,428)	(6,993,852)
Class R4
Shares Sold	57,812	$3,324,304	222,415	$12,669,752
Shares Issued for Reinvested Dividends	208,225	11,843,796	162,331	9,176,503
Shares Redeemed	(611,357)	(35,058,971)	(505,992)	(28,608,872)
Net Increase (Decrease)	(345,320)	(19,890,871)	(121,246)	(6,762,617)
Class R5
Shares Sold	55,652	$3,122,976	226,114	$12,400,232
Shares Issued for Reinvested Dividends	170,584	9,435,743	235,429	12,979,007
Shares Redeemed	(1,093,310)	(65,075,328)	(919,953)	(50,701,661)
Net Increase (Decrease)	(867,074)	(52,516,609)	(458,410)	(25,322,422)
Class R6
Shares Sold	1,837,697	$102,862,708	6,388,415	$371,756,862
Shares Issued for Reinvested Dividends	2,507,658	139,644,113	1,855,876	102,890,374
Shares Redeemed	(5,264,689)	(294,854,366)	(7,898,657)	(438,761,196)
Net Increase (Decrease)	(919,334)	(52,347,545)	345,634	35,886,040
Class Y
Shares Sold	240,735	$13,578,739	797,632	$43,889,435
Shares Issued for Reinvested Dividends	860,377	47,872,637	686,207	38,023,641
Shares Redeemed	(1,680,752)	(93,779,825)	(2,247,319)	(124,470,478)
Net Increase (Decrease)	(579,640)	(32,328,449)	(763,480)	(42,557,402)

84

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class F
Shares Sold	11,212,508	$619,850,954	18,656,866	$1,015,101,841
Shares Issued for Reinvested Dividends	7,609,455	416,974,197	4,793,766	261,953,903
Shares Redeemed	(7,929,332)	(440,164,569)	(13,391,260)	(734,140,046)
Net Increase (Decrease)	10,892,631	596,660,582	10,059,372	542,915,698
Total Net Increase (Decrease)	7,756,420	$411,321,461	4,632,929	$271,395,387

Dividend and Growth Fund
Class A
Shares Sold	3,012,194	$106,212,797	6,521,929	$225,559,461
Shares Issued for Reinvested Dividends	16,198,360	562,900,235	14,060,744	485,007,766
Shares Redeemed	(12,071,879)	(425,285,847)	(20,093,740)	(697,158,737)
Net Increase (Decrease)	7,138,675	243,827,185	488,933	13,408,490
Class C
Shares Sold	287,001	$9,542,716	642,561	$21,293,802
Shares Issued for Reinvested Dividends	615,539	20,163,105	568,843	18,607,012
Shares Redeemed	(786,045)	(26,122,997)	(1,781,846)	(58,382,424)
Net Increase (Decrease)	116,495	3,582,824	(570,442)	(18,481,610)
Class I
Shares Sold	11,314,654	$394,118,118	33,723,637	$1,170,793,827
Shares Issued for Reinvested Dividends	13,704,509	472,406,038	13,166,460	450,919,881
Shares Redeemed	(22,783,501)	(794,642,145)	(52,631,680)	(1,796,866,004)
Net Increase (Decrease)	2,235,662	71,882,011	(5,741,583)	(175,152,296)
Class R3
Shares Sold	112,209	$4,058,151	251,463	$8,852,038
Shares Issued for Reinvested Dividends	164,348	5,847,846	140,672	4,952,354
Shares Redeemed	(283,467)	(10,226,355)	(389,003)	(13,714,000)
Net Increase (Decrease)	(6,910)	(320,358)	3,132	90,392
Class R4
Shares Sold	169,543	$6,156,724	285,781	$10,170,794
Shares Issued for Reinvested Dividends	228,441	8,223,175	207,907	7,395,971
Shares Redeemed	(575,992)	(21,121,489)	(505,706)	(17,933,928)
Net Increase (Decrease)	(178,008)	(6,741,590)	(12,018)	(367,163)
Class R5
Shares Sold	277,625	$10,129,528	591,920	$21,303,106
Shares Issued for Reinvested Dividends	238,987	8,658,904	248,321	8,885,919
Shares Redeemed	(516,842)	(18,984,518)	(1,668,224)	(59,444,046)
Net Increase (Decrease)	(230)	(196,086)	(827,983)	(29,255,021)
Class R6
Shares Sold	2,816,032	$102,866,363	6,532,910	$235,310,445
Shares Issued for Reinvested Dividends	3,074,308	111,359,418	2,714,585	97,154,387
Shares Redeemed	(4,605,498)	(169,654,914)	(8,745,595)	(315,217,659)
Net Increase (Decrease)	1,284,842	44,570,867	501,900	17,247,173
Class Y
Shares Sold	674,461	$24,816,928	1,723,949	$62,380,250
Shares Issued for Reinvested Dividends	1,182,051	42,823,173	1,490,550	53,327,341
Shares Redeemed	(1,439,957)	(52,825,217)	(8,669,835)	(307,218,761)
Net Increase (Decrease)	416,555	14,814,884	(5,455,336)	(191,511,170)
Class F
Shares Sold	10,155,961	$354,107,755	25,901,554	$888,424,178
Shares Issued for Reinvested Dividends	21,795,321	750,526,537	19,223,910	657,849,857
Shares Redeemed	(26,858,392)	(938,994,857)	(43,977,539)	(1,517,851,146)
Net Increase (Decrease)	5,092,890	165,639,435	1,147,925	28,422,889
Total Net Increase (Decrease)	16,099,971	$537,059,172	(10,465,472)	$(355,598,316)

85

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Equity Income Fund
Class A
Shares Sold	1,957,043	$40,991,497	4,412,634	$91,757,871
Shares Issued for Reinvested Dividends	10,142,436	207,328,676	8,455,443	174,469,213
Shares Redeemed	(8,695,949)	(181,971,664)	(14,473,847)	(303,124,862)
Net Increase (Decrease)	3,403,530	66,348,509	(1,605,770)	(36,897,778)
Class C
Shares Sold	143,532	$2,987,523	319,928	$6,628,197
Shares Issued for Reinvested Dividends	373,115	7,572,753	352,651	7,220,196
Shares Redeemed	(736,688)	(15,270,191)	(1,481,119)	(30,641,442)
Net Increase (Decrease)	(220,041)	(4,709,915)	(808,540)	(16,793,049)
Class I
Shares Sold	3,844,364	$79,788,004	12,027,334	$249,419,435
Shares Issued for Reinvested Dividends	7,284,442	147,216,975	6,331,182	129,376,639
Shares Redeemed	(12,517,743)	(259,731,044)	(21,107,124)	(436,625,509)
Net Increase (Decrease)	(1,388,937)	(32,726,065)	(2,748,608)	(57,829,435)
Class R3
Shares Sold	72,355	$1,524,204	148,713	$3,136,886
Shares Issued for Reinvested Dividends	109,688	2,249,615	91,702	1,896,814
Shares Redeemed	(128,050)	(2,663,714)	(466,897)	(10,074,636)
Net Increase (Decrease)	53,993	1,110,105	(226,482)	(5,040,936)
Class R4
Shares Sold	113,427	$2,388,108	258,289	$5,481,664
Shares Issued for Reinvested Dividends	156,959	3,227,654	152,446	3,159,715
Shares Redeemed	(192,610)	(4,074,258)	(743,458)	(15,727,323)
Net Increase (Decrease)	77,776	1,541,504	(332,723)	(7,085,944)
Class R5
Shares Sold	226,518	$4,800,575	338,616	$7,149,389
Shares Issued for Reinvested Dividends	213,485	4,431,317	189,053	3,954,130
Shares Redeemed	(340,524)	(7,363,590)	(611,988)	(12,934,778)
Net Increase (Decrease)	99,479	1,868,302	(84,319)	(1,831,259)
Class R6
Shares Sold	900,926	$19,365,774	2,121,571	$45,340,262
Shares Issued for Reinvested Dividends	1,047,969	21,846,545	848,277	17,821,434
Shares Redeemed	(2,392,603)	(51,553,879)	(2,632,638)	(56,130,350)
Net Increase (Decrease)	(443,708)	(10,341,560)	337,210	7,031,346
Class Y
Shares Sold	239,399	$5,138,867	587,416	$12,542,871
Shares Issued for Reinvested Dividends	432,499	9,022,002	400,588	8,413,503
Shares Redeemed	(900,194)	(19,038,909)	(1,725,406)	(36,948,941)
Net Increase (Decrease)	(228,296)	(4,878,040)	(737,402)	(15,992,567)
Class F
Shares Sold	2,951,795	$61,289,637	8,136,064	$169,319,201
Shares Issued for Reinvested Dividends	7,315,256	147,819,191	6,134,660	125,364,578
Shares Redeemed	(8,560,071)	(177,535,812)	(14,256,394)	(296,160,858)
Net Increase (Decrease)	1,706,980	31,573,016	14,330	(1,477,079)
Total Net Increase (Decrease)	3,060,776	$49,785,856	(6,192,304)	$(135,916,701)

Growth Opportunities Fund
Class A
Shares Sold	1,097,515	$68,965,860	2,709,460	$161,039,642
Shares Issued for Reinvested Dividends	3,374,360	218,354,825	—	—
Shares Redeemed	(3,795,937)	(237,785,514)	(6,418,831)	(384,774,130)
Net Increase (Decrease)	675,938	49,535,171	(3,709,371)	(223,734,488)
Class C
Shares Sold	53,445	$3,294,395	136,092	$8,053,657
Shares Issued for Reinvested Dividends	88,055	5,592,362	—	—
Shares Redeemed	(238,798)	(14,614,183)	(534,109)	(31,552,607)
Net Increase (Decrease)	(97,298)	(5,727,426)	(398,017)	(23,498,950)

86

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares Sold	1,007,599	$71,160,480	2,655,376	$175,576,712
Shares Issued for Reinvested Dividends	903,409	65,695,928	—	—
Shares Redeemed	(2,578,295)	(181,436,865)	(4,712,663)	(316,879,132)
Net Increase (Decrease)	(667,287)	(44,580,457)	(2,057,287)	(141,302,420)
Class R3
Shares Sold	39,734	$2,371,067	101,741	$5,920,707
Shares Issued for Reinvested Dividends	40,268	2,533,245	—	—
Shares Redeemed	(90,928)	(5,475,245)	(114,536)	(6,830,437)
Net Increase (Decrease)	(10,926)	(570,933)	(12,795)	(909,730)
Class R4
Shares Sold	39,147	$2,732,930	86,594	$5,666,682
Shares Issued for Reinvested Dividends	39,529	2,846,098	—	—
Shares Redeemed	(242,040)	(17,291,655)	(190,915)	(12,935,431)
Net Increase (Decrease)	(163,364)	(11,712,627)	(104,321)	(7,268,749)
Class R5
Shares Sold	5,329	$410,360	21,757	$1,601,827
Shares Issued for Reinvested Dividends	5,538	445,217	—	—
Shares Redeemed	(31,102)	(2,469,035)	(36,854)	(2,692,953)
Net Increase (Decrease)	(20,235)	(1,613,458)	(15,097)	(1,091,126)
Class R6
Shares Sold	64,146	$5,142,488	118,455	$9,106,564
Shares Issued for Reinvested Dividends	17,307	1,442,015	—	—
Shares Redeemed	(75,035)	(6,046,832)	(163,720)	(12,777,800)
Net Increase (Decrease)	6,418	537,671	(45,265)	(3,671,236)
Class Y
Shares Sold	796,715	$63,169,047	6,369,666	$514,460,556
Shares Issued for Reinvested Dividends	383,090	31,735,127	—	—
Shares Redeemed	(1,010,360)	(80,646,600)	(810,376)	(63,957,830)
Net Increase (Decrease)	169,445	14,257,574	5,559,290	450,502,726
Class F
Shares Sold	1,495,896	$106,429,164	4,548,469	$311,730,651
Shares Issued for Reinvested Dividends	988,130	72,726,397	—	—
Shares Redeemed	(1,881,611)	(134,062,847)	(3,735,805)	(254,159,023)
Net Increase (Decrease)	602,415	45,092,714	812,664	57,571,628
Total Net Increase (Decrease)	495,106	$45,218,229	29,801	$106,597,655

Healthcare Fund
Class A
Shares Sold	222,507	$8,684,007	460,080	$15,913,117
Shares Issued for Reinvested Dividends	480,386	18,456,427	860,285	31,207,131
Shares Redeemed	(1,315,823)	(50,466,289)	(4,226,126)	(146,081,471)
Net Increase (Decrease)	(612,930)	(23,325,855)	(2,905,761)	(98,961,223)
Class C
Shares Sold	11,429	$290,966	33,028	$775,460
Shares Issued for Reinvested Dividends	37,409	943,818	89,031	2,175,914
Shares Redeemed	(146,714)	(3,717,782)	(638,262)	(14,825,547)
Net Increase (Decrease)	(97,876)	(2,482,998)	(516,203)	(11,874,173)
Class I
Shares Sold	347,550	$14,823,086	1,448,729	$56,470,234
Shares Issued for Reinvested Dividends	148,361	6,284,573	251,730	10,016,273
Shares Redeemed	(1,550,884)	(64,575,256)	(2,459,274)	(93,580,525)
Net Increase (Decrease)	(1,054,973)	(43,467,597)	(758,815)	(27,094,018)
Class R3
Shares Sold	21,666	$838,714	61,883	$2,182,131
Shares Issued for Reinvested Dividends	14,518	566,479	23,760	877,234
Shares Redeemed	(77,793)	(3,032,019)	(146,548)	(5,264,941)
Net Increase (Decrease)	(41,609)	(1,626,826)	(60,905)	(2,205,576)

87

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	11,689	$509,949	41,501	$1,645,122
Shares Issued for Reinvested Dividends	6,237	269,831	9,441	383,951
Shares Redeemed	(28,370)	(1,245,512)	(116,981)	(4,818,514)
Net Increase (Decrease)	(10,444)	(465,732)	(66,039)	(2,789,441)
Class R5
Shares Sold	3,548	$166,430	5,286	$220,453
Shares Issued for Reinvested Dividends	767	36,304	1,858	82,220
Shares Redeemed	(11,370)	(539,396)	(82,414)	(3,803,600)
Net Increase (Decrease)	(7,055)	(336,662)	(75,270)	(3,500,927)
Class R6
Shares Sold	35,687	$1,746,744	23,521	$1,020,291
Shares Issued for Reinvested Dividends	3,736	181,066	6,197	280,454
Shares Redeemed	(16,117)	(758,871)	(48,194)	(2,069,553)
Net Increase (Decrease)	23,306	1,168,939	(18,476)	(768,808)
Class Y
Shares Sold	14,289	$695,728	18,139	$786,705
Shares Issued for Reinvested Dividends	7,044	339,601	26,428	1,191,258
Shares Redeemed	(88,806)	(4,289,055)	(454,043)	(19,449,239)
Net Increase (Decrease)	(67,473)	(3,253,726)	(409,476)	(17,471,276)
Class F
Shares Sold	28,456	$1,215,714	72,061	$2,788,304
Shares Issued for Reinvested Dividends	17,530	749,746	35,370	1,419,236
Shares Redeemed	(66,235)	(2,838,323)	(234,615)	(8,954,002)
Net Increase (Decrease)	(20,249)	(872,863)	(127,184)	(4,746,462)
Total Net Increase (Decrease)	(1,889,303)	$(74,663,320)	(4,938,129)	$(169,411,904)

MidCap Fund
Class A
Shares Sold	1,281,138	$26,295,066	2,356,484	$59,546,952
Shares Issued for Reinvested Dividends	16,934,508	345,633,310	4,690,844	125,855,349
Shares Redeemed	(14,876,521)	(315,605,933)	(17,005,853)	(431,910,475)
Net Increase (Decrease)	3,339,125	56,322,443	(9,958,525)	(246,508,174)
Class C
Shares Sold	31,785	$647,205	83,581	$2,165,411
Shares Issued for Reinvested Dividends	559,120	11,411,636	216,056	5,844,305
Shares Redeemed	(820,459)	(16,766,070)	(1,808,497)	(46,229,016)
Net Increase (Decrease)	(229,554)	(4,707,229)	(1,508,860)	(38,219,300)
Class I
Shares Sold	2,286,468	$51,129,341	3,218,033	$86,796,256
Shares Issued for Reinvested Dividends	5,122,189	114,429,691	1,719,473	49,452,037
Shares Redeemed	(8,925,695)	(204,788,647)	(13,160,157)	(357,594,319)
Net Increase (Decrease)	(1,517,038)	(39,229,615)	(8,222,651)	(221,346,026)
Class R3
Shares Sold	104,879	$2,568,240	175,397	$5,190,802
Shares Issued for Reinvested Dividends	292,859	7,245,327	91,173	2,866,479
Shares Redeemed	(271,190)	(6,897,478)	(642,585)	(19,129,524)
Net Increase (Decrease)	126,548	2,916,089	(376,015)	(11,072,243)
Class R4
Shares Sold	108,673	$2,887,223	120,429	$3,881,888
Shares Issued for Reinvested Dividends	162,327	4,467,252	57,949	1,983,599
Shares Redeemed	(193,560)	(5,425,661)	(577,051)	(18,648,843)
Net Increase (Decrease)	77,440	1,928,814	(398,673)	(12,783,356)
Class R5
Shares Sold	36,211	$1,067,727	73,449	$2,562,980
Shares Issued for Reinvested Dividends	153,817	4,579,146	48,433	1,765,395
Shares Redeemed	(121,625)	(3,649,511)	(363,875)	(12,460,982)
Net Increase (Decrease)	68,403	1,997,362	(241,993)	(8,132,607)

88

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	394,390	$12,101,553	762,319	$27,001,724
Shares Issued for Reinvested Dividends	683,306	20,902,322	360,293	13,424,521
Shares Redeemed	(1,737,470)	(52,969,572)	(5,605,133)	(196,055,567)
Net Increase (Decrease)	(659,774)	(19,965,697)	(4,482,521)	(155,629,322)
Class Y
Shares Sold	100,907	$3,037,973	331,750	$11,715,761
Shares Issued for Reinvested Dividends	433,740	13,172,690	244,425	9,060,827
Shares Redeemed	(1,569,283)	(48,128,368)	(3,444,546)	(119,596,773)
Net Increase (Decrease)	(1,034,636)	(31,917,705)	(2,868,371)	(98,820,185)
Class F
Shares Sold	3,918,391	$90,637,051	5,611,380	$151,756,480
Shares Issued for Reinvested Dividends	12,154,328	275,173,980	3,368,691	97,826,798
Shares Redeemed	(12,389,803)	(282,979,886)	(17,787,201)	(490,837,030)
Net Increase (Decrease)	3,682,916	82,831,145	(8,807,130)	(241,253,752)
Total Net Increase (Decrease)	3,853,430	$50,175,607	(36,864,739)	$(1,033,764,965)

MidCap Value Fund
Class A
Shares Sold	912,598	$14,680,924	1,964,973	$30,719,218
Shares Issued for Reinvested Dividends	1,162,989	18,539,062	3,303,616	53,909,032
Shares Redeemed	(2,559,374)	(41,320,016)	(4,530,422)	(70,525,894)
Net Increase (Decrease)	(483,787)	(8,100,030)	738,167	14,102,356
Class C
Shares Sold	16,408	$183,556	25,701	$271,561
Shares Issued for Reinvested Dividends	13,282	141,844	60,917	680,476
Shares Redeemed	(83,409)	(902,062)	(170,336)	(1,810,480)
Net Increase (Decrease)	(53,719)	(576,662)	(83,718)	(858,443)
Class I
Shares Sold	605,342	$9,921,787	10,175,935	$163,709,489
Shares Issued for Reinvested Dividends	507,102	8,230,862	328,119	5,445,813
Shares Redeemed	(1,930,158)	(31,892,914)	(2,105,022)	(32,837,741)
Net Increase (Decrease)	(817,714)	(13,740,265)	8,399,032	136,317,561
Class R3
Shares Sold	18,150	$316,924	50,632	$856,726
Shares Issued for Reinvested Dividends	10,547	182,410	44,446	783,321
Shares Redeemed	(136,613)	(2,326,046)	(80,701)	(1,402,703)
Net Increase (Decrease)	(107,916)	(1,826,712)	14,377	237,344
Class R4
Shares Sold	10,660	$194,593	29,092	$519,420
Shares Issued for Reinvested Dividends	10,129	182,364	28,716	526,285
Shares Redeemed	(101,920)	(1,874,030)	(51,389)	(963,690)
Net Increase (Decrease)	(81,131)	(1,497,073)	6,419	82,015
Class R5
Shares Sold	1,669	$30,931	16,345	$293,082
Shares Issued for Reinvested Dividends	5,451	100,265	15,390	287,952
Shares Redeemed	(5,263)	(97,413)	(31,897)	(575,781)
Net Increase (Decrease)	1,857	33,783	(162)	5,253
Class R6
Shares Sold	30,617	$505,825	73,953	$1,225,199
Shares Issued for Reinvested Dividends	12,038	195,327	30,452	505,708
Shares Redeemed	(39,732)	(639,014)	(80,369)	(1,289,053)
Net Increase (Decrease)	2,923	62,138	24,036	441,854
Class Y
Shares Sold	26,223	$491,986	50,550	$937,885
Shares Issued for Reinvested Dividends	14,343	264,820	44,219	830,480
Shares Redeemed	(21,869)	(414,211)	(134,309)	(2,425,032)
Net Increase (Decrease)	18,697	342,595	(39,540)	(656,667)

89

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class F
Shares Sold	2,197,064	$36,131,397	5,043,039	$79,505,876
Shares Issued for Reinvested Dividends	1,577,194	25,595,956	3,943,089	65,486,678
Shares Redeemed	(3,690,517)	(60,931,167)	(6,623,481)	(106,673,777)
Net Increase (Decrease)	83,741	796,186	2,362,647	38,318,777
Total Net Increase (Decrease)	(1,437,049)	$(24,506,040)	11,421,258	$187,990,050

US MidCap Opportunities Fund
Class A
Shares Sold	1,553,463	$29,138,985	3,191,190	$58,351,210
Shares Issued for Reinvested Dividends	1,121,630	20,421,308	778,468	14,927,182
Shares Redeemed	(1,202,685)	(22,519,370)	(1,934,104)	(35,325,172)
Net Increase (Decrease)	1,472,408	27,040,923	2,035,554	37,953,220
Class C
Shares Sold	38,260	$687,903	93,727	$1,696,706
Shares Issued for Reinvested Dividends	88,368	1,564,109	148,510	2,793,474
Shares Redeemed	(306,000)	(5,573,160)	(1,125,473)	(19,936,184)
Net Increase (Decrease)	(179,372)	(3,321,148)	(883,236)	(15,446,004)
Class I
Shares Sold	1,892,022	$38,174,309	5,029,463	$97,637,278
Shares Issued for Reinvested Dividends	2,034,523	39,495,517	2,038,975	41,380,630
Shares Redeemed	(5,033,506)	(101,269,421)	(10,189,301)	(198,103,495)
Net Increase (Decrease)	(1,106,961)	(23,599,595)	(3,120,863)	(59,085,587)
Class R3
Shares Sold	5,287	$100,552	12,517	$235,760
Shares Issued for Reinvested Dividends	9,353	173,969	7,262	142,331
Shares Redeemed	(2,550)	(48,809)	(13,826)	(261,924)
Net Increase (Decrease)	12,090	225,712	5,953	116,167
Class R4
Shares Sold	865	$16,937	7,301	$138,407
Shares Issued for Reinvested Dividends	2,990	57,335	1,994	40,065
Shares Redeemed	(14,004)	(280,372)	(2,699)	(52,145)
Net Increase (Decrease)	(10,149)	(206,100)	6,596	126,327
Class R5
Shares Sold	11,262	$223,437	22,402	$439,926
Shares Issued for Reinvested Dividends	4,592	88,962	3,060	61,984
Shares Redeemed	(4,629)	(93,599)	(13,820)	(276,340)
Net Increase (Decrease)	11,225	218,800	11,642	225,570
Class Y
Shares Sold	112,086	$2,314,729	121,869	$2,364,715
Shares Issued for Reinvested Dividends	215,352	4,178,327	216,987	4,402,005
Shares Redeemed	(216,162)	(4,312,753)	(835,732)	(16,324,232)
Net Increase (Decrease)	111,276	2,180,303	(496,876)	(9,557,512)
Class F
Shares Sold	971,119	$19,433,382	1,457,078	$28,216,140
Shares Issued for Reinvested Dividends	667,248	12,964,064	550,388	11,175,495
Shares Redeemed	(1,522,740)	(30,991,250)	(1,769,390)	(34,481,408)
Net Increase (Decrease)	115,627	1,406,196	238,076	4,910,227
Class SDR
Shares Sold	251,573	$5,040,278	820,771	$16,009,798
Shares Issued for Reinvested Dividends	282,998	5,512,571	223,393	4,547,007
Shares Redeemed	(374,075)	(7,483,518)	(778,559)	(15,180,584)
Net Increase (Decrease)	160,496	3,069,331	265,605	5,376,221
Total Net Increase (Decrease)	586,640	$7,014,422	(1,937,549)	$(35,381,371)

90

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
US Small Cap Opportunities Fund
Class A
Shares Sold	57,766	$1,644,355	118,130	$3,411,235
Shares Issued for Reinvested Dividends	143,282	3,933,089	69,944	2,134,000
Shares Redeemed	(154,782)	(4,328,323)	(231,794)	(6,558,025)
Net Increase (Decrease)	46,266	1,249,121	(43,720)	(1,012,790)
Class C
Shares Sold	896	$24,413	3,595	$101,648
Shares Issued for Reinvested Dividends	14,098	376,570	10,197	306,110
Shares Redeemed	(22,504)	(619,196)	(68,965)	(1,937,078)
Net Increase (Decrease)	(7,510)	(218,213)	(55,173)	(1,529,320)
Class I
Shares Sold	154,984	$4,705,900	433,199	$13,392,756
Shares Issued for Reinvested Dividends	399,052	11,943,621	236,054	7,754,361
Shares Redeemed	(593,060)	(18,222,800)	(1,421,043)	(43,718,199)
Net Increase (Decrease)	(39,024)	(1,573,279)	(751,790)	(22,571,082)
Class R3
Shares Sold	2,150	$61,922	6,785	$201,961
Shares Issued for Reinvested Dividends	5,055	143,568	2,647	83,493
Shares Redeemed	(3,986)	(116,102)	(12,997)	(372,803)
Net Increase (Decrease)	3,219	89,388	(3,565)	(87,349)
Class R4
Shares Sold	1,111	$33,388	9,624	$284,074
Shares Issued for Reinvested Dividends	2,649	77,678	984	31,829
Shares Redeemed	(2,987)	(89,258)	(6,589)	(199,184)
Net Increase (Decrease)	773	21,808	4,019	116,719
Class R5
Shares Sold	628	$19,188	811	$24,946
Shares Issued for Reinvested Dividends	1,062	31,782	450	14,782
Shares Redeemed	(4,180)	(132,648)	(450)	(12,499)
Net Increase (Decrease)	(2,490)	(81,678)	811	27,229
Class Y
Shares Sold	10,516	$321,940	60,231	$1,815,105
Shares Issued for Reinvested Dividends	23,699	710,248	14,642	481,264
Shares Redeemed	(121,416)	(3,943,081)	(80,249)	(2,563,257)
Net Increase (Decrease)	(87,201)	(2,910,893)	(5,376)	(266,888)
Class F
Shares Sold	32,327	$1,003,852	57,009	$1,726,831
Shares Issued for Reinvested Dividends	53,681	1,617,413	26,855	886,203
Shares Redeemed	(81,589)	(2,518,760)	(111,233)	(3,413,332)
Net Increase (Decrease)	4,419	102,505	(27,369)	(800,298)
Class SDR
Shares Sold	17,310	$544,626	84,006	$2,572,121
Shares Issued for Reinvested Dividends	44,797	1,351,962	48,542	1,604,325
Shares Redeemed	(65,279)	(1,958,091)	(1,748,934)	(57,451,196)
Net Increase (Decrease)	(3,172)	(61,503)	(1,616,386)	(53,274,750)
Total Net Increase (Decrease)	(84,720)	$(3,382,744)	(2,498,549)	$(79,398,529)

Small Cap Growth Fund
Class A
Shares Sold	37,643	$1,527,174	90,796	$3,681,237
Shares Issued for Reinvested Dividends	323,099	12,995,034	563,216	24,011,598
Shares Redeemed	(259,742)	(10,493,983)	(683,352)	(26,374,272)
Net Increase (Decrease)	101,000	4,028,225	(29,340)	1,318,563
Class C
Shares Sold	2,984	$119,606	4,492	$183,175
Shares Issued for Reinvested Dividends	2,478	104,017	4,734	210,744
Shares Redeemed	(5,920)	(240,705)	(14,246)	(563,842)
Net Increase (Decrease)	(458)	(17,082)	(5,020)	(169,923)

91

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares Sold	58,626	$2,649,155	191,132	$8,238,844
Shares Issued for Reinvested Dividends	74,485	3,357,065	144,784	6,830,109
Shares Redeemed	(466,293)	(21,259,620)	(376,040)	(16,209,949)
Net Increase (Decrease)	(333,182)	(15,253,400)	(40,124)	(1,140,996)
Class R3
Shares Sold	10,784	$415,149	36,235	$1,321,661
Shares Issued for Reinvested Dividends	13,181	506,943	17,976	736,410
Shares Redeemed	(17,659)	(683,096)	(28,356)	(1,066,615)
Net Increase (Decrease)	6,306	238,996	25,855	991,456
Class R4
Shares Sold	9,148	$395,515	20,756	$846,488
Shares Issued for Reinvested Dividends	9,277	402,991	24,893	1,137,596
Shares Redeemed	(17,474)	(765,531)	(103,928)	(4,212,022)
Net Increase (Decrease)	951	32,975	(58,279)	(2,227,938)
Class R5
Shares Sold	549	$26,679	6,170	$309,600
Shares Issued for Reinvested Dividends	1,224	59,899	40,314	2,054,247
Shares Redeemed	(3,540)	(174,593)	(343,128)	(16,396,255)
Net Increase (Decrease)	(1,767)	(88,015)	(296,644)	(14,032,408)
Class R6
Shares Sold	102,970	$5,224,871	279,910	$12,857,481
Shares Issued for Reinvested Dividends	56,952	2,884,633	85,466	4,484,346
Shares Redeemed	(124,951)	(6,230,626)	(215,147)	(10,364,779)
Net Increase (Decrease)	34,971	1,878,878	150,229	6,977,048
Class Y
Shares Sold	11,078	$564,774	37,701	$1,756,542
Shares Issued for Reinvested Dividends	13,355	675,486	48,457	2,540,076
Shares Redeemed	(70,614)	(3,688,064)	(469,254)	(23,429,103)
Net Increase (Decrease)	(46,181)	(2,447,804)	(383,096)	(19,132,485)
Class F
Shares Sold	45,491	$2,032,889	343,156	$15,238,744
Shares Issued for Reinvested Dividends	50,615	2,310,595	77,960	3,716,991
Shares Redeemed	(111,985)	(5,269,985)	(329,524)	(14,553,040)
Net Increase (Decrease)	(15,879)	(926,501)	91,592	4,402,695
Total Net Increase (Decrease)	(254,239)	$(12,553,728)	(544,827)	$(23,013,988)

Small Cap Value Fund
Class A
Shares Sold	136,688	$1,736,188	279,017	$3,430,235
Shares Issued for Reinvested Dividends	259,541	3,214,806	180,422	2,409,264
Shares Redeemed	(377,554)	(4,760,772)	(685,046)	(8,386,706)
Net Increase (Decrease)	18,675	190,222	(225,607)	(2,547,207)
Class C
Shares Sold	1,999	$20,871	20,875	$216,995
Shares Issued for Reinvested Dividends	7,429	75,317	5,226	58,479
Shares Redeemed	(19,667)	(201,648)	(43,056)	(422,696)
Net Increase (Decrease)	(10,239)	(105,460)	(16,955)	(147,222)
Class I
Shares Sold	641,822	$8,447,522	555,468	$7,113,637
Shares Issued for Reinvested Dividends	40,432	502,274	85,248	1,137,000
Shares Redeemed	(133,227)	(1,679,565)	(1,692,681)	(19,969,366)
Net Increase (Decrease)	549,027	7,270,231	(1,051,965)	(11,718,729)
Class R3
Shares Sold	1,966	$26,186	7,868	$101,556
Shares Issued for Reinvested Dividends	2,854	37,308	1,888	26,577
Shares Redeemed	(13,067)	(174,565)	(9,902)	(114,623)
Net Increase (Decrease)	(8,247)	(111,071)	(146)	13,510

92

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	809	$10,868	4,075	$54,362
Shares Issued for Reinvested Dividends	1,095	14,591	539	7,700
Shares Redeemed	(65)	(885)	(285)	(3,825)
Net Increase (Decrease)	1,839	24,574	4,329	58,237
Class R5
Shares Sold	681	$9,141	7,945	$107,571
Shares Issued for Reinvested Dividends	858	11,413	382	5,420
Shares Redeemed	(146)	(1,898)	(4,124)	(52,702)
Net Increase (Decrease)	1,393	18,656	4,203	60,289
Class R6
Shares Sold	227,656	$3,076,366	424,276	$5,530,128
Shares Issued for Reinvested Dividends	71,981	956,843	34,420	488,090
Shares Redeemed	(165,358)	(2,254,344)	(143,302)	(1,874,857)
Net Increase (Decrease)	134,279	1,778,865	315,394	4,143,361
Class Y
Shares Sold	1,704,266	$22,708,908	6,725,746	$83,568,396
Shares Issued for Reinvested Dividends	453,541	6,014,953	7,362	104,234
Shares Redeemed	(614,538)	(8,422,079)	(475,018)	(6,299,616)
Net Increase (Decrease)	1,543,269	20,301,782	6,258,090	77,373,014
Class F
Shares Sold	2,145,773	$26,537,483	775,915	$9,652,598
Shares Issued for Reinvested Dividends	163,490	2,025,956	118,360	1,573,364
Shares Redeemed	(160,576)	(2,028,604)	(1,474,271)	(17,705,418)
Net Increase (Decrease)	2,148,687	26,534,835	(579,996)	(6,479,456)
Total Net Increase (Decrease)	4,378,683	$55,902,634	4,707,347	$60,755,797

Small Company Fund
Class A
Shares Sold	440,340	$9,803,464	782,013	$15,561,855
Shares Redeemed	(1,157,027)	(26,191,319)	(2,372,281)	(47,371,160)
Net Increase (Decrease)	(716,687)	(16,387,855)	(1,590,268)	(31,809,305)
Class C
Shares Sold	2,359	$48,752	8,180	$138,369
Shares Redeemed	(11,396)	(231,522)	(51,505)	(929,036)
Net Increase (Decrease)	(9,037)	(182,770)	(43,325)	(790,667)
Class I
Shares Sold	62,054	$1,556,856	121,640	$2,703,054
Shares Redeemed	(116,754)	(2,980,046)	(464,417)	(10,112,607)
Net Increase (Decrease)	(54,700)	(1,423,190)	(342,777)	(7,409,553)
Class R3
Shares Sold	22,173	$557,899	83,253	$1,862,161
Shares Redeemed	(42,865)	(1,088,928)	(177,893)	(3,991,101)
Net Increase (Decrease)	(20,692)	(531,029)	(94,640)	(2,128,940)
Class R4
Shares Sold	20,416	$586,830	29,495	$745,924
Shares Redeemed	(26,302)	(758,976)	(95,942)	(2,371,805)
Net Increase (Decrease)	(5,886)	(172,146)	(66,447)	(1,625,881)
Class R5
Shares Sold	4,058	$131,317	10,993	$316,901
Shares Redeemed	(1,548)	(49,807)	(35,408)	(963,150)
Net Increase (Decrease)	2,510	81,510	(24,415)	(646,249)
Class R6
Shares Sold	44,256	$1,449,570	85,195	$2,482,701
Shares Redeemed	(58,126)	(1,827,007)	(115,588)	(3,478,054)
Net Increase (Decrease)	(13,870)	(377,437)	(30,393)	(995,353)

93

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	16,341	$550,362	13,846	$419,449
Shares Redeemed	(7,683)	(253,369)	(69,567)	(1,924,637)
Net Increase (Decrease)	8,658	296,993	(55,721)	(1,505,188)
Class F
Shares Sold	953,475	$24,000,154	1,911,765	$42,709,884
Shares Redeemed	(1,219,624)	(31,399,492)	(3,008,971)	(67,574,634)
Net Increase (Decrease)	(266,149)	(7,399,338)	(1,097,206)	(24,864,750)
Total Net Increase (Decrease)	(1,075,853)	$(26,095,262)	(3,345,192)	$(71,775,886)

(1)	Includes in-kind redemptions (see Note 12 in the Notes to Financial Statements).
12.
Redemptions In-Kind:
In certain circumstances, a Fund may distribute portfolio securities as payment for redemption of Fund shares. For financial reporting purposes, a Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; a Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital.
During the six-month period ended April 30, 2026, 12,937,764 shares of Class F of the Capital Appreciation Fund were redeemed in-kind. A net realized gain of $141,802,823 on investments for the Capital Appreciation Fund, delivered through the in-kind redemption, is included in realized gain (loss) on the Statements of Operations.
13.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated as of February 27, 2025, as amended on February 26, 2026. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford mutual funds and ETFs) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an applicable margin. The facility also charges a commitment fee. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2026, none of the Funds had borrowings under this facility.
14.
Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
15.
Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
On June 3, 2026, The Hartford and Wellington announced that they had reached a definitive agreement under which Wellington Investment Advisors Holdings, LLP (“WIAH”), Wellington’s corporate parent, will acquire HFMG and certain affiliates (including HFMC). The transaction has been approved by both The Hartford and Wellington and is expected to close in the first quarter of 2027. Following the closing of the above transaction, HFMC or an affiliate will continue to serve as the investment adviser or manager to each Fund contingent upon the approval of the Board of Directors of each Company and each Fund’s shareholders. For more information, please see the supplement to each Fund’s prospectus dated June 3, 2026.

94

Hartford Domestic Equity Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

95

Hartford Domestic Equity Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

96

Hartford Domestic Equity Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by each Company during the period November 1, 2025 through April 30, 2026:
(1) All directors and all members of any advisory board for regular compensation:
        All series of The Hartford Mutual Funds, Inc.: $956,309
        All series of The Hartford Mutual Funds II, Inc.: $259,580
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. paid any remuneration to their officers. The aggregate remuneration paid to the CCO is as follows:
        All series of The Hartford Mutual Funds, Inc.: $49,762
        All series of The Hartford Mutual Funds II, Inc.: $13,548
(4) Each person of whom any officer or director of the Fund is an affiliated person: Not applicable.

97

Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period November 1, 2025 through April 30, 2026.

98

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-DE26 06/26 Printed in the U.S.A.

Hartford Multi-Strategy Funds
Semi-Annual Financial Statements
and Other Information
April 30, 2026 (Unaudited)
◼The Hartford Balanced Income Fund
◼The Hartford Checks and Balances Fund
◼The Hartford Conservative Allocation Fund
◼Hartford Moderate Allocation Fund
◼Hartford Moderately Aggressive Allocation Fund[1]
◼Hartford Multi-Asset Income Fund
◼Hartford Real Asset Fund
◼Hartford Schroders Diversified Opportunities Fund[2]

[1]	Formerly, The Hartford Growth Allocation Fund
[2]	Formerly, Hartford Schroders Diversified Growth Fund

Hartford Multi-Strategy Funds
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
The Hartford Balanced Income Fund	3
The Hartford Checks and Balances Fund	30
The Hartford Conservative Allocation Fund	31
Hartford Moderate Allocation Fund	32
Hartford Moderately Aggressive Allocation Fund	33
Hartford Multi-Asset Income Fund	34
Hartford Real Asset Fund (Consolidated)	61
Hartford Schroders Diversified Opportunities Fund (Consolidated)	65
Glossary	77
Statements of Assets and Liabilities:
The Hartford Balanced Income Fund	78
The Hartford Checks and Balances Fund	78
The Hartford Conservative Allocation Fund	78
Hartford Moderate Allocation Fund	78
Hartford Moderately Aggressive Allocation Fund	80
Hartford Multi-Asset Income Fund	80
Hartford Real Asset Fund (Consolidated)	80
Hartford Schroders Diversified Opportunities Fund (Consolidated)	80
Statements of Operations:
The Hartford Balanced Income Fund	82
The Hartford Checks and Balances Fund	82
The Hartford Conservative Allocation Fund	82
Hartford Moderate Allocation Fund	82
Hartford Moderately Aggressive Allocation Fund	84
Hartford Multi-Asset Income Fund	84
Hartford Real Asset Fund (Consolidated)	84
Hartford Schroders Diversified Opportunities Fund (Consolidated)	84
Statements of Changes in Net Assets:
The Hartford Balanced Income Fund	86
The Hartford Checks and Balances Fund	86
The Hartford Conservative Allocation Fund	87
Hartford Moderate Allocation Fund	87
Hartford Moderately Aggressive Allocation Fund	88
Hartford Multi-Asset Income Fund	88
Hartford Real Asset Fund (Consolidated)	89
Hartford Schroders Diversified Opportunities Fund (Consolidated)	89
Financial Highlights:
The Hartford Balanced Income Fund	90
The Hartford Checks and Balances Fund	91

Hartford Multi-Strategy Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
The Hartford Balanced Income Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.2%
	Biotechnology - 0.0%
$ 1,610,000	Ionis Pharmaceuticals, Inc. 0.00%, 12/01/2030(1)(2)	$1,669,369
	Electric - 0.1%
1,530,000	PPL Capital Funding, Inc. 3.00%, 12/01/2030(1)	1,582,831
1,500,000	WEC Energy Group, Inc. 3.38%, 06/01/2028(1)	1,564,500
		3,147,331
	Healthcare - Products - 0.0%
1,400,000	Guardant Health, Inc. 0.00%, 05/15/2033(1)(2)	1,462,125
600,000	Qiagen NV 2.50%, 09/10/2031(3)	588,149
		2,050,274
	Home Builders - 0.0%
1,517,000	Meritage Homes Corp. 1.75%, 05/15/2028	1,487,419
	Investment Company Security - 0.0%
1,525,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(2)	2,081,320
	Leisure Time - 0.0%
2,276,000	NCL Corp. Ltd. 0.75%, 09/15/2030(1)	2,127,315
	Lodging - 0.0%
850,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	848,300
	Oil & Gas - 0.0%
1,175,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	1,245,500
	Pharmaceuticals - 0.0%
925,000	Jazz Investments I Ltd. 3.13%, 09/15/2030	1,381,950
	Real Estate - 0.0%
265,569	Country Garden Holdings Co. Ltd. 0.00%, 12/31/2034(2)(3)	7,967
	Real Estate Investment Trusts - 0.1%
	Rexford Industrial Realty LP
1,650,000	4.13%, 03/15/2029(1)	1,636,800
800,000	4.38%, 03/15/2027(1)	797,200
		2,434,000
	Semiconductors - 0.0%
1,146,000	Semtech Corp. 0.00%, 10/15/2030(1)(2)	1,529,910
	Software - 0.0%
2,120,000	Datadog, Inc. 0.00%, 12/01/2029(2)	2,131,660
	Total Convertible Bonds (cost $20,888,820)	$22,142,315
CORPORATE BONDS - 46.7%
	Advertising - 0.1%
	Clear Channel Outdoor Holdings, Inc.
2,430,000	7.13%, 02/15/2031(1)	$2,526,257
1,370,000	7.50%, 03/15/2033(1)	1,439,150
725,000	7.88%, 04/01/2030(1)	754,832
	Lamar Media Corp.
885,000	3.75%, 02/15/2028	867,816
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Advertising - 0.1% - (continued)
$ 2,118,000	5.38%, 11/01/2033(1)	$2,095,528
2,390,000	Neptune Bidco U.S., Inc. 9.50%, 02/15/2033(1)	2,391,896
		10,075,479
	Aerospace & Defense - 1.6%
	BAE Systems PLC
10,242,000	5.13%, 03/26/2029(1)	10,453,381
8,925,000	5.25%, 03/26/2031(1)	9,138,601
16,929,000	5.30%, 03/26/2034(1)	17,283,961
	Boeing Co.
10,614,000	5.04%, 05/01/2027	10,672,703
2,470,000	5.15%, 05/01/2030	2,509,947
14,650,000	5.71%, 05/01/2040	14,791,897
22,970,000	5.81%, 05/01/2050	22,383,188
9,345,000	6.39%, 05/01/2031	9,980,465
570,000	Hexcel Corp. 4.90%, 05/15/2031	570,303
	Honeywell Aerospace, Inc.
15,455,000	4.30%, 03/16/2031(1)	15,266,395
13,950,000	5.73%, 03/16/2056(1)	13,720,453
6,410,000	Howmet Aerospace, Inc. 3.90%, 04/15/2029	6,317,869
11,000,000	L3Harris Technologies, Inc. 5.25%, 06/01/2031	11,269,015
	Northrop Grumman Corp.
11,615,000	4.03%, 10/15/2047	9,138,780
18,600,000	5.20%, 06/01/2054	17,061,371
	TransDigm, Inc.
50,000	4.88%, 05/01/2029	49,412
2,515,000	6.13%, 07/31/2034(1)	2,517,766
305,000	6.25%, 01/31/2034(1)	311,895
2,900,000	6.38%, 05/31/2033(1)	2,922,298
815,000	6.75%, 08/15/2028(1)	826,009
1,805,000	6.75%, 01/31/2034(1)	1,854,269
535,000	7.13%, 12/01/2031(1)	554,405
		179,594,383
	Agriculture - 0.6%
	BAT Capital Corp.
6,730,000	4.63%, 03/22/2033	6,595,053
13,245,000	5.35%, 08/15/2032	13,616,018
4,550,000	5.83%, 02/20/2031	4,760,174
570,000	Bunge Ltd. Finance Corp. 4.80%, 03/19/2033	566,476
1,515,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	1,528,140
2,434,000	MHP Lux SA 6.25%, 09/19/2029(3)	2,193,312
	Philip Morris International, Inc.
3,700,000	4.75%, 11/01/2031	3,722,051
6,700,000	4.88%, 04/30/2035	6,618,412
6,990,000	4.88%, 04/29/2036(4)	6,841,905
11,435,000	5.13%, 02/15/2030	11,678,503
3,365,000	5.50%, 09/07/2030	3,494,782
5,200,000	6.38%, 05/16/2038	5,680,727
6,500,000	Reynolds American, Inc. 5.85%, 08/15/2045	6,306,775
		73,602,328
	Airlines - 0.0%
700,000	American Airlines Pass-Through Trust 5.25%, 05/10/2040	699,125
2,211,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)(4)	2,059,256
		2,758,381
The accompanying notes are an integral part of these financial statements.

3

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Apparel - 0.1%
$ 2,845,931	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(5)	$3,130,549
3,052,000	Under Armour, Inc. 7.25%, 07/15/2030(1)	3,109,091
2,475,000	Wolverine World Wide, Inc. 4.00%, 08/15/2029(1)	2,313,555
		8,553,195
	Auto Manufacturers - 0.3%
	American Honda Finance Corp.
650,000	1.80%, 01/13/2031	566,738
560,000	5.20%, 04/08/2033	559,545
13,285,000	Daimler Truck Finance North America LLC 5.38%, 01/13/2032(1)	13,532,642
	Ford Motor Co.
775,000	3.25%, 02/12/2032	680,047
715,000	4.75%, 01/15/2043	552,234
17,680,000	General Motors Co. 5.35%, 04/15/2028	17,924,802
1,125,000	Hyundai Capital America 5.00%, 04/07/2031(1)	1,127,977
1,250,000	Nissan Motor Co. Ltd. 7.75%, 07/17/2032(1)	1,303,075
		36,247,060
	Auto Parts & Equipment - 0.1%
775,000	Adient Global Holdings Ltd. 7.50%, 02/15/2033(1)(4)	792,782
165,000	American Axle & Manufacturing, Inc. 6.38%, 10/15/2032(1)	164,705
1,225,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 09/15/2032(1)	1,253,101
1,160,000	Forvia SE 6.75%, 09/15/2033(1)	1,163,302
	LG Energy Solution Ltd.
834,000	5.25%, 04/02/2031(1)	835,544
834,000	5.88%, 04/02/2036(1)	835,517
	Qnity Electronics, Inc.
815,000	5.75%, 08/15/2032(1)	822,841
520,000	6.25%, 08/15/2033(1)	532,026
150,000	ZF North America Capital, Inc. 6.88%, 04/23/2032(1)	146,785
		6,546,603
	Beverages - 0.7%
14,356,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 02/01/2046	12,986,349
8,950,000	Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049	8,736,107
4,365,000	Bacardi Ltd. 5.15%, 05/15/2038(1)	4,057,228
2,395,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	2,419,276
9,580,000	Bacardi-Martini BV 5.55%, 02/01/2030(1)	9,744,220
	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
1,800,000	5.25%, 04/27/2029(3)	1,779,500
714,000	5.25%, 04/27/2029(1)	705,868
	Keurig Dr. Pepper, Inc.
3,187,000	2.25%, 03/15/2031	2,825,982
2,655,000	3.95%, 04/15/2029	2,607,542
4,345,000	4.05%, 04/15/2032	4,124,438
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Beverages - 0.7% - (continued)
$ 16,955,000	5.15%, 05/15/2035	$16,597,244
10,473,000	5.30%, 03/15/2034	10,440,133
		77,023,887
	Biotechnology - 0.4%
12,911,000	Amgen, Inc. 5.60%, 03/02/2043	12,733,462
688,000	Biocon Biologics Global PLC 6.67%, 10/09/2029(3)	691,298
	Genmab AS/Genmab Finance LLC
760,000	6.25%, 12/15/2032(1)	779,950
265,000	7.25%, 12/15/2033(1)	276,307
12,080,000	Gilead Sciences, Inc. 4.80%, 04/01/2044	10,888,977
5,999,000	Illumina, Inc. 5.75%, 12/13/2027	6,105,770
	Royalty Pharma PLC
325,000	2.15%, 09/02/2031	284,957
12,835,000	2.20%, 09/02/2030	11,592,109
		43,352,830
	Chemicals - 0.3%
535,000	Celanese U.S. Holdings LLC 7.00%, 02/15/2031	556,666
2,272,000	Dangote Fertiliser Ltd. 7.75%, 05/05/2031(3)	2,297,560
	FMC Corp.
125,000	3.45%, 10/01/2029	113,115
200,000	4.50%, 10/01/2049	124,939
	GC Treasury Center Co. Ltd.
1,413,000	6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(1)(6)(7)	1,392,496
556,000	7.13%, 03/10/2035, (7.13% fixed rate until 03/10/2035; 5 yr. USD CMT + 3.16% thereafter)(1)(6)(7)	550,345
470,000	Hanwha Totalenergies Petrochemical Co. Ltd. 5.50%, 07/18/2029(3)	452,750
5,135,000	LYB International Finance III LLC 5.13%, 01/15/2031(4)	5,166,183
	OCP SA
595,000	3.75%, 06/23/2031(3)	546,250
340,000	5.13%, 06/23/2051(3)	271,843
2,350,000	6.70%, 03/01/2036(3)	2,450,094
588,000	6.70%, 03/01/2036(1)	612,676
1,720,000	6.74%, 04/22/2031, (6.74% fixed rate until 04/22/2031; 5 yr. USD CMT + 2.75% thereafter)(1)(6)(7)	1,712,544
2,325,000	7.37%, 04/22/2036, (7.37% fixed rate until 04/22/2036; 5 yr. USD CMT + 3.22% thereafter)(1)(6)(7)	2,310,495
1,398,000	7.50%, 05/02/2054(3)	1,493,832
	Olin Corp.
150,000	5.00%, 02/01/2030	145,379
225,000	6.63%, 04/01/2033(1)	222,896
	Olympus Water U.S. Holding Corp.
EUR 1,055,000	6.13%, 02/15/2033(1)	1,220,695
$ 1,500,000	6.25%, 10/01/2029(1)	1,466,151
685,000	6.75%, 08/01/2032(1)(8)	663,954
3,265,000	7.25%, 02/15/2033(1)	3,191,351
100,000	SCIH Salt Holdings, Inc. 4.88%, 05/01/2028(1)	99,021
1,458,000	Tronox, Inc. 9.13%, 09/30/2030(1)(4)	1,481,612
200,000	UPL Corp. Ltd. 4.50%, 03/08/2028(3)	193,064
		28,735,911
The accompanying notes are an integral part of these financial statements.

4

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.4%
	Banca Transilvania SA
EUR 200,000	5.13%, 09/30/2030, (5.13% fixed rate until 09/30/2029; 1 yr. EURIBOR ICE Swap + 2.95% thereafter)(3)(7)	$238,508
1,405,000	7.13%, 11/27/2030, (7.13% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 4.78% thereafter)(3)(6)(7)	1,686,519
1,080,000	7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(3)(7)	1,330,728
	Banco Bilbao Vizcaya Argentaria SA
$ 1,800,000	4.97%, 05/08/2031	1,800,651
233,000	7.75%, 01/14/2032, (7.75% fixed rate until 01/14/2032; 5 yr. USD CMT + 3.25% thereafter)(4)(6)(7)	246,610
836,000	Banco de Credito del Peru SA 6.45%, 07/30/2035, (6.45% fixed rate until 04/30/2030; 5 yr. USD CMT + 2.49% thereafter)(1)(7)	855,646
1,122,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(3)	1,112,603
	Banco Santander SA
9,400,000	4.55%, 11/06/2030	9,272,964
10,400,000	4.87%, 04/15/2031	10,352,624
5,400,000	5.44%, 04/15/2036	5,361,072
500,000	Bank Hapoalim BM 4.72%, 07/14/2029(3)	494,364
870,000	Bank KB Indonesia Tbk. PT 5.66%, 10/30/2027(3)	874,388
	Bank of America Corp.
11,585,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(7)	10,070,049
10,460,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(7)	9,686,296
10,000,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(7)	9,249,432
29,550,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(7)	26,813,656
10,000,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD Term SOFR + 1.77% thereafter)(7)	9,932,737
5,480,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(7)	5,508,499
	Bank of New York Mellon Corp.
12,460,000	4.03%, 01/22/2030, (4.03% fixed rate until 01/22/2029; 6 mo. USD SOFR + 0.63% thereafter)(7)	12,330,121
1,375,000	4.54%, 04/23/2032, (4.54% fixed rate until 04/23/2031; 6 mo. USD SOFR + 0.90% thereafter)(7)	1,369,737
13,515,000	4.94%, 02/11/2031, (4.94% fixed rate until 02/11/2030; 6 mo. USD SOFR + 0.89% thereafter)(7)	13,698,649
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 12,980,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(7)	$13,224,050
	Barclays PLC
4,105,000	4.48%, 11/11/2029, (4.48% fixed rate until 11/11/2028; 6 mo. USD SOFR + 1.08% thereafter)(7)	4,083,677
400,000	7.63%, 03/15/2035, (7.63% fixed rate until 03/15/2035; 5 yr. USD SOFR ICE Swap + 3.69% thereafter)(6)(7)	421,300
10,000,000	9.63%, 12/15/2029, (9.63% fixed rate until 12/15/2029; 5 yr. USD ICE Swap + 5.78% thereafter)(6)(7)	11,159,600
	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
690,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(1)(7)	747,050
734,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(7)	808,155
	BNP Paribas SA
200,000	6.88%, 12/15/2033, (6.88% fixed rate until 12/15/2033; 5 yr. USD CMT + 2.85% thereafter)(1)(6)(7)	198,645
11,395,000	7.20%, 04/17/2036, (7.20% fixed rate until 04/17/2036; 5 yr. USD CMT + 2.94% thereafter)(1)(6)(7)	11,461,843
	BPCE SA
9,423,000	3.12%, 10/19/2032, (3.12% fixed rate until 10/19/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(7)	8,361,990
10,000,000	5.42%, 01/13/2037, (5.42% fixed rate until 01/13/2036; 6 mo. USD SOFR + 1.57% thereafter)(1)(7)	9,772,161
7,285,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(7)	7,622,912
6,950,000	6.92%, 01/14/2046, (6.92% fixed rate until 01/14/2045; 6 mo. USD SOFR + 2.61% thereafter)(1)(7)	7,103,892
	CaixaBank SA
12,190,000	4.63%, 07/03/2029, (4.63% fixed rate until 07/03/2028; 6 mo. USD SOFR + 1.14% thereafter)(1)(7)	12,200,186
7,105,000	4.82%, 04/22/2032, (4.82% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.21% thereafter)(1)(7)	7,058,931
EUR 800,000	Ceska sporitelna AS 3.74%, 09/09/2032, (3.74% fixed rate until 09/09/2031; 3 mo. EURIBOR + 1.30% thereafter)(3)(7)	930,759
	Citigroup, Inc.
$ 15,000,000	4.64%, 05/07/2028, (4.64% fixed rate until 05/07/2027; 6 mo. USD SOFR + 1.14% thereafter)(7)	15,026,097
9,920,000	4.66%, 05/24/2028, (4.66% fixed rate until 05/24/2027; 6 mo. USD SOFR + 1.89% thereafter)(7)	9,944,679
The accompanying notes are an integral part of these financial statements.

5

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 5,000,000	5.32%, 03/26/2041, (5.32% fixed rate until 03/26/2040; 6 mo. USD SOFR + 4.55% thereafter)(7)	$4,866,731
7,000,000	6.75%, 02/15/2030, (6.75% fixed rate until 02/15/2030; 5 yr. USD CMT + 2.57% thereafter)(6)(7)	7,042,350
12,385,000	6.88%, 08/15/2030, 5 yr. USD CMT + 2.89%(6)(7)	12,574,515
	Credit Agricole SA
13,765,000	4.66%, 01/12/2032, (4.66% fixed rate until 01/12/2031; 6 mo. USD SOFR + 1.17% thereafter)(1)(7)	13,591,348
7,950,000	5.22%, 05/27/2031, (5.22% fixed rate until 05/27/2030; 6 mo. USD SOFR + 1.46% thereafter)(1)(7)	8,047,210
	Deutsche Bank AG
12,784,000	3.55%, 09/18/2031, (3.55% fixed rate until 09/18/2030; 6 mo. USD SOFR + 3.04% thereafter)(7)	12,059,825
9,980,000	4.95%, 08/04/2031, (4.95% fixed rate until 08/04/2030; 6 mo. USD SOFR + 1.30% thereafter)(7)	9,948,704
1,210,000	5.06%, 04/14/2032, (5.06% fixed rate until 04/14/2031; 6 mo. USD SOFR + 1.41% thereafter)(4)(7)	1,208,650
11,395,000	5.30%, 05/09/2031, (5.30% fixed rate until 05/09/2030; 6 mo. USD SOFR + 1.72% thereafter)(7)	11,519,458
3,865,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(7)	3,994,662
	Goldman Sachs Group, Inc.
4,185,000	3.44%, 02/24/2043, (3.44% fixed rate until 02/24/2042; 6 mo. USD SOFR + 1.63% thereafter)(7)	3,171,114
6,085,000	4.52%, 01/21/2032, (4.52% fixed rate until 01/21/2031; 6 mo. USD SOFR + 0.96% thereafter)(7)	5,996,260
31,130,000	5.09%, 04/20/2034, (5.09% fixed rate until 04/20/2033; 6 mo. USD SOFR + 1.34% thereafter)(7)	31,056,622
7,500,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(7)	7,620,277
13,385,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(7)	13,602,815
590,000	5.39%, 02/02/2041, (5.39% fixed rate until 02/02/2036; 5 yr. USD CMT + 1.18% thereafter)(7)	574,281
8,515,000	5.54%, 01/21/2047, (5.54% fixed rate until 01/21/2046; 6 mo. USD SOFR + 1.32% thereafter)(7)	8,142,441
27,845,000	5.56%, 11/19/2045, (5.56% fixed rate until 11/19/2044; 6 mo. USD SOFR + 1.58% thereafter)(7)	26,798,876
13,440,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(7)	14,031,505
870,000	Golomt Bank 11.00%, 05/20/2027(3)	900,436
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.4% - (continued)
	HSBC Holdings PLC
$ 4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD Term SOFR + 1.87% thereafter)(7)	$4,681,232
12,885,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(7)	12,914,572
17,625,000	5.13%, 11/06/2036, (5.13% fixed rate until 11/06/2035; 6 mo. USD SOFR + 1.43% thereafter)(7)	17,285,627
28,720,000	5.28%, 03/10/2037, (5.28% fixed rate until 03/10/2036; 6 mo. USD SOFR + 1.55% thereafter)(7)	28,325,655
9,580,000	5.45%, 03/03/2036, (5.45% fixed rate until 03/03/2035; 6 mo. USD SOFR + 1.56% thereafter)(7)	9,658,520
8,205,000	5.60%, 05/17/2028, (5.60% fixed rate until 05/17/2027; 6 mo. USD SOFR + 1.06% thereafter)(7)	8,296,919
4,245,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(7)	4,397,681
400,000	6.95%, 03/11/2034, (6.95% fixed rate until 03/11/2034; 5 yr. USD CMT + 3.19% thereafter)(4)(6)(7)	414,245
10,205,000	7.05%, 06/05/2030, (7.05% fixed rate until 06/05/2030; 5 yr. USD CMT + 2.99% thereafter)(6)(7)	10,480,311
14,165,000	8.00%, 03/07/2028, (8.00% fixed rate until 03/07/2028; 5 yr. USD CMT + 3.86% thereafter)(6)(7)	14,769,222
	JP Morgan Chase & Co.
19,740,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(7)	18,251,579
2,810,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(7)	2,149,212
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD Term SOFR + 1.62% thereafter)(7)	5,544,560
7,650,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(7)	7,646,283
8,550,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(7)	8,569,824
13,885,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(7)	14,056,162
6,090,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(7)	6,204,445
8,640,000	5.15%, 04/23/2037, (5.15% fixed rate until 04/23/2036; 6 mo. USD SOFR + 1.26% thereafter)(7)	8,588,371
6,980,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(7)	7,096,307
The accompanying notes are an integral part of these financial statements.

6

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 35,420,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(7)	$34,899,811
19,210,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(7)	19,917,075
	Lloyds Banking Group PLC
3,665,000	4.43%, 11/04/2031, (4.43% fixed rate until 11/04/2030; 1 yr. USD CMT + 0.82% thereafter)(7)	3,608,252
5,000,000	4.94%, 11/04/2036, (4.94% fixed rate until 11/04/2035; 1 yr. USD CMT + 0.97% thereafter)(7)	4,825,688
1,155,000	Manufacturers & Traders Trust Co. 4.55%, 04/18/2030, (4.55% fixed rate until 04/18/2029; 6 mo. USD SOFR + 0.94% thereafter)(7)	1,151,985
EUR 1,400,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(3)(7)	1,632,625
	Mitsubishi UFJ Financial Group, Inc.
$ 8,265,000	4.85%, 04/21/2032, (4.85% fixed rate until 04/21/2031; 1 yr. USD CMT + 0.92% thereafter)(7)	8,250,899
6,435,000	5.33%, 04/21/2037, (5.33% fixed rate until 04/21/2036; 1 yr. USD CMT + 1.02% thereafter)(7)	6,423,975
10,150,000	Mizuho Bank Ltd. 5.19%, 04/16/2036(1)	10,096,138
	Morgan Stanley
12,830,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(7)	11,167,357
5,000,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(7)	4,399,241
35,625,000	4.36%, 10/22/2031, (4.36% fixed rate until 10/22/2030; 6 mo. USD SOFR + 1.07% thereafter)(7)	34,990,132
11,285,000	4.49%, 01/16/2032, (4.49% fixed rate until 01/16/2031; 6 mo. USD SOFR + 0.95% thereafter)(7)	11,104,057
14,290,000	4.81%, 04/16/2032, (4.81% fixed rate until 04/16/2031; 6 mo. USD SOFR + 1.18% thereafter)(7)	14,255,029
9,485,000	4.89%, 10/22/2036, (4.89% fixed rate until 10/22/2035; 6 mo. USD SOFR + 1.31% thereafter)(7)	9,203,102
3,335,000	5.30%, 04/10/2037, (5.30% fixed rate until 04/10/2036; 6 mo. USD SOFR + 1.41% thereafter)(7)	3,314,989
300,000	5.31%, 01/18/2041, (5.31% fixed rate until 01/18/2036; 5 yr. USD CMT + 1.17% thereafter)(7)	291,966
7,805,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(7)	8,040,550
7,105,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(7)	7,404,441
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 22,985,000	Morgan Stanley Private Bank NA 4.47%, 11/19/2031, (4.47% fixed rate until 11/19/2030; 6 mo. USD SOFR + 1.02% thereafter)(7)	$22,680,027
	Nova Ljubljanska Banka DD
EUR 900,000	4.50%, 05/29/2030, (4.50% fixed rate until 05/29/2029; 1 yr. EURIBOR ICE Swap + 1.65% thereafter)(3)(7)	1,072,510
2,000,000	6.50%, 11/26/2030, (6.50% fixed rate until 11/26/2030; 5 yr. EURIBOR ICE Swap + 4.08% thereafter)(3)(6)(7)	2,356,492
400,000	6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(3)(7)	500,050
685,000	OTP Bank Nyrt 3.63%, 02/03/2032, (3.63% fixed rate until 02/03/2031; 3 mo. EURIBOR + 1.15% thereafter)(3)(7)	789,357
2,000,000	OTP Banka DD 4.75%, 04/03/2028, (4.75% fixed rate until 04/03/2027; 3 mo. EURIBOR + 1.90% thereafter)(3)(7)	2,375,151
$ 1,170,000	Oversea-Chinese Banking Corp. Ltd. 4.55%, 09/08/2035, (4.55% fixed rate until 09/08/2030; 5 yr. USD CMT + 0.80% thereafter)(3)(7)	1,158,650
	PNC Financial Services Group, Inc.
13,215,000	5.22%, 01/29/2031, (5.22% fixed rate until 01/29/2030; 6 mo. USD SOFR + 1.07% thereafter)(7)	13,490,418
7,500,000	5.37%, 07/21/2036, (5.37% fixed rate until 07/21/2035; 6 mo. USD SOFR + 1.42% thereafter)(7)	7,536,527
1,000,000	QNB Finance Ltd. 2.75%, 02/12/2027(3)	986,560
1,040,000	Royal Bank of Canada 4.40%, 04/17/2030, (4.40% fixed rate until 04/17/2029; 6 mo. USD SOFR + 0.84% thereafter)(7)	1,035,630
	Societe Generale SA
15,570,000	1.79%, 06/09/2027, (1.79% fixed rate until 06/09/2026; 1 yr. USD CMT + 1.00% thereafter)(1)(7)	15,524,201
4,820,000	5.44%, 10/03/2036, (5.44% fixed rate until 10/03/2035; 6 mo. USD SOFR + 1.73% thereafter)(1)(7)	4,740,284
7,845,000	5.51%, 05/22/2031, (5.51% fixed rate until 05/22/2030; 6 mo. USD SOFR + 1.65% thereafter)(1)(4)(7)	8,010,795
285,000	7.13%, 07/15/2035, (7.13% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.95% thereafter)(1)(4)(6)(7)	282,066
	Standard Chartered PLC
740,000	4.53%, 06/05/2032, (4.53% fixed rate until 06/05/2031; 1 yr. USD CMT + 0.95% thereafter)(1)(4)(7)	724,350
17,000,000	5.69%, 05/14/2028, (5.69% fixed rate until 05/14/2027; 1 yr. USD CMT + 1.05% thereafter)(1)(7)	17,196,899
The accompanying notes are an integral part of these financial statements.

7

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 1,380,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(3)(7)	$1,416,836
11,020,000	State Street Corp. 4.78%, 10/23/2036, (4.78% fixed rate until 10/23/2035; 6 mo. USD SOFR + 1.22% thereafter)(7)	10,749,864
940,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(3)	939,238
12,240,000	Truist Financial Corp. 4.60%, 01/27/2032, (4.60% fixed rate until 01/27/2031; 6 mo. USD SOFR + 0.97% thereafter)(7)	12,118,560
	UBS Group AG
6,780,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(7)	6,230,988
2,500,000	5.01%, 03/23/2037, (5.01% fixed rate until 03/23/2036; 6 mo. USD SOFR + 1.34% thereafter)(1)(7)	2,423,902
280,000	7.00%, 01/08/2036, (7.00% fixed rate until 01/08/2036; 5 yr. USD ICE Swap + 3.32% thereafter)(1)(6)(7)	284,177
7,588,000	7.00%, 02/05/2035, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(1)(6)(7)	7,721,981
324,000	7.75%, 04/12/2031, (7.75% fixed rate until 04/12/2031; 5 yr. USD ICE Swap + 4.16% thereafter)(1)(6)(7)	345,629
7,010,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(6)(7)	8,180,943
12,090,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(1)(7)	12,061,423
	Wells Fargo & Co.
29,025,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 6 mo. USD SOFR + 2.53% thereafter)(7)	21,869,431
13,345,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(7)	13,243,589
3,000,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(7)	2,656,521
12,385,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(7)	12,598,257
10,465,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(7)	10,641,733
4,880,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(7)	5,079,720
		1,062,490,658
	Commercial Services - 0.8%
635,000	Adani Ports & Special Economic Zone Ltd. 4.20%, 08/04/2027(3)	627,482
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Services - 0.8% - (continued)
$ 295,000	ADT Security Corp. 4.88%, 07/15/2032(1)	$280,949
5,620,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	5,894,661
480,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%, 06/15/2030(1)	493,849
	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
200,000	4.63%, 06/01/2028(1)	197,158
GBP 1,525,000	4.88%, 06/01/2028(3)	2,021,779
	Ashtead Capital, Inc.
$ 5,595,000	1.50%, 08/12/2026(1)	5,546,383
5,950,000	5.50%, 08/11/2032(1)	6,075,230
4,750,000	5.55%, 05/30/2033(1)	4,818,997
3,525,000	5.80%, 04/15/2034(1)	3,616,217
3,000,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(1)(4)	3,016,107
1,705,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	1,722,121
	Block, Inc.
120,000	3.50%, 06/01/2031	108,975
1,175,000	5.63%, 08/15/2030(1)	1,176,186
760,000	6.00%, 08/15/2033(1)	758,533
7,350,000	Cornell University 4.84%, 06/15/2034(4)	7,408,040
1,405,000	Deluxe Corp. 8.13%, 09/15/2029(1)	1,465,177
410,000	DP World Ltd. 6.85%, 07/02/2037(3)	440,785
700,000	Element Fleet Management Corp. 4.64%, 11/24/2030(1)	694,751
16,170,000	ERAC USA Finance LLC 5.25%, 04/30/2036(1)	16,129,375
	Garda World Security Corp.
2,335,000	8.25%, 08/01/2032(1)	2,389,044
2,725,000	8.38%, 11/15/2032(1)	2,811,595
1,125,000	Hertz Corp. 12.63%, 07/15/2029(1)(4)	1,060,554
	S&P Global, Inc.
620,000	2.90%, 03/01/2032	566,150
20,000,000	4.25%, 01/15/2031(1)	19,726,628
	Service Corp. International
3,250,000	3.38%, 08/15/2030	3,023,054
140,000	5.75%, 10/15/2032	141,234
1,275,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	1,272,481
	United Rentals North America, Inc.
390,000	3.75%, 01/15/2032	361,983
1,530,000	3.88%, 02/15/2031	1,448,869
		95,294,347
	Construction Materials - 0.3%
	Builders FirstSource, Inc.
250,000	4.25%, 02/01/2032(1)	231,909
4,470,000	5.00%, 03/01/2030(1)	4,374,393
7,315,000	Carlisle Cos., Inc. 5.25%, 09/15/2035	7,342,977
1,880,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(6)(7)	1,946,759
	CP Atlas Buyer, Inc.
2,700,000	9.75%, 07/15/2030(1)	2,510,140
1,591,344	12.75%, 01/15/2031(1)(5)	1,177,722
The accompanying notes are an integral part of these financial statements.

8

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Construction Materials - 0.3% - (continued)
$ 600,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(1)	$593,064
	Quikrete Holdings, Inc.
975,000	6.38%, 03/01/2032(1)	990,384
470,000	6.75%, 03/01/2033(1)	476,610
822,000	Standard Building Solutions, Inc. 6.50%, 08/15/2032(1)	830,121
1,790,000	Standard Industries, Inc. 4.38%, 07/15/2030(1)	1,709,047
7,270,000	Trane Technologies Financing Ltd. 5.25%, 03/03/2033	7,480,137
		29,663,263
	Distribution/Wholesale - 0.1%
385,000	Telecommunications Co. Telekom Srbija AD Belgrade 7.00%, 10/28/2029(1)	385,499
2,535,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	2,494,547
3,350,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	3,497,015
		6,377,061
	Diversified Financial Services - 2.5%
2,190,000	AGFC Capital Trust I 5.68%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(1)(7)	1,357,800
830,000	Aircastle Ltd./Aircastle Ireland DAC 5.00%, 05/15/2031(1)	824,461
22,360,000	American Express Co. 4.44%, 05/03/2030, 6 mo. USD SOFR + 0.81%(7)	22,317,133
	Azorra Finance Ltd.
540,000	6.25%, 02/15/2034(1)	518,854
3,000,000	7.25%, 01/15/2031(1)	3,073,005
110,000	Bread Financial Holdings, Inc. 6.75%, 05/15/2031(1)	112,381
	Capital One Financial Corp.
8,355,000	4.72%, 01/30/2032, (4.72% fixed rate until 01/30/2031; 6 mo. USD SOFR + 1.15% thereafter)(7)	8,255,853
15,000,000	5.40%, 01/30/2037, (5.40% fixed rate until 01/30/2036; 6 mo. USD SOFR + 1.51% thereafter)(7)	14,734,213
14,700,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(7)	16,229,128
	Citadel Finance LLC
13,260,000	5.15%, 02/14/2031(1)	12,949,390
3,136,000	5.90%, 02/10/2030(1)	3,162,346
15,200,000	Citadel LP 6.00%, 01/23/2030(1)	15,687,068
19,605,000	Citadel Securities Global Holdings LLC 5.13%, 01/27/2032(1)	19,370,355
	Credit Acceptance Corp.
905,000	6.63%, 03/15/2030(1)	901,977
1,176,000	9.25%, 12/15/2028(1)	1,226,342
	CrossCountry Intermediate HoldCo LLC
705,000	6.50%, 10/01/2030(1)	692,631
2,250,000	6.75%, 12/01/2032(1)	2,174,800
	Freedom Mortgage Holdings LLC
695,000	6.88%, 05/01/2031(1)	670,387
890,000	7.88%, 04/01/2033(1)	867,671
1,540,000	8.38%, 04/01/2032(1)	1,561,337
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Diversified Financial Services - 2.5% - (continued)
$ 250,000	9.13%, 05/15/2031(1)	$258,941
1,740,000	9.25%, 02/01/2029(1)	1,802,692
1,300,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(9)(10)	—
1,965,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	2,039,774
	Intercontinental Exchange, Inc.
11,995,000	2.65%, 09/15/2040	8,721,013
6,000,000	5.20%, 06/15/2062	5,372,836
	LSEG U.S. Fin Corp.
22,940,000	4.25%, 03/23/2029(1)	22,760,160
30,191,000	5.25%, 03/23/2036(1)	30,085,207
	Muangthai Capital PCL
1,370,000	7.55%, 07/21/2030(1)	1,389,664
500,000	7.55%, 07/21/2030(3)	507,246
	Muthoot Finance Ltd.
1,197,000	6.38%, 04/23/2029(1)	1,204,170
945,000	6.38%, 04/23/2029(3)	950,660
805,000	6.38%, 03/02/2030(1)	810,770
475,000	7.13%, 02/14/2028(1)	482,215
	Nasdaq, Inc.
6,270,000	2.50%, 12/21/2040	4,386,545
5,000,000	5.55%, 02/15/2034	5,165,313
25,513,000	5.95%, 08/15/2053	25,648,728
1,375,000	Nationstar Mortgage Holdings LLC 7.13%, 02/01/2032(1)	1,347,500
	OneMain Finance Corp.
620,000	4.00%, 09/15/2030	570,287
2,534,000	5.38%, 11/15/2029	2,497,886
1,500,000	6.13%, 05/15/2030	1,499,478
415,000	6.75%, 09/15/2033	408,193
	PennyMac Financial Services, Inc.
880,000	4.25%, 02/15/2029(1)	840,839
335,000	5.75%, 09/15/2031(1)	318,801
575,000	6.88%, 02/15/2033(1)	565,428
2,500,000	7.13%, 11/15/2030(1)	2,532,873
740,000	7.88%, 12/15/2029(1)	767,798
2,660,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	2,585,291
	Rocket Cos., Inc.
1,995,000	6.13%, 08/01/2030(1)	2,024,596
861,000	6.38%, 08/01/2033(1)	871,500
450,000	6.50%, 08/01/2029(1)	458,410
305,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.88%, 03/01/2031(1)	283,162
484,000	Shriram Finance Ltd. 6.63%, 04/22/2027(1)	491,354
4,315,000	Stonebriar ABF Issuer LLC 8.13%, 12/15/2030(1)	4,532,653
	Synchrony Financial
8,058,000	2.88%, 10/28/2031	7,080,753
7,780,000	4.95%, 02/25/2032, (4.95% fixed rate until 02/25/2031; 6 mo. USD SOFR + 1.53% thereafter)(7)	7,600,905
5,080,000	5.02%, 07/29/2029, (5.02% fixed rate until 07/29/2028; 6 mo. USD SOFR + 1.40% thereafter)(7)	5,080,741
2,840,000	TrueNoord Capital DAC 8.75%, 03/01/2030(1)	2,895,689
1,750,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	1,669,771
		285,196,974
The accompanying notes are an integral part of these financial statements.

9

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Electric - 4.1%
$ 405,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(3)	$381,287
1,065,000	ADM Elektrik Dagitim AS 9.50%, 02/05/2031(1)(4)	1,045,624
2,845,000	AEP Texas, Inc. 5.20%, 04/15/2036	2,797,101
250,000	AES Andes SA 6.25%, 03/14/2032(1)	258,877
1,249,035	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(3)	1,174,093
1,654,720	Alfa Desarrollo SpA 4.55%, 09/27/2051(3)	1,312,372
12,830,000	American Electric Power Co., Inc. 5.80%, 03/15/2056, (5.80% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.13% thereafter)(7)	12,758,002
6,218,000	Arizona Public Service Co. 5.90%, 08/15/2055	6,113,447
934,833	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(1)	1,001,877
EUR 3,745,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(3)	4,242,464
	Clearway Energy Operating LLC
$ 2,965,000	3.75%, 02/15/2031(1)	2,774,574
315,000	3.75%, 01/15/2032(1)	290,429
2,100,000	4.75%, 03/15/2028(1)	2,086,651
430,000	5.75%, 01/15/2034(1)	430,108
5,770,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	5,405,706
	Consolidated Edison Co. of New York, Inc.
3,700,000	4.45%, 03/15/2044	3,161,870
10,000,000	5.50%, 12/01/2039	10,053,870
5,200,000	5.70%, 05/15/2054	5,089,593
715,000	Dayton Power & Light Co. 4.55%, 08/15/2030	703,934
	Dominion Energy, Inc.
8,135,000	3.30%, 04/15/2041	6,053,684
16,370,000	5.00%, 06/15/2030	16,608,833
8,138,000	5.38%, 11/15/2032	8,325,063
275,000	6.20%, 02/15/2056, (6.20% fixed rate until 11/15/2035; 5 yr. USD CMT + 2.01% thereafter)(7)	275,508
325,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(7)	336,739
3,390,000	7.00%, 06/15/2038	3,756,232
	Duke Energy Carolinas LLC
3,305,000	3.88%, 03/15/2046	2,549,610
3,000,000	5.30%, 02/15/2040	2,975,043
	Duke Energy Corp.
7,240,000	3.30%, 06/15/2041	5,459,963
9,292,000	3.50%, 06/15/2051	6,224,606
6,908,000	5.00%, 08/15/2052	5,909,188
5,025,000	Duke Energy Florida LLC 4.85%, 12/01/2035	4,934,171
7,270,000	Duke Energy Ohio, Inc. 5.30%, 06/15/2035(4)	7,370,260
	Duke Energy Progress LLC
2,730,000	4.38%, 03/30/2044	2,294,301
16,095,000	5.05%, 03/15/2035	16,131,590
	Duquesne Light Holdings, Inc.
4,005,000	2.53%, 10/01/2030(1)	3,626,016
7,265,000	2.78%, 01/07/2032(1)	6,414,007
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Electric - 4.1% - (continued)
EUR 1,415,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(1)	$1,713,973
$ 530,000	Edison International 5.00%, 05/05/2028	530,186
575,000	Electricite de France SA 5.25%, 04/22/2036(1)	564,990
	Energo-Pro AS
EUR 1,340,000	6.45%, 04/15/2031(3)	1,551,908
1,555,000	8.00%, 05/27/2030(1)	1,905,336
$ 1,530,000	Energuate Trust 2 0 6.35%, 09/15/2035(1)	1,533,105
691,000	EUSHI Finance, Inc. 6.25%, 04/01/2056, (6.25% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.51% thereafter)(7)	684,349
	Eversource Energy
6,720,000	4.45%, 12/15/2030	6,621,624
13,231,000	5.50%, 01/01/2034	13,471,532
2,790,000	FirstEnergy Transmission LLC 5.45%, 07/15/2044(1)	2,643,537
	GDZ Elektrik Dagitim AS
1,817,000	9.00%, 10/15/2029(1)	1,758,861
1,240,000	9.00%, 10/15/2029(3)	1,200,659
4,040,000	Georgia Power Co. 4.30%, 03/15/2043	3,413,143
1,885,000	Kallpa Generacion SA 5.88%, 01/30/2032(1)	1,943,623
840,000	National Rural Utilities Cooperative Finance Corp. 4.40%, 05/11/2029	840,533
4,170,000	NRG Energy, Inc. 4.96%, 04/30/2031(1)	4,141,370
9,970,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	10,226,334
7,137,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(3)	7,154,660
	Pacific Gas & Electric Co.
6,350,000	2.50%, 02/01/2031	5,712,192
6,110,000	3.50%, 08/01/2050	4,036,085
6,860,000	3.95%, 12/01/2047	5,015,535
175,000	4.00%, 12/01/2046	128,854
550,000	4.25%, 03/15/2046	422,958
7,270,000	4.50%, 07/01/2040	6,252,057
1,356,000	4.75%, 02/15/2044	1,133,041
24,845,000	4.95%, 07/01/2050	20,634,928
6,340,000	5.05%, 10/15/2032	6,320,897
1,165,000	5.20%, 05/01/2036	1,134,743
5,508,000	5.25%, 03/01/2052	4,718,244
2,320,000	5.80%, 05/15/2034	2,379,220
7,100,000	6.40%, 06/15/2033	7,553,918
	PacifiCorp
606,000	4.13%, 01/15/2049	456,997
590,000	4.25%, 03/15/2029	584,453
3,122,000	5.35%, 12/01/2053	2,756,540
4,845,000	7.13%, 08/15/2056, (7.13% fixed rate until 05/17/2031; 5 yr. USD CMT + 3.29% thereafter)(7)	4,829,193
11,095,000	PG&E Corp. 6.85%, 09/15/2056, (6.85% fixed rate until 06/15/2031; 5 yr. USD CMT + 3.23% thereafter)(7)	11,092,778
7,388,000	Pinnacle West Capital Corp. 5.15%, 05/15/2030	7,513,649
68,000	Public Service Co. of Colorado 4.15%, 03/13/2029	67,630
The accompanying notes are an integral part of these financial statements.

10

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Electric - 4.1% - (continued)
$ 11,370,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	$11,291,488
	Puget Energy, Inc.
9,894,000	4.10%, 06/15/2030	9,599,277
9,503,000	4.22%, 03/15/2032	9,075,095
1,540,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(3)	1,484,304
	Sempra
5,300,000	3.80%, 02/01/2038	4,481,776
800,000	6.38%, 04/01/2056, (6.38% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.63% thereafter)(7)	809,130
	Southern California Edison Co.
4,500,000	3.60%, 02/01/2045	3,178,531
81,000	3.65%, 02/01/2050	55,402
4,845,000	3.90%, 03/15/2043	3,670,101
8,353,000	4.00%, 04/01/2047	6,167,021
3,000,000	4.50%, 09/01/2040	2,582,052
3,650,000	4.80%, 03/15/2033	3,572,654
1,990,000	5.45%, 06/01/2052	1,757,977
8,433,000	5.88%, 12/01/2053	7,934,655
4,959,000	5.90%, 03/01/2055	4,668,632
1,465,000	6.20%, 09/15/2055	1,435,139
10,785,000	Southern Co. 4.85%, 03/15/2035	10,494,350
7,400,000	Southwestern Electric Power Co. 5.20%, 04/01/2036	7,300,500
1,090,000	Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 4.85%, 10/14/2038(3)	1,030,055
	Termocandelaria Power SA
1,005,000	7.75%, 09/17/2031(1)	1,033,341
265,000	7.75%, 09/17/2031(3)	272,473
	Virginia Electric & Power Co.
16,349,000	2.95%, 11/15/2051	10,111,119
7,945,000	4.90%, 09/15/2035	7,772,714
21,855,000	4.95%, 03/15/2036	21,306,164
6,100,000	6.00%, 05/15/2037	6,444,033
1,512,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	1,569,338
8,050,000	Xcel Energy, Inc. 5.60%, 04/15/2035	8,198,390
		462,266,039
	Electronics - 0.0%
3,130,000	Ingram Micro, Inc. 4.75%, 05/15/2029(1)	3,075,732
	Energy-Alternate Sources - 0.0%
266,000	CenterPoint Energy, Inc. 7.00%, 02/15/2055, (7.00% fixed rate until 11/15/2029; 5 yr. USD CMT + 3.25% thereafter)(7)	274,414
	FS Luxembourg SARL
1,020,000	8.13%, 02/11/2036(1)	944,775
280,000	8.63%, 06/25/2033(1)	274,386
200,000	8.63%, 06/25/2033(3)	195,990
		1,689,565
	Engineering & Construction - 0.1%
3,000,000	AECOM 6.00%, 08/01/2033(1)	3,024,489
	Aeropuerto Internacional de Tocumen SA
740,000	5.13%, 08/11/2061(1)	605,253
245,000	5.13%, 08/11/2061(3)	200,388
895,000	Delhi International Airport Ltd. 6.13%, 10/31/2026(3)	897,848
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Engineering & Construction - 0.1% - (continued)
$ 920,000	GMR Hyderabad International Airport Ltd. 4.25%, 10/27/2027(3)	$906,944
	IHS Holding Ltd.
1,805,000	6.25%, 11/29/2028(3)	1,800,107
403,000	6.25%, 11/29/2028(1)	401,839
370,000	Sitios Latinoamerica SAB de CV 6.00%, 11/25/2029(1)	377,970
		8,214,838
	Entertainment - 0.2%
	Caesars Entertainment, Inc.
1,100,000	4.63%, 10/15/2029(1)(4)	1,061,700
4,385,000	6.00%, 10/15/2032(1)(4)	3,929,980
680,000	6.50%, 02/15/2032(1)	660,725
	Cinemark USA, Inc.
1,550,000	5.25%, 07/15/2028(1)	1,544,015
230,000	7.00%, 08/01/2032(1)	237,698
	Cirsa Finance International SARL
EUR 390,000	6.50%, 03/15/2029(1)	472,358
1,610,000	7.88%, 07/31/2028(1)	1,946,523
	Discovery Global Holdings, Inc.
$ 1,042,000	4.28%, 03/15/2032	943,771
3,175,000	5.05%, 03/15/2042	2,265,458
315,000	5.14%, 03/15/2052	206,325
845,000	Flutter Treasury DAC 5.88%, 06/04/2031(1)	841,840
1,492,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	1,454,717
2,753,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	2,739,234
4,950,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(1)	5,239,090
		23,543,434
	Environmental Control - 0.4%
1,855,000	Clean Harbors, Inc. 5.75%, 10/15/2033(1)	1,872,224
7,545,000	Republic Services, Inc. 5.15%, 03/15/2035	7,685,145
	Waste Management, Inc.
19,240,000	4.95%, 07/03/2031	19,644,354
14,575,000	4.95%, 03/15/2035	14,596,581
		43,798,304
	Food - 1.4%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
1,500,000	5.50%, 03/31/2031(1)	1,491,667
899,000	5.75%, 03/31/2034(1)	875,192
	B&G Foods, Inc.
1,849,000	5.25%, 09/15/2027(4)	1,782,876
1,190,000	8.00%, 09/15/2028(1)	1,179,408
	Bellis Acquisition Co. PLC
EUR 2,575,000	8.00%, 07/01/2031(1)(4)	2,880,983
GBP 100,000	8.13%, 05/14/2030(3)	125,828
	Bimbo Bakeries USA, Inc.
$ 560,000	6.05%, 01/15/2029(3)	578,135
200,000	6.05%, 01/15/2029(1)	206,477
85,000	Campbell's Co. 2.38%, 04/24/2030	76,575
1,085,000	Cencosud SA 5.75%, 04/15/2036(1)	1,083,644
The accompanying notes are an integral part of these financial statements.

11

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Food - 1.4% - (continued)
	Conagra Brands, Inc.
$ 7,306,000	4.85%, 11/01/2028	$7,319,862
6,685,000	5.30%, 11/01/2038	6,227,703
5,850,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	5,911,461
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
11,980,000	5.50%, 01/15/2036	11,941,884
9,790,000	5.63%, 03/10/2037(1)	9,772,084
18,550,000	5.95%, 04/20/2035	19,204,129
12,585,000	6.25%, 03/01/2056	12,143,915
3,000,000	7.25%, 11/15/2053	3,270,936
9,365,000	Kraft Heinz Foods Co. 5.20%, 03/15/2032	9,492,116
	Mars, Inc.
550,000	4.80%, 03/01/2030(1)	555,571
18,295,000	5.20%, 03/01/2035(1)	18,458,255
20,215,000	5.65%, 05/01/2045(1)	19,891,082
280,000	Performance Food Group, Inc. 6.13%, 09/15/2032(1)	283,828
	Post Holdings, Inc.
150,000	4.63%, 04/15/2030(1)	145,730
2,882,000	6.25%, 10/15/2034(1)	2,845,001
2,200,000	6.38%, 03/01/2033(1)	2,199,144
1,518,000	6.50%, 03/15/2036(1)	1,508,020
575,000	Sysco Corp. 4.40%, 07/25/2031	562,474
	Tyson Foods, Inc.
8,745,000	4.95%, 02/20/2036	8,526,160
8,480,000	5.70%, 03/15/2034	8,794,519
		159,334,659
	Forest Products & Paper - 0.0%
825,000	Georgia-Pacific LLC 4.40%, 05/15/2029(1)	823,868
	Gas - 0.4%
1,475,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 06/01/2030(1)	1,574,952
	Brooklyn Union Gas Co.
11,000,000	3.87%, 03/04/2029(1)	10,790,808
8,520,000	4.87%, 08/05/2032(1)	8,344,439
	NiSource, Inc.
13,000,000	1.70%, 02/15/2031	11,329,310
11,410,000	5.85%, 04/01/2055	11,095,929
		43,135,438
	Healthcare - Products - 0.8%
20,665,000	Alcon Finance Corp. 2.60%, 05/27/2030(1)	19,128,596
2,365,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,330,922
	Baxter International, Inc.
2,285,000	2.54%, 02/01/2032	1,941,428
5,485,000	3.13%, 12/01/2051	3,168,217
9,465,000	4.90%, 12/15/2030	9,367,245
17,000,000	GE HealthCare Technologies, Inc. 5.86%, 03/15/2030	17,703,029
	Medline Borrower LP
5,161,000	3.88%, 04/01/2029(1)	5,014,234
971,000	5.25%, 10/01/2029(1)	966,350
	Solventum Corp.
6,230,000	5.40%, 03/01/2029	6,370,230
8,900,000	5.60%, 03/23/2034	9,098,468
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Healthcare - Products - 0.8% - (continued)
	Thermo Fisher Scientific, Inc.
$ 575,000	4.22%, 02/12/2031	$568,091
11,745,000	4.47%, 10/07/2032	11,610,166
7,580,000	4.55%, 06/15/2033	7,476,255
		94,743,231
	Healthcare - Services - 0.9%
11,280,000	Centene Corp. 2.45%, 07/15/2028	10,648,772
	CHS/Community Health Systems, Inc.
2,550,000	4.75%, 02/15/2031(1)(4)	2,385,997
425,000	5.25%, 05/15/2030(1)	401,300
1,050,000	6.88%, 04/15/2029(1)	1,033,040
1,030,000	9.75%, 01/15/2034(1)	1,062,352
2,347,000	10.88%, 01/15/2032(1)	2,520,652
	HCA, Inc.
4,690,000	4.60%, 11/15/2032	4,573,874
1,150,000	4.70%, 05/15/2031	1,144,606
13,425,000	Humana, Inc. 5.55%, 05/01/2035	13,339,373
1,940,000	IQVIA, Inc. 6.25%, 06/01/2032(1)	1,975,688
16,550,000	Laboratory Corp. of America Holdings 4.55%, 04/01/2032	16,377,884
14,305,000	Quest Diagnostics, Inc. 4.63%, 12/15/2029	14,400,149
2,005,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	2,100,346
1,419,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(1)	1,415,212
	Tenet Healthcare Corp.
1,509,000	6.00%, 11/15/2033(1)(4)	1,525,205
1,430,000	6.13%, 06/15/2030	1,438,500
	UnitedHealth Group, Inc.
5,615,000	5.38%, 04/15/2054	5,181,020
13,965,000	5.50%, 07/15/2044	13,550,677
4,575,000	5.95%, 02/15/2041	4,723,156
		99,797,803
	Home Builders - 0.1%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
960,000	4.63%, 08/01/2029(1)	918,881
991,000	4.63%, 04/01/2030(1)	943,528
230,000	6.88%, 08/01/2033(1)	225,672
	Century Communities, Inc.
1,990,000	3.88%, 08/15/2029(1)	1,884,483
1,580,000	6.63%, 09/15/2033(1)	1,572,067
864,000	KB Home 4.80%, 11/15/2029	848,860
2,040,000	M/I Homes, Inc. 3.95%, 02/15/2030	1,939,134
2,700,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	2,801,709
950,000	Taylor Morrison Communities, Inc. 5.75%, 11/15/2032(1)	960,147
		12,094,481
	Household Products - 0.1%
	Kenvue, Inc.
4,040,000	4.85%, 05/22/2032	4,087,210
5,250,000	5.05%, 03/22/2053	4,738,272
		8,825,482
	Housewares - 0.0%
2,153,000	Newell Brands, Inc. 6.63%, 05/15/2032(4)	2,090,096
	Insurance - 0.9%
	Acrisure LLC/Acrisure Finance, Inc.
1,400,000	6.75%, 07/01/2032(1)	1,379,297
3,325,000	7.50%, 11/06/2030(1)	3,376,616
The accompanying notes are an integral part of these financial statements.

12

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Insurance - 0.9% - (continued)
$ 1,125,000	8.50%, 06/15/2029(1)	$1,125,677
4,250,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	4,176,003
	American National Group, Inc.
275,000	6.14%, 06/13/2032(1)	282,161
284,000	7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(7)	277,533
	Asurion LLC/Asurion Co-Issuer, Inc.
3,052,000	8.00%, 12/31/2032(1)	3,188,086
945,000	8.38%, 02/01/2034(1)	932,344
630,000	Athene Global Funding 2.65%, 10/04/2031(1)	546,310
	Athene Holding Ltd.
160,000	3.45%, 05/15/2052	98,041
565,000	3.95%, 05/25/2051	384,364
660,000	6.88%, 06/28/2055, (6.88% fixed rate until 03/28/2035; 5 yr. USD CMT + 2.58% thereafter)(7)	640,473
208,000	CNO Financial Group, Inc. 6.45%, 06/15/2034	216,003
11,035,000	CNO Global Funding 4.70%, 12/11/2030(1)	10,929,460
7,660,000	Equitable Financial Life Global Funding 5.00%, 03/27/2030(1)	7,702,480
965,000	GA Global Funding Trust 2.90%, 01/06/2032(1)	842,359
885,000	Global Atlantic Fin Co. 6.75%, 03/15/2054(1)	836,133
15,090,000	Guardian Life Global Funding 4.67%, 09/05/2032(1)	14,913,422
	HUB International Ltd.
900,000	7.25%, 06/15/2030(1)	931,024
3,765,000	7.38%, 01/31/2032(1)	3,856,757
8,915,000	Jackson National Life Global Funding 5.55%, 07/02/2027(1)	9,007,286
275,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(1)	174,616
620,000	Lincoln National Corp. 3.40%, 03/01/2032	565,214
275,000	MetLife, Inc. 6.35%, 03/15/2055, (6.35% fixed rate until 03/15/2035; 5 yr. USD CMT + 2.08% thereafter)(7)	281,507
12,865,000	Northwestern Mutual Global Funding 5.16%, 05/28/2031(1)	13,179,718
19,305,000	Protective Life Global Funding 4.83%, 04/14/2031(1)	19,279,330
6,480,000	RGA Global Funding 5.00%, 08/25/2032(1)	6,444,726
885,000	Tongyang Life Insurance Co. Ltd. 6.25%, 05/07/2035, (6.25% fixed rate until 05/07/2030; 5 yr. USD CMT + 2.40% thereafter)(3)(7)	914,190
		106,481,130
	Internet - 1.6%
	Alphabet, Inc.
575,000	4.10%, 02/15/2031	568,253
5,422,000	5.25%, 05/15/2055	5,043,776
6,960,000	5.30%, 05/15/2065	6,339,206
28,220,000	5.45%, 11/15/2055	26,992,952
2,690,000	5.50%, 02/15/2046	2,645,319
5,780,000	5.75%, 02/15/2066	5,623,545
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Internet - 1.6% - (continued)
	Amazon.com, Inc.
$ 11,020,000	3.95%, 04/13/2052	$8,361,986
575,000	4.25%, 03/13/2031	569,372
12,300,000	4.35%, 03/20/2033	12,035,974
8,475,000	4.88%, 03/13/2036	8,350,691
7,270,000	5.65%, 03/13/2046	7,169,666
5,495,000	5.80%, 03/13/2056	5,408,403
26,735,000	5.95%, 03/13/2066	26,369,687
300,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(1)	280,349
	Meta Platforms, Inc.
5,000,000	4.45%, 08/15/2052	3,883,714
2,275,000	4.55%, 05/15/2031	2,274,475
550,000	4.55%, 08/15/2031	550,671
14,900,000	4.88%, 05/15/2033	14,893,338
4,225,000	5.50%, 11/15/2045	3,925,522
9,645,000	5.60%, 05/15/2053	8,867,359
3,500,000	5.63%, 11/15/2055	3,213,749
4,250,000	6.20%, 05/15/2046	4,255,138
8,305,000	6.30%, 05/15/2056	8,317,792
9,225,000	6.45%, 05/15/2066	9,205,211
	Rakuten Group, Inc.
205,000	6.25%, 04/22/2031, (6.25% fixed rate until 04/22/2031; 5 yr. USD CMT + 4.96% thereafter)(3)(6)(7)	193,471
1,600,000	8.13%, 12/15/2029, (8.13% fixed rate until 12/15/2029; 5 yr. USD CMT + 4.25% thereafter)(1)(6)(7)	1,634,435
1,325,000	9.75%, 04/15/2029(1)	1,453,540
		178,427,594
	Investment Company Security - 0.5%
485,000	Abu Dhabi Developmental Holding Co. PJSC 5.38%, 05/08/2029(1)	493,883
	Ares Strategic Income Fund
5,400,000	5.15%, 01/15/2031(1)	5,155,432
2,111,000	5.55%, 04/15/2031(1)	2,047,692
12,665,000	Blackstone Private Credit Fund 5.95%, 05/15/2031	12,456,013
550,000	Goldman Sachs Private Credit Corp. 6.15%, 06/16/2031(1)	545,371
	HA Sustainable Infrastructure Capital, Inc.
14,641,000	6.00%, 03/15/2036	14,436,912
595,000	6.15%, 01/15/2031	612,539
3,390,000	6.75%, 07/15/2035	3,544,785
11,684,000	7.13%, 11/15/2056, (7.13% fixed rate until 08/17/2031; 5 yr. USD CMT + 3.48% thereafter)(7)	11,794,764
	HPS Corporate Lending Fund
10,000	5.45%, 11/15/2030	9,676
718,000	5.85%, 06/05/2030	707,945
8,585,000	5.95%, 04/14/2032	8,452,555
	Ittihad International II Ltd.
220,000	7.38%, 11/13/2030(1)	221,150
200,000	7.38%, 11/13/2030(3)	201,107
400,000	MDGH GMTN RSC Ltd. 4.38%, 11/22/2033(3)	383,267
895,000	SMIC SG Holdings Pte. Ltd. 5.38%, 07/24/2029(3)	909,774
		61,972,865
	Iron/Steel - 0.1%
1,453,000	ATI, Inc. 4.88%, 10/01/2029	1,443,199
The accompanying notes are an integral part of these financial statements.

13

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Iron/Steel - 0.1% - (continued)
$ 1,545,000	Carpenter Technology Corp. 5.63%, 03/01/2034(1)	$1,545,930
	Commercial Metals Co.
120,000	3.88%, 02/15/2031	111,532
1,025,000	5.75%, 11/15/2033(1)	1,026,714
1,420,000	6.00%, 12/15/2035(1)	1,418,596
915,000	JSW Steel Ltd. 3.95%, 04/05/2027(3)	907,357
		6,453,328
	IT Services - 0.4%
2,250,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(8)	2,328,997
7,280,000	Apple, Inc. 3.95%, 08/08/2052	5,645,572
980,000	CACI International, Inc. 6.38%, 06/15/2033(1)	1,002,592
	Dell International LLC/EMC Corp.
8,000,000	4.50%, 02/15/2031	7,919,873
2,415,000	4.75%, 10/06/2032	2,388,358
4,840,000	5.10%, 02/15/2036	4,760,394
60,000	5.50%, 04/01/2035	61,046
1,995,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	2,014,916
2,750,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	2,727,706
	International Business Machines Corp.
6,395,000	4.15%, 05/15/2039	5,539,170
10,000,000	5.00%, 02/10/2032	10,083,746
2,150,000	Science Applications International Corp. 5.88%, 11/01/2033(1)	2,120,629
		46,592,999
	Leisure Time - 0.1%
	NCL Corp. Ltd.
1,925,000	5.88%, 01/15/2031(1)	1,873,641
1,650,000	6.25%, 09/15/2033(1)(4)	1,596,922
1,935,000	6.75%, 02/01/2032(1)(4)	1,925,506
	Viking Cruises Ltd.
575,000	5.88%, 10/15/2033(1)	576,461
1,060,000	9.13%, 07/15/2031(1)	1,116,956
		7,089,486
	Lodging - 0.1%
	Fortune Star BVI Ltd.
EUR 885,000	3.95%, 10/02/2026(3)	1,036,520
$ 1,445,000	5.05%, 01/27/2027(3)	1,423,255
	Gohl Capital Holdings Ltd.
1,255,000	7.63%, 10/29/2031, (7.63% fixed rate until 10/29/2031; 5 yr. USD CMT + 3.71% thereafter)(3)(6)(7)	1,245,019
915,000	8.30%, 04/29/2036, (8.30% fixed rate until 04/29/2036; 5 yr. USD CMT + 4.26% thereafter)(3)(6)(7)	905,901
7,940,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	7,915,316
985,000	Station Casinos LLC 6.63%, 03/15/2032(1)	997,279
	Studio City Finance Ltd.
2,024,000	5.00%, 01/15/2029(3)	1,928,935
1,100,000	5.00%, 01/15/2029(1)	1,048,334
200,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)	195,152
		16,695,711
	Machinery - Construction & Mining - 0.0%
600,000	Caterpillar, Inc. 2.60%, 04/09/2030	564,131
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Machinery-Diversified - 0.4%
$ 10,910,000	Deere & Co. 5.45%, 01/16/2035	$11,353,103
18,530,000	Ingersoll Rand, Inc. 5.70%, 08/14/2033	19,296,787
7,475,000	Otis Worldwide Corp. 5.13%, 11/19/2031	7,647,396
304,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	304,076
7,550,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	7,639,895
		46,241,257
	Media - 1.2%
	CCO Holdings LLC/CCO Holdings Capital Corp.
6,380,000	4.25%, 02/01/2031(1)	5,794,713
860,000	4.25%, 01/15/2034(1)(4)	721,330
10,170,000	4.50%, 08/15/2030(1)	9,486,221
7,500,000	4.75%, 02/01/2032(1)	6,715,725
1,325,000	5.00%, 02/01/2028(1)	1,309,448
175,000	7.00%, 02/01/2033(1)	172,503
875,000	7.38%, 03/01/2031(1)(4)	885,694
	Charter Communications Operating LLC/Charter Communications Operating Capital
10,245,000	3.50%, 03/01/2042	6,974,838
1,245,000	3.70%, 04/01/2051	763,885
5,820,000	3.85%, 04/01/2061	3,363,053
1,484,000	3.90%, 06/01/2052	932,889
691,000	3.95%, 06/30/2062	403,749
662,000	4.40%, 12/01/2061	422,658
	Comcast Corp.
10,000,000	2.94%, 11/01/2056	5,505,162
4,900,000	2.99%, 11/01/2063	2,578,492
6,605,000	3.25%, 11/01/2039	5,084,208
7,000,000	3.75%, 04/01/2040	5,672,078
14,015,000	4.95%, 05/15/2032	14,114,873
	CSC Holdings LLC
2,525,000	5.75%, 01/15/2030(1)	896,535
3,270,000	11.75%, 01/31/2029(1)	2,341,604
1,425,000	Directv Financing LLC 8.88%, 02/01/2030(1)	1,448,675
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
246,000	5.88%, 08/15/2027(1)	246,183
4,756,000	10.00%, 02/15/2031(1)	4,948,570
2,137,000	EW Scripps Co. 9.88%, 08/15/2030(1)	2,143,333
1,895,000	Gray Media, Inc. 9.63%, 07/15/2032(1)	1,926,675
	Grupo Televisa SAB
2,345,000	5.00%, 05/13/2045	1,566,902
1,355,000	5.25%, 05/24/2049	904,463
310,000	6.13%, 01/31/2046	236,598
100,000	6.63%, 01/15/2040	86,995
1,582,000	iHeartCommunications, Inc. 9.13%, 05/01/2029(1)	1,584,950
	Paramount Global
630,000	4.20%, 05/19/2032	550,555
8,179,000	4.38%, 03/15/2043	5,215,741
2,675,000	4.95%, 01/15/2031	2,523,350
202,000	4.95%, 05/19/2050	126,865
5,000,000	5.85%, 09/01/2043	3,670,336
1,750,000	6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(7)	1,357,198
290,000	6.88%, 04/30/2036	269,773
The accompanying notes are an integral part of these financial statements.

14

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Media - 1.2% - (continued)
$ 1,425,000	Sinclair Television Group, Inc. 8.13%, 02/15/2033(1)	$1,475,687
3,790,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	3,641,129
	Time Warner Cable LLC
10,420,000	4.50%, 09/15/2042	7,826,317
8,630,000	5.88%, 11/15/2040	7,803,426
2,825,000	6.75%, 06/15/2039	2,801,921
	Univision Communications, Inc.
585,000	4.50%, 05/01/2029(1)	558,155
4,200,000	8.50%, 07/31/2031(1)	4,262,579
280,000	8.88%, 04/15/2033(1)	281,526
785,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	815,038
	Virgin Media Secured Finance PLC
GBP 1,200,000	4.25%, 01/15/2030(3)	1,475,932
$ 1,785,000	4.50%, 08/15/2030(1)	1,579,918
200,000	5.50%, 05/15/2029(1)	192,973
1,555,000	VZ Secured Financing BV 5.00%, 01/15/2032(1)	1,362,603
2,410,000	Ziggo BV 4.88%, 01/15/2030(1)	2,267,031
		139,291,055
	Mining - 1.2%
	Anglo American Capital PLC
6,850,000	2.63%, 09/10/2030(1)	6,277,065
935,000	2.63%, 09/10/2030(3)	856,796
260,000	2.88%, 03/17/2031(3)	237,806
20,570,000	3.88%, 03/16/2029(1)	20,202,945
285,000	5.25%, 03/19/2036(1)	280,421
8,630,000	5.63%, 04/01/2030(1)	8,899,690
260,000	5.63%, 04/01/2030(3)	268,125
12,000,000	5.75%, 04/05/2034(1)	12,380,698
11,335,000	BHP Billiton Finance USA Ltd. 5.13%, 02/21/2032	11,609,057
680,000	Constellium SE 3.75%, 04/15/2029(1)	655,795
440,000	Corp. Nacional del Cobre de Chile 5.53%, 01/30/2037(1)	436,876
565,000	First Quantum Minerals Ltd. 6.38%, 02/15/2036(1)	555,433
	Fortescue Treasury Pty. Ltd.
174,000	4.38%, 04/01/2031(1)	166,264
1,050,000	4.50%, 09/15/2027(1)	1,041,811
6,598,000	5.88%, 04/15/2030(1)	6,732,206
	Glencore Funding LLC
290,000	4.90%, 07/01/2031(1)	290,422
13,275,000	4.91%, 04/01/2028(1)	13,369,153
11,720,000	5.40%, 05/08/2028(1)	11,897,279
5,025,000	5.67%, 04/01/2035(1)	5,154,456
16,575,000	6.13%, 10/06/2028(1)	17,139,936
11,910,000	6.38%, 10/06/2030(1)	12,625,218
	Ivanhoe Mines Ltd.
2,430,000	7.88%, 01/23/2030(1)	2,477,493
550,000	7.88%, 01/23/2030(3)	559,159
3,027,000	Kaiser Aluminum Corp. 5.88%, 03/01/2034(1)	3,031,734
584,000	Novelis Corp. 4.75%, 01/30/2030(1)	559,462
550,000	Rio Tinto Finance USA PLC 4.88%, 03/14/2030	558,180
	Vedanta Resources Finance II PLC
200,000	9.48%, 07/24/2030(1)	210,251
544,000	11.25%, 12/03/2031(1)	596,485
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Mining - 1.2% - (continued)
	WE Soda Investments Holding PLC
$ 200,000	9.38%, 02/14/2031(1)	$198,743
2,335,000	9.50%, 10/06/2028(1)	2,357,965
		141,626,924
	Miscellaneous Manufacturing - 0.2%
1,865,000	Avient Corp. 7.13%, 08/01/2030(1)	1,899,465
575,000	Eaton Corp. 3.95%, 03/06/2029	569,230
180,000	Entegris, Inc. 4.75%, 04/15/2029(1)	178,607
20,200,000	Siemens Funding BV 4.90%, 05/28/2032(1)	20,574,190
		23,221,492
	Office/Business Equipment - 0.1%
	CDW LLC/CDW Finance Corp.
5,064,000	3.25%, 02/15/2029	4,837,543
12,485,000	3.28%, 12/01/2028	12,004,064
		16,841,607
	Oil & Gas - 1.3%
890,000	Adnoc Murban Rsc Ltd. 5.13%, 09/11/2054(3)	792,396
	Aker BP ASA
150,000	3.75%, 01/15/2030(1)	144,552
4,055,000	5.13%, 10/01/2034(1)	3,965,022
5,190,000	5.25%, 10/30/2035(1)	5,068,913
340,000	Apache Corp. 4.75%, 04/15/2043	266,724
	Azule Energy Finance PLC
2,145,000	8.13%, 01/23/2030(1)	2,207,405
200,000	8.13%, 01/23/2030(3)	205,819
290,000	8.25%, 01/22/2031(1)	298,815
5,917,000	BP Capital Markets America, Inc. 3.38%, 02/08/2061	3,812,798
	ConocoPhillips Co.
7,485,000	4.03%, 03/15/2062	5,392,469
550,000	4.70%, 01/15/2030	555,247
2,315,000	5.55%, 03/15/2054	2,222,679
780,000	Continental Resources, Inc. 4.90%, 06/01/2044	625,470
2,830,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	2,984,303
	Diamondback Energy, Inc.
2,350,000	5.40%, 04/18/2034	2,397,745
11,818,000	5.75%, 04/18/2054	11,339,353
12,629,000	6.25%, 03/15/2053	12,895,250
	Ecopetrol SA
1,557,000	4.63%, 11/02/2031	1,402,659
8,310,000	7.75%, 02/01/2032	8,515,465
1,431,000	Empresa Nacional del Petroleo 5.25%, 11/06/2029(3)	1,446,473
541,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(3)	517,905
6,370,000	EOG Resources, Inc. 5.65%, 12/01/2054(4)	6,187,664
	Matador Resources Co.
175,000	6.25%, 04/15/2033(1)	177,969
1,005,000	6.50%, 04/15/2032(1)	1,026,270
575,000	Medco Laurel Tree Pte. Ltd. 6.95%, 11/12/2028(3)	576,782
2,080,000	Nabors Industries, Inc. 9.13%, 01/31/2030(1)	2,184,472
365,000	Noble Finance II LLC 8.00%, 04/15/2030(1)	379,624
	Northern Oil & Gas, Inc.
505,000	7.88%, 10/15/2033(1)	523,379
1,725,000	8.75%, 06/15/2031(1)	1,801,297
The accompanying notes are an integral part of these financial statements.

15

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Oil & Gas - 1.3% - (continued)
	Petroleos de Venezuela SA
$ 485,000	5.50%, 04/12/2037(3)(9)	$182,603
8,377,000	6.00%, 05/16/2024(3)(9)	3,287,135
8,121,000	6.00%, 11/15/2026(3)(9)	3,207,795
	Petroleos Mexicanos
235,000	5.95%, 01/28/2031	229,908
1,856,000	6.75%, 09/21/2047	1,563,249
	Petronas Capital Ltd.
640,000	4.95%, 01/03/2031(1)	655,383
410,000	5.85%, 04/03/2055(1)	425,376
943,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(1)	986,883
	Saudi Arabian Oil Co.
8,890,000	4.38%, 02/02/2031(1)	8,723,433
3,150,000	5.00%, 02/02/2036(1)	3,096,631
3,425,000	5.75%, 07/17/2054(3)	3,232,131
2,010,000	5.88%, 07/17/2064(3)	1,891,647
4,020,000	6.00%, 02/02/2056(1)	3,935,708
270,000	6.38%, 06/02/2055(3)	275,222
7,450,000	Shell Finance U.S., Inc. 3.00%, 11/26/2051(1)	4,768,878
	SM Energy Co.
1,400,000	6.50%, 07/15/2028	1,404,085
1,505,000	6.75%, 08/01/2029(1)	1,543,823
1,170,000	7.00%, 08/01/2032(1)	1,201,027
1,205,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(3)	1,297,129
	Sunoco LP
680,000	5.63%, 03/15/2031(1)	682,523
631,000	6.25%, 07/01/2033(1)	644,897
1,045,000	7.00%, 05/01/2029(1)	1,079,121
790,000	7.25%, 05/01/2032(1)	827,389
	Talos Production, Inc.
825,000	9.00%, 02/01/2029(1)	860,661
2,700,000	9.38%, 02/01/2031(1)	2,872,635
7,491,000	TotalEnergies Capital International SA 2.99%, 06/29/2041	5,620,782
3,570,000	TotalEnergies Capital USA LLC 4.57%, 01/13/2033	3,530,335
	Transocean International Ltd.
399,000	7.88%, 10/15/2032(1)	427,546
3,167,500	8.75%, 02/15/2030(1)	3,317,643
910,000	YPF SA 6.95%, 07/21/2027(3)	914,626
		142,601,123
	Oil & Gas Services - 0.1%
1,515,000	Enerflex, Inc. 6.88%, 01/15/2031(1)	1,560,758
	Schlumberger Investment SA
625,000	4.55%, 05/07/2031	623,916
1,150,000	4.80%, 05/07/2033	1,147,012
	USA Compression Partners LP/USA Compression Finance Corp.
1,915,000	6.25%, 10/01/2033(1)	1,932,448
2,584,000	7.13%, 03/15/2029(1)	2,670,393
2,993,000	Weatherford International Ltd. 6.75%, 10/15/2033(1)	3,105,057
		11,039,584
	Packaging & Containers - 0.3%
	Ardagh Group SA
1,447,028	9.50%, 12/01/2030(1)	1,534,411
1,540,000	12.00%, 12/01/2030(1)(5)	1,381,996
	Clydesdale Acquisition Holdings, Inc.
1,520,000	6.63%, 04/15/2029(1)	1,496,093
1,608,000	6.75%, 04/15/2032(1)	1,512,834
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Packaging & Containers - 0.3% - (continued)
$ 140,000	8.75%, 04/15/2030(1)	$127,026
	Graphic Packaging International LLC
300,000	3.50%, 03/01/2029(1)	284,667
855,000	3.75%, 02/01/2030(1)(4)	798,573
	Mauser Packaging Solutions Holding Co.
2,215,000	7.88%, 04/15/2030(1)	2,239,730
1,475,000	9.25%, 04/15/2030(1)	1,405,765
	Owens-Brockway Glass Container, Inc.
1,870,000	7.25%, 05/15/2031(1)(4)	1,787,095
445,000	7.38%, 06/01/2032(1)(4)	420,445
13,925,000	Packaging Corp. of America 5.20%, 08/15/2035	13,884,578
972,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(3)(11)	938,077
1,605,000	Sword Purchaser LLC 8.25%, 04/15/2033(1)	1,642,169
2,200,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(1)	2,398,614
		31,852,073
	Pharmaceuticals - 2.3%
5,235,000	1261229 BC Ltd. 10.00%, 04/15/2032(1)	5,406,593
	AbbVie, Inc.
5,800,000	3.20%, 11/21/2029	5,581,254
4,630,000	4.05%, 11/21/2039	4,055,259
3,705,000	4.85%, 06/15/2044	3,369,286
4,715,000	5.20%, 03/15/2035	4,798,101
4,870,000	5.55%, 03/15/2056	4,717,230
	Astrazeneca Finance LLC
13,635,000	4.30%, 03/02/2033	13,332,426
14,685,000	4.60%, 03/02/2036	14,308,056
741,000	Bausch Health Cos., Inc. 6.25%, 02/15/2029(1)	545,098
	Bristol-Myers Squibb Co.
8,400,000	4.25%, 10/26/2049	6,736,105
550,000	5.10%, 02/22/2031	564,737
10,210,000	Cardinal Health, Inc. 5.00%, 11/15/2029	10,360,572
	Cencora, Inc.
9,400,000	3.95%, 02/13/2029	9,270,568
5,210,000	4.60%, 02/13/2033	5,124,492
	CVS Health Corp.
8,115,000	4.78%, 03/25/2038	7,520,133
5,535,000	5.00%, 09/15/2032	5,552,370
9,430,000	5.05%, 03/25/2048	8,135,819
804,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(7)	832,965
12,520,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(7)	12,989,717
	CVS Pass-Through Trust
3,875	6.04%, 12/10/2028	3,902
11,674	6.94%, 01/10/2030	12,061
	Eli Lilly & Co.
27,175,000	4.55%, 10/15/2032	27,174,090
4,450,000	5.50%, 02/12/2055	4,331,777
5,790,000	5.60%, 02/12/2065	5,613,293
	Merck & Co., Inc.
7,215,000	4.45%, 12/04/2032	7,146,223
7,470,000	4.75%, 12/04/2035(4)	7,311,857
The accompanying notes are an integral part of these financial statements.

16

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Pharmaceuticals - 2.3% - (continued)
$ 16,755,000	5.55%, 12/04/2055	$16,145,464
7,720,000	Novartis Capital Corp. 4.60%, 03/18/2033	7,666,080
625,000	Organon & Co./Organon Foreign Debt Co-Issuer BV 7.88%, 05/15/2034(1)	669,591
550,000	Pfizer Investment Enterprises Pte. Ltd. 4.65%, 05/19/2030	554,052
	Pfizer, Inc.
10,000,000	4.30%, 06/15/2043	8,555,046
23,325,000	4.50%, 11/15/2032	23,105,392
EUR 1,545,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	2,123,556
	Teva Pharmaceutical Finance Netherlands III BV
$ 4,904,000	3.15%, 10/01/2026	4,868,806
5,404,000	4.75%, 05/09/2027	5,395,230
13,250,000	Viatris, Inc. 2.70%, 06/22/2030	12,074,379
		255,951,580
	Pipelines - 2.5%
1,300,000	Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(3)	1,151,758
2,956,000	AL Candelaria (Spain) SA 5.75%, 06/15/2033(3)	2,668,038
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
2,750,000	5.75%, 01/15/2028(1)	2,749,629
1,950,000	5.75%, 10/15/2033(1)	1,946,144
281,000	6.63%, 02/01/2032(1)	288,156
	Buckeye Partners LP
2,930,000	4.50%, 03/01/2028(1)	2,903,004
904,000	5.85%, 11/15/2043	827,982
12,015,000	Cheniere Energy Partners LP 5.55%, 10/30/2035	12,263,041
8,050,000	Columbia Pipelines Holding Co. LLC 5.00%, 11/17/2032(1)	7,994,499
3,475,000	Columbia Pipelines Operating Co. LLC 6.54%, 11/15/2053(1)	3,654,103
9,630,000	DT Midstream, Inc. 4.38%, 06/15/2031(1)	9,309,212
	Enbridge, Inc.
15,105,000	4.85%, 03/27/2031	15,167,097
7,535,000	5.70%, 03/08/2033	7,803,259
265,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(7)	283,339
	Energy Transfer LP
10,401,000	5.00%, 05/15/2050	8,688,519
7,528,000	5.15%, 03/15/2045	6,599,996
3,853,000	5.30%, 04/15/2047	3,407,276
9,450,000	5.55%, 02/15/2028	9,618,386
4,245,000	6.10%, 12/01/2028	4,404,459
565,000	6.50%, 02/15/2056, (6.50% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.68% thereafter)(7)	566,523
	Enterprise Products Operating LLC
550,000	4.60%, 01/15/2031	550,909
5,370,000	4.85%, 03/15/2044	4,886,343
3,910,000	5.20%, 01/15/2036	3,944,434
	Galaxy Pipeline Assets Bidco Ltd.
1,655,000	2.63%, 03/31/2036(3)	1,436,498
1,115,000	2.63%, 03/31/2036(1)	966,982
348,053	2.94%, 09/30/2040(3)	287,204
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Pipelines - 2.5% - (continued)
	Greensaif Pipelines Bidco SARL
$ 425,000	5.85%, 02/23/2036(3)	$434,598
273,000	6.10%, 08/23/2042(1)	277,795
16,385,000	6.13%, 02/23/2038(3)	16,965,424
6,800,000	Hess Midstream Operations LP 6.50%, 06/01/2029(1)	6,967,110
	Howard Midstream Energy Partners LLC
2,645,000	6.63%, 01/15/2034(1)	2,690,743
275,000	7.38%, 07/15/2032(1)	286,758
	MPLX LP
12,670,000	5.00%, 01/15/2033	12,610,346
6,525,000	6.10%, 04/01/2056	6,340,765
4,350,000	6.20%, 09/15/2055	4,286,095
1,992,000	ONEOK Partners LP 6.13%, 02/01/2041	2,039,930
	ONEOK, Inc.
6,585,000	4.85%, 02/01/2049	5,437,531
3,940,000	4.95%, 10/15/2032	3,913,755
7,290,000	5.05%, 11/01/2034	7,145,617
7,655,000	5.40%, 10/15/2035	7,648,341
11,090,000	5.70%, 11/01/2054	10,113,596
1,800,000	6.63%, 09/01/2053	1,853,753
10,355,000	Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036	10,372,604
1,160,000	QazaqGaz NC JSC 5.63%, 05/08/2036(1)	1,136,751
2,950,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	3,075,745
2,999,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.75%, 03/15/2034(1)	3,064,336
	Targa Resources Corp.
2,120,000	4.95%, 04/15/2052	1,783,511
9,360,000	5.40%, 07/30/2036	9,309,811
4,565,000	6.05%, 05/15/2056	4,432,156
4,352,000	6.25%, 07/01/2052	4,351,262
6,973,000	6.50%, 02/15/2053	7,218,331
	TransCanada PipeLines Ltd.
570,000	6.13%, 10/17/2056, (6.13% fixed rate until 07/17/2031; 5 yr. USD CMT + 2.25% thereafter)(7)	572,495
570,000	6.38%, 10/17/2056, (6.38% fixed rate until 07/17/2036; 5 yr. USD CMT + 2.12% thereafter)(7)	574,374
7,725,000	Transcontinental Gas Pipe Line Co. LLC 5.10%, 03/15/2036	7,664,973
	Venture Global Plaquemines LNG LLC
455,000	6.13%, 12/15/2030(1)	469,231
1,160,000	6.50%, 01/15/2034(1)	1,215,101
890,000	6.75%, 01/15/2036(1)	946,106
8,300,000	Whistler Pipeline LLC 5.70%, 09/30/2031(1)	8,512,179
9,900,000	Williams Cos., Inc. 5.65%, 03/15/2033	10,252,101
		278,330,014
	Real Estate - 0.1%
GBP 2,950,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(3)	3,788,988
	CPI Property Group SA
EUR 290,000	1.50%, 01/27/2031(3)	274,908
The accompanying notes are an integral part of these financial statements.

17

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Real Estate - 0.1% - (continued)
EUR 2,870,000	7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(3)(6)(7)	$3,087,631
$ 1,345,000	GLP China Holdings Ltd. 7.75%, 04/30/2029(3)	1,081,500
	GLP Pte. Ltd.
320,000	4.50%, 05/17/2026, (4.50% fixed rate until 05/17/2026; 5 yr. USD CMT + 3.74% thereafter)(3)(6)(7)	146,350
1,080,000	9.75%, 05/20/2028(3)	849,088
985,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(3)	970,956
		10,199,421
	Real Estate Investment Trusts - 2.0%
	American Tower Corp.
300,000	2.70%, 04/15/2031	272,814
3,965,000	4.70%, 12/15/2032	3,916,197
8,450,000	5.25%, 07/15/2028	8,582,895
12,670,000	American Tower Trust I 5.49%, 03/15/2053(1)	12,800,539
	Brandywine Operating Partnership LP
1,255,000	4.55%, 10/01/2029(4)	1,167,421
1,590,000	6.13%, 01/15/2031(4)	1,479,790
105,000	8.30%, 03/15/2028(11)	109,162
2,250,000	8.88%, 04/12/2029	2,354,837
517,000	Champion MTN Ltd. 2.95%, 06/15/2030(3)	457,887
3,945,000	Cousins Properties LP 4.88%, 03/01/2033	3,817,738
	Crown Castle, Inc.
14,650,000	2.25%, 01/15/2031	12,988,315
30,455,000	2.90%, 03/15/2027	30,038,260
6,725,000	3.65%, 09/01/2027	6,649,225
11,982,000	4.15%, 07/01/2050	9,116,276
10,140,000	5.60%, 06/01/2029	10,394,529
275,000	Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	273,104
	GLP Capital LP/GLP Financing II, Inc.
5,990,000	3.25%, 01/15/2032	5,368,087
6,715,000	4.00%, 01/15/2031	6,364,717
7,195,000	5.25%, 02/15/2033	7,076,319
4,750,000	5.30%, 01/15/2029	4,787,900
19,815,000	5.63%, 03/01/2036	19,473,560
4,253,000	5.75%, 06/01/2028	4,308,604
	Hudson Pacific Properties LP
295,000	3.25%, 01/15/2030(4)	251,360
4,505,000	4.65%, 04/01/2029(4)	4,031,548
595,000	5.95%, 02/15/2028	579,784
235,000	Iron Mountain Information Management Services, Inc. 5.00%, 07/15/2032(1)	226,906
	Iron Mountain, Inc.
755,000	4.50%, 02/15/2031(1)	725,536
230,000	4.88%, 09/15/2029(1)	226,823
1,050,000	5.25%, 07/15/2030(1)	1,039,134
370,000	6.25%, 01/15/2033(1)	375,730
1,825,000	7.00%, 02/15/2029(1)	1,865,052
1,950,000	MPT Operating Partnership LP/MPT Finance Corp. 8.50%, 02/15/2032(1)	2,025,853
4,475,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	4,547,427
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Real Estate Investment Trusts - 2.0% - (continued)
	Prologis Targeted U.S. Logistics Fund LP
$ 3,745,000	4.25%, 01/15/2031(1)	$3,672,126
8,000,000	4.75%, 01/15/2036(1)	7,667,826
14,015,000	Realty Income Corp. 4.75%, 04/15/2033	13,840,119
9,820,000	Regency Centers LP 4.50%, 03/15/2033	9,572,416
1,669,000	RHP Hotel Properties LP/RHP Finance Corp. 7.25%, 07/15/2028(1)	1,707,836
	Trust 2401
245,000	6.39%, 01/15/2050(1)	225,400
920,000	7.38%, 02/13/2034(1)	998,660
450,000	Trust Fibra Uno 4.87%, 01/15/2030(3)	435,537
22,700,000	Welltower OP LLC 4.50%, 07/01/2030	22,700,416
		228,513,665
	Retail - 0.4%
	1011778 BC ULC/New Red Finance, Inc.
1,805,000	3.50%, 02/15/2029(1)	1,739,186
755,000	3.88%, 01/15/2028(1)	740,952
1,114,000	4.38%, 01/15/2028(1)	1,099,955
	Advance Auto Parts, Inc.
155,000	3.50%, 03/15/2032	136,272
78,000	3.90%, 04/15/2030	73,163
	Asbury Automotive Group, Inc.
1,694,000	4.63%, 11/15/2029(1)	1,648,616
175,000	5.00%, 02/15/2032(1)	167,813
3,265,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	3,433,105
	FirstCash, Inc.
1,575,000	4.63%, 09/01/2028(1)	1,548,513
1,110,000	6.13%, 05/01/2034(1)	1,107,363
1,381,000	6.88%, 03/01/2032(1)	1,415,360
	LBM Acquisition LLC
1,889,000	6.25%, 01/15/2029(1)(4)	1,309,079
1,820,000	9.50%, 06/15/2031(1)	1,592,472
5,000,000	McDonald's Corp. 6.30%, 10/15/2037	5,464,721
	PetSmart LLC/PetSmart Finance Corp.
3,260,000	7.50%, 09/15/2032(1)	3,301,071
1,500,000	10.00%, 09/15/2033(1)	1,515,114
3,296,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	2,909,020
5,800,000	Staples, Inc. 10.75%, 09/01/2029(1)	5,543,928
875,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	842,956
560,000	Walmart, Inc. 4.00%, 04/30/2029	559,368
865,000	Yum! Brands, Inc. 4.75%, 01/15/2030(1)	856,585
3,089,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(3)	2,992,987
		39,997,599
	Semiconductors - 1.1%
	Broadcom, Inc.
625,000	2.45%, 02/15/2031	569,315
5,375,000	3.50%, 02/15/2041	4,293,518
12,125,000	4.30%, 01/15/2031	12,027,796
12,805,000	4.90%, 07/15/2032	12,927,417
18,719,000	4.93%, 05/15/2037(1)	18,237,254
The accompanying notes are an integral part of these financial statements.

18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Semiconductors - 1.1% - (continued)
	Foundry JV Holdco LLC
$ 8,625,000	6.10%, 01/25/2036(1)	$9,054,315
10,590,000	6.15%, 01/25/2032(1)	11,141,211
	Intel Corp.
7,155,000	2.80%, 08/12/2041	5,008,702
15,556,000	3.05%, 08/12/2051	9,593,500
740,000	3.10%, 02/15/2060	417,191
1,075,000	3.20%, 08/12/2061	614,830
19,829,000	3.25%, 11/15/2049	12,795,315
13,771,000	3.73%, 12/08/2047	9,861,795
12,515,000	4.10%, 05/19/2046	9,650,373
620,000	4.65%, 06/01/2031	617,618
4,035,000	5.00%, 08/15/2033	4,019,237
1,735,000	5.30%, 05/15/2036	1,727,717
	Marvell Technology, Inc.
300,000	2.95%, 04/15/2031	276,556
565,000	5.30%, 04/15/2036	565,310
240,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	219,271
		123,618,241
	Software - 1.3%
5,115,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	4,875,349
	Cloud Software Group, Inc.
1,505,000	6.63%, 08/15/2033(1)	1,347,973
1,250,000	8.25%, 06/30/2032(1)	1,187,547
4,228,000	9.00%, 09/30/2029(1)	4,151,410
	OAK-Eagle Acquireco, Inc.
850,000	7.25%, 07/01/2033(1)	875,854
1,547,000	8.75%, 07/01/2034(1)	1,609,850
	Open Text Corp.
410,000	3.88%, 02/15/2028(1)	396,702
1,294,000	3.88%, 12/01/2029(1)	1,166,267
135,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	115,273
	Oracle Corp.
1,240,000	2.88%, 03/25/2031	1,102,031
10,000,000	3.25%, 11/15/2027	9,785,718
3,850,000	3.60%, 04/01/2040	2,776,200
29,430,000	3.60%, 04/01/2050	17,620,465
6,724,000	3.95%, 03/25/2051	4,226,575
815,000	4.00%, 07/15/2046	543,991
315,000	4.30%, 07/08/2034	280,189
9,940,000	4.45%, 09/26/2030	9,587,234
17,620,000	4.70%, 09/27/2034	16,091,373
14,160,000	4.80%, 09/26/2032	13,464,249
2,768,000	5.38%, 09/27/2054	2,130,667
2,081,000	5.55%, 02/06/2053	1,655,371
5,100,000	5.88%, 09/26/2045	4,392,548
7,945,000	6.00%, 08/03/2055	6,661,014
2,050,000	6.10%, 09/26/2065	1,693,549
11,101,000	6.85%, 02/04/2066	10,199,506
150,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	142,078
	Rocket Software, Inc.
2,300,000	6.50%, 02/15/2029(1)	2,053,670
1,557,000	9.00%, 11/28/2028(1)	1,549,295
655,000	Roper Technologies, Inc. 1.75%, 02/15/2031	567,893
	Salesforce, Inc.
17,020,000	4.90%, 09/15/2031	16,970,007
11,280,000	6.40%, 03/15/2046	11,274,260
1,930,000	UKG, Inc. 6.88%, 02/01/2031(1)	1,878,495
		152,372,603
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Telecommunications - 2.2%
$ 1,025,000	Africell Holding Ltd. 10.50%, 10/23/2029(3)	$1,031,438
240,000	Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033(1)	237,391
	Altice France SA
1,322,287	6.50%, 04/15/2032(1)	1,300,517
503,049	6.88%, 10/15/2030(1)	494,539
609,757	6.88%, 07/15/2032(1)	599,793
3,105,947	9.50%, 11/01/2029(1)	3,170,691
EUR 1,003	Altice Holdings 1 SARL 0.00%, 12/31/2099(1)(2)(6)	159
	AT&T, Inc.
$ 20,975,000	3.50%, 06/01/2041	16,180,730
11,739,000	3.50%, 09/15/2053	7,602,339
25,070,000	3.65%, 06/01/2051	17,046,236
13,965,000	4.55%, 11/01/2032	13,694,252
905,000	4.75%, 04/30/2033	893,169
8,340,000	6.20%, 10/30/2056	8,261,695
6,290,000	6.30%, 10/30/2066	6,204,085
283,000	Bell Telephone Co. of Canada or Bell Canada 7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(7)	293,684
390,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	395,689
250,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	259,127
4,100,000	Cisco Systems, Inc. 5.50%, 01/15/2040	4,181,237
	EchoStar Corp.
2,852,093	6.75%, 11/30/2030(5)	2,893,782
4,875,000	10.75%, 11/30/2029	5,293,043
	Fibercop SpA
1,605,000	6.38%, 11/15/2033(1)	1,602,994
1,041,000	7.20%, 07/18/2036(1)	1,038,398
606,000	7.72%, 06/04/2038(1)	607,605
1,455,000	Globe Telecom, Inc. 4.20%, 08/02/2026, (4.20% fixed rate until 08/02/2026; 5 yr. USD CMT + 5.53% thereafter)(3)(6)(7)	1,447,708
22,200,000	HUT 8 DC LLC 6.19%, 11/15/2042(1)	22,383,739
	Iliad Holding SAS
EUR 2,185,000	6.88%, 04/15/2031(1)	2,694,109
$ 730,000	7.00%, 10/15/2028(1)	734,992
830,000	7.00%, 04/15/2032(1)	842,661
	Kaixo Bondco Telecom SA
EUR 1,250,000	5.13%, 09/30/2029(3)	1,473,890
735,000	5.13%, 09/30/2029(1)	866,647
	Level 3 Financing, Inc.
$ 2,825,000	3.75%, 07/15/2029(1)	2,650,924
730,000	6.88%, 06/30/2033(1)	753,383
2,700,000	8.50%, 01/15/2036(1)	2,891,730
	Lumen Technologies, Inc.
225,000	4.50%, 01/15/2029(1)	216,000
930,000	5.38%, 06/15/2029(1)	892,521
3,220,000	Meridian Arc Holdco LLC 6.25%, 04/30/2031(1)	3,219,267
	Millicom International Cellular SA
1,745,000	4.50%, 04/27/2031(3)	1,628,846
1,080,000	6.25%, 03/25/2029(3)	1,084,944
603,000	6.25%, 03/25/2029(1)	605,760
	NTT Finance Corp.
4,365,000	4.88%, 07/16/2030(1)	4,395,525
The accompanying notes are an integral part of these financial statements.

19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Telecommunications - 2.2% - (continued)
$ 4,825,000	5.17%, 07/16/2032(1)	$4,875,545
	Orange SA
5,365,000	4.75%, 01/13/2033(1)	5,297,174
4,215,000	5.00%, 01/13/2036(1)	4,123,481
27,315,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	27,315,000
515,000	Silk Road Group Holding LLC 7.50%, 09/15/2030(1)(4)	518,854
1,022,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	1,023,577
	Telecom Argentina SA
110,000	8.50%, 01/20/2036(1)	113,680
1,729,000	9.25%, 05/28/2033(1)	1,835,489
270,000	TELUS Corp. 6.63%, 06/09/2056, (6.63% fixed rate until 03/09/2036; 5 yr. USD CMT + 2.52% thereafter)(7)	268,514
	T-Mobile USA, Inc.
4,895,000	3.40%, 10/15/2052	3,190,413
10,135,000	4.38%, 04/15/2040	8,862,816
6,580,000	5.13%, 05/15/2032	6,658,748
	Veon Midco BV
2,620,000	3.38%, 11/25/2027(3)	2,555,646
202,000	3.38%, 11/25/2027(1)	197,038
985,000	9.00%, 07/15/2029(1)	1,028,490
	Verizon Communications, Inc.
16,745,000	3.40%, 03/22/2041	12,848,685
3,990,000	4.75%, 01/15/2033	3,937,463
8,000,000	5.88%, 11/30/2055	7,731,361
5,455,000	6.00%, 11/30/2065	5,260,875
2,101,000	Verizon Pennsylvania LLC 6.00%, 12/01/2028	2,159,182
1,341,402	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(3)(11)	1,328,833
615,000	Vmed O2 U.K. Financing I PLC 4.75%, 07/15/2031(1)	532,035
2,808,000	WULF Compute LLC 7.75%, 10/15/2030(1)	2,951,194
		246,679,332
	Transportation - 0.3%
	Burlington Northern Santa Fe LLC
8,215,000	4.55%, 09/01/2044	7,167,074
3,405,000	5.50%, 03/15/2055	3,280,773
16,695,000	Fedex Freight Holding Co., Inc. 4.65%, 03/15/2031(1)	16,460,669
870,000	MTR Corp. CI Ltd. 5.63%, 09/24/2035, (5.63% fixed rate until 09/24/2035; 5 yr. USD CMT + 1.46% thereafter)(3)(6)(7)	905,127
3,734,000	Norfolk Southern Corp. 4.65%, 01/15/2046	3,253,452
290,000	RXO, Inc. 6.38%, 05/15/2031(1)	287,171
		31,354,266
	Trucking & Leasing - 0.2%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
10,395,000	1.70%, 06/15/2026(1)	10,361,874
6,420,000	4.40%, 07/01/2027(1)	6,407,079
5,785,000	5.25%, 02/01/2030(1)	5,865,622
3,620,000	6.20%, 06/15/2030(1)	3,801,526
		26,436,101
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Water - 0.0%
$ 885,000	Aegea Finance SARL 7.63%, 01/20/2036(1)	$642,731
	Total Corporate Bonds (cost $5,316,701,397)	$5,280,033,242
FOREIGN GOVERNMENT OBLIGATIONS - 4.0%
	Angola - 0.1%
	Angola Government International Bonds
920,000	8.00%, 11/26/2029(3)	$939,661
372,000	8.25%, 05/09/2028(3)	381,218
805,000	9.38%, 05/08/2048(3)	784,512
1,715,000	9.88%, 10/15/2035(3)	1,841,873
3,240,000	9.88%, 03/31/2037(1)	3,444,273
		7,391,537
	Argentina - 0.0%
	Argentina Republic Government International Bonds
287,000	1.00%, 07/09/2029	255,574
1,433,751	4.13%, 07/09/2035(11)	1,068,144
ARS 620,150,000	Argentina Treasury Bonds BONTE 29.50%, 05/30/2030	477,486
		1,801,204
	Armenia - 0.0%
	Republic of Armenia International Bonds
$ 1,294,000	3.60%, 02/02/2031(3)	1,189,145
2,005,000	6.75%, 03/12/2035(1)	2,102,348
2,782,000	6.75%, 03/12/2035(3)	2,920,059
		6,211,552
	Bahrain - 0.1%
	Bahrain Government International Bonds
1,025,000	5.25%, 01/25/2033(3)	940,437
2,240,000	5.45%, 09/16/2032(3)	2,079,203
875,000	5.63%, 05/18/2034(3)	803,469
3,720,000	7.10%, 02/03/2038(1)	3,631,391
200,000	7.10%, 02/03/2038(1)	195,468
2,710,000	7.38%, 05/14/2030(3)	2,773,793
826,000	7.50%, 02/12/2036(3)	848,103
729,000	7.50%, 07/07/2037(3)	741,916
		12,013,780
	Benin - 0.0%
EUR 957,000	Benin Government International Bonds 6.88%, 01/19/2052(3)	1,006,879
	Bermuda - 0.0%
$ 1,110,000	Bermuda Government International Bonds 5.00%, 07/15/2032(3)	1,113,552
	Brazil - 0.2%
	Brazil Government International Bonds
EUR 1,055,000	4.00%, 04/23/2030	1,231,384
$ 14,538,000	4.75%, 01/14/2050	10,765,389
400,000	4.75%, 01/14/2050	296,200
EUR 1,165,000	4.88%, 04/23/2033	1,353,629
$ 4,710,000	5.00%, 01/27/2045	3,776,714
EUR 575,000	5.50%, 04/23/2036	673,958
865,000	5.50%, 04/23/2036	1,013,867
$ 955,000	5.63%, 02/21/2047	810,747
The accompanying notes are an integral part of these financial statements.

20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.0% - (continued)
	Brazil - 0.2% - (continued)
$ 1,771,000	6.63%, 03/15/2035	$1,831,745
BRL 9,596,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	1,702,828
		23,456,461
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 755,000	1.38%, 09/23/2050(3)	483,979
2,430,000	4.13%, 07/18/2045(3)	2,702,398
2,867,000	4.88%, 05/13/2036(3)(4)	3,624,516
$ 2,928,000	5.00%, 03/05/2037(3)	2,852,094
		9,662,987
	Cameroon - 0.0%
	Republic of Cameroon International Bonds
1,735,000	8.88%, 01/30/2033(3)	1,695,320
1,400,000	8.88%, 01/30/2033(3)	1,367,981
		3,063,301
	Colombia - 0.2%
	Colombia Government International Bonds
10,109,000	3.13%, 04/15/2031	8,771,074
EUR 735,000	5.00%, 09/19/2032	825,809
$ 5,830,000	5.00%, 06/15/2045	4,421,764
1,655,000	5.20%, 05/15/2049	1,260,863
EUR 4,482,000	5.63%, 02/19/2036	4,974,870
COP 4,013,500,000	Colombia TES 12.50%, 02/27/2030	1,041,527
		21,295,907
	Congo - 0.0%
	Congolese International Bonds
$ 800,000	9.50%, 02/17/2035(3)	770,844
815,000	9.50%, 02/17/2035(3)	785,298
		1,556,142
	Costa Rica - 0.1%
	Costa Rica Government International Bonds
EUR 1,250,000	5.95%, 04/27/2033(1)	1,475,864
$ 2,080,000	7.16%, 03/12/2045(3)	2,286,336
1,590,000	7.16%, 03/12/2045(3)	1,747,728
813,000	7.30%, 11/13/2054(1)	914,625
		6,424,553
	Czech Republic - 0.0%
CZK 18,010,000	Czech Republic Government Bonds 3.60%, 06/03/2036	780,720
	Dominican Republic - 0.1%
	Dominican Republic International Bonds
$ 3,772,000	4.50%, 01/30/2030(3)	3,623,006
4,398,000	4.88%, 09/23/2032(3)	4,144,895
761,000	5.50%, 02/22/2029(3)	760,657
300,000	5.75%, 03/17/2034(1)	292,410
2,190,000	5.75%, 03/17/2034(1)	2,134,374
285,000	5.95%, 01/25/2027(3)	286,867
557,000	6.00%, 07/19/2028(3)	564,603
5,090,000	6.00%, 02/22/2033(3)	5,076,257
		16,883,069
	Ecuador - 0.1%
	Ecuador Government International Bonds
3,935,000	5.00%, 07/31/2040(3)(11)	3,285,725
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.0% - (continued)
	Ecuador - 0.1% - (continued)
$ 1,871,000	6.90%, 07/31/2035(3)(11)	$1,723,191
1,529,000	8.75%, 01/29/2034(1)	1,559,580
		6,568,496
	Egypt - 0.0%
	Egypt Government International Bonds
1,042,000	7.60%, 03/01/2029(3)	1,065,512
1,026,000	8.63%, 02/04/2030(3)	1,083,395
		2,148,907
	El Salvador - 0.1%
	El Salvador Government International Bonds
701,000	7.12%, 01/20/2050(3)	635,457
994,000	8.25%, 04/10/2032(3)	1,047,477
2,435,000	8.25%, 04/10/2032(3)	2,566,003
1,595,000	8.63%, 02/28/2029(3)	1,695,310
4,362,000	9.25%, 04/17/2030(3)	4,667,514
1,340,000	9.65%, 11/21/2054(3)	1,505,892
		12,117,653
	Gabon - 0.0%
	Gabon Government International Bonds
1,388,000	6.63%, 02/06/2031(3)	1,169,589
2,290,000	6.63%, 02/06/2031(1)	1,929,011
		3,098,600
	Ghana - 0.1%
	Ghana Government International Bonds
1,406,948	0.00%, 01/03/2030(2)(3)	1,239,316
190,000	1.50%, 01/03/2037(3)	109,021
1,452,500	5.00%, 07/03/2029(3)(11)	1,420,497
4,620,000	5.00%, 07/03/2035(3)(11)	4,238,572
		7,007,406
	Guatemala - 0.0%
705,000	Guatemala Government Bonds 4.38%, 06/05/2027(3)	701,940
	Hungary - 0.1%
	Hungary Government International Bonds
EUR 1,450,000	1.63%, 04/28/2032(3)	1,526,947
$ 6,733,000	2.13%, 09/22/2031(3)	5,853,796
640,000	5.50%, 06/16/2034(3)	649,079
805,000	6.00%, 09/26/2035(1)	837,089
1,445,000	6.00%, 09/26/2035(3)	1,504,277
2,700,000	6.00%, 09/26/2035(1)	2,810,761
		13,181,949
	Israel - 0.1%
	Israel Government International Bonds
1,360,000	3.88%, 07/03/2050	972,751
1,855,000	5.00%, 01/13/2036	1,800,011
1,030,000	5.00%, 01/13/2036	1,000,655
	State of Israel
565,000	3.38%, 01/15/2050	373,030
6,714,000	3.80%, 05/13/2060(3)	4,394,704
		8,541,151
	Kazakhstan - 0.1%
	Kazakhstan Government International Bonds
2,348,000	4.41%, 10/28/2030(1)	2,314,849
The accompanying notes are an integral part of these financial statements.

21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.0% - (continued)
	Kazakhstan - 0.1% - (continued)
KZT 831,297,000	7.90%, 12/20/2038(1)	$1,052,388
317,540,000	10.78%, 08/25/2036(1)	519,853
265,387,000	14.00%, 05/12/2031(1)	534,928
711,749,000	14.00%, 02/13/2035(1)	1,420,244
995,209,000	15.10%, 03/12/2034(1)	2,101,778
416,351,000	16.95%, 10/09/2030(1)	917,762
		8,861,802
	Mexico - 0.9%
$ 1,480,000	Eagle Funding Luxco SARL 5.50%, 08/17/2030(1)	1,491,396
MXN 14,576,100	Mexico Bonos 8.00%, 07/31/2053	697,654
	Mexico Government International Bonds
EUR 1,078,000	3.50%, 09/19/2029	1,254,582
$ 1,670,000	3.50%, 02/12/2034	1,427,850
7,197,000	3.77%, 05/24/2061	4,343,389
EUR 1,546,000	3.88%, 05/16/2031	1,787,199
$ 2,342,000	4.28%, 08/14/2041	1,846,550
6,425,000	4.40%, 02/12/2052	4,609,937
EUR 1,078,000	4.50%, 03/19/2034	1,249,373
$ 1,281,000	4.50%, 01/31/2050	953,064
542,000	4.60%, 01/23/2046	419,752
370,000	4.60%, 02/10/2048	281,570
1,263,000	4.75%, 03/22/2031	1,238,435
2,880,000	4.88%, 05/19/2033	2,744,640
6,250,000	5.00%, 04/27/2051	4,943,750
13,925,000	5.38%, 03/22/2033	13,654,159
2,495,000	5.38%, 03/22/2033	2,446,597
8,068,000	5.63%, 02/09/2034	7,964,488
2,723,000	5.63%, 09/22/2035	2,664,456
14,667,000	5.63%, 09/22/2035	14,322,325
1,810,000	5.85%, 07/02/2032	1,838,689
11,162,000	6.13%, 02/09/2038	11,009,639
1,275,000	6.13%, 02/09/2038	1,257,405
1,930,000	6.35%, 02/09/2035	1,988,865
4,665,000	6.63%, 01/29/2038	4,806,349
1,290,000	6.75%, 09/27/2034	1,375,140
1,046,000	6.75%, 02/09/2056	1,028,218
5,205,000	6.88%, 05/13/2037	5,488,412
		99,133,883
	Mongolia - 0.0%
1,065,000	City of Ulaanbaatar Mongolia 7.75%, 08/21/2027(3)	1,083,912
	Mongolia Government International Bonds
266,000	3.50%, 07/07/2027(1)	259,809
655,000	3.50%, 07/07/2027(3)	639,755
1,074,000	7.88%, 06/05/2029(1)	1,142,109
1,274,000	7.88%, 06/05/2029(3)	1,354,792
325,000	8.65%, 01/19/2028(3)	342,879
		4,823,256
	Morocco - 0.0%
	Morocco Government International Bonds
1,605,000	3.00%, 12/15/2032(3)	1,401,462
2,380,000	4.00%, 12/15/2050(3)	1,692,652
EUR 305,000	4.75%, 04/02/2035(1)	359,228
855,000	4.75%, 04/02/2035(3)	1,007,015
		4,460,357
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.0% - (continued)
	Oman - 0.1%
	Oman Government International Bonds
$ 3,578,000	5.63%, 01/17/2028(3)	$3,632,450
727,000	6.50%, 03/08/2047(3)	777,128
800,000	6.75%, 10/28/2027(3)	824,115
3,315,000	6.75%, 01/17/2048(3)	3,615,761
		8,849,454
	Paraguay - 0.0%
PYG 14,642,000,000	Paraguay Government International Bonds 8.50%, 04/04/2038(1)	2,393,756
	Peru - 0.1%
	Peru Government International Bonds
$ 3,360,000	2.78%, 12/01/2060	1,805,664
170,000	3.00%, 01/15/2034	146,710
756,000	3.60%, 01/15/2072	471,858
3,779,000	5.50%, 03/30/2036	3,808,665
		6,232,897
	Poland - 0.0%
3,725,000	Republic of Poland Government International Bonds 6.13%, 04/14/2056	3,735,118
	Romania - 0.2%
	Romania Government International Bonds
EUR 482,000	2.00%, 04/14/2033(3)	451,339
4,100,000	2.63%, 12/02/2040(3)	3,053,169
1,555,000	2.63%, 12/02/2040(3)	1,157,970
2,301,000	2.75%, 04/14/2041(3)	1,717,960
1,944,000	2.88%, 04/13/2042(3)	1,447,746
906,000	3.38%, 01/28/2050(3)	651,907
1,010,000	3.88%, 10/29/2035(3)	1,014,603
656,000	5.38%, 06/07/2033(3)	757,398
690,000	5.63%, 05/30/2037(3)	767,558
$ 630,000	5.75%, 03/24/2035(3)	606,301
10,296,000	5.88%, 01/30/2029(1)	10,449,453
1,706,000	6.00%, 05/25/2034(3)	1,687,893
1,124,000	6.63%, 05/16/2036(3)	1,135,727
		24,899,024
	Saudi Arabia - 0.1%
	Saudi Government International Bonds
6,360,000	3.45%, 02/02/2061(3)	3,966,761
2,306,000	4.50%, 04/22/2060(3)	1,785,080
730,000	4.63%, 10/04/2047(3)	608,362
390,000	5.88%, 01/12/2056(1)	375,256
1,634,000	5.88%, 01/12/2056(3)	1,572,294
		8,307,753
	Senegal - 0.0%
745,000	Senegal Government International Bonds 6.75%, 03/13/2048(3)	400,336
	Serbia - 0.2%
	Serbia International Bonds
EUR 855,000	1.00%, 09/23/2028(3)	938,659
2,735,000	1.65%, 03/03/2033(3)	2,679,567
2,585,000	2.05%, 09/23/2036(3)	2,362,556
$ 5,701,000	2.13%, 12/01/2030(3)	4,992,697
EUR 770,000	3.13%, 05/15/2027(3)	901,870
1,535,000	4.25%, 05/06/2031(1)	1,789,554
1,535,000	4.88%, 05/06/2038(1)	1,760,873
$ 2,454,000	5.50%, 05/06/2036(1)	2,390,823
The accompanying notes are an integral part of these financial statements.

22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.0% - (continued)
	Serbia - 0.2% - (continued)
$ 5,065,000	6.00%, 06/12/2034(3)	$5,205,971
1,459,000	6.25%, 05/26/2028(3)	1,497,275
		24,519,845
	South Africa - 0.1%
	Republic of South Africa Government International Bonds
1,118,000	5.75%, 09/30/2049	902,800
2,025,000	6.13%, 12/11/2037(1)	1,929,019
1,415,000	7.25%, 12/11/2055(1)	1,333,531
5,527,000	7.95%, 11/19/2054(1)	5,636,295
865,000	7.95%, 11/19/2054(3)	884,149
		10,685,794
	Sri Lanka - 0.1%
	Sri Lanka Government International Bonds
530,028	3.60%, 05/15/2036(1)(11)	497,659
2,393,000	3.60%, 05/15/2036(3)(4)(11)	2,246,859
1,439,567	3.60%, 02/15/2038(1)(11)	1,354,456
3,502,000	3.60%, 02/15/2038(3)(11)	3,294,953
		7,393,927
	Turkey - 0.3%
	Turkiye Government International Bonds
3,235,000	5.25%, 03/13/2030	3,129,862
2,995,000	6.38%, 05/22/2031	2,968,534
2,884,000	6.50%, 01/03/2035	2,778,951
305,000	6.80%, 11/04/2036	295,850
1,476,000	6.95%, 09/16/2035	1,451,370
4,156,000	7.13%, 02/12/2032	4,235,014
6,270,000	7.13%, 07/17/2032	6,373,809
2,727,000	7.25%, 05/29/2032	2,786,360
1,687,000	7.63%, 05/15/2034	1,754,247
4,812,000	9.38%, 03/14/2029	5,243,206
		31,017,203
	Ukraine - 0.2%
	Ukraine Government International Bonds
274,205	0.00%, 02/01/2030(1)(11)	173,569
2,157,057	0.00%, 02/01/2034(1)(11)	1,020,192
2,971,000	0.00%, 02/01/2034(1)(11)	1,406,519
9,187,000	3.00%, 02/01/2034(3)(11)	4,349,274
1,640,884	3.00%, 02/01/2035(3)(11)	835,780
481,100	3.00%, 02/01/2036(3)(11)	245,170
2,796,000	4.50%, 02/01/2029(3)(11)	2,171,441
3,349,661	4.50%, 02/01/2034(1)(11)	2,054,155
5,553,837	4.50%, 02/01/2035(1)(11)	3,353,328
2,830,000	4.50%, 02/01/2035(3)(11)	1,710,293
2,304,835	4.50%, 02/01/2036(1)(11)	1,365,118
		18,684,839
	United Arab Emirates - 0.0%
7,425,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(3)	5,261,314
785,000	Finance Department Government of Sharjah 4.00%, 07/28/2050(3)	499,307
		5,760,621
	Uruguay - 0.0%
UYU 16,775,000	Uruguay Government International Bonds 8.00%, 10/29/2035	426,925
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.0% - (continued)
	Venezuela - 0.2%
	Venezuela Government International Bonds
$ 1,015,000	7.00%, 12/01/2018(3)(9)	$444,063
1,296,000	7.00%, 03/31/2038(3)(9)	605,880
23,634,000	7.65%, 04/21/2025(3)(9)	11,131,614
4,765,000	7.75%, 10/13/2019(3)(9)	2,172,840
11,937,200	9.00%, 05/07/2023(3)(9)	5,968,600
1,255,000	11.75%, 10/21/2026(3)(9)	713,468
1,897,000	11.75%, 10/21/2026(3)(9)	1,078,444
1,289,000	11.95%, 08/05/2031(3)(9)	731,507
		22,846,416
	Total Foreign Government Obligations (cost $445,326,438)	$459,460,952
MUNICIPAL BONDS - 0.3%
	General - 0.0%
3,930,000	Sales Tax Securitization Corp., IL, Rev 4.64%, 01/01/2040	$3,799,166
	General Obligation - 0.3%
15,000,000	City of New York, NY, GO 4.61%, 09/01/2037	14,413,470
19,972,647	State of Illinois, IL, GO 5.10%, 06/01/2033	20,286,341
		34,699,811
	Total Municipal Bonds (cost $39,105,895)	$38,498,977
SENIOR FLOATING RATE INTERESTS - 0.1%(12)
	Healthcare - Products - 0.0%
737,065	Bausch & Lomb Corp. 7.40%, 01/15/2031, 1 mo. USD Term SOFR + 3.75%	$740,522
	Insurance - 0.0%
643,422	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	644,895
	IT Services - 0.1%
3,561,479	McAfee LLC 6.65%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	3,129,650
	Packaging & Containers - 0.0%
1,952,000	Clydesdale Acquisition Holdings, Inc. 6.83%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,857,718
	Retail - 0.0%
1,856,000	Specialty Building Products Holdings LLC 7.50%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	1,608,929
	Total Senior Floating Rate Interests (cost $8,727,792)	$7,981,714
U.S. GOVERNMENT SECURITIES - 2.7%
	U.S. Treasury Securities - 2.7%
	U.S. Treasury Bonds - 1.6%
565,000	1.13%, 05/15/2040	$353,699
810,000	1.38%, 08/15/2050	391,299
31,415,000	2.00%, 02/15/2050	18,077,124
9,100,000	2.00%, 08/15/2051	5,115,551
The accompanying notes are an integral part of these financial statements.

23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 2.7% - (continued)
	U.S. Treasury Securities - 2.7% - (continued)
	U.S. Treasury Bonds - 1.6% - (continued)
$ 14,205,000	2.25%, 08/15/2049	$8,733,855
18,525,000	2.25%, 02/15/2052	11,019,480
19,790,000	2.38%, 05/15/2051	12,234,240
4,535,000	2.88%, 05/15/2049	3,187,963
9,040,000	3.00%, 02/15/2048	6,594,256
32,850,000	3.00%, 08/15/2048	23,829,082
8,590,000	3.00%, 02/15/2049	6,200,571
4,400,000	3.13%, 05/15/2048	3,275,250
4,425,000	3.38%, 11/15/2048	3,428,511
1,240,000	3.50%, 02/15/2039	1,112,222
26,365,000	3.63%, 02/15/2053	20,891,173
12,805,000	4.13%, 08/15/2053(13)(14)	11,089,830
1,140,000	4.63%, 02/15/2040	1,131,005
11,310,000	4.63%, 11/15/2045	10,806,351
17,800,000	4.63%, 02/15/2046	16,999,000
19,695,000	4.88%, 08/15/2045	19,451,890
		183,922,352
	U.S. Treasury Notes - 1.1%
8,890,000	2.88%, 04/30/2029	8,628,856
5,375,000	3.38%, 02/29/2028(14)(15)	5,327,969
26,720,000	3.63%, 08/15/2028	26,563,437
7,895,000	3.75%, 02/28/2033	7,686,523
12,025,000	3.88%, 03/31/2028	12,022,182
3,065,000	3.88%, 04/30/2030	3,053,267
5,040,000	3.88%, 03/31/2031	5,006,531
1,635,000	3.88%, 08/15/2034	1,586,589
12,575,000	4.00%, 03/31/2030	12,586,789
21,655,000	4.13%, 11/30/2029	21,776,809
1,630,000	4.13%, 02/15/2036	1,595,617
10,760,000	4.25%, 03/31/2033	10,790,263
1,625,000	4.25%, 08/15/2035	1,610,781
		118,235,613
	Total U.S. Government Securities (cost $307,667,727)	$302,157,965
COMMON STOCKS - 44.2%
	Banks - 2.7%
1,450,271	Bank of America Corp.	$77,531,488
5,041,788	Huntington Bancshares, Inc.	84,500,367
356,054	M&T Bank Corp.	77,844,086
2,140,455	Regions Financial Corp.	61,109,990
		300,985,931
	Capital Goods - 4.1%
1,248,053	BAE Systems PLC	34,712,780
137,581	Eaton Corp. PLC	59,573,949
381,630	Emerson Electric Co.	53,596,117
268,593	Ferguson Enterprises, Inc.	71,905,032
319,379	Honeywell International, Inc.	68,452,501
203,843	L3Harris Technologies, Inc.	65,341,874
441,043	PACCAR, Inc.	52,395,908
834,629	Sunbelt Rentals Holdings, Inc.	62,734,037
		468,712,198
	Commercial & Professional Services - 0.6%
304,660	Automatic Data Processing, Inc.	64,569,640
	Consumer Discretionary Distribution & Retail - 1.3%
304,282	Dick's Sporting Goods, Inc.(4)	69,047,672
1,274,421	Industria de Diseno Textil SA(4)	76,274,902
		145,322,574
Shares or Principal Amount		Market Value†
COMMON STOCKS - 44.2% - (continued)
	Consumer Durables & Apparel - 0.2%
634,276	NIKE, Inc. Class B	$28,136,483
	Consumer Services - 0.3%
188,635	Darden Restaurants, Inc.	37,832,636
	Energy - 2.8%
507,275	Diamondback Energy, Inc.	104,310,958
856,521	EQT Corp.	51,459,782
122,214	Marathon Petroleum Corp.	30,344,514
236,413	Targa Resources Corp.	61,486,293
863,774	Williams Cos., Inc.	65,914,594
		313,516,141
	Equity Real Estate Investment Trusts (REITs) - 3.2%
1,100,253	Crown Castle, Inc. REIT	97,680,461
1,964,707	Gaming & Leisure Properties, Inc. REIT	95,209,701
364,352	Lamar Advertising Co. Class A, REIT	50,222,280
460,563	Sun Communities, Inc. REIT	58,878,374
2,247,185	Weyerhaeuser Co. REIT	55,100,976
		357,091,792
	Financial Services - 3.9%
124,544	Ardagh Holdings SA*	872,641
683,341	Ares Management Corp. Class A	80,224,233
295,172	Capital One Financial Corp.	56,466,404
212,253	CME Group, Inc.	61,090,658
356,323	Intercontinental Exchange, Inc.	56,331,103
766,066	Nasdaq, Inc.	70,409,126
409,787	Raymond James Financial, Inc.	64,877,478
1,235,253	TPG, Inc.	53,881,736
		444,153,379
	Food, Beverage & Tobacco - 2.8%
778,013	Archer-Daniels-Midland Co.	57,993,089
354,325	Constellation Brands, Inc. Class A	55,480,209
3,130,438	Keurig Dr. Pepper, Inc.	92,034,877
35,596	Luxco Co. Ltd.*	724,835
535,192	Pernod Ricard SA	39,787,173
397,971	Philip Morris International, Inc.	65,693,073
		311,713,256
	Health Care Equipment & Services - 2.3%
356,783	Becton Dickinson & Co.	53,174,938
709,931	CVS Health Corp.	59,130,153
266,937	Elevance Health, Inc.	100,480,426
140,795	UnitedHealth Group, Inc.	52,161,732
		264,947,249
	Household & Personal Products - 1.3%
533,745	Kimberly-Clark Corp.	52,536,520
1,670,550	Unilever PLC ADR	98,529,039
		151,065,559
	Insurance - 1.9%
912,082	American International Group, Inc.	68,223,734
440,690	Marsh & McLennan Cos., Inc.	73,908,120
339,498	Progressive Corp.	68,334,157
		210,466,011
	Materials - 1.5%
279,510	Avery Dennison Corp.	45,820,074
637,873	Freeport-McMoRan, Inc.	36,856,302
467,071	Nutrien Ltd.	35,497,396
457,982	PPG Industries, Inc.	49,691,047
		167,864,819
	Media & Entertainment - 0.6%
626,942	Walt Disney Co.	65,045,233
The accompanying notes are an integral part of these financial statements.

24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 44.2% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 5.2%
297,729	AstraZeneca PLC	$55,785,483
73,545	Eli Lilly & Co.	68,735,157
497,950	Gilead Sciences, Inc.	65,151,778
401,332	Johnson & Johnson	92,246,160
1,250,609	Merck & Co., Inc.	136,541,491
2,138,405	Pfizer, Inc.	57,095,413
135,408	Roche Holding AG	55,178,738
452,015	Zoetis, Inc.	51,968,165
		582,702,385
	Semiconductors & Semiconductor Equipment - 1.8%
286,368	Broadcom, Inc.	119,538,594
278,267	NXP Semiconductors NV	81,696,409
		201,235,003
	Software & Services - 0.6%
181,289	Microsoft Corp.	73,926,028
	Technology Hardware & Equipment - 2.2%
1,001,804	Cisco Systems, Inc.	91,665,066
690,269	NetApp, Inc.	76,461,097
365,382	TE Connectivity PLC	77,336,754
		245,462,917
	Telecommunication Services - 0.7%
400,640	T-Mobile U.S., Inc.	78,325,120
	Utilities - 4.2%
550,356	American Electric Power Co., Inc.	75,459,311
454,936	American Water Works Co., Inc.	58,422,881
296,112	Atmos Energy Corp.	56,255,358
666,764	CMS Energy Corp.	51,167,469
1,173,485	Dominion Energy, Inc.	75,689,783
1,481,665	PPL Corp.	55,473,538
729,748	Sempra	69,413,630
315,777	WEC Energy Group, Inc.	37,242,739
		479,124,709
	Total Common Stocks (cost $4,154,118,392)	$4,992,199,063
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
395,000	Bank of America Corp. Series PP, 4.13%(16)	$6,632,050
	Financial Services - 0.0%
26,939	KKR & Co., Inc. Series D, 6.25%(4)	1,195,553
	Software & Services - 0.0%
62,000	Oracle Corp. Series D, 6.50%*	3,017,540
	Total Preferred Stocks (cost $14,318,689)	$10,845,143
	Total Long-Term Investments (cost $10,306,855,150)	$11,113,319,371
SHORT-TERM INVESTMENTS - 1.4%
	Repurchase Agreements - 0.3%
$ 34,230,857	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $34,234,318; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $34,915,593	$34,230,857
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.4% - (continued)
	Securities Lending Collateral - 1.1%
122,643,833	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(17)		$122,643,833
	Total Short-Term Investments (cost $156,874,690)		$156,874,690
	Total Investments (cost $10,463,729,840)	99.7%	$11,270,194,061
	Other Assets and Liabilities	0.3%	28,689,661
	Net Assets	100.0%	$11,298,883,722
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$1,659,040,944, representing 14.7% of net assets.

(2)	Security is a zero-coupon bond.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $338,814,687, representing 3.0% of net assets.

(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
The accompanying notes are an integral part of these financial statements.

25

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

(7)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(8)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Investment valued using significant unobservable inputs.
(11)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(12)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2026.

(13)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2026, the market value of securities pledged was $6,928,438.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2026, the market value of securities pledged was $5,251,768.
(15)	All, or a portion of the security, was pledged as collateral against open forward foreign currency exchange contracts. As of April 30, 2026, the market value of securities pledged was $263,673.
(16)	Perpetual security with no stated maturity date.
(17)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,521	06/30/2026	$315,037,125	$(2,713,227)
U.S. Treasury 10-Year Ultra Future	15	06/18/2026	1,692,891	(11,334)
U.S. Treasury Ultra Bond Future	297	06/18/2026	34,164,281	(312,587)
Total				$(3,037,148)
Short position contracts:
Euro BUXL 30-Year Bond Future	(27)	06/08/2026	$(3,453,417)	$38,997
Euro-BOBL Future	(126)	06/08/2026	(17,072,730)	139,824
Euro-BUND Future	(220)	06/08/2026	(32,368,320)	530,131
Euro-Schatz Future	(153)	06/08/2026	(18,989,359)	153,862
U.S. Treasury 5-Year Note Future	(1,608)	06/30/2026	(173,400,188)	669,793
U.S. Treasury 10-Year Note Future	(567)	06/18/2026	(62,706,656)	371,304
U.S. Treasury Long Bond Future	(169)	06/18/2026	(19,070,594)	229,905
Total				$2,133,816
Total futures contracts				$(903,332)

The accompanying notes are an integral part of these financial statements.

26

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S45.V1	USD	26,082,000	(1.00%)	06/20/2031	Quarterly	$888,094	$—	$690,557	$(197,537)
CDX.NA.HY.S46.V1	USD	7,947,000	(5.00%)	06/20/2031	Quarterly	—	(376,179)	(611,525)	(235,346)
Total						$888,094	$(376,179)	$79,032	$(432,883)
Sell protection:
CDX.NA.HY.S45.V2	USD	16,963,650	5.00%	12/20/2030	Quarterly	$973,243	$—	$1,333,612	$360,369
CDX.NA.HY.S46.V1	USD	2,640,000	5.00%	06/20/2031	Quarterly	185,330	—	203,149	17,819
Total						$1,158,573	$—	$1,536,761	$378,188
Credit default swaps on single-name issues:
Sell protection:
Caesars Entertainment, Inc. (B+)	USD	430,000	5.00%	06/20/2031	Quarterly	$26,104	$—	$23,748	$(2,356)
Colombia Government International Bonds (BB-)	USD	1,614,000	1.00%	06/20/2030	Quarterly	—	(48,996)	(41,246)	7,750
Ford Motor Co. (BBB-)	USD	295,000	5.00%	06/20/2031	Quarterly	41,444	—	45,377	3,933
Lincoln National Corp. (BBB+)	USD	585,000	1.58%	06/20/2031	Quarterly	—	(16,345)	(13,719)	2,626
Oracle Corp. (BBB)	USD	1,740,000	1.00%	12/20/2030	Quarterly	—	(36,898)	(44,422)	(7,524)
Paramount Global (BB+)	USD	520,000	1.00%	06/20/2031	Quarterly	—	(51,471)	(41,035)	10,436
Total						$67,548	$(153,710)	$(71,297)	$14,865
Total centrally cleared credit default swap contracts						$2,114,215	$(529,889)	$1,544,496	$(39,830)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
6 mo. CZK PRIBOR	3.59% Fixed	CZK	32,662,000	06/17/2031	Annual	$—	$(51)	$(58,100)	$(58,049)
BZDIOVRA	12.69% Fixed	BRL	11,917,659	01/02/2029	At Maturity	—	—	(64,496)	(64,496)
Total centrally cleared interest rate swaps contracts						$—	$(51)	$(122,596)	$(122,545)

Foreign Currency Contracts Outstanding at April 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
730,855,000	ARS	470,560	USD	CBK(1)	07/14/2026	$29,254
34,235,000	BRL	6,475,255	USD	MSC	06/02/2026	380,020
48,188,000	EGP	832,406	USD	GSC	06/03/2026	53,866
20,652,000	EGP	354,602	USD	CBK(1)	06/03/2026	25,229
42,286,000	EGP	836,187	USD	GSC	07/13/2026	(72,954)
21,784,000	EGP	417,158	USD	CBK(1)	10/14/2026	(37,829)
2,937,000	EUR	3,397,709	USD	CBK(1)	06/17/2026	56,971
2,640,000	EUR	3,072,334	USD	WFB	06/17/2026	32,996
1,379,000	EUR	1,596,569	USD	JPM	06/17/2026	25,495
1,109,000	EUR	1,282,819	USD	MSC	06/17/2026	21,656
2,636,000	EUR	3,081,786	USD	SSG	06/17/2026	18,839
791,000	EUR	915,385	USD	TDB	06/17/2026	15,038
2,256,000	EUR	2,644,017	USD	BOA(1)	06/17/2026	9,628
391,000	EUR	454,003	USD	DEUT	06/17/2026	5,915
1,635,000	EUR	1,917,774	USD	UBS	06/17/2026	5,413
4,468,000	HUF	13,220	USD	MSC	06/17/2026	1,138
233,021,000	INR	2,461,749	USD	UBS	06/17/2026	(17,092)
618,900,000	KZT	1,058,401	USD	BOA(1)	05/08/2026	273,443
324,700,000	KZT	547,324	USD	GSC	07/10/2026	135,566
4,810,000	PEN	1,391,863	USD	DEUT	06/17/2026	(24,858)
The accompanying notes are an integral part of these financial statements.

27

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
7,000	PLN	1,898	USD	GSC	06/17/2026	$33
10,636,000	RON	2,390,724	USD	BCLY	06/17/2026	3,848
1,984,000	RON	444,440	USD	BOA(1)	06/17/2026	2,235
4,148,000	RON	949,373	USD	GSC	06/17/2026	(15,499)
70,230,000	TRY	1,283,912	USD	GSC	08/10/2026	129,296
70,740,000	TRY	1,259,930	USD	BCLY	12/15/2026	8,472
28,247,000	ZAR	1,695,376	USD	GSC	06/17/2026	(5,827)
480,509	USD	730,855,000	ARS	CBK(1)	07/14/2026	(19,305)
5,743,755	USD	30,099,000	BRL	GSC	06/02/2026	(283,322)
1,085,225	USD	3,929,600,000	COP	CBK(1)	06/17/2026	16,895
813,856	USD	17,168,000	CZK	BNP	06/17/2026	(12,951)
20,288,526	USD	17,333,050	EUR	BNP	05/29/2026	(83,042)
5,756,523	USD	4,888,000	EUR	MSC	06/17/2026	6,957
243,866	USD	208,000	EUR	TDB	06/17/2026	(797)
2,876,534	USD	2,448,000	EUR	BCLY	06/17/2026	(2,954)
2,097,612	USD	1,788,000	EUR	CBK(1)	06/17/2026	(5,543)
430,364	USD	372,000	EUR	JPM	06/17/2026	(7,205)
81,676,605	USD	70,291,000	EUR	DEUT	06/17/2026	(1,003,977)
8,453,477	USD	6,270,000	GBP	GSC	05/29/2026	(78,157)
13,167	USD	4,468,000	HUF	BCLY	06/17/2026	(1,191)
2,677,717	USD	249,270,000	INR	BOA(1)	06/17/2026	62,590
1,075,780	USD	618,900,000	KZT	CBK(1)	05/08/2026	(256,064)
569,369	USD	324,700,000	KZT	CBK(1)	07/10/2026	(113,521)
740,706	USD	13,343,000	MXN	SCB	06/17/2026	(20,027)
1,011,524	USD	3,511,000	PEN	CBK(1)	06/17/2026	13,695
375,217	USD	1,299,000	PEN	BOA(1)	06/17/2026	6,040
1,895	USD	7,000	PLN	MSC	06/17/2026	(36)
2,899,839	USD	12,857,000	RON	CBK(1)	06/17/2026	5,235
793,134	USD	3,535,000	RON	BOA(1)	06/17/2026	(2,730)
1,371,814	USD	70,230,000	TRY	BCLY	08/10/2026	(41,394)
589,490	USD	32,475,000	TRY	BCLY	12/15/2026	7,198
682,025	USD	38,265,000	TRY	UBS	12/15/2026	(4,084)
1,651,328	USD	28,247,000	ZAR	GSC	06/17/2026	(38,221)
Total foreign currency contracts						$(795,619)

(1)	At April 30, 2026, the counterparty had deposited in a segregated account securities with a value of $363,138 in connection with forward contracts.
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

28

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$22,142,315	$—	$22,142,315	$—
Corporate Bonds	5,280,033,242	—	5,280,033,242	—
Foreign Government Obligations	459,460,952	—	459,460,952	—
Municipal Bonds	38,498,977	—	38,498,977	—
Senior Floating Rate Interests	7,981,714	—	7,981,714	—
U.S. Government Securities	302,157,965	—	302,157,965	—
Common Stocks	4,992,199,063	4,721,913,957	270,285,106	—
Preferred Stocks	10,845,143	10,845,143	—	—
Short-Term Investments	156,874,690	122,643,833	34,230,857	—
Foreign Currency Contracts(2)	1,352,961	—	1,352,961	—
Futures Contracts(2)	2,133,816	2,133,816	—	—
Swaps - Credit Default(2)	402,933	—	402,933	—
Total	$11,274,083,771	$4,857,536,749	$6,416,547,022	$—
Liabilities
Foreign Currency Contracts(2)	$(2,148,580)	$—	$(2,148,580)	$—
Futures Contracts(2)	(3,037,148)	(3,037,148)	—	—
Swaps - Credit Default(2)	(442,763)	—	(442,763)	—
Swaps - Interest Rate(2)	(122,545)	—	(122,545)	—
Total	$(5,751,036)	$(3,037,148)	$(2,713,888)	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

29

The Hartford Checks and Balances Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 67.3%
9,815,031	The Hartford Capital Appreciation Fund, Class F		$452,276,632
12,789,523	The Hartford Dividend and Growth Fund, Class F		458,632,301
	Total Domestic Equity Funds (cost $634,108,565)		$910,908,933
	Taxable Fixed Income Funds - 32.4%
13,022,268	Hartford Total Return Bond ETF		439,371,323
	Total Affiliated Investment Companies (cost $1,114,345,872)		$1,350,280,256
	Total Investments (cost $1,114,345,872)	99.7%	$1,350,280,256
	Other Assets and Liabilities	0.3%	3,810,572
	Net Assets	100.0%	$1,354,090,828
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$1,350,280,256	$1,350,280,256	$—	$—
Total	$1,350,280,256	$1,350,280,256	$—	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

30

The Hartford Conservative Allocation Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 26.7%
246,315	Hartford Core Equity Fund, Class F	$13,973,426
227,229	Hartford Large Cap Growth ETF*	6,332,872
161,636	Hartford Small Cap Value Fund, Class F	2,207,952
49,469	Hartford US Quality Growth ETF	3,079,979
55,546	Hartford US Value ETF	3,339,309
310,562	The Hartford Equity Income Fund, Class F	6,524,915
78,414	The Hartford Small Company Fund, Class F*	2,126,591
	Total Domestic Equity Funds (cost $26,175,652)	$37,585,044
	International/Global Equity Funds - 10.6%
88,299	Hartford Multifactor Developed Markets (ex-US) ETF	3,625,557
90,830	Hartford Schroders Emerging Markets Equity Fund, Class F	2,474,217
160,118	Hartford Schroders International Contrarian Value Fund, Class F	2,798,859
113,447	The Hartford International Growth Fund, Class F	2,499,242
154,568	The Hartford International Opportunities Fund, Class F	3,575,152
	Total International/Global Equity Funds (cost $10,472,625)	$14,973,027
	Taxable Fixed Income Funds - 62.4%
690,433	Hartford Core Bond ETF	24,192,772
1,786,718	Hartford Schroders Core Fixed Income Fund, Class F	15,330,042
433,310	Hartford Strategic Income ETF	15,209,181
Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7% - (continued)
	Taxable Fixed Income Funds - 62.4% - (continued)
775,047	The Hartford Inflation Plus Fund, Class F		$8,230,996
2,488,235	The Hartford World Bond Fund, Class F		24,857,468
	Total Taxable Fixed Income Funds (cost $89,770,572)		$87,820,459
	Total Affiliated Investment Companies (cost $126,418,849)		$140,378,530
	Total Investments (cost $126,418,849)	99.7%	$140,378,530
	Other Assets and Liabilities	0.3%	448,003
	Net Assets	100.0%	$140,826,533
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$140,378,530	$140,378,530	$—	$—
Total	$140,378,530	$140,378,530	$—	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

31

Hartford Moderate Allocation Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 42.4%
895,826	Hartford Core Equity Fund, Class F		$50,820,207
818,165	Hartford Large Cap Growth ETF*		22,802,259
622,923	Hartford Small Cap Value Fund, Class F		8,509,127
194,398	Hartford US Quality Growth ETF		12,103,375
207,886	Hartford US Value ETF		12,497,670
1,123,221	The Hartford Equity Income Fund, Class F		23,598,883
306,037	The Hartford Small Company Fund, Class F*		8,299,722
	Total Domestic Equity Funds (cost $93,672,591)		$138,631,243
	International/Global Equity Funds - 21.0%
396,559	Hartford Multifactor Developed Markets (ex-US) ETF		16,282,713
405,673	Hartford Schroders Emerging Markets Equity Fund, Class F		11,050,531
743,371	Hartford Schroders International Contrarian Value Fund, Class F		12,994,124
523,617	The Hartford International Growth Fund, Class F		11,535,284
735,010	The Hartford International Opportunities Fund, Class F		17,000,773
	Total International/Global Equity Funds (cost $46,321,269)		$68,863,425
	Taxable Fixed Income Funds - 36.4%
1,065,425	Hartford Core Bond ETF		37,332,492
2,434,615	Hartford Schroders Core Fixed Income Fund, Class F		20,888,993
660,760	Hartford Strategic Income ETF		23,192,676
3,778,402	The Hartford World Bond Fund, Class F		37,746,241
	Total Taxable Fixed Income Funds (cost $124,001,706)		$119,160,402
	Total Affiliated Investment Companies (cost $263,995,566)		$326,655,070
	Total Investments (cost $263,995,566)	99.8%	$326,655,070
	Other Assets and Liabilities	0.2%	722,822
	Net Assets	100.0%	$327,377,892
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$326,655,070	$326,655,070	$—	$—
Total	$326,655,070	$326,655,070	$—	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

32

Hartford Moderately Aggressive Allocation Fund (formerly, The Hartford Growth Allocation Fund)
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 58.0%
2,161,280	Hartford Core Equity Fund, Class F		$122,609,447
2,083,965	Hartford Large Cap Growth ETF*		58,080,105
1,540,640	Hartford Small Cap Value Fund, Class F		21,045,143
487,105	Hartford US Quality Growth ETF		30,327,547
486,176	Hartford US Value ETF		29,227,880
2,717,551	The Hartford Equity Income Fund, Class F		57,095,740
763,518	The Hartford Small Company Fund, Class F*		20,706,605
	Total Domestic Equity Funds (cost $231,733,612)		$339,092,467
	International/Global Equity Funds - 26.1%
869,455	Hartford Multifactor Developed Markets (ex-US) ETF		35,699,822
954,577	Hartford Schroders Emerging Markets Equity Fund, Class F		26,002,685
1,626,874	Hartford Schroders International Contrarian Value Fund, Class F		28,437,752
1,134,088	The Hartford International Growth Fund, Class F		24,983,947
1,605,559	The Hartford International Opportunities Fund, Class F		37,136,586
	Total International/Global Equity Funds (cost $103,571,707)		$152,260,792
	Taxable Fixed Income Funds - 15.7%
825,928	Hartford Core Bond ETF		28,940,517
1,804,725	Hartford Schroders Core Fixed Income Fund, Class F		15,484,537
442,520	Hartford Strategic Income ETF		15,532,452
3,200,460	The Hartford World Bond Fund, Class F		31,972,597
	Total Taxable Fixed Income Funds (cost $93,755,067)		$91,930,103
	Total Affiliated Investment Companies (cost $429,060,386)		$583,283,362
	Total Investments (cost $429,060,386)	99.8%	$583,283,362
	Other Assets and Liabilities	0.2%	942,356
	Net Assets	100.0%	$584,225,718
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$583,283,362	$583,283,362	$—	$—
Total	$583,283,362	$583,283,362	$—	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

33

Hartford Multi-Asset Income Fund
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4%
	Asset-Backed - Automobile - 3.1%
$ 126,287	Ally Bank Auto Credit-Linked Notes Series 2024-B, 6.68%, 09/15/2032(1)	$126,916
837,658	Avid Automobile Receivables Trust 7.80%, 07/15/2032	838,416
	Avis Budget Rental Car Funding AESOP LLC
260,000	Series 2026-1A, 6.53%, 08/20/2030(1)	256,778
210,000	Series 2023-3A, 7.32%, 02/20/2028(1)	211,719
695,035	Bridgecrest Lending Auto Securitization Trust Series 2024-4, 4.72%, 09/15/2028	695,676
83,813	CFMT LLC Series 2021-AL1, 1.39%, 09/22/2031(1)	83,616
585,343	Chase Auto Credit Linked Notes Series 2025-1, 6.02%, 02/25/2033(1)	585,938
142,038	Enterprise Fleet Financing LLC Series 2023-3, 6.40%, 03/20/2030(1)	143,276
217,724	Exeter Automobile Receivables Trust Series 2025-1A, 4.67%, 08/15/2028	217,915
1,300,000	GLS Auto Receivables Issuer Trust Series 2024-3A, 7.25%, 06/16/2031(1)	1,331,530
810,000	GM Financial Consumer Automobile Receivables Trust Series 2026-1, 3.77%, 03/16/2029	807,768
426,667	Hertz Vehicle Financing III LLC Series 2023-1A, 9.13%, 06/25/2027(1)	428,207
	Huntington Bank Auto Credit-Linked Notes
388,134	Series 2025-2, 6.89%, 09/20/2033, 30 day USD SOFR Average + 3.25%(1)(2)	379,301
311,801	Series 2025-1, 7.14%, 03/21/2033, 30 day USD SOFR Average + 3.50%(1)(2)	307,257
800,254	Series 2026-1, 8.14%, 02/20/2034, 30 day USD SOFR Average + 4.50%(1)(2)	797,440
815,000	Prestige Auto Receivables Trust Series 2024-2A, 6.75%, 11/17/2031(1)	788,432
	Santander Bank Auto Credit-Linked Notes
250,000	Series 2025-A, 6.27%, 01/16/2034(1)	249,016
287,507	Series 2024-B, 6.80%, 01/18/2033(1)	290,092
725,000	Series 2025-A, 7.34%, 01/16/2034(1)	722,513
672,095	Series 2024-B, 8.88%, 01/18/2033(1)	685,236
194,752	Securitized Term Auto Receivables Trust Series 2025-A, 6.75%, 07/25/2031(1)	198,352
85,000	SFS Auto Receivables Securitization Trust Series 2024-1A, 5.38%, 01/21/2031(1)	86,395
2,030,000	Toyota Auto Receivables Owner Trust Series 2026-A, 3.80%, 12/15/2028	2,027,238
770,000	Westlake Automobile Receivables Trust Series 2026-P1, 4.01%, 03/17/2031(1)	760,373
	Wheels Fleet Lease Funding 1 LLC
2,408,093	Series 2024-3A, 4.80%, 09/19/2039(1)	2,422,365
89,850	Series 2023-2A, 6.46%, 08/18/2038(1)	90,521
2,050,000	World Omni Auto Receivables Trust Series 2026-A, 4.00%, 03/15/2032	2,031,464
		17,563,750
	Asset-Backed - Finance & Insurance - 0.4%
345,000	CBAMR Ltd. Series 2020-13A, 10.44%, 04/20/2039, 3 mo. USD Term SOFR + 6.77%(1)(2)	345,096
540,000	Golub Capital Partners CLO 72 B Ltd. Series 2024-72A, 6.90%, 04/25/2039, 3 mo. USD Term SOFR + 3.25%(1)(2)	540,113
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4% - (continued)
	Asset-Backed - Finance & Insurance - 0.4% - (continued)
$ 1,100,000	Kubota Credit Owner Trust Series 2026-1A, 3.87%, 05/15/2030(1)	$1,089,372
65,000	VB-S1 Issuer LLC Series 2026-1A, 6.84%, 03/15/2056(1)	65,233
		2,039,814
	Asset-Backed - Home Equity - 0.1%
	Point Securitization Trust
125,000	Series 2026-1, 6.50%, 02/25/2056(1)(3)	122,560
285,000	Series 2025-2, 7.00%, 10/25/2055(1)(3)	282,197
335,000	Series 2025-1, 7.50%, 06/25/2055(1)	335,224
		739,981
	Commercial Mortgage-Backed Securities - 2.9%
200,000	BPR Trust Series 2024-PMDW, 5.85%, 11/05/2041(1)(2)	192,797
705,000	BX Trust Series 2025-DELC, 7.60%, 12/15/2042, 1 mo. USD Term SOFR + 3.95%(1)(2)	703,746
	Commercial Mortgage Trust
115,000	Series 2015-LC19, 4.57%, 02/10/2048(1)(2)	105,798
892,000	Series 2024-CBM, 8.19%, 12/10/2041(1)(2)	892,655
	CSAIL Commercial Mortgage Trust
495,000	Series 2016-C5, 3.55%, 11/15/2048(1)(2)	465,300
240,636	Series 2015-C3, 4.34%, 08/15/2048(2)	232,514
520,000	DC Trust Series 2024-HLTN, 8.78%, 04/13/2040(1)(2)	513,034
96,313	Extended Stay America Trust Series 2025-ESH, 7.75%, 10/15/2042, 1 mo. USD Term SOFR + 4.10%(1)(2)	96,795
252,771	GS Mortgage Securities Trust Series 2015-GC28, 4.57%, 02/10/2048(1)(2)	242,018
627,035	HIH Trust Series 2024-61P, 7.84%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(2)	628,211
1,260,000	HTL Commercial Mortgage Trust Series 2024-T53, 8.47%, 05/10/2039(1)(2)	1,277,178
	JPMBB Commercial Mortgage Securities Trust
1,525,000	Series 2014-C23, 4.17%, 09/15/2047(1)(2)	1,387,003
115,000	Series 2014-C22, 4.66%, 09/15/2047(2)	108,675
	Morgan Stanley Bank of America Merrill Lynch Trust
795,000	Series 2013-C9, 3.92%, 05/15/2046(1)(2)	723,560
180,000	Series 2017-C34, 4.31%, 11/15/2052(2)	160,659
1,300,000	Morgan Stanley Capital I Trust Series 2014-150E, 3.91%, 09/09/2032(1)	1,222,466
865,000	NYC Commercial Mortgage Trust Series 2025-3BP, 7.19%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(1)(2)	864,695
190,000	SHR Trust Series 2024-LXRY, 8.10%, 10/15/2041, 1 mo. USD Term SOFR + 4.45%(1)(2)	190,831
1,075,000	SLG Office Trust Series 2026-OMA, 6.96%, 04/15/2041(1)(2)	1,080,439
675,000	TEXAS Commercial Mortgage Trust Series 2025-TWR, 6.75%, 04/15/2042, 1 mo. USD Term SOFR + 3.09%(1)(2)	674,186
150,000	WHARF Commercial Mortgage Trust Series 2025-DC, 7.98%, 07/15/2040(1)(2)	153,971
The accompanying notes are an integral part of these financial statements.

34

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4% - (continued)
	Commercial Mortgage-Backed Securities - 2.9% - (continued)
$ 820,000	Willowbrook Mall Series 2025-WBRK, 6.28%, 03/05/2035(1)(2)	$777,370
1,500,000	Worldwide Plaza Trust Series 2017-WWP, 3.53%, 11/10/2036(1)	1,207,501
	X-Caliber Funding LLC
1,475,000	Series 2025-VFN1, 6.64%, 06/17/2030, 1 mo. USD Term SOFR + 2.97%(1)(2)	1,473,438
725,000	Series 2026-HPL, 6.81%, 02/15/2046, 1 mo. USD Term SOFR + 3.15%(1)(2)	720,370
315,000	Series 2024-MSD, 8.25%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(2)	316,280
		16,411,490
	Other Asset-Backed Securities - 2.5%
210,000	AMSR Trust Series 2025-SFR1, 3.66%, 06/17/2042(1)	185,738
400,000	Amur Equipment Finance Receivables XV LLC Series 2025-1A, 8.35%, 01/20/2034(1)	407,264
840,000	Apidos CLO Ltd. Series 2024-50A, 3.65%, 01/20/2038(1)(2)	489,882
1,000,000	Apidos CLO XXXIV Ltd. Series 2020-34A, 8.48%, 01/20/2039, 3 mo. USD Term SOFR + 4.80%(1)(2)	1,004,162
470,000	Ballyrock CLO 29 Ltd. Series 2025-29A, 3.65%, 07/25/2038(1)(2)	295,774
1,500,000	Barings CLO Ltd. Series 2019-4A, 10.07%, 07/15/2037, 3 mo. USD Term SOFR + 6.40%(1)(2)	1,490,850
34,284	Castlelake Aircraft Structured Trust Series 2019-1A, 3.97%, 04/15/2039(1)	33,729
94,245	CF Hippolyta Issuer LLC Series 2021-1A, 1.98%, 03/15/2061(1)	56,365
267,239	DLLAD LLC Series 2023-1A, 4.79%, 01/20/2028(1)	268,021
250,000	Galaxy XXII CLO Ltd. Series 2016-22A, 8.93%, 04/16/2034, 3 mo. USD Term SOFR + 5.25%(1)(2)	242,254
671,897	GreenSky Home Improvement Issuer Trust Series 2025-1A, 8.65%, 03/25/2060(1)	689,478
840,000	Hamlin Park CLO Ltd. Series 2024-1A, 3.65%, 10/20/2037(1)(2)	474,330
150,000	Home Re Ltd. Series 2026-1, 6.25%, 01/25/2036, 30 day USD SOFR Average + 2.60%(1)(2)	150,913
485,428	Horizon Aircraft Finance I Ltd. Series 2018-1, 4.46%, 12/15/2038(1)	483,633
113,665	Horizon Aircraft Finance III Ltd. Series 2019-2, 3.43%, 11/15/2039(1)	111,469
295,000	Hotwire Funding LLC Series 2021-1, 2.31%, 11/20/2051(1)	291,267
153,792	Kubota Credit Owner Trust Series 2023-2A, 5.28%, 01/18/2028(1)	154,697
835,000	Lewey Park CLO Ltd. Series 2024-1A, 3.65%, 10/21/2037(1)(2)	474,550
300,000	Magnetite XLV Ltd. Series 2025-45A, 3.65%, 04/15/2038(1)(2)	189,000
1,420,120	MMAF Equipment Finance LLC Series 2023-A, 5.54%, 12/13/2029(1)	1,437,663
1,295,000	PEAC Solutions Receivables LLC Series 2025-1A, 5.04%, 07/20/2032(1)	1,308,842
800,000	RR 38 Ltd. Series 2025-38A, 3.65%, 04/15/2040(1)(2)	525,552
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4% - (continued)
	Other Asset-Backed Securities - 2.5% - (continued)
$ 62,533	Start II Ltd. Series 2019-1, 4.09%, 03/15/2044(1)	$62,642
3,591,000	Verizon Master Trust Series 2024-6, 4.17%, 08/20/2030	3,593,357
		14,421,432
	Whole Loan Collateral CMO - 3.4%
	Angel Oak Mortgage Trust
275,000	Series 2021-3, 2.48%, 05/25/2066(1)(2)	211,650
4,341	Series 2019-6, 2.62%, 11/25/2059(1)(2)	4,312
	Deephaven Residential Mortgage Trust
1,550,000	Series 2021-3, 3.27%, 08/25/2066(1)(2)	1,221,503
803,000	Series 2026-INV2, 6.71%, 02/25/2071(1)(2)	780,913
680,000	Ellington Financial Mortgage Trust Series 2026-RM1, 4.75%, 01/25/2056(1)(2)	584,368
	Federal National Mortgage Association Connecticut Avenue Securities Trust
860,000	Series 2021-R03, 9.15%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	880,908
1,400,000	Series 2021-R01, 9.65%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	1,428,765
1,145,000	Series 2022-R01, 9.65%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	1,176,934
860,000	Series 2021-R02, 9.85%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	881,570
1,325,000	Series 2022-R05, 10.65%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	1,395,397
445,000	Series 2022-R02, 11.30%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	464,260
1,266,000	Series 2022-R04, 13.15%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	1,351,898
	Flagstar Mortgage Trust
115,127	Series 2021-9INV, 2.00%, 09/25/2041(1)(2)	101,839
54,315	Series 2018-3INV, 4.00%, 05/25/2048(1)(2)	50,609
238,000	GCAT Trust Series 2026-NQM2, 6.61%, 02/25/2071(1)(2)	231,825
180,000	Imperial Fund Mortgage Trust Series 2021-NQM4, 4.10%, 01/25/2057(1)(2)	144,312
46,080	MetLife Securitization Trust Series 2017-1A, 3.00%, 04/25/2055(1)(2)	44,166
	Pretium Mortgage Credit Partners LLC
1,476,000	Series 2026-RPL1, 4.15%, 01/25/2070(1)(3)	1,339,888
270,000	Series 2026-NPL3, 6.22%, 02/25/2056(1)(3)	267,103
195,000	Series 2026-NPL1, 6.54%, 01/25/2056(1)(3)	194,045
568,000	Series 2026-NPL2, 6.54%, 02/25/2056(1)(3)	566,043
545,000	Series 2025-NPL14, 6.78%, 12/25/2055(1)(3)	538,287
246,000	Series 2025-NPL13, 6.78%, 12/25/2055(1)(3)	244,115
255,000	Series 2025-NPL11, 7.02%, 10/25/2055(1)(3)	253,135
The accompanying notes are an integral part of these financial statements.

35

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4% - (continued)
	Whole Loan Collateral CMO - 3.4% - (continued)
$ 215,000	Series 2026-NPL5, 7.05%, 04/25/2056(1)(3)	$214,998
395,000	Series 2025-NPL7, 8.35%, 07/25/2055(1)(3)	394,810
410,000	Series 2025-NPL5, 8.72%, 05/25/2055(1)(3)	412,607
280,000	Series 2025-NPL6, 8.72%, 06/25/2055(1)(3)	280,706
	PRPM LLC
290,000	Series 2025-RPL4, 3.00%, 05/25/2055(1)(3)	262,152
462,000	Series 2026-2, 6.47%, 02/25/2031(1)(3)	460,529
657,000	Series 2025-8, 7.20%, 10/25/2030(1)(3)	655,132
164,000	Series 2025-7, 7.45%, 08/25/2030(1)(3)	163,932
100,000	Series 2025-5, 8.57%, 07/25/2030(1)(3)	99,578
425,000	Series 2024-6, 8.60%, 11/25/2029(1)(3)	425,373
695,000	Series 2024-7, 8.84%, 11/25/2029(1)(3)	691,152
	Towd Point Mortgage Trust
35,090	Series 2017-4, 2.75%, 06/25/2057(1)(2)	34,545
1,855	Series 2018-1, 3.00%, 01/25/2058(1)(2)	1,848
1,430,000	Verus Securitization Trust Series 2021-5, 3.04%, 09/25/2066(1)(2)	1,042,271
		19,497,478
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $71,804,818)	$70,673,945
CONVERTIBLE BONDS - 4.6%
	Auto Manufacturers - 0.1%
	Rivian Automotive, Inc.
450,000	3.63%, 10/15/2030	$465,570
79,000	4.63%, 03/15/2029	90,258
		555,828
	Biotechnology - 0.3%
	Bridgebio Pharma, Inc.
73,000	0.75%, 02/01/2033(1)	72,445
210,000	1.75%, 03/01/2031	346,114
	Cytokinetics, Inc.
50,000	1.75%, 10/01/2031(1)	63,812
195,000	3.50%, 07/01/2027	279,825
385,000	Immunocore Holdings PLC 2.50%, 02/01/2030	342,650
352,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	522,720
		1,627,566
	Commercial Banks - 0.1%
EUR 600,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.53%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	473,294
	Commercial Services - 0.0%
$ 90,000	Block, Inc. 0.25%, 11/01/2027	84,510
	Diversified Financial Services - 0.1%
	Coinbase Global, Inc.
283,000	0.00%, 10/01/2032(1)(4)	238,569
228,000	0.25%, 04/01/2030	221,274
		459,843
	Electric - 0.4%
125,000	Ormat Technologies, Inc. 1.50%, 03/15/2031(1)	132,288
500,000	PG&E Corp. 4.25%, 12/01/2027	512,250
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.6% - (continued)
	Electric - 0.4% - (continued)
$ 344,000	PPL Capital Funding, Inc. 3.00%, 12/01/2030(1)	$355,878
587,000	Southern Co. 3.25%, 06/15/2028(1)	596,685
	WEC Energy Group, Inc.
155,000	3.38%, 06/01/2028(1)	161,665
393,000	4.38%, 06/01/2029	490,268
		2,249,034
	Energy-Alternate Sources - 0.0%
175,000	Enphase Energy, Inc. 0.00%, 03/01/2028(4)	159,478
	Engineering & Construction - 0.5%
EUR 2,000,000	Cellnex Telecom SA 0.75%, 11/20/2031(5)	2,102,712
$ 450,000	Fluor Corp. 1.13%, 08/15/2029	603,000
		2,705,712
	Healthcare - Products - 0.4%
	Guardant Health, Inc.
115,000	0.00%, 05/15/2033(1)(4)	120,103
70,000	1.25%, 02/15/2031	113,407
435,000	Integer Holdings Corp. 1.88%, 03/15/2030	420,863
400,000	Lantheus Holdings, Inc. 2.63%, 12/15/2027	508,800
382,000	Merit Medical Systems, Inc. 3.00%, 02/01/2029	406,857
400,000	Qiagen NV 2.50%, 09/10/2031(5)	392,099
71,000	Tempus AI, Inc. 0.75%, 07/15/2030(1)	74,053
		2,036,182
	Home Builders - 0.1%
707,000	Meritage Homes Corp. 1.75%, 05/15/2028	693,213
	Insurance - 0.0%
HKD 2,000,000	China Pacific Insurance Group Co. Ltd. 0.00%, 09/18/2030(4)(5)	266,709
	Internet - 0.2%
	Alibaba Group Holding Ltd.
$ 285,000	0.00%, 09/15/2032(4)(5)	284,145
110,000	0.50%, 06/01/2031	158,785
238,000	DoorDash, Inc. 0.00%, 05/15/2030(1)(4)	227,052
280,000	Uber Technologies, Inc. 0.88%, 12/01/2028	342,300
		1,012,282
	Investment Company Security - 0.2%
400,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	636,200
	IREN Ltd.
55,000	0.00%, 07/01/2031(1)(4)	47,575
240,000	1.00%, 06/01/2033(1)	264,720
221,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(4)	301,621
		1,250,116
	IT Services - 0.2%
32,000	Lumentum Holdings, Inc. 0.38%, 03/15/2032(1)	156,669
570,000	Parsons Corp. 2.63%, 03/01/2029	559,740
35,000	Seagate HDD Cayman 3.50%, 06/01/2028	285,057
	Super Micro Computer, Inc.
153,000	0.00%, 06/15/2030(1)(4)	124,297
60,000	3.50%, 03/01/2029	52,150
		1,177,913
	Leisure Time - 0.1%
	NCL Corp. Ltd.
259,000	0.75%, 09/15/2030(1)	242,080
520,000	0.88%, 04/15/2030	546,650
		788,730
The accompanying notes are an integral part of these financial statements.

36

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.6% - (continued)
	Lodging - 0.2%
$ 1,421,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	$1,418,158
	Machinery - Construction & Mining - 0.1%
250,000	Bloom Energy Corp. 0.00%, 11/15/2030(1)(4)	435,175
	Media - 0.0%
35,000	EchoStar Corp. 3.88%, 11/30/2030(6)	131,316
	Miscellaneous Manufacturing - 0.1%
325,000	JBT Marel Corp. 0.38%, 09/15/2030(1)	305,500
	Oil & Gas Services - 0.1%
230,000	Liberty Energy, Inc. 0.00%, 03/01/2032(1)(4)	258,865
188,000	Solaris Energy Infrastructure, Inc. 0.25%, 10/01/2031	287,170
		546,035
	Pharmaceuticals - 0.2%
505,000	Jazz Investments I Ltd. 3.13%, 09/15/2030	754,470
341,000	Zoetis, Inc. 0.25%, 06/15/2029(1)	337,078
		1,091,548
	Pipelines - 0.0%
105,000	Golar LNG Ltd. 2.75%, 12/15/2030(1)	126,683
	Real Estate - 0.0%
121,000	Compass, Inc. 0.25%, 04/15/2031(1)	106,238
	Real Estate Investment Trusts - 0.4%
581,000	Boston Properties LP 2.00%, 10/01/2030(1)	543,235
430,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	448,060
121,000	Realty Income Corp. 3.50%, 01/15/2029(1)	126,143
	Rexford Industrial Realty LP
400,000	4.13%, 03/15/2029(1)	396,800
225,000	4.38%, 03/15/2027(1)	224,212
175,000	Welltower OP LLC 2.75%, 05/15/2028(1)	399,175
		2,137,625
	Semiconductors - 0.2%
450,000	ON Semiconductor Corp. 0.50%, 03/01/2029	548,100
	Semtech Corp.
380,000	0.00%, 10/15/2030(1)(4)	507,300
4,000	1.63%, 11/01/2027	11,344
		1,066,744
	Software - 0.6%
500,000	Cloudflare, Inc. 0.00%, 06/15/2030(1)(4)	574,248
174,000	CoreWeave, Inc. 1.75%, 10/01/2032(1)	208,713
650,000	Datadog, Inc. 0.00%, 12/01/2029(4)	653,575
432,000	Guidewire Software, Inc. 1.25%, 11/01/2029	424,710
83,000	Nebius Group NV 2.63%, 03/15/2033(1)	91,657
710,000	Nutanix, Inc. 0.50%, 12/15/2029	657,318
289,000	Snowflake, Inc. 0.00%, 10/01/2029(4)	338,650
328,000	Unity Software, Inc. 0.00%, 03/15/2030(4)	357,930
		3,306,801
	Telecommunications - 0.0%
168,000	AST SpaceMobile, Inc. 2.00%, 01/15/2036(1)	170,688
	Total Convertible Bonds (cost $24,698,107)	$26,382,921
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1%
	Agriculture - 0.2%
$ 115,000	BAT Capital Corp. 5.63%, 08/15/2035	$118,594
	MHP Lux SA
571,000	6.25%, 09/19/2029(5)	514,536
220,000	10.50%, 07/28/2029(1)	225,302
		858,432
	Airlines - 0.0%
215,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)(7)	200,244
80,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50%, 06/01/2028(1)(7)	80,870
		281,114
	Apparel - 0.1%
210,809	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(6)	231,892
220,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	231,765
		463,657
	Auto Manufacturers - 0.0%
246,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(2)(8)	241,721
	Auto Parts & Equipment - 0.1%
95,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 09/15/2032(1)	97,180
EUR 150,000	Forvia SE 2.38%, 06/15/2027(5)	173,914
200,000	ZF Europe Finance BV 7.00%, 06/12/2030(5)	245,331
		516,425
	Biotechnology - 0.2%
$ 710,000	Biocon Biologics Global PLC 6.67%, 10/09/2029(5)	713,403
200,000	Genmab AS/Genmab Finance LLC 6.25%, 12/15/2032(1)	205,250
		918,653
	Chemicals - 0.9%
889,000	Dangote Fertiliser Ltd. 7.75%, 05/05/2031(5)	899,001
	GC Treasury Center Co. Ltd.
400,000	6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(1)(2)(8)	394,195
225,000	7.13%, 03/10/2035, (7.13% fixed rate until 03/10/2035; 5 yr. USD CMT + 3.16% thereafter)(1)(2)(8)	222,712
288,000	Hanwha Totalenergies Petrochemical Co. Ltd. 5.50%, 07/18/2029(5)	277,430
	OCP SA
415,000	6.70%, 03/01/2036(5)	432,676
475,000	6.74%, 04/22/2031, (6.74% fixed rate until 04/22/2031; 5 yr. USD CMT + 2.75% thereafter)(1)(2)(8)	472,941
704,000	7.37%, 04/22/2036, (7.37% fixed rate until 04/22/2036; 5 yr. USD CMT + 3.22% thereafter)(1)(2)(8)	699,608
	Tronox, Inc.
1,990,000	4.63%, 03/15/2029(1)(7)	1,665,362
175,000	9.13%, 09/30/2030(1)(7)	177,834
		5,241,759
The accompanying notes are an integral part of these financial statements.

37

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Commercial Banks - 2.7%
	Abanca Corp. Bancaria SA
EUR 100,000	4.63%, 12/11/2036, (4.63% fixed rate until 12/11/2031; 5 yr. EURIBOR ICE Swap + 2.45% thereafter)(2)(5)	$118,863
200,000	6.13%, 09/19/2031, (6.13% fixed rate until 09/19/2031; 5 yr. EURIBOR ICE Swap + 3.89% thereafter)(2)(5)(8)	236,521
225,000	AIB Group PLC 6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(2)(5)(8)	268,479
300,000	AL Sydbank 3.63%, 03/05/2030, (3.63% fixed rate until 03/05/2029; 3 mo. EURIBOR + 1.45% thereafter)(2)	352,500
GBP 250,000	Aldermore Group PLC 6.00%, 10/01/2035, (6.00% fixed rate until 10/01/2030; 5 yr. U.K. Government Bond + 2.02% thereafter)(2)(5)	333,311
EUR 250,000	Alpha Bank SA 11.88%, 02/08/2028, (11.88% fixed rate until 02/08/2028; 5 yr. EUR Swap + 9.31% thereafter)(2)(5)(8)	327,571
100,000	Argenta Spaarbank NV 3.75%, 02/02/2034, (3.75% fixed rate until 02/02/2033; 1 yr. EURIBOR ICE Swap +1.08% thereafter)(2)(5)	115,363
800,000	Banca Transilvania SA 7.13%, 11/27/2030, (7.13% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 4.78% thereafter)(2)(5)(8)	960,296
$ 200,000	Banco Bilbao Vizcaya Argentaria SA 7.13%, 12/31/2099, 5 yr. USD CMT + 2.99%(2)	200,000
	Banco Santander SA
EUR 200,000	1.00%, 10/01/2033(5)	191,866
$ 400,000	4.55%, 11/06/2030	394,594
200,000	5.44%, 04/15/2036	198,558
EUR 200,000	7.00%, 11/20/2029, (7.00% fixed rate until 11/20/2029; 5 yr. EUR Swap + 4.43% thereafter)(2)(5)(8)	249,009
200,000	Bank of Cyprus Holdings PLC 11.88%, 06/21/2028, (11.88% fixed rate until 06/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(2)(5)(8)	266,948
200,000	Bank of Ireland Group PLC 6.38%, 03/10/2030, (6.38% fixed rate until 03/10/2030; 5 yr. EURIBOR ICE Swap + 4.03% thereafter)(2)(5)(8)	242,244
$ 250,000	Bank of New York Mellon 4.73%, 04/20/2029, (4.73% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.14% thereafter)(2)	251,980
GBP 250,000	Barclays PLC 8.88%, 09/15/2027, (8.88% fixed rate until 09/15/2027; 5 yr. U.K. Government Bond + 6.96% thereafter)(2)(5)(8)	351,518
EUR 200,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(2)(5)(8)	247,279
$ 370,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(2)(5)	407,381
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Commercial Banks - 2.7% - (continued)
$ 445,000	BNP Paribas SA 7.20%, 04/17/2036, (7.20% fixed rate until 04/17/2036; 5 yr. USD CMT + 2.94% thereafter)(1)(2)(8)	$447,610
EUR 200,000	BPER Banca SpA 5.88%, 03/19/2031, (5.88% fixed rate until 03/19/2031; 5 yr. EURIBOR ICE Swap + 3.57% thereafter)(2)(5)(8)	234,448
200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(2)(5)(8)	257,366
	Citigroup, Inc.
$ 240,000	6.63%, 02/15/2031, (6.63% fixed rate until 02/15/2031; 5 yr. USD CMT + 3.00% thereafter)(2)(8)	242,942
119,000	7.63%, 11/15/2028, (7.63% fixed rate until 11/15/2028; 5 yr. USD CMT + 3.21% thereafter)(2)(8)	123,750
EUR 100,000	CrediaBank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(5)(8)	124,188
200,000	Credit Agricole SA 6.50%, 09/23/2029, (6.50% fixed rate until 09/23/2029; 5 yr. EURIBOR ICE Swap + 4.21% thereafter)(2)(5)(8)	245,293
200,000	Eurobank SA 6.25%, 11/10/2033, (6.25% fixed rate until 11/10/2033; 5 yr. EURIBOR ICE Swap + 3.79% thereafter)(2)(5)(8)	232,383
$ 200,000	Golomt Bank 11.00%, 05/20/2027(5)	206,997
	HSBC Holdings PLC
200,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 yr. USD CMT + 3.65% thereafter)(2)(7)(8)	186,538
325,000	4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(2)	321,963
481,000	5.28%, 03/10/2037, (5.28% fixed rate until 03/10/2036; 6 mo. USD SOFR + 1.55% thereafter)(2)	474,396
450,000	6.75%, 03/24/2031, (6.75% fixed rate until 03/24/2031; 5 yr. USD CMT + 2.91% thereafter)(2)(8)	455,785
EUR 600,000	Ibercaja Banco SA 9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(2)(5)(8)	756,652
$ 275,000	Intesa Sanpaolo SpA 8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 1 yr. USD CMT + 4.40% thereafter)(1)(2)	319,238
	JP Morgan Chase & Co.
70,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(2)	70,081
70,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(2)	70,162
25,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(2)	25,444
77,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(2)	75,869
25,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	25,362
The accompanying notes are an integral part of these financial statements.

38

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Commercial Banks - 2.7% - (continued)
	Metro Bank Holdings PLC
GBP 225,000	12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(2)(5)	$342,506
600,000	13.88%, 03/26/2030, (13.88% fixed rate until 03/26/2030; 5 yr. U.K. Government Bond + 9.57% thereafter)(2)(5)(8)	942,911
EUR 800,000	Nova Ljubljanska Banka DD 6.50%, 11/26/2030, (6.50% fixed rate until 11/26/2030; 5 yr. EURIBOR ICE Swap + 4.08% thereafter)(2)(5)(8)	942,597
200,000	Piraeus Bank SA 6.75%, 12/30/2030, (6.75% fixed rate until 12/30/2030; 5 yr. EURIBOR ICE Swap + 4.60% thereafter)(2)(5)(7)(8)	242,347
200,000	Societe Generale SA 1.11%, 07/17/2031, (1.11% fixed rate until 07/17/2030; 3 mo. EURIBOR + 1.30% thereafter)(2)(5)	207,749
$ 1,315,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(5)	1,313,935
	UBS Group AG
250,000	7.00%, 02/05/2035, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(2)(5)(8)	254,414
208,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(2)(8)	242,744
EUR 200,000	Unicaja Banco SA 4.88%, 11/18/2026, (4.88% fixed rate until 11/18/2026; 5 yr. EUR Swap + 5.02% thereafter)(2)(5)(8)	235,485
		15,335,436
	Commercial Services - 0.5%
$ 400,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	419,549
167,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(1)(7)	167,897
	BCP V Modular Services Finance II PLC
EUR 200,000	4.75%, 11/30/2028(5)	221,934
GBP 100,000	6.13%, 11/30/2028(5)(7)	128,229
$ 170,000	Block, Inc. 5.63%, 08/15/2030(1)	170,172
170,000	Deluxe Corp. 8.13%, 09/15/2029(1)	177,281
35,000	Massachusetts Institute of Technology 5.60%, 07/01/2111	33,867
EUR 700,000	Verisure Midholding AB 5.25%, 02/15/2029(5)	822,474
	Worldline SA
200,000	5.25%, 11/27/2029(5)	208,180
300,000	5.50%, 06/10/2030(5)(7)	309,212
		2,658,795
	Construction Materials - 0.3%
$ 1,235,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(2)(8)	1,278,855
	CP Atlas Buyer, Inc.
110,000	9.75%, 07/15/2030(1)	102,265
142,868	12.75%, 01/15/2031(1)(6)	105,734
		1,486,854
	Diversified Financial Services - 2.3%
176,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(2)(8)	175,692
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Diversified Financial Services - 2.3% - (continued)
$ 1,315,000	Bread Financial Holdings, Inc. 8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(1)(2)	$1,378,964
250,000	Citadel Securities Global Holdings LLC 6.20%, 06/18/2035(1)	255,576
	CrossCountry Intermediate HoldCo LLC
844,000	6.50%, 10/01/2030(1)	829,192
1,580,000	6.75%, 12/01/2032(1)	1,527,193
220,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	232,575
	Freedom Mortgage Holdings LLC
30,000	6.88%, 05/01/2031(1)	28,938
850,000	7.88%, 04/01/2033(1)	828,675
380,000	8.38%, 04/01/2032(1)	385,265
370,000	9.13%, 05/15/2031(1)	383,233
	goeasy Ltd.
935,000	6.88%, 02/15/2031(1)(7)	776,707
59,000	7.38%, 10/01/2030(1)(7)	50,202
1,125,000	LFS Topco LLC 8.75%, 07/15/2030(1)	1,087,057
835,000	Muangthai Capital PCL 7.55%, 07/21/2030(1)	846,985
	Muthoot Finance Ltd.
600,000	6.38%, 04/23/2029(5)	603,594
215,000	6.38%, 03/02/2030(1)	216,541
44,000	PennyMac Financial Services, Inc. 6.88%, 02/15/2033(1)	43,268
900,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	874,722
1,340,000	Stonebriar ABF Issuer LLC 8.13%, 12/15/2030(1)	1,407,591
356,000	Sumisho Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(2)(7)(8)	351,286
1,015,000	Velocity Commercial Capital LLC 9.38%, 02/15/2031(1)	1,049,564
		13,332,820
	Electric - 2.0%
400,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(5)	376,580
510,000	ADM Elektrik Dagitim AS 9.50%, 02/05/2031(1)	500,721
35,000	American Electric Power Co., Inc. 5.80%, 03/15/2056, (5.80% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.13% thereafter)(2)	34,804
396,536	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(5)	424,974
	Bulgarian Energy Holding EAD
EUR 630,000	2.45%, 07/22/2028(5)	713,686
130,000	4.25%, 06/19/2030(5)	150,479
$ 160,000	Dominion Energy, Inc. 4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(2)(8)	158,626
EUR 1,180,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(1)	1,429,321
	Edison International
$ 396,000	7.88%, 06/15/2054, (7.88% fixed rate until 03/15/2029; 5 yr. USD CMT + 3.66% thereafter)(2)	408,490
1,043,000	8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(2)	1,070,048
334,000	Emera, Inc. 6.75%, 06/15/2076, 3 mo. USD Term SOFR + 5.44%(2)	334,201
The accompanying notes are an integral part of these financial statements.

39

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Electric - 2.0% - (continued)
	Energo-Pro AS
EUR 345,000	6.45%, 04/15/2031(5)	$399,558
1,175,000	8.00%, 05/27/2030(1)	1,439,723
$ 218,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(2)	225,696
1,639,000	GDZ Elektrik Dagitim AS 9.00%, 10/15/2029(1)	1,586,557
1,395,000	Limak Yenilenebilir Enerji AS 9.63%, 08/12/2030(1)	1,394,092
195,000	Sempra 6.38%, 04/01/2056, (6.38% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.63% thereafter)(2)	197,225
	Southern California Edison Co.
85,000	5.25%, 03/15/2030	86,355
70,000	6.20%, 09/15/2055	68,573
325,000	Termocandelaria Power SA 7.75%, 09/17/2031(1)	334,165
115,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	119,361
230,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(1)	203,344
		11,656,579
	Energy-Alternate Sources - 0.1%
	FS Luxembourg SARL
490,000	8.13%, 02/11/2036(1)	453,862
405,000	8.63%, 06/25/2033(5)	396,877
		850,739
	Entertainment - 0.4%
	888 Acquisitions Ltd.
EUR 475,000	7.70%, 07/15/2028, 3 mo. EURIBOR + 5.5%(2)(5)(7)	547,613
525,000	8.00%, 09/30/2031(5)(7)	594,600
$ 260,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)(7)	233,020
129,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	125,777
865,000	Motion Finco SARL 8.38%, 02/15/2032(1)	708,520
		2,209,530
	Food - 0.4%
	Bellis Acquisition Co. PLC
EUR 750,000	8.00%, 07/01/2031(5)(7)	839,121
538,000	8.00%, 07/01/2031(1)(7)	601,930
GBP 300,000	8.13%, 05/14/2030(5)	377,485
$ 174,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	175,828
55,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 6.38%, 04/15/2066	52,954
180,000	Mars, Inc. 5.00%, 03/01/2032(1)	182,601
		2,229,919
	Gas - 0.1%
286,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(2)	297,136
	Hand/Machine Tools - 0.1%
EUR 450,000	IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(5)	524,528
	Healthcare - Services - 0.4%
$ 55,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(1)(7)	56,259
	CHS/Community Health Systems, Inc.
250,000	4.75%, 02/15/2031(1)(7)	233,921
1,192,000	6.88%, 04/15/2029(1)	1,172,746
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Healthcare - Services - 0.4% - (continued)
$ 525,000	9.75%, 01/15/2034(1)	$541,490
225,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	235,700
		2,240,116
	Insurance - 0.9%
	Acrisure LLC/Acrisure Finance, Inc.
465,000	8.25%, 02/01/2029(1)	466,630
1,125,000	8.50%, 06/15/2029(1)	1,125,677
230,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.00%, 01/15/2031(1)	234,736
200,000	Allianz SE 6.50%, 10/30/2034, (6.50% fixed rate until 10/30/2034; 5 yr. USD CMT + 2.33% thereafter)(1)(2)(8)	200,136
127,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(2)	124,108
	Asurion LLC/Asurion Co-Issuer, Inc.
179,000	8.00%, 12/31/2032(1)	186,981
835,000	8.38%, 02/01/2034(1)	823,818
	Athene Global Funding
192,000	1.61%, 06/29/2026(1)	191,127
122,000	5.35%, 07/09/2027(1)	122,635
EUR 100,000	BNP Paribas Cardif SA 6.00%, 11/07/2035, (6.00% fixed rate until 11/07/2035; 5 yr. EURIBOR ICE Swap + 3.37% thereafter)(2)(5)(8)	116,459
$ 230,000	HUB International Ltd. 7.38%, 01/31/2032(1)	235,605
363,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(2)(7)(8)	383,973
EUR 100,000	Mutuelle Epargne Retraite Prevoyance Carac 4.38%, 02/05/2046, (4.38% fixed rate until 08/05/2035; 3 mo. EURIBOR + 2.60% thereafter)(2)(5)	114,834
	Prudential Financial, Inc.
$ 91,000	3.70%, 10/01/2050, (3.70% fixed rate until 07/01/2030; 5 yr. USD CMT + 3.04% thereafter)(2)	83,931
167,000	5.13%, 03/01/2052, (5.13% fixed rate until 11/28/2031; 5 yr. USD CMT + 3.16% thereafter)(2)	162,764
200,000	SCOR SE 5.25%, 03/13/2029, (5.25% fixed rate until 03/13/2029; 5 yr. USD CMT + 2.37% thereafter)(2)(5)(8)	191,623
EUR 100,000	Sogecap SA 6.25%, 07/08/2035, (6.25% fixed rate until 07/08/2035; 5 yr. EURIBOR ICE Swap + 3.75% thereafter)(2)(5)(8)	118,664
350,000	Unipol Assicurazioni SpA 6.00%, 07/21/2035, (6.00% fixed rate until 07/21/2035; 5 yr. EURIBOR ICE Swap + 3.24% thereafter)(2)(5)(8)	407,566
		5,291,267
	Internet - 0.2%
$ 150,000	Meta Platforms, Inc. 6.30%, 05/15/2056	150,231
	United Group BV
EUR 165,000	6.38%, 05/14/2033(1)	192,800
550,000	6.75%, 02/15/2031(5)	663,176
		1,006,207
The accompanying notes are an integral part of these financial statements.

40

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Investment Company Security - 0.2%
	HA Sustainable Infrastructure Capital, Inc.
$ 382,000	7.13%, 11/15/2056, (7.13% fixed rate until 08/17/2031; 5 yr. USD CMT + 3.48% thereafter)(2)	$385,621
306,000	8.00%, 06/01/2056, (8.00% fixed rate until 03/01/2031; 5 yr. USD CMT + 4.30% thereafter)(2)	324,819
400,000	Ittihad International II Ltd. 7.38%, 11/13/2030(1)	402,091
		1,112,531
	Iron/Steel - 0.1%
415,000	JSW Steel Ltd. 3.95%, 04/05/2027(5)	411,533
	IT Services - 0.2%
1,549,000	McAfee Corp. 7.38%, 02/15/2030(1)	1,255,084
	Lodging - 0.4%
	Fortune Star BVI Ltd.
EUR 845,000	3.95%, 10/02/2026(5)	989,672
$ 370,000	5.05%, 01/27/2027(5)	364,432
	Gohl Capital Holdings Ltd.
370,000	7.63%, 10/29/2031, (7.63% fixed rate until 10/29/2031; 5 yr. USD CMT + 3.71% thereafter)(2)(5)(8)	367,058
315,000	8.30%, 04/29/2036, (8.30% fixed rate until 04/29/2036; 5 yr. USD CMT + 4.26% thereafter)(2)(5)(8)	311,867
420,000	Studio City Finance Ltd. 5.00%, 01/15/2029(5)	400,273
		2,433,302
	Media - 0.8%
1,155,000	Block Communications, Inc. 10.25%, 03/01/2031(1)	1,069,377
200,000	CSC Holdings LLC 11.75%, 01/31/2029(1)	143,217
170,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(1)	176,883
	Grupo Televisa SAB
740,000	5.00%, 05/13/2045	494,460
280,000	5.25%, 05/24/2049	186,900
260,000	6.13%, 01/31/2046	198,437
250,000	Paramount Global 6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(2)	193,886
	Scripps Escrow II, Inc.
50,000	3.88%, 01/15/2029(1)(7)(9)	47,377
230,000	5.38%, 01/15/2031(1)(9)	176,841
1,730,000	Univision Communications, Inc. 8.88%, 04/15/2033(1)	1,739,429
60,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	62,296
200,000	Ziggo BV 4.88%, 01/15/2030(1)	188,135
		4,677,238
	Mining - 0.6%
	Glencore Funding LLC
43,000	5.89%, 04/04/2054(1)(7)	42,361
20,000	6.14%, 04/01/2055(1)	20,250
84,000	6.38%, 10/06/2030(1)	89,044
835,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	851,320
	Vedanta Resources Finance II PLC
385,000	9.85%, 04/24/2033(1)	410,436
865,000	10.88%, 09/17/2029(1)	918,915
990,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(5)	999,736
		3,332,062
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Oil & Gas - 0.7%
$ 1,325,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	$1,363,548
	Diamondback Energy, Inc.
207,000	5.75%, 04/18/2054	198,616
45,000	5.90%, 04/18/2064	43,411
895,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(5)	856,793
384,000	Medco Cypress Tree Pte. Ltd. 8.63%, 05/19/2030(5)	401,110
	Petroleos Mexicanos
210,000	5.95%, 01/28/2031	205,449
240,000	6.75%, 09/21/2047	202,144
650,000	YPF SA 6.95%, 07/21/2027(5)	653,304
		3,924,375
	Packaging & Containers - 0.3%
	Ardagh Group SA
268,720	9.50%, 12/01/2030(1)	284,947
EUR 450,000	12.00%, 12/01/2030(1)(6)	471,040
$ 740,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(3)(5)	714,174
	Sword Purchaser LLC
EUR 325,000	7.25%, 04/15/2033(1)	385,006
$ 55,000	8.25%, 04/15/2033(1)	56,274
		1,911,441
	Pharmaceuticals - 0.4%
45,000	CVS Health Corp. 6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(2)	46,621
	Grifols SA
EUR 380,000	3.88%, 10/15/2028(5)(9)	438,853
425,000	7.50%, 05/01/2030(5)	517,983
	Teva Pharmaceutical Finance Netherlands II BV
550,000	4.38%, 05/09/2030	652,543
250,000	7.88%, 09/15/2031	343,617
		1,999,617
	Pipelines - 0.5%
$ 1,020,000	AL Candelaria (Spain) SA 5.75%, 06/15/2033(5)	920,636
	Enbridge, Inc.
287,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(2)	288,672
155,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(2)	176,562
103,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(2)	109,183
116,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(2)	121,071
	Targa Resources Corp.
90,000	4.90%, 09/15/2030	90,674
30,000	6.50%, 02/15/2053	31,055
	Transcanada Trust
442,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(2)	436,601
The accompanying notes are an integral part of these financial statements.

41

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Pipelines - 0.5% - (continued)
$ 111,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD Term SOFR + 4.64% thereafter)(2)	$111,157
705,000	Venture Global Plaquemines LNG LLC 6.50%, 06/15/2034(1)	737,735
		3,023,346
	Real Estate - 1.7%
EUR 605,000	Alexandrite Lake Lux Holdings SARL 6.75%, 07/30/2030(1)	697,593
GBP 577,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(5)	741,100
	CPI Property Group SA
EUR 190,000	1.50%, 01/27/2031(5)	180,112
400,000	4.75%, 07/22/2030(5)	447,135
1,305,000	7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(2)(5)(8)	1,403,958
GBP 500,000	8.88%, 10/09/2030, (8.88% fixed rate until 10/09/2030; 5 yr. U.K. Government Bond + 5.65% thereafter)(2)(5)(8)	631,048
$ 440,000	GLP China Holdings Ltd. 7.75%, 04/30/2029(5)	353,799
	GLP Pte. Ltd.
1,090,000	4.50%, 05/17/2026, (4.50% fixed rate until 05/17/2026; 5 yr. USD CMT + 3.74% thereafter)(2)(5)(8)	498,505
590,000	4.60%, 06/29/2027, (4.60% fixed rate until 06/29/2027; 5 yr. USD CMT + 3.73% thereafter)(2)(5)(8)	251,086
835,000	9.75%, 05/20/2028(5)	656,471
EUR 400,000	New Immo Holding SA 3.25%, 07/23/2027(5)	467,137
$ 1,130,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(5)	1,113,889
	Samhallsbyggnadsbolaget I Norden Holding AB
EUR 650,000	0.75%, 11/14/2028(5)	663,221
1,450,000	1.13%, 09/26/2029(5)	1,400,426
130,000	2.38%, 08/04/2026(5)	151,537
		9,657,017
	Real Estate Investment Trusts - 0.5%
	Brandywine Operating Partnership LP
$ 315,000	6.13%, 01/15/2031	293,166
301,000	8.88%, 04/12/2029	315,025
401,000	Champion MTN Ltd. 2.95%, 06/15/2030(5)	355,150
248,000	GLP Capital LP/GLP Financing II, Inc. 5.63%, 03/01/2036	243,727
	Hudson Pacific Properties LP
110,000	3.25%, 01/15/2030(7)	93,728
1,830,000	4.65%, 04/01/2029(7)	1,637,676
		2,938,472
	Retail - 0.1%
	Bertrand Franchise Finance SAS
EUR 100,000	5.99%, 07/18/2030, 3 mo. EURIBOR + 3.75%(2)(5)	117,281
140,000	6.50%, 07/18/2030(5)	164,020
$ 175,000	FirstCash, Inc. 6.13%, 05/01/2034(1)	174,584
129,000	LBM Acquisition LLC 9.50%, 06/15/2031(1)	112,873
244,000	Staples, Inc. 10.75%, 09/01/2029(1)	233,227
		801,985
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Semiconductors - 0.0%
$ 65,000	Intel Corp. 3.05%, 08/12/2051	$40,086
155,000	NVIDIA Corp. 3.50%, 04/01/2040	129,240
		169,326
	Software - 0.6%
905,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	862,598
	Cloud Software Group, Inc.
61,000	6.50%, 03/31/2029(1)	59,393
123,000	9.00%, 09/30/2029(1)	120,772
EUR 100,000	IPD 3 BV 5.50%, 06/15/2031(5)	112,250
$ 175,000	OAK-Eagle Acquireco, Inc. 7.25%, 07/01/2033(1)	180,323
	Oracle Corp.
99,000	5.38%, 07/15/2040	86,247
61,000	5.70%, 02/04/2036	58,581
177,000	6.70%, 02/04/2056	163,124
	Rocket Software, Inc.
1,025,000	6.50%, 02/15/2029(1)	915,222
25,000	9.00%, 11/28/2028(1)	24,876
145,000	Synopsys, Inc. 5.00%, 04/01/2032	146,532
	TeamSystem SpA
EUR 400,000	5.70%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	456,789
200,000	5.70%, 07/31/2031, 3 mo. EURIBOR + 3.50%(2)(5)	228,395
		3,415,102
	Telecommunications - 2.0%
	Africell Holding Ltd.
$ 1,235,000	10.50%, 10/23/2029(1)(7)	1,242,569
402,000	10.50%, 10/23/2029(5)	404,525
863,129	Altice France SA 6.50%, 04/15/2032(1)	848,919
	AT&T, Inc.
105,000	3.85%, 06/01/2060	69,942
90,000	4.30%, 12/15/2042	74,103
152,000	Bell Telephone Co. of Canada or Bell Canada 7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(2)	157,738
115,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	116,678
230,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	238,397
123,000	EchoStar Corp. 6.75%, 11/30/2030(6)	124,798
EUR 525,000	Eolo SpA 4.88%, 10/21/2028(5)	535,207
$ 145,000	HUT 8 DC LLC 6.19%, 11/15/2042(1)	146,200
EUR 200,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(5)	235,822
$ 235,000	Level 3 Financing, Inc. 8.50%, 01/15/2036(1)	251,688
EUR 800,000	Lorca Telecom Bondco SA 5.75%, 04/30/2029(5)	966,801
$ 85,000	Meridian Arc Holdco LLC 6.25%, 04/30/2031(1)	84,981
950,000	Millicom International Cellular SA 4.50%, 04/27/2031(5)	886,764
1,260,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	1,260,000
272,000	Rogers Communications, Inc. 6.88%, 07/31/2056, (6.88% fixed rate until 05/02/2031; 5 yr. USD CMT + 2.84% thereafter)(2)	276,242
365,000	Silk Road Group Holding LLC 7.50%, 09/15/2030(1)(7)	367,732
	Telecom Argentina SA
680,000	8.50%, 01/20/2036(1)	702,746
The accompanying notes are an integral part of these financial statements.

42

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.1% - (continued)
	Telecommunications - 2.0% - (continued)
$ 169,000	9.25%, 05/28/2033(1)	$179,409
299,000	TELUS Corp. 7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(2)	309,264
	Veon Midco BV
1,040,000	3.38%, 11/25/2027(5)	1,014,455
200,000	9.00%, 07/15/2029(1)	208,830
213,064	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(3)(5)	211,067
230,000	WULF Compute LLC 7.75%, 10/15/2030(1)	241,729
		11,156,606
	Water - 0.1%
510,000	Aegea Finance SARL 7.63%, 01/20/2036(1)	370,387
	Total Corporate Bonds (cost $118,572,607)	$120,231,111
FOREIGN GOVERNMENT OBLIGATIONS - 4.2%
	Argentina - 0.2%
1,200,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(3)	$894,000
420,000	Provincia de Cordoba 9.75%, 07/02/2032(1)	436,800
		1,330,800
	Brazil - 0.1%
BRL 418,000	Brazil Letras do Tesouro Nacional 0.00%, 01/01/2030(4)	52,787
	Brazil Notas do Tesouro Nacional
1,354,000	10.00%, 01/01/2029	252,746
1,678,000	10.00%, 01/01/2031	297,764
433,000	10.00%, 01/01/2033	73,746
154,000	10.00%, 01/01/2035	25,449
		702,492
	Bulgaria - 0.0%
EUR 75,000	Bulgaria Government International Bonds 1.38%, 09/23/2050(5)	48,077
	Cameroon - 0.3%
$ 1,650,000	Republic of Cameroon International Bonds 8.88%, 01/30/2033(5)	1,612,264
	Colombia - 0.4%
EUR 770,000	Colombia Government International Bonds 6.50%, 11/26/2038	891,891
	Colombia TES
COP 485,700,000	6.25%, 07/09/2036	83,237
185,800,000	7.00%, 06/30/2032	36,776
263,300,000	7.75%, 09/18/2030	57,722
1,177,600,000	9.25%, 05/28/2042	240,761
228,100,000	11.75%, 01/24/2035	56,876
1,093,700,000	12.50%, 02/27/2030	283,822
1,131,700,000	13.25%, 02/09/2033	299,804
		1,950,889
	Congo - 0.2%
$ 1,030,000	DRC International Bonds 8.75%, 04/16/2032(1)	1,049,928
	Czech Republic - 0.2%
	Czech Republic Government Bonds
CZK 2,710,000	1.50%, 04/24/2040	84,388
5,290,000	2.00%, 10/13/2033	211,216
3,320,000	3.50%, 05/30/2035	144,611
7,020,000	4.20%, 12/04/2036(5)	318,820
4,350,000	4.25%, 10/24/2034	201,313
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.2% - (continued)
	Czech Republic - 0.2% - (continued)
CZK 860,000	4.50%, 11/11/2032	$41,043
240,000	5.30%, 09/19/2035	11,928
		1,013,319
	Ecuador - 0.3%
	Ecuador Government International Bonds
$ 838,295	6.90%, 07/31/2035(1)(3)	772,070
1,120,000	9.25%, 01/29/2039(1)	1,159,200
		1,931,270
	Gabon - 0.3%
1,875,000	Gabon Government International Bonds 6.63%, 02/06/2031(5)	1,579,956
	Hungary - 0.0%
HUF 35,390,000	Hungary Government Bonds 7.00%, 10/24/2035	122,127
	India - 0.1%
	India Government Bonds
INR 8,890,000	6.64%, 06/16/2035	90,848
39,660,000	7.30%, 06/19/2053	399,233
		490,081
	Indonesia - 0.1%
	Indonesia Treasury Bonds
IDR 798,000,000	5.88%, 03/15/2031	44,270
488,000,000	7.13%, 06/15/2042	28,649
1,249,000,000	7.13%, 06/15/2043	73,293
2,278,000,000	7.13%, 08/15/2045	135,548
		281,760
	Kazakhstan - 0.1%
	Kazakhstan Government International Bonds
KZT 38,154,000	7.90%, 12/20/2038(1)	48,301
218,262,000	11.05%, 01/28/2037(1)	362,874
51,025,000	15.10%, 03/12/2034(1)	107,760
		518,935
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 145,000	3.58%, 07/15/2032	36,745
152,000	3.89%, 08/15/2029	39,040
1,880,000	3.90%, 11/30/2026	476,073
1,285,000	3.90%, 11/16/2027	327,695
428,000	3.91%, 07/15/2026	107,965
143,000	4.46%, 03/31/2053	38,339
121,000	4.70%, 10/15/2042	33,222
		1,059,079
	Mexico - 0.3%
	Mexico Bonos
MXN 4,481,500	7.75%, 11/13/2042	215,356
3,463,500	8.00%, 02/21/2036	182,435
271,700	8.00%, 11/07/2047	13,105
1,873,400	8.00%, 07/31/2053	89,369
2,180,600	8.00%, 04/29/2055	103,784
1,567,800	8.50%, 03/01/2029	90,378
4,020,400	8.50%, 11/18/2038	213,174
	Mexico Cetes
2,974,930	0.00%, 01/21/2027(4)	161,985
3,047,030	0.00%, 10/28/2027(4)	156,248
$ 78,000	Mexico Government International Bonds 5.75%, 10/12/2110	64,194
MXN 12,226,930	Mexico Udibonos 2.75%, 11/27/2031(10)	637,997
		1,928,025
	Paraguay - 0.0%
PYG 1,113,000,000	Paraguay Government International Bonds 8.50%, 04/04/2038(1)	181,960
The accompanying notes are an integral part of these financial statements.

43

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.2% - (continued)
	Peru - 0.0%
	Peru Government Bonds
PEN 117,000	5.35%, 08/12/2040	$28,406
216,000	7.60%, 08/12/2039(5)	64,782
		93,188
	Poland - 0.2%
PLN 4,038,000	Republic of Poland Government Bonds 3.40%, 09/25/2028, PLTRCI + 0.00%(2)	1,092,827
	Romania - 0.5%
	Romania Government Bonds
RON 835,000	6.75%, 04/25/2035(7)	181,931
85,000	7.10%, 07/31/2034	18,949
	Romania Government International Bonds
EUR 790,000	2.75%, 04/14/2041(5)	589,826
510,000	2.88%, 04/13/2042(5)	379,810
1,655,000	6.00%, 09/24/2044(1)	1,806,541
		2,977,057
	Serbia - 0.0%
131,000	Serbia International Bonds 4.25%, 05/06/2031(1)	152,724
	South Africa - 0.1%
ZAR 3,000,000	Republic of South Africa Floating Rate Note 8.06%, 07/11/2027, 3 mo. ZAR JIBAR + 1.30%(2)	181,050
2,000,000	Republic of South Africa Floating Rate Notes 7.64%, 09/17/2030, 3 mo. ZAR JIBAR + 0.96%(2)	120,726
	Republic of South Africa Government Bonds
1,283,000	8.50%, 01/31/2037	74,081
1,283,000	8.75%, 01/31/2044	72,603
1,095,000	8.75%, 02/28/2048	62,079
3,209,000	9.88%, 03/31/2039	200,981
		711,520
	Sri Lanka - 0.3%
	Sri Lanka Government International Bonds
$ 793,730	3.60%, 05/15/2036(1)(3)	745,257
1,056,270	3.60%, 02/15/2038(1)(3)	993,821
		1,739,078
	Supranational - 0.1%
INR 13,400,000	Asian Infrastructure Investment Bank 7.00%, 03/01/2029(5)	137,406
16,000,000	European Bank for Reconstruction & Development 6.75%, 01/13/2032	161,651
3,000,000	International Bank for Reconstruction & Development 6.50%, 10/01/2037	28,242
		327,299
	Thailand - 0.1%
	Thailand Government Bonds
THB 2,538,000	1.84%, 05/17/2036	75,417
2,955,000	2.50%, 11/17/2029	93,845
1,673,000	2.98%, 06/17/2045	50,477
1,002,000	3.30%, 06/17/2038	33,064
4,873,000	3.45%, 06/17/2043	157,625
3,175,000	4.88%, 06/22/2029	107,785
		518,213
	Turkey - 0.1%
	Turkiye Government Bonds
TRY 3,072,000	26.20%, 10/05/2033	56,332
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.2% - (continued)
	Turkey - 0.1% - (continued)
TRY 2,639,000	27.70%, 09/27/2034	$50,388
18,722,000	40.86%, 06/16/2027, 1 day TRY TLREF Rate + 0.00%(2)	422,630
		529,350
	Total Foreign Government Obligations (cost $23,330,562)	$23,942,218
MUNICIPAL BONDS - 0.0%
	Tobacco - 0.0%
$ 25,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	$22,958
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
5,000	5.18%, 11/15/2049	4,616
100,000	6.81%, 11/15/2040	110,518
		115,134
	Total Municipal Bonds (cost $168,021)	$138,092
SENIOR FLOATING RATE INTERESTS - 5.8%(11)
	Aerospace & Defense - 0.1%
	TransDigm, Inc.
292,894	6.15%, 02/28/2031, 1 mo. USD Term SOFR + 2.50%	$293,272
270,875	6.15%, 01/19/2032, 1 mo. USD Term SOFR + 2.50%	271,235
		564,507
	Airlines - 0.1%
320,125	JetBlue Airways Corp. 8.44%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	283,845
254,806	VistaJet Malta Finance PLC 7.44%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	252,304
		536,149
	Apparel - 0.2%
784,585	ABG Intermediate Holdings 2 LLC 5.90%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	786,107
248,128	Varsity Brands, Inc. 6.45%, 08/26/2031, 3 mo. USD Term SOFR + 2.75%	247,694
		1,033,801
	Auto Parts & Equipment - 0.1%
308,450	Clarios Global LP 6.40%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	309,736
	Beverages - 0.1%
491,291	Pegasus BidCo BV 6.40%, 07/12/2029, 3 mo. USD Term SOFR + 2.75%	492,519
140,000	Primo Brands Corp. 6.43%, 03/31/2031, 3 mo. USD Term SOFR + 2.75%	140,803
		633,322
	Chemicals - 0.2%
128,375	AAP Buyer, Inc. 6.41%, 09/09/2031, 3 mo. USD Term SOFR + 2.75%	128,750
490,776	Ineos U.S. Finance LLC 6.65%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	453,148
336,158	Nouryon Finance BV 6.94%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	334,057
		915,955
The accompanying notes are an integral part of these financial statements.

44

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.8%(11) - (continued)
	Commercial Services - 0.2%
$ 260,548	Belron Finance 2019 LLC 5.66%, 10/16/2031, 3 mo. USD Term SOFR + 2.00%	$261,635
194,023	Cimpress PLC 6.15%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	194,265
100,000	First Advantage Holdings LLC 6.45%, 10/31/2031, 3 mo. USD Term SOFR + 2.75%	98,625
347,355	Ryan LLC 7.15%, 11/05/2032, 1 mo. USD Term SOFR + 3.50%	341,495
172,132	Trans Union LLC 5.40%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	172,015
239,685	TTF Holdings LLC 7.38%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	179,565
		1,247,600
	Construction Materials - 0.2%
245,478	Cornerstone Building Brands, Inc. 7.02%, 04/12/2028, 3 mo. USD Term SOFR + 3.25%	150,466
344,770	Emerald Borrower LP 5.95%, 08/04/2031, 3 mo. USD Term SOFR + 2.25%	345,032
392,277	Quikrete Holdings, Inc. 5.90%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	392,391
295,500	Wilsonart LLC 7.95%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	267,755
		1,155,644
	Distribution/Wholesale - 0.2%
220,060	American Builders & Contractors Supply Co., Inc. 5.40%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	220,694
254,255	Core & Main LP 5.65%, 07/27/2028, 1 mo. USD Term SOFR + 2.00%	254,783
491,281	Windsor Holdings III LLC 6.40%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	488,948
		964,425
	Diversified Financial Services - 0.2%
294,776	Blackhawk Network Holdings, Inc. 7.15%, 03/12/2029, 1 mo. USD Term SOFR + 3.50%	291,566
306,133	Focus Financial Partners LLC 6.15%, 09/15/2031, 1 mo. USD Term SOFR + 2.50%	303,583
296,261	HighTower Holdings LLC 6.41%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	295,707
		890,856
	Electronics - 0.1%
272,419	LSF12 Crown U.S. Commercial Bidco LLC 6.66%, 12/02/2031, 1 mo. USD Term SOFR + 3.00%	273,896
	Engineering & Construction - 0.1%
493,750	Brown Group Holding LLC 6.16%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	496,164
245,609	KKR Apple Bidco LLC 6.15%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	245,764
		741,928
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.8%(11) - (continued)
	Entertainment - 0.2%
$ 223,214	Banijay Entertainment SAS 6.41%, 03/01/2028, 1 mo. USD Term SOFR + 2.75%	$223,913
491,228	Caesars Entertainment, Inc. 5.90%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	474,959
294,724	Ontario Gaming GTA LP 7.95%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	279,029
396,408	TKO Worldwide Holdings LLC 5.66%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	397,312
		1,375,213
	Environmental Control - 0.1%
558,973	Filtration Group Corp. 6.15%, 10/21/2028, 1 mo. USD Term SOFR + 2.50%	559,571
	Food - 0.2%
492,500	B&G Foods, Inc. 7.15%, 10/10/2029, 1 mo. USD Term SOFR + 3.50%	473,726
196,372	CHG PPC Parent LLC 6.77%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	196,433
134,663	Froneri Lux Finco SARL 5.88%, 09/30/2032, 6 mo. USD Term SOFR + 2.25%	133,624
145,000	TreeHouse Foods, Inc. 7.90%, 02/11/2033, 1 mo. USD Term SOFR + 4.25%	146,042
150,036	U.S. Foods, Inc. 5.40%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	150,998
		1,100,823
	Healthcare - Products - 0.1%
235,670	Insulet Corp. 5.65%, 08/01/2031, 1 mo. USD Term SOFR + 2.00%	237,438
90,502	Medline Borrower LP 5.40%, 10/23/2028, 1 mo. USD Term SOFR + 1.75%	90,801
		328,239
	Healthcare - Services - 0.0%
196,382	ADMI Corp. 7.14%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	187,545
	Home Furnishings - 0.1%
594,011	AI Aqua Merger Sub, Inc. 6.16%, 07/31/2028, 1 mo. USD Term SOFR + 2.50%	595,396
152,378	Somnigroup International, Inc. 5.90%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	152,759
		748,155
	Insurance - 0.6%
492,021	Acrisure LLC 6.65%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	483,411
447,409	Alliant Holdings Intermediate LLC 6.15%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	446,523
	Asurion LLC
492,366	7.41%, 02/23/2033, 3 mo. USD Term SOFR + 3.75%	483,957
98,131	9.16%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	98,360
503,829	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	504,983
The accompanying notes are an integral part of these financial statements.

45

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.8%(11) - (continued)
	Insurance - 0.6% - (continued)
$ 296,250	Ryan Specialty Group LLC 5.65%, 09/15/2031, 1 mo. USD Term SOFR + 2.00%	$296,842
688,054	Sedgwick Claims Management Services, Inc. 6.15%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	682,701
465,775	USI, Inc. 5.95%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	466,190
		3,462,967
	Internet - 0.1%
	MH Sub I LLC
469,155	7.90%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	431,195
317,569	7.90%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	248,498
148,943	Newfold Digital Holdings Group, Inc. 7.26%, 04/30/2029, 1 mo. USD Term SOFR + 3.50%	59,313
99,000	Plano HoldCo, Inc. 7.20%, 10/02/2031, 3 mo. USD Term SOFR + 3.50%	79,695
		818,701
	Investment Company Security - 0.0%
143,188	Dragon Buyer, Inc. 6.45%, 09/30/2031, 3 mo. USD Term SOFR + 2.75%	136,672
	IT Services - 0.3%
740,653	Fortress Intermediate 3, Inc. 6.66%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	736,024
738,773	McAfee LLC 6.65%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	649,197
104,747	NCR Atleos LLC 6.69%, 04/16/2029, 3 mo. USD Term SOFR + 3.00%	104,387
238,814	Peraton Corp. 7.51%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	203,675
		1,693,283
	Leisure Time - 0.1%
589,175	MajorDrive Holdings IV LLC 7.96%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	560,701
270,202	Recess Holdings, Inc. 7.42%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	271,298
		831,999
	Machinery-Diversified - 0.1%
343,921	TK Elevator Midco GmbH 6.38%, 04/30/2030, 6 mo. USD Term SOFR + 2.75%	346,693
	Media - 0.1%
271,574	Century De Buyer LLC 6.66%, 10/30/2030, 3 mo. USD Term SOFR + 3.00%	266,906
	EW Scripps Co.
58,127	7.13%, 11/30/2029, 1 mo. USD Term SOFR + 3.35%	57,085
38,513	9.53%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	38,666
270,000	NEP Group, Inc. 8.15%, 10/17/2031, 1 mo. USD Term SOFR + 4.50%	242,900
		605,557
	Packaging & Containers - 0.3%
987,550	Berlin Packaging LLC 6.94%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	971,749
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.8%(11) - (continued)
	Packaging & Containers - 0.3% - (continued)
$ 497,959	Clydesdale Acquisition Holdings, Inc. 6.83%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	$473,908
164,588	Owens-Illinois, Inc. 6.65%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	162,118
343,697	TricorBraun Holdings, Inc. 6.90%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	328,231
		1,936,006
	Pharmaceuticals - 0.0%
272,937	Bausch Health Cos., Inc. 9.90%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	265,363
	Pipelines - 0.1%
491,269	Oryx Midstream Services Permian Basin LLC 5.90%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	492,532
296,523	Traverse Midstream Partners LLC 6.16%, 02/16/2028, 3 mo. USD Term SOFR + 2.50%	296,671
		789,203
	REITS - 0.1%
270,163	Iron Mountain, Inc. 5.65%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	269,826
	Retail - 0.4%
258,609	1011778 BC Unlimited Liability Co. 5.40%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	258,689
168,300	Flynn Restaurant Group LP 7.40%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	167,213
170,980	Great Outdoors Group LLC 6.90%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	171,877
437,798	IRB Holding Corp. 6.15%, 12/16/2030, 1 mo. USD Term SOFR + 2.50%	438,823
246,250	Johnstone Supply LLC 5.92%, 06/09/2031, 1 mo. USD Term SOFR + 2.25%	246,159
491,250	LBM Acquisition LLC 7.50%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	408,720
299,740	Specialty Building Products Holdings LLC 7.50%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	259,839
202,438	White Cap Buyer LLC 6.92%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	201,154
		2,152,474
	Software - 0.7%
196,985	Ascend Learning LLC 6.65%, 12/11/2028, 1 mo. USD Term SOFR + 3.00%	193,431
566,346	Athenahealth Group, Inc. 6.40%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	563,820
495,000	Boxer Parent Co., Inc. 6.67%, 07/30/2031, 3 mo. USD Term SOFR + 3.00%	457,256
491,023	Cast & Crew Payroll LLC 7.41%, 12/29/2028, 3 mo. USD Term SOFR + 3.75%	213,904
370,196	Cotiviti Corp. 6.41%, 05/01/2031, 1 mo. USD Term SOFR + 2.75%	339,285
175,000	Electronic Arts, Inc. 7.16%, 03/24/2033, 1 mo. USD Term SOFR + 3.50%	175,044
The accompanying notes are an integral part of these financial statements.

46

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.8%(11) - (continued)
	Software - 0.7% - (continued)
$ 343,734	EP Purchaser LLC 7.29%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	$241,188
270,875	Epicor Software Corp. 6.15%, 05/30/2031, 1 mo. USD Term SOFR + 2.50%	266,982
491,002	Polaris Newco LLC 7.93%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	426,745
591,036	Rocket Software, Inc. 7.40%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	562,915
192,847	SS&C Technologies, Inc. 5.65%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	192,839
393,276	UKG, Inc. 6.16%, 02/10/2031, 3 mo. USD Term SOFR + 2.50%	379,169
		4,012,578
	Telecommunications - 0.2%
495,000	Crown Subsea Communications Holding, Inc. 6.65%, 01/30/2031, 1 mo. USD Term SOFR + 3.00%	497,886
245,615	Venga Finance SARL 7.68%, 06/28/2029, 3 mo. USD Term SOFR + 3.75%	244,542
245,491	Zacapa SARL 7.45%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	246,104
		988,532
	Transportation - 0.2%
597,586	First Student Bidco, Inc. 5.95%, 08/15/2030, 3 mo. USD Term SOFR + 2.25%	597,586
196,753	Genesee & Wyoming, Inc. 5.45%, 04/10/2031, 3 mo. USD Term SOFR + 1.75%	196,871
218,350	Savage Enterprises LLC 6.16%, 08/05/2032, 1 mo. USD Term SOFR + 2.50%	219,237
271,316	Third Coast Infrastructure LLC 6.90%, 09/25/2030, 1 mo. USD Term SOFR + 3.25%	272,108
		1,285,802
	Total Senior Floating Rate Interests (cost $34,479,269)	$33,163,021
U.S. GOVERNMENT AGENCIES - 10.7%
	Mortgage-Backed Agencies - 10.7%
	Farm Credit Bank of Texas - 0.1%
324,000	7.75%, 06/15/2029, 5 yr. USD CMT + 3.29%(2)(8)	$336,614
	Federal Home Loan Mortgage Corp. - 1.5%
240,638	2.50%, 12/25/2050(12)	37,263
272,967	3.00%, 12/25/2052(12)	48,735
199,127	3.50%, 06/25/2049(12)	33,379
191,794	4.00%, 01/25/2052(12)	39,074
235,483	4.50%, 05/25/2050(12)	43,738
148,761	5.00%, 07/01/2040	149,952
913,416	5.50%, 09/01/2040	934,009
538,595	5.50%, 11/01/2054	541,657
730,873	5.50%, 06/01/2055	742,943
600,000	7.90%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(2)	623,903
1,280,000	10.75%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	1,329,585
1,250,000	11.36%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(2)	1,493,426
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 10.7% - (continued)
	Mortgage-Backed Agencies - 10.7% - (continued)
	Federal Home Loan Mortgage Corp. - 1.5% - (continued)
$ 1,375,000	11.45%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	$1,421,613
895,000	15.15%, 10/25/2050, 30 day USD SOFR Average + 11.5%(1)(2)	1,226,006
		8,665,283
	Federal National Mortgage Association - 0.4%
387,370	2.00%, 07/25/2041(12)	36,565
211,012	3.00%, 10/25/2050(12)	37,998
222,260	3.00%, 07/25/2052(12)	40,139
307,365	4.50%, 03/25/2056, 30 day USD SOFR Average + 0.85%(2)	307,410
564,029	5.00%, 08/01/2040	568,368
478,699	5.00%, 07/25/2051	478,139
640,714	5.00%, 03/25/2055, 30 day USD SOFR Average + 1.35%(2)	648,497
202,668	6.00%, 04/01/2039	209,353
		2,326,469
	Government National Mortgage Association - 1.5%
122,436	2.50%, 02/20/2052	104,975
587,000	2.50%, 05/20/2056(13)	502,719
4,300,000	3.00%, 05/20/2056(13)	3,828,930
196,505	3.50%, 02/20/2043(12)	31,477
286,218	3.50%, 08/20/2051(12)	50,790
1,190,000	4.00%, 05/20/2056(13)	1,110,164
865,000	4.50%, 05/20/2056(13)	834,049
1,415,000	5.50%, 05/20/2056(13)	1,424,943
700,000	5.50%, 06/20/2056(13)	703,935
		8,591,982
	Uniform Mortgage-Backed Security - 7.2%
1,300,000	2.50%, 05/01/2056(13)	1,088,364
1,110,000	3.50%, 05/01/2056(13)	1,010,251
585,000	4.00%, 05/01/2039(13)	569,914
760,000	4.50%, 06/01/2039(13)	753,558
813,000	4.50%, 05/01/2056(13)	781,948
980,000	4.50%, 06/01/2056(13)	941,881
585,000	5.00%, 05/01/2041(13)	589,238
6,215,000	5.00%, 05/01/2056(13)	6,122,336
1,985,000	5.50%, 05/01/2041(13)	2,027,522
26,040,000	5.50%, 05/01/2056(13)	26,169,532
30,000	6.00%, 05/01/2056(13)	30,625
950,000	6.50%, 05/01/2056(13)	985,596
		41,070,765
	Total U.S. Government Agencies (cost $61,321,149)	$60,991,113
U.S. GOVERNMENT SECURITIES - 8.2%
	U.S. Treasury Securities - 8.2%
	U.S. Treasury Bonds - 1.8%
4,425,000	2.88%, 08/15/2045	$3,254,622
1,981,400	3.00%, 08/15/2048(14)	1,437,289
3,850,000	3.13%, 11/15/2041(14)	3,125,869
550,000	3.63%, 02/15/2053	435,811
1,394,900	3.63%, 05/15/2053(14)	1,104,096
140,000	4.75%, 02/15/2045	136,309
500,000	4.75%, 11/15/2053(14)	480,117
445,000	4.75%, 05/15/2055	427,843
		10,401,956
	U.S. Treasury Inflation-Indexed Bonds - 0.9%
279,591	0.25%, 02/15/2050(10)	158,416
3,680,019	0.75%, 02/15/2042(10)	2,847,153
707,630	0.75%, 02/15/2045(10)	509,441
The accompanying notes are an integral part of these financial statements.

47

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 8.2% - (continued)
	U.S. Treasury Securities - 8.2% - (continued)
	U.S. Treasury Inflation-Indexed Bonds - 0.9% - (continued)
$ 689,475	1.00%, 02/15/2046(10)	$512,432
1,668,309	1.38%, 02/15/2044(10)(14)	1,384,548
		5,411,990
	U.S. Treasury Notes - 5.5%
5,325,000	1.88%, 02/28/2029	5,036,285
7,600,000	3.38%, 09/15/2028(14)(15)	7,509,750
130,000	3.75%, 04/15/2028	129,650
7,115,000	3.88%, 06/30/2030	7,084,428
7,400,000	4.00%, 01/31/2029(16)	7,416,476
650,000	4.13%, 11/15/2032	647,892
310,000	4.25%, 11/15/2034	308,450
3,155,000	4.25%, 05/15/2035	3,131,461
		31,264,392
	Total U.S. Government Securities (cost $48,256,091)	$47,078,338
COMMON STOCKS - 25.1%
	Automobiles & Components - 0.2%
42,471	Honda Motor Co. Ltd.	$344,628
1,525	Mercedes-Benz Group AG	88,892
40,484	Toyota Motor Corp.	777,107
		1,210,627
	Banks - 2.7%
605,657	Akbank TAS	980,892
46,713	ANZ Group Holdings Ltd.	1,240,768
38,314	Banco Bilbao Vizcaya Argentaria SA	846,065
5,395	Bank Polska Kasa Opieki SA	337,719
41,903	BPER Banca SpA	618,563
59,564	CaixaBank SA	758,151
3,055	Credicorp Ltd.	990,339
13,138	Huntington Bancshares, Inc.	220,193
21,717	Intesa Sanpaolo SpA	147,550
6,511	JP Morgan Chase & Co.	2,039,441
829,354	Lloyds Banking Group PLC	1,127,342
5,887	Mitsubishi UFJ Financial Group, Inc.	105,747
8,414	Mizuho Financial Group, Inc.	361,825
36,483	National Australia Bank Ltd.	1,055,370
7,512	OTP Bank Nyrt	1,007,576
61,908	Oversea-Chinese Banking Corp. Ltd.	1,068,074
32,885	Powszechna Kasa Oszczednosci Bank Polski SA	861,442
10,852	Standard Bank Group Ltd.	209,133
12,653	Sumitomo Mitsui Financial Group, Inc.	446,765
7,594	U.S. Bancorp	430,276
5,182	UniCredit SpA	400,477
1,333	Wells Fargo & Co.	109,613
		15,363,321
	Capital Goods - 2.2%
7,520	Atlas Copco AB Class B(7)	128,224
27,654	Bouygues SA(7)	1,635,451
563	Caterpillar, Inc.	501,132
1,410	Contemporary Amperex Technology Co. Ltd. Class H(7)	111,441
837	Eaton Corp. PLC	362,429
6,585	Eiffage SA	1,061,688
408	FTAI Aviation Ltd.	101,865
5,839	Fujikura Ltd.	225,286
833	Johnson Controls International PLC	121,643
9,173	Knorr-Bremse AG	1,069,874
2,153	Komatsu Ltd.	92,187
7,912	Kone OYJ Class B	503,297
537	Lockheed Martin Corp.	278,150
3,286	PACCAR, Inc.	390,377
26,550	Rexel SA	1,122,886
Shares or Principal Amount		Market Value†
COMMON STOCKS - 25.1% - (continued)
	Capital Goods - 2.2% - (continued)
2,557	RTX Corp.	$450,211
1,023	Schneider Electric SE	325,528
3,585	Siemens AG	1,065,322
3,961	SKF AB Class B(7)	99,733
2,877	Sumitomo Corp.	106,973
102,609	Swire Pacific Ltd. Class A	1,116,077
10,703	Vinci SA	1,618,532
7,564	Volvo AB Class B(7)	263,656
		12,751,962
	Commercial & Professional Services - 0.2%
10,198	Paychex, Inc.	944,641
	Consumer Discretionary Distribution & Retail - 0.2%
1,546	Best Buy Co., Inc.	93,518
3,554	Genuine Parts Co.	381,095
977	Home Depot, Inc.	321,238
2,048	Industria de Diseno Textil SA(7)	122,574
6,956	JD.com, Inc. Class A	105,384
3,713	Pop Mart International Group Ltd.(1)(7)	75,574
		1,099,383
	Consumer Durables & Apparel - 0.3%
778	Garmin Ltd.	195,387
19,709	Persimmon PLC	284,193
8,669	Sankyo Co. Ltd.	102,555
38,528	Sekisui House Ltd.	838,907
		1,421,042
	Consumer Services - 0.1%
16,011	Allwyn AG	228,654
419	McDonald's Corp.	123,014
1,060	Starbucks Corp.	111,650
		463,318
	Consumer Staples Distribution & Retail - 0.2%
991	Target Corp.	128,582
163,503	Tesco PLC	1,072,497
		1,201,079
	Energy - 1.3%
11,827	Baker Hughes Co.	823,987
8,476	Chevron Corp.	1,638,496
4,470	Eni SpA	126,396
13,667	Exxon Mobil Corp.	2,109,228
12,759	ONEOK, Inc.	1,179,697
1,823	Phillips 66	326,590
8,815	TotalEnergies SE	819,562
67,154	Var Energi ASA	341,239
3,665	Williams Cos., Inc.	279,676
		7,644,871
	Equity Real Estate Investment Trusts (REITs) - 0.6%
835	Digital Realty Trust, Inc. REIT	167,785
20,043	Gaming & Leisure Properties, Inc. REIT	971,284
21,893	Healthpeak Properties, Inc. REIT	354,010
2,136	Iron Mountain, Inc. REIT	269,115
12,318	Land Securities Group PLC REIT	99,114
3,807	Simon Property Group, Inc. REIT	775,524
113,658	Stockland REIT	333,324
5,920	WP Carey, Inc. REIT	431,745
		3,401,901
	Financial Services - 1.2%
43,824	Annaly Capital Management, Inc. REIT	1,003,570
4,424	Ares Management Corp. Class A	519,378
667	Blackrock, Inc.	710,755
1,367	Blackstone, Inc.	171,668
8,854	Carlyle Group, Inc.	443,320
1,369	CME Group, Inc.	394,026
94,797	FirstRand Ltd.	502,621
The accompanying notes are an integral part of these financial statements.

48

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 25.1% - (continued)
	Financial Services - 1.2% - (continued)
1,461	Interactive Brokers Group, Inc. Class A	$116,149
13,189	Julius Baer Group Ltd.	1,084,095
1,252	Korea Investment Holdings Co. Ltd.	205,733
496	Partners Group Holding AG(7)	539,252
14,138	Schroders PLC	111,322
922	State Street Corp.	140,918
9,300	T. Rowe Price Group, Inc.	956,784
		6,899,591
	Food, Beverage & Tobacco - 1.5%
18,407	Altria Group, Inc.	1,337,269
3,178	British American Tobacco PLC	187,168
10,634	Coca-Cola Co.	837,534
18,569	General Mills, Inc.	655,671
2,740	Japan Tobacco, Inc.	102,078
30,004	Kraft Heinz Co.	679,891
3,621	Luxco Co. Ltd.*	73,734
1,885	Nestle SA	190,837
84,440	Orkla ASA	1,041,484
4,327	PepsiCo, Inc.	685,786
9,150	Philip Morris International, Inc.	1,510,390
340,694	Wilmar International Ltd.	971,786
		8,273,628
	Health Care Equipment & Services - 0.3%
6,188	CVS Health Corp.	515,399
3,861	Medtronic PLC	312,625
6,508	Sonic Healthcare Ltd.	93,121
1,557	UnitedHealth Group, Inc.	576,837
		1,497,982
	Household & Personal Products - 0.6%
1,406	Clorox Co.	135,594
14,110	Henkel AG & Co. KGaA	972,403
2,997	Kimberly-Clark Corp.	294,995
7,485	Procter & Gamble Co.	1,100,969
14,877	Reckitt Benckiser Group PLC	946,602
		3,450,563
	Insurance - 1.6%
3,350	Allianz SE	1,530,053
20,520	Aviva PLC	174,035
22,980	AXA SA(7)	1,107,758
15,849	Gjensidige Forsikring ASA	445,215
3,973	Helvetia Baloise Holding AG*	1,089,333
85,226	Legal & General Group PLC	292,472
16,104	MS&AD Insurance Group Holdings, Inc.	414,099
868	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	519,213
18,901	New China Life Insurance Co. Ltd. Class H	124,128
7,214	Prudential Financial, Inc.	707,766
62,039	Sanlam Ltd.	319,526
44,885	Standard Life PLC	461,781
15,532	Suncorp Group Ltd.	193,286
1,298	Swiss Re AG	209,093
21,275	Tokio Marine Holdings, Inc.	974,326
875	Zurich Insurance Group AG	610,068
		9,172,152
	Materials - 1.8%
2,138	Anglogold Ashanti PLC	198,683
6,717	BASF SE	430,805
44,208	China Hongqiao Group Ltd.(7)	187,134
1,647,307	China National Building Material Co. Ltd. Class H	1,073,465
434,300	Citic Pacific Special Steel Group Co. Ltd. Class A	971,844
Shares or Principal Amount		Market Value†
COMMON STOCKS - 25.1% - (continued)
	Materials - 1.8% - (continued)
126,579	CMOC Group Ltd. Class H	$289,422
9,150	Dow, Inc.	370,484
5,827	Evonik Industries AG	120,521
384,841	Evraz PLC*(17)	—
5,935	Fresnillo PLC	262,070
5,025	Gold Fields Ltd.	212,870
35,601	Grupo Mexico SAB de CV	389,668
12,973	Impala Platinum Holdings Ltd.	181,843
4,727	International Paper Co.	143,795
18,723	Jiangxi Copper Co. Ltd. Class H	88,980
8,398	LyondellBasell Industries NV Class A	626,491
119,946	Norsk Hydro ASA	1,323,786
8,557	Northern Star Resources Ltd.	131,164
4,089	Rio Tinto Ltd.	500,860
9,373	Rio Tinto PLC	944,203
28,041	Sibanye Stillwater Ltd.	83,831
5,721	Smurfit WestRock PLC	219,629
11,013	UPM-Kymmene OYJ(7)	329,981
18,271	Yara International ASA	1,063,681
76,566	Zijin Mining Group Co. Ltd. Class H	355,572
		10,500,782
	Media & Entertainment - 0.1%
9,280	Omnicom Group, Inc.	711,962
	Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
4,930	AbbVie, Inc.	1,041,808
669	Amgen, Inc.	231,641
12,930	Bristol-Myers Squibb Co.	783,429
3,523	Gilead Sciences, Inc.	460,949
6,826	Johnson & Johnson	1,568,956
9,145	Merck & Co., Inc.	998,451
5,782	Novo Nordisk AS Class B	245,943
49,964	Pfizer, Inc.	1,334,039
1,759	Roche Holding AG	716,792
4,347	Sanofi SA	406,777
7,431	WuXi AppTec Co. Ltd. Class H(1)	130,547
		7,919,332
	Real Estate Management & Development - 0.5%
465,715	CapitaLand Investment Ltd.	1,021,369
1,303,167	China Jinmao Holdings Group Ltd.	278,054
25,613	China Resources Land Ltd.	107,614
181,559	CK Asset Holdings Ltd.	1,143,685
32,401	KE Holdings, Inc. Class A	179,911
36,407	Nomura Real Estate Holdings, Inc.	237,528
		2,968,161
	Semiconductors & Semiconductor Equipment - 1.1%
1,278	Analog Devices, Inc.	514,088
71	ASML Holding NV	102,634
905	Broadcom, Inc.	377,774
1,000	Intel Corp.*	94,480
1,107	Marvell Technology, Inc.	182,821
1,737	MediaTek, Inc.	145,008
2,239	Microchip Technology, Inc.	208,026
4,499	NVIDIA Corp.	897,865
7,996	QUALCOMM, Inc.	1,435,922
166	SK Hynix, Inc.	148,034
555	Teradyne, Inc.	190,626
5,081	Texas Instruments, Inc.	1,428,167
1,612	Tokyo Electron Ltd.	475,028
		6,200,473
	Software & Services - 0.7%
3,392	Accenture PLC Class A	606,184
785	Capgemini SE	95,469
13,864	Gen Digital, Inc.	267,437
8,839	Infosys Ltd.	111,275
4,964	International Business Machines Corp.	1,146,585
The accompanying notes are an integral part of these financial statements.

49

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 25.1% - (continued)
	Software & Services - 0.7% - (continued)
2,031	Microsoft Corp.	$828,201
607	Oracle Corp.	97,964
20,981	Otsuka Corp.	388,448
38,391	Sage Group PLC	457,875
952	SAP SE	159,834
14,085	TOTVS SA	90,623
		4,249,895
	Technology Hardware & Equipment - 2.3%
2,643	Accton Technology Corp.	193,564
2,990	Amphenol Corp. Class A	440,337
3,370	Apple, Inc.	914,450
4,284	Asia Vital Components Co. Ltd.	392,214
5,247	Brother Industries Ltd.	99,642
23,981	BYD Electronic International Co. Ltd.(7)	81,952
26,477	Canon Marketing Japan, Inc.	602,596
19,349	Canon, Inc.	497,783
21,196	Cisco Systems, Inc.	1,939,434
2,639	Corning, Inc.	433,429
11,456	Delta Electronics, Inc.	803,357
3,921	Elite Material Co. Ltd.	584,247
16,250	FUJIFILM Holdings Corp.	299,059
6,429	Gold Circuit Electronics Ltd.	291,015
23,896	Hewlett Packard Enterprise Co.	687,488
21,627	Hon Hai Precision Industry Co. Ltd.	152,795
36,755	HP, Inc.	766,709
1,723	King Slide Works Co. Ltd.	218,594
16,981	Macnica Holdings, Inc.	286,844
368	Motorola Solutions, Inc.	161,563
5,505	Murata Manufacturing Co. Ltd.	182,569
1,002	NetApp, Inc.	110,992
1,301	Seagate Technology Holdings PLC	876,406
14,910	Sunny Optical Technology Group Co. Ltd.	122,748
15,302	TDK Corp.	279,788
4,011	TE Connectivity PLC	848,968
12,313	Unimicron Technology Corp.	349,730
895	Wiwynn Corp.	134,376
5,979	Yokogawa Electric Corp.	208,175
		12,960,824
	Telecommunication Services - 0.8%
3,563	AT&T, Inc.	93,101
16,604	Comcast Corp. Class A	448,972
186,027	Koninklijke KPN NV	994,787
87,582	MTN Group Ltd.	1,098,883
11,862	Telenor ASA	195,252
29,366	Verizon Communications, Inc.	1,410,449
60,384	Vodacom Group Ltd.	512,254
		4,753,698
	Transportation - 0.4%
20,330	Deutsche Post AG	1,203,825
30,939	Transurban Group	313,559
4,728	United Parcel Service, Inc. Class B	514,406
		2,031,790
	Utilities - 2.8%
70,494	APA Group	526,605
2,503,575	CGN Power Co. Ltd. Class H(1)	1,115,491
130,026	CK Infrastructure Holdings Ltd.	1,094,635
2,523	Dominion Energy, Inc.	162,733
3,740	Duke Energy Corp.	484,517
45,984	E.ON SE	1,019,476
5,970	Edison International	414,855
206,963	EDP - Energias de Portugal SA	1,128,834
15,282	Enel SpA	178,428
6,799	Eversource Energy	480,689
10,238	Iberdrola SA	240,022
87,436	Italgas SpA	1,056,211
Shares or Principal Amount		Market Value†
COMMON STOCKS - 25.1% - (continued)
	Utilities - 2.8% - (continued)
62,406	National Grid PLC	$1,117,103
25,504	NextEra Energy, Inc.	2,496,332
134,889	Power Assets Holdings Ltd.	1,114,733
15,460	RWE AG	1,125,681
25,775	Severn Trent PLC	1,145,796
24,807	Snam SpA	195,614
22,247	Terna - Rete Elettrica Nazionale	267,593
14,615	Veolia Environnement SA	618,056
		15,983,404
	Total Common Stocks (cost $123,922,635)	$143,076,382
EQUITY LINKED SECURITIES - 10.5%
	Automobiles & Components - 0.4%
28,300	General Motors Co. (Bank of Montreal) 12.00%, 05/20/2026*	$2,197,959
	Banks - 0.4%
29,800	Wells Fargo & Co. (Bank of Montreal) 12.00%, 05/20/2026*	2,462,346
	Capital Goods - 1.1%
4,010	GE Vernova, Inc. (Mizuho Markets Cayman LP) 12.00%, 07/22/2026*	4,245,611
7,900	General Electric (Bank of Montreal) 12.00%, 06/24/2026*	2,304,652
		6,550,263
	Consumer Discretionary Distribution & Retail - 0.8%
11,750	Amazon.Com, Inc. (BNP Paribas Issuance BV) 12.00%, 05/20/2026*	2,789,418
13,000	TJX Cos., Inc. (Bank of Montreal) 12.00%, 06/24/2026*	2,038,741
		4,828,159
	Consumer Staples Distribution & Retail - 0.5%
40,700	The Kroger Co. (Nomura America Finance LLC) 12.00%, 06/24/2026*	2,807,551
	Energy - 0.3%
15,700	ConocoPhillips (Mizuho Markets Cayman LP) 12.00%, 07/22/2026*	1,910,994
	Financial Services - 0.8%
2,100	Blackrock, Inc. (Societe Generale) 12.00%, 06/24/2026*	2,175,072
4,230	MasterCard, Inc. (Nomura America Finance LLC) 12.00%, 07/22/2026*	2,150,798
		4,325,870
	Health Care Equipment & Services - 0.4%
25,100	CVS Health Corp. (Nomura America Finance LLC) 12.00%, 06/24/2026*	2,008,838
	Materials - 0.3%
15,900	Newmont Corp. (Societe Generale) 12.00%, 07/22/2026*	1,782,096
	Media & Entertainment - 1.2%
13,410	Alphabet, Inc. (Royal Bank of Canada) 12.00%, 07/22/2026*	4,872,576
3,000	Meta Platforms, Inc. (Royal Bank of Canada) 12.00%, 06/24/2026*	1,838,543
		6,711,119
The accompanying notes are an integral part of these financial statements.

50

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
EQUITY LINKED SECURITIES - 10.5% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
2,220	Eli Lilly & Co. (Nomura America Finance LLC) 12.00%, 07/22/2026*	$2,074,925
20,600	Merck & Co., Inc. (Bank of Montreal) 12.00%, 05/20/2026*	2,273,536
		4,348,461
	Semiconductors & Semiconductor Equipment - 1.7%
7,200	Broadcom Ltd. (Royal Bank of Canada) 12.00%, 06/24/2026*	2,714,926
3,960	Micron Technology, Inc. (Mizuho Markets Cayman LP) 12.00%, 07/22/2026*	2,006,959
24,200	Nvidia Corp. (Royal Bank of Canada) 12.00%, 07/22/2026*	4,813,729
		9,535,614
	Software & Services - 0.5%
7,550	Microsoft Corp. (BNP Paribas Issuance BV) 12.00%, 05/20/2026*	3,091,848
	Technology Hardware & Equipment - 1.3%
11,950	Amphenol Corp. (Bank of Montreal) 12.00%, 05/20/2026*	1,776,791
10,800	Apple, Inc. (Royal Bank of Canada) 12.00%, 05/20/2026*	2,915,216
17,700	Arista Networks, Inc. (Bank of Montreal) 12.00%, 06/24/2026*	2,815,770
		7,507,777
	Total Equity Linked Securities (cost $58,231,173)	$60,068,895
EXCHANGE-TRADED FUNDS - 1.8%
	Other Investment Pools & Funds - 1.8%
450,000	Invesco Senior Loan ETF	$9,261,000
6,934	Vanguard High Dividend Yield ETF (7)	1,089,955
	Total Exchange-Traded Funds (cost $10,240,091)	$10,350,955
PREFERRED STOCKS - 1.3%
	Automobiles & Components - 0.1%
1,923	Bayerische Motoren Werke AG (Preference Shares)(18)	$175,474
1,110	Hyundai Motor Co. (Preference Shares)(18)	187,127
536	Hyundai Motor Co. (Preference Shares)(18)	90,611
		453,212
	Banks - 0.1%
105	Bank of America Corp. Series L, 7.25%(19)	128,391
8,945	Citigroup, Inc. Series II, 6.25%*(19)	226,756
12,650	Citizens Financial Group, Inc. Series I, 6.50%(7)(19)	318,906
		674,053
	Capital Goods - 0.1%
7,620	Boeing Co. (Preference Shares), 6.00%	550,164
	Financial Services - 0.2%
941	Apollo Global Management, Inc. (Preference Shares), 6.75%	61,852
8,748	Ares Management Corp. Series B, 6.75%	343,271
2,775	Capital One Financial Corp. Series I, 5.00%(19)	52,697
5,077	Capital One Financial Corp. Series N, 4.25%(19)	82,095
Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 1.3% - (continued)
	Financial Services - 0.2% - (continued)
4,900	Corebridge Financial, Inc. (Preference Shares), 6.38%	$117,355
4,657	KKR & Co., Inc. Series D, 6.25%(7)	206,678
8,750	Morgan Stanley Series Q, 6.63%(7)(19)	223,650
11,950	Synchrony Financial Series B, 8.25%(19)	314,285
		1,401,883
	Insurance - 0.0%
4,799	Brighthouse Financial, Inc. Series C, 5.38%(19)	63,491
10,194	Enstar Group Ltd. Series D, 7.00%(19)	234,462
		297,953
	Software & Services - 0.1%
13,970	Oracle Corp. Series D, 6.50%	679,920
	Technology Hardware & Equipment - 0.4%
21,768	Samsung Electronics Co. Ltd. (Preference Shares)(18)	2,349,505
	Telecommunication Services - 0.1%
5,612	T-Mobile USA, Inc. (Preference Shares), 5.50%*	124,587
8,038	T-Mobile USA, Inc. (Preference Shares), 5.50%*	178,363
		302,950
	Utilities - 0.2%
4,055	DTE Energy Co. Series H, 6.25%	100,402
5,000	NextEra Energy, Inc. (Preference Shares), 7.38%*	262,600
6,423	PG&E Corp. Series A, 6.00%	270,151
1,200	PPL Corp. (Preference Shares), 7.00%*	60,528
1,669	Sempra (Preference Shares), 5.75%	36,000
10,106	Southern Co. (Preference Shares), 6.50%	257,703
		987,384
	Total Preferred Stocks (cost $5,987,109)	$7,697,024
	Total Long-Term Investments (cost $581,011,632)	$603,794,015
SHORT-TERM INVESTMENTS - 2.5%
	Repurchase Agreements - 0.4%
$ 2,340,744	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $2,340,981; collateralized by U.S. Treasury Note at 4.13%, maturing 04/30/2033, with a market value of $2,387,585	$2,340,744
The accompanying notes are an integral part of these financial statements.

51

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.5% - (continued)
	Securities Lending Collateral - 2.1%
11,857,789	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(20)		$11,857,789
	Total Short-Term Investments (cost $14,198,533)		$14,198,533
	Total Investments Excluding Purchased Options (cost $595,210,165)	108.2%	$617,992,548
	Total Purchased Options (cost $45,065)	0.0%	$40,258
	Total Investments (cost $595,255,230)	108.2%	$618,032,806
	Other Assets and Liabilities	(8.2)%	(46,853,315)
	Net Assets	100.0%	$571,179,491
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$143,198,064, representing 25.1% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Security is a zero-coupon bond.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $53,678,848, representing 9.4% of net assets.

(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2026.

(12)	Securities disclosed are interest-only strips.
(13)	Represents or includes a TBA transaction.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2026, the market value of securities pledged was $7,341,360.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2026, the market value of securities pledged was $2,322,094.
(16)	All, or a portion of the security, was pledged as collateral in connection with OTC derivatives. As of April 30, 2026, the market value of securities pledged was $33,073.
(17)	Investment valued using significant unobservable inputs.
(18)	Currently no rate available.
(19)	Perpetual security with no stated maturity date.
(20)	Current yield as of period end.
The accompanying notes are an integral part of these financial statements.

52

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2026
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call USD vs. Put PLN	MSC(1)	3.63	USD	10/23/2026	331,000	USD	331,000	$7,515	$7,935	$(420)
Call USD vs. Put ZAR	BOA	16.13	USD	08/24/2026	252,000	USD	252,000	12,560	8,567	3,993
Total Call								$20,075	$16,502	$3,573
Put
Call CNY vs. Put USD	JPM	6.67	USD	09/29/2026	468,000	USD	468,000	$1,620	$1,825	$(205)
Call CNY vs. Put USD	BOA	6.66	USD	09/30/2026	477,000	USD	477,000	1,492	1,704	(212)
Call PLN vs. Put USD	MSC(1)	3.63	USD	10/23/2026	331,000	USD	331,000	7,991	7,935	56
Call ZAR vs. Put USD	JPM	16.69	USD	07/07/2026	325,000	USD	325,000	6,513	9,380	(2,867)
Call ZAR vs. Put USD	BOA	16.13	USD	08/24/2026	252,000	USD	252,000	2,567	7,719	(5,152)
Total Put								$20,183	$28,563	$(8,380)
Total purchased OTC option contracts								$40,258	$45,065	$(4,807)
Written option contracts:
Call
Call USD vs. Put THB	BOA	30.70	USD	08/24/2026	(504,000)	USD	(504,000)	$(25,850)	$(11,587)	$(14,263)
Call USD vs. Put THB	BOA	32.18	USD	10/23/2026	(397,000)	USD	(397,000)	(9,241)	(10,544)	1,303
Total Call								$(35,091)	$(22,131)	$(12,960)
Puts
Call THB vs. Put USD	BOA	30.70	USD	08/24/2026	(504,000)	USD	(504,000)	$(2,414)	$(10,785)	$8,371
Call THB vs. Put USD	BOA	32.18	USD	10/23/2026	(397,000)	USD	(397,000)	(10,998)	(9,698)	(1,300)
Call ZAR vs. Put USD	JPM	15.93	USD	07/07/2026	(325,000)	USD	(325,000)	(1,220)	(3,253)	2,033
Total puts								$(14,632)	$(23,736)	$9,104
Total Written Option Contracts OTC option contracts								$(49,723)	$(45,867)	$(3,856)

(1)	As of April 30, 2026, the counterparty had deposited in a segregated account securities with a value of $80,850 in connection with OTC derivatives.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	92	06/15/2026	$7,091,363	$(44,826)
Canadian 10-Year Bond Future	97	06/19/2026	8,507,093	(88,991)
Euro BUXL 30-Year Bond Future	36	06/08/2026	4,604,556	(110,782)
Euro-BUND Future	57	06/08/2026	8,386,337	(20,128)
HKG Hang Seng Index Future	4	05/28/2026	654,299	1,468
Japanese 10-Year Bond Future	6	06/15/2026	4,953,914	(34,435)
Long Gilt Future	45	06/26/2026	5,302,229	(30,760)
MSCI Emerging Markets Index Future	100	06/19/2026	8,171,000	568,490
MSCI Singapore Index Future	4	05/28/2026	138,671	717
S&P 500 (E-Mini) Future	84	06/18/2026	30,423,750	1,646,470
S&P TSX 60 Future	2	06/18/2026	584,297	13,648
Stockholm OMXS30 Index Future	12	05/15/2026	397,422	(7,089)
TOPIX Future	6	06/11/2026	1,434,895	(12,795)
U.S. Treasury 5-Year Note Future	84	06/30/2026	9,058,219	10,057
U.S. Treasury 10-Year Note Future	479	06/18/2026	52,974,406	(577,114)
U.S. Treasury 10-Year Ultra Future	96	06/18/2026	10,834,500	(100,942)
U.S. Treasury Long Bond Future	222	06/18/2026	25,051,313	(1,052,948)
U.S. Treasury Ultra Bond Future	146	06/18/2026	16,794,563	(589,596)
Total				$(429,556)
Short position contracts:
CAC 40 Index Future	(1)	05/15/2026	$(94,543)	$1,336
DAX Index Future	(1)	06/19/2026	(715,545)	(12,092)
Euro STOXX 50 Future	(14)	06/19/2026	(959,576)	(736)
Euro-BOBL Future	(146)	06/08/2026	(19,782,687)	272,350
Euro-BTP Italian Bond Future	(70)	06/08/2026	(9,608,905)	18
The accompanying notes are an integral part of these financial statements.

53

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Futures Contracts Outstanding at April 30, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
Euro-OAT Future	(35)	06/08/2026	$(4,899,342)	$892
Euro-Schatz Future	(363)	06/08/2026	(45,053,184)	38,860
FTSE 100 Index Future	(52)	06/19/2026	(7,343,721)	28,205
FTSE MIB Index Future	(3)	06/19/2026	(839,271)	(58,297)
IBEX 35 Index Future	(1)	05/15/2026	(208,731)	3,520
SPI 200 Future	(4)	06/18/2026	(624,053)	(1,087)
U.S. Treasury 2-Year Note Future	(35)	06/30/2026	(7,249,375)	9,885
Total				$282,854
Total futures contracts				$(146,702)

TBA Sale Commitments Outstanding at April 30, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 4.00%	$1,990,000	05/20/2056	$(1,856,492)	$4,451
Government National Mortgage Association, 4.00%	775,000	06/20/2056	(722,612)	6,735
Government National Mortgage Association, 4.50%	2,540,000	05/20/2056	(2,449,116)	14,930
Government National Mortgage Association, 4.50%	825,000	06/23/2055	(794,772)	6,897
Government National Mortgage Association, 5.00%	2,415,000	05/20/2056	(2,393,847)	9,995
Uniform Mortgage-Backed Security, 2.00%	3,715,000	05/01/2056	(2,971,604)	11,839
Uniform Mortgage-Backed Security, 2.50%	3,435,000	05/01/2056	(2,875,792)	4,347
Uniform Mortgage-Backed Security, 2.50%	2,135,000	06/01/2056	(1,786,844)	10,010
Uniform Mortgage-Backed Security, 3.00%	4,230,000	05/01/2056	(3,702,487)	11,355
Uniform Mortgage-Backed Security, 3.50%	425,000	05/01/2056	(386,808)	1,436
Uniform Mortgage-Backed Security, 4.00%	645,000	05/01/2056	(604,814)	831
Uniform Mortgage-Backed Security, 5.00%	375,000	05/01/2041	(377,717)	535
Uniform Mortgage-Backed Security, 6.00%	1,050,000	05/01/2056	(1,071,874)	626
Uniform Mortgage-Backed Security, 6.50%	3,415,000	05/01/2056	(3,542,958)	(11,051)
Total TBA sale commitments (proceeds receivable $25,610,673)			$(25,537,737)	$72,936
At April 30, 2026, the aggregate market value of TBA Sale Commitments represents (4.5)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
BNP Paribas SA	GSC	EUR	525,000	(1.00%)	06/20/2031	Quarterly	$4,545	$—	$(2,587)	$(7,132)
Total OTC credit default swap contracts							$4,545	$—	$(2,587)	$(7,132)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swap Contracts Outstanding at April 30, 2026
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC(1)	USD	9,050,000	(3.62% )	09/20/2026	Quarterly	$—	$—	$79,742	$79,742
S&P 500 Consumer Discretionary Index	NOM	USD	169	(4.14% )	05/05/2026	At Maturity	—	—	49,016	49,016
S&P 500 Energy Sector Total Return Index	NOM	USD	478	(4.14% )	05/05/2026	At Maturity	—	—	(11,188)	(11,188)
S&P 500 Financials Index	NOM	USD	273	4.09%	05/05/2026	At Maturity	—	—	(18,530)	(18,530)
S&P 500 Healthcare Index	NOM	USD	149	(4.14% )	05/05/2026	At Maturity	—	—	(2,125)	(2,125)
The accompanying notes are an integral part of these financial statements.

54

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

OTC Total Return Swap Contracts Outstanding at April 30, 2026 – (continued)
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
S&P 500 Industrials Index	NOM	USD	273	(4.14% )	05/05/2026	At Maturity	$—	$—	$40,296	$40,296
S&P 500 Information Technology Index	NOM	USD	88	4.09%	05/05/2026	At Maturity	—	—	(87,891)	(87,891)
S&P 500 Telecommunication Services Index	NOM	USD	757	4.09%	05/05/2026	At Maturity	—	—	(138,072)	(138,072)
S&P 500 Utilities Sector Total Return Index	NOM	USD	443	4.09%	05/05/2026	At Maturity	—	—	(8,401)	(8,401)
Total OTC total return swap contracts							$—	$—	$(97,153)	$(97,153)

(1)	As of April 30, 2026, the counterparty had deposited in a segregated account securities with a value of $80,850 in connection with OTC derivatives.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S43.V1	USD	125,000	(1.00%)	06/20/2030	Quarterly	$2,096	$—	$484	$(1,612)
CDX.NA.HY.S46.V1	USD	16,844,603	(5.00%)	06/20/2031	Quarterly	—	(1,137,715)	(1,296,200)	(158,485)
ITRAXX-XOVER S44.V1	EUR	200,000	(5.00%)	12/20/2030	Quarterly	—	(23,423)	(24,355)	(932)
Total						$2,096	$(1,161,138)	$(1,320,071)	$(161,029)
Sell protection:
ITRAXX-EUR S45.V1	EUR	5,540,000	1.00%	06/20/2031	Quarterly	$106,060	$—	$133,430	$27,370
ITRAXX-XOVER S45.V1	EUR	3,675,000	5.00%	06/20/2031	Quarterly	327,314	—	410,468	83,154
Total						$433,374	$—	$543,898	$110,524
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	425,000	(1.00%)	06/20/2031	Quarterly	$2,450	$—	$2,372	$(78)
Total						$2,450	$—	$2,372	$(78)
Total centrally cleared credit default swap contracts						$437,920	$(1,161,138)	$(773,801)	$(50,583)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	7.09% Fixed	MXN	15,282,000	03/10/2028	Lunar	$107	$—	$(1,698)	$(1,805)
7.75% Fixed	1 Mo. MXN TIIE	MXN	7,501,000	04/23/2031	Lunar	—	—	1,934	1,934
7.85% Fixed	1 Mo. MXN TIIE	MXN	1,040,000	03/04/2033	Lunar	23	—	622	599
12 Mo. USD SOFR	3.44% Fixed	USD	363,000	03/17/2027	Annual	—	(65)	(692)	(627)
3.88% Fixed	12 Mo. USD SOFR	USD	950,000	05/31/2029	Annual	—	—	(4,151)	(4,151)
3.60% Fixed	12 Mo. USD SOFR	USD	1,325,000	11/15/2032	Annual	—	—	14,512	14,512
4.16% Fixed	12 Mo. USD SOFR	USD	6,520,000	03/19/2045	Annual	—	(11,992)	43,607	55,599
3.59% Fixed	12 Mo. USD SOFR	USD	3,875,000	09/20/2053	Annual	—	(12,786)	403,041	415,827
3 Mo. COP CPIBR	11.47% Fixed	COP	821,313,000	06/17/2036	Quarterly	—	—	286	286
3 Mo. THB THOR	1.87% Fixed	THB	8,996,000	06/17/2036	Quarterly	—	(83)	(6,415)	(6,332)
3 Mo. ZAR JIBAR	6.85% Fixed	ZAR	5,142,000	06/17/2033	Quarterly	11	—	(17,449)	(17,460)
3 Mo. ZAR JIBAR	8.19% Fixed	ZAR	2,479,000	06/17/2036	Quarterly	—	—	—	—
3 Mo. ZAR JIBAR	7.88% Fixed	ZAR	3,136,000	06/17/2036	Quarterly	—	—	(4,172)	(4,172)
3 Mo. ZAR JIBAR	7.18% Fixed	ZAR	8,326,000	06/17/2036	Quarterly	—	(52)	(35,248)	(35,196)
4.68% Fixed	6 Mo. CLP CLICP	CLP	1,049,177,000	03/17/2027	At Maturity	—	—	1,512	1,512
6 mo. CZK PRIBOR	3.59% Fixed	CZK	4,347,000	06/17/2031	Annual	—	(7)	(7,733)	(7,726)
6 Mo. HUF BIBOR	6.10% Fixed	HUF	38,018,000	06/17/2036	Annual	—	(14)	3,777	3,791
6.40% Fixed	6 mo. INR MIBOR	INR	16,944,000	06/17/2031	Semi-Annual	—	—	1,914	1,914
6 Mo. PLN WIBOR	3.95% Fixed	PLN	220,000	06/17/2033	Annual	—	—	(2,508)	(2,508)
4.59% Fixed	6 Mo. PLN WIBOR	PLN	331,000	06/17/2036	Annual	9	—	1,414	1,405
BZDIOVRA	13.47% Fixed	BRL	3,388,431	01/03/2028	At Maturity	49	—	(3,183)	(3,232)
BZDIOVRA	13.18% Fixed	BRL	2,125,665	01/02/2029	At Maturity	—	—	(7,156)	(7,156)
The accompanying notes are an integral part of these financial statements.

55

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2026 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BZDIOVRA	12.93% Fixed	BRL	174,704	01/02/2031	At Maturity	$—	$(11)	$(912)	$(901)
BZDIOVRA	12.87% Fixed	BRL	872,876	01/02/2031	At Maturity	—	—	(4,897)	(4,897)
Total centrally cleared interest rate swaps contracts						$199	$(25,010)	$376,405	$401,216

Foreign Currency Contracts Outstanding at April 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
186,247,000	ARS	113,368	USD	CBK	07/14/2026	$14,002
62,618,000	ARS	38,414	USD	BNP	07/14/2026	4,409
103,395,000	ARS	64,541	USD	CBK	09/14/2026	3,284
124,450,000	ARS	69,916	USD	CBK	10/16/2026	10,008
95,000	AUD	67,336	USD	UBS(1)	06/17/2026	997
40,000	AUD	28,445	USD	JPM	06/17/2026	327
2,828,000	BRL	539,664	USD	GSC	06/02/2026	26,620
1,749,000	BRL	330,494	USD	MSC(2)	06/02/2026	19,729
720,000	BRL	136,601	USD	DEUT	06/02/2026	7,573
495,000	BRL	92,154	USD	UBS(1)	06/02/2026	6,966
820,000	BRL	158,201	USD	BOA	06/02/2026	5,998
425,000	BRL	80,855	USD	CBK	06/02/2026	4,248
495,000	BRL	98,195	USD	BNP	06/02/2026	925
80,000	CAD	58,474	USD	JPM	06/17/2026	541
161,023,000	CLP	176,991	USD	UBS(1)	06/17/2026	1,970
132,700,000	CLP	147,406	USD	CBK	06/17/2026	76
9,200,000	CLP	10,352	USD	BOA	06/17/2026	(127)
3,794,000	CNH	554,862	USD	UBS(1)	06/17/2026	2,423
1,944,000	CNH	283,568	USD	SCB	06/17/2026	1,978
541,000	CNH	78,768	USD	JPM	06/17/2026	697
245,000	CNH	35,612	USD	CBK	06/17/2026	375
605,000	CNH	88,938	USD	BOA	06/17/2026	(72)
1,242,000	CNH	181,818	USD	JPM	07/13/2026	949
1,352,000	CNH	198,270	USD	BOA	07/15/2026	714
234,600,000	COP	62,377	USD	UBS(1)	06/17/2026	1,403
124,600,000	COP	33,116	USD	GSC	06/17/2026	758
363,700,000	COP	98,798	USD	BNP	06/17/2026	80
27,000,000	COP	7,266	USD	CBK	06/17/2026	75
100,700,000	COP	27,372	USD	BOA	06/17/2026	5
4,813,000	CZK	230,950	USD	DEUT	06/17/2026	843
3,527,000	CZK	169,101	USD	UBS(1)	06/17/2026	759
590,000	CZK	28,371	USD	BCLY	06/17/2026	43
2,390,000	CZK	115,887	USD	CBK	06/17/2026	(785)
8,110,000	CZK	391,481	USD	BNP	06/17/2026	(905)
4,120,000	CZK	200,058	USD	GSC	06/17/2026	(1,640)
2,750,000	DOP	42,259	USD	DEUT	07/13/2026	3,383
7,780,000	EGP	143,146	USD	JPM	06/17/2026	(1,023)
9,030,000	EGP	170,169	USD	BOA	10/05/2026	(12,391)
596,000	EUR	690,232	USD	JPM	06/17/2026	10,819
245,000	EUR	285,008	USD	DEUT	06/17/2026	3,176
52,000	EUR	60,238	USD	MSC(2)	06/17/2026	928
251,000	EUR	294,789	USD	CBK	06/17/2026	452
19,000	EUR	21,917	USD	SCB	06/17/2026	432
81,000	EUR	95,007	USD	SSG	06/17/2026	270
303,000	EUR	356,405	USD	UBS(1)	06/17/2026	3
114,000	EUR	134,109	USD	SGG	06/17/2026	(14)
132,000	EUR	155,496	USD	BOA	07/07/2026	(94)
4,200	GBP	5,663	USD	GSC	05/29/2026	52
72,000	GBP	96,358	USD	BCLY	06/17/2026	1,606
106,372,000	HUF	321,379	USD	DEUT	06/17/2026	20,453
52,781,000	HUF	165,859	USD	MSC(2)	06/17/2026	3,755
46,700,000	HUF	149,466	USD	GSC	06/17/2026	607
30,960,000	HUF	99,122	USD	SSG	06/17/2026	369
28,882,000	HUF	92,992	USD	JPM	06/17/2026	(178)
136,000,000	IDR	7,982	USD	SSG	06/17/2026	(143)
The accompanying notes are an integral part of these financial statements.

56

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,524,000,000	IDR	146,456	USD	GSC	06/17/2026	$(986)
2,329,000,000	IDR	137,445	USD	DEUT	06/17/2026	(3,214)
14,546,939,000	IDR	853,820	USD	BOA	06/17/2026	(15,417)
305,000	ILS	103,345	USD	CBK	06/17/2026	154
2,320,000	INR	24,290	USD	UBS(1)	06/17/2026	49
14,310,000	INR	151,898	USD	GSC	06/17/2026	(1,771)
80,299,000	INR	861,879	USD	BOA	06/17/2026	(19,450)
95,750,000	KRW	64,013	USD	JPM	06/17/2026	631
76,850,000	KRW	52,052	USD	BOA	06/17/2026	(168)
120,140,000	KRW	81,672	USD	MSC(2)	06/17/2026	(561)
335,140,000	KRW	227,829	USD	GSC	06/17/2026	(1,566)
39,200,000	KZT	71,403	USD	DEUT	05/26/2026	12,386
43,600,000	KZT	84,619	USD	BOA	05/26/2026	8,575
205,700,000	KZT	406,602	USD	BOA	06/17/2026	29,670
2,520,000	MXN	138,908	USD	GSC	06/17/2026	4,766
4,147,000	MXN	233,072	USD	BOA	06/17/2026	3,364
2,936,000	MXN	164,388	USD	UBS(1)	06/17/2026	3,004
340,000	MXN	18,677	USD	CBK	06/17/2026	708
1,796,000	MXN	102,052	USD	SCB	06/17/2026	344
1,490,000	MXN	86,068	USD	DEUT	06/17/2026	(1,117)
468,000	MXN	26,065	USD	MSC(2)	07/28/2026	525
160,000	MXN	8,885	USD	BOA	07/28/2026	206
590,000	MXN	32,633	USD	MSC(2)	09/08/2026	770
71,000	MXN	3,928	USD	JPM	09/08/2026	92
50,000	MYR	12,661	USD	BNP	06/18/2026	(55)
330,000	MYR	83,756	USD	DEUT	06/18/2026	(551)
595,000	MYR	151,214	USD	SCB	06/18/2026	(1,193)
114,945,000	NGN	73,825	USD	BOA	06/08/2026	8,314
17,587,000	NGN	12,451	USD	BOA	06/17/2026	67
40,765,000	NGN	28,547	USD	CBK	06/26/2026	353
115,000	NZD	67,379	USD	DEUT	06/17/2026	667
55,000	NZD	32,372	USD	UBS(1)	06/17/2026	172
50,000	NZD	29,558	USD	JPM	06/17/2026	27
580,000	PEN	164,166	USD	CBK	06/17/2026	670
205,000	PEN	58,222	USD	GSC	06/17/2026	39
1,770,000	PEN	512,182	USD	DEUT	06/17/2026	(9,147)
20,000	PHP	335	USD	BOA	06/17/2026	(10)
3,728,000	PLN	1,011,152	USD	GSC	06/17/2026	17,226
80,000	PLN	21,367	USD	BOA	06/17/2026	701
140,000	PLN	38,078	USD	DEUT	06/17/2026	541
300,000	PLN	82,818	USD	SGG	06/17/2026	(62)
995,000	RON	223,570	USD	SGG	06/17/2026	442
45,000	RON	10,385	USD	SCB	06/17/2026	(254)
902,000	RON	204,218	USD	GSC	06/17/2026	(1,144)
140,000	SGD	110,018	USD	BOA	06/17/2026	353
6,000	SGD	4,724	USD	CAG	06/17/2026	6
100,000	SGD	78,906	USD	DEUT	06/17/2026	(70)
690,000	THB	20,915	USD	JPM	06/17/2026	335
1,790,000	THB	54,874	USD	GSC	06/17/2026	253
1,710,000	THB	52,544	USD	MSC(2)	06/17/2026	120
320,000	THB	9,973	USD	CBK	06/17/2026	(118)
1,880,000	THB	58,732	USD	DEUT	06/17/2026	(832)
3,540,000	THB	110,694	USD	BNP	06/17/2026	(1,671)
18,650,000	THB	584,689	USD	BCLY	06/17/2026	(10,314)
91,000	THB	2,959	USD	BOA	08/26/2026	(141)
732,000	THB	22,698	USD	BOA	10/27/2026	103
8,730,000	TRY	190,903	USD	JPM	05/11/2026	389
13,428,000	TRY	278,047	USD	BCLY	06/17/2026	5,927
7,271,000	TRY	150,713	USD	CBK	06/17/2026	3,054
880,000	TRY	18,628	USD	MSC(2)	06/17/2026	(18)
14,695,000	TRY	311,500	USD	UBS(1)	06/17/2026	(731)
32,605,000	TRY	581,237	USD	BNP	12/16/2026	2,865
8,730,000	TRY	153,064	USD	BCLY	02/10/2027	(3,879)
32,605,000	TRY	541,602	USD	BCLY	03/17/2027	(839)
2,563,000	ZAR	149,833	USD	CBK	06/17/2026	3,469
The accompanying notes are an integral part of these financial statements.

57

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,893,000	ZAR	111,038	USD	MSC(2)	06/17/2026	$2,189
1,560,000	ZAR	92,461	USD	DEUT	06/17/2026	848
360,000	ZAR	21,619	USD	BCLY	06/17/2026	(86)
660,000	ZAR	39,613	USD	SCB	06/17/2026	(136)
1,980,000	ZAR	118,628	USD	BOA	06/17/2026	(197)
13,484,000	ZAR	809,305	USD	GSC	06/17/2026	(2,781)
38,547	USD	61,675,000	ARS	CBK	07/14/2026	(3,631)
38,547	USD	61,675,000	ARS	BOA	07/14/2026	(3,631)
81,936	USD	115,000	AUD	DEUT	06/17/2026	(783)
62,602	USD	90,000	AUD	JPM	06/17/2026	(2,135)
70,607	USD	354,000	BRL	GSC	06/02/2026	(279)
90,520	USD	455,000	BRL	BOA	06/02/2026	(590)
141,000	USD	743,000	BRL	SSG	06/02/2026	(7,780)
162,022	USD	855,000	BRL	CBK	06/02/2026	(9,185)
154,746	USD	820,000	BRL	DEUT	06/02/2026	(9,452)
62,744	USD	85,000	CAD	BNP	06/17/2026	41
47,272	USD	65,000	CAD	TDB	06/17/2026	(678)
117,496	USD	106,800,000	CLP	BOA	06/17/2026	(1,202)
63,226	USD	58,500,000	CLP	DEUT	06/17/2026	(1,791)
139,137	USD	947,000	CNH	BNP	06/17/2026	36
109,432	USD	749,000	CNH	JPM	06/17/2026	(586)
366,524	USD	2,511,000	CNH	CBK	06/17/2026	(2,306)
91,028	USD	629,000	CNH	JPM	07/13/2026	(1,533)
97,162	USD	671,000	CNH	BOA	07/15/2026	(1,594)
100,265	USD	681,000	CNH	JPM	10/08/2026	(553)
100,873	USD	684,000	CNH	BOA	10/09/2026	(397)
236,410	USD	854,800,000	COP	DEUT	06/17/2026	4,018
48,065	USD	176,600,000	COP	BNP	06/17/2026	53
21,844	USD	82,800,000	COP	UBS(1)	06/17/2026	(667)
93,109	USD	351,300,000	COP	BOA	06/17/2026	(2,398)
217,277	USD	823,500,000	COP	CBK	06/17/2026	(6,606)
7,054	USD	150,000	CZK	BOA	06/17/2026	(170)
289,933	USD	6,160,000	CZK	GSC	06/17/2026	(6,732)
602,476	USD	12,709,000	CZK	BNP	06/17/2026	(9,587)
45,208	USD	2,750,000	DOP	JPM	07/13/2026	(434)
364,340	USD	310,247	EUR	CBK	05/29/2026	(295)
7,649,172	USD	6,534,900	EUR	BNP	05/29/2026	(31,309)
12,640,600	USD	10,803,453	EUR	JPM	05/29/2026	(56,720)
320,837	USD	272,000	EUR	CBK	06/17/2026	892
69,269	USD	59,000	EUR	GSC	06/17/2026	(130)
212,127	USD	181,000	EUR	SCB	06/17/2026	(776)
190,664	USD	163,000	EUR	JPM	06/17/2026	(1,066)
307,967	USD	263,000	EUR	UBS(1)	06/17/2026	(1,389)
16,525,254	USD	14,224,000	EUR	DEUT	06/17/2026	(205,887)
243,096	USD	210,000	EUR	BOA	07/07/2026	(4,134)
1,370,488	USD	1,016,500	GBP	GSC	05/29/2026	(12,671)
55,948	USD	42,000	GBP	DEUT	06/17/2026	(1,198)
1,632,053	USD	1,219,000	GBP	WEST	06/17/2026	(26,539)
264,813	USD	2,072,000	HKD	DEUT	05/29/2026	(39)
173,963	USD	53,900,000	HUF	GSC	06/17/2026	752
86,324	USD	26,700,000	HUF	SCB	06/17/2026	522
82,372	USD	25,500,000	HUF	BOA	06/17/2026	426
33,678	USD	10,500,000	HUF	CBK	06/17/2026	(64)
31,658	USD	9,900,000	HUF	SGG	06/17/2026	(156)
100,566	USD	31,700,000	HUF	DEUT	06/17/2026	(1,304)
19,821	USD	6,700,000	HUF	BCLY	06/17/2026	(1,710)
128,289	USD	42,353,000	HUF	MSC(2)	06/17/2026	(7,814)
172,638	USD	2,952,000,000	IDR	DEUT	06/17/2026	2,501
76,266	USD	1,295,000,000	IDR	GSC	06/17/2026	1,630
59,709	USD	1,028,000,000	IDR	BOA	06/17/2026	460
101,041	USD	315,000	ILS	SCB	06/17/2026	(5,850)
88,883	USD	280,000	ILS	CBK	06/17/2026	(6,131)
162,269	USD	15,130,000	INR	MSC(2)	06/17/2026	3,538
245,682	USD	23,130,000	INR	BNP	06/17/2026	3,022
93,707	USD	8,770,000	INR	BOA	06/17/2026	1,699
The accompanying notes are an integral part of these financial statements.

58

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
83,084	USD	7,850,000	INR	GSC	06/17/2026	$728
83,927	USD	123,700,000	KRW	BNP	06/17/2026	413
80,217	USD	120,140,000	KRW	MSC(2)	06/17/2026	(894)
74,339	USD	34,400,000	KZT	DEUT	05/26/2026	811
88,822	USD	41,200,000	KZT	JPM	05/26/2026	758
390,731	USD	193,900,000	KZT	CBK	06/17/2026	(20,515)
278,396	USD	4,861,000	MXN	MSC(2)	06/17/2026	1,252
124,680	USD	2,180,000	MXN	BCLY	06/17/2026	390
80,162	USD	1,400,000	MXN	HSBC	06/17/2026	343
160,557	USD	2,816,000	MXN	SSG	06/17/2026	6
78,950	USD	1,410,000	MXN	BOA	06/17/2026	(1,440)
81,431	USD	1,460,000	MXN	SCB	06/17/2026	(1,809)
252,818	USD	4,504,000	MXN	TDB	06/17/2026	(3,971)
287,671	USD	5,130,000	MXN	CBK	06/17/2026	(4,809)
35,501	USD	628,000	MXN	MSC(2)	07/28/2026	(179)
36,675	USD	661,000	MXN	MSC(2)	09/08/2026	(747)
129,575	USD	520,000	MYR	DEUT	06/18/2026	(1,535)
180,363	USD	305,000	NZD	MSC(2)	06/17/2026	(107)
546,177	USD	1,905,000	PEN	CBK	06/17/2026	4,774
160,753	USD	555,000	PEN	BNP	06/17/2026	3,022
20,220	USD	70,000	PEN	BOA	06/17/2026	325
82,560	USD	4,980,000	PHP	BOA	06/17/2026	1,678
49,066	USD	3,020,000	PHP	GSC	06/17/2026	17
132,310	USD	476,000	PLN	SSG	06/17/2026	1,005
8,143	USD	30,000	PLN	BOA	06/17/2026	(133)
13,421	USD	50,000	PLN	DEUT	06/17/2026	(372)
682,246	USD	2,523,000	PLN	MSC(2)	06/17/2026	(13,728)
26,641	USD	97,000	PLN	MSC(2)	10/27/2026	(85)
133,373	USD	580,000	RON	BNP	06/17/2026	2,793
3,383	USD	15,000	RON	CBK	06/17/2026	6
25,742	USD	115,000	RON	SCB	06/17/2026	(149)
74,799	USD	95,000	SGD	DEUT	06/17/2026	(95)
62,840	USD	80,000	SGD	GSC	06/17/2026	(228)
196,844	USD	250,000	SGD	CAG	06/17/2026	(246)
82,482	USD	105,000	SGD	CBK	06/17/2026	(296)
377,949	USD	12,250,000	THB	GSC	06/17/2026	679
22,677	USD	720,000	THB	BCLY	06/17/2026	503
21,033	USD	680,000	THB	SCB	06/17/2026	91
133,073	USD	4,320,000	THB	CBK	06/17/2026	28
99,476	USD	3,230,000	THB	MSC(2)	06/17/2026	—
86,180	USD	2,800,000	THB	DEUT	06/17/2026	(53)
186,818	USD	8,730,000	TRY	BCLY	05/11/2026	(4,474)
137,396	USD	6,485,000	TRY	UBS(1)	06/17/2026	253
615	USD	29,000	TRY	SGG	06/17/2026	2
671,576	USD	32,605,000	TRY	BCLY	06/17/2026	(17,951)
586,358	USD	32,605,000	TRY	BCLY	12/16/2026	2,256
150,621	USD	8,730,000	TRY	JPM	02/10/2027	1,437
247,203	USD	14,695,000	TRY	UBS(1)	03/17/2027	3,483
55,222	USD	3,290,000	TRY	GSC	03/17/2027	656
123,241	USD	2,070,000	ZAR	MSC(2)	06/17/2026	(573)
387,559	USD	6,512,000	ZAR	SSG	06/17/2026	(1,946)
162,017	USD	2,770,000	ZAR	BCLY	06/17/2026	(3,666)
104,002	USD	1,736,000	ZAR	JPM	07/09/2026	345
29,720	USD	481,000	ZAR	BOA	08/26/2026	1,114
Total foreign currency contracts						$(287,522)

(1)	At April 30, 2026, the counterparty had deposited in a segregated account securities with a value of $10,992 in connection with forward contracts.
(2)	As of April 30, 2026, the counterparty had deposited in a segregated account securities with a value of $80,850 in connection with OTC derivatives.

The accompanying notes are an integral part of these financial statements.

59

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Cross Currency Contracts Outstanding at April 30, 2026
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	13,871	CBK	05/29/2026	GBP	13,879	$(8)
EUR	1,006,456	BNP	05/29/2026	GBP	1,011,686	(5,230)
Total foreign cross currency contracts						$(5,238)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$70,673,945	$—	$70,673,945	$—
Convertible Bonds	26,382,921	—	26,382,921	—
Corporate Bonds	120,231,111	—	120,231,111	—
Foreign Government Obligations	23,942,218	—	23,942,218	—
Municipal Bonds	138,092	—	138,092	—
Senior Floating Rate Interests	33,163,021	—	33,163,021	—
U.S. Government Agencies	60,991,113	—	60,991,113	—
U.S. Government Securities	47,078,338	—	47,078,338	—
Common Stocks	143,076,382	68,477,013	74,599,369	—
Equity Linked Securities	60,068,895	—	60,068,895	—
Exchange-Traded Funds	10,350,955	10,350,955	—	—
Preferred Stocks	7,697,024	4,894,307	2,802,717	—
Short-Term Investments	14,198,533	11,857,789	2,340,744	—
Purchased Options	40,258	—	40,258	—
Foreign Currency Contracts(2)	328,212	—	328,212	—
Futures Contracts(2)	2,595,916	2,595,916	—	—
Swaps - Credit Default(2)	110,524	—	110,524	—
Swaps - Interest Rate(2)	497,379	—	497,379	—
Swaps- Total Return(2)	169,054	—	169,054	—
Total	$621,733,891	$98,175,980	$523,557,911	$—
Liabilities
Foreign Currency Contracts(2)	$(620,972)	$—	$(620,972)	$—
Futures Contracts(2)	(2,742,618)	(2,742,618)	—	—
Swaps - Credit Default(2)	(168,239)	—	(168,239)	—
Swaps - Interest Rate(2)	(96,163)	—	(96,163)	—
Swaps - Total Return(2)	(266,207)	—	(266,207)	—
TBA Sale Commitments	(25,537,737)	—	(25,537,737)	—
Written Options	(49,723)	—	(49,723)	—
Total	$(29,481,659)	$(2,742,618)	$(26,739,041)	$—

(1)
For the six-month period ended April 30, 2026, investments valued at $1,078,852 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

60

Hartford Real Asset Fund (Consolidated)
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
	Brazil - 1.0%
	Brazil Notas do Tesouro Nacional
BRL 3,380,853	6.00%, 05/15/2035(1)	$621,894
708,057	6.00%, 05/15/2045(1)	127,162
		749,056
	Mexico - 0.8%
MXN 9,605,738	Mexico Udibonos 4.50%, 11/22/2035(1)	546,777
	South Africa - 0.8%
	Republic of South Africa Government CPI-Linked Bond
ZAR 8,322,570	2.50%, 03/31/2046(1)	386,882
2,954,940	3.45%, 12/07/2033(1)	166,223
		553,105
	Total Foreign Government Obligations (cost $1,714,340)	$1,848,938
U.S. GOVERNMENT SECURITIES - 36.7%
	U.S. Treasury Securities - 36.7%
	U.S. Treasury Inflation-Indexed Bonds - 2.3%
$ 335,318	1.75%, 01/15/2028(1)	$340,690
304,364	2.50%, 01/15/2029(1)	316,724
138,056	3.38%, 04/15/2032(1)	153,136
343,420	3.63%, 04/15/2028(1)	361,464
407,440	3.88%, 04/15/2029(1)	440,621
		1,612,635
	U.S. Treasury Inflation-Indexed Notes - 34.4%
819,111	0.13%, 01/15/2030(1)	788,872
892,052	0.13%, 07/15/2030(1)	855,295
916,252	0.13%, 01/15/2031(1)	868,209
932,581	0.13%, 07/15/2031(1)	878,299
1,025,451	0.13%, 01/15/2032(1)	952,501
728,078	0.25%, 07/15/2029(1)	712,155
1,696,325	0.38%, 07/15/2027(1)	1,698,458
814,629	0.50%, 01/15/2028(1)	810,520
1,051,444	0.63%, 07/15/2032(1)	1,000,657
715,902	0.75%, 07/15/2028(1)	716,213
608,170	0.88%, 01/15/2029(1)	606,533
1,025,251	1.13%, 10/15/2030(1)	1,022,922
1,036,551	1.13%, 01/15/2033(1)	1,006,774
871,439	1.25%, 04/15/2028(1)	876,962
1,016,649	1.38%, 07/15/2033(1)	1,001,909
887,898	1.63%, 10/15/2027(1)	902,672
965,702	1.63%, 10/15/2029(1)	985,884
995,607	1.63%, 04/15/2030(1)	1,011,158
1,078,873	1.75%, 01/15/2034(1)	1,082,642
1,108,952	1.88%, 07/15/2034(1)	1,122,374
1,221,059	1.88%, 07/15/2035(1)	1,225,235
819,515	1.88%, 01/15/2036(1)	816,444
924,297	2.13%, 04/15/2029(1)	952,597
1,175,087	2.13%, 01/15/2035(1)	1,203,805
885,385	2.38%, 10/15/2028(1)	918,759
		24,017,849
	Total U.S. Government Securities (cost $25,148,304)	$25,630,484
COMMON STOCKS - 49.9%
	Capital Goods - 0.2%
3,135	Trex Co., Inc.*	$122,892
	Consumer Staples Distribution & Retail - 0.4%
3,348	Andersons, Inc.	262,952
Shares or Principal Amount		Market Value†
COMMON STOCKS - 49.9% - (continued)
	Energy - 15.8%
8,796	APA Corp.	$358,261
21,480	BP PLC	170,032
1,371	Cameco Corp.	168,535
13,488	Canadian Natural Resources Ltd.	643,841
1,251	Chevron Corp.	241,831
2,271	Chord Energy Corp.	330,658
7,456	ConocoPhillips	937,816
9,611	Devon Energy Corp.	493,717
4,392	EOG Resources, Inc.	617,383
26,363	Equinor ASA	1,072,901
8,436	Exxon Mobil Corp.	1,301,928
154,778	Gazprom PJSC*(2)	—
6,907	Halliburton Co.	292,166
2,432	HF Sinclair Corp.	163,455
2,717	LUKOIL PJSC ADR*(2)	—
200	Novatek PJSC GDR*(2)	—
15,737	Permian Resources Corp. Class A	340,234
997	Phillips 66	178,612
19,235	Shell PLC ADR	1,744,037
4,627	SM Energy Co.	143,576
16,900	Surgutneftegas PJSC ADR*(2)	—
384	Targa Resources Corp.	99,871
16,778	Thungela Resources Ltd.	145,867
16,164	TotalEnergies SE	1,502,824
13,461	Yancoal Australia Ltd.	74,041
		11,021,586
	Equity Real Estate Investment Trusts (REITs) - 12.8%
1,136	American Tower Corp. REIT	207,559
52,221	British Land Co. PLC REIT	276,326
9,113	Brixmor Property Group, Inc. REIT	274,210
4,896	CareTrust, Inc. REIT	193,147
7,633	Charter Hall Group REIT(3)	112,404
7,038	COPT Defense Properties REIT	219,937
1,904	Covivio SA REIT	125,927
6,111	Crombie Real Estate Investment Trust REIT	76,255
3,445	Crown Castle, Inc. REIT	305,847
9,422	Derwent London PLC REIT	220,444
6,885	EPR Properties REIT	384,252
181	Equinix, Inc. REIT	195,992
368	Essex Property Trust, Inc. REIT	96,861
46,993	Fibra Uno Administracion SA de CV REIT*	80,678
6,504	Gaming & Leisure Properties, Inc. REIT	315,184
7,034	Getty Realty Corp. REIT	232,966
31,934	Hammerson PLC REIT	143,051
10,544	Highwoods Properties, Inc. REIT	256,325
4,787	Host Hotels & Resorts, Inc. REIT	101,149
3,100	Janus Living, Inc. Class A-1, REIT*	81,344
9,609	Kilroy Realty Corp. REIT	319,595
6,446	Klepierre SA REIT	261,167
11,665	Land Securities Group PLC REIT	93,860
4,955	Mercialys SA REIT	72,572
4,416	Millrose Properties, Inc. REIT	135,439
260	Nippon Building Fund, Inc. REIT	217,725
6,370	Omega Healthcare Investors, Inc. REIT	299,199
284	Orix J, Inc. REIT	179,955
848	Phillips Edison & Co., Inc. REIT	34,060
18,669	Piedmont Realty Trust, Inc. REIT*	156,073
5,272	Primaris Real Estate Investment Trust REIT	73,238
50	Public Storage REIT	15,122
4,700	Rexford Industrial Realty, Inc. REIT	168,683
17,981	Sabra Health Care, Inc. REIT	371,487
249	Sekisui House, Inc. REIT	135,192
3,101	Simon Property Group, Inc. REIT	631,705
1,670	SL Green Realty Corp. REIT(3)	70,825
The accompanying notes are an integral part of these financial statements.

61

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 49.9% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 12.8% - (continued)
54,270	Stockland REIT	$159,157
11,669	Tanger, Inc. REIT	432,687
6,346	UDR, Inc. REIT	230,614
1,445	Unibail-Rodamco-Westfield REIT*	175,434
5,327	UNITE Group PLC REIT	33,570
3,726	Vornado Realty Trust REIT	111,370
810	Welltower, Inc. REIT	176,045
7,920	Wereldhave NV REIT	204,812
2,757	Weyerhaeuser Co. REIT	67,602
48,257	Workspace Group PLC REIT	221,556
		8,948,602
	Food, Beverage & Tobacco - 2.5%
9,422	Archer-Daniels-Midland Co.	702,316
1,280	Darling Ingredients, Inc.*	82,214
4,299	Fresh Del Monte Produce, Inc.	180,085
2,339	General Mills, Inc.	82,590
3,870	Ingredion, Inc.	432,434
1,776	J.M. Smucker Co.	174,101
3,157	Pilgrim's Pride Corp.	104,497
		1,758,237
	Materials - 9.9%
3,078	Alcoa Corp.	196,346
63,533	Alrosa PJSC*(2)	—
6,882	Anglo American PLC	340,555
2,029	ArcelorMittal SA	117,794
1,132	Arkema SA	82,618
574	CF Industries Holdings, Inc.	71,291
3	Corteva, Inc.	243
9,693	DPM Metals, Inc.	325,467
5,790	Endeavour Mining PLC	333,415
15,000	Fireweed Metals Corp.*	47,263
2,639	First Quantum Minerals Ltd.*	64,617
756	Franco-Nevada Corp.	174,414
52,387	Genesis Minerals Ltd.*	225,730
40,718	Glencore PLC*	316,453
11,303	Harmony Gold Mining Co. Ltd.(3)	178,182
8,223	Huntsman Corp.	118,164
14,288	Impala Platinum Holdings Ltd.	200,275
3,414	Kinross Gold Corp.	103,424
5,189	Lundin Mining Corp.	133,168
1,301	MMC Norilsk Nickel PJSC ADR*(2)	—
4,770	Mosaic Co.	110,998
31,805	Nan Ya Plastics Corp.	91,293
4,064	Newmont Corp.	451,470
98,314	Nickel Industries Ltd.*	74,565
1,860	Nucor Corp.	419,039
6,473	Nutrien Ltd.	492,021
5,764	OceanaGold Corp.	178,477
57,209	Perseus Mining Ltd.	229,276
20,230	Regis Resources Ltd.	103,730
5,773	SABIC Agri-Nutrients Co.	224,483
18,719	Sibanye Stillwater Ltd.	55,962
11,805	Stora Enso OYJ Class R(3)	131,444
15,309	Suzano SA ADR(3)	135,791
4,064	voestalpine AG	210,121
25,150	Wesdome Gold Mines Ltd.*	446,955
1,292	Westlake Corp.	148,942
6,851	Yara International ASA	398,844
		6,932,830
	Real Estate Management & Development - 2.4%
114,625	Aldar Properties PJSC	241,068
1,870	Altus Group Ltd.(3)	62,170
292,445	Ayala Land, Inc.	71,833
Shares or Principal Amount		Market Value†
COMMON STOCKS - 49.9% - (continued)
	Real Estate Management & Development - 2.4% - (continued)
22,196	CK Asset Holdings Ltd.	$139,818
1,751	Colliers International Group, Inc.	183,120
3,638	CTP NV(3)(4)	68,657
1,912	Daiwa House Industry Co. Ltd.	58,337
429	Jones Lang LaSalle, Inc.*	136,478
35,637	Mitsui Fudosan Co. Ltd.	390,297
24,200	Savills PLC	272,332
7,005	Tokyu Fudosan Holdings Corp.	59,642
		1,683,752
	Telecommunication Services - 3.5%
117,399	BT Group PLC	345,134
11,288	Deutsche Telekom AG	364,609
6,561	Hellenic Telecommunications Organization SA	139,915
40,079	Koninklijke KPN NV	214,324
14,833	KT Corp. ADR	317,871
11,656	LG Uplus Corp.	124,984
13,373	MTN Group Ltd.	167,790
142,391	Telecom Italia SpA*	112,372
46,430	TIM SA	241,442
156,641	True Corp. PCL	65,833
221,511	Vodafone Group PLC	352,456
		2,446,730
	Utilities - 2.4%
658	American Water Works Co., Inc.	84,500
22,161	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	148,360
2,008	Consolidated Edison, Inc.	223,872
1,238	Duke Energy Corp.	160,383
3,431	Edison International	238,420
21,286	ENN Energy Holdings Ltd.	166,868
4,583	Exelon Corp.	210,772
8,082	Kyushu Electric Power Co., Inc.	87,382
3,570	ONE Gas, Inc.	318,515
		1,639,072
	Total Common Stocks (cost $28,712,341)	$34,816,653
CLOSED END FUNDS - 0.9%
	Investment Company Securities - 0.9%
29,000	Sprott Physical Uranium Trust	$607,605
	Total Closed End Funds (cost $533,441)	$607,605
	Total Long-Term Investments (cost $56,108,426)	$62,903,680
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.1%
$ 104,375	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2026 at 3.64%, due on 05/01/2026 with a maturity value of $104,386; collateralized by U.S. Treasury Note at 3.88%, maturing 06/15/2028, with a market value of $106,518	$104,375
The accompanying notes are an integral part of these financial statements.

62

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4% - (continued)
	Securities Lending Collateral - 0.3%
177,873	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(5)		$177,873
	Total Short-Term Investments (cost $282,248)		$282,248
	Total Investments (cost $56,390,674)	90.5%	$63,185,928
	Other Assets and Liabilities	9.5%	6,635,350
	Net Assets	100.0%	$69,821,278
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Cayman Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2026, the Fund invested 21.0% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of this security was $68,657, representing 0.1% of net assets.

(5)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	7	05/29/2026	$772,800	$205,206
Brent Crude Oil Future	4	07/31/2026	391,720	72,572
Brent Crude Oil Future	4	10/30/2026	351,400	24,842
California Carbon Allowance Vintage Future	13	12/24/2026	378,560	(27,095)
California Low Carbon Fuel Future	52	12/31/2026	360,828	59,842
Corn Future	6	07/14/2026	142,425	4,560
Cotton No. 2 Future	5	12/08/2026	207,175	32,591
Gas Oil Future	1	09/10/2026	102,525	18,873
Gasoline RBOB Future	2	08/31/2026	260,610	45,959
LME Copper Future	3	05/18/2026	970,330	158,870
LME Copper Future	3	07/13/2026	973,528	(18,206)
LME Copper Future	2	09/14/2026	649,943	(2,697)
LME Copper Future	2	12/14/2026	650,580	157,415
LME Lead Future	2	09/14/2026	98,525	(499)
LME Nickel Future	4	05/18/2026	463,657	102,840
LME Nickel Future	3	07/13/2026	350,159	34,527
LME Nickel Future	4	09/14/2026	469,944	47,025
LME Primary Aluminum Future	3	06/15/2026	263,094	6,320
LME Primary Aluminum Future	2	09/14/2026	172,273	13,411
Micro Gold Future	19	12/29/2026	899,042	(33,674)
Natural Gas Future	3	08/27/2026	93,090	(1,008)
SGX Iron ORE Future	10	05/29/2026	107,750	1,367
Soybean Future	6	11/13/2026	351,900	3,653
Soybean Meal Future	4	12/14/2026	124,600	(1,475)
Soybean Oil Future	3	12/14/2026	124,992	9,854
Wheat Future	12	09/10/2026	150,345	6,954
The accompanying notes are an integral part of these financial statements.

63

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Futures Contracts Outstanding at April 30, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
White Sugar Future	2	09/15/2026	$43,850	$1,376
Total				$923,403
Short position contracts:
LME Copper Future	(3)	05/18/2026	$(970,331)	$(14,591)
LME Copper Future	(3)	07/13/2026	(973,528)	(2,223)
LME Copper Future	(2)	12/14/2026	(650,580)	(185,687)
LME Nickel Future	(4)	05/18/2026	(463,657)	(38,092)
LME Nickel Future	(3)	07/13/2026	(350,159)	(31,201)
LME Nickel Future	(3)	09/14/2026	(352,458)	(38,676)
LME Primary Aluminum Future	(1)	06/15/2026	(87,698)	(7,227)
Total				$(317,697)
Total futures contracts				$605,706

Foreign Currency Contracts Outstanding at April 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
694,161	USD	3,655,000	BRL	MSC	05/05/2026	$(42,960)
726,322	USD	3,655,000	BRL	GSC	06/02/2026	(5,561)
120,864	USD	2,017,000	ZAR	MSC	05/29/2026	49
Total foreign currency contracts						$(48,472)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$1,848,938	$—	$1,848,938	$—
U.S. Government Securities	25,630,484	—	25,630,484	—
Common Stocks	34,816,653	24,550,740	10,265,913	—
Closed End Funds	607,605	607,605	—	—
Short-Term Investments	282,248	177,873	104,375	—
Foreign Currency Contracts(2)	49	—	49	—
Futures Contracts(2)	1,008,057	1,008,057	—	—
Total	$64,194,034	$26,344,275	$37,849,759	$—
Liabilities
Foreign Currency Contracts(2)	$(48,521)	$—	$(48,521)	$—
Futures Contracts(2)	(402,351)	(402,351)	—	—
Total	$(450,872)	$(402,351)	$(48,521)	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

64

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.6%
	Brazil - 1.9%
BRL 17,675,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2033	$3,010,306
	Mexico - 1.7%
MXN 53,976,000	Mexico Bonos 8.00%, 02/21/2036	2,843,114
	Total Foreign Government Obligations (cost $5,727,271)	$5,853,420
U.S. GOVERNMENT AGENCIES - 9.3%
	United States - 9.3%
	Federal Home Loan Mortgage Corp. - 3.8%
$ 34,537	4.50%, 09/01/2052	$33,365
1,420,899	4.50%, 01/01/2056	1,369,541
636,670	4.50%, 02/01/2056	612,775
44,425	5.00%, 09/01/2052	43,996
71,273	5.00%, 11/01/2052	70,743
215,976	5.00%, 06/01/2055	212,960
593,432	5.00%, 11/01/2055	584,964
482,162	5.00%, 01/01/2056	476,993
649,209	5.00%, 02/01/2056	639,945
189,712	5.50%, 06/01/2053	193,375
63,976	5.50%, 01/01/2054	64,439
38,613	5.50%, 06/01/2054	38,825
548,613	5.50%, 08/01/2055	555,146
373,819	5.50%, 10/01/2055	379,130
261,620	6.00%, 03/01/2055	269,591
570,381	6.00%, 04/01/2055	586,301
94,355	6.00%, 12/01/2055	97,294
		6,229,383
	Federal National Mortgage Association - 4.3%
15,603	4.50%, 06/01/2052	15,077
308,707	4.50%, 02/01/2055	298,425
774,062	4.50%, 10/01/2055	745,011
462,201	4.50%, 12/01/2055	447,034
155,974	4.50%, 01/01/2056	150,120
138,560	4.50%, 03/01/2056	134,292
30,878	5.00%, 10/01/2052	30,589
264,240	5.00%, 03/01/2053	261,365
84,133	5.00%, 04/01/2053	83,300
102,417	5.00%, 12/01/2053	101,208
365,289	5.00%, 09/01/2054	360,086
567,474	5.00%, 10/01/2054	559,624
185,478	5.00%, 06/01/2055	182,865
188,718	5.00%, 07/01/2055	186,026
527,029	5.00%, 12/01/2055	521,961
610,941	5.00%, 02/01/2056	602,223
177,570	5.50%, 12/01/2053	178,937
363,672	5.50%, 09/01/2054	365,665
329,450	5.50%, 10/01/2054	331,224
246,021	5.50%, 05/01/2055	247,860
560,726	5.50%, 06/01/2055	564,887
365,025	5.50%, 10/01/2055	370,396
304,719	6.00%, 08/01/2055	312,209
		7,050,384
	Government National Mortgage Association - 1.2%
348,789	5.00%, 09/20/2053	347,160
439,139	5.00%, 10/20/2054	435,935
80,893	5.00%, 02/20/2055	80,301
125,142	5.00%, 05/20/2055	124,225
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 9.3% - (continued)
	United States - 9.3% - (continued)
	Government National Mortgage Association - 1.2% - (continued)
$ 403,103	5.50%, 10/20/2054	$406,612
389,302	5.50%, 01/20/2055	392,681
89,587	5.50%, 02/20/2055	90,364
		1,877,278
	Total U.S. Government Agencies (cost $15,206,051)	$15,157,045
U.S. GOVERNMENT SECURITIES - 0.7%
	United States - 0.7%
	U.S. Treasury Inflation-Indexed Bonds - 0.7%
1,299,619	2.38%, 02/15/2056(1)	$1,206,444
	Total U.S. Government Securities (cost $1,210,225)	$1,206,444
COMMON STOCKS - 53.5%
	Australia - 0.9%
304	Anglogold Ashanti PLC	$28,250
2,641	ANZ Group Holdings Ltd.	70,149
3,513	BHP Group Ltd.	139,042
776	CAR Group Ltd.	14,315
160	Cochlear Ltd.	10,887
1,226	Coles Group Ltd.	19,540
1,344	Commonwealth Bank of Australia	169,286
397	CSL Ltd.	35,833
7,185	Glencore PLC*	55,841
1,659	Goodman Group REIT	35,943
421	IREN Ltd.*(2)	19,160
1,265	Lynas Rare Earths Ltd.*	17,946
408	Macquarie Group Ltd.	70,091
5,654	Medibank Pvt Ltd.	19,225
2,449	National Australia Bank Ltd.	70,844
198	Rio Tinto Ltd.	24,253
2,042	Rio Tinto PLC	205,704
2,802	Santos Ltd.	16,143
9,246	South32 Ltd.	27,401
4,927	Stockland REIT	14,449
8,181	Telstra Group Ltd.	31,419
3,360	Transurban Group	34,053
1,199	Wesfarmers Ltd.	63,694
4,675	Westpac Banking Corp.	130,791
1,189	Woodside Energy Group Ltd.	28,426
1,789	Woolworths Group Ltd.	44,422
		1,397,107
	Austria - 0.1%
806	Erste Group Bank AG	89,060
	Belgium - 0.1%
241	Ageas SA	18,886
920	Anheuser-Busch InBev SA	69,516
164	Groupe Bruxelles Lambert NV	15,320
121	KBC Group NV	16,105
92	UCB SA*	25,051
		144,878
	Brazil - 0.4%
2,182	Banco BTG Pactual SA	26,148
829	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	27,890
336	Embraer SA ADR	21,067
The accompanying notes are an integral part of these financial statements.

65

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	Brazil - 0.4% - (continued)
5,710	Itau Unibanco Holding SA ADR	$49,677
88	MercadoLibre, Inc.*	157,751
5,574	NU Holdings Ltd. Class A*	80,712
3,643	Petroleo Brasileiro SA - Petrobras ADR	75,769
4,347	Vale SA ADR	71,117
599	Wheaton Precious Metals Corp.	75,663
1,102	XP, Inc. Class A	21,114
340	Yara International ASA	19,794
		626,702
	Canada - 1.4%
596	Agnico Eagle Mines Ltd.	112,074
836	Alimentation Couche-Tard, Inc.	49,458
614	AltaGas Ltd.	23,012
715	Bank of Montreal(2)	108,875
1,090	Bank of Nova Scotia	84,802
957	Barrick Mining Corp.	37,601
1,313	Brookfield Corp.	59,302
834	CAE, Inc.*	21,796
226	Cameco Corp.	27,782
769	Canadian Imperial Bank of Commerce	85,808
464	Canadian National Railway Co.	52,117
1,789	Canadian Natural Resources Ltd.	85,397
2,076	Canadian Pacific Kansas City Ltd.	180,556
103	Canadian Tire Corp. Ltd. Class A(2)	14,325
87	Celestica, Inc.*	35,718
1,285	Cenovus Energy, Inc.	37,594
41	Constellation Software, Inc.	74,671
235	Descartes Systems Group, Inc.*	16,956
145	Dollarama, Inc.	18,531
1,565	Enbridge, Inc.(2)	86,802
10	Fairfax Financial Holdings Ltd.	17,305
1,003	Fortis, Inc.	57,359
67	Franco-Nevada Corp.	15,457
388	Gildan Activewear, Inc.	24,080
191	iA Financial Corp., Inc.	24,582
627	Keyera Corp.	24,224
1,287	Kinross Gold Corp.	38,989
429	Loblaw Cos. Ltd.	19,777
1,837	Manulife Financial Corp.	72,230
214	National Bank of Canada	32,303
292	Nutrien Ltd.	22,195
527	Open Text Corp.(2)	11,946
1,082	Pembina Pipeline Corp.	50,366
614	Rogers Communications, Inc. Class B	22,352
820	Royal Bank of Canada	147,484
1,698	Shopify, Inc. Class A*	205,907
537	Sun Life Financial, Inc.	38,691
1,034	Suncor Energy, Inc.	70,854
865	TC Energy Corp.	58,000
212	TFI International, Inc.	30,334
948	Toronto-Dominion Bank	102,125
2,528	Whitecap Resources, Inc.	29,833
		2,329,570
	Chile - 0.0%
970	Antofagasta PLC	47,043
	China - 1.4%
26,000	Agricultural Bank of China Ltd. Class H	20,283
1,000	Akeso, Inc.*(3)	17,542
14,600	Alibaba Group Holding Ltd.	240,623
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	China - 1.4% - (continued)
1,400	ANTA Sports Products Ltd.	$14,666
2,900	Baidu, Inc. Class A*	45,794
67,000	Bank of China Ltd. Class H	43,507
4,000	BOC Hong Kong Holdings Ltd.	23,009
8,400	BYD Co. Ltd. Class H	111,738
22,000	CGN Power Co. Ltd. Class H(3)	9,802
66,000	China Construction Bank Corp. Class H	74,501
5,500	China Hongqiao Group Ltd.	23,282
6,000	China Life Insurance Co. Ltd. Class H	22,134
6,000	China Mengniu Dairy Co. Ltd.	13,362
5,500	China Merchants Bank Co. Ltd. Class H	33,289
34,000	China Petroleum & Chemical Corp. Class H	20,087
6,500	China Resources Land Ltd.	27,310
2,400	Contemporary Amperex Technology Co. Ltd. Class A	154,059
200	Contemporary Amperex Technology Co. Ltd. Class H(2)	15,807
2,200	ENN Energy Holdings Ltd.	17,246
7,000	Geely Automobile Holdings Ltd.	20,466
52,000	Industrial & Commercial Bank of China Ltd. Class H	46,849
1,500	Innovent Biologics, Inc.*(3)	17,516
3,600	JD.com, Inc. Class A	54,540
1,700	Kuaishou Technology(3)	9,464
16,000	Lenovo Group Ltd.	24,060
1,500	Li Auto, Inc. Class A*(2)	13,200
4,400	Meituan Class B*(3)	47,340
1,500	NetEase, Inc.	35,114
3,700	New Oriental Education & Technology Group, Inc.	20,189
2,800	Nongfu Spring Co. Ltd. Class H(3)	16,933
568	PDD Holdings, Inc. ADR*	56,732
18,000	PetroChina Co. Ltd. Class H	27,765
8,000	PICC Property & Casualty Co. Ltd. Class H	14,451
5,500	Ping An Insurance Group Co. of China Ltd. Class H	44,705
600	Pop Mart International Group Ltd.(2)(3)	12,212
1,064	Prosus NV*	51,511
10,600	Shenzhen Inovance Technology Co. Ltd. Class A	106,847
27,000	Sino Biopharmaceutical Ltd.	18,794
7,800	Tencent Holdings Ltd.	473,711
4,767	Tencent Music Entertainment Group ADR	43,713
400	Trip.com Group Ltd.*	21,600
5,000	Weichai Power Co. Ltd. Class H	24,854
5,500	Wuxi Biologics Cayman, Inc.*(3)	23,500
14,800	Xiaomi Corp. Class B*(3)	55,533
1,400	XPeng, Inc. Class A*	11,190
6,300	Yangzijiang Shipbuilding Holdings Ltd.	21,486
879	Yum China Holdings, Inc.	42,588
6,000	Zijin Mining Group Co. Ltd. Class H	27,864
		2,312,768
	Denmark - 0.1%
621	Danske Bank AS	31,925
200	DSV AS	49,188
2,137	Novo Nordisk AS Class B	90,899
774	Orsted AS*(3)	20,699
The accompanying notes are an integral part of these financial statements.

66

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	Denmark - 0.1% - (continued)
658	Tryg AS	$15,811
775	Vestas Wind Systems AS	23,831
		232,353
	Finland - 0.1%
389	Elisa OYJ	18,893
746	Kesko OYJ Class B	18,351
478	Kone OYJ Class B	30,407
5,039	Nokia OYJ	64,028
299	Orion OYJ Class B	24,156
1,514	Sampo OYJ Class A	15,732
1,083	UPM-Kymmene OYJ	32,450
		204,017
	France - 0.9%
474	Air Liquide SA	101,977
808	Airbus SE	166,577
1,679	AXA SA(2)	80,937
848	BNP Paribas SA	89,058
235	Capgemini SE	28,580
1,172	Carrefour SA	23,315
396	Cie de Saint-Gobain SA	36,281
630	Danone SA	49,359
141	Eiffage SA	22,733
826	Engie SA(2)	27,227
281	EssilorLuxottica SA	59,479
826	Getlink SE	18,487
24	Hermes International SCA	45,914
98	Kering SA	26,961
746	Legrand SA	133,656
213	L'Oreal SA	91,737
146	LVMH Moet Hennessy Louis Vuitton SE	77,995
1,394	Orange SA	29,026
285	Pernod Ricard SA	21,187
325	Safran SA	104,362
286	Societe Generale SA	23,023
1,290	TotalEnergies SE	119,936
167	Unibail-Rodamco-Westfield REIT*	20,275
577	Vinci SA	87,255
		1,485,337
	Germany - 0.9%
158	adidas AG	27,343
262	Allianz SE	119,664
1,059	BASF SE	67,921
956	Bayer AG	42,865
151	Beiersdorf AG	12,518
650	Commerzbank AG	26,867
1,566	Deutsche Bank AG	48,654
66	Deutsche Boerse AG	20,249
950	Deutsche Post AG	56,253
2,571	Deutsche Telekom AG	83,045
953	E.ON SE	21,128
500	Fresenius SE & Co. KGaA	24,215
345	GEA Group AG	23,592
156	Heidelberg Materials AG	34,420
795	Infineon Technologies AG	53,468
947	Mercedes-Benz Group AG	55,201
39	MTU Aero Engines AG	13,375
124	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	74,173
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	Germany - 0.9% - (continued)
32	Rheinmetall AG	$51,034
355	RWE AG	25,848
937	SAP SE	157,316
205	Scout24 SE(3)	17,069
887	Siemens AG	263,582
594	Siemens Energy AG	125,881
518	Vonovia SE	13,957
		1,459,638
	Greece - 0.0%
380	Allwyn AG	5,427
4,516	Alpha Bank SA	18,124
1,116	National Bank of Greece SA	17,686
		41,237
	Hong Kong - 0.4%
24,200	AIA Group Ltd.	265,686
2,500	CK Asset Holdings Ltd.	15,748
3,500	CLP Holdings Ltd.	33,654
123	Futu Holdings Ltd. ADR	19,005
1,400	Hong Kong Exchanges & Clearing Ltd.	74,568
3,700	Link REIT	18,630
4,500	MTR Corp. Ltd.(2)	19,229
3,000	Power Assets Holdings Ltd.	24,792
3,308	Prudential PLC	49,850
1,000	Sun Hung Kai Properties Ltd.	17,507
4,500	Techtronic Industries Co. Ltd.	65,249
		603,918
	Hungary - 0.0%
415	OTP Bank Nyrt	55,664
	India - 0.5%
1,256	Axis Bank Ltd. GDR(4)	83,775
1,216	Dr. Reddy's Laboratories Ltd. ADR	16,586
801	GAIL India Ltd. GDR(4)	8,491
6,943	HDFC Bank Ltd. ADR	176,422
9,240	ICICI Bank Ltd. ADR	245,692
5,354	Infosys Ltd. ADR(2)	66,711
1,388	Larsen & Toubro Ltd. GDR(4)	58,296
2,530	Mahindra & Mahindra Ltd. GDR(4)	82,604
1,940	Reliance Industries Ltd. GDR(3)	117,176
5,563	Wipro Ltd. ADR	11,348
		867,101
	Indonesia - 0.1%
102,700	Bank Central Asia Tbk. PT	34,819
57,500	Bank Mandiri Persero Tbk. PT	14,631
67,600	Bank Rakyat Indonesia Persero Tbk. PT	11,695
109,400	Telkom Indonesia Persero Tbk. PT	17,896
		79,041
	Israel - 0.1%
1,777	Bank Hapoalim BM	47,677
1,164	Bank Leumi Le-Israel BM	29,466
231	Check Point Software Technologies Ltd.*	25,981
39	Nova Ltd.*	19,474
2,135	Teva Pharmaceutical Industries Ltd. ADR*	74,874
95	Tower Semiconductor Ltd.*	19,797
		217,269
	Italy - 0.4%
2,188	Banca Monte dei Paschi di Siena SpA	23,324
1,247	Banco BPM SpA	18,170
The accompanying notes are an integral part of these financial statements.

67

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	Italy - 0.4% - (continued)
3,003	BPER Banca SpA	$44,330
539	Coca-Cola HBC AG Class DI*	31,439
4,571	Enel SpA	53,370
1,419	Eni SpA	40,124
37	Ferrari NV(2)	12,804
1,256	FinecoBank Banca Fineco SpA	31,181
32,837	Intesa Sanpaolo SpA	223,102
306	Leonardo SpA	19,108
123	Prysmian SpA	18,709
1,738	Terna - Rete Elettrica Nazionale	20,905
664	UniCredit SpA	51,316
		587,882
	Japan - 2.8%
600	Advantest Corp.	112,031
1,400	Aeon Co. Ltd.	13,503
600	Ajinomoto Co., Inc.	19,284
2,000	Asahi Kasei Corp.	19,680
1,700	Astellas Pharma, Inc.	24,092
600	Canon, Inc.(2)	15,436
400	Chugai Pharmaceutical Co. Ltd.	21,332
500	Daifuku Co. Ltd.	21,861
2,200	Daiichi Sankyo Co. Ltd.	35,737
100	Daikin Industries Ltd.	14,130
200	Disco Corp.	95,156
900	East Japan Railway Co.	19,646
2,200	ENEOS Holdings, Inc.	18,477
1,000	FANUC Corp.	44,173
300	Fast Retailing Co. Ltd.	141,224
1,800	Fujikura Ltd.	69,449
1,800	Fujitsu Ltd.	36,128
500	Hankyu Hanshin Holdings, Inc.	14,429
6,600	Hitachi Ltd.	209,869
4,700	Honda Motor Co. Ltd.	38,138
900	Hoya Corp.	168,069
2,100	Idemitsu Kosan Co. Ltd.	17,968
1,400	IHI Corp.	25,572
800	Inpex Corp.	20,856
7,500	ITOCHU Corp.	92,948
1,100	Japan Post Bank Co. Ltd.	18,876
900	Japan Tobacco, Inc.	33,529
1,600	JFE Holdings, Inc.(2)	17,572
1,300	Kansai Electric Power Co., Inc.	20,826
1,000	Kao Corp.	37,265
4,600	KDDI Corp.	75,277
200	Keyence Corp.	91,733
100	Kioxia Holdings Corp.*	24,196
1,600	Kirin Holdings Co. Ltd.	25,230
500	Komatsu Ltd.	21,409
100	Lasertec Corp.	27,638
1,500	Marubeni Corp.	58,382
2,400	Mitsubishi Corp.	76,864
3,800	Mitsubishi Electric Corp.	152,498
1,800	Mitsubishi HC Capital, Inc.	16,350
4,700	Mitsubishi Heavy Industries Ltd.	140,276
17,400	Mitsubishi UFJ Financial Group, Inc.	312,553
1,900	Mitsui & Co. Ltd.	71,337
1,600	Mitsui Fudosan Co. Ltd.	17,523
500	Mitsui OSK Lines Ltd.(2)	18,887
1,600	Mizuho Financial Group, Inc.	68,804
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	Japan - 2.8% - (continued)
5,000	MS&AD Insurance Group Holdings, Inc.	$128,570
2,400	Murata Manufacturing Co. Ltd.	79,594
1,100	NEC Corp.	29,260
2,000	NIDEC Corp.	30,808
900	Nintendo Co. Ltd.	44,027
21	Nippon Building Fund, Inc. REIT	17,586
5,100	Nippon Steel Corp.(2)	18,776
500	Nippon Yusen KK	17,969
46,700	NTT, Inc.	45,489
1,300	ORIX Corp.	43,753
500	Osaka Gas Co. Ltd.	17,967
900	Otsuka Holdings Co. Ltd.	65,594
2,300	Panasonic Holdings Corp.	47,048
2,800	Rakuten Group, Inc.*	13,633
2,500	Recruit Holdings Co. Ltd.	115,812
1,000	Renesas Electronics Corp.	20,223
500	Ryohin Keikaku Co. Ltd.	11,552
800	SBI Holdings, Inc.	16,142
3,500	Seven & i Holdings Co. Ltd.	41,829
100	Shimano, Inc.	10,491
1,000	Shin-Etsu Chemical Co. Ltd.	46,042
1,000	Shiseido Co. Ltd.	20,425
200	SMC Corp.	98,348
23,700	SoftBank Corp.	33,357
5,300	SoftBank Group Corp.	181,042
500	Sompo Holdings, Inc.	18,608
5,000	Sony Group Corp.	100,177
500	Sumitomo Corp.	18,591
600	Sumitomo Electric Industries Ltd.	39,501
700	Sumitomo Metal Mining Co. Ltd.	43,038
2,500	Sumitomo Mitsui Financial Group, Inc.	88,273
2,800	Takeda Pharmaceutical Co. Ltd.	93,612
1,400	TDK Corp.	25,598
1,800	Tokio Marine Holdings, Inc.	82,434
300	Tokyo Electron Ltd.	88,405
6,700	Toyota Motor Corp.	128,609
800	West Japan Railway Co.	14,481
		4,572,877
	Luxembourg - 0.0%
507	ArcelorMittal SA	29,434
247	Eurofins Scientific SE(2)	17,170
		46,604
	Macau - 0.0%
3,000	Galaxy Entertainment Group Ltd.	12,799
	Malaysia - 0.1%
9,900	CIMB Group Holdings Bhd.	19,119
1,300	Hong Leong Bank Bhd.	7,286
12,400	Malayan Banking Bhd.	34,629
27,000	Public Bank Bhd.	31,838
3,600	RHB Bank Bhd.	7,379
		100,251
	Mexico - 0.1%
20,421	America Movil SAB de CV	27,133
3,766	Grupo Financiero Banorte SAB de CV Class O	40,893
6,393	Grupo Mexico SAB de CV	69,974
The accompanying notes are an integral part of these financial statements.

68

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	Mexico - 0.1% - (continued)
185	Southern Copper Corp.	$31,763
12,028	Wal-Mart de Mexico SAB de CV	37,918
		207,681
	Netherlands - 0.7%
720	ABN AMRO Bank NV(4)	25,068
26	Adyen NV*(3)	29,340
40	Argenx SE*	31,360
30	ASM International NV	29,348
522	ASML Holding NV	754,575
241	EXOR NV	18,905
2,598	ING Groep NV	75,190
465	Koninklijke Ahold Delhaize NV	21,841
3,716	Koninklijke KPN NV	19,871
183	Nebius Group NV*	25,296
504	NN Group NV	44,117
199	NXP Semiconductors NV	58,424
849	Universal Music Group NV	17,802
260	Wolters Kluwer NV	20,292
		1,171,429
	New Zealand - 0.0%
251	Xero Ltd.*	14,741
	Norway - 0.2%
2,858	DNB Bank ASA	86,550
4,759	Equinor ASA	193,678
1,543	Orkla ASA	19,031
		299,259
	Peru - 0.0%
74	Credicorp Ltd.	23,989
	Portugal - 0.0%
18,773	Banco Comercial Portugues SA Class R	20,066
	Singapore - 0.3%
5,210	DBS Group Holdings Ltd.	240,237
333	Keppel REIT	234
3,000	Keppel Ltd.	25,678
2,100	Oversea-Chinese Banking Corp. Ltd.	36,231
257	Sea Ltd. ADR*	21,814
28,800	Singapore Telecommunications Ltd.	104,308
755	STMicroelectronics NV	41,129
1,700	United Overseas Bank Ltd.	48,414
		518,045
	South Africa - 0.2%
1,744	Absa Group Ltd.(2)	24,453
1,136	Anglo American PLC	56,215
692	Bid Corp. Ltd.	16,933
10,365	FirstRand Ltd.	54,956
528	Gold Fields Ltd.	22,367
1,173	Harmony Gold Mining Co. Ltd.(2)	18,491
695	Naspers Ltd. Class N	37,634
1,032	Remgro Ltd.	12,145
303	Valterra Platinum Ltd.	24,617
		267,811
	South Korea - 1.3%
77	Alteogen, Inc.*	19,444
310	APR Corp.	88,724
140	Celltrion, Inc.*	19,070
382	Doosan Enerbility Co. Ltd.*	33,292
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	South Korea - 1.3% - (continued)
585	Hana Financial Group, Inc.	$50,826
36	Hanwha Aerospace Co. Ltd.	34,393
28	HD Hyundai Electric Co. Ltd.	24,078
75	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	23,485
109	Hyundai Mobis Co. Ltd.	31,525
111	Hyundai Motor Co.	40,233
175	KB Financial Group, Inc.	19,163
1,265	Kia Corp.	130,474
153	Korea Aerospace Industries Ltd.	17,529
3,458	KT Corp. ADR	74,105
230	NAVER Corp.	33,038
90	POSCO Holdings, Inc.	28,386
100	Samsung C&T Corp.	20,430
3,646	Samsung Electronics Co. Ltd.	549,042
96	Samsung Electronics Co. Ltd. GDR(4)	359,424
1,172	Samsung Heavy Industries Co. Ltd.*	25,815
897	Shinhan Financial Group Co. Ltd.	60,914
374	SK Hynix, Inc.	333,521
59	SK Square Co. Ltd.*	34,338
		2,051,249
	Spain - 0.6%
11,177	Banco Bilbao Vizcaya Argentaria SA	246,815
4,470	Banco de Sabadell SA	17,330
9,591	Banco Santander SA(2)	117,032
3,429	CaixaBank SA	43,646
560	Cellnex Telecom SA*(3)	18,851
12,913	Iberdrola SA	302,735
2,161	Industria de Diseno Textil SA(2)	129,337
800	Repsol SA	21,489
		897,235
	Sweden - 0.3%
534	AddTech AB Class B	19,612
493	Assa Abloy AB Class B	18,974
3,201	Atlas Copco AB Class A(2)	61,516
584	Boliden AB(2)	30,698
652	Essity AB Class B	17,266
194	Evolution AB(3)	13,672
423	Industrivarden AB Class C	22,256
2,213	Investor AB Class B	89,816
611	Lifco AB Class B(2)	19,225
307	Saab AB Class B	18,636
441	Sandvik AB(2)	18,551
930	Skandinaviska Enskilda Banken AB Class A	18,407
699	Skanska AB Class B	18,878
1,663	Svenska Cellulosa AB SCA Class B	19,056
606	Swedbank AB Class A	21,422
1,003	Tele2 AB Class B	20,581
3,721	Volvo AB Class B	129,702
		558,268
	Switzerland - 0.6%
1,464	ABB Ltd.	148,068
4	Chocoladefabriken Lindt & Spruengli AG	49,018
1,103	Cie Financiere Richemont SA Class A	211,685
134	Galderma Group AG*	28,112
70	Geberit AG	47,303
17	Givaudan SA	60,623
86	Helvetia Baloise Holding AG*	23,580
209	Logitech International SA	20,631
42	Lonza Group AG	25,822
The accompanying notes are an integral part of these financial statements.

69

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	Switzerland - 0.6% - (continued)
37	Partners Group Holding AG(2)	$40,227
57	Schindler Holding AG	19,928
256	Sika AG*	47,223
16	Swiss Life Holding AG	18,786
529	TE Connectivity PLC	111,968
2,848	UBS Group AG*	126,029
80	Zurich Insurance Group AG	55,778
		1,034,781
	Taiwan - 1.9%
1,000	Accton Technology Corp.	73,236
771	ASE Technology Holding Co. Ltd. ADR(2)	24,217
1,000	Asia Vital Components Co. Ltd.	91,553
1,000	Asustek Computer, Inc.	18,528
8,000	Cathay Financial Holding Co. Ltd.	19,529
777	Chunghwa Telecom Co. Ltd. ADR	33,675
15,000	CTBC Financial Holding Co. Ltd.	24,810
2,000	Delta Electronics, Inc.	140,251
16,000	E.Sun Financial Holding Co. Ltd.	16,084
19,000	First Financial Holding Co. Ltd.	17,354
7,175	Fubon Financial Holding Co. Ltd.	20,449
5,897	Hon Hai Precision Industry Co. Ltd. GDR(4)	83,089
30,000	KGI Financial Holding Co. Ltd.	20,446
4,000	Lite-On Technology Corp.	21,447
1,000	MediaTek, Inc.	83,482
3,000	Quanta Computer, Inc.	29,913
23,000	SinoPac Financial Holdings Co. Ltd.	22,537
15,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,041,328
2,879	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,140,257
39,000	TS Financial Holding Co. Ltd.	29,418
7,000	Uni-President Enterprises Corp.	15,333
4,714	United Microelectronics Corp. ADR	61,565
5,000	Wistron Corp.	22,021
2,000	Yageo Corp.	20,391
		3,070,913
	Thailand - 0.0%
1,900	Advanced Info Service PCL NVDR	19,844
8,800	Airports of Thailand PCL NVDR	13,910
13,400	CP ALL PCL NVDR	17,919
17,600	PTT PCL NVDR	19,032
		70,705
	Turkey - 0.0%
2,166	Aselsan Elektronik Sanayi Ve Ticaret AS	20,170
1,186	BIM Birlesik Magazalar AS	19,484
		39,654
	United Kingdom - 1.7%
313	3i Group PLC	10,885
2,081	AstraZeneca PLC	394,812
1,791	Autotrader Group PLC(3)	12,048
7,444	BAE Systems PLC	207,044
9,872	Barclays PLC	58,027
1,344	British American Tobacco PLC	79,155
5,500	CK Hutchison Holdings Ltd.	45,926
194	Coca-Cola Europacific Partners PLC	18,347
2,279	Compass Group PLC	64,398
1,252	Diageo PLC	25,315
6,850	GSK PLC	179,590
28,665	HSBC Holdings PLC	524,672
1,009	Imperial Brands PLC	38,335
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	United Kingdom - 1.7% - (continued)
323	Intertek Group PLC	$20,807
50,578	Lloyds Banking Group PLC	68,751
924	London Stock Exchange Group PLC	119,895
4,222	Marks & Spencer Group PLC	18,964
4,046	National Grid PLC	72,426
5,080	NatWest Group PLC	40,517
105	Next PLC	18,531
1,204	Pearson PLC	17,767
624	Reckitt Benckiser Group PLC	39,704
1,983	RELX PLC	72,313
6,700	Rolls-Royce Holdings PLC	107,813
556	Severn Trent PLC	24,716
1,118	SSE PLC	40,029
6,407	Standard Chartered PLC	163,153
23,207	Tesco PLC	152,226
1,593	Unilever PLC	92,896
30,148	Vodafone Group PLC	47,970
1,405	Wise PLC Class A*	20,093
		2,797,125
	United States - 34.9%
494	3M Co.	72,381
1,044	Abbott Laboratories	94,785
1,203	AbbVie, Inc.	254,218
429	Accenture PLC Class A	76,667
258	Adobe, Inc.*	63,494
1,629	Advanced Micro Devices, Inc.*	577,464
693	Aflac, Inc.	78,773
321	Agilent Technologies, Inc.	37,092
193	Air Products & Chemicals, Inc.	57,910
435	Airbnb, Inc. Class A*	61,057
994	Alcon AG	74,204
214	Allstate Corp.	46,494
79	Alnylam Pharmaceuticals, Inc.*	24,450
7,468	Alphabet, Inc. Class A	2,873,686
3,302	Alphabet, Inc. Class C	1,261,166
985	Altria Group, Inc.	71,560
9,077	Amazon.com, Inc.*	2,405,950
631	Amcor PLC	24,003
172	Ameren Corp.	19,548
358	American Electric Power Co., Inc.	49,085
900	American Express Co.	290,745
588	American International Group, Inc.	43,982
286	American Tower Corp. REIT	52,255
293	American Water Works Co., Inc.	37,627
183	Ameriprise Financial, Inc.	86,887
431	AMETEK, Inc.	101,501
366	Amgen, Inc.	126,728
870	Amphenol Corp. Class A	128,125
325	Analog Devices, Inc.	130,735
133	Aon PLC Class A	41,449
416	Apollo Global Management, Inc.	53,548
12,278	Apple, Inc.	3,331,635
525	Applied Materials, Inc.	207,107
166	AppLovin Corp. Class A*	74,094
355	Aptiv PLC*	21,392
633	Archer-Daniels-Midland Co.	47,184
1,909	Arista Networks, Inc.*	329,703
266	Arthur J Gallagher & Co.	54,902
225	AST SpaceMobile, Inc.*(2)	16,628
4,459	AT&T, Inc.	116,514
326	Atmos Energy Corp.	61,933
The accompanying notes are an integral part of these financial statements.

70

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	United States - 34.9% - (continued)
216	Autodesk, Inc.*	$51,192
351	Automatic Data Processing, Inc.	74,391
16	AutoZone, Inc.*	59,264
43	Axon Enterprise, Inc.*	17,276
1,879	Baker Hughes Co.	130,910
265	Ball Corp.	16,186
4,019	Bank of America Corp.	214,856
305	Bank of New York Mellon Corp.	40,983
214	Becton Dickinson & Co.	31,895
700	BeOne Medicines Ltd. Class H*	15,889
902	Berkshire Hathaway, Inc. Class B*	427,187
87	Biogen, Inc.*	16,467
229	Blackrock, Inc.	244,022
587	Blackstone, Inc.	73,715
565	Block, Inc.*	39,838
196	Bloom Energy Corp. Class A*	55,539
606	Boeing Co.*	138,792
1,325	Booking Holdings, Inc.	223,077
1,770	Boston Scientific Corp.*	101,970
9,897	BP PLC	78,343
2,992	Bristol-Myers Squibb Co.	181,285
4,700	Broadcom, Inc.	1,961,921
180	Brown & Brown, Inc.	10,827
470	Cadence Design Systems, Inc.*	154,907
514	Capital One Financial Corp.	98,328
117	Cardinal Health, Inc.	22,567
587	Carnival Corp.	15,561
969	Carrier Global Corp.	65,088
152	Carvana Co.*	60,162
27	Casey's General Stores, Inc.	22,198
349	Caterpillar, Inc.	310,648
228	CBRE Group, Inc. Class A*	32,542
103	Cencora, Inc.	31,725
839	Centene Corp.*	45,046
1,254	CenterPoint Energy, Inc.	54,737
1,196	Charles Schwab Corp.	109,601
113	Charter Communications, Inc. Class A*	18,664
159	Cheniere Energy, Inc.	43,717
1,233	Chevron Corp.	238,351
985	Chipotle Mexican Grill, Inc.*	33,480
782	Chubb Ltd.	255,714
187	Church & Dwight Co., Inc.	18,150
113	Ciena Corp.*	59,617
282	Cigna Group	81,944
402	Cintas Corp.	70,233
2,752	Cisco Systems, Inc.	251,808
1,367	Citigroup, Inc.	174,949
258	Cloudflare, Inc. Class A*	52,882
303	CME Group, Inc.	87,209
240	CMS Energy Corp.	18,418
4,790	Coca-Cola Co.	377,260
942	Coeur Mining, Inc.*	16,928
583	Cognizant Technology Solutions Corp. Class A	30,841
144	Coherent Corp.*	46,038
107	Coinbase Global, Inc. Class A*	20,091
577	Colgate-Palmolive Co.	49,253
3,154	Comcast Corp. Class A	85,284
28	Comfort Systems USA, Inc.	51,527
1,941	ConocoPhillips	244,139
285	Consolidated Edison, Inc.	31,775
251	Constellation Energy Corp.	78,563
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	United States - 34.9% - (continued)
263	Copart, Inc.*	$8,708
612	Corning, Inc.	100,515
453	Corteva, Inc.	36,698
486	CoStar Group, Inc.*	16,820
297	Costco Wholesale Corp.	301,315
3,736	Coterra Energy, Inc.	134,160
135	Credo Technology Group Holding Ltd.*	23,491
488	CRH PLC	57,789
215	Crowdstrike Holdings, Inc. Class A*	95,836
583	Crown Castle, Inc. REIT	51,759
1,916	CSX Corp.	87,044
92	Cummins, Inc.	61,733
983	CVS Health Corp.	81,874
386	Danaher Corp.	69,075
240	Darden Restaurants, Inc.	48,134
229	Datadog, Inc. Class A*	30,272
257	Deere & Co.	151,597
132	Dell Technologies, Inc. Class C	27,581
278	Delta Air Lines, Inc.	18,901
850	Devon Energy Corp.	43,665
477	Dexcom, Inc.*	28,405
255	Digital Realty Trust, Inc. REIT	51,240
318	Dollar General Corp.	36,850
247	Dollar Tree, Inc.*	23,986
686	Dominion Energy, Inc.	44,247
253	DoorDash, Inc. Class A*	42,668
242	Dow, Inc.	9,799
292	DR Horton, Inc.	44,927
363	DraftKings, Inc. Class A*	8,465
644	Duke Energy Corp.	83,430
496	DuPont de Nemours, Inc.	22,647
646	Eaton Corp. PLC	279,724
421	eBay, Inc.	43,565
611	Ecolab, Inc.	159,227
523	Edwards Lifesciences Corp.*	43,671
175	Electronic Arts, Inc.	35,415
194	Elevance Health, Inc.	73,025
657	Eli Lilly & Co.	614,032
28	EMCOR Group, Inc.	24,967
885	Emerson Electric Co.	124,289
193	Entergy Corp.	22,757
491	EOG Resources, Inc.	69,020
410	EQT Corp.	24,633
90	Equinix, Inc. REIT	97,455
132	Essex Property Trust, Inc. REIT	34,744
848	Estee Lauder Cos., Inc. Class A	65,050
472	Evergy, Inc.	39,100
245	Everpure, Inc. Class A*	17,505
986	Exelon Corp.	45,346
346	Expand Energy Corp.	35,344
87	Expedia Group, Inc.	21,608
1,279	Experian PLC	46,797
2,706	Exxon Mobil Corp.	417,617
13	Fair Isaac Corp.*	13,325
346	Fastenal Co.	15,546
245	FedEx Corp.	98,811
162	Ferguson Enterprises, Inc.	43,369
491	Ferrovial SE	33,718
883	Fidelity National Information Services, Inc.	41,086
397	FirstEnergy Corp.	18,865
443	Fiserv, Inc.*	27,754
226	Flex Ltd.*	20,690
The accompanying notes are an integral part of these financial statements.

71

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	United States - 34.9% - (continued)
257	Flutter Entertainment PLC*	$27,738
5,525	Ford Motor Co.	66,742
750	Fortinet, Inc.*	63,233
315	Fox Corp. Class A	19,999
2,222	Freeport-McMoRan, Inc.	128,387
74	FTAI Aviation Ltd.	18,476
105	Garmin Ltd.	26,370
335	GE HealthCare Technologies, Inc.	20,381
310	GE Vernova, Inc.	335,873
218	General Dynamics Corp.	75,057
1,125	General Electric Co.	326,171
793	General Mills, Inc.	28,001
721	General Motors Co.	55,438
758	Gilead Sciences, Inc.	99,177
310	Global Payments, Inc.	22,308
217	Goldman Sachs Group, Inc.	200,458
25,160	Haleon PLC	116,186
1,207	Halliburton Co.	51,056
271	HCA Healthcare, Inc.	117,736
120	Hershey Co.	22,289
706	Hewlett Packard Enterprise Co.	20,312
204	Hilton Worldwide Holdings, Inc.	66,110
209	Holcim AG*	19,422
631	Home Depot, Inc.	207,473
424	Honeywell International, Inc.	90,876
662	Howmet Aerospace, Inc.	160,892
1,459	HP, Inc.	30,435
122	Humana, Inc.	28,846
100	IDEXX Laboratories, Inc.*	56,080
239	Illinois Tool Works, Inc.	61,664
269	Illumina, Inc.*	34,093
192	Ingersoll Rand, Inc.	15,333
174	Insmed, Inc.*	23,721
3,119	Intel Corp.*	294,683
240	Interactive Brokers Group, Inc. Class A	19,080
543	Intercontinental Exchange, Inc.	85,843
588	International Business Machines Corp.	135,816
487	International Flavors & Fragrances, Inc.	34,187
355	International Paper Co.	10,799
317	Intuit, Inc.	123,155
419	Intuitive Surgical, Inc.*	191,739
1,195	Invitation Homes, Inc. REIT	34,380
181	IQVIA Holdings, Inc.*	28,665
125	Jabil, Inc.	42,186
1,943	Johnson & Johnson	446,599
515	Johnson Controls International PLC	75,205
3,050	JP Morgan Chase & Co.	955,352
1,345	Kenvue, Inc.	23,578
761	Keurig Dr. Pepper, Inc.	22,373
161	Keysight Technologies, Inc.*	56,336
351	Kimberly-Clark Corp.	34,549
1,604	Kinder Morgan, Inc.	52,723
282	KKR & Co., Inc.	29,424
98	KLA Corp.	171,534
251	Kroger Co.	17,086
141	L3Harris Technologies, Inc.	45,198
928	Lam Research Corp.	239,294
275	Lennar Corp. Class A	24,833
278	Linde PLC	139,317
136	Live Nation Entertainment, Inc.*	21,480
117	Lockheed Martin Corp.	60,603
180	Loews Corp.	20,270
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	United States - 34.9% - (continued)
437	Lowe's Cos., Inc.	$104,351
114	Lululemon Athletica, Inc.*	15,698
161	Lumentum Holdings, Inc.*	145,274
561	LyondellBasell Industries NV Class A	41,851
293	Marathon Petroleum Corp.	72,749
121	Marriott International, Inc. Class A	43,764
288	Marsh & McLennan Cos., Inc.	48,300
124	Martin Marietta Materials, Inc.	76,765
478	Marvell Technology, Inc.	78,942
553	Mastercard, Inc. Class A	278,115
498	McDonald's Corp.	146,208
111	McKesson Corp.	90,487
1,749	Medtronic PLC	141,617
1,795	Merck & Co., Inc.	195,978
2,202	Meta Platforms, Inc. Class A	1,347,426
440	MetLife, Inc.	35,244
575	Microchip Technology, Inc.	53,423
763	Micron Technology, Inc.	394,593
6,509	Microsoft Corp.	2,654,240
1,242	Mondelez International, Inc. Class A	76,308
61	MongoDB, Inc.*	15,301
27	Monolithic Power Systems, Inc.	43,589
2,459	Monster Beverage Corp.*	189,515
424	Moody's Corp.	195,824
2,210	Morgan Stanley	421,204
235	Motorola Solutions, Inc.	103,172
86	MSCI, Inc.	50,861
1,303	Nasdaq, Inc.	119,759
118	Natera, Inc.*	24,327
1,651	Nestle SA	167,147
4,341	Netflix, Inc.*	406,361
694	Newmont Corp.	77,096
774	News Corp. Class A	20,372
3,599	NextEra Energy, Inc.	352,270
817	NIKE, Inc. Class B	36,242
255	Norfolk Southern Corp.	80,537
105	Northrop Grumman Corp.	60,845
2,187	Novartis AG	323,216
118	NRG Energy, Inc.	18,358
260	Nucor Corp.	58,575
21,904	NVIDIA Corp.	4,371,381
726	Occidental Petroleum Corp.	43,981
311	Okta, Inc.*	22,905
98	Old Dominion Freight Line, Inc.	20,818
463	Omnicom Group, Inc.	35,521
896	ONEOK, Inc.	82,844
1,188	Oracle Corp.	191,731
1,699	O'Reilly Automotive, Inc.*	168,881
642	Otis Worldwide Corp.	49,999
456	PACCAR, Inc.	54,173
1,629	Palantir Technologies, Inc. Class A*	226,610
511	Palo Alto Networks, Inc.*	91,633
294	Parker-Hannifin Corp.	267,369
373	Paychex, Inc.	34,551
649	PayPal Holdings, Inc.	32,541
1,005	PepsiCo, Inc.	159,282
3,459	Pfizer, Inc.	92,355
977	PG&E Corp.	16,238
923	Philip Morris International, Inc.	152,360
419	Phillips 66	75,064
283	PNC Financial Services Group, Inc.	63,109
348	PPG Industries, Inc.	37,758
The accompanying notes are an integral part of these financial statements.

72

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	United States - 34.9% - (continued)
2,432	Procter & Gamble Co.	$357,723
466	Progressive Corp.	93,796
708	Prologis, Inc. REIT	100,550
305	Prudential Financial, Inc.	29,924
686	Public Service Enterprise Group, Inc.	56,019
192	Public Storage REIT	58,070
248	Qnity Electronics, Inc.	34,884
831	QUALCOMM, Inc.	149,231
94	Quanta Services, Inc.	68,410
427	Realty Income Corp. REIT	27,430
79	Reddit, Inc. Class A*	11,631
71	Regeneron Pharmaceuticals, Inc.	50,201
74	Republic Services, Inc.	15,482
233	ResMed, Inc.	49,818
136	Revolution Medicines, Inc.*	19,600
494	Robinhood Markets, Inc. Class A*	36,008
341	ROBLOX Corp. Class A*	18,844
774	Roche Holding AG	315,405
359	Rocket Lab Corp.*	29,621
66	Rockwell Automation, Inc.	26,988
611	Roku, Inc.*	71,218
154	Roper Technologies, Inc.	54,641
371	Ross Stores, Inc.	84,510
169	Royal Caribbean Cruises Ltd.	44,575
838	Royalty Pharma PLC Class A	41,975
1,792	RTX Corp.	315,517
204	S&P Global, Inc.	87,971
641	Salesforce, Inc.	113,156
692	Sanofi SA	64,755
179	SBA Communications Corp. REIT	39,595
736	Schneider Electric SE	234,202
155	Seagate Technology Holdings PLC	104,414
644	Sempra	61,257
745	ServiceNow, Inc.*	65,791
926	SharkNinja, Inc.*	106,981
7,289	Shell PLC	330,157
356	Sherwin-Williams Co.	114,493
340	Simon Property Group, Inc. REIT	69,261
1,161	SLB Ltd.	66,038
583	Snowflake, Inc.*	79,562
675	SoFi Technologies, Inc.*	10,868
136	Solventum Corp.*	9,161
732	Southern Co.	70,784
223	Spotify Technology SA*	99,581
904	Starbucks Corp.	95,218
3,247	Stellantis NV*	23,826
177	Strategy, Inc.*	29,285
431	Stryker Corp.	135,821
390	Super Micro Computer, Inc.*	10,686
138	Swiss Re AG	22,230
150	Synopsys, Inc.*	72,390
385	Sysco Corp.	28,763
380	T. Rowe Price Group, Inc.	39,094
75	Take-Two Interactive Software, Inc.*	16,032
754	Tapestry, Inc.	109,360
212	Targa Resources Corp.	55,137
386	Target Corp.	50,084
96	Teledyne Technologies, Inc.*	62,002
124	Teradyne, Inc.	42,590
1,929	Tesla, Inc.*	736,164
526	Texas Instruments, Inc.	147,848
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.5% - (continued)
	United States - 34.9% - (continued)
453	Thermo Fisher Scientific, Inc.	$216,969
1,694	TJX Cos., Inc.	265,535
407	T-Mobile U.S., Inc.	79,569
547	Trade Desk, Inc. Class A*	12,904
164	Trane Technologies PLC	80,777
56	TransDigm Group, Inc.	64,959
78	Travelers Cos., Inc.	23,801
490	Trimble, Inc.*	32,987
372	Truist Financial Corp.	19,158
1,497	U.S. Bancorp	84,820
2,220	Uber Technologies, Inc.*	165,634
373	Union Pacific Corp.	100,516
528	United Parcel Service, Inc. Class B	57,446
36	United Rentals, Inc.	34,554
843	UnitedHealth Group, Inc.	312,315
290	Valero Energy Corp.	73,248
229	Veeva Systems, Inc. Class A*	35,717
479	Ventas, Inc. REIT	42,085
174	VeriSign, Inc.	46,747
151	Verisk Analytics, Inc.	27,858
2,677	Verizon Communications, Inc.	128,576
118	Versigent PLC*	4,126
197	Vertex Pharmaceuticals, Inc.*	84,194
1,002	Vertiv Holdings Co. Class A	329,147
517	VICI Properties, Inc. REIT	15,096
2,001	Visa, Inc. Class A	660,010
218	Vistra Corp.	34,409
539	Vulcan Materials Co.	162,638
243	W.R. Berkley Corp.	16,240
2,845	Walmart, Inc.	375,341
1,043	Walt Disney Co.	108,211
1,901	Warner Bros Discovery, Inc.*	51,422
472	Waste Connections, Inc.	77,748
345	Waste Management, Inc.	80,230
28	Waters Corp.*	8,658
471	WEC Energy Group, Inc.	55,550
2,127	Wells Fargo & Co.	174,903
387	Welltower, Inc. REIT	84,111
271	Western Digital Corp.	117,755
82	Westinghouse Air Brake Technologies Corp.	22,131
1,157	Williams Cos., Inc.	88,291
284	Workday, Inc. Class A*	34,762
262	WP Carey, Inc. REIT	19,108
15	WW Grainger, Inc.	17,420
689	Xcel Energy, Inc.	57,153
349	Yum! Brands, Inc.	55,718
418	Zoetis, Inc.	48,057
242	Zoom Communications, Inc.*	23,510
80	Zscaler, Inc.*	10,454
		57,194,941
	Total Common Stocks (cost $63,409,418)	$87,751,008
EXCHANGE-TRADED FUNDS - 20.4%
	Other Investment Pools & Funds - 20.4%
21,035	Global X Defense Tech ETF	$1,434,797
159,520	iShares iBoxx USD High Yield Corporate Bond ETF(2)	12,822,218
87,082	iShares iBoxx USD Investment Grade Corporate Bond ETF	9,478,876
17,357	iShares MSCI South Korea ETF(2)	2,790,311
The accompanying notes are an integral part of these financial statements.

73

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 20.4% - (continued)
	Other Investment Pools & Funds - 20.4% - (continued)
54,790	SPDR Gold MiniShares Trust*		$5,006,162
19,803	State Street SPDR Bloomberg High Yield Bond ETF		1,917,525
	Total Exchange-Traded Funds (cost $31,330,060)		$33,449,889
PREFERRED STOCKS - 0.0%
	Brazil - 0.0%
12,089	Itausa SA (Preference Shares)(5)		$33,983
	Germany - 0.0%
216	Henkel AG & Co. KGaA (Preference Shares)(5)		15,718
	Total Preferred Stocks (cost $36,117)		$49,701
	Total Long-Term Investments (cost $116,919,142)		$143,467,507
SHORT-TERM INVESTMENTS - 12.6%
	Securities Lending Collateral - 4.3%
7,159,364	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(6)		$7,159,364
	U.S. Treasury Securities - 8.3%
	U.S. Treasury Bills - 8.3%
$ 3,900,000	3.54%, 06/11/2026(7)		3,884,121
8,130,000	3.55%, 08/20/2026(7)		8,039,970
1,670,000	3.63%, 08/18/2026(7)		1,651,749
			13,575,840
	Total Short-Term Investments (cost $20,736,621)		$20,735,204
	Total Investments (cost $137,655,763)	100.1%	$164,202,711
	Other Assets and Liabilities	(0.1)%	(220,430)
	Net Assets	100.0%	$163,982,281
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Diversified Opportunities Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2026, the Fund invested 4.1% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$438,697, representing 0.3% of net assets.

(4)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $700,747, representing 0.4% of net assets.

(5)	Currently no rate available.
(6)	Current yield as of period end.
(7)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Technology Select Sector Future	11	06/18/2026	$3,553,330	$112,206
Euro-BTP Italian Bond Future	23	06/08/2026	3,157,212	(31,064)
MSCI Emerging Markets Index Future	30	06/19/2026	2,451,300	87,224
NASDAQ 100 (E-Mini) Future	6	06/18/2026	3,311,520	72,780
The accompanying notes are an integral part of these financial statements.

74

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Futures Contracts Outstanding at April 30, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
S&P 500 (E-Mini) Future	1	06/18/2026	$362,187	$36,994
TOPIX Future	7	06/11/2026	1,674,044	(649)
U.S. Treasury 10-Year Ultra Future	48	06/18/2026	5,417,250	(25,593)
Total futures contracts				$251,898

OTC Total Return Swap Contracts Outstanding at April 30, 2026
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Bloomberg Commodity Index 3 Month Forward	GSC	USD	4,380	(0.11% )	07/31/2026	Monthly	$—	$—	$7,099	$7,099
Total OTC total return swap contracts							$—	$—	$7,099	$7,099

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.S46.V1	USD	6,964,198	(1.00%)	06/20/2031	Quarterly	$—	$(118,048)	$(154,054)	$(36,006)
Total centrally cleared credit default swap contracts						$—	$(118,048)	$(154,054)	$(36,006)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
6,785,000	AUD	4,857,799	USD	MSC	05/26/2026	$24,734
115,000	NZD	68,119	USD	UBS	05/26/2026	(121)
1,099,075	USD	1,535,000	AUD	BCLY	05/26/2026	(5,522)
2,271,151	USD	3,097,000	CAD	BCLY	05/26/2026	(11,387)
1,650,717	USD	1,283,000	CHF	MSC	05/26/2026	3,917
134,203	USD	852,000	DKK	MSC	05/26/2026	188
6,899,371	USD	5,864,000	EUR	GSC	05/26/2026	8,416
3,172,018	USD	2,348,000	GBP	HSBC	05/26/2026	(22,933)
2,976,836	USD	23,286,000	HKD	GSC	05/26/2026	689
3,903,182	USD	620,098,000	JPY	GSC	05/26/2026	(66,965)
541,072	USD	4,945,000	SEK	MSC	05/26/2026	4,716
305,526	USD	388,000	SGD	UBS	05/26/2026	108
Total foreign currency contracts						$(64,160)
The accompanying notes are an integral part of these financial statements.

75

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$5,853,420	$—	$5,853,420	$—
U.S. Government Agencies	15,157,045	—	15,157,045	—
U.S. Government Securities	1,206,444	—	1,206,444	—
Common Stocks	87,751,008	62,428,332	25,322,676	—
Exchange-Traded Funds	33,449,889	33,449,889	—	—
Preferred Stocks	49,701	33,983	15,718	—
Short-Term Investments	20,735,204	7,159,364	13,575,840	—
Foreign Currency Contracts(2)	42,768	—	42,768	—
Futures Contracts(2)	309,204	309,204	—	—
Swaps- Total Return(2)	7,099	—	7,099	—
Total	$164,561,782	$103,380,772	$61,181,010	$—
Liabilities
Foreign Currency Contracts(2)	$(106,928)	$—	$(106,928)	$—
Futures Contracts(2)	(57,306)	(57,306)	—	—
Swaps - Credit Default(2)	(36,006)	—	(36,006)	—
Total	$(200,240)	$(57,306)	$(142,934)	$—

(1)	For the six-month period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

76

Hartford Multi-Strategy Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CAG	Credit Agricole CIB
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
WFB	Wells Fargo Bank NA
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
PYG	Paraguay Guarani
RON	Romania New Leu
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CAC	Cotation Assistee en Continu
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
DAX	Deutscher Aktien Index
FTSE	Financial Times and Stock Exchange
IBEX	Spanish Stock Index
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
ITRAXX-EUR	Markit iTraxx - Europe
ITRAXX-XOVER	iTraxx Europe Crossover
MIB	Milano Italia Borsa
NASDAQ	National Association of Securities Dealers Automated Quotations
OMXS30	OMX Stockholm 30 Index
S&P	Standard & Poor's
SGX	Singapore Exchange
SPI	Share Price Index
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
ASA	Allmennaksjeselskap
Bhd	Berhad
BIBOR	Bangkok Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CPIBR	Consumer price index Brazil
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
GmbH	Gesellschaft mit beschränkter Haftung
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
LME	London Metal Exchange
MIBOR	Mumbai Inter-Bank Offered Rate
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PLTRCI	Polish Short-Term Rate - Compound Index
PRIBOR	Prague Interbank Offered Rate
PT	Perseroan Terbatas
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
ST APPROP	State Appropriation
TBA	To Be Announced
Tbk	Terbuka
THOR	Thai Overnight Repurchase Rate
TIIE	Interbank Equilibrium Interest Rate
TLREF	Turkish Lira Overnight Reference Rate
WIBOR	Warsaw Interbank Offered Rate

77

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	Hartford Moderate Allocation Fund
Assets:
Investments in securities, at market value(1)	$11,235,963,204	$—	$—	$—
Repurchase agreements	34,230,857	—	—	—
Investments in affiliated investment companies, at market value	—	1,350,280,256	140,378,530	326,655,070
Cash	138,963,167	2,697,815	287,018	623,393
Foreign currency	5,801,746	—	—	—
Unrealized appreciation on foreign currency contracts	1,352,961	—	—	—
Receivables:
Investment securities sold	59,344,247	317,027	162,311	80,376
Fund shares sold	6,202,605	216,023	1,605	53,702
Dividends and interest	78,004,528	1,583,742	154,947	237,737
Securities lending income	46,912	—	—	—
Variation margin on centrally cleared swap contracts	102,328	—	—	—
Tax reclaims	4,461,996	—	35,721	—
Other assets	156,809	74,130	70,322	68,300
Total assets	11,564,631,360	1,355,168,993	141,090,454	327,718,578
Liabilities:
Unrealized depreciation on foreign currency contracts	2,148,580	—	—	—
Obligation to return securities lending collateral	122,643,833	—	—	—
Cash collateral due to broker on foreign currency contracts	310,000	—	—	—
Payables:
Investment securities purchased	120,344,698	—	—	—
Fund shares redeemed	11,026,595	495,304	163,916	128,690
Investment management fees	5,002,747	—	—	26,455
Transfer agent fees	2,712,997	442,378	65,642	136,621
Accounting services fees	410,387	53,132	7,145	15,811
Chief Compliance Officer fees	11,057	1,281	133	295
Board of Directors' fees	38,351	4,459	455	990
Variation margin on futures contracts	438,616	—	—	—
Distribution fees	160,550	28,334	2,841	6,814
Accrued expenses	499,227	53,277	23,789	25,010
Total liabilities	265,747,638	1,078,165	263,921	340,686
Net assets	$11,298,883,722	$1,354,090,828	$140,826,533	$327,377,892
Summary of Net Assets:
Capital stock and paid-in-capital	$10,073,048,071	$1,083,679,536	$148,761,870	$254,140,835
Distributable earnings (loss)	1,225,835,651	270,411,292	(7,935,337)	73,237,057
Net assets	$11,298,883,722	$1,354,090,828	$140,826,533	$327,377,892
Shares authorized	1,990,000,000	850,000,000	450,000,000	400,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$14.82	$10.67	$12.24	$13.90
Maximum offering price per share	15.68	11.29	12.95	14.71
Shares outstanding	310,282,211	114,701,402	9,798,199	20,582,439
Net Assets	$4,599,691,441	$1,223,352,491	$119,932,839	$286,154,088
Class C:Net asset value per share	$14.53	$10.58	$12.14	$13.86
Shares outstanding	51,687,824	3,357,847	302,343	460,870
Net Assets	$750,861,034	$35,527,878	$3,671,091	$6,388,090
Class I:Net asset value per share	$14.83	$10.69	$12.25	$13.97
Shares outstanding	212,829,760	7,274,351	1,063,122	732,340
Net Assets	$3,156,233,229	$77,782,642	$13,019,775	$10,231,345
Class R3:Net asset value per share	$14.91	$10.60	$12.22	$13.65
Shares outstanding	7,360,701	1,012,691	108,644	669,578
Net Assets	$109,778,725	$10,731,929	$1,327,498	$9,139,262
Class R4:Net asset value per share	$14.93	$10.61	$12.19	$13.94
Shares outstanding	2,546,656	316,719	79,869	210,651
Net Assets	$38,009,142	$3,360,011	$973,778	$2,936,765
The accompanying notes are an integral part of these financial statements.

78

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	Hartford Moderate Allocation Fund
Class R5:Net asset value per share	$14.95	$10.42	$12.23	$13.99
Shares outstanding	2,395,176	146,339	122,722	831,383
Net Assets	$35,799,844	$1,525,439	$1,500,346	$11,628,947
Class R6:Net asset value per share	$15.07	$—	$—	$—
Shares outstanding	17,046,101	—	—	—
Net Assets	$256,889,716	$—	$—	$—
Class Y:Net asset value per share	$15.08	$—	$12.25	$—
Shares outstanding	2,670,370	—	18,876	—
Net Assets	$40,262,740	$—	$231,166	$—
Class F:Net asset value per share	$14.84	$10.69	$12.26	$13.97
Shares outstanding	155,756,672	169,351	13,875	64,359
Net Assets	$2,311,357,851	$1,810,438	$170,040	$899,395
Cost of investments	$10,463,729,840	$—	$—	$—
Cost of investments in affiliated investments	$—	$1,114,345,872	$126,418,849	$263,995,566
Cost of foreign currency	$5,791,625	$—	$—	$—
(1) Includes Investment in securities on loan, at market value	$135,452,258	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

79

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

	Hartford Moderately Aggressive Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)	Hartford Schroders Diversified Opportunities Fund (Consolidated)
Assets:
Investments in securities, at market value(1)	$—	$615,692,062	$63,081,553	$164,202,711
Repurchase agreements	—	2,340,744	104,375	—
Investments in affiliated investment companies, at market value	583,283,362	—	—	—
Cash	1,068,357	10,551,916	5,690,299	7,033,310
Cash collateral due from broker on futures contracts	—	—	609,000	857,298
Cash collateral due from broker on swap contracts	—	—	—	82,758
Foreign currency	—	1,782,845	83,304	316,449
Unrealized appreciation on OTC swap contracts	—	169,054	—	7,099
Unrealized appreciation on foreign currency contracts	—	328,212	49	42,768
Receivables:
From affiliates	—	—	13,050	3,714
Investment securities sold	166,966	51,470,376	482,272	73,685
Fund shares sold	34,373	70,420	29,585	—
Dividends and interest	172,237	4,024,187	148,839	323,915
Securities lending income	—	34,087	293	19,238
Variation margin on futures contracts	—	396,071	198,385	123,211
Tax reclaims	—	597,047	71,503	21,860
OTC swap contracts premiums paid	—	4,545	—	—
Other assets	72,870	78,046	94,282	17,334
Total assets	584,798,165	687,539,612	70,606,789	173,125,350
Liabilities:
Unrealized depreciation on foreign currency contracts	—	620,972	48,521	106,928
Obligation to return securities lending collateral	—	11,857,789	177,873	7,159,364
Unrealized depreciation on OTC swap contracts	—	273,339	—	—
TBA sale commitments, at market value	—	25,537,737	—	—
Payables:
Investment securities purchased	—	77,036,358	415,070	1,750,234
Fund shares redeemed	190,944	272,435	35,729	—
Investment management fees	46,656	272,461	43,834	72,408
Transfer agent fees	261,978	265,986	19,891	178
Accounting services fees	25,433	26,893	3,719	7,249
Chief Compliance Officer fees	518	518	56	123
Board of Directors' fees	1,743	1,761	185	376
Variation margin on centrally cleared swap contracts	—	43,628	—	3,816
Distribution fees	12,351	10,280	628	—
Distributions payable	—	387	—	—
Written options	—	49,723	—	—
Accrued expenses	32,824	89,854	40,005	42,393
Total liabilities	572,447	116,360,121	785,511	9,143,069
Net assets	$584,225,718	$571,179,491	$69,821,278	$163,982,281
Summary of Net Assets:
Capital stock and paid-in-capital	$398,122,457	$552,827,653	$154,778,417	$135,865,365
Distributable earnings (loss)	186,103,261	18,351,838	(84,957,139)	28,116,916
Net assets	$584,225,718	$571,179,491	$69,821,278	$163,982,281
Shares authorized	400,000,000	845,000,000	710,000,000	150,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0001
Class A:Net asset value per share	$16.33	$20.29	$11.06	$—
Maximum offering price per share	17.28	21.47	11.70	—
Shares outstanding	33,250,105	22,052,862	2,598,172	—
Net Assets	$542,922,231	$447,453,800	$28,741,842	$—
Class C:Net asset value per share	$16.30	$20.50	$10.74	$—
Shares outstanding	764,449	644,232	39,671	—
Net Assets	$12,464,084	$13,208,567	$425,930	$—
Class I:Net asset value per share	$16.19	$20.21	$11.08	$13.08
Shares outstanding	946,349	2,469,471	1,595,580	11,722
Net Assets	$15,319,580	$49,900,338	$17,674,294	$153,380
The accompanying notes are an integral part of these financial statements.

80

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2026 (Unaudited)

	Hartford Moderately Aggressive Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)	Hartford Schroders Diversified Opportunities Fund (Consolidated)
Class R3:Net asset value per share	$15.78	$20.75	$11.13	$—
Shares outstanding	337,165	28,444	13,758	—
Net Assets	$5,320,035	$590,347	$153,180	$—
Class R4:Net asset value per share	$16.24	$20.77	$11.12	$—
Shares outstanding	106,796	32,066	2,955	—
Net Assets	$1,733,887	$666,051	$32,862	$—
Class R5:Net asset value per share	$16.36	$20.73	$10.97	$—
Shares outstanding	319,076	4,704	3,143	—
Net Assets	$5,220,537	$97,501	$34,478	$—
Class R6:Net asset value per share	$—	$20.71	$11.06	$—
Shares outstanding	—	9,467	18,058	—
Net Assets	$—	$196,069	$199,802	$—
Class Y:Net asset value per share	$—	$20.74	$11.07	$—
Shares outstanding	—	126,582	1,081,979	—
Net Assets	$—	$2,625,113	$11,972,683	$—
Class F:Net asset value per share	$16.21	$20.18	$11.08	$—
Shares outstanding	76,829	2,797,405	955,690	—
Net Assets	$1,245,364	$56,441,705	$10,586,207	$—
Class SDR:Net asset value per share	$—	$—	$—	$13.08
Shares outstanding	—	—	—	12,529,385
Net Assets	$—	$—	$—	$163,828,901
Cost of investments	$—	$595,255,230	$56,390,674	$137,655,763
Cost of investments in affiliated investments	$429,060,386	$—	$—	$—
Cost of foreign currency	$—	$1,779,939	$94,884	$313,670
Proceeds of TBA sale commitments	$—	$25,610,673	$—	$—
Written option contracts premiums received	$—	$45,867	$—	$—
(1) Includes Investment in securities on loan, at market value	$—	$15,601,340	$619,585	$10,378,927
The accompanying notes are an integral part of these financial statements.

81

Hartford Multi-Strategy Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	Hartford Moderate Allocation Fund
Investment Income:
Dividends	$76,132,194	$—	$—	$—
Dividends from affiliated investment companies	—	17,353,014	2,879,979	5,347,016
Interest	172,436,671	68,581	8,130	15,807
Securities lending — net	344,921	—	—	—
Less: Foreign tax withheld	(868,049)	—	(3,506)	—
Total investment income, net	248,045,737	17,421,595	2,884,603	5,362,823
Expenses:
Investment management fees	30,798,127	—	—	160,511
Transfer agent fees
Class A	1,740,314	555,360	80,336	167,019
Class C	402,086	26,597	4,891	6,619
Class I	1,654,540	56,347	6,786	5,867
Class R3	116,274	10,661	1,597	9,512
Class R4	37,551	2,843	763	2,157
Class R5	18,592	910	849	5,127
Class R6	5,133	—	—	—
Class Y	23,223	—	123	—
Class F	23,011	34	4	18
Distribution fees
Class A	5,712,014	1,519,473	150,753	350,203
Class C	4,053,868	188,790	21,612	33,367
Class R3	280,008	25,497	3,629	22,195
Class R4	55,222	4,186	1,157	3,537
Custodian fees	81,754	1,005	429	532
Registration and filing fees	111,082	56,256	55,023	50,743
Accounting services fees	846,393	110,259	14,654	32,517
Board of Directors' fees	131,774	15,513	1,629	3,642
Chief Compliance Officer fees	12,249	1,430	151	335
Audit and tax fees	23,991	12,416	14,849	12,417
Other expenses	470,793	59,549	16,093	21,493
Total expenses (before reimbursements and fees paid indirectly)	46,597,999	2,647,126	375,328	887,811
Distribution fee reimbursements	(40,893)	(7,941)	(2,571)	(9,427)
Commission recapture	(17,799)	—	—	—
Total reimbursements and fees paid indirectly	(58,692)	(7,941)	(2,571)	(9,427)
Total expenses	46,539,307	2,639,185	372,757	878,384
Net Investment Income (Loss)	201,506,430	14,782,410	2,511,846	4,484,439
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Capital gain distributions received from affiliated investment companies	—	77,032,757	2,530,273	9,466,250
Investments	450,030,419	—	—	—
Investments in affiliated investment companies	—	(409,769)	622,086	2,982,915
Futures contracts	2,211,433	—	—	—
Swap contracts	(283,780)	—	—	—
Foreign currency contracts	742,405	—	—	—
Other foreign currency transactions	142,598	—	—	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	452,843,075	76,622,988	3,152,359	12,449,165
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(81,176,894)	—	—	—
Investments in affiliated investment companies	—	(32,180,790)	(1,050,642)	19,522
Futures contracts	(2,605,040)	—	—	—
Swap contracts	34,292	—	—	—
Foreign currency contracts	(2,495,717)	—	—	—
Translation of other assets and liabilities in foreign currencies	145,755	—	1,322	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(86,097,604)	(32,180,790)	(1,049,320)	19,522
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	366,745,471	44,442,198	2,103,039	12,468,687
The accompanying notes are an integral part of these financial statements.

82

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	Hartford Moderate Allocation Fund
Net Increase (Decrease) in Net Assets Resulting from Operations	$568,251,901	$59,224,608	$4,614,885	$16,953,126
The accompanying notes are an integral part of these financial statements.

83

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	Hartford Moderately Aggressive Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)	Hartford Schroders Diversified Opportunities Fund (Consolidated)
Investment Income:
Dividends	$—	$7,856,660	$577,875	$1,390,058
Dividends from affiliated investment companies	7,491,069	—	—	—
Interest	23,956	11,180,216	611,509	950,552
Securities lending — net	—	157,153	1,514	85,035
Less: Foreign tax withheld	—	(362,044)	(28,435)	(39,507)
Total investment income, net	7,515,025	18,831,985	1,162,463	2,386,138
Expenses:
Investment management fees	282,760	1,651,620	294,794	450,818
Transfer agent fees
Class A	339,890	342,556	16,040	—
Class C	14,482	10,727	521	—
Class I	8,285	25,199	6,382	96
Class R3	5,966	613	162	—
Class R4	1,547	522	23	—
Class R5	2,629	56	20	—
Class R6	—	3	3	—
Class Y	—	1,407	6,958	—
Class F	24	569	171	—
Class SDR	—	—	—	172
Distribution fees
Class A	660,468	558,277	32,221	—
Class C	63,880	68,935	2,089	—
Class R3	13,558	1,427	385	—
Class R4	2,304	797	37	—
Custodian fees	634	24,888	9,021	17,047
Registration and filing fees	54,786	62,677	59,510	20,720
Accounting services fees	52,390	54,913	8,004	16,793
Board of Directors' fees	6,441	6,410	708	1,732
Chief Compliance Officer fees	592	591	65	151
Audit and tax fees	12,417	33,402	23,378	25,571
Other expenses	31,384	59,103	13,264	8,756
Total expenses (before waivers, reimbursements and fees paid indirectly)	1,554,437	2,904,692	473,756	541,856
Expense waivers	—	—	(90,840)	(13,488)
Management fee waivers	—	—	(44,601)	(21,019)
Distribution fee reimbursements	(16,364)	(15,194)	(98)	—
Commission recapture	—	—	(102)	—
Total waivers, reimbursements and fees paid indirectly	(16,364)	(15,194)	(135,641)	(34,507)
Total expenses	1,538,073	2,889,498	338,115	507,349
Net Investment Income (Loss)	5,976,952	15,942,487	824,348	1,878,789
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Capital gain distributions received from affiliated investment companies	22,910,685	—	—	—
Investments	—	7,837,307	5,489,767	1,558,788
Less: Foreign taxes paid (refunded) on realized capital gains	—	125,274	—	(2,991)
Investments in affiliated investment companies	8,072,671	—	—	—
Purchased options contracts	—	(1,084)	—	—
Futures contracts	—	(1,256,401)	989,106	343,396
Written options contracts	—	659,628	—	—
Swap contracts	—	(152,258)	—	809,022
Foreign currency contracts	—	508,077	(56,433)	487,664
Other foreign currency transactions	—	46,087	2,097	(14,963)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	30,983,356	7,766,630	6,424,537	3,180,916
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	—	4,376,854	3,204,466	4,929,332
Investments in affiliated investment companies	1,770,339	—	—	—
Purchased options contracts	—	(99)	—	—
Futures contracts	—	(1,829,744)	376,677	(332,894)
The accompanying notes are an integral part of these financial statements.

84

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2026 (Unaudited)

	Hartford Moderately Aggressive Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)	Hartford Schroders Diversified Opportunities Fund (Consolidated)
Written options contracts	$—	$(3,856)	$—	$—
Swap contracts	—	34,729	—	235,375
Foreign currency contracts	—	(954,313)	(48,326)	(170,146)
Translation of other assets and liabilities in foreign currencies	—	26,132	11,900	12,266
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	1,770,339	1,649,703	3,544,717	4,673,933
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	32,753,695	9,416,333	9,969,254	7,854,849
Net Increase (Decrease) in Net Assets Resulting from Operations	$38,730,647	$25,358,820	$10,793,602	$9,733,638
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$3,390	$—	$2,835
The accompanying notes are an integral part of these financial statements.

85

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets

	The Hartford Balanced Income Fund		The Hartford Checks and Balances Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$201,506,430	$417,641,753	$14,782,410	$28,236,947
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	452,843,075	463,894,575	76,622,988	79,028,963
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(86,097,604)	(54,214,404)	(32,180,790)	28,466,604
Net Increase (Decrease) in Net Assets Resulting from Operations	568,251,901	827,321,924	59,224,608	135,732,514
Distributions to Shareholders:
Class A	(271,246,107)	(306,505,378)	(78,103,224)	(54,759,664)
Class C	(47,320,544)	(67,980,269)	(2,393,132)	(1,706,903)
Class I	(198,182,507)	(250,236,213)	(5,549,404)	(4,422,122)
Class R3	(6,410,863)	(7,677,913)	(628,462)	(420,261)
Class R4	(2,948,499)	(3,831,761)	(219,813)	(161,703)
Class R5	(2,098,161)	(2,641,003)	(101,917)	(78,072)
Class R6	(15,390,160)	(17,896,100)	—	—
Class Y	(2,572,577)	(3,315,294)	—	—
Class F	(143,744,280)	(175,388,374)	(116,535)	(91,215)
Total distributions	(689,913,698)	(835,472,305)	(87,112,487)	(61,639,940)
Capital Share Transactions:
Sold	742,071,757	1,678,424,167	28,476,086	86,917,100
Issued on reinvestment of distributions	657,485,803	794,273,240	86,647,777	61,303,945
Redeemed	(1,642,758,431)	(3,206,897,941)	(124,973,916)	(234,442,036)
Net increase (decrease) from capital share transactions	(243,200,871)	(734,200,534)	(9,850,053)	(86,220,991)
Net Increase (Decrease) in Net Assets	(364,862,668)	(742,350,915)	(37,737,932)	(12,128,417)
Net Assets:
Beginning of period	11,663,746,390	12,406,097,305	1,391,828,760	1,403,957,177
End of period	$11,298,883,722	$11,663,746,390	$1,354,090,828	$1,391,828,760
The accompanying notes are an integral part of these financial statements.

86

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Conservative Allocation Fund		Hartford Moderate Allocation Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$2,511,846	$4,245,130	$4,484,439	$6,469,668
Net realized gain (loss) on investments and foreign currency transactions	3,152,359	136,662	12,449,165	25,836,455
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(1,049,320)	10,698,929	19,522	10,576,039
Net Increase (Decrease) in Net Assets Resulting from Operations	4,614,885	15,080,721	16,953,126	42,882,162
Distributions to Shareholders:
Class A	(3,807,444)	(3,349,764)	(25,923,130)	(6,536,015)
Class C	(108,430)	(140,404)	(585,642)	(103,897)
Class I	(420,059)	(271,133)	(1,026,641)	(217,808)
Class R3	(41,008)	(41,870)	(801,438)	(199,101)
Class R4	(28,419)	(20,940)	(256,189)	(69,855)
Class R5	(48,944)	(41,047)	(1,018,767)	(245,249)
Class Y	(8,251)	(14,743)	—	—
Class F	(7,445)	(10,107)	(86,175)	(28,091)
Total distributions	(4,470,000)	(3,890,008)	(29,697,982)	(7,400,016)
Capital Share Transactions:
Sold	6,383,099	11,604,155	11,127,124	19,023,639
Issued on reinvestment of distributions	4,371,285	3,811,128	29,393,918	7,329,985
Redeemed	(15,694,993)	(33,971,065)	(25,746,067)	(54,023,411)
Net increase (decrease) from capital share transactions	(4,940,609)	(18,555,782)	14,774,975	(27,669,787)
Net Increase (Decrease) in Net Assets	(4,795,724)	(7,365,069)	2,030,119	7,812,359
Net Assets:
Beginning of period	145,622,257	152,987,326	325,347,773	317,535,414
End of period	$140,826,533	$145,622,257	$327,377,892	$325,347,773
The accompanying notes are an integral part of these financial statements.

87

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Moderately Aggressive Allocation Fund		Hartford Multi-Asset Income Fund
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$5,976,952	$7,090,806	$15,942,487	$34,598,185
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	30,983,356	52,498,052	7,766,630	2,681,569
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,770,339	28,291,014	1,649,703	21,867,648
Net Increase (Decrease) in Net Assets Resulting from Operations	38,730,647	87,879,872	25,358,820	59,147,402
Distributions to Shareholders:
Class A	(53,037,151)	(15,584,599)	(14,291,793)	(28,628,322)
Class C	(1,224,117)	(312,908)	(375,134)	(868,457)
Class I	(1,474,842)	(410,211)	(1,589,006)	(2,876,447)
Class R3	(550,984)	(159,176)	(16,883)	(36,144)
Class R4	(185,849)	(69,523)	(19,946)	(36,556)
Class R5	(503,027)	(150,609)	(3,109)	(5,930)
Class R6	—	—	(6,465)	(12,210)
Class Y	—	—	(84,761)	(164,346)
Class F	(129,111)	(35,962)	(1,834,493)	(3,640,646)
Total distributions	(57,105,081)	(16,722,988)	(18,221,590)	(36,269,058)
Capital Share Transactions:
Sold	12,568,929	22,869,217	24,445,507	29,530,546
Issued on reinvestment of distributions	56,278,279	16,495,928	17,967,173	35,771,899
Redeemed	(43,286,393)	(74,827,379)	(47,508,026)	(105,653,666)
Net increase (decrease) from capital share transactions	25,560,815	(35,462,234)	(5,095,346)	(40,351,221)
Net Increase (Decrease) in Net Assets	7,186,381	35,694,650	2,041,884	(17,472,877)
Net Assets:
Beginning of period	577,039,337	541,344,687	569,137,607	586,610,484
End of period	$584,225,718	$577,039,337	$571,179,491	$569,137,607
The accompanying notes are an integral part of these financial statements.

88

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Real Asset Fund (Consolidated)		Hartford Schroders Diversified Opportunities Fund (Consolidated)
	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six-Month Period Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$824,348	$2,128,562	$1,878,789	$2,876,191
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	6,424,537	2,988,834	3,180,916	782,867
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	3,544,717	2,295,087	4,673,933	14,327,729
Net Increase (Decrease) in Net Assets Resulting from Operations	10,793,602	7,412,483	9,733,638	17,986,787
Distributions to Shareholders:
Class A	(856,379)	(770,554)	—	—
Class C	(11,166)	(17,634)	—	—
Class I	(510,487)	(463,675)	(6,374)	(4,811)
Class R3	(5,614)	(4,878)	—	—
Class R4	(1,000)	(840)	—	—
Class R5	(1,675)	(1,937)	—	—
Class R6	(6,451)	(5,826)	—	—
Class Y	(580,674)	(1,125,343)	—	—
Class F	(329,968)	(369,921)	—	—
Class SDR	—	—	(7,024,433)	(3,066,794)
Total distributions	(2,303,414)	(2,760,608)	(7,030,807)	(3,071,605)
Capital Share Transactions:
Sold	6,483,606	7,022,106	1,037,525	57,940,677
Issued on reinvestment of distributions	2,257,844	2,722,500	7,030,807	3,071,605
Redeemed	(8,935,488)	(32,281,067)	(105,969)	—
Net increase (decrease) from capital share transactions	(194,038)	(22,536,461)	7,962,363	61,012,282
Net Increase (Decrease) in Net Assets	8,296,150	(17,884,586)	10,665,194	75,927,464
Net Assets:
Beginning of period	61,525,128	79,409,714	153,317,087	77,389,623
End of period	$69,821,278	$61,525,128	$163,982,281	$153,317,087
The accompanying notes are an integral part of these financial statements.

89

Hartford Multi-Strategy Funds
Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Balanced Income Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$14.99	$0.25	$0.47	$0.72	$(0.25)	$(0.64)	$—	$(0.89)	$14.82	4.99%(5)	$4,599,691	0.89%(6)	0.89%(6)	3.44%(6)	51%
C	14.71	0.19	0.46	0.65	(0.19)	(0.64)	—	(0.83)	14.53	4.59 (5)	750,861	1.67 (6)	1.67 (6)	2.67 (6)	51
I	15.00	0.27	0.47	0.74	(0.27)	(0.64)	—	(0.91)	14.83	5.11 (5)	3,156,233	0.67 (6)	0.67 (6)	3.66 (6)	51
R3	15.08	0.23	0.46	0.69	(0.22)	(0.64)	—	(0.86)	14.91	4.75 (5)	109,779	1.27 (6)	1.27 (6)	3.06 (6)	51
R4	15.09	0.25	0.47	0.72	(0.24)	(0.64)	—	(0.88)	14.93	4.97 (5)	38,009	0.99 (6)	0.99 (6)	3.38 (6)	51
R5	15.11	0.27	0.48	0.75	(0.27)	(0.64)	—	(0.91)	14.95	5.13 (5)	35,800	0.67 (6)	0.67 (6)	3.66 (6)	51
R6	15.23	0.28	0.48	0.76	(0.28)	(0.64)	—	(0.92)	15.07	5.14 (5)	256,890	0.57 (6)	0.57 (6)	3.76 (6)	51
Y	15.23	0.27	0.49	0.76	(0.27)	(0.64)	—	(0.91)	15.08	5.15 (5)	40,263	0.68 (6)	0.68 (6)	3.65 (6)	51
F	15.01	0.28	0.47	0.75	(0.28)	(0.64)	—	(0.92)	14.84	5.15 (5)	2,311,358	0.57 (6)	0.57 (6)	3.76 (6)	51
For the Year Ended October 31, 2025
A	$14.99	$0.50	$0.51	$1.01	$(0.51)	$(0.50)	$—	$(1.01)	$14.99	7.15%	$4,564,809	0.89%	0.89%	3.42%	90%
C	14.72	0.38	0.50	0.88	(0.39)	(0.50)	—	(0.89)	14.71	6.36	872,665	1.65	1.65	2.67	90
I	15.00	0.54	0.50	1.04	(0.54)	(0.50)	—	(1.04)	15.00	7.40	3,340,152	0.66	0.66	3.66	90
R3	15.07	0.45	0.51	0.96	(0.45)	(0.50)	—	(0.95)	15.08	6.76	113,461	1.27	1.27	3.04	90
R4	15.08	0.49	0.52	1.01	(0.50)	(0.50)	—	(1.00)	15.09	7.09	53,155	0.97	0.97	3.35	90
R5	15.10	0.54	0.51	1.05	(0.54)	(0.50)	—	(1.04)	15.11	7.40	36,029	0.67	0.67	3.64	90
R6	15.21	0.56	0.52	1.08	(0.56)	(0.50)	—	(1.06)	15.23	7.53	256,264	0.57	0.57	3.74	90
Y	15.22	0.54	0.51	1.05	(0.54)	(0.50)	—	(1.04)	15.23	7.34	45,245	0.67	0.67	3.64	90
F	15.01	0.55	0.51	1.06	(0.56)	(0.50)	—	(1.06)	15.01	7.49	2,381,967	0.57	0.57	3.75	90
For the Year Ended October 31, 2024
A	$13.02	$0.51	$1.97	$2.48	$(0.51)	$—	$—	$(0.51)	$14.99	19.24%	$4,473,996	0.88%	0.88%	3.52%	61%
C	12.79	0.39	1.94	2.33	(0.40)	—	—	(0.40)	14.72	18.34	1,220,237	1.64	1.64	2.79	61
I	13.02	0.54	1.99	2.53	(0.55)	—	—	(0.55)	15.00	19.60	3,672,808	0.64	0.64	3.77	61
R3	13.08	0.46	1.99	2.45	(0.46)	—	—	(0.46)	15.07	18.85	124,184	1.28	1.27	3.14	61
R4	13.09	0.50	1.99	2.49	(0.50)	—	—	(0.50)	15.08	19.19	59,591	0.96	0.96	3.45	61
R5	13.11	0.54	1.99	2.53	(0.54)	—	—	(0.54)	15.10	19.51	38,932	0.66	0.66	3.75	61
R6	13.20	0.56	2.01	2.57	(0.56)	—	—	(0.56)	15.21	19.65	251,895	0.56	0.56	3.85	61
Y	13.21	0.55	2.00	2.55	(0.54)	—	—	(0.54)	15.22	19.51	48,983	0.67	0.67	3.74	61
F	13.03	0.56	1.98	2.54	(0.56)	—	—	(0.56)	15.01	19.68	2,515,471	0.56	0.56	3.85	61
For the Year Ended October 31, 2023
A	$13.75	$0.45	$(0.29)	$0.16	$(0.47)	$(0.42)	$—	$(0.89)	$13.02	0.94%	$3,957,111	0.87%	0.87%	3.26%	57%
C	13.51	0.34	(0.28)	0.06	(0.36)	(0.42)	—	(0.78)	12.79	0.23	1,524,593	1.63	1.63	2.50	57
I	13.75	0.49	(0.30)	0.19	(0.50)	(0.42)	—	(0.92)	13.02	1.18	3,695,164	0.63	0.63	3.50	57
R3	13.81	0.40	(0.30)	0.10	(0.41)	(0.42)	—	(0.83)	13.08	0.55	120,885	1.25	1.24	2.89	57
R4	13.82	0.44	(0.30)	0.14	(0.45)	(0.42)	—	(0.87)	13.09	0.85	58,655	0.95	0.95	3.18	57
R5	13.84	0.48	(0.29)	0.19	(0.50)	(0.42)	—	(0.92)	13.11	1.16	37,567	0.65	0.65	3.48	57
R6	13.93	0.50	(0.30)	0.20	(0.51)	(0.42)	—	(0.93)	13.20	1.25	254,986	0.55	0.55	3.58	57
Y	13.93	0.49	(0.30)	0.19	(0.49)	(0.42)	—	(0.91)	13.21	1.21	48,595	0.66	0.66	3.45	57
F	13.76	0.50	(0.30)	0.20	(0.51)	(0.42)	—	(0.93)	13.03	1.27	2,368,403	0.55	0.55	3.58	57
The accompanying notes are an integral part of these financial statements.

90

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Balanced Income Fund – (continued)
For the Year Ended October 31, 2022
A	$16.72	$0.37	$(2.21)	$(1.84)	$(0.37)	$(0.76)	$—	$(1.13)	$13.75	(11.62)%	$4,167,360	0.86%	0.86%	2.50%	60%
C	16.45	0.26	(2.18)	(1.92)	(0.26)	(0.76)	—	(1.02)	13.51	(12.33)	2,053,985	1.62	1.62	1.73	60
I	16.72	0.41	(2.21)	(1.80)	(0.41)	(0.76)	—	(1.17)	13.75	(11.41)	4,254,506	0.62	0.62	2.74	60
R3	16.79	0.32	(2.22)	(1.90)	(0.32)	(0.76)	—	(1.08)	13.81	(11.96)	132,616	1.24	1.23	2.12	60
R4	16.80	0.36	(2.22)	(1.86)	(0.36)	(0.76)	—	(1.12)	13.82	(11.71)	72,765	0.94	0.94	2.41	60
R5	16.82	0.41	(2.23)	(1.82)	(0.40)	(0.76)	—	(1.16)	13.84	(11.42)	38,799	0.64	0.64	2.71	60
R6	16.92	0.43	(2.24)	(1.81)	(0.42)	(0.76)	—	(1.18)	13.93	(11.32)	252,429	0.54	0.54	2.82	60
Y	16.92	0.41	(2.24)	(1.83)	(0.40)	(0.76)	—	(1.16)	13.93	(11.42)	88,076	0.64	0.64	2.70	60
F	16.73	0.42	(2.21)	(1.79)	(0.42)	(0.76)	—	(1.18)	13.76	(11.32)	2,468,012	0.54	0.54	2.83	60
For the Year Ended October 31, 2021
A	$14.53	$0.33	$2.26	$2.59	$(0.33)	$(0.07)	$—	$(0.40)	$16.72	17.97%	$4,748,602	0.86%	0.86%	2.08%	44%
C	14.29	0.21	2.22	2.43	(0.20)	(0.07)	—	(0.27)	16.45	17.16	2,859,547	1.61	1.61	1.34	44
I	14.53	0.37	2.25	2.62	(0.36)	(0.07)	—	(0.43)	16.72	18.26	4,859,868	0.61	0.61	2.33	44
R3	14.59	0.28	2.25	2.53	(0.26)	(0.07)	—	(0.33)	16.79	17.51	153,099	1.24	1.24	1.71	44
R4	14.59	0.32	2.27	2.59	(0.31)	(0.07)	—	(0.38)	16.80	17.93	93,401	0.94	0.94	2.01	44
R5	14.61	0.37	2.27	2.64	(0.36)	(0.07)	—	(0.43)	16.82	18.25	43,487	0.64	0.64	2.31	44
R6	14.70	0.39	2.28	2.67	(0.38)	(0.07)	—	(0.45)	16.92	18.33	285,749	0.54	0.54	2.40	44
Y	14.70	0.38	2.27	2.65	(0.36)	(0.07)	—	(0.43)	16.92	18.21	132,364	0.64	0.64	2.31	44
F	14.54	0.39	2.25	2.64	(0.38)	(0.07)	—	(0.45)	16.73	18.33	2,719,790	0.53	0.53	2.40	44
The Hartford Checks and Balances Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$10.89	$0.12	$0.35	$0.47	$(0.13)	$(0.56)	$—	$(0.69)	$10.67	4.53%(5)	$1,223,352	0.38%(6)	0.38%(6)	2.20%(6)	10%
C	10.81	0.07	0.35	0.42	(0.09)	(0.56)	—	(0.65)	10.58	4.03 (5)	35,528	1.18 (6)	1.18 (6)	1.39 (6)	10
I	10.92	0.13	0.34	0.47	(0.14)	(0.56)	—	(0.70)	10.69	4.53 (5)	77,783	0.18 (6)	0.18 (6)	2.40 (6)	10
R3	10.83	0.10	0.34	0.44	(0.11)	(0.56)	—	(0.67)	10.60	4.28 (5)	10,732	0.75 (6)	0.75 (6)	1.83 (6)	10
R4	10.84	0.11	0.35	0.46	(0.13)	(0.56)	—	(0.69)	10.61	4.42 (5)	3,360	0.46 (6)	0.46 (6)	2.14 (6)	10
R5	10.66	0.12	0.34	0.46	(0.14)	(0.56)	—	(0.70)	10.42	4.56 (5)	1,525	0.16 (6)	0.16 (6)	2.41 (6)	10
F	10.92	0.13	0.35	0.48	(0.15)	(0.56)	—	(0.71)	10.69	4.61 (5)	1,810	0.04 (6)	0.04 (6)	2.57 (6)	10
For the Year Ended October 31, 2025
A	$10.31	$0.21	$0.83	$1.04	$(0.32)	$(0.14)	$—	$(0.46)	$10.89	10.42%	$1,246,006	0.38%	0.38%	2.06%	17%
C	10.23	0.13	0.82	0.95	(0.23)	(0.14)	—	(0.37)	10.81	9.61	40,734	1.17	1.17	1.28	17
I	10.33	0.24	0.83	1.07	(0.34)	(0.14)	—	(0.48)	10.92	10.73	88,006	0.17	0.17	2.31	17
R3	10.25	0.17	0.83	1.00	(0.28)	(0.14)	—	(0.42)	10.83	10.06	10,313	0.76	0.76	1.68	17
R4	10.26	0.20	0.83	1.03	(0.31)	(0.14)	—	(0.45)	10.84	10.39	3,458	0.46	0.46	1.98	17
R5	10.10	0.23	0.81	1.04	(0.34)	(0.14)	—	(0.48)	10.66	10.69	1,540	0.16	0.16	2.28	17
F	10.33	0.25	0.83	1.08	(0.35)	(0.14)	—	(0.49)	10.92	10.87	1,772	0.04	0.04	2.42	17
For the Year Ended October 31, 2024
A	$8.68	$0.19	$1.89	$2.08	$(0.19)	$(0.26)	$—	$(0.45)	$10.31	24.48%	$1,252,057	0.38%	0.38%	1.95%	7%
C	8.62	0.11	1.87	1.98	(0.11)	(0.26)	—	(0.37)	10.23	23.44	49,189	1.16	1.16	1.18	7
I	8.70	0.22	1.88	2.10	(0.21)	(0.26)	—	(0.47)	10.33	24.70	85,087	0.15	0.15	2.22	7
R3	8.63	0.15	1.88	2.03	(0.15)	(0.26)	—	(0.41)	10.25	24.06	10,347	0.75	0.75	1.57	7
R4	8.64	0.18	1.88	2.06	(0.18)	(0.26)	—	(0.44)	10.26	24.40	3,627	0.45	0.45	1.88	7
R5	8.51	0.21	1.85	2.06	(0.21)	(0.26)	—	(0.47)	10.10	24.82	1,625	0.14	0.14	2.17	7
F	8.70	0.24	1.87	2.11	(0.22)	(0.26)	—	(0.48)	10.33	24.83	2,024	0.04	0.04	2.48	7
The accompanying notes are an integral part of these financial statements.

91

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Checks and Balances Fund – (continued)
For the Year Ended October 31, 2023
A	$9.17	$0.15	$0.12	$0.27	$(0.15)	$(0.61)	$—	$(0.76)	$8.68	2.95%	$1,114,721	0.38%	0.38%	1.63%	9%
C	9.11	0.08	0.12	0.20	(0.08)	(0.61)	—	(0.69)	8.62	2.14	54,600	1.16	1.16	0.85	9
I	9.19	0.17	0.12	0.29	(0.17)	(0.61)	—	(0.78)	8.70	3.19	70,625	0.14	0.14	1.84	9
R3	9.13	0.11	0.12	0.23	(0.12)	(0.61)	—	(0.73)	8.63	2.46	8,621	0.76	0.75	1.26	9
R4	9.14	0.14	0.12	0.26	(0.15)	(0.61)	—	(0.76)	8.64	2.79	3,081	0.44	0.44	1.58	9
R5	9.01	0.16	0.12	0.28	(0.17)	(0.61)	—	(0.78)	8.51	3.12	1,225	0.16	0.16	1.85	9
F	9.18	0.19	0.12	0.31	(0.18)	(0.61)	—	(0.79)	8.70	3.41	5,835	0.04	0.04	2.08	9
For the Year Ended October 31, 2022
A	$11.34	$0.13	$(1.60)	$(1.47)	$(0.28)	$(0.42)	$—	$(0.70)	$9.17	(13.73)%	$1,204,237	0.38%	0.37%	1.25%	15%
C	11.26	0.05	(1.58)	(1.53)	(0.20)	(0.42)	—	(0.62)	9.11	(14.35)	73,444	1.15	1.15	0.46	15
I	11.36	0.15	(1.59)	(1.44)	(0.31)	(0.42)	—	(0.73)	9.19	(13.50)	75,930	0.14	0.14	1.48	15
R3	11.28	0.09	(1.57)	(1.48)	(0.25)	(0.42)	—	(0.67)	9.13	(13.94)	9,384	0.75	0.74	0.89	15
R4	11.29	0.12	(1.57)	(1.45)	(0.28)	(0.42)	—	(0.70)	9.14	(13.67)	3,055	0.44	0.44	1.18	15
R5	11.15	0.14	(1.55)	(1.41)	(0.31)	(0.42)	—	(0.73)	9.01	(13.49)	577	0.16	0.16	1.47	15
F	11.35	0.16	(1.59)	(1.43)	(0.32)	(0.42)	—	(0.74)	9.18	(13.42)	1,926	0.04	0.04	1.58	15
For the Year Ended October 31, 2021
A	$9.42	$0.11	$2.25	$2.36	$(0.18)	$(0.26)	$—	$(0.44)	$11.34	25.55%	$1,495,256	0.37%	0.37%	1.05%	8%
C	9.36	0.03	2.23	2.26	(0.10)	(0.26)	—	(0.36)	11.26	24.52	109,278	1.15	1.15	0.30	8
I	9.44	0.14	2.25	2.39	(0.21)	(0.26)	—	(0.47)	11.36	25.80	101,121	0.13	0.13	1.29	8
R3	9.38	0.07	2.23	2.30	(0.14)	(0.26)	—	(0.40)	11.28	24.94	11,046	0.75	0.75	0.68	8
R4	9.39	0.10	2.23	2.33	(0.17)	(0.26)	—	(0.43)	11.29	25.32	3,504	0.45	0.45	0.97	8
R5	9.28	0.13	2.21	2.34	(0.21)	(0.26)	—	(0.47)	11.15	25.69	669	0.15	0.15	1.25	8
F	9.43	0.15	2.25	2.40	(0.22)	(0.26)	—	(0.48)	11.35	25.93	2,533	0.04	0.04	1.39	8
The Hartford Conservative Allocation Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$12.23	$0.21	$0.18	$0.39	$(0.38)	$—	$—	$(0.38)	$12.24	3.26%(5)	$119,933	0.53%(6)	0.52%(6)	3.55%(6)	9%
C	12.09	0.16	0.18	0.34	(0.29)	—	—	(0.29)	12.14	2.83 (5)	3,671	1.37 (6)	1.37 (6)	2.69 (6)	9
I	12.25	0.23	0.19	0.42	(0.42)	—	—	(0.42)	12.25	3.48 (5)	13,020	0.25 (6)	0.25 (6)	3.80 (6)	9
R3	12.19	0.19	0.18	0.37	(0.34)	—	—	(0.34)	12.22	3.11 (5)	1,327	0.87 (6)	0.87 (6)	3.21 (6)	9
R4	12.18	0.21	0.18	0.39	(0.38)	—	—	(0.38)	12.19	3.27 (5)	974	0.56 (6)	0.56 (6)	3.49 (6)	9
R5	12.23	0.22	0.20	0.42	(0.42)	—	—	(0.42)	12.23	3.49 (5)	1,500	0.26 (6)	0.26 (6)	3.72 (6)	9
Y	12.25	0.23	0.19	0.42	(0.42)	—	—	(0.42)	12.25	3.48 (5)	231	0.25 (6)	0.25 (6)	3.85 (6)	9
F	12.27	0.24	0.18	0.42	(0.43)	—	—	(0.43)	12.26	3.51 (5)	170	0.15 (6)	0.15 (6)	3.96 (6)	9
For the Year Ended October 31, 2025
A	$11.31	$0.34	$0.87	$1.21	$(0.27)	$(0.02)	$—	$(0.29)	$12.23	11.02%	$124,149	0.53%	0.53%	2.93%	27%
C	11.19	0.25	0.86	1.11	(0.19)	(0.02)	—	(0.21)	12.09	10.10	4,869	1.34	1.33	2.16	27
I	11.34	0.37	0.87	1.24	(0.31)	(0.02)	—	(0.33)	12.25	11.23	12,357	0.26	0.26	3.19	27
R3	11.28	0.29	0.88	1.17	(0.24)	(0.02)	—	(0.26)	12.19	10.61	1,454	0.87	0.87	2.56	27
R4	11.27	0.33	0.87	1.20	(0.27)	(0.02)	—	(0.29)	12.18	10.96	911	0.57	0.57	2.89	27
R5	11.32	0.36	0.88	1.24	(0.31)	(0.02)	—	(0.33)	12.23	11.25	1,425	0.27	0.27	3.14	27
Y	11.34	0.32	0.92	1.24	(0.31)	(0.02)	—	(0.33)	12.25	11.23	245	0.22	0.22	2.76	27
F	11.35	0.39	0.87	1.26	(0.32)	(0.02)	—	(0.34)	12.27	11.44	212	0.15	0.15	3.39	27
The accompanying notes are an integral part of these financial statements.

92

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Conservative Allocation Fund – (continued)
For the Year Ended October 31, 2024
A	$9.82	$0.31	$1.45	$1.76	$(0.27)	$—	$—	$(0.27)	$11.31	18.10%	$130,603	0.63%	0.63%	2.85%	29%
C	9.73	0.22	1.43	1.65	(0.19)	—	—	(0.19)	11.19	17.05	7,736	1.44	1.44	2.06	29
I	9.85	0.36	1.42	1.78	(0.29)	—	—	(0.29)	11.34	18.35	8,851	0.38	0.38	3.36	29
R3	9.81	0.27	1.44	1.71	(0.24)	—	—	(0.24)	11.28	17.61	1,914	0.99	0.98	2.45	29
R4	9.80	0.30	1.44	1.74	(0.27)	—	—	(0.27)	11.27	17.99	736	0.69	0.68	2.74	29
R5	9.84	0.33	1.46	1.79	(0.31)	—	—	(0.31)	11.32	18.38	1,510	0.38	0.38	3.03	29
Y(7)	11.41	0.02	(0.09)(8)	(0.07)	—	—	—	—	11.34	(0.61)(5)	1,345	0.16 (6)(9)	0.16 (6)(9)	10.84 (6)(9)	29
F	9.86	0.34	1.46	1.80	(0.31)	—	—	(0.31)	11.35	18.45	292	0.27	0.27	3.23	29
For the Year Ended October 31, 2023
A	$9.80	$0.23	$0.04	$0.27	$(0.21)	$(0.04)	$—	$(0.25)	$9.82	2.72%	$80,253	0.63%	0.62%	2.25%	19%
C	9.70	0.15	0.05	0.20	(0.13)	(0.04)	—	(0.17)	9.73	2.07	5,145	1.41	1.41	1.46	19
I	9.82	0.25	0.05	0.30	(0.23)	(0.04)	—	(0.27)	9.85	3.08	1,918	0.37	0.37	2.51	19
R3	9.79	0.19	0.05	0.24	(0.18)	(0.04)	—	(0.22)	9.81	2.47	1,206	0.98	0.98	1.86	19
R4	9.79	0.22	0.04	0.26	(0.21)	(0.04)	—	(0.25)	9.80	2.67	518	0.68	0.68	2.17	19
R5	9.83	0.25	0.04	0.29	(0.24)	(0.04)	—	(0.28)	9.84	2.97	1,228	0.38	0.38	2.51	19
F	9.83	0.27	0.04	0.31	(0.24)	(0.04)	—	(0.28)	9.86	3.18	144	0.27	0.27	2.62	19
For the Year Ended October 31, 2022
A	$12.14	$0.22	$(2.01)	$(1.79)	$(0.19)	$(0.36)	$—	$(0.55)	$9.80	(15.43)%	$92,732	0.60%	0.59%	2.01%	50%
C	12.04	0.13	(2.01)	(1.88)	(0.10)	(0.36)	—	(0.46)	9.70	(16.20)	5,756	1.38	1.38	1.21	50
I	12.17	0.24	(2.01)	(1.77)	(0.22)	(0.36)	—	(0.58)	9.82	(15.26)	1,726	0.34	0.34	2.27	50
R3	12.15	0.18	(2.02)	(1.84)	(0.16)	(0.36)	—	(0.52)	9.79	(15.80)	1,554	0.96	0.96	1.68	50
R4	12.15	0.21	(2.01)	(1.80)	(0.20)	(0.36)	—	(0.56)	9.79	(15.55)	532	0.66	0.66	1.92	50
R5	12.19	0.24	(2.01)	(1.77)	(0.23)	(0.36)	—	(0.59)	9.83	(15.24)	1,187	0.36	0.36	2.25	50
F	12.18	0.26	(2.02)	(1.76)	(0.23)	(0.36)	—	(0.59)	9.83	(15.17)	142	0.24	0.24	2.37	50
For the Year Ended October 31, 2021
A	$10.99	$0.11	$1.21	$1.32	$(0.17)	$—	$—	$(0.17)	$12.14	12.13%	$123,369	0.58%	0.58%	0.89%	14%
C	10.90	0.02	1.21	1.23	(0.09)	—	—	(0.09)	12.04	11.29	8,208	1.37	1.37	0.14	14
I	11.01	0.14	1.22	1.36	(0.20)	—	—	(0.20)	12.17	12.48	2,188	0.32	0.32	1.14	14
R3	11.00	0.06	1.23	1.29	(0.14)	—	—	(0.14)	12.15	11.84	2,344	0.95	0.95	0.50	14
R4	11.00	0.10	1.23	1.33	(0.18)	—	—	(0.18)	12.15	12.17	684	0.64	0.64	0.87	14
R5	11.04	0.13	1.24	1.37	(0.22)	—	—	(0.22)	12.19	12.47	1,452	0.35	0.35	1.13	14
F	11.03	0.16	1.21	1.37	(0.22)	—	—	(0.22)	12.18	12.48	169	0.23	0.23	1.31	14
Hartford Moderate Allocation Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$14.50	$0.19	$0.53	$0.72	$(0.31)	$(1.01)	$—	$(1.32)	$13.90	5.40%(5)	$286,154	0.55%(6)	0.54%(6)	2.80%(6)	10%
C	14.41	0.13	0.52	0.65	(0.19)	(1.01)	—	(1.20)	13.86	4.91 (5)	6,388	1.37 (6)	1.37 (6)	1.97 (6)	10
I	14.59	0.21	0.52	0.73	(0.34)	(1.01)	—	(1.35)	13.97	5.49 (5)	10,231	0.29 (6)	0.29 (6)	3.11 (6)	10
R3	14.23	0.17	0.51	0.68	(0.25)	(1.01)	—	(1.26)	13.65	5.24 (5)	9,139	0.89 (6)	0.89 (6)	2.47 (6)	10
R4	14.53	0.19	0.53	0.72	(0.30)	(1.01)	—	(1.31)	13.94	5.39 (5)	2,937	0.58 (6)	0.58 (6)	2.76 (6)	10
R5	14.60	0.21	0.53	0.74	(0.34)	(1.01)	—	(1.35)	13.99	5.56 (5)	11,629	0.27 (6)	0.27 (6)	3.07 (6)	10
F	14.60	0.22	0.52	0.74	(0.36)	(1.01)	—	(1.37)	13.97	5.52 (5)	899	0.18 (6)	0.18 (6)	3.16 (6)	10
The accompanying notes are an integral part of these financial statements.

93

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Moderate Allocation Fund – (continued)
For the Year Ended October 31, 2025
A	$12.97	$0.28	$1.56	$1.84	$(0.31)	$—	$—	$(0.31)	$14.50	14.49%	$283,964	0.55%	0.55%	2.06%	39%
C	12.87	0.16	1.57	1.73	(0.19)	—	—	(0.19)	14.41	13.62	7,080	1.39	1.39	1.22	39
I	13.04	0.31	1.58	1.89	(0.34)	—	—	(0.34)	14.59	14.88	10,613	0.29	0.29	2.30	39
R3	12.73	0.22	1.54	1.76	(0.26)	—	—	(0.26)	14.23	14.07	8,884	0.90	0.90	1.70	39
R4	13.00	0.27	1.56	1.83	(0.30)	—	—	(0.30)	14.53	14.42	2,970	0.60	0.60	2.03	39
R5	13.06	0.31	1.57	1.88	(0.34)	—	—	(0.34)	14.60	14.78	10,930	0.29	0.29	2.33	39
F	13.05	0.34	1.57	1.91	(0.36)	—	—	(0.36)	14.60	14.98	908	0.18	0.18	2.53	39
For the Year Ended October 31, 2024
A	$10.73	$0.26	$2.22	$2.48	$(0.24)	$—	$—	$(0.24)	$12.97	23.38%	$278,692	0.55%	0.54%	2.15%	11%
C	10.65	0.17	2.19	2.36	(0.14)	—	—	(0.14)	12.87	22.32	7,230	1.38	1.38	1.38	11
I	10.79	0.30	2.22	2.52	(0.27)	—	—	(0.27)	13.04	23.67	8,084	0.27	0.27	2.41	11
R3	10.53	0.22	2.18	2.40	(0.20)	—	—	(0.20)	12.73	22.98	10,106	0.87	0.87	1.79	11
R4	10.75	0.26	2.23	2.49	(0.24)	—	—	(0.24)	13.00	23.42	3,079	0.58	0.58	2.09	11
R5	10.80	0.29	2.25	2.54	(0.28)	—	—	(0.28)	13.06	23.75	9,485	0.28	0.28	2.39	11
F	10.79	0.30	2.25	2.55	(0.29)	—	—	(0.29)	13.05	23.88	860	0.18	0.18	2.44	11
For the Year Ended October 31, 2023
A	$10.81	$0.21	$0.23	$0.44	$(0.22)	$(0.30)	$—	$(0.52)	$10.73	4.13%	$252,142	0.54%	0.54%	1.87%	22%
C	10.71	0.12	0.23	0.35	(0.11)	(0.30)	—	(0.41)	10.65	3.31	8,075	1.36	1.35	1.06	22
I	10.87	0.24	0.23	0.47	(0.25)	(0.30)	—	(0.55)	10.79	4.41	7,218	0.27	0.27	2.13	22
R3	10.61	0.17	0.22	0.39	(0.17)	(0.30)	—	(0.47)	10.53	3.78	9,159	0.88	0.88	1.54	22
R4	10.83	0.21	0.22	0.43	(0.21)	(0.30)	—	(0.51)	10.75	4.03	2,435	0.58	0.58	1.85	22
R5	10.87	0.24	0.24	0.48	(0.25)	(0.30)	—	(0.55)	10.80	4.49	7,032	0.28	0.28	2.14	22
F	10.87	0.25	0.23	0.48	(0.26)	(0.30)	—	(0.56)	10.79	4.52	474	0.18	0.18	2.23	22
For the Year Ended October 31, 2022
A	$13.86	$0.24	$(2.43)	$(2.19)	$(0.24)	$(0.62)	$—	$(0.86)	$10.81	(16.82)%	$275,568	0.53%	0.53%	1.97%	50%
C	13.69	0.14	(2.41)	(2.27)	(0.09)	(0.62)	—	(0.71)	10.71	(17.50)	9,847	1.34	1.34	1.13	50
I	13.93	0.28	(2.44)	(2.16)	(0.28)	(0.62)	—	(0.90)	10.87	(16.59)	8,541	0.26	0.26	2.28	50
R3	13.63	0.19	(2.39)	(2.20)	(0.20)	(0.62)	—	(0.82)	10.61	(17.15)	12,335	0.88	0.88	1.61	50
R4	13.89	0.23	(2.43)	(2.20)	(0.24)	(0.62)	—	(0.86)	10.83	(16.90)	2,582	0.59	0.59	1.89	50
R5	13.94	0.26	(2.43)	(2.17)	(0.28)	(0.62)	—	(0.90)	10.87	(16.65)	6,667	0.28	0.28	2.17	50
F	13.94	0.28	(2.44)	(2.16)	(0.29)	(0.62)	—	(0.91)	10.87	(16.58)	486	0.17	0.17	2.35	50
For the Year Ended October 31, 2021
A	$11.91	$0.11	$2.32	$2.43	$(0.19)	$(0.29)	$—	$(0.48)	$13.86	20.72%	$365,226	0.52%	0.52%	0.85%	14%
C	11.77	0.02	2.27	2.29	(0.08)	(0.29)	—	(0.37)	13.69	19.70	16,605	1.31	1.31	0.14	14
I	11.97	0.15	2.32	2.47	(0.22)	(0.29)	—	(0.51)	13.93	21.01	11,018	0.26	0.26	1.12	14
R3	11.72	0.06	2.28	2.34	(0.14)	(0.29)	—	(0.43)	13.63	20.27	15,765	0.87	0.87	0.48	14
R4	11.94	0.11	2.31	2.42	(0.18)	(0.29)	—	(0.47)	13.89	20.63	3,307	0.58	0.58	0.80	14
R5	11.98	0.14	2.33	2.47	(0.22)	(0.29)	—	(0.51)	13.94	20.97	7,685	0.27	0.27	1.07	14
F	11.98	0.16	2.32	2.48	(0.23)	(0.29)	—	(0.52)	13.94	21.09	555	0.17	0.17	1.20	14
The accompanying notes are an integral part of these financial statements.

94

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Moderately Aggressive Allocation Fund (formerly, The Hartford Growth Allocation Fund)
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$16.94	$0.17	$0.90	$1.07	$(0.25)	$(1.43)	$—	$(1.68)	$16.33	6.96%(5)	$542,922	0.53%(6)	0.53%(6)	2.11%(6)	10%
C	16.85	0.10	0.89	0.99	(0.11)	(1.43)	—	(1.54)	16.30	6.46 (5)	12,464	1.38 (6)	1.38 (6)	1.29 (6)	10
I	16.82	0.18	0.91	1.09	(0.29)	(1.43)	—	(1.72)	16.19	7.15 (5)	15,320	0.27 (6)	0.27 (6)	2.34 (6)	10
R3	16.40	0.14	0.87	1.01	(0.20)	(1.43)	—	(1.63)	15.78	6.78 (5)	5,320	0.88 (6)	0.88 (6)	1.77 (6)	10
R4	16.85	0.16	0.90	1.06	(0.24)	(1.43)	—	(1.67)	16.24	6.96 (5)	1,734	0.57 (6)	0.57 (6)	2.08 (6)	10
R5	16.99	0.19	0.90	1.09	(0.29)	(1.43)	—	(1.72)	16.36	7.08 (5)	5,221	0.26 (6)	0.26 (6)	2.36 (6)	10
F	16.85	0.20	0.89	1.09	(0.30)	(1.43)	—	(1.73)	16.21	7.18 (5)	1,245	0.16 (6)	0.16 (6)	2.50 (6)	10
For the Year Ended October 31, 2025
A	$14.90	$0.20	$2.30	$2.50	$(0.25)	$(0.21)	$—	$(0.46)	$16.94	17.26%	$535,910	0.55%	0.54%	1.31%	37%
C	14.81	0.07	2.29	2.36	(0.11)	(0.21)	—	(0.32)	16.85	16.26	13,399	1.39	1.39	0.49	37
I	14.80	0.24	2.28	2.52	(0.29)	(0.21)	—	(0.50)	16.82	17.56	14,051	0.28	0.28	1.55	37
R3	14.43	0.15	2.22	2.37	(0.19)	(0.21)	—	(0.40)	16.40	16.87	5,625	0.87	0.87	0.99	37
R4	14.82	0.22	2.27	2.49	(0.25)	(0.21)	—	(0.46)	16.85	17.26	1,834	0.58	0.58	1.43	37
R5	14.94	0.24	2.31	2.55	(0.29)	(0.21)	—	(0.50)	16.99	17.60	4,983	0.26	0.26	1.58	37
F	14.83	0.26	2.28	2.54	(0.31)	(0.21)	—	(0.52)	16.85	17.65	1,237	0.16	0.16	1.66	37
For the Year Ended October 31, 2024
A	$11.82	$0.21	$3.07	$3.28	$(0.20)	$—	$—	$(0.20)	$14.90	28.02%	$501,817	0.54%	0.53%	1.48%	9%
C	11.74	0.09	3.07	3.16	(0.09)	—	—	(0.09)	14.81	26.98	14,200	1.38	1.38	0.68	9
I	11.75	0.24	3.05	3.29	(0.24)	—	—	(0.24)	14.80	28.29	12,230	0.26	0.26	1.73	9
R3	11.46	0.16	2.98	3.14	(0.17)	—	—	(0.17)	14.43	27.58	5,694	0.88	0.88	1.17	9
R4	11.77	0.20	3.05	3.25	(0.20)	—	—	(0.20)	14.82	27.86	2,158	0.57	0.57	1.42	9
R5	11.85	0.24	3.09	3.33	(0.24)	—	—	(0.24)	14.94	28.38	4,240	0.26	0.26	1.70	9
F	11.76	0.25	3.07	3.32	(0.25)	—	—	(0.25)	14.83	28.55	1,004	0.16	0.16	1.79	9
For the Year Ended October 31, 2023
A	$11.99	$0.18	$0.41	$0.59	$(0.24)	$(0.52)	$—	$(0.76)	$11.82	5.04%	$434,170	0.54%	0.54%	1.47%	25%
C	11.90	0.08	0.40	0.48	(0.12)	(0.52)	—	(0.64)	11.74	4.14	15,381	1.37	1.37	0.67	25
I	11.93	0.21	0.40	0.61	(0.27)	(0.52)	—	(0.79)	11.75	5.30	8,516	0.26	0.26	1.76	25
R3	11.65	0.13	0.40	0.53	(0.20)	(0.52)	—	(0.72)	11.46	4.67	5,663	0.87	0.87	1.13	25
R4	11.93	0.18	0.40	0.58	(0.22)	(0.52)	—	(0.74)	11.77	5.05	1,775	0.58	0.58	1.52	25
R5	12.03	0.21	0.40	0.61	(0.27)	(0.52)	—	(0.79)	11.85	5.24	3,936	0.26	0.26	1.74	25
F	11.94	0.22	0.40	0.62	(0.28)	(0.52)	—	(0.80)	11.76	5.40	648	0.16	0.16	1.84	25
For the Year Ended October 31, 2022
A	$15.72	$0.26	$(2.85)	$(2.59)	$(0.30)	$(0.84)	$—	$(1.14)	$11.99	(17.73)%	$450,709	0.53%	0.53%	1.95%	45%
C	15.58	0.15	(2.84)	(2.69)	(0.15)	(0.84)	—	(0.99)	11.90	(18.38)	18,666	1.35	1.35	1.12	45
I	15.63	0.30	(2.83)	(2.53)	(0.33)	(0.84)	—	(1.17)	11.93	(17.44)	8,972	0.25	0.25	2.21	45
R3	15.31	0.21	(2.78)	(2.57)	(0.25)	(0.84)	—	(1.09)	11.65	(18.00)	5,693	0.87	0.87	1.61	45
R4	15.64	0.26	(2.84)	(2.58)	(0.29)	(0.84)	—	(1.13)	11.93	(17.72)	2,087	0.57	0.57	1.92	45
R5	15.75	0.30	(2.85)	(2.55)	(0.33)	(0.84)	—	(1.17)	12.03	(17.42)	3,678	0.27	0.27	2.23	45
F	15.65	0.33	(2.85)	(2.52)	(0.35)	(0.84)	—	(1.19)	11.94	(17.38)	521	0.16	0.16	2.42	45
For the Year Ended October 31, 2021
A	$12.75	$0.11	$3.42	$3.53	$(0.19)	$(0.37)	$—	$(0.56)	$15.72	28.32%	$591,999	0.53%	0.52%	0.76%	14%
C	12.64	(0.00)(10)	3.39	3.39	(0.08)	(0.37)	—	(0.45)	15.58	27.24	29,186	1.33	1.33	0.03	14
I	12.69	0.15	3.39	3.54	(0.23)	(0.37)	—	(0.60)	15.63	28.57	11,997	0.29	0.29	0.99	14
R3	12.44	0.06	3.33	3.39	(0.15)	(0.37)	—	(0.52)	15.31	27.85	6,848	0.87	0.87	0.42	14
R4	12.69	0.10	3.40	3.50	(0.18)	(0.37)	—	(0.55)	15.64	28.17	3,069	0.57	0.57	0.71	14
R5	12.78	0.16	3.41	3.57	(0.23)	(0.37)	—	(0.60)	15.75	28.58	4,796	0.26	0.26	1.05	14
F	12.70	0.15	3.41	3.56	(0.24)	(0.37)	—	(0.61)	15.65	28.74	828	0.15	0.15	1.02	14
The accompanying notes are an integral part of these financial statements.

95

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Multi-Asset Income Fund
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$20.04	$0.56	$0.33	$0.89	$(0.64)	$—	$—	$(0.64)	$20.29	4.53%(5)	$447,454	1.07%(6)	1.07%(6)	5.60%(6)	65%(11)
C	20.23	0.49	0.33	0.82	(0.55)	—	—	(0.55)	20.50	4.13 (5)	13,209	1.83 (6)	1.83 (6)	4.84 (6)	65 (11)
I	19.96	0.59	0.34	0.93	(0.68)	—	—	(0.68)	20.21	4.72 (5)	49,900	0.78 (6)	0.78 (6)	5.91 (6)	65 (11)
R3	20.48	0.54	0.33	0.87	(0.60)	—	—	(0.60)	20.75	4.34 (5)	590	1.39 (6)	1.38 (6)	5.30 (6)	65 (11)
R4	20.50	0.57	0.34	0.91	(0.64)	—	—	(0.64)	20.77	4.51 (5)	666	1.08 (6)	1.08 (6)	5.59 (6)	65 (11)
R5	20.46	0.60	0.34	0.94	(0.67)	—	—	(0.67)	20.73	4.69 (5)	98	0.79 (6)	0.79 (6)	5.89 (6)	65 (11)
R6	20.44	0.61	0.35	0.96	(0.69)	—	—	(0.69)	20.71	4.76 (5)	196	0.67 (6)	0.67 (6)	6.01 (6)	65 (11)
Y	20.47	0.60	0.34	0.94	(0.67)	—	—	(0.67)	20.74	4.70 (5)	2,625	0.78 (6)	0.78 (6)	5.89 (6)	65 (11)
F	19.93	0.60	0.34	0.94	(0.69)	—	—	(0.69)	20.18	4.79 (5)	56,442	0.67 (6)	0.67 (6)	6.01 (6)	65 (11)
For the Year Ended October 31, 2025
A	$19.24	$1.18	$0.86	$2.04	$(1.24)	$—	$—	$(1.24)	$20.04	11.03%	$454,003	1.08%	1.07%	6.09%	117%(11)
C	19.39	1.04	0.87	1.91	(1.07)	—	—	(1.07)	20.23	10.20	14,395	1.82	1.82	5.34	117 (11)
I	19.18	1.23	0.85	2.08	(1.30)	—	—	(1.30)	19.96	11.33	45,415	0.78	0.78	6.36	117 (11)
R3	19.62	1.14	0.88	2.02	(1.16)	—	—	(1.16)	20.48	10.72	563	1.39	1.38	5.78	117 (11)
R4	19.65	1.20	0.88	2.08	(1.23)	—	—	(1.23)	20.50	11.03	625	1.09	1.09	6.08	117 (11)
R5	19.62	1.26	0.88	2.14	(1.30)	—	—	(1.30)	20.46	11.37	93	0.79	0.79	6.40	117 (11)
R6	19.61	1.28	0.88	2.16	(1.33)	—	—	(1.33)	20.44	11.47	191	0.67	0.67	6.49	117 (11)
Y	19.63	1.26	0.88	2.14	(1.30)	—	—	(1.30)	20.47	11.37	2,575	0.78	0.78	6.37	117 (11)
F	19.15	1.25	0.86	2.11	(1.33)	—	—	(1.33)	19.93	11.48	51,277	0.67	0.67	6.49	117 (11)
For the Year Ended October 31, 2024
A	$17.32	$0.85	$1.87	$2.72	$(0.80)	$—	$—	$(0.80)	$19.24	15.87%(12)	$461,475	1.05%	1.05%	4.49%	187%(11)
C	17.43	0.70	1.90	2.60	(0.64)	—	—	(0.64)	19.39	15.01 (12)	18,603	1.79	1.79	3.71	187 (11)
I	17.27	0.90	1.87	2.77	(0.86)	—	—	(0.86)	19.18	16.24 (12)	46,490	0.76	0.76	4.77	187 (11)
R3	17.64	0.81	1.91	2.72	(0.74)	—	—	(0.74)	19.62	15.52 (12)	604	1.38	1.34	4.21	187 (11)
R4	17.67	0.86	1.92	2.78	(0.80)	—	—	(0.80)	19.65	15.85 (12)	565	1.08	1.08	4.47	187 (11)
R5	17.65	0.92	1.91	2.83	(0.86)	—	—	(0.86)	19.62	16.20 (12)	87	0.78	0.78	4.79	187 (11)
R6	17.65	0.92	1.92	2.84	(0.88)	—	—	(0.88)	19.61	16.29 (12)	179	0.66	0.66	4.78	187 (11)
Y	17.66	0.91	1.92	2.83	(0.86)	—	—	(0.86)	19.63	16.20 (12)	2,671	0.77	0.77	4.73	187 (11)
F	17.25	0.92	1.86	2.78	(0.88)	—	—	(0.88)	19.15	16.32 (12)	55,936	0.66	0.66	4.88	187 (11)
For the Year Ended October 31, 2023
A	$17.38	$0.72	$0.16	$0.88	$(0.91)	$—	$(0.03)	$(0.94)	$17.32	5.05%	$449,939	1.04%	1.04%	4.00%	65%(11)
C	17.46	0.59	0.17	0.76	(0.77)	—	(0.02)	(0.79)	17.43	4.30	24,323	1.78	1.78	3.23	65 (11)
I	17.34	0.77	0.16	0.93	(0.97)	—	(0.03)	(1.00)	17.27	5.36	50,602	0.74	0.74	4.28	65 (11)
R3	17.68	0.68	0.16	0.84	(0.85)	—	(0.03)	(0.88)	17.64	4.71	629	1.37	1.33	3.71	65 (11)
R4	17.71	0.73	0.16	0.89	(0.90)	—	(0.03)	(0.93)	17.67	5.01	491	1.07	1.07	3.97	65 (11)
R5	17.70	0.78	0.17	0.95	(0.97)	—	(0.03)	(1.00)	17.65	5.32	83	0.77	0.77	4.27	65 (11)
R6	17.70	0.80	0.17	0.97	(0.99)	—	(0.03)	(1.02)	17.65	5.46	296	0.65	0.65	4.37	65 (11)
Y	17.72	0.79	0.15	0.94	(0.97)	—	(0.03)	(1.00)	17.66	5.28	3,929	0.76	0.76	4.28	65 (11)
F	17.33	0.79	0.15	0.94	(0.99)	—	(0.03)	(1.02)	17.25	5.41	55,821	0.65	0.65	4.38	65 (11)
The accompanying notes are an integral part of these financial statements.

96

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Multi-Asset Income Fund – (continued)
For the Year Ended October 31, 2022
A	$21.77	$0.55	$(3.44)	$(2.89)	$(0.60)	$(0.90)	$—	$(1.50)	$17.38	(14.00)%	$477,899	1.02%	1.02%	2.87%	59%(11)
C	21.85	0.41	(3.46)	(3.05)	(0.44)	(0.90)	—	(1.34)	17.46	(14.67)	35,188	1.75	1.75	2.10	59 (11)
I	21.74	0.61	(3.45)	(2.84)	(0.66)	(0.90)	—	(1.56)	17.34	(13.79)	63,158	0.72	0.72	3.13	59 (11)
R3	22.11	0.50	(3.50)	(3.00)	(0.53)	(0.90)	—	(1.43)	17.68	(14.27)	571	1.35	1.33	2.53	59 (11)
R4	22.16	0.55	(3.51)	(2.96)	(0.59)	(0.90)	—	(1.49)	17.71	(14.08)	702	1.05	1.05	2.82	59 (11)
R5	22.15	0.62	(3.51)	(2.89)	(0.66)	(0.90)	—	(1.56)	17.70	(13.79)	83	0.75	0.75	3.13	59 (11)
R6	22.15	0.64	(3.51)	(2.87)	(0.68)	(0.90)	—	(1.58)	17.70	(13.68)	310	0.64	0.64	3.27	59 (11)
Y	22.17	0.60	(3.49)	(2.89)	(0.66)	(0.90)	—	(1.56)	17.72	(13.78)	4,179	0.74	0.74	3.05	59 (11)
F	21.72	0.63	(3.44)	(2.81)	(0.68)	(0.90)	—	(1.58)	17.33	(13.67)	64,831	0.64	0.64	3.25	59 (11)
For the Year Ended October 31, 2021
A	$19.61	$0.58	$2.15	$2.73	$(0.57)	$—	$—	$(0.57)	$21.77	14.01%	$622,085	1.01%	1.00%	2.69%	63%(11)
C	19.65	0.41	2.18	2.59	(0.39)	—	—	(0.39)	21.85	13.23	59,640	1.73	1.73	1.93	63 (11)
I	19.58	0.64	2.16	2.80	(0.64)	—	—	(0.64)	21.74	14.41	99,967	0.70	0.70	2.99	63 (11)
R3	19.89	0.52	2.20	2.72	(0.50)	—	—	(0.50)	22.11	13.75	1,044	1.34	1.26	2.39	63 (11)
R4	19.95	0.59	2.19	2.78	(0.57)	—	—	(0.57)	22.16	13.99	971	1.04	1.04	2.69	63 (11)
R5	19.94	0.64	2.20	2.84	(0.63)	—	—	(0.63)	22.15	14.35	154	0.74	0.74	2.95	63 (11)
R6	19.95	0.67	2.19	2.86	(0.66)	—	—	(0.66)	22.15	14.44	342	0.63	0.63	3.07	63 (11)
Y	19.96	0.64	2.21	2.85	(0.64)	—	—	(0.64)	22.17	14.35	7,238	0.73	0.73	2.95	63 (11)
F	19.57	0.65	2.16	2.81	(0.66)	—	—	(0.66)	21.72	14.47	84,040	0.63	0.63	3.06	63 (11)
Hartford Real Asset Fund (Consolidated)
For the Six-Month Period Ended April 30, 2026 (Unaudited)
A	$9.67	$0.12	$1.62	$1.74	$(0.35)	$—	$—	$(0.35)	$11.06	18.47%(5)	$28,742	1.67%(6)	1.25%(6)	2.44%(6)	61%
C	9.35	0.08	1.58	1.66	(0.27)	—	—	(0.27)	10.74	18.17 (5)	426	2.55 (6)	2.00 (6)	1.68 (6)	61
I	9.69	0.14	1.62	1.76	(0.37)	—	—	(0.37)	11.08	18.73 (5)	17,674	1.39 (6)	1.00 (6)	2.69 (6)	61
R3	9.72	0.11	1.62	1.73	(0.32)	—	—	(0.32)	11.13	18.28 (5)	153	2.01 (6)	1.50 (6)	2.20 (6)	61
R4	9.72	0.13	1.62	1.75	(0.35)	—	—	(0.35)	11.12	18.53 (5)	33	1.70 (6)	1.20 (6)	2.50 (6)	61
R5	9.61	0.14	1.60	1.74	(0.38)	—	—	(0.38)	10.97	18.63 (5)	34	1.41 (6)	0.95 (6)	2.85 (6)	61
R6	9.69	0.14	1.61	1.75	(0.38)	—	—	(0.38)	11.06	18.65 (5)	200	1.30 (6)	0.90 (6)	2.77 (6)	61
Y	9.69	0.14	1.62	1.76	(0.38)	—	—	(0.38)	11.07	18.75 (5)	11,973	1.41 (6)	0.90 (6)	2.80 (6)	61
F	9.70	0.14	1.62	1.76	(0.38)	—	—	(0.38)	11.08	18.73 (5)	10,586	1.30 (6)	0.90 (6)	2.80 (6)	61
For the Year Ended October 31, 2025
A	$8.88	$0.28	$0.81	$1.09	$(0.30)	$—	$—	$(0.30)	$9.67	12.90%	$23,913	1.68%	1.25%	3.08%	149%
C	8.60	0.20	0.79	0.99	(0.24)	—	—	(0.24)	9.35	11.95	451	2.53	2.00	2.27	149
I	8.90	0.30	0.81	1.11	(0.32)	—	—	(0.32)	9.69	13.16	13,224	1.38	1.00	3.32	149
R3	8.93	0.25	0.82	1.07	(0.28)	—	—	(0.28)	9.72	12.54	170	2.01	1.50	2.80	149
R4	8.93	0.28	0.82	1.10	(0.31)	—	—	(0.31)	9.72	12.88	28	1.71	1.20	3.12	149
R5	8.83	0.31	0.80	1.11	(0.33)	—	—	(0.33)	9.61	13.21	48	1.41	0.95	3.42	149
R6	8.90	0.31	0.81	1.12	(0.33)	—	—	(0.33)	9.69	13.28	158	1.29	0.90	3.44	149
Y	8.91	0.30	0.81	1.11	(0.33)	—	—	(0.33)	9.69	13.15	14,996	1.39	0.90	3.33	149
F	8.91	0.31	0.81	1.12	(0.33)	—	—	(0.33)	9.70	13.26	8,537	1.29	0.90	3.43	149
The accompanying notes are an integral part of these financial statements.

97

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Real Asset Fund (Consolidated) – (continued)
For the Year Ended October 31, 2024
A	$8.53	$0.27	$0.43	$0.70	$(0.35)	$—	$—	$(0.35)	$8.88	8.23%	$23,625	1.52%	1.25%	3.06%	198%
C	8.26	0.20	0.42	0.62	(0.28)	—	—	(0.28)	8.60	7.52	667	2.31	2.00	2.34	198
I	8.55	0.29	0.43	0.72	(0.37)	—	—	(0.37)	8.90	8.49	12,903	1.25	1.00	3.26	198
R3	8.57	0.25	0.43	0.68	(0.32)	—	—	(0.32)	8.93	8.04	165	1.85	1.50	2.79	198
R4	8.57	0.28	0.43	0.71	(0.35)	—	—	(0.35)	8.93	8.36	25	1.55	1.20	3.14	198
R5	8.48	0.23	0.49	0.72	(0.37)	—	—	(0.37)	8.83	8.62	51	1.25	0.95	2.62	198
R6	8.55	0.29	0.44	0.73	(0.38)	—	—	(0.38)	8.90	8.60	47	1.14	0.90	3.29	198
Y	8.55	0.30	0.44	0.74	(0.38)	—	—	(0.38)	8.91	8.72	31,319	1.24	0.90	3.46	198
F	8.55	0.30	0.44	0.74	(0.38)	—	—	(0.38)	8.91	8.72	10,607	1.14	0.90	3.39	198
For the Year Ended October 31, 2023
A	$8.38	$0.27	$0.28	$0.55	$(0.40)	$—	$—	$(0.40)	$8.53	6.65%	$26,304	1.50%	1.25%	3.06%	171%
C	8.18	0.19	0.28	0.47	(0.39)	—	—	(0.39)	8.26	5.83	1,759	2.25	2.00	2.31	171
I	8.38	0.28	0.29	0.57	(0.40)	—	—	(0.40)	8.55	6.93	25,030	1.22	1.00	3.26	171
R3	8.43	0.25	0.29	0.54	(0.40)	—	—	(0.40)	8.57	6.45	144	1.83	1.50	2.88	171
R4	8.42	0.27	0.28	0.55	(0.40)	—	—	(0.40)	8.57	6.62	23	1.53	1.20	3.14	171
R5	8.31	0.29	0.28	0.57	(0.40)	—	—	(0.40)	8.48	6.99	304	1.23	0.95	3.42	171
R6	8.37	0.30	0.28	0.58	(0.40)	—	—	(0.40)	8.55	7.07	18	1.12	0.90	3.49	171
Y	8.37	0.29	0.29	0.58	(0.40)	—	—	(0.40)	8.55	7.07	42,085	1.21	0.90	3.38	171
F	8.38	0.29	0.28	0.57	(0.40)	—	—	(0.40)	8.55	6.94	24,451	1.12	0.90	3.34	171
For the Year Ended October 31, 2022
A	$10.41	$0.29	$(0.64)	$(0.35)	$(1.26)	$(0.42)	$—	$(1.68)	$8.38	(4.05)%	$30,352	1.48%	1.25%	3.21%	206%
C	10.20	0.22	(0.64)	(0.42)	(1.18)	(0.42)	—	(1.60)	8.18	(4.84)	2,180	2.27	2.00	2.61	206
I	10.42	0.32	(0.66)	(0.34)	(1.28)	(0.42)	—	(1.70)	8.38	(3.89)	50,840	1.19	1.00	3.57	206
R3	10.47	0.26	(0.65)	(0.39)	(1.23)	(0.42)	—	(1.65)	8.43	(4.40)	109	1.81	1.50	2.81	206
R4	10.46	0.30	(0.66)	(0.36)	(1.26)	(0.42)	—	(1.68)	8.42	(4.08)	21	1.51	1.20	3.34	206
R5	10.35	0.30	(0.63)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.31	(3.86)	270	1.21	0.95	3.36	206
R6 (13)	9.11	0.23	(0.97)(8)	(0.74)	—	—	—	—	8.37	(8.13)(5)	9	1.08 (6)	0.90 (6)	3.97 (6)	206
Y	10.41	0.32	(0.65)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.37	(3.79)	46,879	1.20	0.90	3.55	206
F	10.42	0.33	(0.66)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.38	(3.78)	21,693	1.09	0.90	3.74	206
For the Year Ended October 31, 2021
A	$7.76	$0.20	$2.69	$2.89	$(0.24)	$—	$—	$(0.24)	$10.41	37.82%	$18,783	1.54%	1.25%	2.11%	202%(14)
C	7.60	0.09	2.68	2.77	(0.17)	—	—	(0.17)	10.20	36.89	659	2.36	2.00	1.01	202 (14)
I	7.76	0.22	2.70	2.92	(0.26)	—	—	(0.26)	10.42	38.30	17,266	1.20	0.99	2.31	202 (14)
R3	7.80	0.17	2.71	2.88	(0.21)	—	—	(0.21)	10.47	37.54	120	1.83	1.50	1.83	202 (14)
R4	7.79	0.19	2.72	2.91	(0.24)	—	—	(0.24)	10.46	38.00	13	1.53	1.20	2.03	202 (14)
R5	7.71	0.23	2.67	2.90	(0.26)	—	—	(0.26)	10.35	38.36	310	1.23	0.95	2.41	202 (14)
Y	7.76	0.23	2.69	2.92	(0.27)	—	—	(0.27)	10.41	38.31	60,539	1.20	0.90	2.45	202 (14)
F	7.76	0.20	2.73	2.93	(0.27)	—	—	(0.27)	10.42	38.45	2,226	1.11	0.90	2.20	202 (14)
Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford Schroders Diversified Growth Fund)
For the Six-Month Period Ended April 30, 2026 (Unaudited)
I	$12.88	$0.14	$0.63	$0.77	$(0.57)	$—	$—	$(0.57)	$13.08	6.17%(5)	$153	0.82%(6)	0.80%(6)	2.26%(6)	24%
SDR	12.88	0.15	0.64	0.79	(0.59)	—	—	(0.59)	13.08	6.34 (5)	163,829	0.69 (6)	0.65 (6)	2.40 (6)	24
For the Year Ended October 31, 2025
I	$11.67	$0.26	$1.39	$1.65	$(0.20)	$(0.24)	$—	$(0.44)	$12.88	14.58%	$144	0.88%	0.80%	2.22%	79%
SDR	11.67	0.28	1.39	1.67	(0.22)	(0.24)	—	(0.46)	12.88	14.76	153,173	0.72	0.65	2.35	79
The accompanying notes are an integral part of these financial statements.

98

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford Schroders Diversified Growth Fund) – (continued)
For the Year Ended October 31, 2024
I	$9.64	$0.27	$1.85	$2.12	$(0.07)	$(0.02)	$—	$(0.09)	$11.67	22.06%	$126	0.89%	0.80%	2.42%	51%
SDR	9.64	0.28	1.85	2.13	(0.08)	(0.02)	—	(0.10)	11.67	22.25	77,264	0.79	0.65	2.54	51
For the Period Ended October 31, 2023(15)
I	$10.00	$0.04	$(0.40)	$(0.36)	$—	$—	$—	$—	$9.64	(3.60)%(5)	$96	2.04%(6)	0.80%(6)	3.72%(6)	15%(16)
SDR	10.00	0.02	(0.38)	(0.36)	—	—	—	—	9.64	(3.60)(5)	49,413	1.85 (6)	0.65 (6)	2.08 (6)	15 (16)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Ratios do not include expenses of the Affiliated Investment Companies and/or other investment companies, if applicable.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations as of the close of business on October 25, 2024.
(8)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(9)	Ratios reflect the impact of a shorter period and may not be indicative of the ratio for a full year.
(10)	Per share amount is less than $0.005.
(11)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 171% for the six-month period ended April 30,
2026 and 347%, 209%, 70%, 62% and 63% for the fiscal years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

(12)
Includes reimbursement from sub-adviser due to trade error. Without the reimbursement, the Fund’s total return for Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6,
Class Y and Class F would have been 15.75%, 14.95%, 16.18%, 15.47%, 15.74%, 16.14%, 16.23%, 16.14% and 16.20%, respectively.

(13)	Commenced operations on February 28, 2022.
(14)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 202% and 319% for the fiscal years ended
October 31, 2021 and October 31, 2020, respectively.

(15)	Commenced operations on September 20, 2023.
(16)	Reflects the Fund’s portfolio turnover for the period September 20, 2023 through October 31, 2023.
The accompanying notes are an integral part of these financial statements.

99

Hartford Multi-Strategy Funds
 Notes to Financial Statements
 April 30, 2026 (Unaudited)

1.
Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and twelve series, respectively, as of April 30, 2026. Financial statements for the series of each Company listed below (each a "Fund" and collectively, the "Funds") are included in this report.
The Hartford Mutual Funds, Inc.:	Classes
The Hartford Balanced Income Fund (the "Balanced Income Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Checks and Balances Fund (the "Checks and Balances Fund")	A, C, I, R3, R4, R5 and F
The Hartford Conservative Allocation Fund (the "Conservative Allocation Fund")	A, C, I, R3, R4, R5, Y and F
Hartford Moderate Allocation Fund (the "Moderate Allocation Fund")	A, C, I, R3, R4, R5 and F
Hartford Moderately Aggressive Allocation Fund (the "Moderately Aggressive Allocation Fund") (formerly, The Hartford Growth Allocation Fund)	A, C, I, R3, R4, R5 and F
Hartford Multi-Asset Income Fund (the "Multi-Asset Income Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Real Asset Fund (the "Real Asset Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Mutual Funds II, Inc.:
Hartford Schroders Diversified Opportunities Fund (the "Diversified Opportunities Fund") (formerly, Hartford Schroders Diversified Growth Fund)	I and SDR
Class A shares of each Fund that offers Class A shares are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund that offers Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y, F and SDR shares do not have a sales charge.
Each of the Checks and Balances Fund, Conservative Allocation Fund, Moderate Allocation Fund, and Moderately Aggressive Allocation Fund invested in affiliated mutual funds and affiliated exchange-traded funds ("Affiliated Investment Companies") during the six-month period ended April 30, 2026. Collectively, the Moderate Allocation Fund, Moderately Aggressive Allocation Fund and Conservative Allocation Fund are referred to as the "Asset Allocation Funds."
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices

100

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of each Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign

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equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements. As of April 30, 2026, there were no repurchase agreements purchased through joint trading accounts.

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g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business  on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of each Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by each Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of each Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each of Balanced Income Fund and Checks and Balances Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year. The policy of each of Conservative Allocation Fund, Moderate Allocation Fund, Moderately Aggressive Allocation Fund, Real Asset Fund and Diversified Opportunities Fund is to pay dividends from net investment income and realized gains, if any; at least once a year. Normally, dividends from net investment income of Multi-Asset Income Fund are declared and paid monthly and dividends from realized gains, if any, are paid at least once a year.
Long-term capital gains distributions received from other investment companies, if applicable, are distributed at least annually, when required. Unless shareholders specify otherwise, all dividends and distributions from a Fund will be automatically reinvested in additional full or fractional shares of the Fund.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
h)
Basis for Consolidation – Each of Real Asset Fund and Diversified Opportunities Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of such Fund (each a "Subsidiary"). Each Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the respective Fund’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation. A Subsidiary of a Fund acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Fund consistent with the investment objectives and policies specified in its prospectus and statement of additional information.
i)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
The following sets forth a description of securities and other investments for each of Balanced Income Fund, Multi-Asset Income Fund, Real Asset Fund and Diversified Opportunities Fund.
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2026.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and

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 April 30, 2026 (Unaudited)

mortgage terms. Although each Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, each Fund realizes a gain or loss. In a TBA roll transaction, each Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of April 30, 2026.
c)
Senior Floating Rate Interests – A Fund may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2026.
d)
Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2026.
e)
Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2026.
f)
Equity Linked Securities – A Fund may invest in equity linked securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity. Since equity linked securities are in note form, equity linked securities are also subject to certain debt securities risks. Investments in equity linked securities are also subject to liquidity risk, which may make equity linked securities difficult to sell and value. See each Fund's  Schedule of Investments, if applicable, for equity linked securities as of April 30, 2026.

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g)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2026.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by each of Balanced Income Fund, Multi-Asset Income Fund, Real Asset Fund and Diversified Opportunities Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2026, each of Balanced Income Fund, Multi-Asset Income Fund, Real Asset Fund and Diversified Opportunities Fund had used futures contracts.
b)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2026, each of Balanced Income Fund, Multi-Asset Income Fund, Real Asset Fund and Diversified Opportunities Fund had used foreign currency contracts.
c)
Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call)

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 April 30, 2026 (Unaudited)

or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the six-month period ended April 30, 2026, the Multi-Asset Income Fund had used options contracts.
d)
Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
To seek to mitigate counterparty risk associated with OTC swaps, a Fund may enter into a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer

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 April 30, 2026 (Unaudited)

upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended April 30, 2026, each of Balanced Income Fund, Multi-Asset Income Fund and Diversified Opportunities Fund had used credit default swap contracts.
Interest Rate Swap Contracts – A Fund may use interest rate swaps to hedge interest rate and duration risk. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract.
During the six-month period ended April 30, 2026, the Balanced Income Fund and Multi-Asset Income Fund had used interest rate swap contracts.
Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund's investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as SOFR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.
Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. A Fund is also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
During the six-month period ended April 30, 2026, each of Multi-Asset Income Fund and Diversified Opportunities Fund had used total return swap contracts.

107

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

e)
Additional Derivative Instrument Information:
Balanced Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$2,133,816	$—	$—	$—	$—	$2,133,816
Unrealized appreciation on foreign currency contracts	—	1,352,961	—	—	—	1,352,961
Unrealized appreciation on swap contracts(2)	—	—	402,933	—	—	402,933
Total	$2,133,816	$1,352,961	$402,933	$—	$—	$3,889,710
Liabilities:
Unrealized depreciation on futures contracts(1)	$3,037,148	$—	$—	$—	$—	$3,037,148
Unrealized depreciation on foreign currency contracts	—	2,148,580	—	—	—	2,148,580
Unrealized depreciation on swap contracts(2)	122,545	—	442,763	—	—	565,308
Total	$3,159,693	$2,148,580	$442,763	$—	$—	$5,751,036

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$2,211,433	$—	$—	$—	$—	$2,211,433
Net realized gain (loss) on swap contracts	34,404	—	(318,184)	—	—	(283,780)
Net realized gain (loss) on foreign currency contracts	—	742,405	—	—	—	742,405
Total	$2,245,837	$742,405	$(318,184)	$—	$—	$2,670,058
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(2,605,040)	$—	$—	$—	$—	$(2,605,040)
Net change in unrealized appreciation (depreciation) of swap contracts	(122,545)	—	156,837	—	—	34,292
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(2,495,717)	—	—	—	(2,495,717)
Total	$(2,727,585)	$(2,495,717)	$156,837	$—	$—	$(5,066,465)
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1,581
Futures Contracts Number of Short Contracts	(2,169)
Swap Contracts at Notional Amount	$75,562,940
Foreign Currency Contracts Purchased at Contract Amount	$29,834,933
Foreign Currency Contracts Sold at Contract Amount	$143,155,408

108

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Multi-Asset Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$40,258	$—	$—	$—	$40,258
Unrealized appreciation on futures contracts(1)	332,062	—	—	2,263,854	—	2,595,916
Unrealized appreciation on foreign currency contracts	—	328,212	—	—	—	328,212
Unrealized appreciation on swap contracts(2)	497,379	—	110,524	169,054	—	776,957
Total	$829,441	$368,470	$110,524	$2,432,908	$—	$3,741,343
Liabilities:
Unrealized depreciation on futures contracts(1)	$2,650,522	$—	$—	$92,096	$—	$2,742,618
Unrealized depreciation on foreign currency contracts	—	620,972	—	—	—	620,972
Written options, market value	—	49,723	—	—	—	49,723
Unrealized depreciation on swap contracts(2)	96,163	—	168,239	266,207	—	530,609
Total	$2,746,685	$670,695	$168,239	$358,303	$—	$3,943,922

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$(1,084)	$—	$—	$—	$(1,084)
Net realized gain (loss) on futures contracts	(668,852)	—	—	(587,549)	—	(1,256,401)
Net realized gain (loss) on written options contracts	659,628	—	—	—	—	659,628
Net realized gain (loss) on swap contracts	(122,880)	—	19,131	(48,509)	—	(152,258)
Net realized gain (loss) on foreign currency contracts	—	508,077	—	—	—	508,077
Total	$(132,104)	$506,993	$19,131	$(636,058)	$—	$(242,038)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$4,708	$(4,807)	$—	$—	$—	$(99)
Net change in unrealized appreciation (depreciation) of futures contracts	(3,000,381)	—	—	1,170,637	—	(1,829,744)
Net change in unrealized appreciation (depreciation) of written options contracts	—	(3,856)	—	—	—	(3,856)
Net change in unrealized appreciation (depreciation) of swap contracts	187,512	—	(24,706)	(128,077)	—	34,729
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(954,313)	—	—	—	(954,313)
Total	$(2,808,161)	$(962,976)	$(24,706)	$1,042,560	$—	$(2,753,283)

109

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Multi-Asset Income Fund – (continued)
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$1,623,500
Futures Contracts Number of Long Contracts	1,710
Futures Contracts Number of Short Contracts	(465)
Written Options at Notional Amount	$(11,178,000)
Swap Contracts at Notional Amount	$940,623,545
Foreign Currency Contracts Purchased at Contract Amount	$20,249,755
Foreign Currency Contracts Sold at Contract Amount	$56,496,065
Real Asset Fund (Consolidated)
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$—	$1,008,057	$1,008,057
Unrealized appreciation on foreign currency contracts	—	49	—	—	—	49
Total	$—	$49	$—	$—	$1,008,057	$1,008,106
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$—	$402,351	$402,351
Unrealized depreciation on foreign currency contracts	—	48,521	—	—	—	48,521
Total	$—	$48,521	$—	$—	$402,351	$450,872

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$—	$989,106	$989,106
Net realized gain (loss) on foreign currency contracts	—	(56,433)	—	—	—	(56,433)
Total	$—	$(56,433)	$—	$—	$989,106	$932,673
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$—	$376,677	$376,677
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(48,326)	—	—	—	(48,326)
Total	$—	$(48,326)	$—	$—	$376,677	$328,351
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	207
Futures Contracts Number of Short Contracts	(22)
Foreign Currency Contracts Purchased at Contract Amount	$1,457,956
Foreign Currency Contracts Sold at Contract Amount	$2,319,470

110

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Diversified Opportunities Fund (Consolidated)
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$309,204	$—	$309,204
Unrealized appreciation on foreign currency contracts	—	42,768	—	—	—	42,768
Unrealized appreciation on swap contracts(2)	—	—	—	7,099	—	7,099
Total	$—	$42,768	$—	$316,303	$—	$359,071
Liabilities:
Unrealized depreciation on futures contracts	$56,657	$—	$—	$649	$—	$57,306
Unrealized depreciation on foreign currency contracts	—	106,928	—	—	—	106,928
Unrealized depreciation on swap contracts(2)	—	—	36,006	—	—	36,006
Total	$56,657	$106,928	$36,006	$649	$—	$200,240

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(95,176)	$—	$—	$438,572	$—	$343,396
Net realized gain (loss) on swap contracts	1,077	—	59,441	748,504	—	809,022
Net realized gain (loss) on foreign currency contracts	—	487,664	—	—	—	487,664
Total	$(94,099)	$487,664	$59,441	$1,187,076	$—	$1,640,082
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(101,881)	$—	$—	$(231,013)	$—	$(332,894)
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	(19,951)	255,326	—	235,375
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(170,146)	—	—	—	(170,146)
Total	$(101,881)	$(170,146)	$(19,951)	$24,313	$—	$(267,665)
For the period ended April 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	203
Futures Contracts Number of Short Contracts	(13)
Swap Contracts at Notional Amount	$6,556,138
Foreign Currency Contracts Purchased at Contract Amount	$19,301,175
Foreign Currency Contracts Sold at Contract Amount	$34,273,586
f)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers

111

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2026:
Balanced Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$1,352,961	$(2,148,580)
Futures contracts	2,133,816	(3,037,148)
Swap contracts	402,933	(565,308)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,889,710	(5,751,036)
Derivatives not subject to a MNA	(2,536,749)	3,602,456
Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,352,961	$(2,148,580)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$353,936	$(2,730)	$(59,944)	$—	$291,262
Barclays	19,518	(19,518)	—	—	—
Citibank NA	147,279	(147,279)	—	—	—
Deutsche Bank Securities, Inc.	5,915	(5,915)	—	—	—
Goldman Sachs & Co.	318,761	(318,761)	—	—	—
JP Morgan Chase & Co.	25,495	(7,205)	—	—	18,290
Morgan Stanley	409,771	(36)	—	(310,000)	99,735
State Street Global Markets LLC	18,839	—	—	—	18,839
Toronto-Dominion Bank	15,038	(797)	—	—	14,241
UBS AG	5,413	(5,413)	—	—	—
Wells Fargo Bank NA	32,996	—	—	—	32,996
Total	$1,352,961	$(507,654)	$(59,944)	$(310,000)	$475,363

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(2,730)	$2,730	$—	$—	$—
Barclays	(45,539)	19,518	—	—	(26,021)
BNP Paribas Securities Services	(95,993)	—	—	—	(95,993)
Citibank NA	(432,262)	147,279	220,146	—	(64,837)
Deutsche Bank Securities, Inc.	(1,028,835)	5,915	—	—	(1,022,920)
Goldman Sachs & Co.	(493,980)	318,761	—	—	(175,219)
JP Morgan Chase & Co.	(7,205)	7,205	—	—	—
Morgan Stanley	(36)	36	—	—	—
Standard Chartered Bank	(20,027)	—	—	—	(20,027)
Toronto-Dominion Bank	(797)	797	—	—	—
UBS AG	(21,176)	5,413	—	—	(15,763)
Total	$(2,148,580)	$507,654	$220,146	$—	$(1,420,780)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

112

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Multi-Asset Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$328,212	$(620,972)
Futures contracts	2,595,916	(2,742,618)
Purchased options	40,258	—
Swap contracts	776,957	(530,609)
Written options	—	(49,723)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,741,343	(3,943,922)
Derivatives not subject to a MNA	(3,203,819)	2,999,888
Total gross amount of assets and liabilities subject to MNA or similar agreements	$537,524	$(944,034)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$80,391	$(80,391)	$—	$—	$—
Barclays	10,725	(10,725)	—	—	—
BNP Paribas Securities Services	17,659	(17,659)	—	—	—
Citibank NA	46,628	(46,628)	—	—	—
Credit Agricole CIB	6	(6)	—	—	—
Deutsche Bank Securities, Inc.	57,200	(57,200)	—	—	—
Goldman Sachs & Co.	54,783	(37,060)	—	—	17,723
Hongkong and Shanghai Banking Corporation	343	—	—	—	343
JP Morgan Chase & Co.	25,480	(25,480)	—	—	—
Morgan Stanley	128,054	(24,706)	—	—	103,348
Nomura International	89,312	(89,312)	—	—	—
Societe Generale Group	444	(232)	—	—	212
Standard Chartered Bank	3,367	(3,367)	—	—	—
State Street Global Markets LLC	1,650	(1,650)	—	—	—
UBS AG	21,482	(2,787)	—	—	18,695
Total	$537,524	$(397,203)	$—	$—	$140,321

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(112,259)	$80,391	$—	$—	$(31,868)
Barclays	(42,919)	10,725	—	—	(32,194)
BNP Paribas Securities Services	(48,757)	17,659	—	—	(31,098)
Citibank NA	(54,749)	46,628	—	—	(8,121)
Credit Agricole CIB	(246)	6	—	—	(240)
Deutsche Bank Securities, Inc.	(237,440)	57,200	—	—	(180,240)
Goldman Sachs & Co.	(37,060)	37,060	—	—	—
JP Morgan Chase & Co.	(65,448)	25,480	—	—	(39,968)
Morgan Stanley	(24,706)	24,706	—	—	—
Nomura International	(266,207)	89,312	—	—	(176,895)
Societe Generale Group	(232)	232	—	—	—
Standard Chartered Bank	(10,167)	3,367	—	—	(6,800)
State Street Global Markets LLC	(9,869)	1,650	—	—	(8,219)
Toronto-Dominion Bank	(4,649)	—	—	—	(4,649)
UBS AG	(2,787)	2,787	—	—	—
Westpac International	(26,539)	—	—	—	(26,539)
Total	$(944,034)	$397,203	$—	$—	$(546,831)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

113

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Real Asset Fund (Consolidated)
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$49	$(48,521)
Futures contracts	1,008,057	(402,351)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,008,106	(450,872)
Derivatives not subject to a MNA	(1,008,057)	402,351
Total gross amount of assets and liabilities subject to MNA or similar agreements	$49	$(48,521)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Morgan Stanley	$49	$(49)	$—	$—	$—
Total	$49	$(49)	$—	$—	$—

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Goldman Sachs & Co.	$(5,561)	$—	$—	$—	$(5,561)
Morgan Stanley	(42,960)	49	—	—	(42,911)
Total	$(48,521)	$49	$—	$—	$(48,472)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Diversified Opportunities Fund (Consolidated)
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$42,768	$(106,928)
Futures contracts	309,204	(57,306)
Swap contracts	7,099	(36,006)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	359,071	(200,240)
Derivatives not subject to a MNA	(309,204)	93,312
Total gross amount of assets and liabilities subject to MNA or similar agreements	$49,867	$(106,928)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Goldman Sachs & Co.	$16,204	$(16,204)	$—	$—	$—
Morgan Stanley	33,555	—	—	—	33,555
UBS AG	108	(108)	—	—	—
Total	$49,867	$(16,312)	$—	$—	$33,555

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(16,909)	$—	$—	$—	$(16,909)
Goldman Sachs & Co.	(66,965)	16,204	—	—	(50,761)
Hongkong and Shanghai Banking Corporation	(22,933)	—	—	—	(22,933)
UBS AG	(121)	108	—	—	(13)
Total	$(106,928)	$16,312	$—	$—	$(90,616)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

114

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks. References to "Fund" in this section include the Fund or an underlying fund, as applicable.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investments in securities of other investment companies are subject to the risks that apply to the other investment companies’ strategies and portfolio holdings. The success of a Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objectives. In addition, investments in exchange-traded funds (“ETFs”) are subject to the additional risk that shares of the ETF may trade at a premium or discount to their net asset value per share, or may not have an active trading market available. A Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested and may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events (including wars, military conflicts, trade disputes, tariffs, economic sanctions, export controls, retaliatory measures, pandemics and epidemics) may inject uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services, and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.

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A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2026. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
Management evaluated each Fund's investments in foreign markets for the current tax year. As of April 30, 2026, the Funds have not incurred foreign income tax payments that met the disclosure threshold.
b)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2025 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Conservative Allocation Fund*	$19,906,150	$3,755,536
Multi-Asset Income Fund	7,788,216	—
Real Asset Fund (Consolidated)*	11,082,662	86,574,009
Diversified Opportunities Fund (Consolidated)	756,788	316,201

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended October 31, 2025, Conservative Allocation Fund utilized $260,969, Moderate Allocation Fund utilized $51,359, Multi-Asset Income Fund utilized $6,018,920 and Real Asset Fund utilized $1,431,741 of prior year capital loss carryforwards, respectively.
The Balanced Income Fund, Checks and Balances Fund, Moderate Allocation Fund and Moderately Aggressive Allocation Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2025.
c)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2026 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced Income Fund	$10,463,729,840	$1,062,368,250	$(257,765,355)	$804,602,895
Checks and Balances Fund	1,114,345,872	276,800,369	(40,865,985)	235,934,384
Conservative Allocation Fund	126,418,849	16,331,053	(2,371,372)	13,959,681
Moderate Allocation Fund	263,995,566	67,726,798	(5,067,294)	62,659,504
Moderately Aggressive Allocation Fund	429,060,386	156,250,535	(2,027,559)	154,222,976
Multi-Asset Income Fund	595,255,230	40,593,458	(17,939,916)	22,653,542
Real Asset Fund (Consolidated)	56,390,674	9,559,021	(2,206,533)	7,352,488
Diversified Opportunities Fund (Consolidated)	137,655,763	29,439,437	(2,733,658)	26,705,779
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund's investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund.  HFMC has entered into sub-advisory agreements with each of Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (“SIMNA”). Wellington Management serves as a sub-adviser to each of Balanced Income Fund, Multi-Asset Income Fund and Real Asset Fund (each a “Wellington Sub-Advised Fund” and collectively, the “Wellington Sub-Advised Funds”). Wellington Management

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 April 30, 2026 (Unaudited)

performs the daily investment of the assets for the Wellington Sub-Advised Funds. SIMNA serves as the sub-adviser to Diversified Opportunities Fund (the "Schroders Sub-Advised Fund"), and Schroder Investment Management North America Limited ("SIMNA Ltd."), an affiliate of SIMNA, serves as a sub-sub-adviser to Diversified Opportunities Fund. SIMNA performs the daily investment of the assets for the Schroders Sub-Advised Fund and SIMNA may allocate assets to or from SIMNA Ltd. in connection with the daily investment of the assets for the Schroders Sub-Advised Fund. HFMC is responsible for the day-to-day management of Checks and Balances Fund, Conservative Allocation Fund, Moderate Allocation Fund, and Moderately Aggressive Allocation Fund. As of April 30, 2026, each Fund, except Checks and Balances Fund and Conservative Allocation Fund, pays a fee to HFMC under the Investment Management Agreement. With respect to the sub-advised funds, HFMC pays a sub-advisory fee to the respective sub-adviser out of its management fee. SIMNA pays a sub-sub-advisory fee to SIMNA Ltd. out of the sub-advisory fee for Diversified Opportunities Fund.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2026; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Balanced Income Fund	0.7000% on first $250 million and;
0.6300% on next $250 million and;
0.6000% on next $500 million and;
0.5700% on next $1.5 billion and;
0.5500% on next $2.5 billion and;
0.5300% on next $5 billion and;
0.4500% on next $2 billion and;
0.3900% over $12 billion
Checks and Balances Fund and Conservative Allocation Fund	None
Moderate Allocation Fund and Moderately Aggressive Allocation Fund	0.1000% on first $500 million and;
0.0950% on next $500 million and;
0.0900% on next $1.5 billion and;
0.0800% on next $2.5 billion and;
0.0700% on next $2.5 billion and;
0.0600% on next $2.5 billion and;
0.0500% over $10 billion
Multi-Asset Income Fund	0.5900% on first $500 million and;
0.5500% on next $250 million and;
0.5000% on next $250 million and;
0.4750% on next $4 billion and;
0.4725% on next $5 billion and;
0.4700% over $10 billion
Real Asset Fund(1)	0.7950% on first $500 million and;
0.7600% on next $500 million and;
0.7300% on next $1.5 billion and;
0.7000% on next $2.5 billion and;
0.6600% over $5 billion
Diversified Opportunities Fund (Excluding assets invested in any mutual fund or exchange-traded fund for which the
Investment Manager or its affiliates serves as investment manager (“Affiliated Funds”))(2)
0.5500% on first $1 billion and;
0.5300% over $1 billion

Diversified Opportunities Fund (Invested in Affiliated Funds)	0.0000% on all assets invested in Affiliated Funds

(1)
HFMC has contractually agreed to waive a portion of the management fee it receives from the Real Asset Fund in an amount equal to the management fee paid to it by the Real Asset Fund's Subsidiary. This waiver will remain in effect for as long as the Real Asset Fund remains invested in the Subsidiary.
(2)
HFMC has contractually agreed to waive a portion of the management fee it receives from the Diversified Opportunities Fund in an amount equal to the management fee paid to it by the Diversified Opportunities Fund's Subsidiary. This waiver will remain in effect for as long as the Diversified Opportunities Fund remains invested in the Subsidiary.
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.

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 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

c)
Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2026, HFMC contractually agreed to limit the total annual fund operating expenses until the dates stated in the footnotes to the table below (unless the applicable Board of Directors approves its earlier termination) as follows for the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Conservative Allocation Fund(1)	1.13%	1.89%	0.84%	1.44%	1.14%	0.84%	N/A	0.84%	0.73%	N/A
Real Asset Fund (Consolidated)(2)	1.25%	2.00%	1.00%	1.50%	1.20%	0.95%	0.90%	0.90%	0.90%	N/A
Diversified Opportunities Fund (Consolidated)(3)	N/A	N/A	0.80%	N/A	N/A	N/A	N/A	N/A	N/A	0.65%

(1)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions and extraordinary expenses through February 28, 2027.
(2)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses through February 28, 2027.
(3)
HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses resulting from the
Fund’s investments in investment companies other than Affiliated Funds, and extraordinary expenses through February 28, 2027.

d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2026, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. For the six-month period ended April 30, 2026, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2026, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Balanced Income Fund	$833,157	$60,834
Checks and Balances Fund	332,877	2,925
Conservative Allocation Fund	22,096	122
Moderate Allocation Fund	52,165	568
Moderately Aggressive Allocation Fund	118,485	1,126
Multi-Asset Income Fund	66,635	500
Real Asset Fund (Consolidated)	21,024	17
The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class  R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.  Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable share class of the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors and Officers – For the six-month period ended April 30, 2026, the remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of each Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed

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 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

by HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2026, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company's Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc. ("HFMG"), allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.250%
Class C	0.250%
Class I	0.200%
Class R3	0.220%
Class R4	0.170%
Class R5	0.120%
Class R6	0.004%
Class Y	0.110%
Class F	0.004%
Class SDR	0.004%
Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2026, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Balanced Income Fund	0.08%	0.10%	0.10%	0.21%	0.17%	0.11%	0.00%*	0.11%	0.00%*	N/A
Checks and Balances Fund	0.09%	0.14%	0.14%	0.21%	0.17%	0.12%	N/A	N/A	0.00%*	N/A
Conservative Allocation Fund	0.13%	0.23%	0.11%	0.22%	0.16%	0.11%	N/A	0.10%	0.00%*	N/A
Moderate Allocation Fund	0.12%	0.20%	0.11%	0.21%	0.15%	0.09%	N/A	N/A	0.00%*	N/A
Moderately Aggressive Allocation Fund	0.13%	0.23%	0.11%	0.22%	0.17%	0.11%	N/A	N/A	0.00%*	N/A
Multi-Asset Income Fund	0.15%	0.16%	0.11%	0.21%	0.16%	0.12%	0.00%*	0.11%	0.00%*	N/A
Real Asset Fund (Consolidated)	0.12%	0.25%	0.09%	0.21%	0.15%	0.11%	0.00%*	0.11%	0.00%*	N/A
Diversified Opportunities Fund (Consolidated)	N/A	N/A	0.13%	N/A	N/A	N/A	N/A	N/A	N/A	0.00%*

*	Percentage rounds to zero.
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. Each of Checks and Balances Fund, Conservative Allocation Fund, Moderate Allocation Fund, and Moderately Aggressive Allocation Fund do not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or

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 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2026.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Balanced Income Fund	$135,452,258	$122,643,833	$18,139,559 (2)
Multi-Asset Income Fund	15,601,340	11,857,789	4,312,234 (2)
Real Asset Fund (Consolidated)	619,585	177,873	469,457 (2)
Diversified Opportunities Fund (Consolidated)	10,378,927	7,159,364	3,452,190 (2)

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

(2)	The non-cash collateral consisted of U.S. Government securities.
9.
Affiliate Fund Transactions:
A summary of affiliated investment companies transactions for the Checks and Balances Fund, Conservative Allocation Fund, Moderate Allocation Fund, and Moderately Aggressive Allocation Fund for the six-month period ended April 30, 2026 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gains Distribution
Checks and Balances Fund
Hartford Total Return Bond ETF	$461,197,497	$17,788,284	$30,712,407	$(4,443,876)	$(4,458,175)	$439,371,323	13,022,268	$10,884,055	$—
The Hartford Capital Appreciation Fund, Class F	464,277,852	52,996,840	53,529,544	1,125,946	(12,594,462)	452,276,632	9,815,031	2,883,020	28,894,557
The Hartford Dividend and Growth Fund, Class F	462,206,929	71,712,645	63,067,279	2,908,159	(15,128,153)	458,632,301	12,789,523	3,585,939	48,138,200
Total	$1,387,682,278	$142,497,769	$147,309,230	$(409,771)	$(32,180,790)	$1,350,280,256	35,626,822	$17,353,014	$77,032,757
Conservative Allocation Fund
Hartford Core Bond ETF	$25,000,357	$696,429	$1,096,793	$(210,267)	$(196,954)	$24,192,772	690,433	$525,738	$—
Hartford Core Equity Fund, Class F	14,025,801	2,755,176	2,078,475	(8,147)	(720,929)	13,973,426	246,315	88,768	1,407,615
Hartford Large Cap Growth ETF	7,439,478	—	998,012	198,088	(306,682)	6,332,872	227,229	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	3,637,601	—	542,059	127,100	402,915	3,625,557	88,299	52,656	—
Hartford Schroders Core Fixed Income Fund, Class F	16,285,770	876,310	1,544,410	(7,493)	(280,135)	15,330,042	1,786,718	357,766	—

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 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gains Distribution
Conservative Allocation Fund – (continued)
Hartford Schroders Emerging Markets Equity Fund, Class F	$1,806,464	$891,047	$644,853	$114,056	$307,503	$2,474,217	90,830	$31,015	$—
Hartford Schroders International Contrarian Value Fund, Class F	2,865,857	817,091	1,073,173	175,066	14,018	2,798,859	160,118	98,369	71,399
Hartford Small Cap Value Fund, Class F	1,427,479	878,783	332,486	15,037	219,139	2,207,952	161,636	19,820	76,764
Hartford Strategic Income ETF	16,709,173	—	1,198,675	(9,976)	(291,341)	15,209,181	433,310	464,647	—
Hartford US Quality Growth ETF	3,675,446	—	627,252	57,374	(25,589)	3,079,979	49,469	10,903	—
Hartford US Value ETF	3,750,535	—	833,954	97,653	325,075	3,339,309	55,546	45,196	—
The Hartford Equity Income Fund, Class F	6,808,472	765,739	939,973	(42,522)	(66,801)	6,524,915	310,562	75,619	690,120
The Hartford Inflation Plus Fund, Class F	7,252,887	1,725,284	757,474	7,460	2,839	8,230,996	775,047	135,346	—
The Hartford International Growth Fund, Class F	2,537,381	204,175	286,299	25,577	18,408	2,499,242	113,447	28,256	8,560
The Hartford International Opportunities Fund, Class F	4,341,706	362,836	1,206,414	120,110	(43,086)	3,575,152	154,568	79,194	275,815
The Hartford Small Company Fund, Class F	1,413,795	891,370	384,058	29,766	175,718	2,126,591	78,414	—	—
The Hartford World Bond Fund, Class F	26,081,414	1,654,441	2,222,153	(71,494)	(584,740)	24,857,468	2,488,235	866,686	—
Total	$145,059,616	$12,518,681	$16,766,513	$617,388	$(1,050,642)	$140,378,530	7,910,176	$2,879,979	$2,530,273
Moderate Allocation Fund
Hartford Core Bond ETF	$37,406,987	$2,167,733	$1,623,064	$(311,539)	$(307,625)	$37,332,492	1,065,425	$790,388	$—
Hartford Core Equity Fund, Class F	50,996,070	6,585,677	4,038,944	3,474	(2,726,070)	50,820,207	895,826	318,326	5,055,802
Hartford Large Cap Growth ETF	25,378,811	—	2,206,983	799,319	(1,168,888)	22,802,259	818,165	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	16,323,784	—	2,420,230	693,461	1,685,698	16,282,713	396,559	236,295	—
Hartford Schroders Core Fixed Income Fund, Class F	21,536,445	1,926,679	2,178,366	(53,166)	(342,599)	20,888,993	2,434,615	483,801	—
Hartford Schroders Emerging Markets Equity Fund, Class F	8,343,236	2,921,811	2,028,265	449,692	1,364,057	11,050,531	405,673	140,142	—
Hartford Schroders International Contrarian Value Fund, Class F	12,080,744	3,424,777	3,343,778	598,095	234,286	12,994,124	743,371	436,286	321,904
Hartford Small Cap Value Fund, Class F	5,216,878	2,670,235	235,927	11,172	846,769	8,509,127	622,923	79,387	295,109
Hartford Strategic Income ETF	23,595,740	—	—	—	(403,064)	23,192,676	660,760	664,601	—

121

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gains Distribution
Moderate Allocation Fund – (continued)
Hartford US Quality Growth ETF	$12,967,429	$—	$1,103,153	$52,524	$186,575	$12,103,375	194,398	$38,466	$—
Hartford US Value ETF	12,695,631	—	1,717,444	139,580	1,379,903	12,497,670	207,886	152,991	—
The Hartford Equity Income Fund, Class F	24,315,384	3,181,821	3,408,949	(195,199)	(294,174)	23,598,883	1,123,221	283,439	2,565,386
The Hartford International Growth Fund, Class F	11,695,356	285,589	613,519	94,570	73,288	11,535,284	523,617	126,958	38,725
The Hartford International Opportunities Fund, Class F	18,952,933	1,530,531	3,864,339	735,197	(353,549)	17,000,773	735,010	341,206	1,189,324
The Hartford Small Company Fund, Class F	5,577,580	2,653,517	691,715	62,962	697,378	8,299,722	306,037	—	—
The Hartford World Bond Fund, Class F	37,531,479	4,901,675	3,737,223	(97,227)	(852,463)	37,746,241	3,778,402	1,254,730	—
Total	$324,614,487	$32,250,045	$33,211,899	$2,982,915	$19,522	$326,655,070	14,911,888	$5,347,016	$9,466,250
Moderately Aggressive Allocation Fund
Hartford Core Bond ETF	$28,318,603	$1,084,715	$—	$—	$(462,801)	$28,940,517	825,928	$600,599	$—
Hartford Core Equity Fund, Class F	122,633,861	13,034,832	6,322,718	41,863	(6,778,391)	122,609,447	2,161,280	775,129	12,259,703
Hartford Large Cap Growth ETF	63,461,762	—	4,458,303	1,614,696	(2,538,050)	58,080,105	2,083,965	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	36,088,042	—	5,631,680	1,403,176	3,840,284	35,699,822	869,455	522,393	—
Hartford Schroders Core Fixed Income Fund, Class F	15,549,446	1,749,143	1,524,370	(38,082)	(251,600)	15,484,537	1,804,725	351,069	—
Hartford Schroders Emerging Markets Equity Fund, Class F	18,795,698	6,572,534	3,540,195	863,595	3,311,053	26,002,685	954,577	320,055	—
Hartford Schroders International Contrarian Value Fund, Class F	28,713,070	6,220,978	8,345,331	1,701,718	147,317	28,437,752	1,626,874	983,954	719,306
Hartford Small Cap Value Fund, Class F	13,493,635	5,819,338	355,000	(3,200)	2,090,370	21,045,143	1,540,640	205,338	763,310
Hartford Strategic Income ETF	15,802,389	—	—	—	(269,937)	15,532,452	442,520	445,092	—
Hartford US Quality Growth ETF	30,272,292	—	715,638	34,073	736,820	30,327,547	487,105	89,798	—
Hartford US Value ETF	29,117,867	—	3,416,800	277,690	3,249,123	29,227,880	486,176	350,890	—
The Hartford Equity Income Fund, Class F	58,641,627	6,908,627	7,239,695	(425,251)	(789,568)	57,095,740	2,717,551	694,631	6,213,997
The Hartford International Growth Fund, Class F	24,679,158	352,058	400,057	44,740	308,048	24,983,947	1,134,088	270,529	81,530
The Hartford International Opportunities Fund, Class F	44,848,714	3,706,010	12,077,314	2,474,305	(1,815,129)	37,136,586	1,605,559	833,170	2,872,839

122

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gains Distribution
Moderately Aggressive Allocation Fund – (continued)
The Hartford Small Company Fund, Class F	$14,399,100	$5,858,726	$1,434,912	$153,411	$1,730,280	$20,706,605	763,518	$—	$—
The Hartford World Bond Fund, Class F	31,195,662	4,362,910	2,778,432	(70,063)	(737,480)	31,972,597	3,200,460	1,048,422	—
Total	$576,010,926	$55,669,871	$58,240,445	$8,072,671	$1,770,339	$583,283,362	22,704,421	$7,491,069	$22,910,685
10.
Affiliate Holdings:
As of April 30, 2026, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Conservative Allocation Fund	—	—	—	—	—	1%	N/A	—	10%	N/A
Multi-Asset Income Fund	—	—	—	—	—	1%	—	—	—	N/A
Real Asset Fund (Consolidated)	—	—	—	0%*	49%	51%	7%	—	—	N/A
Diversified Opportunities Fund (Consolidated)	N/A	N/A	93%	N/A	N/A	N/A	N/A	N/A	N/A	0%*

*	Percentage rounds to zero.

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Conservative Allocation Fund	—	—	—	—	—	0%*	N/A	—	0%*	N/A
Multi-Asset Income Fund	—	—	—	—	—	0%*	—	—	—	N/A
Real Asset Fund (Consolidated)	—	—	—	0%*	0%*	0%*	0%*	—	—	N/A
Diversified Opportunities Fund (Consolidated)	N/A	N/A	0%*	N/A	N/A	N/A	N/A	N/A	N/A	0%*

*	Percentage rounds to zero.
As of April 30, 2026, the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Fund identified below. The 529 plan owned shares in the Fund listed below as follows:
Fund	Percentage of Fund*
Balanced Income Fund	0%(1)

*	As of April 30, 2026, the 529 plan was invested in Class F shares.
(1)	Percentage rounds to zero.
11.
Significant Shareholder Concentration:
As of April 30, 2026, one shareholder owns greater than 75% of the Diversified Opportunities Fund. The Diversified Opportunities Fund may experience adverse effects when such large shareholder redeems or purchases large amounts of shares of the Diversified Opportunities Fund. Such redemptions may cause the Diversified Opportunities Fund to sell securities at times when it would not otherwise do so, which may negatively impact the Diversified Opportunities Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Diversified Opportunities Fund’s performance to the extent that the Diversified Opportunities Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

123

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

12.
Investment Transactions:
For the six-month period ended April 30, 2026, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced Income Fund	$4,515,333,891	$5,030,941,487	$1,277,999,015	$1,429,147,146	$5,793,332,906	$6,460,088,633
Checks and Balances Fund	142,497,769	147,309,230	—	—	142,497,769	147,309,230
Conservative Allocation Fund	12,518,681	16,766,513	—	—	12,518,681	16,766,513
Moderate Allocation Fund	32,250,045	33,211,899	—	—	32,250,045	33,211,899
Moderately Aggressive Allocation Fund	55,669,871	58,240,445	—	—	55,669,871	58,240,445
Multi-Asset Income Fund	287,438,884	283,221,404	27,249,475	33,967,484	314,688,359	317,188,888
Real Asset Fund (Consolidated)	22,219,553	24,687,782	14,939,606	9,743,140	37,159,159	34,430,922
Diversified Opportunities Fund (Consolidated)	36,593,202	23,773,918	9,685,239	7,978,312	46,278,441	31,752,230
13.
Capital Share Transactions:
The following information is for the six-month period ended April 30, 2026 and the year ended October 31, 2025:
	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Balanced Income Fund
Class A
Shares Sold	22,972,101	$341,183,660	52,233,746	$764,708,266
Shares Issued for Reinvested Dividends	17,984,078	262,259,481	20,365,148	295,286,358
Shares Redeemed	(35,124,550)	(521,296,026)	(66,534,016)	(974,851,316)
Net Increase (Decrease)	5,831,629	82,147,115	6,064,878	85,143,308
Class C
Shares Sold	1,415,512	$20,606,546	3,545,796	$50,997,205
Shares Issued for Reinvested Dividends	3,239,139	46,323,384	4,654,601	66,103,626
Shares Redeemed	(12,302,355)	(178,840,519)	(31,757,840)	(455,590,474)
Net Increase (Decrease)	(7,647,704)	(111,910,589)	(23,557,443)	(338,489,643)
Class I
Shares Sold	13,971,942	$207,582,662	31,313,803	$458,384,789
Shares Issued for Reinvested Dividends	12,188,744	177,824,681	15,485,980	224,585,011
Shares Redeemed	(36,020,120)	(534,291,707)	(68,980,382)	(1,011,442,136)
Net Increase (Decrease)	(9,859,434)	(148,884,364)	(22,180,599)	(328,472,336)
Class R3
Shares Sold	521,005	$7,786,844	1,396,206	$20,503,762
Shares Issued for Reinvested Dividends	436,608	6,405,833	526,586	7,672,854
Shares Redeemed	(1,121,963)	(16,677,546)	(2,637,907)	(38,862,345)
Net Increase (Decrease)	(164,350)	(2,484,869)	(715,115)	(10,685,729)
Class R4
Shares Sold	178,134	$2,670,124	612,026	$9,025,892
Shares Issued for Reinvested Dividends	195,821	2,878,112	257,790	3,757,937
Shares Redeemed	(1,350,215)	(20,055,109)	(1,298,142)	(19,002,803)
Net Increase (Decrease)	(976,260)	(14,506,873)	(428,326)	(6,218,974)
Class R5
Shares Sold	190,828	$2,857,112	310,661	$4,606,530
Shares Issued for Reinvested Dividends	116,591	1,714,468	152,332	2,224,318
Shares Redeemed	(296,698)	(4,462,046)	(656,464)	(9,717,404)
Net Increase (Decrease)	10,721	109,534	(193,471)	(2,886,556)
Class R6
Shares Sold	1,677,170	$25,296,633	4,989,794	$74,397,445
Shares Issued for Reinvested Dividends	947,329	14,043,602	1,095,629	16,130,467
Shares Redeemed	(2,407,103)	(36,235,150)	(5,815,751)	(86,997,614)
Net Increase (Decrease)	217,396	3,105,085	269,672	3,530,298

124

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	114,384	$1,726,563	844,338	$12,475,123
Shares Issued for Reinvested Dividends	172,107	2,552,858	223,560	3,292,998
Shares Redeemed	(586,113)	(8,869,228)	(1,316,770)	(19,660,937)
Net Increase (Decrease)	(299,622)	(4,589,807)	(248,872)	(3,892,816)
Class F
Shares Sold	8,897,436	$132,361,613	19,316,688	$283,325,155
Shares Issued for Reinvested Dividends	9,824,806	143,483,384	12,073,850	175,219,671
Shares Redeemed	(21,676,370)	(322,031,100)	(40,292,776)	(590,772,912)
Net Increase (Decrease)	(2,954,128)	(46,186,103)	(8,902,238)	(132,228,086)
Total Net Increase (Decrease)	(15,841,752)	$(243,200,871)	(49,891,514)	$(734,200,534)

Checks and Balances Fund
Class A
Shares Sold	2,006,053	$21,114,536	4,598,196	$46,998,005
Shares Issued for Reinvested Dividends	7,490,026	77,641,946	5,339,371	54,429,449
Shares Redeemed	(9,199,464)	(96,663,547)	(17,017,589)	(174,406,919)
Net Increase (Decrease)	296,615	2,092,935	(7,080,022)	(72,979,465)
Class C
Shares Sold	102,202	$1,073,202	329,939	$3,354,190
Shares Issued for Reinvested Dividends	232,287	2,391,175	168,596	1,704,212
Shares Redeemed	(745,751)	(7,742,328)	(1,538,592)	(15,560,266)
Net Increase (Decrease)	(411,262)	(4,277,951)	(1,040,057)	(10,501,864)
Class I
Shares Sold	518,933	$5,498,301	3,295,710	$34,237,801
Shares Issued for Reinvested Dividends	533,675	5,547,930	432,598	4,419,035
Shares Redeemed	(1,839,546)	(19,383,072)	(3,903,248)	(39,934,166)
Net Increase (Decrease)	(786,938)	(8,336,841)	(174,940)	(1,277,330)
Class R3
Shares Sold	47,599	$495,891	173,074	$1,775,836
Shares Issued for Reinvested Dividends	60,999	628,462	41,486	420,261
Shares Redeemed	(48,469)	(516,250)	(271,747)	(2,769,331)
Net Increase (Decrease)	60,129	608,103	(57,187)	(573,234)
Class R4
Shares Sold	9,773	$102,072	28,673	$291,748
Shares Issued for Reinvested Dividends	21,319	219,813	15,943	161,702
Shares Redeemed	(33,485)	(349,901)	(79,089)	(824,688)
Net Increase (Decrease)	(2,393)	(28,016)	(34,473)	(371,238)
Class R5
Shares Sold	3,893	$40,021	14,450	$144,169
Shares Issued for Reinvested Dividends	10,059	101,917	7,823	78,071
Shares Redeemed	(12,036)	(123,444)	(38,781)	(399,723)
Net Increase (Decrease)	1,916	18,494	(16,508)	(177,483)
Class F
Shares Sold	14,412	$152,063	11,113	$115,351
Shares Issued for Reinvested Dividends	11,218	116,534	8,936	91,215
Shares Redeemed	(18,611)	(195,374)	(53,726)	(546,943)
Net Increase (Decrease)	7,019	73,223	(33,677)	(340,377)
Total Net Increase (Decrease)	(834,914)	$(9,850,053)	(8,436,864)	$(86,220,991)

Conservative Allocation Fund
Class A
Shares Sold	344,613	$4,181,326	550,022	$6,281,617
Shares Issued for Reinvested Dividends	310,937	3,721,916	294,683	3,277,483
Shares Redeemed	(1,011,260)	(12,243,896)	(2,235,743)	(25,648,282)
Net Increase (Decrease)	(355,710)	(4,340,654)	(1,391,038)	(16,089,182)

125

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class C
Shares Sold	22,637	$273,388	38,147	$439,896
Shares Issued for Reinvested Dividends	9,080	108,050	12,593	139,487
Shares Redeemed	(132,195)	(1,589,414)	(339,201)	(3,830,985)
Net Increase (Decrease)	(100,478)	(1,207,976)	(288,461)	(3,251,602)
Class I
Shares Sold	130,218	$1,575,022	341,513	$4,004,052
Shares Issued for Reinvested Dividends	34,140	408,309	24,074	267,689
Shares Redeemed	(109,735)	(1,327,363)	(137,665)	(1,575,987)
Net Increase (Decrease)	54,623	655,968	227,922	2,695,754
Class R3
Shares Sold	6,058	$73,159	16,548	$187,822
Shares Issued for Reinvested Dividends	3,429	41,008	3,764	41,870
Shares Redeemed	(20,140)	(243,516)	(70,730)	(820,713)
Net Increase (Decrease)	(10,653)	(129,349)	(50,418)	(591,021)
Class R4
Shares Sold	4,216	$50,914	20,109	$228,361
Shares Issued for Reinvested Dividends	2,295	27,362	1,815	20,116
Shares Redeemed	(1,409)	(16,990)	(12,399)	(138,633)
Net Increase (Decrease)	5,102	61,286	9,525	109,844
Class R5
Shares Sold	18,989	$229,290	35,431	$404,645
Shares Issued for Reinvested Dividends	4,099	48,944	3,698	41,046
Shares Redeemed	(16,906)	(203,105)	(55,992)	(660,000)
Net Increase (Decrease)	6,182	75,129	(16,863)	(214,309)
Class Y
Shares Sold	—	$—	411	$5,000
Shares Issued for Reinvested Dividends	690	8,251	1,198	13,330
Shares Redeemed	(1,800)	(21,751)	(100,271)	(1,140,943)
Net Increase (Decrease)	(1,110)	(13,500)	(98,662)	(1,122,613)
Class F
Shares Sold	—	$—	4,584	$52,762
Shares Issued for Reinvested Dividends	622	7,445	909	10,107
Shares Redeemed	(4,066)	(48,958)	(13,926)	(155,522)
Net Increase (Decrease)	(3,444)	(41,513)	(8,433)	(92,653)
Total Net Increase (Decrease)	(405,488)	$(4,940,609)	(1,616,428)	$(18,555,782)

Moderate Allocation Fund
Class A
Shares Sold	635,887	$8,675,986	737,463	$9,825,620
Shares Issued for Reinvested Dividends	1,903,362	25,619,265	505,187	6,466,390
Shares Redeemed	(1,533,875)	(21,003,473)	(3,154,407)	(42,043,756)
Net Increase (Decrease)	1,005,374	13,291,778	(1,911,757)	(25,751,746)
Class C
Shares Sold	20,789	$284,263	74,490	$990,379
Shares Issued for Reinvested Dividends	43,805	585,443	8,085	103,491
Shares Redeemed	(95,189)	(1,292,892)	(152,813)	(2,032,371)
Net Increase (Decrease)	(30,595)	(423,186)	(70,238)	(938,501)
Class I
Shares Sold	55,389	$784,774	195,936	$2,635,083
Shares Issued for Reinvested Dividends	75,835	1,026,640	16,950	217,808
Shares Redeemed	(126,446)	(1,721,579)	(105,099)	(1,394,950)
Net Increase (Decrease)	4,778	89,835	107,787	1,457,941
Class R3
Shares Sold	47,528	$641,055	137,954	$1,817,303
Shares Issued for Reinvested Dividends	60,744	801,438	15,801	199,101
Shares Redeemed	(62,804)	(844,101)	(323,707)	(4,338,747)
Net Increase (Decrease)	45,468	598,392	(169,952)	(2,322,343)

126

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	10,353	$142,390	44,244	$606,823
Shares Issued for Reinvested Dividends	18,987	256,189	5,445	69,855
Shares Redeemed	(23,026)	(325,189)	(82,191)	(1,096,790)
Net Increase (Decrease)	6,314	73,390	(32,502)	(420,112)
Class R5
Shares Sold	42,188	$578,970	214,632	$2,888,450
Shares Issued for Reinvested Dividends	75,185	1,018,767	19,071	245,249
Shares Redeemed	(34,496)	(482,444)	(211,761)	(2,802,308)
Net Increase (Decrease)	82,877	1,115,293	21,942	331,391
Class F
Shares Sold	1,514	$19,686	19,506	$259,981
Shares Issued for Reinvested Dividends	6,363	86,176	2,188	28,091
Shares Redeemed	(5,733)	(76,389)	(25,386)	(314,489)
Net Increase (Decrease)	2,144	29,473	(3,692)	(26,417)
Total Net Increase (Decrease)	1,116,360	$14,774,975	(2,058,412)	$(27,669,787)

Moderately Aggressive Allocation Fund
Class A
Shares Sold	482,568	$7,683,930	1,063,126	$16,317,506
Shares Issued for Reinvested Dividends	3,370,085	52,211,546	1,028,955	15,358,385
Shares Redeemed	(2,244,004)	(35,848,642)	(4,133,008)	(63,653,365)
Net Increase (Decrease)	1,608,649	24,046,834	(2,040,927)	(31,977,474)
Class C
Shares Sold	66,417	$1,042,564	92,172	$1,405,601
Shares Issued for Reinvested Dividends	79,484	1,222,920	20,851	312,353
Shares Redeemed	(176,855)	(2,787,242)	(276,585)	(4,210,110)
Net Increase (Decrease)	(30,954)	(521,758)	(163,562)	(2,492,156)
Class I
Shares Sold	208,356	$3,313,961	174,452	$2,661,315
Shares Issued for Reinvested Dividends	95,860	1,474,842	27,734	410,211
Shares Redeemed	(193,022)	(3,056,813)	(193,137)	(2,939,772)
Net Increase (Decrease)	111,194	1,731,990	9,049	131,754
Class R3
Shares Sold	12,881	$198,509	70,527	$1,057,191
Shares Issued for Reinvested Dividends	36,842	550,984	10,975	159,176
Shares Redeemed	(55,589)	(848,083)	(133,104)	(1,997,120)
Net Increase (Decrease)	(5,866)	(98,590)	(51,602)	(780,753)
Class R4
Shares Sold	3,534	$56,822	38,451	$586,897
Shares Issued for Reinvested Dividends	12,065	185,849	4,681	69,523
Shares Redeemed	(17,653)	(282,069)	(79,894)	(1,220,137)
Net Increase (Decrease)	(2,054)	(39,398)	(36,762)	(563,717)
Class R5
Shares Sold	16,836	$271,643	46,033	$708,568
Shares Issued for Reinvested Dividends	32,355	503,027	10,087	150,609
Shares Redeemed	(23,450)	(384,814)	(46,600)	(722,714)
Net Increase (Decrease)	25,741	389,856	9,520	136,463
Class F
Shares Sold	94	$1,500	8,628	$132,139
Shares Issued for Reinvested Dividends	8,376	129,111	2,411	35,671
Shares Redeemed	(5,054)	(78,730)	(5,374)	(84,161)
Net Increase (Decrease)	3,416	51,881	5,665	83,649
Total Net Increase (Decrease)	1,710,126	$25,560,815	(2,268,619)	$(35,462,234)

127

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Multi-Asset Income Fund
Class A
Shares Sold	373,976	$7,553,374	694,043	$13,439,177
Shares Issued for Reinvested Dividends	699,591	14,044,401	1,457,528	28,143,691
Shares Redeemed	(1,679,201)	(33,835,470)	(3,481,560)	(67,271,806)
Net Increase (Decrease)	(605,634)	(12,237,695)	(1,329,989)	(25,688,938)
Class C
Shares Sold	64,307	$1,310,432	76,930	$1,511,505
Shares Issued for Reinvested Dividends	18,495	375,056	44,620	867,908
Shares Redeemed	(150,158)	(3,057,270)	(369,506)	(7,222,008)
Net Increase (Decrease)	(67,356)	(1,371,782)	(247,956)	(4,842,595)
Class I
Shares Sold	331,031	$6,661,911	480,085	$9,242,541
Shares Issued for Reinvested Dividends	79,295	1,585,483	149,175	2,871,947
Shares Redeemed	(215,990)	(4,332,079)	(778,467)	(14,981,586)
Net Increase (Decrease)	194,336	3,915,315	(149,207)	(2,867,098)
Class R3
Shares Sold	719	$14,822	1,648	$32,445
Shares Issued for Reinvested Dividends	822	16,882	1,834	36,144
Shares Redeemed	(608)	(12,545)	(6,734)	(136,065)
Net Increase (Decrease)	933	19,159	(3,252)	(67,476)
Class R4
Shares Sold	890	$18,417	2,495	$49,273
Shares Issued for Reinvested Dividends	933	19,166	1,775	35,054
Shares Redeemed	(250)	(5,156)	(2,543)	(49,479)
Net Increase (Decrease)	1,573	32,427	1,727	34,848
Class R5
Shares Sold	116	$2,405	265	$5,221
Shares Issued for Reinvested Dividends	152	3,109	301	5,930
Shares Redeemed	(104)	(2,148)	(462)	(9,169)
Net Increase (Decrease)	164	3,366	104	1,982
Class R6
Shares Sold	—	$—	48	$955
Shares Issued for Reinvested Dividends	316	6,465	620	12,210
Shares Redeemed	(175)	(3,605)	(485)	(9,485)
Net Increase (Decrease)	141	2,860	183	3,680
Class Y
Shares Sold	7,196	$147,186	9,090	$180,783
Shares Issued for Reinvested Dividends	4,131	84,761	8,334	164,346
Shares Redeemed	(10,555)	(216,177)	(27,668)	(546,356)
Net Increase (Decrease)	772	15,770	(10,244)	(201,227)
Class F
Shares Sold	434,699	$8,736,960	263,061	$5,068,646
Shares Issued for Reinvested Dividends	91,742	1,831,850	189,163	3,634,669
Shares Redeemed	(301,415)	(6,043,576)	(800,041)	(15,427,712)
Net Increase (Decrease)	225,026	4,525,234	(347,817)	(6,724,397)
Total Net Increase (Decrease)	(250,045)	$(5,095,346)	(2,086,451)	$(40,351,221)

Real Asset Fund (Consolidated)
Class A
Shares Sold	186,459	$1,907,189	253,144	$2,235,080
Shares Issued for Reinvested Dividends	88,089	850,054	93,485	766,578
Shares Redeemed	(150,016)	(1,511,014)	(532,777)	(4,700,904)
Net Increase (Decrease)	124,532	1,246,229	(186,148)	(1,699,246)
Class C
Shares Sold	2,786	$28,584	8,016	$71,059
Shares Issued for Reinvested Dividends	1,189	11,166	2,210	17,634
Shares Redeemed	(12,558)	(123,051)	(39,577)	(332,459)
Net Increase (Decrease)	(8,583)	(83,301)	(29,351)	(243,766)

128

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

	For the Six-Month Period Ended April 30, 2026		For the Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares Sold	254,616	$2,712,534	220,625	$1,949,106
Shares Issued for Reinvested Dividends	52,148	503,746	55,830	457,808
Shares Redeemed	(75,647)	(765,987)	(360,936)	(3,152,508)
Net Increase (Decrease)	231,117	2,450,293	(84,481)	(745,594)
Class R3
Shares Sold	175	$1,788	6,442	$57,366
Shares Issued for Reinvested Dividends	577	5,614	591	4,879
Shares Redeemed	(4,440)	(43,655)	(8,109)	(70,737)
Net Increase (Decrease)	(3,688)	(36,253)	(1,076)	(8,492)
Class R4
Shares Issued for Reinvested Dividends	103	$1,000	102	$840
Net Increase (Decrease)	103	1,000	102	840
Class R5
Shares Sold	540	$5,600	2,959	$25,663
Shares Issued for Reinvested Dividends	175	1,675	239	1,937
Shares Redeemed	(2,536)	(24,370)	(4,046)	(38,770)
Net Increase (Decrease)	(1,821)	(17,095)	(848)	(11,170)
Class R6
Shares Sold	3,555	$37,090	15,393	$136,618
Shares Issued for Reinvested Dividends	669	6,451	711	5,826
Shares Redeemed	(2,459)	(24,954)	(5,050)	(45,225)
Net Increase (Decrease)	1,765	18,587	11,054	97,219
Class Y
Shares Sold	16,654	$178,420	168,647	$1,455,206
Shares Issued for Reinvested Dividends	56,805	548,171	133,953	1,097,077
Shares Redeemed	(539,234)	(5,271,368)	(2,271,816)	(19,709,596)
Net Increase (Decrease)	(465,775)	(4,544,777)	(1,969,216)	(17,157,313)
Class F
Shares Sold	155,087	$1,612,401	121,673	$1,092,008
Shares Issued for Reinvested Dividends	34,158	329,967	45,112	369,921
Shares Redeemed	(113,975)	(1,171,089)	(476,837)	(4,230,868)
Net Increase (Decrease)	75,270	771,279	(310,052)	(2,768,939)
Total Net Increase (Decrease)	(47,080)	$(194,038)	(2,570,016)	$(22,536,461)

Diversified Opportunities Fund (Consolidated)
Class I
Shares Issued for Reinvested Dividends	510	$6,374	413	$4,811
Net Increase (Decrease)	510	6,374	413	4,811
Class SDR
Shares Sold	82,038	$1,037,525	5,010,933	$57,940,677
Shares Issued for Reinvested Dividends	562,405	7,024,433	263,354	3,066,794
Shares Redeemed	(8,215)	(105,969)	—	—
Net Increase (Decrease)	636,228	7,955,989	5,274,287	61,007,471
Total Net Increase (Decrease)	636,738	$7,962,363	5,274,700	$61,012,282
14.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated as of February 27, 2025, as amended on February 26, 2026. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford mutual funds and ETFs) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an applicable margin. The facility also charges a commitment fee. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2026, none of the Funds had borrowings under this facility.

129

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2026 (Unaudited)

15.
Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.
Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
On June 3, 2026, The Hartford and Wellington announced that they had reached a definitive agreement under which Wellington Investment Advisors Holdings, LLP (“WIAH”), Wellington’s corporate parent, will acquire HFMG and certain affiliates (including HFMC). The transaction has been approved by both The Hartford and Wellington and is expected to close in the first quarter of 2027. Following the closing of the above transaction, HFMC or an affiliate will continue to serve as the investment manager to each Fund contingent upon the approval of the Board of Directors of each Company and each Fund’s shareholders. For more information, please see the supplement to each Fund’s prospectus dated June 3, 2026.

130

Hartford Multi-Strategy Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

131

Hartford Multi-Strategy Funds
 Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

132

Hartford Multi-Strategy Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by each Company during the period November 1, 2025 through April 30, 2026:
(1) All directors and all members of any advisory board for regular compensation:
        All series of The Hartford Mutual Funds, Inc.: $956,309
        All series of The Hartford Mutual Funds II, Inc.: $259,580
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. paid any remuneration to their officers. The aggregate remuneration paid to the CCO is as follows:
        All series of The Hartford Mutual Funds, Inc.: $49,762
        All series of The Hartford Mutual Funds II, Inc.: $13,548
(4) Each person of whom any officer or director of the Fund is an affiliated person: Not applicable.

133

Hartford Multi-Strategy Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period November 1, 2025 through April 30, 2026.

134

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-MS26 06/26 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: July 1, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President (principal executive officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 1, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President (principal executive officer)

Date: July 1, 2026	By:	/s/ Ankit Puri
Ankit Puri
Treasurer (principal financial officer)